UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)

                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2009

                    DATE OF REPORTING PERIOD: AUGUST 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 89.9%
CONSUMER DISCRETIONARY -- 9.0%
   Abercrombie & Fitch, Cl A                                 900   $          47
   Aeropostale * (A)                                       4,300             150
   Amazon.com * (A)                                       30,970           2,503
   American Eagle Outfitters                              14,500             218
   AnnTaylor Stores *                                        500              12
   Apollo Group, Cl A * (A)                                1,500              96
   Autoliv                                                 7,500             288
   Autozone *                                                187              26
   Barnes & Noble (A)                                      4,300             106
   Bed Bath & Beyond *                                       900              28
   Belo, Cl A                                             15,100             111
   Best Buy (A)                                            2,100              94
   Big Lots *                                                400              12
   BorgWarner                                              3,100             128
   Brunswick (A)                                           4,600              63
   Cablevision Systems, Cl A (A)                           1,526              49
   California Pizza Kitchen * (A)                          1,500              22
   Carnival                                                1,000              37
   CBS, Cl B                                              28,981             469
   Centex                                                    800              13
   Central European Media Enterprises, Cl A *                400              31
   Chipotle Mexican Grill, Cl A *                            100               7
   Christopher & Banks (A)                                 4,300              41
   Coach *                                                33,410             969
   Comcast, Cl A (A)                                      33,787             716
   DeVry                                                     500              26
   Dick's Sporting Goods *                                 4,200              96
   DIRECTV Group *                                        25,100             708
   Discovery Holding, Cl A *                               6,200             125
   DISH Network, Cl A *                                    1,100              31
   DR Horton                                               4,500              56
   Eastman Kodak (A)                                      56,600             917
   EW Scripps, Cl A (A)                                      500               4
   Expedia *                                               3,400              60
   Family Dollar Stores (A)                                7,100             177
   FGX International Holdings *                            3,800              49
   Ford Motor * (A)                                        9,856              44
   Fortune Brands                                          8,048             473
   GameStop, Cl A * (A)                                    4,200             184
   Gannett (A)                                            27,700             493
   Gap (A)                                                30,100             585
   Garmin (A)                                                200               7
   General Motors (A)                                     11,861             119
   Gentex                                                    400               6
   Genuine Parts                                             758              32
   Goodyear Tire & Rubber *                                4,800              94
   Guess ?                                                 1,300              48
   Gymboree *                                              6,600             259
   H&R Block                                              11,000             281
   Hanesbrands *                                           1,300              31
   Harley-Davidson                                         2,500              99
   Hasbro                                                  9,500             355
   Home Depot                                             48,900           1,327
   International Game Technology                          23,600             506

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   International Speedway, Cl A                            2,800   $         111
   ITT Educational Services *                                300              27
   J.C. Penney                                            11,400             444
   Jack in the Box *                                       2,600              62
   John Wiley & Sons, Cl A                                   700              33
   Johnson Controls                                       20,316             629
   Jones Apparel Group                                    14,500             288
   KB Home (A)                                             2,600              54
   Kohl's *                                                1,194              59
   Las Vegas Sands * (A)                                     300              14
   Liberty Global, Cl A *                                 10,574             372
   Liberty Media - Capital, Ser A *                        1,300              21
   Liberty Media - Entertainment, Cl A *                   9,900             275
   Limited Brands                                             --              --
   LKQ *                                                     600              11
   Lowe's                                                 36,020             888
   Macy's                                                 10,300             214
   Magna International, Cl A                               1,800             103
   Marriott International, Cl A (A)                        8,720             246
   Mattel                                                  4,100              79
   McDonald's                                             19,945           1,236
   McGraw-Hill                                            15,976             684
   MDC Holdings                                              600              25
   MGM Mirage * (A)                                       32,900           1,157
   Newell Rubbermaid                                       9,074             164
   News, Cl A                                             24,039             340
   Nike, Cl B (A)                                          8,930             541
   NVR * (A)                                                 300             179
   Omnicom Group                                           1,060              45
   Orient-Express Hotels, Cl A                               200               7
   Penn National Gaming *                                    800              27
   Perry Ellis International *                             1,800              31
   priceline.com *                                           200              19
   Pulte Homes                                             3,900              57
   Regal Entertainment Group, Cl A                           600              10
   Rent-A-Center, Cl A *                                   1,200              27
   Ross Stores                                             3,900             157
   Royal Caribbean Cruises                                   400              11
   Scripps Networks Interactive, Cl A                      2,200              91
   Sears Holdings *                                        8,800             809
   Service International                                   4,300              44
   Shaw Communications, Cl B                               9,700             209
   Sherwin-Williams (A)                                    3,025             177
   Sirius XM Radio * (A)                                  17,020              23
   Snap-On                                                   317              18
   Stamps.com *                                            4,900              67
   Stanley Works                                           3,400             163
   Staples                                                43,500           1,053
   Starwood Hotels & Resorts Worldwide                     4,760             173
   Steinway Musical Instruments *                          1,100              32
   Target                                                 18,684             991
   Tiffany (A)                                             1,100              49
   Tim Hortons                                             1,095              34
   Time Warner                                           118,305           1,938
   Time Warner Cable, Cl A *                                 600              16
   TJX                                                     4,400             159
   Toll Brothers * (A)                                     3,800              95
   Urban Outfitters *                                      7,100             253
   VF                                                      1,659             131

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Viacom, Cl B *                                         21,178   $         624
   WABCO Holdings                                            200               9
   Walt Disney                                            32,642           1,056
   Weight Watchers International                          19,600             775
   Whirlpool                                               1,200              98
   Williams-Sonoma                                           400               7
   Wyndham Worldwide                                       9,400             181
   Wynn Resorts (A)                                          500              48
   Yum! Brands                                             2,400              86
                                                                   -------------
                                                                          31,484
                                                                   -------------
CONSUMER STAPLES -- 7.4%
   Alberto-Culver, Cl B                                    5,600             147
   Altria Group                                           17,811             375
   Anheuser-Busch                                          1,552             105
   Archer-Daniels-Midland                                 18,400             468
   Avon Products                                           2,200              94
   BJ's Wholesale Club *                                   1,000              38
   Brown-Forman, Cl B                                      1,600             115
   Bunge (A)                                               4,900             438
   Campbell Soup                                           5,500             202
   Central European Distribution *                           100               6
   Church & Dwight                                           700              44
   Clorox                                                  2,400             142
   Coca-Cola                                              43,891           2,285
   Coca-Cola Enterprises                                  25,300             432
   Colgate-Palmolive                                       8,826             671
   ConAgra Foods (A)                                      15,500             330
   Constellation Brands, Cl A * (A)                        2,600              55
   Corn Products International                               300              13
   Costco Wholesale (A)                                    7,000             469
   CVS                                                    22,767             833
   Energizer Holdings * (A)                                1,000              85
   Estee Lauder, Cl A                                        200              10
   General Mills                                           7,846             519
   Hansen Natural * (A)                                      300               8
   Herbalife                                                 700              33
   HJ Heinz                                                3,307             166
   Hormel Foods                                            5,600             200
   JM Smucker                                                600              33
   Kellogg                                                 3,382             184
   Kimberly-Clark                                         13,954             861
   Kraft Foods, Cl A                                      24,094             760
   Kroger                                                 39,322           1,086
   Lorillard                                               1,959             142
   McCormick                                                 381              15
   Molson Coors Brewing, Cl B                              1,700              81
   Pepsi Bottling Group                                   16,700             494
   PepsiAmericas                                           6,400             150
   PepsiCo                                                30,397           2,082
   Philip Morris International                             8,911             478
   Procter & Gamble                                       78,134           5,450
   Reynolds American                                       8,940             474
   Safeway                                                23,146             610
   Sara Lee                                               33,100             447
   Smithfield Foods *                                        700              14
   Supervalu                                               9,481             220
   Sysco                                                   6,124             195
   Tyson Foods, Cl A                                       5,000              73
   UST                                                     3,700             198
   Walgreen                                               30,100           1,097
   Wal-Mart Stores                                        32,812           1,937

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Whole Foods Market (A)                                  4,400   $          81
   WM Wrigley Jr.                                          4,400             350
                                                                   -------------
                                                                          25,795
                                                                   -------------
ENERGY -- 11.8%
   Alpha Natural Resources *                                 500              50
   Anadarko Petroleum                                     10,500             648
   Apache                                                 10,104           1,156
   Arch Coal                                               1,000              54
   Atwood Oceanics *                                         200               8
   Baker Hughes                                              401              32
   Cabot Oil & Gas                                         1,100              49
   Cameron International * (A)                            12,858             599
   Chesapeake Energy (A)                                  18,830             911
   Chevron                                                58,782           5,074
   Cimarex Energy                                          4,400             244
   Clayton Williams Energy *                                 500              40
   ConocoPhillips                                         49,427           4,078
   Consol Energy                                           1,400              95
   Continental Resources *                                   700              35
   Denbury Resources *                                     3,100              77
   Devon Energy                                           12,090           1,234
   Diamond Offshore Drilling                               2,700             297
   Dresser-Rand Group *                                      400              16
   El Paso                                                 3,200              54
   Encore Acquisition *                                      400              21
   ENSCO International                                     5,900             400
   EOG Resources                                          10,630           1,110
   Exterran Holdings *                                       300              14
   Exxon Mobil                                           118,487           9,480
   FMC Technologies *                                      1,600              86
   Forest Oil *                                            1,100              63
   Foundation Coal Holdings                                  400              24
   Frontier Oil                                            1,700              33
   Frontline (A)                                             700              42
   Halliburton                                            37,100           1,630
   Helmerich & Payne                                       1,000              57
   Hercules Offshore *                                       400               9
   Hess                                                   11,933           1,250
   Holly                                                   4,100             131
   IHS, Cl A *                                               200              13
   Marathon Oil                                           21,488             968
   Mariner Energy *                                        1,200              35
   Massey Energy                                           1,200              79
   Murphy Oil                                              4,000             314
   Nabors Industries *                                     6,400             228
   National Oilwell Varco *                                1,444             106
   Newfield Exploration *                                  1,000              45
   Noble                                                   7,100             357
   Noble Energy                                            3,774             271
   Occidental Petroleum                                   15,800           1,254
   Oceaneering International *                               300              19
   Oil States International *                                400              22
   Overseas Shipholding Group                                400              29
   Patriot Coal *                                          1,000              60
   Patterson-UTI Energy                                    6,800             193
   Peabody Energy                                            400              25
   Petro-Canada                                            4,800             212
   PetroHawk Energy *                                      1,300              45
   Plains Exploration & Production *                         600              32
   Pride International *                                   1,600              61
   Quicksilver Resources *                                 2,300              56

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Range Resources                                         1,800   $          84
   Schlumberger                                           27,016           2,546
   SEACOR Holdings * (A)                                   1,900             167
   Smith International (A)                                 1,400              98
   Southwestern Energy *                                  11,400             437
   Suncor Energy                                          20,714           1,177
   Sunoco (A)                                              2,800             124
   Tesoro                                                  1,300              24
   Tidewater                                               1,400              85
   Transocean                                              1,480             188
   Unit *                                                    200              14
   Valero Energy                                          11,800             410
   W&T Offshore (A)                                        3,400             120
   Walter Industries                                         600              56
   Weatherford International * (A)                        29,320           1,131
   Whiting Petroleum *                                       400              38
   Williams                                               13,100             405
   XTO Energy                                              6,187             312
                                                                   -------------
                                                                          40,941
                                                                   -------------
FINANCIALS -- 14.7%
   ACE                                                     6,630             349
   Aflac                                                   4,340             246
   Alexandria Real Estate Equities ++                        400              43
   Alleghany *                                                 6               2
   Allied Capital (A)                                        467               7
   Allied World Assurance Holdings                         3,800             147
   Allstate                                               23,999           1,083
   AMB Property ++                                         1,800              82
   American Capital (A)                                      400               9
   American Express                                       14,997             595
   American Financial Group                               21,600             616
   American International Group                           97,620           2,098
   American Physicians Capital                             8,000             338
   Ameriprise Financial                                    7,358             331
   Annaly Capital Management ++                           23,100             346
   AON                                                     2,661             126
   Apartment Investment & Management, Cl A ++              1,100              39
   Arch Capital Group *                                    2,600             181
   Associated Banc (A)                                     1,100              19
   Assurant                                                9,307             544
   Astoria Financial                                       2,900              63
   AvalonBay Communities ++                                  100              10
   Axis Capital Holdings                                  13,400             448
   Bancorpsouth                                            2,200              51
   Bank of America                                       137,038           4,268
   Bank of Hawaii                                          1,200              63
   Bank of New York Mellon                                10,486             363
   BB&T (A)                                               12,234             367
   BlackRock, Cl A                                           500             109
   Boston Properties ++                                      300              31
   Brandywine Realty Trust ++                             21,000             366
   Camden Property Trust ++                                  600              29
   Capital One Financial (A)                              20,300             896
   CB Richard Ellis Group, Cl A *                          7,000              91
   CBL & Associates Properties ++ (A)                      9,900             215
   Central Pacific Financial (A)                          15,200             181
   Charles Schwab                                         69,435           1,666
   Chubb                                                  21,472           1,031
   Cincinnati Financial                                    1,300              39

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   CIT Group                                               7,700   $          79
   Citigroup                                             155,247           2,948
   CME Group, Cl A                                         6,679           2,240
   Comerica (A)                                           11,300             317
   Commerce Bancshares City MO (A)                         1,600              72
   Credicorp                                                 300              21
   Cullen/Frost Bankers                                    1,700              95
   Digital Realty Trust ++                                   300              14
   Discover Financial Services (A)                        10,763             177
   Douglas Emmett ++                                       1,200              28
   Eaton Vance                                             1,300              46
   Endurance Specialty Holdings (A)                        9,600             313
   Equity Residential ++                                   1,400              59
   Erie Indemnity, Cl A                                      200               9
   Essex Property Trust ++                                   500              59
   Everest Re Group                                        3,100             255
   Fannie Mae (A)                                         14,314              98
   Federal Realty Investment Trust ++                        100               8
   Federated Investors, Cl B                               6,800             227
   Fidelity National Financial, Cl A                       4,300              60
   Fifth Third Bancorp (A)                                 4,156              66
   Franklin Resources                                      5,359             560
   Freddie Mac (A)                                        94,600             427
   Fulton Financial (A)                                    5,500              59
   Genworth Financial, Cl A                                4,500              72
   Goldman Sachs Group                                     8,164           1,339
   Hanover Insurance Group                                   300              14
   Hartford Financial Services Group                      12,279             775
   HCC Insurance Holdings                                    500              13
   HCP ++ (A)                                              2,900             105
   Health Care REIT ++ (A)                                 2,100             109
   Hercules Technology Growth Capital (A)                  1,000              10
   Hospitality Properties Trust ++ (A)                     7,200             163
   Hudson City Bancorp (A)                                27,100             499
   Huntington Bancshares (A)                               4,700              34
   IntercontinentalExchange *                             15,100           1,329
   Invesco                                                 1,000              26
   Investment Technology Group *                           1,000              32
   Janus Capital Group                                     2,500              67
   Jefferies Group (A)                                       700              13
   Jones Lang LaSalle (A)                                  3,600             179
   JPMorgan Chase                                        105,605           4,065
   Keycorp (A)                                            16,518             198
   Kimco Realty ++                                           700              26
   Lehman Brothers Holdings (A)                            5,435              87
   Leucadia National (A)                                   5,100             236
   Lincoln National                                        3,700             188
   Loews                                                   9,447             410
   M&T Bank (A)                                              700              50
   Mack-Cali Realty ++                                       900              36
   Markel *                                                   29              11
   Marsh & McLennan                                        1,525              49
   Marshall & Ilsley                                         500               8
   MBIA (A)                                                1,700              28
   Merrill Lynch                                          41,386           1,173
   MetLife                                                 9,490             514
   MF Global * (A)                                           600               4

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   MGIC Investment (A)                                     4,900   $          41
   Montpelier Re Holdings (A)                              8,300             134
   Moody's                                                   400              16
   Morgan Stanley                                         22,503             919
   NASDAQ Stock Market *                                   2,500              82
   National City (A)                                       3,600              18
   Nationwide Financial Services                           5,200             267
   Nationwide Health Properties ++                         2,000              69
   New York Community Bancorp (A)                          7,500             124
   Northern Trust                                          2,065             166
   NYSE Euronext                                           2,100              85
   Oriental Financial Group                                4,500              78
   PartnerRe (A)                                           2,400             165
   Pennsylvania Real Estate Investment Trust ++              300               6
   Penson Worldwide *                                      1,400              24
   People's United Financial                               3,100              56
   Philadelphia Consolidated Holding *                       300              18
   Platinum Underwriters Holdings (A)                      4,900             177
   Plum Creek Timber ++ (A)                                1,100              55
   PNC Financial Services Group                            8,256             594
   Popular (A)                                             5,100              42
   Principal Financial Group (A)                           1,500              69
   Progressive (A)                                        13,100             242
   Prologis ++                                             2,000              86
   Prospect Capital (A)                                    7,500             105
   Prudential Financial                                    6,300             464
   Public Storage ++                                       1,700             150
   Raymond James Financial                                 2,300              71
   Rayonier ++                                             1,000              45
   Regency Centers ++                                        200              12
   Regions Financial (A)                                  68,662             636
   RenaissanceRe Holdings                                  1,500              76
   Resource Capital ++                                       900               5
   Safeco                                                  6,562             444
   SeaBright Insurance Holdings *                          5,300              64
   Simon Property Group ++                                   500              47
   St. Joe (A)                                               900              34
   StanCorp Financial Group                                  400              20
   State Street                                            2,300             156
   Sunstone Hotel Investors ++ (A)                        23,800             337
   SunTrust Banks                                         10,256             430
   Synovus Financial (A)                                   1,400              13
   T. Rowe Price Group                                     4,132             245
   Taubman Centers ++                                        800              39
   TCF Financial                                           1,300              20
   TD Ameritrade Holding *                                 8,600             176
   Thomas Properties Group                                   600               6
   Torchmark                                               4,945             295
   Travelers                                              33,301           1,471
   Tree.com *                                                333               3
   UDR ++                                                  2,100              52
   UnionBanCal (A)                                         3,900             287
   Unitrin                                                   100               3
   Unum Group (A)                                          8,450             215
   US Bancorp (A)                                         19,555             623
   Valley National Bancorp (A)                               735              15
   Ventas ++ (A)                                           3,200             145
   Wachovia (A)                                           42,019             668
   Waddell & Reed Financial, Cl A                          1,800              58
   Washington Federal                                      8,400             145
   Washington Mutual (A)                                  17,100              69

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Wells Fargo (A)                                        53,546   $       1,620
   Whitney Holding (A)                                       500              11
   Wilmington Trust (A)                                      600              14
   WR Berkley                                              6,200             146
   XL Capital, Cl A (A)                                    4,200              84
   Zions Bancorporation (A)                               10,600             285
                                                                   -------------
                                                                          50,924
                                                                   -------------
HEALTH CARE -- 12.0%
   Abbott Laboratories                                    18,108           1,040
   Aetna                                                  31,200           1,346
   Alcon                                                   1,097             187
   Alkermes *                                              3,800              51
   Allergan                                               33,674           1,881
   American Medical Systems Holdings *                       600              11
   AmerisourceBergen                                       5,900             242
   Amgen *                                                33,800           2,124
   Amylin Pharmaceuticals * (A)                           13,150             289
   Applied Biosystems                                      2,700              99
   Baxter International                                   11,624             788
   Becton Dickinson                                        7,647             668
   Biogen Idec *                                           1,000              51
   BioMarin Pharmaceutical * (A)                           1,200              36
   Boston Scientific *                                     6,600              83
   Bristol-Myers Squibb                                   27,413             585
   C.R. Bard                                               2,100             196
   Cardinal Health                                         6,574             361
   Celgene *                                               3,376             234
   Charles River Laboratories International *              1,100              72
   Cigna                                                   8,614             361
   Covance *                                               1,500             142
   Coventry Health Care *                                    100               4
   Covidien                                                2,700             146
   CryoLife *                                              2,800              44
   Cubist Pharmaceuticals *                                  500              11
   Dentsply International                                  4,000             157
   Edwards Lifesciences *                                    200              12
   Eli Lilly                                              25,304           1,180
   Endo Pharmaceuticals Holdings *                           500              11
   Express Scripts *                                       7,900             580
   Forest Laboratories *                                   5,000             178
   Genentech *                                            27,800           2,745
   Gen-Probe *                                               300              18
   Genzyme *                                               1,400             110
   Gilead Sciences *                                      30,238           1,593
   Henry Schein *                                          1,400              82
   HLTH *                                                    400               5
   Hologic *                                               1,100              23
   Hospira *                                                 300              12
   Humana *                                                8,200             380
   Idexx Laboratories *                                    1,400              79
   Illumina *                                                400              34
   ImClone Systems *                                       1,100              71
   Intuitive Surgical *                                    1,400             413
   Inverness Medical Innovations *                           300              11
   Invitrogen *                                            2,600             110
   Johnson & Johnson                                      58,584           4,126
   Kinetic Concepts *                                        500              18
   King Pharmaceuticals *                                 28,000             320
   Laboratory Corp of America Holdings *                     152              11

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   LifePoint Hospitals *                                   1,700   $          57
   Martek Biosciences *                                      800              27
   McKesson                                                4,617             267
   Medco Health Solutions *                                9,446             443
   Medicines *                                             1,600              39
   Medicis Pharmaceutical, Cl A                            6,800             141
   Medtronic                                              12,971             708
   Merck                                                  68,894           2,457
   Merit Medical Systems *                                   900              17
   Patterson * (A)                                           900              29
   Pediatrix Medical Group *                               1,100              63
   PerkinElmer                                               800              23
   Perrigo                                                 1,200              42
   Pfizer                                                217,979           4,167
   Pharmaceutical Product Development                      1,700              69
   Quest Diagnostics                                       3,400             184
   Resmed *                                                  200               9
   Schering-Plough                                        52,718           1,023
   Somanetics * (A)                                        3,500              87
   Spectranetics *                                         2,800              23
   St. Jude Medical *                                     11,800             541
   Stryker                                                15,941           1,070
   Synovis Life Technologies *                             1,000              22
   Techne *                                                1,000              77
   Tenet Healthcare * (A)                                  5,000              30
   Teva Pharmaceutical Industries ADR (A)                 14,130             669
   Thermo Fisher Scientific *                             16,393             993
   Thoratec *                                              1,200              32
   UnitedHealth Group                                     96,507           2,938
   Universal Health Services, Cl B                           100               6
   Varian Medical Systems *                                1,000              63
   VCA Antech *                                              758              23
   Vertex Pharmaceuticals *                                  300               8
   Warner Chilcott, Cl A *                                14,300             229
   Waters *                                                  200              14
   Watson Pharmaceuticals *                                  500              15
   WellCare Health Plans *                                   300              13
   WellPoint *                                             4,760             251
   Wyeth                                                  25,360           1,098
   Zimmer Holdings *                                       5,030             364
                                                                   -------------
                                                                          41,662
                                                                   -------------
INDUSTRIALS -- 8.7%
   3M                                                      4,098             293
   AAON                                                    2,800              60
   Acuity Brands (A)                                       2,300             100
   Aecom Technology *                                        400              13
   AGCO *                                                    900              55
   Alliant Techsystems *                                     600              63
   Allied Waste Industries *                               6,500              87
   Ametek                                                  1,800              87
   Avis Budget Group *                                     4,760              36
   BE Aerospace *                                            400              10
   Boeing                                                  6,080             399
   Brink's                                                   600              42
   Bucyrus International, Cl A                               500              35
   Burlington Northern Santa Fe                            2,060             221
   C.H. Robinson Worldwide                                   887              46
   Caterpillar                                             8,600             609
   Cenveo *                                                3,400              35

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   ChoicePoint *                                             700   $          34
   Columbus McKinnon *                                     1,400              38
   Continental Airlines, Cl B * (A)                        1,200              19
   Con-way                                                   500              25
   Cooper Industries, Cl A                                   100               5
   Copart *                                                2,100              92
   Corporate Executive Board                                 200               7
   Corrections of America *                                  900              24
   Covanta Holding *                                         400              11
   Crane                                                   2,600              95
   CSX (A)                                                 9,590             620
   Cummins                                                12,100             789
   Danaher                                                 4,480             365
   Deere                                                   3,460             244
   Delta Air Lines * (A)                                   1,200              10
   Donaldson                                               1,200              53
   Dover                                                   2,900             143
   DRS Technologies                                          500              40
   Dun & Bradstreet                                          107              10
   Eaton                                                   1,000              73
   Emerson Electric                                       23,464           1,097
   Energy Conversion Devices *                               400              30
   Equifax                                                   400              14
   Expeditors International Washington                    22,200             801
   Fastenal (A)                                            1,500              78
   FedEx                                                   3,700             306
   First Solar *                                             700             194
   Flowserve                                                 900             119
   Fluor                                                  13,700           1,098
   Foster Wheeler *                                        9,500             472
   FTI Consulting *                                          200              15
   General Cable *                                         7,600             374
   General Dynamics                                        4,286             396
   General Electric                                      253,187           7,115
   Goodrich                                                2,800             144
   Harsco                                                  1,600              84
   Hertz Global Holdings *                                   300               3
   Honeywell International                                15,718             789
   Hubbell, Cl B                                           1,000              44
   Illinois Tool Works                                    10,100             501
   Ingersoll-Rand, Cl A                                    3,769             139
   Iron Mountain *                                         2,900              84
   ITT                                                       160              10
   Jacobs Engineering Group *                              1,900             140
   JB Hunt Transport Services                              1,000              36
   John Bean Technologies *                                  302               4
   Joy Global                                                500              36
   Kansas City Southern *                                    600              31
   Kirby *                                                 1,300              60
   L-3 Communications Holdings, Cl 3                       2,600             270
   Landstar System (A)                                       800              39
   Lennox International                                      400              15
   Lincoln Electric Holdings                                 300              24
   Lockheed Martin                                         8,185             953
   Manitowoc                                                 900              23
   Manpower                                                  200              10
   Masco (A)                                              12,600             240
   McDermott International *                               1,200              42
   NCI Building Systems *                                  3,900             149
   Norfolk Southern                                        9,400             692
   Northrop Grumman                                       17,775           1,223

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Northwest Airlines *                                    1,600   $          16
   Owens Corning *                                           400              10
   Paccar                                                    414              18
   Pall                                                      100               4
   Parker Hannifin                                         7,450             477
   Pentair                                                   300              11
   Perini * (A)                                            2,600              69
   Precision Castparts                                     3,655             377
   Quanta Services * (A)                                  13,600             434
   Raytheon                                                9,988             599
   Republic Services, Cl A                                 2,800              92
   Rockwell Automation                                       100               5
   Roper Industries                                          552              33
   RR Donnelley & Sons                                       600              17
   Ryder System                                            1,400              90
   Shaw Group *                                            7,100             352
   Southwest Airlines                                        200               3
   Spirit Aerosystems Holdings, Cl A *                     2,500              57
   SPX                                                       929             111
   Stericycle *                                            2,002             119
   Terex *                                                 1,300              65
   Textron                                                 4,800             197
   Thomas & Betts *                                        7,900             364
   Timken                                                    900              29
   Titan International                                     2,900              78
   Tyco International                                     13,100             562
   Union Pacific                                           2,262             190
   United Parcel Service, Cl B                            15,400             988
   United Rentals *                                        1,500              24
   United Technologies                                    22,589           1,481
   URS *                                                     500              24
   Valmont Industries                                        100              11
   Waste Management                                        5,900             207
   WESCO International *                                   3,600             139
   WW Grainger                                               100               9
                                                                   -------------
                                                                          30,044
                                                                   -------------
INFORMATION TECHNOLOGY -- 16.7%
   Accenture, Cl A                                        13,000             538
   Activision Blizzard * (A)                              23,980             787
   ADC Telecommunications *                                  900               9
   Adobe Systems * (A)                                    10,600             454
   Advanced Micro Devices * (A)                            1,400               9
   Affiliated Computer Services, Cl A *                      500              27
   Agilent Technologies *                                  3,000             104
   Akamai Technologies *                                     900              21
   Altera                                                    400               9
   Amdocs *                                                  400              12
   Amkor Technology *                                      2,100              16
   Amphenol, Cl A                                          1,500              71
   Analog Devices                                         11,000             308
   Ansys *                                                   300              13
   Apple *                                                20,297           3,441
   Applied Materials                                       1,240              22
   Arrow Electronics *                                     3,200             106
   Autodesk *                                                100               4
   Automatic Data Processing                                 246              11
   Avnet *                                                 1,700              50
   BMC Software *                                          1,700              55
   Broadcom, Cl A *                                       16,200             390
   Broadridge Financial Solutions                          2,500              50
   Brocade Communications Systems *                        5,000              37

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   CA                                                     20,400   $         488
   Check Point Software Technologies *                     6,600             162
   Ciena *                                                 1,400              24
   Cisco Systems *                                       106,160           2,553
   Citrix Systems *                                          200               6
   CommScope *                                               700              34
   Computer Sciences *                                     9,400             442
   Compuware *                                             8,600              98
   Corning                                                 5,700             117
   Cree * (A)                                              1,700              40
   Daktronics (A)                                          3,200              56
   Dell *                                                 41,460             901
   Dolby Laboratories, Cl A *                                500              20
   DST Systems * (A)                                         222              14
   eBay *                                                 95,700           2,386
   Electronic Arts *                                      45,126           2,203
   EMC *                                                  24,000             367
   Equinix *                                                 100               8
   Factset Research Systems                                  200              13
   Fidelity National Information Services                    151               3
   Fiserv *                                                  800              41
   Flextronics International *                             8,300              74
   Flir Systems *                                            600              21
   Global Payments                                         1,100              53
   Google, Cl A *                                         10,545           4,885
   Harris                                                  3,300             173
   Hewitt Associates, Cl A *                               8,000             322
   Hewlett-Packard                                        61,660           2,893
   IAC *                                                   5,000              83
   Ingram Micro, Cl A *                                    3,000              57
   Integrated Device Technology *                          7,600              80
   Intel                                                  67,726           1,549
   International Business Machines                        18,276           2,225
   Intersil, Cl A                                          1,000              23
   Intuit *                                               40,200           1,209
   Itron *                                                   100              10
   Juniper Networks * (A)                                 24,200             622
   Kla-Tencor                                                200               7
   Lender Processing Services                                325              11
   Lexmark International, Cl A * (A)                       2,400              86
   Linear Technology (A)                                  13,317             435
   LSI *                                                   2,000              13
   Macrovision Solutions *                                     8              --
   Mastercard, Cl A                                        7,200           1,746
   McAfee *                                                2,600             103
   MEMC Electronic Materials *                             2,254             111
   Metavante Technologies *                                  100               2
   Mettler Toledo International *                            165              17
   Micron Technology * (A)                                 1,200               5
   Microsoft                                             123,524           3,370
   Molex                                                   1,100              27
   Motorola                                               25,700             242
   National Semiconductor                                  6,900             148
   NCR *                                                   1,000              26
   NetApp *                                                  900              23
   Nokia ADR                                              17,800             448
   Nuance Communications * (A)                               700              11
   Nvidia *                                                  200               3
   ON Semiconductor *                                      1,700              16
   Oracle *                                               13,611             298
   QLogic * (A)                                            2,500              47
   Qualcomm                                               98,247           5,174

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Radisys *                                                 500   $           6
   Rambus *                                                1,600              28
   Red Hat *                                              16,000             336
   Research In Motion *                                   21,250           2,584
   SAIC *                                                    800              16
   Salesforce.com *                                        1,500              84
   Seagate Technology                                     88,700           1,323
   Silicon Laboratories *                                  7,900             266
   Sohu.com *                                                400              30
   Symantec *                                             36,040             804
   Synopsys *                                              4,124              89
   Tech Data *                                               300              10
   Teradata *                                             33,100             813
   Texas Instruments                                      48,432           1,187
   Trimble Navigation *                                      400              14
   Tyco Electronics                                       12,400             409
   VeriSign * (A)                                         31,900           1,020
   Visa, Cl A (A)                                         28,070           2,131
   Vishay Intertechnology * (A)                           18,400             164
   VMware, Cl A *                                            200               8
   Volterra Semiconductor * (A)                            1,300              20
   Western Digital *                                      20,700             564
   Western Union                                          36,422           1,006
   Xerox                                                  46,679             651
   Yahoo! *                                               61,400           1,190
   Zebra Technologies, Cl A *                                300               9
                                                                   -------------
                                                                          57,930
                                                                   -------------
MATERIALS -- 3.1%
   Air Products & Chemicals                                2,700             248
   Airgas                                                  1,400              83
   AK Steel Holding                                        2,100             110
   Alcoa                                                  16,300             524
   Allegheny Technologies                                    100               5
   Aptargroup                                                300              12
   Ashland                                                   900              37
   Ball (A)                                                1,500              69
   Carpenter Technology                                    2,400              93
   Celanese, Cl A                                          5,200             201
   Century Aluminum *                                        400              20
   CF Industries Holdings                                    300              46
   Cleveland-Cliffs                                        1,000             101
   Crown Holdings *                                        1,500              42
   Cytec Industries                                        2,900             147
   Dow Chemical (A)                                       33,440           1,140
   E.I. Du Pont de Nemours                                12,865             572
   Eastman Chemical                                        3,800             229
   Ecolab                                                  2,400             110
   FMC                                                     1,700             125
   Freeport-McMoRan Copper & Gold, Cl B (A)                7,708             688
   Greif, Cl A                                             3,600             249
   Huntsman                                                  800              10
   International Flavors & Fragrances                        400              16
   International Paper (A)                                15,100             409
   Intrepid Potash *                                       2,700             128
   Lubrizol                                                4,600             244
   Monsanto                                                5,671             648
   Mosaic                                                  5,800             619
   Nalco Holding                                             800              18
   Newmont Mining                                            400              18
   Nucor                                                  14,160             743

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Owens-Illinois *                                        6,500   $         289
   Packaging of America                                      500              13
   PPG Industries                                          3,100             195
   Praxair                                                11,251           1,011
   Reliance Steel & Aluminum                               4,300             245
   Schnitzer Steel Industries, Cl A                          200              14
   Sealed Air                                              1,200              29
   Sigma-Aldrich                                           2,000             114
   Smurfit-Stone Container * (A)                           6,100              31
   Sonoco Products                                         4,500             156
   Southern Copper                                         3,400              87
   Steel Dynamics                                          1,800              45
   Terra Industries                                        5,400             271
   United States Steel                                     3,500             466
   Valspar                                                 6,600             156
   Weyerhaeuser                                              200              11
                                                                   -------------
                                                                          10,837
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.4%
   American Tower, Cl A *                                 18,854             779
   AT&T                                                  176,672           5,651
   CenturyTel                                              2,200              85
   Crown Castle International *                           42,233           1,580
   Embarq                                                    199               9
   Frontier Communications                                   618               8
   Leap Wireless International *                             300              13
   NeuStar, Cl A *                                           700              17
   Qwest Communications International                     17,250              65
   Sprint Nextel                                          50,136             437
   Telephone & Data Systems                                  900              35
   Verizon Communications                                 83,133           2,920
   Windstream                                             20,500             255
                                                                   -------------
                                                                          11,854
                                                                   -------------
UTILITIES -- 3.1%
   AES *                                                 111,787           1,707
   Allegheny Energy                                           22               1
   Alliant Energy                                         11,400             398
   Ameren (A)                                              7,066             296
   American Electric Power                                19,631             765
   Calpine *                                               1,500              27
   Centerpoint Energy                                      5,300              84
   CMS Energy                                              4,300              58
   Consolidated Edison                                     1,700              70
   Constellation Energy Group                              3,200             213
   Dominion Resources                                      3,604             157
   DPL                                                       800              20
   DTE Energy                                             12,900             544
   Duke Energy                                            42,200             736
   Edison International                                   15,100             693
   Energen                                                 1,700              95
   Energy East                                             3,400              92
   Entergy                                                 3,000             310
   Equitable Resources                                     3,000             149
   Exelon                                                    654              50
   FirstEnergy                                             6,503             472
   FPL Group                                               5,700             342
   Hawaiian Electric Industries (A)                        2,600              69

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                     Shares/
                                                   Face Amounts     Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      National Fuel Gas                                      500   $          24
      NiSource                                             6,500             107
      NRG Energy * (A)                                     3,486             131
      NSTAR                                                  700              24
      OGE Energy                                             400              13
      Oneok                                                2,000              87
      Pepco Holdings                                       9,300             236
      PG&E                                                 6,909             286
      Pinnacle West Capital                                5,300             187
      PPL                                                  5,165             226
      Progress Energy                                      1,100              48
      Public Service Enterprise Group                      7,740             316
      Puget Energy                                         2,500              70
      Questar                                              1,400              73
      Reliant Energy *                                    28,600             487
      SCANA                                                1,000              39
      Sempra Energy                                        1,567              91
      Sierra Pacific Resources                             3,800              43
      Southern (A)                                         5,739             215
      UGI                                                  1,800              50
      Vectren                                                900              25
      Wisconsin Energy                                     2,500             117
      Xcel Energy                                         18,145             372
                                                                   -------------
                                                                          10,615
                                                                   -------------
Total Common Stock
   (Cost $296,540) ($ Thousands)                                         312,086
                                                                   -------------
AFFILIATED PARTNERSHIP -- 7.3%
   SEI Liquidity Fund, L.P.
      2.740%, +++ ** (D)                              25,416,173          25,260
                                                                   -------------
Total Affiliated Partnership
   (Cost $25,416) ($ Thousands)                                           25,260
                                                                   -------------
U.S. TREASURY OBLIGATION (B) (C)-- 0.6%
   U.S. Treasury Bill
      1.657%, 11/20/08                            $        2,070           2,063
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $2,063) ($ Thousands)                                             2,063
                                                                   -------------
CASH EQUIVALENTS -- 2.3%
   First Union Cash Management
      Program, 2.140% **                                 846,612             847
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700% +++**              7,233,512           7,233
                                                                   -------------
Total Cash Equivalents
   (Cost $8,080) ($ Thousands)                                             8,080
                                                                   -------------
Total Investments -- 100.1%
   (Cost $332,099)($ Thousands) +                                  $     347,489
                                                                   =============

Description
-----------
A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                            Number of                    Unrealized
Type of                      Contracts    Expiration    Appreciation
Contract                   Long (Short)      Date      ($ Thousands)
------------------------   ------------   ----------   -------------
S&P 500 Composite Index         87         Sep-2008              $59
S&P Mid 400 Index E-Mini        50         Sep-2008               21
                                                                 ---
                                                                 $80
                                                                 ===

     Percentages are based on a Net Assets of $347,157 ($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $332,099 ($ Thousands), and the unrealized appreciation and depreciation were $42,500 ($ Thousands) and $(27,110) ($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $24,362 ($ Thousands).

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $25,260 ($ Thousands)

ADR -- American Depositary Receipt
L.P. -- Limited Partnership
Cl -- Class
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 96.6%
CONSUMER DISCRETIONARY -- 10.6%
   Abercrombie & Fitch, Cl A                               1,800   $          94
   Advance Auto Parts                                     10,600             456
   Aeropostale * (C)                                      17,200             600
   Amazon.com *                                           39,950           3,228
   American Eagle Outfitters                               9,200             138
   American Greetings, Cl A                                2,700              43
   AnnTaylor Stores *                                      5,100             124
   Apollo Group, Cl A *                                    6,900             439
   Autoliv (C)                                             8,100             311
   Autozone *                                                300              41
   Barnes & Noble                                            965              24
   Bed Bath & Beyond *                                     1,900              58
   Best Buy (C)                                           26,166           1,172
   Big Lots *(C)                                          51,867           1,533
   Black & Decker                                            100               6
   BorgWarner                                              5,800             240
   Boyd Gaming                                            11,600             141
   Brinker International                                  14,300             271
   Cablevision Systems, Cl A (C)                           4,761             154
   California Pizza Kitchen *                              8,800             127
   Career Education *(C)                                   3,146              59
   Carnival                                                1,500              56
   CBS, Cl B                                              17,500             283
   Centex                                                  2,300              37
   Central European Media Enterprises, Cl A *                800              62
   Chipotle Mexican Grill, Cl A *                            200              14
   Christopher & Banks                                     9,900              95
   Coach *(C)                                             41,700           1,208
   Comcast, Cl A (C)                                      63,238           1,339
   Darden Restaurants (C)                                 11,800             346
   Deckers Outdoor *                                       1,500             171
   DeVry                                                     800              41
   Dick's Sporting Goods *                                 1,900              43
   DIRECTV Group *(C)                                     61,900           1,746
   Discovery Holding, Cl A *                              10,700             216
   Dollar Tree *                                           7,500             288
   DR Horton                                               7,000              87
   Eastman Kodak                                          66,500           1,077
   EW Scripps, Cl A                                          733               5
   Expedia *                                              12,095             214
   Family Dollar Stores                                    2,800              70
   Federal Mogul, Cl A *                                   5,728              94
   Ford Motor *(C)                                       192,341             858
   GameStop, Cl A *                                        7,700             338
   Gannett (C)                                            25,300             450
   Gap (C)                                                50,300             978
   Garmin                                                    300              10
   General Motors                                          8,800              88
   Gentex                                                 14,700             234
   Genuine Parts                                           1,500              63
   Goodyear Tire & Rubber *                                3,200              63
   Guess ?                                                 2,300              86
   Gymboree *(C)                                          12,100             475
   H&R Block (C)                                          80,115           2,047
   Hanesbrands *                                           2,600              62
   Harman International Industries                        14,457             492

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Hasbro (C)                                             17,900   $         669
   Home Depot (C)                                         31,800             862
   HSN *                                                   2,260              33
   International Game Technology                          40,100             859
   International Speedway, Cl A                            1,700              67
   Interpublic Group * (C)                               101,751             956
   ITT Educational Services *                              4,000             356
   J.C. Penney                                            14,500             565
   Jack in the Box *                                         800              19
   John Wiley & Sons, Cl A                                 1,200              57
   Johnson Controls                                       12,800             396
   Jones Apparel Group (C)                                22,300             443
   KB Home                                                 1,000              21
   Kohl's *                                                  200              10
   Las Vegas Sands *                                         700              33
   Liberty Global, Cl A *                                 15,500             545
   Liberty Media - Capital, Ser A *                          500               8
   Liberty Media - Entertainment, Cl A *                  14,000             389
   LKQ *                                                   1,000              19
   Lowe's                                                    800              20
   Macy's                                                  1,500              31
   McDonald's (C)                                         34,300           2,126
   MDC Holdings                                            1,100              46
   MGM Mirage *                                           52,500           1,847
   NetFlix * (C)                                          14,500             447
   Newell Rubbermaid                                       2,200              40
   News, Cl A (C)                                        176,039           2,493
   Nike, Cl B                                              4,500             273
   NVR *(C)                                                1,000             598
   Office Depot *                                          7,691              54
   Omnicom Group                                           1,700              72
   Orient-Express Hotels, Cl A                               800              29
   Penn National Gaming *                                  1,200              41
   Phillips-Van Heusen                                     2,048              78
   Polo Ralph Lauren, Cl A (C)                             7,336             556
   priceline.com *                                           500              46
   Pulte Homes                                             6,400              93
   RadioShack                                             21,300             405
   Regal Entertainment Group, Cl A                           700              12
   Ross Stores                                             2,800             113
   Royal Caribbean Cruises                                   700              19
   Scripps Networks Interactive, Cl A                      3,900             162
   Sears Holdings *                                       13,700           1,260
   Service International                                  20,589             210
   Shaw Communications, Cl B                              28,300             609
   Sherwin-Williams                                          700              41
   Sirius XM Radio *                                      28,520              38
   Snap-On (C)                                            16,795             959
   Stamps.com *                                            6,600              91
   Stanley Works                                           3,200             153
   Staples                                                72,000           1,743
   Starwood Hotels & Resorts Worldwide                       400              15
   Strayer Education                                         100              21
   Target                                                  2,600             138
   Tiffany                                                 1,700              75
   Tim Hortons                                             2,083              66
   Time Warner (C)                                       253,064           4,144

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Time Warner Cable, Cl A *                               1,300   $          35
   TJX                                                    27,600           1,000
   Toll Brothers *                                         6,000             149
   TRW Automotive Holdings *(C)                           50,304             964
   Urban Outfitters *(C)                                  17,900             638
   VF                                                      3,000             238
   Viacom, Cl B *(C)                                      23,900             705
   Virgin Media (C)                                       28,273             322
   Walt Disney (C)                                        44,390           1,436
   Warnaco Group *(C)                                     10,100             521
   Warner Music Group                                      9,344              80
   Weight Watchers International                          32,700           1,295
   Wendy's International                                     926              22
   Williams-Sonoma                                         3,906              69
   Wyndham Worldwide (C)                                  60,954           1,175
   Wynn Resorts                                              900              86
   Yum! Brands *(C)                                       21,700             774
                                                                   -------------
                                                                          57,975
                                                                   -------------
CONSUMER STAPLES -- 7.6%
   Alberto-Culver, Cl B                                    2,500              65
   Altria Group                                           42,329             890
   Anheuser-Busch                                          6,995             475
   Archer-Daniels-Midland (C)                             45,583           1,161
   Avon Products                                           4,200             180
   Bare Escentuals *                                      13,500             168
   BJ's Wholesale Club *                                  15,418             586
   Brown-Forman, Cl B                                     15,720           1,132
   Bunge (C)                                               6,488             580
   Central European Distribution *                           200              12
   Church & Dwight                                         1,200              75
   Clorox (C)                                              5,600             331
   Coca-Cola (C)                                          40,800           2,123
   Coca-Cola Enterprises                                  39,200             669
   Colgate-Palmolive                                      11,000             836
   ConAgra Foods                                          15,700             334
   Constellation Brands, Cl A *                            4,500              95
   Corn Products International (C)                         6,500             291
   Costco Wholesale (C)                                   12,166             816
   CVS                                                    10,804             395
   Del Monte Foods                                        26,900             229
   Dr Pepper Snapple Group *                               6,400             158
   Energizer Holdings *                                    1,800             153
   Estee Lauder, Cl A                                      1,388              69
   General Mills                                           3,300             218
   Hansen Natural *                                          500              14
   Herbalife (C)                                          13,500             636
   HJ Heinz                                                3,600             181
   Hormel Foods                                            3,000             107
   JM Smucker                                                800              43
   Kellogg                                                 6,200             338
   Kimberly-Clark (C)                                     14,700             907
   Kraft Foods, Cl A                                      15,560             490
   Kroger (C)                                             46,600           1,287
   Lorillard                                               3,600             260
   McCormick                                                 300              12
   Molson Coors Brewing, Cl B (C)                         10,260             489
   Pepsi Bottling Group                                   10,500             311
   PepsiAmericas (C)                                      18,900             443
   PepsiCo (C)                                            30,500           2,089

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Philip Morris International (C)                        28,303   $       1,521
   Procter & Gamble (C)                                  117,392           8,190
   Reynolds American (C)                                  10,200             540
   Safeway (C)                                            40,200           1,059
   Sara Lee (C)                                           40,900             552
   Smithfield Foods *                                      1,600              32
   Supervalu                                              11,273             261
   Sysco (C)                                             105,620           3,363
   Tyson Foods, Cl A (C)                                  91,003           1,322
   UST (C)                                                 6,500             348
   Walgreen                                               59,900           2,182
   Wal-Mart Stores                                        35,313           2,086
   Whole Foods Market                                      6,800             125
   WM Wrigley Jr. (C)                                      4,239             337
                                                                   -------------
                                                                          41,566
                                                                   -------------
ENERGY -- 11.3%
   Alpha Natural Resources *                               1,000              99
   Anadarko Petroleum (C)                                  9,300             574
   Apache (C)                                             12,200           1,395
   Arch Coal                                               4,499             244
   Atwood Oceanics *                                         800              33
   Baker Hughes (C)                                       18,638           1,491
   BJ Services (C)                                           600              16
   Cabot Oil & Gas                                         2,000              89
   Cameron International *(C)                             11,800             550
   Chesapeake Energy (C)                                  13,800             668
   Chevron (C)                                            94,753           8,179
   Cimarex Energy (C)                                     20,900           1,161
   ConocoPhillips (C)                                     49,928           4,120
   Consol Energy                                           2,700             183
   Continental Resources *                                 1,700              85
   Denbury Resources *                                     5,100             127
   Devon Energy (C)                                        5,000             510
   Diamond Offshore Drilling                                 800              88
   Dresser-Rand Group *                                      400              16
   El Paso                                                 6,637             111
   Encore Acquisition *                                    1,000              52
   ENSCO International (C)                                 7,200             488
   EOG Resources                                          16,400           1,712
   Exterran Holdings *                                       400              18
   Exxon Mobil (C)                                       187,960          15,040
   FMC Technologies *                                      2,900             155
   Forest Oil *                                            2,200             125
   Foundation Coal Holdings                                3,141             186
   Frontier Oil                                            2,400              46
   Frontline                                               8,700             526
   Halliburton (C)                                        53,643           2,357
   Helix Energy Solutions Group *                            400              12
   Helmerich & Payne (C)                                  12,000             685
   Hercules Offshore *                                       500              11
   Hess (C)                                                2,843             298
   Holly                                                     500              16
   IHS, Cl A *                                               500              32
   Key Energy Services *                                   6,043             102
   Marathon Oil (C)                                       26,732           1,205
   Mariner Energy *(C)                                    24,200             704
   Massey Energy                                           3,746             247
   Murphy Oil (C)                                         13,300           1,044
   Nabors Industries *                                    12,700             452
   National Oilwell Varco *                                5,182             382
   Newfield Exploration *                                  2,000              90

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Noble                                                   9,600   $         483
   Noble Energy                                            3,800             273
   Occidental Petroleum (C)                               39,153           3,107
   Oceaneering International *                               400              25
   Oil States International *                                800              45
   Overseas Shipholding Group (C)                          9,100             653
   Patriot Coal *                                          1,900             114
   Patterson-UTI Energy (C)                               25,800             733
   Peabody Energy                                            800              50
   Petro-Canada                                           12,600             556
   PetroHawk Energy *                                      2,000              69
   Pioneer Natural Resources (C)                          11,624             734
   Plains Exploration & Production *                       1,300              70
   Pride International *(C)                               11,300             434
   Quicksilver Resources *                                 4,700             114
   Range Resources                                         3,300             153
   Rowan                                                     100               4
   Schlumberger (C)                                       23,679           2,231
   SEACOR Holdings *(C)                                    5,000             441
   Smith International                                     2,600             181
   Southwestern Energy *(C)                               20,105             771
   Superior Energy Services *(C)                           5,400             254
   Swift Energy *                                          2,200             103
   Tesoro                                                  1,800              33
   Tidewater (C)                                          13,800             837
   Transocean                                              2,933             373
   Unit *(C)                                               6,800             461
   Valero Energy (C)                                      18,800             653
   W&T Offshore (C)                                       12,900             454
   Walter Industries                                       6,200             582
   Weatherford International *                             5,900             228
   Whiting Petroleum *                                       900              87
   Williams                                               20,300             627
   XTO Energy                                             11,650             587
                                                                   -------------
                                                                          62,244
                                                                   -------------
FINANCIALS -- 14.1%
   Aflac                                                   8,100             459
   Alexandria Real Estate Equities ++                        700              75
   Alleghany *                                                 8               3
   Allied Capital                                          1,000              15
   Allied World Assurance Holdings                         8,900             344
   Allstate (C)                                           23,000           1,038
   AMB Property ++                                         3,254             148
   American Capital                                          600              13
   American Express                                       23,399             928
   American Financial Group (C)                           20,000             571
   American International Group                          123,600           2,655
   American National Insurance                               296              28
   American Physicians Capital                             2,600             110
   Ameriprise Financial (C)                               16,600             746
   Annaly Capital Management ++ (C)                       42,000             628
   AON                                                     5,100             242
   Apartment Investment & Management, Cl A ++              1,700              60
   Arch Capital Group *                                    3,900             272
   Aspen Insurance Holdings                                4,600             125
   Associated Banc                                         9,413             165
   Assurant (C)                                           13,000             760
   Astoria Financial                                       5,100             111

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   AvalonBay Communities ++(C)                               200   $          20
   Axis Capital Holdings (C)                              19,100             639
   Bancorpsouth                                            4,200              97
   Bank of America (C)                                    94,500           2,943
   Bank of Hawaii                                          2,100             111
   Bank of New York Mellon (C)                            54,981           1,903
   BB&T                                                    6,300             189
   BlackRock, Cl A (C)                                     1,756             381
   BOK Financial (C)                                       2,185              95
   Boston Properties ++(C)                                21,913           2,246
   Brandywine Realty Trust ++ (C)                         31,800             553
   Camden Property Trust ++                                  900              44
   Capital Lease Funding ++                                2,500              21
   Capital One Financial (C)                              28,400           1,254
   Capitol Federal Financial (C)                           2,516             110
   CBL & Associates Properties ++ (C)                     20,900             453
   Charles Schwab (C)                                    121,050           2,903
   Chubb (C)                                              28,029           1,346
   Cincinnati Financial                                    2,200              65
   Citigroup                                             179,400           3,407
   CME Group, Cl A                                         7,480           2,509
   Colonial Properties Trust ++                              500               9
   Commerce Bancshares City                                2,900             131
   Credicorp                                               2,800             197
   Cullen/Frost Bankers                                    3,300             184
   Digital Realty Trust ++                                   800              37
   Discover Financial Services                            16,348             269
   Douglas Emmett ++                                       2,300              54
   Eaton Vance (C)                                        10,300             368
   Endurance Specialty Holdings (C)                       25,300             825
   Equity Residential ++                                   2,100              89
   Erie Indemnity, Cl A                                      300              14
   Essex Property Trust ++                                   900             106
   Everest Re Group                                        1,900             156
   Fannie Mae                                              4,000              27
   Federal Realty Investment Trust ++                        400              30
   Federated Investors, Cl B (C)                          13,400             448
   Fidelity National Financial, Cl A                       2,600              36
   Fifth Third Bancorp                                    10,473             165
   First Citizens BancShares, Cl A (C)                       723             107
   Franklin Resources (C)                                  8,809             921
   Freddie Mac                                            98,400             444
   Fulton Financial                                        9,800             104
   General Growth Properties ++                            6,000             156
   Goldman Sachs Group (C)                                14,500           2,378
   Greenhill (C)                                           3,600             238
   Hanover Insurance Group                                 2,100              99
   Hartford Financial Services Group                       4,500             284
   HCC Insurance Holdings                                    800              20
   HCP ++                                                  5,300             192
   Health Care REIT ++                                     3,800             197
   Hospitality Properties Trust ++                         8,500             193
   Host Hotels & Resorts ++ (C)                           20,768             297
   Hudson City Bancorp (C)                                77,700           1,434
   Huntington Bancshares                                  13,900             102
   Interactive Brokers Group, Cl A *                       1,900              52
   IntercontinentalExchange *                             26,200           2,306
   Invesco                                                 2,200              56
   Investment Technology Group *(C)                       10,000             320
   iStar Financial ++                                      8,300              46
   Janus Capital Group (C)                                48,886           1,318

     SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Jefferies Group                                           600   $          12
   Jones Lang LaSalle                                      6,001             299
   JPMorgan Chase (C)                                    119,262           4,591
   Kimco Realty ++                                         1,500              56
   Lehman Brothers Holdings                                3,900              63
   Leucadia National                                       8,900             412
   Liberty Property Trust ++                                 500              19
   Loews (C)                                              41,809           1,816
   M&T Bank                                                1,300              93
   Mack-Cali Realty ++                                     1,700              69
   Marsh & McLennan (C)                                   27,045             864
   Marshall & Ilsley                                         800              12
   Merrill Lynch                                          47,400           1,344
   MetLife                                                 9,400             509
   MF Global *                                             3,400              25
   Montpelier Re Holdings                                  5,700              92
   Moody's                                                   600              24
   Morgan Stanley (C)                                      9,800             400
   NASDAQ Stock Market *(C)                               24,235             792
   Nationwide Health Properties ++                         3,600             124
   New York Community Bancorp                             12,800             211
   Northern Trust                                         11,215             902
   NorthStar Realty Finance ++                            21,900             157
   NYSE Euronext (C)                                      32,870           1,334
   Parkway Properties ++                                   2,000              72
   PartnerRe (C)                                          11,400             786
   People's United Financial                               5,600             100
   Philadelphia Consolidated Holding *                       500              30
   Platinum Underwriters Holdings                          4,200             152
   Plum Creek Timber ++                                    7,370             366
   PNC Financial Services Group                           10,676             768
   Popular                                                 7,700              63
   Principal Financial Group                               6,099             279
   Progressive                                             1,900              35
   Prologis ++                                             1,700              73
   Prudential Financial                                    1,900             140
   Public Storage ++                                       3,810             336
   Raymond James Financial                                11,500             355
   Rayonier ++(C)                                         34,187           1,538
   Regency Centers ++                                        300              19
   Regions Financial (C)                                 118,250           1,096
   Reinsurance Group of America                              400              19
   RenaissanceRe Holdings                                 15,700             796
   Safeco (C)                                              8,800             595
   SeaBright Insurance Holdings *                          1,300              16
   Simon Property Group ++                                   900              85
   St. Joe                                                 1,800              67
   StanCorp Financial Group (C)                            7,900             387
   State Street (C)                                        3,441             233
   Sunstone Hotel Investors ++                            11,100             157
   SunTrust Banks                                            500              21
   Synovus Financial                                       3,500              32
   T. Rowe Price Group (C)                                15,100             896
   Taubman Centers ++                                      1,300              63
   TCF Financial                                           3,600              57
   TD Ameritrade Holding *(C)                             63,000           1,287
   Torchmark                                               1,400              84
   Transatlantic Holdings (C)                                374              22

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Travelers (C)                                          60,567   $       2,674
   Tree.com *                                                376               3
   UDR ++                                                  4,000              99
   UnionBanCal                                               400              29
   Unitrin                                                   900              23
   Unum Group                                              2,500              64
   US Bancorp                                              6,700             213
   Valley National Bancorp                                   990              20
   Ventas ++                                               6,400             291
   Wachovia (C)                                           39,589             629
   Waddell & Reed Financial, Cl A                          3,800             122
   Washington Federal                                     24,400             420
   Webster Financial                                       3,200              68
   Wells Fargo                                            44,247           1,339
   Whitney Holding                                           600              13
   Wilmington Trust                                        2,500              59
   WR Berkley (C)                                         20,700             488
   XL Capital, Cl A                                        7,800             157
   Zions Bancorporation                                   14,000             376
                                                                   -------------
                                                                          77,526
                                                                   -------------
HEALTH CARE -- 11.8%
   Abbott Laboratories                                    10,900             626
   Aetna (C)                                              75,816           3,270
   Alkermes *                                             11,000             147
   Allergan                                               40,100           2,240
   AmerisourceBergen (C)                                  47,804           1,960
   Amgen *(C)                                             47,972           3,015
   Applied Biosystems (C)                                 55,474           2,023
   Baxter International (C)                               19,422           1,317
   Becton Dickinson (C)                                   10,900             952
   Biogen Idec *(C)                                       17,210             877
   BioMarin Pharmaceutical *                               2,100              63
   Boston Scientific *                                     8,666             109
   Bristol-Myers Squibb (C)                               51,891           1,107
   C.R. Bard                                               1,400             131
   Cardinal Health (C)                                    35,351           1,944
   Celgene *                                               2,100             146
   Cephalon *(C)                                           6,500             498
   Cerner *                                                1,500              69
   Charles River Laboratories International *              1,900             125
   Cigna (C)                                              49,158           2,059
   Covance *                                               4,400             415
   Coventry Health Care *                                    100               4
   Covidien                                                1,075              58
   Cubist Pharmaceuticals *(C)                            15,300             337
   Dentsply International                                 10,020             393
   Dionex *                                                1,300              85
   Edwards Lifesciences *(C)                               5,271             312
   Eli Lilly (C)                                          20,200             942
   Endo Pharmaceuticals Holdings * (C)                    16,800             382
   Express Scripts * (C)                                  16,100           1,182
   Forest Laboratories * (C)                              14,800             528
   Genentech *                                            35,600           3,515
   Gen-Probe *                                               500              30
   Genzyme * (C)                                           5,673             444
   Gilead Sciences *(C)                                   12,300             648
   Health Management Associates, Cl A *(C)                85,214             495
   Henry Schein *                                          2,600             152
   HLTH * (C)                                             26,225             327

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Hologic *                                               1,600   $          34
   Hospira *                                                 800              32
   Humana * (C)                                           23,622           1,096
   Idexx Laboratories *(C)                                12,900             726
   Illumina *                                                800              69
   ImClone Systems *                                       2,000             129
   Intuitive Surgical *(C)                                 2,500             738
   Inverness Medical Innovations *                         4,800             170
   Invitrogen *                                            5,200             221
   Isis Pharmaceuticals *                                  2,900              51
   Johnson & Johnson (C)                                  65,721           4,629
   Kinetic Concepts *                                      1,200              42
   King Pharmaceuticals *(C)                              64,700             740
   Laboratory Corp of America Holdings *                     500              37
   LifePoint Hospitals *                                   3,900             132
   Lincare Holdings *(C)                                  12,600             416
   Martek Biosciences *                                    6,800             227
   McKesson (C)                                           40,269           2,327
   Medco Health Solutions * (C)                           39,544           1,853
   Medicis Pharmaceutical, Cl A                            6,400             133
   Medtronic (C)                                          22,100           1,207
   Merck (C)                                              41,000           1,462
   Merit Medical Systems *                                 3,300              64
   OSI Pharmaceuticals *                                   3,800             192
   Owens & Minor (C)                                       7,400             341
   Patterson *                                             1,600              52
   Pediatrix Medical Group *                               2,200             125
   PerkinElmer (C)                                        15,781             448
   Perrigo                                                 2,200              77
   Pfizer (C)                                            202,188           3,864
   Pharmaceutical Product Development                      3,500             143
   Quest Diagnostics                                       4,200             227
   Quidel *                                                6,400             125
   Resmed *                                                  400              19
   Schering-Plough                                         6,471             126
   Sepracor *(C)                                           7,453             137
   Somanetics *                                            1,300              32
   St. Jude Medical *                                        900              41
   STERIS                                                 14,100             518
   Stryker (C)                                            14,624             983
   Techne *                                                3,200             247
   Tenet Healthcare * (C)                                 62,387             376
   Thermo Fisher Scientific *                              6,300             382
   UnitedHealth Group (C)                                157,602           4,798
   Universal Health Services, Cl B (C)                     9,338             577
   Varian Medical Systems *                                1,800             114
   VCA Antech *                                            1,100              34
   Vertex Pharmaceuticals *                                  300               8
   Warner Chilcott, Cl A *                                25,500             408
   Waters *                                                2,800             191
   Watson Pharmaceuticals *                                  500              15
   WellCare Health Plans *                                   500              21
   WellPoint *                                            13,400             707
   Wyeth                                                   6,700             290
   Zimmer Holdings *                                         700              51
                                                                   -------------
                                                                          65,131
                                                                   -------------
INDUSTRIALS -- 11.1%
   3M (C)                                                 16,100           1,153
   AAON                                                    2,900              62
   Acuity Brands                                           2,400             104
   Aecom Technology *                                      4,583             146

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   AGCO *                                                  4,200   $         259
   Alliant Techsystems *                                   1,200             126
   Allied Waste Industries *                              64,765             869
   Ametek                                                  3,300             160
   Armstrong World Industries                                641              24
   BE Aerospace *                                          2,509              60
   Boeing (C)                                             46,294           3,036
   Brink's                                                 1,200              84
   Bucyrus International, Cl A (C)                         8,100             566
   Burlington Northern Santa Fe                            2,700             290
   C.H. Robinson Worldwide (C)                             7,780             405
   Carlisle                                                1,500              49
   Caterpillar (C)                                        21,975           1,554
   Cenveo *                                                5,000              52
   ChoicePoint *                                           1,100              54
   Columbus McKinnon *                                       900              25
   Continental Airlines, Cl B *                            1,700              28
   Con-way                                                   900              44
   Cooper Industries, Cl A                                   400              19
   Copart *                                                7,000             308
   Corporate Executive Board                                 500              18
   Corrections of America *                                1,500              40
   Covanta Holding *                                         700              19
   Crane                                                   7,500             275
   CSX (C)                                                25,993           1,681
   Cummins (C)                                            34,861           2,271
   Danaher                                                   800              65
   Deere                                                   4,400             311
   Delta Air Lines *                                       1,600              13
   Donaldson                                               2,400             105
   Dover (C)                                              18,300             904
   DRS Technologies                                          800              64
   Dun & Bradstreet                                          100               9
   Eaton                                                     200              15
   Emerson Electric (C)                                   16,900             791
   Equifax                                                   500              18
   Expeditors International Washington                    38,800           1,400
   Fastenal                                                9,300             483
   FedEx (C)                                              25,184           2,087
   First Solar * (C)                                       2,700             747
   Flowserve (C)                                           3,315             438
   Fluor (C)                                              17,078           1,369
   Foster Wheeler *                                       15,500             770
   FTI Consulting *                                          300              22
   Gardner Denver * (C)                                   11,900             537
   General Cable *                                        14,225             700
   General Dynamics                                        5,675             524
   General Electric (C)                                  240,066           6,746
   Goodrich (C)                                           16,900             866
   Harsco (C)                                              9,838             518
   Hertz Global Holdings *                                 1,200              11
   Honeywell International                                14,200             712
   Hubbell, Cl B                                           3,000             131
   Illinois Tool Works                                     1,400              69
   Ingersoll-Rand, Cl A                                    3,969             147
   Iron Mountain *                                         5,600             162
   ITT                                                       400              26
   Jacobs Engineering Group * (C)                         22,924           1,693
   JB Hunt Transport Services                              2,000              73
   John Bean Technologies *                                2,638              34
   Joy Global                                              1,100              78
   Kansas City Southern *                                  1,200              62

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   KBR (C)                                                42,252   $       1,037
   Kennametal                                              1,619              57
   Kirby *                                                 2,600             119
   L-3 Communications Holdings, Cl 3 (C)                   8,200             852
   Landstar System                                         1,200              59
   Lennox International (C)                               14,400             533
   Lincoln Electric Holdings                                 600              48
   Lockheed Martin (C)                                    25,297           2,946
   Manitowoc                                               6,462             163
   Manpower (C)                                           13,793             663
   McDermott International *                               2,600              90
   NCI Building Systems *                                    600              23
   Norfolk Southern (C)                                    8,700             640
   Northrop Grumman (C)                                   19,800           1,363
   Northwest Airlines *                                    4,000              39
   Owens Corning *                                           700              17
   Paccar                                                  1,175              51
   Pall                                                      400              16
   Parker Hannifin (C)                                    18,764           1,202
   Pentair                                                   400              15
   Precision Castparts (C)                                 7,073             730
   Quanta Services * (C)                                  40,301           1,287
   Raytheon (C)                                           32,302           1,938
   Republic Services, Cl A                                 5,600             184
   Robert Half International (C)                          10,500             269
   Rockwell Automation                                       400              19
   Roper Industries                                        1,000              59
   RR Donnelley & Sons                                       700              20
   Ryder System (C)                                        7,400             477
   Shaw Group * (C)                                       12,000             594
   Southwest Airlines                                     61,527             937
   Spirit Aerosystems Holdings, Cl A *                     2,487              57
   SPX                                                     2,000             239
   Steelcase, Cl A                                        24,671             274
   Stericycle *(C)                                        13,000             771
   Terex *                                                   500              25
   Textron                                                 5,800             238
   Thomas & Betts *                                       16,800             774
   Timken (C)                                             21,206             685
   Titan International                                     5,800             155
   Toro                                                      300              12
   Trinity Industries                                      3,898             140
   Tyco International                                     18,385             788
   Union Pacific                                          16,687           1,400
   United Parcel Service, Cl B                            28,000           1,795
   United Rentals *                                        1,200              19
   United Technologies                                     6,600             433
   URS *                                                   3,791             182
   UTi Worldwide                                          19,549             393
   Valmont Industries                                        300              32
   WESCO International *                                   9,800             377
   WW Grainger                                               200              18
                                                                   -------------
                                                                          61,735
                                                                   -------------
INFORMATION TECHNOLOGY -- 20.5%
   Accenture, Cl A (C)                                    37,596           1,555
   Activision Blizzard *                                  10,500             345
   ADC Telecommunications *                                1,000              10
   Adobe Systems * (C)                                    33,100           1,418
   Advanced Micro Devices *                                1,500               9
   Affiliated Computer Services, Cl A *                    2,600             138
   Agilent Technologies *                                  8,732             304

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Akamai Technologies *                                   1,600   $          37
   Altera                                                 14,600             331
   Amdocs * (C)                                           25,867             781
   Amkor Technology *                                     25,700             193
   Amphenol, Cl A                                          2,500             119
   Analog Devices (C)                                     31,000             867
   Anixter International *                                 8,200             605
   Ansys *                                                   500              22
   Apple *(C)                                             19,200           3,254
   Applied Materials                                       3,200              57
   Applied Micro Circuits *                               19,000             151
   Arrow Electronics *                                     1,200              40
   Atmel *                                                 8,870              37
   AuthenTec *                                             6,500              53
   Automatic Data Processing (C)                          19,300             857
   Avnet *(C)                                             31,100             913
   Avocent *                                               2,200              52
   AVX                                                    15,586             179
   BMC Software *                                          3,200             104
   Broadcom, Cl A * (C)                                   22,000             529
   Broadridge Financial Solutions (C)                      6,597             132
   Brocade Communications Systems *                       31,500             234
   CA (C)                                                 51,911           1,241
   Cabot Microelectronics *                                1,300              50
   Celestica * (C)                                        31,300             263
   Check Point Software Technologies*(C)                  21,500             527
   Ciena *                                                20,100             349
   Cisco Systems *(C)                                    171,900           4,134
   Citrix Systems *                                          300               9
   Cognex                                                  3,800              77
   CommScope *                                             1,400              69
   Computer Sciences *(C)                                 18,905             889
   Compuware *(C)                                         44,400             507
   Convergys *(C)                                         38,147             563
   Corning (C)                                           120,282           2,471
   Cree *                                                  3,300              77
   Daktronics                                              8,900             156
   Dell *(C)                                              24,226             526
   Dolby Laboratories, Cl A *                              1,000              41
   DST Systems *                                             300              19
   Earthlink *                                            19,500             182
   eBay * (C)                                            193,280           4,818
   Electronic Arts *                                      31,900           1,557
   EMC *                                                  60,778             929
   Equinix *                                                 200              16
   Factset Research Systems                                3,100             194
   Fairchild Semiconductor International, Cl A *           6,145              77
   Fidelity National Information Services                    944              21
   Fiserv *                                                1,500              78
   Flir Systems *                                          1,300              46
   Genpact *(C)                                              601               9
   Global Payments                                         5,347             258
   Google, Cl A *(C)                                      13,241           6,134
   Harris                                                 10,000             524
   Hewitt Associates, Cl A * (C)                          19,700             792
   Hewlett-Packard (C)                                   149,249           7,002
   IAC *                                                   5,650              94
   Ingram Micro, Cl A *                                   20,541             388
   Integrated Device Technology *(C)                      75,700             802

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Intel (C)                                              92,798   $       2,122
   International Business Machines (C)                    24,750           3,013
   Intersil, Cl A (C)                                     16,200             380
   Intuit *                                               66,400           1,998
   Itron *                                                   200              21
   Jabil Circuit (C)                                      28,233             476
   Juniper Networks *(C)                                  29,300             753
   Kla-Tencor                                                500              19
   Lender Processing Services (C)                          8,572             285
   Lexmark International, Cl A *                             600              22
   Linear Technology (C)                                   8,800             287
   Logitech International *(C)                            12,800             342
   LSI *                                                   5,100              34
   Mastercard, Cl A (C)                                   15,880           3,851
   McAfee *                                                5,200             206
   MEMC Electronic Materials *                             2,000              98
   Metavante Technologies *                                  200               5
   Mettler Toledo International *                          2,000             210
   Micrel                                                 13,900             128
   Micron Technology *                                     2,900              12
   Microsoft (C)                                         302,651           8,260
   Molex (C)                                              53,329           1,287
   Motorola (C)                                          139,848           1,317
   Multi-Fineline Electronix *                             2,300              39
   National Semiconductor (C)                             41,900             898
   NCR *                                                   8,500             225
   NetApp *(C)                                            21,300             543
   Nokia ADR                                              38,100             959
   Novell *                                                2,300              15
   Nuance Communications *                                 1,200              19
   Nvidia *                                                  100               1
   ON Semiconductor *                                      2,400              23
   Oracle *(C)                                            57,600           1,263
   QLogic *(C)                                            70,200           1,311
   Qualcomm (C)                                          123,500           6,502
   Rambus *                                                3,100              55
   Red Hat *                                              34,400             722
   Research In Motion *                                   18,700           2,274
   SAIC *                                                  1,200              24
   Salesforce.com *                                        1,800             101
   Seagate Technology                                    127,200           1,897
   Silicon Laboratories *(C)                              15,900             536
   Sohu.com *                                                900              68
   Sun Microsystems *(C)                                  43,155             388
   Symantec *(C)                                          72,400           1,615
   Synopsys * (C)                                         34,988             753
   Tech Data *(C)                                         21,479             733
   Teradata *                                             56,800           1,396
   Teradyne *(C)                                          51,671             482
   Texas Instruments (C)                                 168,633           4,133
   Trimble Navigation *                                   11,800             399
   Tyco Electronics                                       31,159           1,026
   Unisys *                                               99,350             406
   Valueclick *                                           17,200             222
   VeriSign *                                             54,400           1,739
   Visa, Cl A (C)                                         38,100           2,891
   Vishay Intertechnology *                               28,936             257
   VMware, Cl A *                                            200               8
   Volterra Semiconductor *                               14,700             231
   WebMD Health, Cl A *                                       58               2
   Western Digital *                                      11,300             308

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Western Union (C)                                      25,760   $         711
   Xerox                                                  39,400             549
   Yahoo! *(C)                                           115,840           2,245
   Zebra Technologies, Cl A *                              3,600             112
                                                                   -------------
                                                                         112,422
                                                                   -------------

MATERIALS -- 3.6%
   Air Products & Chemicals                                2,300             211
   Airgas                                                    300              18
   AK Steel Holding                                       12,199             642
   Alcoa (C)                                              16,700             537
   Allegheny Technologies                                    100               5
   Aptargroup                                                900              36
   Ashland (C)                                               463              19
   Cabot (C)                                              32,994             913
   Celanese, Cl A (C)                                     10,807             417
   Century Aluminum *                                        800              39
   CF Industries Holdings                                  1,735             264
   Cleveland-Cliffs                                        2,100             213
   Commercial Metals                                       2,576              67
   Crown Holdings *                                        3,200              89
   Dow Chemical (C)                                       35,838           1,223
   E.I. Du Pont de Nemours (C)                            36,681           1,630
   Eastman Chemical                                        4,300             259
   Ecolab                                                  4,400             201
   FMC                                                     3,400             250
   Freeport-McMoRan Copper & Gold, Cl B (C)                5,672             507
   Greif, Cl A (C)                                         7,400             511
   Huntsman                                                3,129              41
   International Flavors & Fragrances                        400              16
   Intrepid Potash *                                       5,500             260
   Lubrizol                                               11,200             593
   Monsanto (C)                                            8,000             914
   Mosaic (C)                                              8,400             897
   Nalco Holding (C)                                      50,450           1,154
   Newmont Mining (C)                                     14,046             633
   Nucor (C)                                              19,900           1,045
   Owens-Illinois *                                        7,400             330
   Packaging of America                                    1,200              31
   PPG Industries                                          1,700             107
   Praxair                                                20,500           1,843
   Reliance Steel & Aluminum (C)                          13,691             781
   Schnitzer Steel Industries, Cl A                        4,739             324
   Sealed Air                                              1,700              41
   Sigma-Aldrich                                           3,800             216
   Southern Copper                                         6,600             168
   Steel Dynamics                                          3,700              92
   Temple-Inland                                          20,451             342
   Terra Industries (C)                                   10,571             531
   United States Steel (C)                                 8,821           1,173
   Weyerhaeuser                                              400              22
                                                                   -------------
                                                                          19,605
                                                                   -------------

TELECOMMUNICATION SERVICES -- 2.8%
   American Tower, Cl A *                                    400              17
   AT&T (C)                                              191,971           6,141
   CenturyTel (C)                                         21,000             811
   Crown Castle International *                           46,900           1,753
   Frontier Communications                                 2,200              28

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   iPCS *                                                  1,800   $          36
   Leap Wireless International *(C)                       10,600             473
   NeuStar, Cl A *                                         1,600              38
   Qwest Communications International                     30,199             114
   Rogers Communications, Cl B (C)                        11,100             402
   Sprint Nextel (C)                                      56,400             492
   Telephone & Data Systems                                5,192             199
   US Cellular * (C)                                      11,549             604
   USA Mobility                                            3,600              41
   Verizon Communications (C)                            100,226           3,520
   Windstream                                             50,850             632
                                                                   -------------
                                                                          15,301
                                                                   -------------
UTILITIES -- 3.2%
   AES *                                                 142,426           2,173
   AGL Resources                                           5,000             165
   Allegheny Energy                                          300              14
   Alliant Energy                                         24,011             840
   Ameren                                                  4,900             205
   American Electric Power                                 6,700             262
   American Water Works                                    3,900              90
   Atmos Energy                                            7,300             201
   Calpine *                                              60,586           1,091
   Centerpoint Energy (C)                                 22,500             357
   Consolidated Edison (C)                                   600              25
   Constellation Energy Group                              2,600             173
   Dominion Resources                                      6,500             283
   DPL                                                    11,100             276
   DTE Energy (C)                                         12,700             535
   Duke Energy (C)                                        25,200             439
   Edison International                                   27,700           1,272
   Energen                                                 3,000             168
   Energy East                                             6,000             163
   Entergy                                                 2,400             248
   Equitable Resources                                     5,600             279
   Exelon                                                  1,200              91
   FirstEnergy (C)                                         9,100             661
   FPL Group                                               7,400             444
   Hawaiian Electric Industries                            4,700             124
   MDU Resources Group                                     7,197             238
   National Fuel Gas                                         600              28
   NiSource (C)                                           30,100             496
   NRG Energy *                                            6,800             256
   NSTAR                                                   1,300              44
   OGE Energy                                                600              20
   Oneok                                                   3,600             157
   Pepco Holdings (C)                                     14,600             370
   PG&E                                                    1,290              53
   Pinnacle West Capital                                   2,300              81
   PPL                                                     9,700             425
   Progress Energy                                           300              13
   Public Service Enterprise Group (C)                    23,600             963
   Puget Energy                                            5,000             140
   Questar                                                 2,800             145
   Reliant Energy *(C)                                   125,765           2,142
   SCANA                                                   1,900              74
   Sempra Energy                                             900              52
   Sierra Pacific Resources (C)                           50,537             568
   Southern                                                4,500             169
   TECO Energy                                             3,556              63
   UGI                                                    10,800             298
   Vectren                                                 2,100              58

                                                     Shares/
                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Wisconsin Energy                                        2,200   $         103
   Xcel Energy                                             4,900             100
                                                                   -------------
                                                                          17,635
                                                                   -------------
Total Common Stock
   (Cost $534,706) ($ Thousands)                                         531,140
                                                                   -------------
AFFILIATED PARTNERSHIP -- 12.5%
   SEI LIBOR Plus Portfolio, L.P. ** +++               7,866,277          68,751
                                                                   -------------
Total Affiliated Partnership
   (Cost $77,762) ($ Thousands)                                           68,751
                                                                   -------------
U.S. TREASURY OBLIGATIONS (A) (B) -- 2.2%
   U.S. Treasury Bills
         1.657%, 11/20/08                         $       11,555          11,514
         1.920%, 12/04/08                                    350             348
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $11,862) ($ Thousands)                                           11,862
                                                                   -------------
CASH EQUIVALENT -- 4.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      2.700% ** +++(C)                                22,987,148          22,987
Total Cash Equivalent
   (Cost $22,987) ($ Thousands)                                           22,987
                                                                   -------------
Total Investments -- 115.5%
   (Cost $647,317)($ Thousands) +                                  $     634,740
                                                                   =============
COMMON STOCK SOLD SHORT -- (14.3)%
CONSUMER DISCRETIONARY -- (2.8)%
   Apollo Group, Cl A *                                   (6,785)           (432)
   Autozone *                                               (468)            (64)
   Centex                                                (21,800)           (354)
   Central European Media Enterprises, Cl A *            (12,551)           (979)
   Clear Channel Outdoor Holdings, Cl A *                (10,200)           (171)
   CTC Media *                                            (3,412)            (66)
   Dick's Sporting Goods *                               (24,700)           (565)
   Discovery Holding, Cl A *                             (28,712)           (581)
   DR Horton                                             (64,007)           (797)
   DreamWorks Animation SKG, Cl A *                      (17,201)           (548)
   Eastman Kodak                                          (4,200)            (68)
   EW Scripps, Cl A                                      (34,022)           (247)
   Gannett                                               (12,244)           (218)
   Goodyear Tire & Rubber *                              (22,000)           (431)
   Hillenbrand                                            (7,472)           (178)
   International Game Technology                          (4,478)            (96)
   Jarden *                                               (4,280)           (110)
   KB Home                                               (11,700)           (243)
   Las Vegas Sands *                                     (11,500)           (545)
   Lennar, Cl A                                          (38,800)           (510)
   Liberty Media - Entertainment, Cl A *                  (3,893)           (108)
   Liz Claiborne                                          (3,861)            (63)
   LKQ *                                                 (19,298)           (361)
   Marriott International, Cl A                           (1,100)            (31)
   MDC Holdings                                          (10,816)           (448)

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Meredith                                               (3,058)  $         (87)
   MGM Mirage *                                          (17,800)           (626)
   Newell Rubbermaid                                     (21,200)           (384)
   News, Cl A                                             (9,400)           (133)
   Nike, Cl B                                             (5,000)           (303)
   O'Reilly Automotive *                                 (36,600)         (1,066)
   Orient-Express Hotels, Cl A                           (12,800)           (460)
   Pulte Homes                                           (59,200)           (858)
   Regal Entertainment Group, Cl A                       (15,686)           (263)
   Royal Caribbean Cruises                                (2,702)            (73)
   Saks *                                                (22,400)           (255)
   Scientific Games, Cl A *                              (24,251)           (731)
   Scripps Networks Interactive, Cl A                       (800)            (33)
   Toll Brothers *                                        (9,873)           (246)
   Washington Post, Cl B                                    (149)            (89)
   Weight Watchers International                         (25,095)           (994)
   Wynn Resorts                                           (5,900)           (563)
                                                                   -------------
                                                                         (15,378)
                                                                   -------------
CONSUMER STAPLES -- (0.5)%
   Central European Distribution *                        (7,400)           (427)
   Clorox                                                   (749)            (44)
   Dr Pepper Snapple Group *                             (16,518)           (408)
   Energizer Holdings *                                  (11,313)           (961)
   Estee Lauder, Cl A                                     (2,100)           (105)
   Hansen Natural *                                       (5,383)           (148)
   Lorillard                                              (3,407)           (246)
   Smithfield Foods *                                    (20,400)           (410)
                                                                   -------------
                                                                          (2,749)
                                                                   -------------
ENERGY -- (1.8)%
   Atwood Oceanics *                                      (3,114)           (127)
   BJ Services                                           (11,500)           (309)
   Cabot Oil & Gas                                       (15,900)           (707)
   Cameco                                                (15,300)           (460)
   Chesapeake Energy                                     (11,004)           (533)
   Continental Resources *                                (5,700)           (286)
   Delta Petroleum *                                     (25,400)           (456)
   Denbury Resources *                                    (1,200)            (30)
   Diamond Offshore Drilling                              (4,601)           (506)
   Enbridge                                              (13,200)           (554)
   Encore Acquisition *                                   (3,071)           (158)
   Exterran Holdings *                                    (7,700)           (352)
   Foundation Coal Holdings                               (4,200)           (248)
   Frontier Oil                                           (2,100)            (41)
   Frontline                                              (1,416)            (86)
   Global Industries *                                   (33,100)           (320)
   Goodrich Petroleum *                                   (8,000)           (407)
   Hercules Offshore *                                      (800)            (18)
   Holly                                                 (11,700)           (374)
   IHS, Cl A *                                            (8,400)           (538)
   National Oilwell Varco *                               (1,000)            (74)
   Overseas Shipholding Group                             (1,701)           (122)
   PetroHawk Energy *                                     (5,100)           (177)
   Plains Exploration & Production *                      (3,100)           (167)
   Range Resources                                       (25,907)         (1,202)
   Rowan                                                  (1,300)            (48)
   SandRidge Energy *                                     (4,100)           (144)
   Teekay                                                 (9,095)           (323)
   Tetra Technologies *                                   (3,217)            (71)
   TransCanada                                           (18,600)           (706)
   Transocean                                             (1,300)           (165)

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Unit *                                                 (1,713)  $        (116)
   Walter Industries                                      (1,400)           (131)
                                                                   -------------
                                                                          (9,956)
                                                                   -------------
FINANCIALS -- (2.3)%
   Affiliated Managers Group *                              (300)            (29)
   Alexandria Real Estate Equities ++                     (1,600)           (172)
   American International Group                          (34,900)           (750)
   Arthur J Gallagher                                     (2,300)            (61)
   Assured Guaranty                                      (15,800)           (257)
   AvalonBay Communities ++                               (4,100)           (410)
   Bancorpsouth                                           (1,000)            (23)
   Brown & Brown                                          (1,800)            (37)
   CapitalSource ++                                      (36,514)           (459)
   CBL & Associates Properties ++                           (363)             (8)
   Citigroup                                             (43,900)           (834)
   Commerce Bancshares City MO                            (2,400)           (108)
   Conseco *                                             (48,209)           (432)
   Federal Realty Investment Trust ++                     (1,800)           (137)
   Fidelity National Financial, Cl A                     (31,601)           (443)
   First American                                         (8,400)           (212)
   First Horizon National                                (78,956)           (887)
   Forest City Enterprises, Cl A                         (20,600)           (592)
   HCC Insurance Holdings                                 (2,300)            (58)
   Jefferies Group                                       (25,900)           (497)
   Keycorp                                                (4,736)            (57)
   Lehman Brothers Holdings                              (11,225)           (181)
   Leucadia National                                     (12,776)           (591)
   Markel *                                                 (200)            (74)
   Marshall & Ilsley                                     (14,107)           (217)
   Mercury General                                        (2,900)           (148)
   Merrill Lynch                                         (36,754)         (1,041)
   MGIC Investment                                       (28,116)           (236)
   Morgan Stanley                                         (2,321)            (95)
   MSCI, Cl A *                                           (4,588)           (137)
   OneBeacon Insurance Group, Cl A                          (854)            (18)
   Plum Creek Timber ++                                   (3,700)           (184)
   Progressive                                            (7,300)           (135)
   SLM *                                                  (9,556)           (158)
   Sovereign Bancorp                                     (33,796)           (326)
   UDR ++                                                 (3,568)            (88)
   Ventas ++                                             (25,728)         (1,169)
   Wachovia                                               (5,968)            (95)
   Washington Mutual                                    (108,400)           (440)
   XL Capital, Cl A                                      (31,733)           (638)
                                                                   -------------
                                                                         (12,434)
                                                                   -------------
HEALTH CARE -- (1.3)%
   Advanced Medical Optics *                              (3,900)            (84)
   BioMarin Pharmaceutical *                              (5,635)           (170)
   Brookdale Senior Living                               (22,800)           (503)
   Celgene *                                              (3,300)           (229)
   Covance *                                              (1,033)            (97)
   DaVita *                                               (1,262)            (72)
   Henry Schein *                                         (5,700)           (333)
   Hologic *                                             (32,311)           (686)
   Lincare Holdings *                                     (9,279)           (306)
   Millipore *                                            (2,800)           (211)
   Mylan Laboratories *                                  (52,798)           (681)
   NuVasive *                                             (8,500)           (405)
   Omnicare                                               (6,900)           (223)
   Onyx Pharmaceuticals *                                 (7,200)           (294)

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Pediatrix Medical Group *                                (806)  $         (46)
   Perrigo                                                (5,421)           (190)
   Resmed *                                               (7,200)           (337)
   Schering-Plough                                       (11,200)           (217)
   Tenet Healthcare *                                   (135,600)           (817)
   Varian Medical Systems *                               (5,000)           (316)
   VCA Antech *                                          (16,500)           (507)
   Vertex Pharmaceuticals *                              (20,400)           (548)
   Waters *                                               (1,466)           (100)
                                                                   -------------
                                                                          (7,372)
                                                                   -------------
INDUSTRIALS -- (1.4)%
   Aecom Technology *                                    (11,100)           (355)
   Alexander & Baldwin                                    (3,500)           (157)
   Alliant Techsystems *                                  (3,662)           (385)
   AMR *                                                 (56,432)           (583)
   Copart *                                               (3,585)           (158)
   Corporate Executive Board                              (2,903)           (106)
   Covanta Holding *                                      (4,314)           (120)
   Delta Air Lines *                                     (25,493)           (207)
   Dun & Bradstreet                                       (1,470)           (135)
   Expeditors International Washington                    (4,900)           (177)
   FTI Consulting *                                      (15,863)         (1,164)
   General Cable *                                        (7,100)           (349)
   Iron Mountain *                                       (21,000)           (607)
   Kennametal                                            (13,000)           (458)
   Oshkosh Truck                                         (25,247)           (389)
   Pall                                                   (5,300)           (215)
   Pitney Bowes                                          (27,043)           (924)
   Quanta Services *                                     (19,500)           (622)
   Ritchie Bros Auctioneers                               (8,600)           (228)
   Shaw Group *                                           (5,400)           (268)
   Southwest Airlines                                     (6,800)           (104)
   Stericycle *                                           (1,940)           (115)
   Toro                                                     (680)            (28)
                                                                   -------------
                                                                          (7,854)
                                                                   -------------
INFORMATION TECHNOLOGY -- (2.6)%
   Alliance Data Systems *                                (3,111)           (200)
   Amphenol, Cl A                                        (12,200)           (580)
   Ansys *                                                (6,226)           (276)
   Applied Materials                                     (14,100)           (253)
   Autodesk *                                             (2,700)            (96)
   AVX                                                    (4,000)            (46)
   Cadence Design Systems *                              (67,000)           (535)
   Cognizant Technology Solutions, Cl A *                (10,500)           (308)
   CommScope *                                           (12,100)           (593)
   Concur Technologies *                                  (7,400)           (325)
   Cypress Semiconductor *                               (45,900)         (1,488)
   Dolby Laboratories, Cl A *                             (1,743)            (71)
   EchoStar, Cl A *                                       (5,700)           (179)
   Equinix *                                             (12,400)           (998)
   Fiserv *                                               (7,755)           (402)
   Itron *                                                (7,138)           (739)
   Kla-Tencor                                            (11,500)           (426)
   Lam Research *                                        (22,769)           (837)
   Linear Technology                                     (14,284)           (466)
   MEMC Electronic Materials *                            (2,293)           (113)
   Micron Technology *                                   (57,400)           (243)
   Molex                                                 (18,400)           (444)
   Motorola                                               (8,500)            (80)
   Novell *                                              (11,400)            (73)

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Novellus Systems *                                    (22,400)  $        (508)
   Nuance Communications *                               (13,512)           (213)
   Nvidia *                                              (30,600)           (387)
   ON Semiconductor *                                    (39,400)           (373)
   Rambus *                                              (49,164)           (865)
   Red Hat *                                             (22,500)           (473)
   Salesforce.com *                                       (8,900)           (499)
   SanDisk *                                             (29,500)           (427)
   Tellabs *                                              (9,500)            (49)
   Varian Semiconductor Equipment Associates *           (17,381)           (561)
                                                                   -------------
                                                                         (14,126)
                                                                   -------------
MATERIALS -- (0.8)%
   Albemarle                                              (2,600)           (104)
   Century Aluminum *                                    (16,811)           (820)
   Eagle Materials                                       (19,063)           (582)
   Greif, Cl A                                            (4,864)           (336)
   Ivanhoe Mines *                                       (49,900)           (552)
   Scotts Miracle-Gro, Cl A                                 (800)            (21)
   Sealed Air                                             (1,300)            (31)
   Silver Standard Resources *                           (15,600)           (392)
   Temple-Inland                                          (3,100)            (52)
   Titanium Metals                                        (6,800)            (98)
   Weyerhaeuser                                          (27,710)         (1,538)
                                                                   -------------
                                                                          (4,526)
                                                                   -------------
TELECOMMUNICATION SERVICES -- (0.5)%
   CenturyTel                                               (554)            (21)
   Embarq                                                (21,350)         (1,008)
   Frontier Communications                               (36,766)           (462)
   MetroPCS Communications *                             (16,900)           (285)
   NeuStar, Cl A *                                        (9,300)           (223)
   NII Holdings *                                         (9,100)           (478)
   Windstream                                               (322)             (4)
                                                                   -------------
                                                                          (2,481)
                                                                   -------------
UTILITIES -- (0.3)%
   AGL Resources                                          (2,378)            (79)
   Allegheny Energy                                         (700)            (32)
   American Water Works                                  (12,705)           (292)
   Constellation Energy Group                             (5,400)           (359)
   Energy East                                            (7,300)           (198)
   Mirant *                                               (6,779)           (201)
   PPL                                                    (7,700)           (337)
   Vectren                                                (1,500)            (42)
                                                                   -------------
                                                                          (1,540)
                                                                   -------------
Total Common Stock Sold Short
   (Proceeds $83,835) ($ Thousands)                                $     (78,416)
                                                                   -------------

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                        Number of                    Unrealized
Type of                                 Contracts     Expiration    Depreciation
Contract                               Long (Short)      Date      ($ Thousands)
--------                               ------------   ----------   -------------
S&P 500 Composite Index                    285         Sep-2008          $(4,230)
S&P 500 Composite Index                      9         Sep-2008               (9)
S&P 500 Index E-Mini                         9         Sep-2008              (27)
                                                                         -------
                                                                         $(4,266)
                                                                         =======

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

August 31, 2008

Description

     Percentages are based on a Net Assets of $549,649($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $647,317($ Thousands), and the unrealized appreciation and depreciation were $28,241($ Thousands) and $(40,818)($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at August 31, 2008 was $248,931 ($ Thousands).

ADR  -- American Depositary Receipt
Cl   -- Class
L.P. -- Limited Partnership
Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 77.6%
CONSUMER DISCRETIONARY -- 5.5%
   Abercrombie & Fitch, Cl A                              23,200   $       1,217
   Amazon.com * (A)                                       75,300           6,085
   American Eagle Outfitters                             154,700           2,328
   AnnTaylor Stores *                                     33,500             813
   Apollo Group, Cl A * (A)                               94,500           6,018
   AutoNation * (A)                                       42,300             480
   Autozone *                                              3,900             535
   Belo, Cl A                                             47,400             347
   Best Buy (A)                                          340,166          15,230
   Big Lots * (A)                                        259,100           7,662
   Buckle                                                 16,000             831
   Callaway Golf                                          24,000             326
   CBS, Cl B                                             342,440           5,541
   Centex                                                 56,000             908
   Christopher & Banks (A)                                78,000             750
   Coach *                                               543,400          15,752
   Comcast, Cl A (A)                                   1,839,337          38,958
   Darden Restaurants                                     31,000             908
   Deckers Outdoor *                                       7,700             875
   DIRECTV Group *                                       777,185          21,924
   DR Horton                                             127,800           1,592
   Eastman Kodak                                          20,900             338
   Expedia *                                              19,000             336
   Family Dollar Stores                                   12,100             302
   Ford Motor * (A)                                    1,948,186           8,689
   Fortune Brands                                          7,500             441
   GameStop, Cl A *                                       55,400           2,430
   Gannett (A)                                           652,200          11,603
   Gap (A)                                               179,900           3,499
   General Motors                                        215,900           2,159
   Goodyear Tire & Rubber *                               16,600             326
   Gymboree *                                            137,400           5,393
   H&R Block (A)                                         550,770          14,066
   Harley-Davidson                                        30,900           1,229
   Hasbro                                                 28,600           1,070
   Home Depot (A)                                        365,395           9,911
   HSN *                                                  39,660             581
   International Game Technology                         172,800           3,703
   International Speedway, Cl A                           11,300             448
   Interval Leisure Group *                                4,860              63
   ITT Educational Services *                             11,000             978
   J.C. Penney                                            70,600           2,751
   Jack in the Box * (A)                                  94,200           2,235
   Johnson Controls                                      366,336          11,327
   Jones Apparel Group                                   330,500           6,564
   KB Home                                                49,500           1,030
   Kohl's *                                               16,600             816
   Limited Brands                                         27,400             570
   Lowe's                                                 17,400             429
   Macy's                                                 89,300           1,859
   Mattel                                                 73,800           1,426
   McDonald's                                            458,032          28,399
   News, Cl A                                          2,426,262          34,356
   Nike, Cl B                                             55,000           3,334
   Nordstrom                                              89,726           2,790
   Office Depot *                                         76,200             536
   Omnicom Group                                          10,500             445
   Polo Ralph Lauren, Cl A                                52,700           3,999

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Pulte Homes                                           122,200   $       1,773
   Quiksilver *                                           63,100             487
   RadioShack                                             53,900           1,025
   Rent-A-Center, Cl A * (A)                             108,800           2,465
   Scripps Networks Interactive, Cl A                     81,200           3,373
   Sherwin-Williams                                       46,000           2,693
   Snap-On (A)                                           228,699          13,041
   Staples                                                40,300             975
   Starbucks *                                            90,400           1,407
   Target                                                143,362           7,601
   Ticketmaster * (A)                                     39,860             854
   Tiffany                                                78,400           3,463
   Time Warner                                         1,552,715          25,418
   TJX                                                   142,300           5,157
   Urban Outfitters * (A)                                 71,600           2,550
   VF                                                     88,000           6,974
   Viacom, Cl B *                                        377,300          11,123
   Walt Disney (A)                                       980,250          31,711
   Washington Post, Cl B                                   2,500           1,491
   Wendy's International                                  12,500             303
   Whirlpool                                               5,600             456
   Wyndham Worldwide                                     120,607           2,325
   Yum! Brands (A)                                       272,500           9,723
                                                                   -------------
                                                                         435,899
                                                                   -------------
CONSUMER STAPLES -- 9.0%
   Altria Group                                        1,634,126          34,366
   Anheuser-Busch                                        149,199          10,125
   Archer-Daniels-Midland (A)                          1,057,385          26,921
   Avon Products                                          17,800             762
   Brown-Forman, Cl B (A)                                132,170           9,518
   Bunge (A)                                              34,400           3,074
   Campbell Soup                                           5,900             217
   Clorox                                                 23,700           1,401
   Coca-Cola                                           1,112,887          57,948
   Coca-Cola Enterprises (A)                             835,954          14,270
   Colgate-Palmolive                                     388,100          29,507
   ConAgra Foods (A)                                     183,100           3,895
   Constellation Brands, Cl A *                          189,600           4,002
   Costco Wholesale (A)                                  318,495          21,358
   CVS                                                   262,108           9,593
   Estee Lauder, Cl A                                     10,400             518
   General Mills                                         112,700           7,458
   HJ Heinz                                               26,700           1,344
   Kellogg                                                34,600           1,884
   Kimberly-Clark                                        301,294          18,584
   Kraft Foods, Cl A                                     198,183           6,245
   Kroger                                                519,754          14,356
   Lorillard                                              32,400           2,341
   McCormick                                              39,400           1,594
   Molson Coors Brewing, Cl B                            275,139          13,110
   Pepsi Bottling Group                                  181,000           5,354
   PepsiAmericas                                          42,900           1,005
   PepsiCo                                               569,127          38,974
   Philip Morris International                         1,107,132          59,453
   Procter & Gamble                                    1,836,606         128,140
   Reynolds American                                     372,600          19,740
   Safeway (A)                                           454,600          11,974
   Sara Lee (A)                                          366,100           4,942
   Supervalu                                             114,300           2,651
   Sysco                                                 968,583          30,830
   Tyson Foods, Cl A                                     964,593          14,006

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   UST                                                    79,200   $       4,244
   Walgreen                                              290,077          10,568
   Wal-Mart Stores                                     1,467,445          86,681
   Whole Foods Market                                     97,400           1,783
   WM Wrigley Jr.                                         24,263           1,928
                                                                   -------------
                                                                         716,664
                                                                   -------------
ENERGY -- 10.8%
   Anadarko Petroleum                                    211,300          13,044
   Apache                                                208,700          23,871
   Arch Coal                                             138,958           7,537
   Baker Hughes                                          291,724          23,341
   BJ Services                                            71,900           1,931
   Cabot Oil & Gas                                        50,000           2,222
   Cameron International *                                45,300           2,111
   Chesapeake Energy                                      60,000           2,904
   Chevron                                             1,509,158         130,271
   ConocoPhillips                                        663,626          54,756
   Consol Energy                                          48,000           3,250
   Devon Energy                                          141,029          14,392
   El Paso                                               176,400           2,956
   ENSCO International (A)                               191,800          13,000
   EOG Resources                                          30,400           3,174
   Exxon Mobil                                         2,980,798         238,493
   Halliburton                                           815,609          35,837
   Hess                                                  202,693          21,224
   Marathon Oil                                          484,454          21,834
   Massey Energy                                          68,200           4,498
   Murphy Oil                                             92,300           7,248
   Nabors Industries *                                    30,100           1,072
   National Oilwell Varco *                               81,800           6,031
   Noble                                                 214,100          10,767
   Noble Energy                                           76,700           5,502
   Occidental Petroleum                                  723,467          57,414
   Patterson-UTI Energy (A)                               61,500           1,748
   Peabody Energy                                         25,900           1,630
   Pioneer Natural Resources                              76,854           4,855
   Pride International *                                  34,900           1,341
   Range Resources                                        56,100           2,604
   Rowan                                                  49,600           1,832
   Schlumberger (A)                                      775,088          73,028
   Smith International (A)                               117,500           8,190
   Southwestern Energy *                                 538,612          20,667
   Spectra Energy                                         17,900             474
   Sunoco                                                 11,000             488
   Tesoro                                                 28,400             527
   Tidewater                                              17,000           1,031
   Transocean                                             45,243           5,755
   Unit *                                                 26,700           1,808
   Valero Energy                                         158,300           5,503
   Weatherford International *                           122,700           4,734
   Williams                                              516,600          15,958
   XTO Energy                                             76,325           3,848
                                                                   -------------
                                                                         864,701
                                                                   -------------
FINANCIALS -- 11.8%
   Aflac                                                 224,100          12,706
   Allied World Assurance Holdings                        12,900             498
   Allstate                                              272,347          12,291
   American Express                                      521,041          20,674
   American Financial Group                              135,900           3,877
   American International Group (A)                    1,436,935          30,881

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Ameriprise Financial                                   76,136   $       3,422
   Annaly Capital Management ++                          252,600           3,779
   AON                                                    81,600           3,875
   Apartment Investment & Management, Cl A ++             25,200             893
   Arch Capital Group *                                   25,300           1,765
   Assurant                                               61,200           3,576
   Bank of America                                     3,011,010          93,764
   Bank of New York Mellon                             1,092,041          37,797
   BB&T                                                   58,300           1,749
   BlackRock, Cl A (A)                                    50,495          10,970
   Boston Properties ++ (A)                              265,884          27,244
   Brandywine Realty Trust ++ (A)                        242,300           4,216
   Capital One Financial (A)                              25,500           1,126
   CB Richard Ellis Group, Cl A *                        106,300           1,389
   CBL & Associates Properties ++ (A)                    167,400           3,631
   Central Pacific Financial (A)                          48,600             578
   Charles Schwab                                      1,149,048          27,566
   Chubb                                                 191,100           9,175
   Cincinnati Financial                                   38,200           1,132
   CIT Group                                             168,800           1,740
   Citigroup (A)                                       2,385,894          45,308
   CME Group, Cl A                                         6,400           2,146
   Discover Financial Services                           570,262           9,381
   DuPont Fabros Technology ++                            10,700             188
   Endurance Specialty Holdings (A)                       48,800           1,592
   Equity Residential ++                                  33,600           1,418
   Fannie Mae                                             60,400             413
   Federated Investors, Cl B                              52,100           1,742
   First Midwest Bancorp (A)                              33,400             747
   Franklin Resources                                    199,502          20,848
   Freddie Mac                                            23,617             107
   General Growth Properties ++ (A)                      287,000           7,442
   Genworth Financial, Cl A                               90,800           1,457
   Goldman Sachs Group                                   255,103          41,830
   Hartford Financial Services Group                     227,464          14,348
   HCP ++                                                123,900           4,488
   Hospitality Properties Trust ++ (A)                    17,200             390
   Hudson City Bancorp (A)                               452,300           8,339
   Huntington Bancshares (A)                             381,800           2,795
   IntercontinentalExchange *                              1,600             141
   Invesco                                                73,200           1,876
   Janus Capital Group (A)                                66,570           1,795
   JPMorgan Chase (A)                                  2,442,508          94,013
   Lehman Brothers Holdings                               62,600           1,007
   Leucadia National                                     206,100           9,540
   Lexington Realty Trust ++ (A)                          35,800             534
   Lincoln National                                        7,592             385
   Loews                                                 671,017          29,143
   M&T Bank                                               22,600           1,612
   Marsh & McLennan                                       36,400           1,162
   MBIA                                                   43,400             704
   Merrill Lynch                                         422,475          11,977
   MetLife (A)                                           393,993          21,354
   MGIC Investment                                        54,200             456
   Montpelier Re Holdings (A)                            143,600           2,325
   Morgan Stanley                                        548,816          22,408
   NASDAQ Stock Market *                                 399,817          13,070
   National City                                          87,100             439
   Northern Trust (A)                                     96,124           7,727
   NYSE Euronext                                          98,393           3,994

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Parkway Properties ++                                   8,900   $         320
   PartnerRe (A)                                          24,200           1,668
   Platinum Underwriters Holdings (A)                    138,200           4,996
   Plum Creek Timber ++ (A)                              130,180           6,460
   PNC Financial Services Group                            7,200             518
   Principal Financial Group                               9,000             412
   Progressive                                            84,100           1,553
   Prologis ++                                            15,900             685
   Prudential Financial                                  243,900          17,978
   Public Storage ++ (A)                                 118,444          10,460
   Rayonier ++                                           167,738           7,547
   Regions Financial (A)                               1,412,500          13,094
   Simon Property Group ++                                11,481           1,089
   SLM * (A)                                             147,800           2,440
   Sovereign Bancorp                                     433,300           4,186
   State Street                                          130,356           8,821
   Sunstone Hotel Investors ++ (A)                       210,500           2,985
   SunTrust Banks                                         30,000           1,257
   T. Rowe Price Group (A)                                94,044           5,582
   Torchmark                                              15,400             920
   Travelers                                             812,530          35,882
   Tree.com *                                              6,260              48
   Unum Group                                             79,900           2,030
   US Bancorp                                            426,266          13,581
   Vornado Realty Trust ++                                 3,700             368
   Wachovia (A)                                          923,998          14,682
   Washington Federal (A)                                121,700           2,097
   Washington Mutual                                     205,941             834
   Wells Fargo (A)                                     2,002,039          60,602
   XL Capital, Cl A (A)                                   78,700           1,582
   Zions Bancorporation (A)                              228,200           6,125
                                                                   -------------
                                                                         941,757
                                                                   -------------
HEALTH CARE -- 9.9%
   Abbott Laboratories                                   327,716          18,821
   Aetna (A)                                             603,021          26,014
   Alkermes *                                            109,900           1,469
   Allergan                                               66,000           3,687
   American Medical Systems Holdings * (A)                25,300             450
   AmerisourceBergen (A)                                 475,703          19,509
   Amgen *                                               267,016          16,782
   Applied Biosystems                                    244,453           8,920
   Barr Pharmaceuticals *                                  9,400             635
   Baxter International                                  712,096          48,251
   Becton Dickinson                                      211,200          18,455
   Biogen Idec *                                         116,900           5,954
   Boston Scientific * (A)                               111,000           1,394
   Bristol-Myers Squibb                                1,235,647          26,369
   C.R. Bard                                              37,000           3,458
   Cardinal Health                                       444,638          24,446
   Celgene *                                             117,800           8,164
   Cephalon *                                             19,000           1,456
   Cigna                                                 522,560          21,885
   Coventry Health Care *                                 28,800           1,009
   Covidien                                              192,142          10,389
   Cubist Pharmaceuticals * (A)                           87,800           1,934
   Cyberonics * (A)                                       10,900             234
   DaVita *                                               17,900           1,027
   Dionex * (A)                                           22,200           1,447
   Eli Lilly (A)                                         474,472          22,134
   Express Scripts * (A)                                 281,200          20,643

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Forest Laboratories *                                  57,000   $       2,034
   Genentech *                                           238,286          23,531
   Genzyme *                                              95,800           7,501
   Gilead Sciences *                                     633,675          33,381
   HLTH *                                                 69,507             866
   Hospira *                                              61,900           2,498
   Humana *                                              416,776          19,338
   IMS Health                                             21,300             473
   Intuitive Surgical *                                    5,500           1,624
   Johnson & Johnson                                   1,497,590         105,476
   King Pharmaceuticals *                                390,000           4,462
   Laboratory Corp of America Holdings *                  47,600           3,482
   Martek Biosciences * (A)                               17,300             578
   McKesson (A)                                          519,547          30,020
   Medco Health Solutions * (A)                          562,737          26,364
   Medicines *                                            15,300             373
   Medtronic                                             475,549          25,965
   Merck                                               1,312,894          46,831
   Millipore *                                             6,200             465
   Patterson *                                            26,800             872
   PerkinElmer                                            63,900           1,815
   Pfizer                                              3,144,294          60,087
   Quest Diagnostics                                      88,100           4,762
   Schering-Plough                                       290,600           5,638
   St. Jude Medical *                                     45,300           2,076
   Stryker                                               421,857          28,345
   Tenet Healthcare *                                    167,500           1,010
   Thermo Fisher Scientific *                            137,000           8,297
   UnitedHealth Group                                    228,522           6,958
   Varian Medical Systems *                               52,600           3,322
   Warner Chilcott, Cl A *                                43,900             702
   Waters *                                               31,000           2,116
   Watson Pharmaceuticals *                               18,700             567
   WellPoint *                                            66,296           3,500
   Wyeth                                                 286,749          12,410
   Zimmer Holdings *                                       2,500             181
                                                                   -------------
                                                                         792,856
                                                                   -------------
INDUSTRIALS -- 10.1%
   3M                                                    261,844          18,748
   Acuity Brands (A)                                      34,200           1,488
   Allied Waste Industries *                             209,401           2,814
   Boeing                                                864,853          56,701
   Burlington Northern Santa Fe                          103,300          11,094
   C.H. Robinson Worldwide (A)                           248,502          12,949
   Caterpillar (A)                                       270,228          19,113
   Cintas                                                 34,400           1,060
   Cooper Industries, Cl A                                35,500           1,691
   CSX (A)                                               345,175          22,326
   Cummins (A)                                           500,694          32,624
   Danaher                                                54,700           4,462
   Deere                                                 123,900           8,744
   Dover (A)                                              51,500           2,543
   Eaton                                                  20,200           1,478
   Emerson Electric                                      595,530          27,871
   Expeditors International Washington                    93,900           3,389
   FedEx (A)                                             323,625          26,803
   Flowserve                                              87,432          11,552
   Fluor                                                 390,912          31,324
   General Dynamics                                      220,803          20,380
   General Electric                                    5,411,620         152,067

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Goodrich                                               72,100   $       3,695
   Honeywell International                               499,253          25,048
   Hubbell, Cl B (A)                                      25,900           1,127
   Illinois Tool Works                                   155,600           7,719
   Ingersoll-Rand, Cl A (A)                              206,470           7,625
   ITT                                                     4,900             312
   Jacobs Engineering Group * (A)                        260,958          19,264
   KBR                                                   381,117           9,356
   L-3 Communications Holdings, Cl 3                      26,700           2,775
   Lockheed Martin (A)                                   409,780          47,715
   Manitowoc (A)                                          14,050             354
   Norfolk Southern                                      176,100          12,949
   Northrop Grumman                                      259,276          17,851
   Paccar                                                183,069           7,883
   Pall                                                   23,100             938
   Parker Hannifin                                        92,722           5,941
   Precision Castparts                                    50,900           5,256
   Raytheon                                              644,746          38,678
   Rockwell Automation                                    42,400           2,002
   Rockwell Collins                                       10,600             557
   RR Donnelley & Sons                                    14,700             410
   Ryder System (A)                                      112,400           7,252
   Southwest Airlines (A)                                387,818           5,906
   SPX                                                    23,389           2,789
   Terex *                                                90,500           4,551
   Textron                                               125,700           5,166
   Timken                                                 87,675           2,834
   Titan International                                    29,900             800
   Tyco International                                    564,522          24,207
   Union Pacific                                         235,901          19,792
   United Parcel Service, Cl B                           206,850          13,263
   United Technologies                                   446,744          29,302
   Waste Management                                       36,900           1,298
   WESCO International * (A)                              19,600             753
   WW Grainger                                            32,900           2,962
                                                                   -------------
                                                                         809,551
                                                                   -------------
INFORMATION TECHNOLOGY -- 12.0%
   Accenture, Cl A                                       364,846          15,090
   Adobe Systems * (A)                                   270,700          11,594
   Advanced Micro Devices *                              327,000           2,057
   Akamai Technologies *                                  81,100           1,857
   Altera                                                  8,900             201
   Amkor Technology * (A)                                195,700           1,470
   Amphenol, Cl A                                         86,789           4,124
   Analog Devices                                        207,200           5,793
   Apple * (A)                                           258,068          43,750
   Applied Materials                                     123,000           2,204
   Autodesk *                                             14,700             522
   Automatic Data Processing                              22,653           1,005
   Avocent *                                              43,500           1,021
   BMC Software *                                         94,000           3,061
   Broadcom, Cl A * (A)                                  528,800          12,723
   CA                                                    294,534           7,042
   Ciena * (A)                                           169,100           2,939
   Cisco Systems * (A)                                 1,971,531          47,415
   Citrix Systems *                                      110,300           3,339
   Cognizant Technology Solutions, Cl A *                 45,100           1,322
   Computer Sciences *                                    11,600             546
   Compuware *                                            19,200             219
   Convergys *                                            36,200             534

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Corning                                             1,583,529   $      32,526
   Daktronics (A)                                         59,900           1,050
   Dell * (A)                                          1,601,874          34,809
   Earthlink *                                           129,400           1,206
   eBay * (A)                                            234,900           5,856
   Electronic Arts *                                      34,200           1,669
   EMC * (A)                                             706,866          10,801
   Fidelity National Information Services                 13,900             304
   Fiserv *                                               20,600           1,068
   Google, Cl A *                                        122,873          56,926
   Harris                                                 42,400           2,220
   Hewlett-Packard                                     2,321,299         108,916
   IAC * (A)                                             120,750           2,004
   Ingram Micro, Cl A *                                   52,844             999
   Intel                                               2,360,173          53,977
   International Business Machines                       555,776          67,655
   Intuit *                                              132,600           3,987
   Jabil Circuit                                          77,000           1,298
   JDS Uniphase *                                         72,500             737
   Juniper Networks *                                    242,200           6,225
   Kla-Tencor                                              7,000             259
   Lexmark International, Cl A * (A)                      79,000           2,842
   Linear Technology                                      11,300             369
   LSI *                                                 362,600           2,411
   Mastercard, Cl A                                      105,351          25,553
   MEMC Electronic Materials *                            53,000           2,602
   Microchip Technology                                   18,900             605
   Micron Technology *                                   411,500           1,745
   Microsoft                                           5,313,340         145,002
   Molex                                                 252,656           6,094
   Motorola                                            2,101,048          19,792
   National Semiconductor                                276,400           5,923
   NetApp *                                               57,400           1,463
   Novellus Systems *                                     22,100             501
   Nvidia *                                              462,750           5,849
   Oracle *                                            1,126,516          24,705
   Paychex                                                13,700             467
   QLogic *                                              135,700           2,535
   Qualcomm                                              600,900          31,637
   SanDisk *                                              92,200           1,333
   Silicon Laboratories *                                103,400           3,486
   Sun Microsystems * (A)                                663,685           5,973
   Symantec *                                            769,200          17,161
   Tellabs *                                              72,200             376
   Teradata *                                              6,400             157
   Texas Instruments                                   1,283,388          31,456
   Tyco Electronics                                      270,290           8,896
   Valueclick * (A)                                      133,600           1,722
   VeriSign *                                            106,000           3,389
   Visa, Cl A (A)                                        145,300          11,028
   Volterra Semiconductor * (A)                           16,000             252
   Western Union                                         185,885           5,134
   Xerox                                                 679,500           9,465
   Yahoo! *                                              734,710          14,239
                                                                   -------------
                                                                         958,482
                                                                   -------------
MATERIALS -- 3.2%
   Air Products & Chemicals                              121,500          11,160
   AK Steel Holding (A)                                  188,305           9,907
   Alcoa                                                  85,900           2,760
   Allegheny Technologies                                 83,300           4,082

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Ashland (A)                                            45,113   $       1,846
   Ball                                                    9,700             445
   CF Industries Holdings (A)                             75,068          11,440
   Crown Holdings *                                       80,261           2,226
   Dow Chemical                                            2,600              89
   E.I. Du Pont de Nemours                               622,741          27,674
   Eastman Chemical                                        4,900             296
   Ecolab                                                140,700           6,436
   Freeport-McMoRan Copper & Gold, Cl B (A)              241,933          21,609
   Greif, Cl A                                            48,800           3,374
   International Flavors & Fragrances                     48,000           1,930
   International Paper                                    16,800             454
   Intrepid Potash *                                      27,200           1,288
   MeadWestvaco                                           13,100             347
   Monsanto                                              354,796          40,534
   Mosaic                                                 99,100          10,578
   Nalco Holding                                         524,127          11,987
   Newmont Mining (A)                                    584,354          26,355
   Nucor                                                 194,674          10,220
   OM Group *                                             19,600             727
   PPG Industries                                         35,900           2,257
   Praxair                                                56,600           5,085
   Reliance Steel & Aluminum                              11,100             633
   Sealed Air                                             49,900           1,209
   Sigma-Aldrich                                         131,000           7,436
   Terra Industries (A)                                  170,300           8,558
   United States Steel (A)                               166,044          22,095
   Vulcan Materials                                        7,400             554
                                                                   -------------
                                                                         255,591
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.7%
   American Tower, Cl A *                                 70,100           2,897
   AT&T                                                4,457,411         142,593
   US Cellular *                                          84,586           4,424
   Verizon Communications (A)                          1,725,436          60,597
   Windstream (A)                                        870,713          10,814
                                                                   -------------
                                                                         221,325
                                                                   -------------
UTILITIES -- 2.6%
   AES *                                                 379,100           5,785
   Allegheny Energy                                      179,900           8,155
   Alliant Energy                                         43,346           1,515
   Ameren                                                 58,800           2,461
   American Electric Power                               293,800          11,470
   Calpine * (A)                                         577,846          10,401
   Centerpoint Energy                                     87,000           1,382
   Consolidated Edison                                    11,600             474
   Constellation Energy Group                             83,600           5,577
   Dominion Resources (A)                                135,400           5,894
   DPL (A)                                                45,500           1,129
   Duke Energy                                           880,600          15,358
   Dynegy, Cl A *                                         50,200             299
   Edison International                                  513,648          23,586
   Entergy                                                70,100           7,248
   Exelon                                                204,982          15,570
   FirstEnergy                                            43,800           3,182
   FPL Group                                              90,500           5,435
   Integrys Energy Group                                   8,100             423
   NiSource                                              223,000           3,675
   Pepco Holdings                                        118,100           2,994


                                            Shares/Face Amounts     Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                 -------------------    -------------
   PG&E                                                  656,066   $      27,116
   Pinnacle West Capital                                  78,500           2,762
   Portland General Electric                              21,400             548
   PPL                                                   170,600           7,467
   Progress Energy                                        10,500             459
   Public Service Enterprise Group                       236,200           9,630
   Questar                                                71,500           3,710
   Reliant Energy *                                      716,301          12,199
   Sempra Energy                                          33,811           1,958
   Sierra Pacific Resources                               57,300             644
   Southern                                              100,600           3,774
   TECO Energy                                            26,000             464
   Xcel Energy                                           154,200           3,163
                                                                   -------------
                                                                         205,907
                                                                   -------------
Total Common Stock
   (Cost $5,966,934) ($ Thousands)                                     6,202,733
                                                                   -------------
AFFILIATED PARTNERSHIPS -- 23.1%
   SEI LIBOR Plus Portfolio, L.P. +++ **             147,869,484       1,292,380
   SEI Liquidity Fund, L.P.
      2.740%, +++ ** (B)                             554,927,446         551,514
                                                                   -------------
Total Affiliated Partnerships
   (Cost $2,030,986) ($ Thousands)                                     1,843,894
                                                                   -------------
U.S. TREASURY OBLIGATIONS (C) (D) -- 1.5%
   U.S. Treasury Bills
      1.730%, 09/18/08                            $        1,150           1,149
      1.657%, 11/20/08                                   112,280         111,875
      1.920%, 12/04/08                                     3,245           3,231
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $116,246) ($ Thousands)                                         116,255
                                                                   -------------
CASH EQUIVALENTS -- 5.3%
   First Union Cash Management
      Program, 2.140%**                               12,193,770          12,194
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A, 2.700% +++**                       412,560,658         412,560
                                                                   -------------
Total Cash Equivalents
   (Cost $424,754) ($ Thousands)                                         424,754
                                                                   -------------
Total Investments -- 107.5%
   (Cost $8,538,920)($ Thousands) +                                $   8,587,635
                                                                   =============

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

Description
-----------
A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                                           Unrealized
                              Number of                   Appreciation
Type of                       Contracts     Expiration   (Depreciation)
Contract                     Long (Short)      Date       ($ Thousands)
--------                     ------------   ----------   --------------
3 Months Euribor                   (5)       Dec-2008          $      0
90-Day Euro$                       25        Dec-2008                 7
90-Day GBP LIBOR                  (29)       Dec-2008               (14)
Amsterdam Index                     1        Sep-2008                 2
Australian 10-Year Bond           (80)       Sep-2008                29
CAC40 10 Euro                      (5)       Sep-2008                (3)
Canadian 10-Year Bond              63        Dec-2008                28
Dax Index                          (2)       Sep-2008                 7
Euro-Bobl                          17        Sep-2008                 0
Euro-Bund                         (46)       Sep-2008                33
FTSE 100 Index                     (2)       Sep-2008                (8)
Japan 10 Year Bond                 11        Sep-2008               100
Long Gilt 10 Year Bond            (64)       Dec-2008                 3
S&P 500 Composite Index         5,284        Sep-2008           (75,896)
S&P 500 Composite Index           274        Sep-2008            (2,551)
S&P 500 Index E-Mini              (26)       Sep-2008                10
S&P/MIB Index                      (3)       Sep-2008                12
S&P/TSE 60 Index                    2        Sep-2008                11
SPI 200 Index                      (1)       Sep-2008                 4
Topix Index                        (9)       Sep-2008                15
U.S. 10 Year Treasury Note         88        Dec-2008                 8
U.S. 5 Year Treasury Note           7        Dec-2008                 2
U.S. Long Treasury Bond             3        Dec-2008                (2)
                                                               --------
                                                               $(78,203)
                                                               ========

Description
-----------
A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2008, is as follows:

                                            Unrealized
           Currency to    Currency to      Appreciation/
Maturity     Deliver        Receive       (Depreciation)
  Date     (Thousands)    (Thousands)      ($ Thousands)
--------  -------------   -------------   --------------
 9/17/08  AUD     7,800   USD     7,027            $ 323
 9/17/08  CHF     1,375   USD     1,343               90
 9/17/08  EUR     3,500   USD     5,195               46
 9/17/08  GBP     4,438   USD     8,365              281
 9/17/08  JPY   280,000   USD     2,655               73
 9/17/08  USD     7,773   AUD     8,450             (510)
 9/17/08  USD     3,265   CAD     3,400              (57)
 9/17/08  USD     2,034   CHF     2,125              (99)
 9/17/08  USD     8,649   EUR     5,575             (448)
 9/17/08  USD    12,144   GBP     6,375             (530)
 9/17/08  USD     6,081   JPY   662,500               29
 9/17/08  USD     1,665   NOK     8,500              (95)
 9/17/08  USD       762   NZD     1,025              (43)
 9/17/08  USD       585   SEK     3,500              (41)
                                                   -----
                                                   $(981)
                                                   =====

     Percentages are based on a Net Assets of $7,995,293($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $8,538,920($ Thousands), and the unrealized appreciation and depreciation were $583,411 ($ Thousands) and $(534,696) ($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $528,286 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $551,514 ($ Thousands)

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD  -- Australian Dollar
CAD  -- Canadian Dollar
CHF  -- Swiss Franc
Cl   -- Class
EUR  -- Euro
GBP  -- British Pound Sterling
JPY  -- Japanese Yen
L.P. -- Limited Partnership
NOK  -- Norwegian Krone
NZD  -- New Zealand Dollar
SEK  -- Swedish Krona
USD  -- U.S. Dollar

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 98.0%
CONSUMER DISCRETIONARY -- 8.9%
   Abercrombie & Fitch, Cl A                               2,402   $         126
   Advance Auto Parts                                      2,808             121
   Amazon.com * (A)                                        8,489             685
   American Eagle Outfitters (A)                           4,671              70
   AnnTaylor Stores *                                      1,847              45
   Apollo Group, Cl A *                                    3,464             221
   Autoliv                                                 2,118              81
   AutoNation * (A)                                        4,132              47
   Autozone *                                              1,207             166
   Barnes & Noble                                          1,238              31
   Bed Bath & Beyond * (A)                                 7,015             215
   Best Buy (A)                                            9,247             414
   Big Lots * (A)                                          2,800              83
   Black & Decker                                          1,768             112
   BorgWarner                                              3,282             136
   Boyd Gaming (A)                                         1,651              20
   Brinker International                                   2,683              51
   Burger King Holdings                                    2,000              50
   Cablevision Systems, Cl A (A)                           6,142             198
   Career Education *                                      2,459              46
   Carmax * (A)                                            5,860              87
   Carnival (A)                                           11,700             434
   CBS, Cl B                                              16,169             262
   Centex                                                  3,256              53
   Central European Media Enterprises, Cl A *              1,000              78
   Chipotle Mexican Grill, Cl A * (A)                        700              49
   Choice Hotels International                               884              24
   Clear Channel Outdoor Holdings, Cl A *                    700              12
   Coach *                                                 9,267             269
   Comcast, Cl A (A)                                      75,925           1,608
   CTC Media *                                             1,100              21
   Darden Restaurants                                      4,022             118
   DeVry                                                   1,400              72
   Dick's Sporting Goods *                                 2,058              47
   DIRECTV Group *                                        15,558             439
   Discovery Holding, Cl A *                               7,242             147
   DISH Network, Cl A * (A)                                5,762             163
   Dollar Tree *                                           2,653             102
   DR Horton (A)                                           8,768             109
   DreamWorks Animation SKG, Cl A *                        1,934              62
   Eastman Kodak (A)                                       7,967             129
   EW Scripps, Cl A (A)                                      757               6
   Expedia *                                               5,334              94
   Family Dollar Stores (A)                                3,462              86
   Foot Locker                                             4,469              73
   Ford Motor * (A)                                       58,084             259
   Fortune Brands (A)                                      4,120             243
   GameStop, Cl A *                                        4,300             189
   Gannett (A)                                             6,459             115
   Gap                                                    12,259             238
   Garmin (A)                                              3,500             122
   General Motors (A)                                     12,981             130
   Gentex (A)                                              3,932              63
   Genuine Parts                                           4,571             194
   Goodyear Tire & Rubber *                                6,652             130
   Guess?                                                  1,300              48
   H&R Block                                               8,925             228

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Hanesbrands *                                           2,643   $          63
   Harley-Davidson                                         6,603             263
   Harman International Industries                         1,568              53
   Hasbro                                                  3,767             141
   Hearst-Argyle Television, Cl A                            863              17
   Hillenbrand                                             1,724              41
   Home Depot                                             46,015           1,248
   HSN *                                                     932              14
   International Game Technology                           8,543             183
   International Speedway, Cl A                              912              36
   Interpublic Group of * (A)                             12,575             118
   Interval Leisure Group *                                  932              12
   ITT Educational Services *                              1,121             100
   J.C. Penney                                             6,151             240
   Jarden *                                                2,000              51
   John Wiley & Sons, Cl A                                 1,242              59
   Johnson Controls                                       15,745             487
   Jones Apparel Group                                     1,753              35
   KB Home (A)                                             2,080              43
   Kohl's * (A)                                            8,719             429
   Lamar Advertising, Cl A * (A)                           2,140              80
   Las Vegas Sands * (A)                                   2,893             137
   Leggett & Platt (A)                                     4,919             110
   Lennar, Cl A (A)                                        3,530              46
   Liberty Global, Cl A * (A)                              8,371             294
   Liberty Media - Capital, Ser A *                        3,492              57
   Liberty Media - Entertainment, Cl A *                  13,968             388
   Liberty Media - Interactive, Cl A * (A)                16,547             225
   Limited Brands                                          8,857             184
   Liz Claiborne (A)                                       2,661              43
   LKQ *                                                   2,800              52
   Lowe's                                                 38,710             954
   Macy's                                                 11,830             246
   Marriott International, Cl A                            7,950             224
   Mattel                                                  9,542             184
   McDonald's                                             30,680           1,901
   McGraw-Hill                                             8,739             374
   MDC Holdings                                              816              34
   Meredith (A)                                            1,358              39
   MGM Mirage * (A)                                        3,139             110
   Mohawk Industries * (A)                                 1,366              94
   Morningstar *                                             500              33
   New York Times, Cl C (A)                                3,524              46
   Newell Rubbermaid                                       7,365             133
   News, Cl A                                             63,985             906
   Nike, Cl B (A)                                          9,548             579
   Nordstrom (A)                                           4,512             140
   NVR * (A)                                                 124              74
   Office Depot *                                          6,889              48
   OfficeMax                                               1,974              24
   Omnicom Group                                           8,944             379
   O'Reilly Automotive * (A)                               3,240              94
   Orient-Express Hotels, Cl A                             1,000              36
   Panera Bread, Cl A * (A)                                  762              41
   Penn National Gaming *                                  2,089              71
   Penske Auto Group (A)                                   1,200              16
   PetSmart                                                3,173              86
   Phillips-Van Heusen                                     1,400              53
   Polo Ralph Lauren, Cl A                                 1,780             135
   priceline.com *                                           900              84
   Pulte Homes                                             6,018              87

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   RadioShack                                              3,871   $          74
   Regal Entertainment Group, Cl A (A)                     1,988              33
   Ross Stores                                             3,971             160
   Royal Caribbean Cruises                                 3,700             101
   Saks * (A)                                              3,306              38
   Scientific Games, Cl A * (A)                            1,466              44
   Scripps Networks Interactive, Cl A                      2,272              94
   Sears Holdings * (A)                                    1,428             131
   Service International                                   6,794              69
   Sherwin-Williams (A)                                    2,737             160
   Sirius XM Radio * (A)                                  80,402             107
   Snap-On                                                 1,491              85
   Stanley Works                                           2,109             101
   Staples                                                19,264             466
   Starbucks *                                            20,106             313
   Starwood Hotels & Resorts Worldwide                     4,984             181
   Strayer Education                                         300              63
   Target                                                 21,585           1,144
   Thor Industries (A)                                     1,000              23
   Ticketmaster *                                            932              20
   Tiffany (A)                                             3,525             156
   Tim Hortons (A)                                         4,986             157
   Time Warner                                            95,537           1,564
   Time Warner Cable, Cl A * (A)                           3,900             104
   TJX                                                    10,954             397
   Toll Brothers * (A)                                     3,351              83
   TRW Automotive Holdings *                                 993              19
   Urban Outfitters * (A)                                  3,120             111
   VF                                                      2,517             199
   Viacom, Cl B *                                         15,169             447
   Virgin Media                                            7,620              87
   WABCO Holdings                                          1,624              71
   Walt Disney (A)                                        51,584           1,668
   Warner Music Group                                        662               6
   Washington Post, Cl B                                     157              94
   Weight Watchers International                             962              38
   Wendy's International                                   2,013              49
   Whirlpool                                               2,187             179
   Williams-Sonoma                                         2,062              36
   Wyndham Worldwide                                       4,468              86
   Wynn Resorts (A)                                        1,696             162
   Yum! Brands                                            12,748             454
                                                                   -------------
                                                                          31,469
                                                                   -------------
CONSUMER STAPLES -- 10.2%
   Alberto-Culver, Cl B                                    2,187              57
   Altria Group                                           56,368           1,185
   Anheuser-Busch                                         19,179           1,301
   Archer-Daniels-Midland                                 17,879             455
   Avon Products                                          11,806             506
   Bare Escentuals * (A)                                     700               9
   BJ's Wholesale Club *                                   1,872              71
   Brown-Forman, Cl B                                      2,175             157
   Bunge (A)                                               3,300             295
   Campbell Soup                                           6,378             235
   Central European Distribution *                           800              46
   Church & Dwight (A)                                     1,632             102
   Clorox                                                  3,603             213
   Coca-Cola                                              62,920           3,275
   Coca-Cola Enterprises                                   8,515             145
   Colgate-Palmolive                                      13,875           1,055
   ConAgra Foods (A)                                      13,586             289

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Constellation Brands, Cl A * (A)                        5,431   $         115
   Corn Products International                             2,100              94
   Costco Wholesale                                       11,481             770
   CVS                                                    38,152           1,397
   Dean Foods *                                            3,187              80
   Del Monte Foods                                         5,258              45
   Dr Pepper Snapple Group *                               6,800             168
   Energizer Holdings * (A)                                1,541             131
   Estee Lauder, Cl A                                      2,954             147
   General Mills                                           9,096             602
   Hansen Natural * (A)                                    2,000              55
   Herbalife                                               1,800              85
   Hershey (A)                                             4,598             166
   HJ Heinz                                                8,837             445
   Hormel Foods                                            1,939              69
   JM Smucker                                              1,655              90
   Kellogg                                                 7,103             387
   Kimberly-Clark                                         11,618             717
   Kraft Foods, Cl A                                      40,315           1,269
   Kroger                                                 18,173             502
   Lorillard                                               4,450             321
   McCormick                                               2,793             113
   Molson Coors Brewing, Cl B                              3,262             155
   NBTY *                                                  1,300              43
   Pepsi Bottling Group                                    3,682             109
   PepsiAmericas                                           1,494              35
   PepsiCo                                                42,737           2,927
   Philip Morris International                            56,968           3,060
   Procter & Gamble                                       82,477           5,754
   Reynolds American                                       4,610             244
   Rite Aid * (A)                                         19,101              23
   Safeway (A)                                            11,920             314
   Sara Lee                                               19,951             269
   Smithfield Foods * (A)                                  2,775              56
   Supervalu                                               5,489             127
   Sysco                                                  16,548             527
   Tyson Foods, Cl A                                       7,565             110
   UST (A)                                                 3,969             213
   Walgreen                                               26,825             977
   Wal-Mart Stores                                        60,579           3,579
   Whole Foods Market (A)                                  3,952              72
   WM Wrigley Jr.                                          6,500             517
                                                                   -------------
                                                                          36,275
                                                                   -------------
ENERGY -- 13.1%
   Alpha Natural Resources * (A)                           2,100             208
   Anadarko Petroleum                                     12,640             780
   Apache                                                  9,059           1,036
   Arch Coal                                               3,912             212
   Atwood Oceanics *                                       1,200              49
   Baker Hughes                                            8,301             664
   BJ Services                                             7,788             209
   Cabot Oil & Gas                                         2,600             116
   Cameron International *                                 5,944             277
   Chesapeake Energy (A)                                  14,666             710
   Chevron                                                55,902           4,825
   Cimarex Energy                                          2,300             128
   CNX Gas * (A)                                             800              24
   ConocoPhillips                                         41,776           3,447
   Consol Energy                                           4,944             335
   Continental Resources *                                 1,000              50
   Denbury Resources *                                     6,648             165

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Devon Energy                                           12,113   $       1,236
   Diamond Offshore Drilling                               1,909             210
   Dresser-Rand Group *                                    2,134              87
   El Paso                                                19,203             322
   Encore Acquisition *                                    1,200              62
   ENSCO International (A)                                 4,123             279
   EOG Resources                                           6,845             715
   Exterran Holdings *                                     1,600              73
   Exxon Mobil                                           142,912          11,433
   FMC Technologies *                                      3,560             191
   Forest Oil *                                            2,214             126
   Foundation Coal Holdings                                1,300              77
   Frontier Oil                                            3,000              58
   Frontline (A)                                           1,500              91
   Global Industries *                                     2,500              24
   Halliburton                                            23,997           1,054
   Helix Energy Solutions Group * (A)                      2,400              74
   Helmerich & Payne                                       2,950             169
   Hercules Offshore *                                     2,000              44
   Hess                                                    7,812             818
   Holly                                                   1,300              42
   IHS, Cl A *                                             1,000              64
   Key Energy Services *                                   2,600              44
   Marathon Oil                                           19,376             873
   Mariner Energy *                                        2,000              58
   Massey Energy                                           2,361             156
   Murphy Oil                                              5,054             397
   Nabors Industries * (A)                                 7,500             267
   National Oilwell Varco *                               11,380             839
   Newfield Exploration *                                  3,399             154
   Noble                                                   7,300             367
   Noble Energy                                            4,562             327
   Occidental Petroleum                                   21,954           1,742
   Oceaneering International *                             1,500              94
   Oil States International *                              1,100              61
   Overseas Shipholding Group (A)                            727              52
   Patriot Coal *                                          1,334              80
   Patterson-UTI Energy                                    4,432             126
   Peabody Energy                                          7,574             477
   PetroHawk Energy *                                      5,500             190
   Pioneer Natural Resources                               3,244             205
   Plains Exploration & Production *                       3,091             167
   Pride International *                                   4,429             170
   Quicksilver Resources *                                 2,802              68
   Range Resources                                         4,039             187
   Rowan                                                   2,986             110
   SandRidge Energy *                                      2,300              81
   Schlumberger                                           32,100           3,025
   SEACOR Holdings *                                         600              53
   Smith International (A)                                 5,431             379
   Southern Union                                          2,768              72
   Southwestern Energy *                                   9,376             360
   Spectra Energy                                         17,009             450
   St. Mary Land & Exploration                             1,600              68
   Sunoco (A)                                              3,356             149
   Superior Energy Services *                              2,200             103
   Teekay                                                  1,000              36
   Tesoro (A)                                              3,846              71
   Tetra Technologies *                                    2,000              44
   Tidewater                                               1,570              95
   Transocean (A)                                          8,596           1,094

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Unit *                                                  1,127   $          76
   Valero Energy                                          13,936             484
   W&T Offshore                                              900              32
   Walter Industries                                       1,300             122
   Weatherford International * (A)                        18,000             694
   Whiting Petroleum *                                     1,000              96
   Williams                                               15,946             493
   XTO Energy                                             14,888             751
                                                                   -------------
                                                                          46,523
                                                                   -------------
FINANCIALS -- 14.8%
   Affiliated Managers Group *                               933              89
   Aflac                                                  13,156             746
   Alexandria Real Estate Equities ++                        700              75
   Alleghany *                                               134              43
   Allied Capital (A)                                      3,964              58
   Allied World Assurance Holdings                         1,500              58
   Allstate                                               14,525             656
   AMB Property ++                                         2,644             120
   American Capital (A)                                    6,121             133
   American Express                                       27,734           1,100
   American Financial Group                                2,414              69
   American International Group                           62,476           1,344
   American National Insurance                               422              40
   AmeriCredit * (A)                                       3,072              33
   Ameriprise Financial                                    6,300             283
   Annaly Capital Management ++                           14,711             220
   AON                                                     7,950             378
   Apartment Investment & Management, Cl A ++              2,981             106
   Arch Capital Group *                                    1,200              84
   Arthur J Gallagher (A)                                  2,604              69
   Associated Banc (A)                                     3,384              59
   Assurant                                                3,393             198
   Astoria Financial                                       2,314              51
   AvalonBay Communities ++ (A)                            2,089             209
   Axis Capital Holdings                                   3,900             130
   Bancorpsouth                                            2,200              51
   Bank of America                                       122,906           3,827
   Bank of Hawaii                                          1,382              73
   Bank of New York Mellon                                30,809           1,066
   BB&T (A)                                               14,706             441
   BlackRock, Cl A                                           385              84
   BOK Financial                                             475              21
   Boston Properties ++ (A)                                3,284             336
   Brandywine Realty Trust ++                              2,500              44
   BRE Properties ++                                       1,320              64
   Brown & Brown                                           2,824              57
   Camden Property Trust ++ (A)                            1,447              71
   Capital One Financial (A)                              10,425             460
   CapitalSource ++ (A)                                    3,982              50
   Capitol Federal Financial (A)                             527              23
   CB Richard Ellis Group, Cl A *                          5,117              67
   CBL & Associates Properties ++                          1,906              41
   Charles Schwab                                         24,985             599
   Chubb                                                   9,918             476
   Cincinnati Financial                                    3,986             118
   CIT Group (A)                                           9,024              93
   Citigroup (A)                                         146,845           2,789
   City National                                           1,038              51
   CME Group, Cl A                                         1,674             561
   CNA Financial                                             700              20

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Comerica (A)                                            3,953   $         111
   Commerce Bancshares City MO                             2,009              90
   Conseco *                                               5,277              47
   Cullen/Frost Bankers                                    1,668              93
   Developers Diversified Realty ++ (A)                    3,253             109
   Digital Realty Trust ++                                 1,400              64
   Discover Financial Services (A)                        13,089             215
   Douglas Emmett ++                                       3,000              71
   Duke Realty ++ (A)                                      3,709              93
   E*Trade Financial * (A)                                11,438              37
   Eaton Vance                                             2,710              97
   Endurance Specialty Holdings                            1,400              46
   Equity Residential ++                                   7,087             298
   Erie Indemnity, Cl A                                    1,119              52
   Essex Property Trust ++                                   669              79
   Everest Re Group                                        1,600             131
   Fannie Mae (A)                                         28,933             198
   Federal Realty Investment Trust ++ (A)                  1,496             114
   Federated Investors, Cl B                               2,458              82
   Fidelity National Financial, Cl A                       5,904              83
   Fifth Third Bancorp (A)                                14,882             235
   First American                                          2,584              65
   First Citizens BancShares, Cl A                           200              30
   First Horizon National (A)                              3,229              36
   Forest City Enterprises, Cl A                           1,942              56
   Franklin Resources                                      4,203             439
   Freddie Mac (A)                                        17,707              80
   Fulton Financial (A)                                    4,195              45
   General Growth Properties ++ (A)                        6,040             157
   Genworth Financial, Cl A                               11,892             191
   GLG Partners (A)                                        1,900              16
   Goldman Sachs Group                                    10,575           1,735
   Hanover Insurance Group                                 1,293              61
   Hartford Financial Services Group                       8,410             531
   HCC Insurance Holdings                                  2,841              72
   HCP ++ (A)                                              6,674             242
   Health Care REIT ++ (A)                                 2,483             129
   Hospitality Properties Trust ++                         2,466              56
   Host Hotels & Resorts ++ (A)                           14,200             203
   HRPT Properties Trust ++ (A)                            5,102              39
   Hudson City Bancorp (A)                                14,828             272
   Huntington Bancshares (A)                               9,734              71
   IntercontinentalExchange *                              1,900             167
   Invesco                                                 9,800             251
   Investment Technology Group *                           1,200              38
   iStar Financial ++ (A)                                  3,295              18
   Janus Capital Group                                     4,265             115
   Jefferies Group (A)                                     3,214              62
   Jones Lang LaSalle                                        800              40
   JPMorgan Chase                                         93,234           3,589
   Keycorp (A)                                            10,795             130
   Kilroy Realty ++                                          900              45
   Kimco Realty ++ (A)                                     5,844             217
   Lazard, Cl A                                            1,200              51
   Legg Mason                                              3,581             159
   Lehman Brothers Holdings (A)                           18,794             302
   Leucadia National                                       4,620             214
   Liberty Property Trust ++                               2,306              87
   Lincoln National                                        7,288             370
   Loews                                                   8,136             353
   M&T Bank (A)                                            1,983             141

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Macerich ++                                             1,868   $         116
   Mack-Cali Realty ++                                     1,898              77
   Markel *                                                  250              93
   Marsh & McLennan                                       14,165             452
   Marshall & Ilsley (A)                                   7,160             110
   MBIA (A)                                                6,359             103
   Mercury General                                           696              35
   Merrill Lynch                                          41,249           1,169
   MetLife (A)                                            11,938             647
   MF Global *                                             2,800              21
   MGIC Investment (A)                                     4,615              39
   Moody's (A)                                             5,627             229
   Morgan Stanley                                         29,978           1,224
   MSCI, Cl A *                                            1,300              39
   NASDAQ Stock Market *                                   3,700             121
   National City (A)                                      21,176             107
   Nationwide Financial Services                           1,361              70
   Nationwide Health Properties ++ (A)                     2,200              76
   New York Community Bancorp (A)                          9,372             155
   Northern Trust                                          5,905             475
   NYSE Euronext                                           7,000             284
   Old Republic International                              5,890              64
   OneBeacon Insurance Group, Cl A                         1,100              24
   PartnerRe (A)                                           1,400              96
   People's United Financial                               9,534             171
   Philadelphia Consolidated Holding *                     1,648              98
   Plum Creek Timber ++ (A)                                4,921             244
   PNC Financial Services Group                            9,603             691
   Popular (A)                                             7,230              59
   Principal Financial Group (A)                           7,218             331
   Progressive                                            18,780             347
   Prologis ++                                             6,988             300
   Protective Life                                         1,809              66
   Prudential Financial                                   11,763             867
   Public Storage ++                                       3,268             289
   Raymond James Financial                                 2,421              75
   Rayonier ++                                             1,903              86
   Regency Centers ++                                      1,908             118
   Regions Financial (A)                                  18,887             175
   Reinsurance Group of America (A)                          799              38
   RenaissanceRe Holdings                                  1,800              91
   Safeco                                                  2,635             178
   SEI (E)                                                 3,642              86
   Simon Property Group ++ (A)                             5,952             564
   SL Green Realty ++ (A)                                  1,568             135
   SLM * (A)                                              11,914             197
   Sovereign Bancorp                                      11,858             115
   St. Joe (A)                                             2,661              99
   StanCorp Financial Group                                1,442              71
   State Street                                           11,494             778
   Student Loan                                              102              12
   SunTrust Banks                                          9,946             417
   Synovus Financial (A)                                   7,072              65
   T. Rowe Price Group (A)                                 7,180             426
   Taubman Centers ++                                      1,500              73
   TCF Financial (A)                                       3,001              47
   TD Ameritrade Holding *                                 6,145             126
   TFS Financial                                           2,300              28
   Torchmark                                               2,550             152
   Transatlantic Holdings                                    655              39

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Travelers                                              16,644   $         735
   Tree.com *                                                155               1
   UDR ++ (A)                                              3,819              95
   UnionBanCal                                             1,097              81
   Unitrin                                                 1,260              32
   Unum Group (A)                                          9,405             239
   US Bancorp (A)                                         47,243           1,505
   Valley National Bancorp (A)                             3,158              63
   Ventas ++ (A)                                           3,544             161
   Vornado Realty Trust ++ (A)                             3,610             358
   Wachovia (A)                                           58,388             928
   Waddell & Reed Financial, Cl A                          1,900              61
   Washington Federal                                      2,263              39
   Washington Mutual (A)                                  46,027             186
   Webster Financial                                       1,346              29
   Weingarten Realty Investors ++ (A)                      2,067              68
   Wells Fargo (A)                                        89,086           2,696
   Wesco Financial                                            41              15
   White Mountains Insurance Group                           247             117
   Whitney Holding (A)                                     1,557              34
   Wilmington Trust (A)                                    1,692              40
   WR Berkley                                              4,214              99
   XL Capital, Cl A (A)                                    8,900             179
   Zions Bancorporation (A)                                2,802              75
                                                                   -------------
                                                                          52,370
                                                                   -------------
HEALTH CARE -- 12.3%
   Abbott Laboratories                                    41,776           2,399
   Abraxis Bioscience *                                      140              10
   Advanced Medical Optics * (A)                           1,627              35
   Aetna                                                  13,634             588
   Allergan                                                8,196             458
   AmerisourceBergen                                       4,562             187
   Amgen * (A)                                            29,567           1,859
   Amylin Pharmaceuticals * (A)                            3,700              81
   APP Pharmaceuticals *                                     563              13
   Applied Biosystems                                      4,394             160
   Barr Pharmaceuticals *                                  2,882             195
   Baxter International                                   17,275           1,170
   Beckman Coulter                                         1,712             126
   Becton Dickinson                                        6,544             572
   Biogen Idec *                                           7,700             392
   BioMarin Pharmaceutical * (A)                           2,200              66
   Boston Scientific *                                    39,139             492
   Bristol-Myers Squibb                                   54,513           1,163
   Brookdale Senior Living (A)                             1,200              26
   C.R. Bard                                               2,785             260
   Cardinal Health                                         9,729             535
   Celgene *                                              11,792             817
   Cephalon *                                              1,748             134
   Cerner * (A)                                            1,774              82
   Charles River Laboratories International *              1,643             108
   Cigna                                                   7,755             325
   Community Health Systems *                              2,762              95
   Cooper                                                  1,104              41
   Covance *                                               1,736             164
   Coventry Health Care *                                  4,262             149
   Covidien                                               13,200             714
   DaVita *                                                2,708             155
   Dentsply International (A)                              3,998             157
   Edwards Lifesciences *                                  1,507              89

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Eli Lilly                                              26,961   $       1,258
   Endo Pharmaceuticals Holdings *                         3,697              84
   Express Scripts *                                       5,922             435
   Forest Laboratories *                                   8,673             310
   Genentech *                                            12,685           1,253
   Gen-Probe *                                             1,327              79
   Genzyme *                                               7,053             552
   Gilead Sciences *                                      25,150           1,326
   Health Management Associates, Cl A *                    6,222              36
   Health Net *                                            3,002              83
   Henry Schein *                                          2,284             134
   Hill-Rom Holdings (A)                                   1,724              52
   HLTH *                                                  4,456              55
   Hologic * (A)                                           6,300             134
   Hospira *                                               4,081             165
   Humana *                                                4,475             208
   Idexx Laboratories *                                    1,652              93
   Illumina * (A)                                          1,400             121
   ImClone Systems *                                       1,728             111
   IMS Health                                              4,761             106
   Intuitive Surgical *                                    1,000             295
   Inverness Medical Innovations * (A)                     1,600              57
   Invitrogen * (A)                                        2,580             110
   Johnson & Johnson                                      76,109           5,361
   Kinetic Concepts * (A)                                  1,413              50
   King Pharmaceuticals *                                  6,226              71
   Laboratory Corp of America Holdings *                   3,211             235
   LifePoint Hospitals *                                   1,376              46
   Lincare Holdings *                                      2,327              77
   McKesson                                                7,866             454
   Medco Health Solutions *                               14,120             662
   Medtronic                                              29,985           1,636
   Merck                                                  57,540           2,052
   Millipore *                                             1,486             111
   Mylan Laboratories * (A)                                8,219             106
   Omnicare                                                3,131             101
   Patterson * (A)                                         3,583             117
   Pediatrix Medical Group *                               1,400              80
   PerkinElmer                                             3,334              95
   Perrigo                                                 1,700              59
   Pfizer                                                182,555           3,489
   Pharmaceutical Product Development                      2,684             110
   Quest Diagnostics (A)                                   4,244             229
   Resmed *                                                2,355             110
   Schering-Plough (A)                                    44,309             860
   Sepracor *                                              2,861              53
   St. Jude Medical *                                      9,046             415
   Stryker                                                 8,104             545
   Techne *                                                  941              73
   Tenet Healthcare * (A)                                 12,694              77
   Thermo Fisher Scientific *                             11,325             685
   UnitedHealth Group                                     33,529           1,021
   Universal Health Services, Cl B                         1,188              73
   Varian Medical Systems *                                3,330             210
   VCA Antech *                                            2,339              72
   Vertex Pharmaceuticals *                                3,400              91
   Warner Chilcott, Cl A *                                 2,100              34
   Waters *                                                2,772             188
   Watson Pharmaceuticals *                                2,518              76
   WellCare Health Plans *                                 1,100              46
   WellPoint *                                            14,531             767

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Wyeth                                                  36,540   $       1,581
   Zimmer Holdings *                                       6,325             458
                                                                   -------------
                                                                          43,450
                                                                   -------------
INDUSTRIALS -- 11.6%
   3M                                                     19,346           1,385
   Aecom Technology *                                      2,300              74
   AGCO * (A)                                              2,500             154
   Alexander & Baldwin                                     1,082              48
   Alliant Techsystems *                                     836              88
   Allied Waste Industries *                              10,233             138
   Ametek                                                  3,047             148
   AMR *                                                   6,386              66
   Armstrong World Industries                                700              26
   Avery Dennison                                          2,510             121
   Avis Budget Group *                                     2,784              21
   BE Aerospace *                                          2,300              55
   Boeing                                                 20,091           1,317
   Brink's                                                 1,300              91
   Bucyrus International, Cl A                             1,800             126
   Burlington Northern Santa Fe                            7,798             838
   C.H. Robinson Worldwide (A)                             4,586             239
   Carlisle                                                1,666              54
   Caterpillar                                            16,488           1,167
   ChoicePoint *                                           1,797              87
   Cintas                                                  3,657             113
   Continental Airlines, Cl B * (A)                        2,600              42
   Con-way                                                 1,323              65
   Cooper Industries, Cl A                                 5,200             248
   Copa Holdings, Cl A                                       600              23
   Copart *                                                1,813              80
   Corporate Executive Board                                 796              29
   Corrections of America *                                3,300              88
   Covanta Holding *                                       3,200              89
   Crane                                                   1,500              55
   CSX (A)                                                10,832             701
   Cummins                                                 5,612             366
   Danaher                                                 6,951             567
   Deere                                                  11,418             807
   Delta Air Lines * (A)                                   7,200              59
   Donaldson                                               1,972              87
   Dover                                                   5,157             255
   DRS Technologies                                        1,100              88
   Dun & Bradstreet                                        1,656             152
   Eaton                                                   4,426             324
   Emerson Electric                                       21,420           1,003
   Equifax                                                 3,556             126
   Expeditors International Washington                     5,548             200
   Fastenal (A)                                            3,262             170
   FedEx (A)                                               8,344             691
   First Solar * (A)                                       1,200             332
   Flowserve                                               1,500             198
   Fluor                                                   4,808             384
   Foster Wheeler *                                        3,800             189
   FTI Consulting *                                        1,100              81
   Gardner Denver *                                        1,500              68
   GATX                                                    1,300              57
   General Cable *                                         1,300              64
   General Dynamics                                       10,972           1,013
   General Electric                                      269,423           7,571
   Goodrich                                                3,292             169
   Graco (A)                                               1,824              70

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Harsco                                                  2,270   $         119
   Hertz Global Holdings *                                 8,100              77
   Honeywell International                                20,490           1,028
   Hubbell, Cl B                                           1,592              69
   IDEX                                                    2,193              81
   Illinois Tool Works                                    12,380             614
   Ingersoll-Rand, Cl A                                    8,543             315
   Iron Mountain *                                         4,963             143
   ITT                                                     5,002             319
   Jacobs Engineering Group *                              3,302             243
   JB Hunt Transport Services (A)                          2,272              83
   John Bean Technologies *                                  768              10
   Joy Global                                              2,833             201
   Kansas City Southern *                                  2,100             108
   KBR                                                     4,384             108
   Kennametal                                              1,800              63
   Kirby *                                                 1,500              69
   L-3 Communications Holdings, Cl 3 (A)                   3,377             351
   Landstar System (A)                                     1,465              72
   Lennox International                                    1,600              59
   Lincoln Electric Holdings                               1,200              97
   Lockheed Martin                                         8,929           1,040
   Manitowoc (A)                                           3,500              88
   Manpower                                                2,284             110
   Masco (A)                                              10,409             199
   McDermott International *                               6,000             208
   Monster Worldwide * (A)                                 3,418              67
   MSC Industrial Direct, Cl A (A)                         1,120              57
   Norfolk Southern                                        9,933             730
   Northrop Grumman                                        9,478             653
   Northwest Airlines * (A)                                6,600              65
   Oshkosh Truck                                           1,959              30
   Owens Corning *                                         2,700              65
   Paccar                                                  9,970             429
   Pall                                                    3,345             136
   Parker Hannifin                                         4,704             301
   Pentair                                                 2,761             101
   Pitney Bowes                                            6,085             208
   Precision Castparts                                     3,646             376
   Quanta Services * (A)                                   4,500             144
   Raytheon                                               11,168             670
   Republic Services, Cl A                                 4,123             136
   Robert Half International                               4,176             107
   Rockwell Automation                                     3,904             184
   Rockwell Collins                                        4,562             240
   Roper Industries                                        2,500             148
   RR Donnelley & Sons                                     5,677             158
   Ryder System                                            1,506              97
   Shaw Group *                                            2,300             114
   Southwest Airlines (A)                                 20,020             304
   Spirit Aerosystems Holdings, Cl A *                     3,000              68
   SPX                                                     1,411             168
   Steelcase, Cl A                                         2,475              27
   Stericycle *                                            2,226             132
   Sunpower, Cl A * (A)                                    1,100             107
   Teleflex                                                1,140              74
   Terex * (A)                                             2,848             143
   Textron                                                 6,722             276
   Thomas & Betts *                                        1,367              63
   Timken                                                  2,260              73
   Toro (A)                                                1,060              43
   Trinity Industries (A)                                  2,200              79

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Tyco International                                     13,200   $         566
   Union Pacific                                          14,216           1,192
   United Parcel Service, Cl B                            18,241           1,170
   United Rentals *                                        1,723              28
   United Technologies                                    26,066           1,709
   URS *                                                   2,100             101
   USG * (A)                                               2,298              64
   UTi Worldwide                                           2,400              48
   Valmont Industries                                        400              43
   Waste Management                                       12,794             449
   WESCO International * (A)                               1,300              50
   WW Grainger                                             1,881             169
                                                                   -------------
                                                                          41,103
                                                                   -------------
INFORMATION TECHNOLOGY -- 16.1%
   Accenture, Cl A                                        15,800             653
   Activision Blizzard * (A)                               8,478             278
   ADC Telecommunications * (A)                            2,967              30
   Adobe Systems *                                        14,002             600
   Advanced Micro Devices * (A)                           16,134             101
   Affiliated Computer Services, Cl A *                    2,647             141
   Agilent Technologies *                                 10,064             350
   Akamai Technologies * (A)                               4,618             106
   Alliance Data Systems *                                 2,112             136
   Altera                                                  8,073             183
   Amdocs *                                                5,000             151
   Amphenol, Cl A                                          4,892             232
   Analog Devices                                          8,312             232
   Ansys *                                                 1,800              80
   Apple *                                                23,823           4,038
   Applied Materials                                      35,755             641
   Arrow Electronics *                                     3,489             116
   Atmel *                                                12,000              50
   Autodesk *                                              6,337             225
   Automatic Data Processing                              13,892             617
   Avnet *                                                 4,110             121
   AVX                                                     1,424              16
   BMC Software *                                          5,489             179
   Broadcom, Cl A *                                       13,968             336
   Broadridge Financial Solutions                          3,873              77
   Brocade Communications Systems *                        9,800              73
   CA                                                     11,238             269
   Cadence Design Systems *                                6,863              55
   Ciena * (A)                                             2,314              40
   Cisco Systems *                                       159,427           3,835
   Citrix Systems *                                        5,287             160
   Cognizant Technology Solutions, Cl A *                  7,488             220
   CommScope *                                             1,900              93
   Computer Sciences *                                     4,364             205
   Compuware *                                             8,651              99
   Convergys *                                             3,669              54
   Corning                                                42,358             870
   Cree * (A)                                              2,222              52
   Cypress Semiconductor *                                 4,200             136
   Dell *                                                 48,343           1,050
   Diebold                                                 1,829              73
   Dolby Laboratories, Cl A *                              1,243              51
   DST Systems * (A)                                         995              61
   eBay *                                                 29,411             733
   EchoStar, Cl A *                                        1,032              32
   Electronic Arts *                                       8,365             408

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   EMC *                                                  56,864   $         869
   Equinix * (A)                                             700              56
   F5 Networks *                                           2,038              70
   Factset Research Systems                                1,200              75
   Fairchild Semiconductor International,
      Cl A *                                               3,400              43
   Fidelity National Information Services                  5,028             110
   Fiserv *                                                4,569             237
   Flir Systems * (A)                                      3,300             118
   Genpact *                                               1,400              20
   Global Payments                                         2,334             113
   Google, Cl A *                                          6,444           2,986
   Harris                                                  3,489             183
   Hewitt Associates, Cl A *                               2,663             107
   Hewlett-Packard                                        66,801           3,134
   IAC *                                                   2,332              39
   Ingram Micro, Cl A *                                    4,123              78
   Integrated Device Technology *                          5,600              59
   Intel                                                 154,558           3,535
   International Business Machines                        37,098           4,515
   International Rectifier *                               1,755              37
   Intersil, Cl A                                          3,261              76
   Intuit *                                                9,186             276
   Itron * (A)                                               800              83
   Jabil Circuit                                           4,874              82
   JDS Uniphase * (A)                                      5,140              52
   Juniper Networks *                                     13,825             355
   Kla-Tencor                                              4,709             175
   Lam Research * (A)                                      3,291             121
   Lender Processing Services                              2,514              84
   Lexmark International, Cl A * (A)                       2,686              97
   Linear Technology (A)                                   6,157             201
   LSI *                                                  20,148             134
   Marvell Technology Group * (A)                         11,900             168
   Mastercard, Cl A                                        1,900             461
   McAfee *                                                4,473             177
   MEMC Electronic Materials *                             6,038             296
   Metavante Technologies *                                2,120              50
   Mettler Toledo International *                          1,036             109
   Microchip Technology (A)                                4,922             158
   Micron Technology * (A)                                19,416              82
   Microsoft                                             216,900           5,918
   Molex                                                   3,570              86
   Motorola                                               61,534             580
   National Instruments                                    1,436              46
   National Semiconductor                                  6,656             143
   NCR *                                                   5,089             135
   NetApp * (A)                                            9,055             231
   Novell *                                                8,426              54
   Novellus Systems *                                      2,877              65
   Nuance Communications * (A)                             3,800              60
   Nvidia *                                               14,756             187
   ON Semiconductor *                                      9,100              86
   Oracle *                                              105,467           2,313
   Paychex (A)                                             9,207             314
   QLogic * (A)                                            3,680              69
   Qualcomm                                               43,650           2,298
   Rambus *                                                2,500              44
   Red Hat * (A)                                           5,327             112
   SAIC *                                                  4,300              86
   Salesforce.com *                                        2,838             159

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   SanDisk * (A)                                           6,443   $          93
   Seagate Technology                                     12,300             183
   Silicon Laboratories *                                  1,400              47
   Sohu.com * (A)                                            600              45
   Sun Microsystems *                                     21,269             191
   Symantec *                                             22,448             501
   Synopsys *                                              3,882              84
   Tech Data *                                             1,550              53
   Tellabs *                                              11,889              62
   Teradata *                                              4,389             108
   Teradyne *                                              4,963              46
   Texas Instruments                                      35,508             870
   Total System Services                                   5,291             105
   Trimble Navigation *                                    3,114             105
   Tyco Electronics                                       13,300             438
   Unisys *                                                8,532              35
   Varian Semiconductor Equipment
      Associates *                                         2,300              74
   VeriSign * (A)                                          4,885             156
   Visa, Cl A (A)                                         11,900             903
   Vishay Intertechnology * (A)                            4,350              39
   VMware, Cl A * (A)                                        900              36
   WebMD Health, Cl A * (A)                                  300               9
   Western Digital *                                       5,930             162
   Western Union                                          20,028             553
   Xerox                                                  25,351             353
   Xilinx                                                  8,257             215
   Yahoo! *                                               38,181             740
   Zebra Technologies, Cl A *                              1,825              57
                                                                   -------------
                                                                          57,128
                                                                   -------------
MATERIALS -- 4.1%
   Air Products & Chemicals                                5,794             532
   Airgas                                                  2,015             119
   AK Steel Holding                                        3,100             163
   Albemarle                                               2,144              85
   Alcoa                                                  21,802             700
   Allegheny Technologies                                  2,797             137
   Aptargroup                                              1,500              61
   Ashland                                                 1,576              65
   Ball (A)                                                2,875             132
   Bemis                                                   2,774              77
   Cabot                                                   1,673              46
   Carpenter Technology                                    1,400              54
   Celanese, Cl A                                          4,183             161
   Century Aluminum *                                        600              29
   CF Industries Holdings                                  1,500             229
   Chemtura                                                6,854              45
   Cleveland-Cliffs (A)                                    2,600             263
   Commercial Metals                                       3,400              89
   Crown Holdings *                                        4,651             129
   Cytec Industries                                        1,081              55
   Domtar *                                               13,137              75
   Dow Chemical                                           25,670             876
   E.I. Du Pont de Nemours                                23,992           1,066
   Eagle Materials (A)                                     1,300              40
   Eastman Chemical                                        2,142             129
   Ecolab                                                  4,791             219
   FMC                                                     2,060             151
   Freeport-McMoRan Copper & Gold, Cl B (A)               10,312             922
   Greif, Cl A                                               700              48

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Huntsman                                                4,629   $          60
   International Flavors & Fragrances                      2,191              88
   International Paper (A)                                11,755             318
   Intrepid Potash *                                         700              33
   Lubrizol                                                1,734              92
   Martin Marietta Materials (A)                           1,063             120
   MeadWestvaco (A)                                        4,758             126
   Monsanto                                               14,750           1,686
   Mosaic                                                  4,178             446
   Nalco Holding                                           4,117              94
   Newmont Mining (A)                                     11,833             534
   Nucor                                                   8,590             451
   Owens-Illinois *                                        4,091             183
   Packaging of America                                    2,099              54
   Pactiv *                                                3,483              94
   PPG Industries                                          4,423             278
   Praxair                                                 8,625             775
   Reliance Steel & Aluminum                               1,800             103
   Rohm & Haas                                             3,653             274
   RPM International                                       2,969              64
   Schnitzer Steel Industries, Cl A                          400              27
   Scotts Miracle-Gro, Cl A                                1,006              27
   Sealed Air (A)                                          4,268             103
   Sigma-Aldrich                                           3,648             207
   Smurfit-Stone Container * (A)                           6,845              35
   Sonoco Products                                         2,646              91
   Southern Copper                                         6,048             154
   Steel Dynamics (A)                                      4,100             102
   Temple-Inland (A)                                       2,575              43
   Terra Industries                                        2,200             111
   Titanium Metals (A)                                     1,558              22
   United States Steel                                     3,183             424
   Valspar                                                 2,664              63
   Vulcan Materials (A)                                    2,857             214
   Weyerhaeuser                                            5,778             321
                                                                   -------------
                                                                          14,514
                                                                   -------------
TELECOMMUNICATION SERVICES -- 3.0%
   American Tower, Cl A *                                 11,222             464
   AT&T                                                  160,433           5,132
   CenturyTel                                              2,701             104
   Clearwire, Cl A * (A)                                     900               9
   Crown Castle International *                            7,296             273
   Embarq                                                  3,932             185
   Frontier Communications                                 9,155             115
   Leap Wireless International * (A)                       1,400              63
   Level 3 Communications * (A)                           40,400             139
   MetroPCS Communications *                               5,800              98
   NeuStar, Cl A * (A)                                     1,700              41
   NII Holdings *                                          4,720             248
   Qwest Communications
     International (A)                                    43,696             165
   SBA Communications, Cl A * (A)                          2,900             101
   Sprint Nextel                                          73,044             636
   Telephone & Data Systems                                2,902             111
   US Cellular *                                             431              23
   Verizon Communications                                 76,515           2,687
   Windstream                                             13,247             165
                                                                   -------------
                                                                          10,759
                                                                   -------------
UTILITIES -- 3.9%
   AES *                                                  18,124             277

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   AGL Resources                                           1,947   $          64
   Allegheny Energy                                        4,666             212
   Alliant Energy                                          3,176             111
   Ameren (A)                                              5,390             226
   American Electric Power                                10,750             420
   American Water Works                                    1,900              44
   Aqua America (A)                                        3,177              58
   Atmos Energy                                            2,491              69
   Calpine *                                               8,900             160
   Centerpoint Energy                                      8,015             127
   CMS Energy (A)                                          6,142              83
   Consolidated Edison (A)                                 7,316             299
   Constellation Energy Group                              4,858             325
   Dominion Resources                                     15,512             676
   DPL (A)                                                 3,346              83
   DTE Energy                                              4,264             180
   Duke Energy                                            33,719             588
   Dynegy, Cl A *                                         13,718              82
   Edison International                                    8,779             403
   Energen                                                 1,937             108
   Energy East                                             4,167             113
   Entergy                                                 5,298             548
   Equitable Resources                                     3,566             178
   Exelon                                                 17,529           1,331
   FirstEnergy                                             8,381             609
   FPL Group                                              11,073             665
   Great Plains Energy                                     3,871              91
   Hawaiian Electric Industries (A)                        2,146              57
   Integrys Energy Group                                   2,002             105
   MDU Resources Group                                     4,621             153
   Mirant *                                                5,761             170
   National Fuel Gas (A)                                   2,289             108
   NiSource                                                7,621             126
   Northeast Utilities                                     3,907             105
   NRG Energy * (A)                                        6,600             248
   NSTAR                                                   2,928              99
   OGE Energy                                              2,268              76
   Oneok                                                   2,729             119
   Pepco Holdings                                          4,944             125
   PG&E                                                    9,418             389
   Pinnacle West Capital                                   2,592              91
   PPL                                                    10,326             452
   Progress Energy                                         6,961             304
   Public Service Enterprise Group                        13,952             569
   Puget Energy                                            3,661             102
   Questar                                                 4,746             247
   Reliant Energy *                                        9,359             159
   SCANA (A)                                               3,020             118
   Sempra Energy                                           7,123             413
   Sierra Pacific Resources                                5,600              63
   Southern (A)                                           20,603             772
   TECO Energy (A)                                         6,000             107
   UGI                                                     2,950              81
   Vectren                                                 1,991              55
   Wisconsin Energy                                        3,149             147
   Xcel Energy (A)                                        12,381             254
                                                                   -------------
                                                                          13,944
                                                                   -------------
Total Common Stock
   (Cost $269,293) ($ Thousands)                                         347,535
                                                                   -------------


                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                   ------------------   -------------
AFFILIATED PARTNERSHIP -- 13.2%
   SEI Liquidity Fund, L.P.
      2.740%, ++**(D)                                 47,051,689   $      46,762
                                                                   -------------
Total Affiliated Partnership
   (Cost $47,052) ($ Thousands)                                           46,762
                                                                   -------------
U.S. TREASURY OBLIGATION (B) (C)-- 0.1%
   U.S. Treasury Bill
      1.908%, 09/11/08                            $          425             425
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $425) ($ Thousands)                                                 425
                                                                   -------------
CASH EQUIVALENT -- 1.3%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700%+++**               4,543,890           4,544
                                                                   -------------
Total Cash Equivalent
   (Cost $4,544) ($ Thousands)                                             4,544
                                                                   -------------
Total Investments -- 112.6%
   (Cost $321,314)($ Thousands)+                                   $     399,266
                                                                   =============

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                     Number of                       Unrealized
                                     Contracts      Expiration      Depreciation
Type of Contract                   Long (Short)        Date        ($ Thousands)
----------------                   ------------   --------------   -------------
S&P 500 Index E-Mini                    89           Sep-2008      $        (345)
S&P Mid 400 Index E-Mini                 4           Sep-2008                (16)
                                                                   -------------
                                                                   $        (361)
                                                                   =============

     Percentages are based on a Net Assets of $354,509 ($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $321,314 ($ Thousands), and the unrealized appreciation and depreciation were $105,935 ($ Thousands) and ($27,982) ($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $44,948 ($ Thousands).

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $46,762 ($ Thousands).

(E) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

Cl -- Class
L.P. -- Limited Partnership
Ser -- Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 95.9%
CONSUMER DISCRETIONARY -- 12.2%
   1-800-FLOWERS.COM, Cl A *                              52,500   $         322
   Aaron Rents                                            49,800           1,422
   Advance Auto Parts                                     21,400             921
   Aeropostale * (A)                                      44,105           1,538
   AH Belo, Cl A, Cl A (A)                                 4,740              23
   American Axle & Manufacturing Holdings (A)             88,207             429
   American Greetings, Cl A (A)                           81,310           1,307
   American Public Education *                            11,400             510
   Amerigon * (A)                                        133,384             924
   Ameristar Casinos (A)                                  31,400             519
   AnnTaylor Stores *                                     72,712           1,765
   Arctic Cat (A)                                         57,400             593
   ArvinMeritor (A)                                       69,170           1,038
   ATC Technology *                                       42,093           1,019
   Audiovox, Cl A *                                        7,656              75
   Bebe Stores                                           148,383           1,439
   Belo, Cl A                                            187,470           1,374
   Big 5 Sporting Goods                                   53,100             477
   Big Lots * (A)                                         38,298           1,132
   BJ's Restaurants * (A)                                118,334           1,377
   Blockbuster, Cl A *                                    34,949              84
   Blue Nile * (A)                                        32,760           1,364
   Bluegreen *                                            10,699             122
   Blyth                                                  37,900             599
   Bob Evans Farms (A)                                    19,500             547
   Bon-Ton Stores                                          2,155               9
   Brown Shoe                                             53,164             808
   Buckle                                                 10,300             535
   Callaway Golf                                          78,420           1,065
   Capella Education *                                    14,416             717
   Career Education *                                     19,671             369
   Carrols Restaurant Group *                            109,500             624
   Carter's * (A)                                         72,803           1,340
   Casual Male Retail Group * (A)                        514,800           1,967
   Cato, Cl A (A)                                        183,818           3,238
   CBRL Group (A)                                         57,908           1,496
   CEC Entertainment * (A)                                63,066           2,161
   Century Casinos *                                     138,170             350
   Champion Enterprises *                                 32,900             161
   Charlotte Russe Holding *                               7,507              89
   Charming Shoppes * (A)                                258,054           1,393
   Cheesecake Factory * (A)                               68,300           1,050
   Chico's FAS *                                         123,700             710
   Chipotle Mexican Grill, Cl A * (A)                     27,200           1,886
   Christopher & Banks                                    28,900             278
   Cinemark Holdings (A)                                  35,965             528
   Coldwater Creek * (A)                                 102,496             746
   Columbia Sportswear (A)                                31,800           1,284
   Cooper Tire & Rubber (A)                               56,596             541
   Corinthian Colleges * (A)                             101,000           1,340
   Cox Radio, Cl A *                                      10,937             122
   CROCS * (A)                                           292,800           1,215
   Deckers Outdoor * (A)                                  13,472           1,532
   DeVry                                                  12,843             662
   Dick's Sporting Goods * (A)                            48,924           1,120
   Dover Downs Gaming & Entertainment                     41,950             336
   DreamWorks Animation SKG, Cl A *                        6,200             198

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Dress Barn *                                           46,093   $         749
   DSW, Cl A * (A)                                       213,038           3,095
   Dufry South America (United Kingdom)                   71,300           1,087
   Eddie Bauer Holdings * (A)                            249,300           1,556
   Einstein Noah Restaurant Group *                       10,600             125
   Entercom Communications, Cl A (A)                      47,731             292
   Entravision Communications, Cl A *                      3,242              10
   Ethan Allen Interiors (A)                             114,738           3,115
   EW Scripps, Cl A (A)                                   47,166             343
   Finish Line, Cl A                                      74,186             897
   Focus Media Holding ADR * (A)                          59,257           1,939
   Foot Locker                                            41,300             673
   Fossil *                                               34,100           1,020
   Fuel Systems Solutions *                               16,300             845
   Furniture Brands International                          2,700              24
   Gaiam, Cl A * (A)                                      70,300             895
   Genesco *                                              25,456             932
   Genius Products *                                     379,930              66
   Global Sources * (A)                                   28,170             301
   Group 1 Automotive (A)                                 20,700             438
   Gymboree *                                             20,439             802
   Hanesbrands * (A)                                      30,050             716
   Harte-Hanks (A)                                        61,739             762
   hhgregg * (A)                                          81,800             821
   Hibbett Sports * (A)                                   26,249             627
   Hillenbrand                                             5,861             139
   Hovnanian Enterprises, Cl A *                          17,525             125
   Iconix Brand Group *                                   40,835             528
   Interactive Data                                        2,700              81
   International Speedway, Cl A                           22,900             908
   ITT Educational Services *                              1,971             175
   J Crew Group * (A)                                     49,000           1,294
   Jack in the Box *                                      60,900           1,445
   Jackson Hewitt Tax Service (A)                         38,300             658
   Jakks Pacific *                                        28,300             706
   Jarden *                                              105,561           2,710
   Jo-Ann Stores *                                        11,201             280
   Jones Apparel Group                                    59,340           1,178
   Journal Communications, Cl A                          152,400             779
   K12 * (A)                                              77,888           1,834
   Lakeland Industries *                                  85,200           1,090
   Leapfrog Enterprises, Cl A * (A)                      111,579             948
   Lear * (A)                                             30,100             378
   Lee Enterprises                                       136,721             513
   Libbey                                                189,000           1,758
   Life Time Fitness * (A)                                92,458           3,269
   Lifetime Brands                                       165,000           1,599
   Lin TV, Cl A *                                             11              --
   Lincoln Educational Services *                          3,700              56
   Lions Gate Entertainment *                             87,300             878
   LKQ *                                                 132,835           2,488
   Lululemon Athletica * (A)                              31,500             610
   M/I Homes                                               3,700              66
   Maidenform Brands *                                    12,577             190
   Marvel Entertainment * (A)                             66,675           2,258
   Matthews International, Cl A                            8,900             447
   McCormick & Schmick's Seafood Restaurants *            36,500             358
   MDC Partners, Cl A *                                  477,000           3,841
   Media General, Cl A (A)                                46,216             568


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Men's Wearhouse (A)                                    58,036   $       1,271
   Meredith (A)                                           39,600           1,124
   Modine Manufacturing (A)                               79,400           1,256
   Morgans Hotel Group * (A)                              38,610             660
   Morningstar *                                          26,164           1,709
   National CineMedia                                     84,755             948
   National Presto Industries                              1,600             124
   Nautilus (A)                                           23,300             124
   NetFlix * (A)                                         108,603           3,349
   New Frontier Media                                     98,400             381
   New York *                                             61,855             730
   NutriSystem                                            18,919             376
   O'Charleys (A)                                         59,980             600
   Office Depot *                                        192,000           1,352
   OfficeMax                                              28,400             348
   Orbitz Worldwide * (A)                                158,300             977
   Orient-Express Hotels, Cl A (A)                        38,000           1,364
   Pacific Sunwear of California * (A)                    63,499             402
   Panera Bread, Cl A * (A)                               15,775             848
   Peet's Coffee & Tea * (A)                              32,101             842
   Perry Ellis International *                            29,500             503
   PF Chang's China Bistro * (A)                           5,600             145
   Phillips-Van Heusen                                    24,734             941
   Pinnacle Entertainment * (A)                          215,008           2,385
   Playboy Enterprises, Cl B *                             4,325              18
   Polaris Industries (A)                                 48,155           2,172
   priceline.com * (A)                                    13,000           1,209
   Princeton Review *                                     23,200             180
   Quiksilver *                                          309,700           2,388
   Raser Technologies * (A)                               44,700             384
   RC2 * (A)                                              60,871           1,532
   RCN *                                                   7,400             103
   Red Robin Gourmet Burgers * (A)                        17,100             457
   Regis                                                  77,159           2,118
   Rent-A-Center, Cl A * (A)                             172,763           3,916
   Retail Ventures *                                     215,867           1,010
   RHI Entertainment *                                    93,400           1,354
   RRSat Global Communications Network                    70,100             968
   Ruby Tuesday * (A)                                     73,100             511
   Russ Berrie *                                           9,000              68
   Ryland Group (A)                                       19,462             451
   Saks * (A)                                             87,000             992
   Sally Beauty Holdings * (A)                            52,751             450
   Scholastic                                             65,081           1,699
   Scientific Games, Cl A * (A)                           49,251           1,483
   Select Comfort *                                       20,908              50
   Shoe Carnival *                                        34,300             560
   Shutterfly * (A)                                      318,000           2,957
   Sinclair Broadcast Group, Cl A (A)                     84,500             599
   Skechers U.S.A., Cl A *                                13,810             264
   Smith & Wesson Holding *                               71,300             404
   Snap-On                                                20,585           1,174
   Sonic Automotive, Cl A (A)                             68,900             741
   Sotheby's                                              32,593             878
   Stage Stores                                          114,400           1,821
   Stamps.com *                                           35,825             492
   Standard Pacific (A)                                   47,633             152
   Starwood Hotels & Resorts Worldwide                    77,100           2,796
   Steven Madden *                                        33,300             837
   Stewart Enterprises, Cl A                              47,604             446
   Stoneridge * (A)                                       10,100             128

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Strayer Education                                       4,382   $         920
   Talbots (A)                                            19,544             267
   Tecnisa (Brazil)                                      299,700           1,235
   Tempur-Pedic International (A)                        115,442           1,306
   Texas Roadhouse, Cl A *                                68,600             616
   Thor Industries (A)                                    47,100           1,082
   Thunderbird Resorts PIPE * (B) (C) (G)                140,900           1,268
   Thunderbird Resorts PIPE * (B) (C) (G)                  3,000              27
   Tractor Supply *                                       10,252             437
   True Religion Apparel * (A)                           107,755           2,927
   Tupperware Brands                                      86,235           3,080
   Tween Brands *                                         19,826             215
   Under Armour, Cl A *                                   33,300           1,123
   Unifirst                                                  800              34
   Universal Electronics *                                10,613             278
   Valassis Communications * (A)                         161,400           1,519
   Volcom *                                               33,590             599
   Warnaco Group *                                        53,921           2,782
   Warner Music Group (A)                                143,400           1,230
   Westport Innovations *                                 51,600             653
   Wet Seal, Cl A *                                      148,554             700
   Williams-Sonoma (A)                                   151,200           2,675
   WMS Industries * (A)                                   36,184           1,216
   Wonder Auto Technology *                                6,000              51
   World Wrestling Entertainment, Cl A (A)                18,700             304
   Zale *                                                 16,545             452
   Zumiez * (A)                                           39,776             573
                                                                   -------------
                                                                         195,165
                                                                   -------------
CONSUMER STAPLES -- 2.9%
   Alliance One International *                          511,300           2,055
   American Oriental Bioengineering * (A)                 28,700             238
   Asiatic Development (Malaysia)                        828,500           1,367
   Bare Escentuals * (A)                                  55,000             684
   BJ's Wholesale Club * (A)                              20,900             795
   Boston Beer, Cl A * (A)                                24,150           1,087
   Casey's General Stores                                 26,453             767
   Central Garden and Pet, Cl A * (A)                     84,402             448
   Central Garden and Pet *                               47,804             268
   Chattem * (A)                                          14,400           1,010
   Chiquita Brands International *                            74               1
   Constellation Brands, Cl A * (A)                       40,700             859
   Corn Products International                            17,186             770
   Cosan Industria e Comercio (Brazil) *                 117,900           1,858
   Darling International *                               111,241           1,527
   Dean Foods *                                           48,829           1,229
   Del Monte Foods                                       229,823           1,958
   Diamond Foods                                           8,479             213
   Flowers Foods                                          72,640           1,921
   Fresh Del Monte Produce *                              34,542             802
   Green Mountain Coffee Roasters *                       21,800             795
   Hain Celestial Group * (A)                             92,700           2,409
   Hansen Natural *                                       26,180             719
   Herbalife                                              26,561           1,250
   Lancaster Colony (A)                                   14,800             515
   Lance                                                 110,496           2,264
   Longs Drug Stores                                      11,816             847
   Molson Coors Brewing, Cl B                             21,100           1,005
   Nash Finch (A)                                         28,895           1,177
   NBTY *                                                 11,876             395
   Pantry *                                               62,052           1,138
   Parlux Fragrances *                                     1,370              10


SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Pilgrim's Pride (A)                                    43,720   $         561
   Prestige Brands Holdings *                             25,880             246
   Ralcorp Holdings *                                     44,758           2,748
   Revlon, Cl A *                                          2,823               4
   Ruddick                                                83,722           2,665
   Sanderson Farms (A)                                    47,300           1,623
   Spartan Stores (A)                                     58,800           1,337
   SunOpta *                                              11,955              80
   Universal (A)                                          46,274           2,403
   USANA Health Sciences *                                 3,300             125
   WD-40                                                     186               6
   Weis Markets                                           34,000           1,287
   Whole Foods Market (A)                                 67,600           1,238
                                                                   -------------
                                                                          46,704
                                                                   -------------
ENERGY -- 7.7%
   Allis-Chalmers Energy * (A)                            57,500             831
   Alon USA Energy (A)                                    63,900             779
   Alpha Natural Resources * (A)                          15,535           1,540
   American Oil & Gas *                                   77,400             222
   Approach Resources *                                   65,247             913
   Arena Resources *                                     108,363           4,840
   Arlington Tankers (A)                                  77,300           1,425
   Atlas America                                          31,482           1,180
   ATP Oil & Gas * (A)                                    66,972           1,721
   Atwood Oceanics *                                      40,400           1,643
   Basic Energy Services * (A)                            49,513           1,447
   Berry Petroleum, Cl A (A)                              68,784           2,863
   Bill Barrett * (A)                                      5,308             209
   BP Prudhoe Bay Royalty Trust                            1,200             111
   BPZ Energy PIPE *                                      78,500           1,546
   BPZ Resources * (A)                                    43,865             864
   Brigham Exploration *                                  47,500             645
   Bronco Drilling *                                       4,200              67
   Cal Dive International * (A)                          154,837           1,788
   Callon Petroleum *                                      3,800              76
   Cano Petroleum *                                      183,700             582
   CARBO Ceramics                                          5,800             349
   Carrizo Oil & Gas * (A)                                58,419           2,900
   Cimarex Energy (A)                                     24,810           1,378
   Clayton Williams Energy *                               7,853             636
   Complete Production Services * (A)                    105,754           3,125
   Comstock Resources * (A)                               58,372           3,791
   Concho Resources *                                      4,063             133
   Core Laboratories                                       7,930             984
   Dawson Geophysical *                                    1,949             122
   Delek US Holdings                                      14,700             116
   Delta Petroleum * (A)                                  63,100           1,133
   Denbury Resources *                                    13,500             336
   DHT Maritime  *                                        61,800             551
   Dresser-Rand Group *                                   30,500           1,237
   Edge Petroleum *                                       28,752             131
   Encore Acquisition *                                   18,150             936
   Endeavour International *                              76,000             131
   Energy Partners * (A)                                 224,291           2,669
   Energy XXI Bermuda * (A)                              160,855             753
   EXCO Resources *                                      120,637           3,194
   Exterran Holdings *                                    12,257             560
   Geokinetics *                                          24,140             473
   GeoMet *                                               61,500             429
   Global Industries *                                    81,500             788
   GMX Resources *                                        38,798           2,632
   Goodrich Petroleum * (A)                               26,826           1,364

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Gran Tierra Energy *                                   14,234   $          70
   Grey Wolf * (A)                                       301,200           2,623
   Gulfport Energy *                                      20,900             279
   Helmerich & Payne                                      15,855             906
   Hercules Offshore * (A)                               146,200           3,227
   Holly                                                 132,300           4,234
   Hornbeck Offshore Services *                           15,902             701
   IHS, Cl A *                                            14,496             930
   Infinity Bio-Energy *                                 631,219           2,304
   ION Geophysical * (A)                                 203,290           3,278
   James River Coal *                                        300              13
   Kodiak Oil & Gas *                                    280,600             814
   Mahalo Energy *                                       274,500             583
   Mariner Energy *                                       24,852             723
   Matrix Service *                                        1,950              51
   McMoRan Exploration * (A)                              35,055             959
   Meridian Resource *                                    96,441             261
   Mitcham Industries *                                   23,093             353
   NATCO Group, Cl A *                                    15,000             760
   Newfield Exploration *                                  4,905             222
   North American Energy Partners *                       46,878             774
   Oil Sands Quest * (A)                                 167,800             696
   Oil Sands Quest PIPE *                                 74,000             307
   Oil States International *                             12,300             684
   Omni Energy Services *                                 20,080              88
   OPTI (Canada) *                                        74,800           1,359
   Overseas Shipholding Group                              9,900             710
   Parallel Petroleum * (A)                               10,300             136
   Parker Drilling * (A)                                 135,000           1,251
   Patterson-UTI Energy                                    5,000             142
   Penn Virginia                                           4,663             309
   Penn Virginia GP Holdings                               2,800              80
   PetroHawk Energy *                                     85,000           2,942
   Petroleum Development *                                 5,060             308
   Petroquest Energy *                                    95,020           1,757
   Pioneer Drilling *                                     69,363           1,163
   Quicksilver Resources *                                59,900           1,449
   Rentech * (A)                                         516,800           1,220
   Rex Energy *                                           15,501             311
   Rosetta Resources *                                    15,800             367
   RPC (A)                                                78,800           1,437
   SEACOR Holdings * (A)                                  10,200             899
   Smith International (A)                                10,238             714
   Southern Union                                         46,200           1,204
   St. Mary Land & Exploration                            13,668             577
   StealthGas                                            100,600           1,692
   Stone Energy *                                         33,855           1,614
   Superior Energy Services *                             44,191           2,079
   Superior Well Services * (A)                           22,400             738
   Swift Energy * (A)                                    102,013           4,764
   T-3 Energy Services, Cl 3 *                             8,976             501
   Tesoro (A)                                             24,200             449
   Tesco*                                                 21,400             727
   Tetra Technologies *                                   56,700           1,255
   TXCO Resources *                                       21,457             260
   Unit *                                                  9,320             631
   Uranium One (Canada) *                                 95,375             409
   Uranium Resources *                                    43,329             100
   Vaalco Energy *                                        57,252             448
   Venoco *                                               22,600             381
   Walter Industries                                       2,600             244
   Warren Resources *                                     24,000             271


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Whiting Petroleum *                                    20,794   $       2,001
   Willbros Group * (A)                                   69,491           2,878
   World Fuel Services                                    35,745           1,030
                                                                   -------------
                                                                         122,790
                                                                   -------------
FINANCIALS -- 17.9%
   Advance America Cash Advance
      Centers                                            108,528             534
   Advanta, Cl B                                          33,450             255
   Affiliated Managers Group * (A)                        14,700           1,400
   Alexander's ++ *                                          989             380
   Alexandria Real Estate Equities ++ (A)                  6,883             741
   AMB Property ++ (A)                                    57,100           2,592
   AMBAC Financial Group                                   9,900              71
   American Equity Investment Life
      Holding (A)                                         80,905             744
   American Physicians Capital                            12,500             529
   Amerisafe *                                             8,610             159
   Amtrust Financial Services (A)                         82,987           1,167
   Anchor Bancorp Wisconsin                               15,600             120
   Anthracite Capital ++ (A)                             181,218           1,020
   Anworth Mortgage Asset ++ (A)                         541,823           3,544
   Apollo Investments *                                   42,400             750
   Ares Capital                                           57,733             698
   Ashford Hospitality Trust ++                           44,470             202
   Aspen Insurance Holdings                               65,900           1,786
   Assured Guaranty (A)                                   38,800             631
   Astoria Financial                                      44,700             977
   AvalonBay Communities ++ (A)                           33,300           3,330
   Banco Latinoamericano de
      Exportaciones, Cl E                                 38,700             700
   Bancorp Rhode Island                                    6,200             184
   Bancorpsouth (A)                                       53,175           1,224
   Bank Mutual (A)                                        82,475             994
   Bank of the Ozarks                                     13,420             300
   Berkshire Hills Bancorp                                41,800           1,112
   BGC Partners, Cl A (A)                                 67,541             445
   BioMed Realty Trust ++                                 29,600             793
   Boston Properties ++ (A)                               63,600           6,517
   Brasil Brokers Participacoes *                        212,000           1,225
   Calamos Asset Management, Cl A                         23,264             499
   Camden Property Trust ++ (A)                           54,900           2,680
   Canaccord Capital                                      86,200             748
   Capital Lease Funding ++                              152,600           1,259
   CapitalSource ++                                      143,493           1,805
   Capitol Federal Financial (A)                          19,985             874
   Capstead Mortgage ++ (A)                              293,235           3,443
   Cardinal Financial                                     77,040             654
   Cash America International                             39,864           1,650
   Cathay General Bancorp (A)                             38,100             738
   CBL & Associates Properties ++                         24,817             538
   Cedar Shopping Centers ++ (A)                          53,100             696
   Center Financial                                        6,887              93
   Central Pacific Financial (A)                         110,022           1,309
   Chemical Financial (A)                                 45,200           1,303
   Chimera Investment ++ (A)                              20,948             133
   Citizens Republic Bancorp (A)                          36,000             132
   City Holding                                           10,900             456
   CME Group, Cl A                                           734             246
   CNA Surety *                                           40,600             652
   Cohen & Steers                                         21,134             615
   Colonial BancGroup (A)                                 37,522             237

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Columbia Banking System                                 2,400   $          34
   Commerce Bancshares City MO                            14,313             644
   Community Bank System                                  31,605             714
   Community Trust Bancorp                                 9,700             325
   Companhia Brasileira de Desenvolvimento
      Imobiliario Turistico (Brazil) *                     3,800           1,569
   Corporate Office Properties Trust ++ (A)               65,900           2,577
   Cousins Properties ++ (A)                              50,900           1,272
   Crawford, Cl B *                                       10,724             153
   CVB Financial (A)                                      10,500             113
   Danvers Bancorp                                        85,000           1,017
   Darwin Professional Underwriters *                     18,037             571
   Delphi Financial Group, Cl A                           49,300           1,323
   Dime Community Bancshares                              35,493             583
   Dollar Financial * (A)                                 97,900           1,790
   DuPont Fabros Technology ++                            49,074             862
   E*Trade Financial * (A)                                58,213             186
   East West Bancorp (A)                                  79,800             995
   EastGroup Properties ++                                 2,912             129
   Education Realty Trust ++                              64,144             703
   EMC Insurance Group                                     4,271             104
   Employers Holdings                                     66,721           1,160
   Encore Bancshares *                                    30,820             511
   Entertainment Properties Trust ++ (A)                   5,460             296
   Equity Lifestyle Properties ++                          8,784             436
   Equity One ++ (A)                                      31,172             654
   Equity Residential ++ (A)                              79,600           3,359
   ESSA Bancorp                                           38,615             517
   Essex Property Trust ++ (A)                            10,600           1,244
   Evercore Partners, Cl A (A)                            98,000           1,299
   Extra Space Storage ++ (A)                            136,000           2,142
   Ezcorp, Cl A *                                         18,852             294
   FBL Financial Group, Cl A                              32,400             744
   FCStone Group * (A)                                   115,527           2,415
   Federal Realty Investment Trust ++ (A)                 46,800           3,551
   Financial Federal (A)                                  44,800           1,119
   First American                                         64,100           1,620
   First Cash Financial Services *                         3,838              71
   First Commonwealth Financial                           20,604             236
   First Financial Bancorp (A)                           114,225           1,487
   First Financial Bankshares                              4,950             243
   First Horizon National (A)                             39,171             440
   First Industrial Realty Trust ++ (A)                    2,300              54
   First Midwest Bancorp (A)                              44,077             986
   First Niagara Financial Group (A)                     100,100           1,496
   FirstFed Financial * (A)                               15,500             243
   FirstMerit (A)                                        157,692           3,193
   Flagstar Bancorp (A)                                   82,300             365
   Flushing Financial                                     49,454             860
   FNB (Pennsylvania)                                     24,042             282
   Fpic Insurance Group *                                 37,429           1,934
   Frontier Financial                                        725               8
   Fulton Financial (A)                                   21,709             231
   GAMCO Investors, Cl A                                   5,300             251
   General Shopping Brasil (Brazil) *                    296,900           1,536
   GFI Group                                              24,520             284
   Glacier Bancorp (A)                                    18,282             390
   Gladstone Capital                                      14,382             225
   Gluskin Sheff + Associates (Canada)                    69,600           1,263
   Gluskin Sheff + Associates (Canada) *                     200               4
   GMP Capital Trust (Canada)                             60,000             811

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   GMP Capital Trust *                                    22,500   $         304
   Greenhill (A)                                          17,500           1,157
   Grubb & Ellis                                         398,660           1,383
   Hallmark Financial Services *                          20,088             185
   Hancock Holding (A)                                    46,457           2,279
   Hanmi Financial (A)                                    30,000             153
   Hanover Insurance Group                                50,844           2,401
   Harleysville Group                                      8,385             304
   Hatteras Financial ++                                  97,300           2,408
   HCP ++ (A)                                             63,100           2,285
   Health Care REIT ++ (A)                                 7,945             412
   Hercules Technology Growth Capital                     95,406             993
   Heritage Commerce                                       3,100              37
   Hersha Hospitality Trust ++                           335,100           2,426
   Highbury Financial * (A)                              145,700             496
   Highwoods Properties ++                                23,154             840
   Hilb Rogal & Hobbs                                     59,000           2,686
   Home Federal Bancorp                                   44,850             493
   Horace Mann Educators                                  39,466             588
   HRPT Properties Trust ++ (A)                          172,600           1,308
   Independent Bank (A)                                   21,334             590
   Infinity Property & Casualty                           27,364           1,272
   Inland Real Estate ++ (A)                              13,900             209
   Interactive Brokers Group, Cl A *                      24,600             672
   IntercontinentalExchange *                              4,700             414
   International Bancshares                               19,015             491
   Investment Technology Group *                          20,685             662
   Investors Bancorp *                                    37,100             543
   Investors Real Estate Trust ++ (A)                    155,700           1,608
   IPC Holdings (A)                                       49,376           1,564
   Irwin Financial (A)                                    47,500             186
   Jones Lang LaSalle                                     11,605             578
   Kansas City Life Insurance                             15,974             760
   KBW * (A)                                              39,564           1,169
   Knight Capital Group, Cl A *                           68,064           1,173
   LaBranche *                                            27,900             179
   Lexington Realty Trust ++ (A)                          47,800             713
   LTC Properties ++                                      40,294           1,083
   Macerich ++ (A)                                        51,800           3,208
   MainSource Financial Group                             48,700             882
   MarketAxess Holdings *                                150,295           1,510
   Max Capital Group                                      37,200             967
   MCG Capital                                            37,000             129
   Meadowbrook Insurance Group                           273,900           1,835
   Medical Properties Trust ++ (A)                       110,895           1,224
   Meruelo Maddux Properties * (A)                       315,900             433
   MFA Mortgage Investments ++ (A)                       654,958           4,454
   Mid-America Apartment Communities ++                   17,697             888
   Midwest Banc Holdings                                  13,400              75
   Montpelier Re Holdings (A)                             79,300           1,284
   MSCI, Cl A *                                           44,895           1,340
   National Financial Partners                            23,600             476
   National Health Investors ++                            5,881             192
   National Interstate                                     5,780             112
   National Penn Bancshares                               23,932             342
   National Retail Properties ++ (A)                      41,324             938
   Nationwide Health Properties ++                        40,512           1,394
   Navigators Group *                                     35,201           1,845
   NBT Bancorp (A)                                        90,057           2,260
   Nelnet, Cl A                                          220,074           3,459
   New York Community Bancorp                             18,700             308

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   NewAlliance Bancshares (A)                             86,787   $       1,190
   NorthStar Realty Finance ++ (A)                       156,820           1,121
   NYSE Euronext                                           3,600             146
   OceanFirst Financial                                   18,560             335
   Odyssey Re Holdings (A)                                24,100             910
   Old National Bancorp (A)                               80,904           1,410
   Omega Healthcare Investors ++                          26,398             471
   One Liberty Properties ++                              10,600             191
   optionsXpress Holdings                                 59,205           1,366
   Oriental Financial Group                               53,400             923
   Pacific Capital Bancorp                                10,362             152
   PacWest Bancorp (A)                                    45,662           1,036
   PennantPark Investment                                 91,160             728
   Pennsylvania Real Estate Investment
      Trust ++ (A)                                         3,500              69
   Peoples Bancorp                                         7,400             152
   PHH * (A)                                              83,700           1,276
   Pico Holdings *                                        15,358             732
   Piper Jaffray * (A)                                    21,279             809
   Platinum Underwriters Holdings (A)                     97,589           3,527
   PMA Capital, Cl A *                                    21,819             207
   Portfolio Recovery Associates *                         2,721             116
   Post Properties ++                                     97,800           3,076
   Potlatch ++                                             4,578             214
   Presidential Life                                      38,700             697
   ProAssurance *                                         33,106           1,784
   Prologis ++                                            88,500           3,811
   Prosperity Bancshares                                  32,377           1,035
   Provident Bankshares (A)                               83,700             648
   Provident New York Bancorp (A)                         11,900             165
   PS Business Parks ++                                   18,906           1,018
   Public Storage ++ (A)                                  40,224           3,553
   Pzena Investment Management,
      Cl A (A)                                            23,100             207
   Rainier Pacific Financial Group                        11,723              86
   RAIT Financial Trust ++ (A)                            90,068             534
   RAM Holdings * (A)                                     86,300             153
   Rayonier ++                                             8,100             364
   Realty Income ++ (A)                                   43,201           1,109
   RenaissanceRe Holdings                                 10,600             538
   Renasant                                               32,500             615
   Republic Bancorp, Cl A                                 19,100             566
   Resource Capital ++ (A)                                11,100              68
   Riskmetrics Group *                                    55,050           1,223
   RLI (A)                                                23,011           1,287
   S&T Bancorp (A)                                        13,000             436
   Safety Insurance Group (A)                             35,901           1,544
   Sanders Morris Harris Group                            11,900             125
   Santander BanCorp (A)                                  71,065             780
   SCBT Financial (A)                                      5,837             197
   SeaBright Insurance Holdings *                         12,155             148
   Selective Insurance Group (A)                          71,656           1,730
   Sierra Bancorp (A)                                      7,800             123
   Signature Bank NY * (A)                                48,485           1,434
   Simon Property Group ++ (A)                            48,000           4,554
   SL Green Realty ++ (A)                                 47,200           4,059
   South Financial Group (A)                             125,006             850
   Southside Bancshares (A)                                7,770             169
   Southwest Bancorp                                       6,915             116
   StellarOne (A)                                          7,444             125
   Sterling Bancshares (A)                               119,087           1,172

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Sterling Financial                                    103,300   $       1,053
   Stewart Information Services                           71,800           1,343
   Stifel Financial *                                     32,500           1,328
   Strategic Hotels & Resorts ++ (A)                     108,900           1,004
   Student Loan                                            4,200             495
   Sun Communities ++                                     57,000           1,101
   Sunstone Hotel Investors ++                            56,400             800
   Superior Bancorp * (A)                                 13,390              90
   Susquehanna Bancshares (A)                             19,518             312
   SVB Financial Group *                                  20,360           1,141
   SWS Group                                              86,650           1,749
   Taubman Centers ++ (A)                                 41,400           2,010
   TCF Financial (A)                                     193,394           3,046
   TD Ameritrade Holding *                                30,131             616
   Titanium Asset *                                      132,700             746
   Tower Group                                            12,110             254
   TradeStation Group *                                   11,937             120
   Trustco Bank                                           83,067             812
   Trustmark (A)                                          31,408             603
   UCBH Holdings (A)                                     510,269           2,985
   UMB Financial                                          11,900             619
   UnionBanCal                                             6,201             457
   United Bankshares (A)                                  33,198             855
   United Financial Bancorp                               78,558           1,005
   Universal Health Realty Income Trust ++                 3,007             110
   Uranium Participation *                               157,000           1,280
   US Global Investors, Cl A                               6,600              93
   U-Store-It Trust ++                                    59,300             741
   Validus Holdings                                       29,600             706
   Value Creation * (B) (G)                              100,165             794
   Ventas ++ (A)                                          61,500           2,793
   Victory Acquisition *                                  54,695             528
   ViewPoint Financial Group                              23,300             382
   Vornado Realty Trust ++ (A)                            29,900           2,974
   Waddell & Reed Financial, Cl A                         11,662             376
   Washington Federal                                     22,991             396
   Washington Real Estate Investment
      Trust ++ (A)                                        22,730             804
   WesBanco (A)                                           37,500             929
   Westamerica Bancorporation                              7,800             399
   Westfield Financial                                   102,900           1,052
   Whitney Holding (A)                                    54,800           1,186
   Wilshire Bancorp                                       33,100             449
   Wintrust Financial (A)                                 31,522             733
   World Acceptance * (A)                                 77,078           3,008
   WR Berkley                                             22,900             540
   WSFS Financial                                         24,687           1,319
   Zenith National Insurance                              96,609           3,688
   Zions Bancorporation (A)                               20,478             550
                                                                   -------------
                                                                         283,915
                                                                   -------------
HEALTH CARE -- 12.6%
   3SBio ADR *                                            90,700             882
   Abaxis * (A)                                           70,173           1,396
   Abiomed * (A)                                          55,900           1,007
   Accelrys *                                            111,400             571
   Achillion Pharmaceuticals *                            84,345             221
   Acorda Therapeutics *                                  76,338           2,149
   Advanced Medical Optics * (A)                          70,900           1,534
   Affymax * (A)                                          11,800             221
   Affymetrix * (A)                                      208,926           1,793
   Akorn *                                                16,700              81

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Albany Molecular Research *                            36,619   $         638
   Alexion Pharmaceuticals * (A)                          55,952           2,522
   Align Technology *                                     12,839             167
   Alkermes * (A)                                        122,150           1,633
   Allos Therapeutics *                                   24,456             228
   Allscripts Healthcare Solutions *                      16,190             232
   Alnylam Pharmaceuticals * (A)                          26,892             797
   Alpharma, Cl A * (A)                                   11,983             428
   AMAG Pharmaceuticals * (A)                             15,309             592
   Amedisys * (A)                                         21,276           1,132
   America Service Group *                                10,300             112
   American Dental Partners *                             28,900             361
   American Medical Systems Holdings * (A)                37,610             669
   AMERIGROUP *                                           13,098             339
   AMN Healthcare Services *                             123,771           2,352
   Amsurg, Cl A * (A)                                    138,595           3,758
   Analogic                                                7,556             512
   Angiodynamics *                                        24,766             407
   Apria Healthcare Group *                               68,200           1,349
   Arena Pharmaceuticals * (A)                           217,900           1,323
   Ariad Pharmaceuticals *                               434,151           1,350
   Array Biopharma * (A)                                 117,338             959
   Assisted Living Concepts, Cl A *                       14,800             105
   Avant Immunotherapeutics *                              3,300              46
   BioMarin Pharmaceutical * (A)                         117,415           3,539
   Bio-Reference Labs *                                    5,922             168
   Cambrex * (A)                                         208,100           1,355
   Cantel Medical *                                        4,100              39
   Capital Senior Living *                                 9,100              72
   Caraco Pharmaceutical Laboratories *                    5,096              82
   Cardiac Science *                                       8,100              83
   Cardiome Pharma *                                     141,200           1,241
   CardioNet *                                             5,800             177
   Celera *                                               59,700             836
   Cell Genesys * (A)                                    158,800             156
   Centene *                                              52,001           1,174
   Cephalon * (A)                                         11,000             843
   Charles River Laboratories
      International *                                      2,700             177
   Chemed (A)                                             35,895           1,570
   Chindex International *                                 5,124              60
   Columbia Laboratories *                                19,493              71
   Community Health Systems *                             33,700           1,163
   Conmed *                                              128,240           4,098
   Cooper (A)                                             81,819           3,012
   Cougar Biotechnology PIPE * (B) (G)                    20,400             703
   Covance *                                              10,100             953
   Cross Country Healthcare *                            123,256           1,931
   CryoLife *                                             11,389             180
   Cubist Pharmaceuticals * (A)                          264,909           5,835
   CV Therapeutics * (A)                                 336,100           3,862
   Cyberonics * (A)                                       65,120           1,397
   Cynosure, Cl A * (A)                                   38,600             957
   Cypress Bioscience * (A)                              124,256             852
   Datascope                                               2,400             120
   Depomed *                                               1,658               7
   Dionex *                                                5,829             380
   Discovery Laboratories * (A)                           62,700             125
   Durect *                                              269,741           1,430
   Eclipsys *                                             39,912             890
   Edwards Lifesciences *                                 10,940             648

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Emergency Medical Services, Cl A * (A)                 21,800   $         726
   Emergent Biosolutions * (A)                            24,200             335
   Enzo Biochem *                                         22,872             296
   eResearch Technology *                                 66,356             895
   ev3 *                                                  69,011             843
   Exactech *                                              3,700              96
   Exelixis * (A)                                        288,518           1,642
   Genoptix *                                              4,535             159
   Gentiva Health Services *                              34,185             951
   GTx * (A)                                              12,800             227
   Haemonetics *                                          10,508             659
   Halozyme Therapeutics *                                75,600             590
   Hanger Orthopedic Group *                              44,315             750
   Hansen Medical *                                       18,900             239
   Health Management Associates, Cl A *                  128,400             746
   Health Net *                                           54,300           1,501
   HealthExtras *                                         46,817           1,526
   Healthsouth *                                          14,817             267
   Healthspring *                                         65,160           1,294
   Healthways *                                           26,410             503
   Hill-Rom Holdings (A)                                  38,461           1,152
   HMS Holdings *                                          5,518             137
   Hologic *                                              22,950             487
   Human Genome Sciences * (A)                           485,200           3,595
   ICU Medical *                                          55,200           1,676
   I-Flow *                                               78,085             766
   Illumina *                                              5,307             457
   Immucor *                                             113,955           3,669
   IMS Health                                             34,300             762
   Incyte * (A)                                          209,600           2,144
   Indevus Pharmaceuticals *                             443,500             976
   Integra LifeSciences Holdings * (A)                     8,731             423
   InterMune * (A)                                        41,491             787
   Intuitive Surgical *                                      800             236
   Invacare                                               24,735             629
   Invitrogen *                                            2,500             106
   IPC The Hospitalist *                                  53,555           1,368
   Isis Pharmaceuticals * (A)                             54,044             955
   Kendle International *                                 19,082             944
   Kensey Nash *                                           7,100             256
   Kindred Healthcare *                                   77,499           2,397
   KV Pharmaceutical, Cl A * (A)                          17,797             401
   LCA-Vision (A)                                         42,200             238
   LHC Group * (A)                                        59,348           1,729
   Life Sciences Research *                               12,762             452
   LifePoint Hospitals * (A)                              67,728           2,285
   Luminex * (A)                                          18,867             481
   Magellan Health Services *                             45,498           1,982
   MannKind *                                             35,800             116
   Martek Biosciences *                                   37,215           1,243
   Masimo * (A)                                           13,800             552
   Medarex * (A)                                         529,633           3,908
   Medical Staffing Network Holdings *                    76,700             206
   Medicines *                                           101,182           2,465
   Medicis Pharmaceutical, Cl A (A)                      128,472           2,660
   Mentor                                                  9,300             230
   Meridian Bioscience                                    19,700             560
   Merit Medical Systems *                                54,338           1,052
   Metabolix * (A)                                        93,600           1,079
   Micrus Endovascular * (A)                             109,405           1,379
   Molina Healthcare *                                     9,811             309

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Momenta Pharmaceuticals * (A)                          53,965   $         774
   MWI Veterinary Supply *                                25,461           1,003
   Myriad Genetics * (A)                                  37,300           2,544
   National Dentex *                                      19,200             182
   Natus Medical *                                         4,000              98
   Nighthawk Radiology Holdings *                         46,681             398
   NovaMed *                                              67,224             301
   Noven Pharmaceuticals *                                19,100             236
   NPS Pharmaceuticals *                                   7,900              64
   NuVasive * (A)                                         34,569           1,648
   Obagi Medical Products *                                1,100              11
   Odyssey HealthCare *                                  135,900           1,324
   Omnicell *                                             66,659           1,023
   Omrix Biopharmaceuticals * (A)                         34,520             794
   Onyx Pharmaceuticals * (A)                             21,302             871
   Orthofix International *                               30,830             747
   OSI Pharmaceuticals *                                  44,500           2,247
   Owens & Minor (A)                                      26,993           1,245
   Palomar Medical Technologies *                         13,940             202
   Par Pharmaceutical *                                   51,870             739
   Parexel International *                                72,150           2,292
   PDL BioPharma                                          57,581             695
   Pediatrix Medical Group *                              40,585           2,311
   Perrigo (A)                                            56,706           1,984
   Pharmacopeia * (A)                                     70,729             149
   PharmaNet Development Group *                          30,909             807
   PharMerica * (A)                                       76,985           1,822
   Phase Forward *                                        80,929           1,565
   Pozen * (A)                                           194,463           2,240
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                             116,450           1,212
   Providence Service *                                   97,200           1,245
   PSS World Medical * (A)                                30,491             557
   Psychiatric Solutions * (A)                            73,337           2,768
   Qiagen *                                               47,986           1,016
   Questcor Pharmaceuticals *                              2,141              12
   Quidel *                                               52,723           1,031
   Regeneron Pharmaceuticals *                            46,363           1,007
   RehabCare Group *                                       4,954              91
   Res-Care *                                             34,750             669
   Resmed * (A)                                           21,156             990
   Rigel Pharmaceuticals * (A)                           111,396           2,636
   Salix Pharmaceuticals *                                46,266             315
   Savient Pharmaceuticals *                              15,900             361
   Sciele Pharma (A)                                      66,255           1,277
   Sepracor *                                             43,400             799
   Sirona Dental Systems * (A)                            51,950           1,428
   Somanetics *                                           19,886             493
   SonoSite *                                              8,249             279
   Spectranetics *                                        63,652             512
   STERIS                                                 56,172           2,064
   Sun Healthcare Group *                                116,333           2,000
   Symmetry Medical *                                     58,172           1,001
   Theravance * (A)                                       85,905           1,171
   Thoratec *                                             34,670             924
   TomoTherapy *                                          84,955             526
   TranS1 * (A)                                           27,900             229
   United Therapeutics *                                  24,404           2,590
   Valeant Pharmaceuticals International *                38,367             702
   Varian * (A)                                           24,891           1,237
   Viropharma *                                          111,980           1,641

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Vital Signs                                             2,961   $         219
   Vivus * (A)                                            18,900             160
   Volcano *                                               5,945             109
   West Pharmaceutical Services                           12,725             621
   Wright Medical Group *                                 30,164             929
   XenoPort * (A)                                         28,045           1,369
   Zoll Medical *                                          6,200             216
                                                                   -------------
                                                                         200,268
                                                                   -------------
INDUSTRIALS -- 15.3%
   AAON                                                   14,157             302
   ABM Industries                                         41,400           1,088
   Accuride *                                              3,502               5
   Actuant, Cl A (A)                                     102,294           3,227
   Acuity Brands (A)                                      74,709           3,252
   Administaff                                            25,898             710
   Advisory Board *                                        4,013             124
   Aegean Marine Petroleum Network (A)                   110,424           3,431
   AerCap Holdings *                                      84,400           1,171
   AGCO *                                                  4,687             289
   Aircastle (A)                                          28,500             378
   Airtran Holdings *                                     74,500             179
   Alamo Group                                             8,300             174
   Albany International, Cl A                             47,579           1,459
   Allegiant Travel *                                      6,252             194
   Allen-Vanguard *                                      572,000             610
   Altra Holdings *                                       12,800             230
   Amerco *                                                3,212             134
   American Commercial Lines *                             5,146              63
   American Ecology                                        5,081             165
   American Railcar Industries (A)                         5,900              96
   American Woodmark (A)                                  23,568             561
   Ampco-Pittsburgh                                       12,900             560
   AO Smith (A)                                           50,040           2,060
   Apogee Enterprises                                     38,565             772
   Applied Industrial Technologies                        17,800             518
   Applied Signal Technology                              13,300             220
   Arkansas Best (A)                                      67,990           2,354
   Astec Industries * (A)                                 37,700           1,297
   Avis Budget Group *                                    89,504             682
   AZZ *                                                   3,117             135
   Barnes Group                                           66,330           1,600
   BE Aerospace *                                        118,237           2,831
   Beacon Roofing Supply *                                75,928           1,236
   Belden (A)                                             52,991           1,947
   Bowne                                                  36,300             439
   Brady, Cl A (A)                                        41,976           1,541
   Briggs & Stratton                                     112,915           1,694
   Brink's                                                35,800           2,498
   Bucyrus International, Cl A                            29,970           2,093
   C.H. Robinson Worldwide                                 2,900             151
   CAI International *                                    18,400             272
   Canadian Solar * (A)                                   42,100           1,365
   CDI                                                    10,092             253
   Celadon Group *                                        41,800             538
   Ceradyne *                                             17,100             771
   Chart Industries * (A)                                 66,226           3,058
   China Architectural Engineering * (A)                   7,400              61
   China Fire & Security Group * (A)                      23,200             255
   CIRCOR International                                   20,086           1,210
   Clarcor                                                21,385             854
   Clean Harbors *                                         2,006             163

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Columbus McKinnon *                                    68,091   $       1,858
   Comfort Systems USA                                   100,100           1,526
   Consolidated Graphics *                                14,964             582
   Continental Airlines, Cl B * (A)                       30,514             496
   Con-way (A)                                            36,900           1,812
   Copa Holdings, Cl A                                    12,800             489
   Corrections of America *                              105,105           2,796
   CoStar Group * (A)                                     65,939           3,482
   Courier                                                34,030             728
   CRA International * (A)                                64,548           2,575
   Crane                                                  61,280           2,250
   Cubic                                                   3,500              97
   Curtiss-Wright                                         31,271           1,685
   Danaos (A)                                             23,800             502
   Deluxe (A)                                             96,495           1,593
   Diamond Management & Technology
      Consultants, Cl A                                   88,000             526
   Duff & Phelps, Cl A *                                   8,500             175
   Dycom Industries *                                     72,013           1,154
   Dynamic Materials (A)                                  78,944           2,429
   Eagle Bulk Shipping                                     4,000             106
   EMCOR Group *                                         115,099           3,921
   Encore Wire (A)                                         3,800              72
   Energy Conversion Devices * (A)                        16,555           1,244
   Energy Recovery * (A)                                  20,314             183
   EnerNOC *                                              52,200             805
   EnerSys * (A)                                          40,185           1,130
   Ennis                                                  19,421             321
   EnPro Industries * (A)                                 66,088           2,786
   ESCO Technologies *                                    28,004           1,333
   Esterline Technologies *                               19,413           1,097
   Evergreen Solar * (A)                                 217,100           2,047
   Excel Maritime Carriers, Cl A                           3,800             136
   Expeditors International Washington                    44,600           1,610
   Federal Signal                                         84,991           1,362
   Force Protection * (A)                                226,200             900
   Forward Air                                            22,755             803
   FTI Consulting *                                       25,572           1,877
   Fuel Tech * (A)                                        62,800           1,152
   G&K Services, Cl A                                     21,540             743
   Gardner Denver *                                       39,778           1,796
   GATX                                                    9,400             412
   Genco Shipping & Trading (A)                           31,482           1,975
   GenCorp *                                              35,200             275
   General Cable * (A)                                    51,013           2,511
   Genesee & Wyoming, Cl A *                              14,957             643
   Geo Group * (A)                                       163,068           3,609
   GeoEye * (A)                                           61,500           1,522
   Gibraltar Industries                                    5,600             120
   GrafTech International *                              135,130           2,746
   Graham (A)                                              7,069             660
   Granite Construction (A)                               58,800           2,157
   Greenbrier (A)                                         13,300             267
   Griffon * (A)                                          12,200             149
   GT Solar International * (A)                           97,000           1,222
   H&E Equipment Services * (A)                          125,330           1,769
   Hawaiian Holdings *                                    76,800             694
   Healthcare Services Group (A)                          45,493             886
   Heartland Express (A)                                  86,506           1,429
   Heico, Cl A                                            39,807           1,146
   Heidrick & Struggles International                      9,008             273
   Herman Miller                                          23,500             661

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Hexcel * (A)                                           53,800   $       1,118
   Horizon Lines, Cl A                                   110,575           1,435
   Houston Wire & Cable (A)                               15,600             263
   HUB Group, Cl A *                                      37,446           1,496
   Hubbell, Cl B (A)                                      25,300           1,101
   Hudson Highland Group *                                72,600             669
   Huron Consulting Group *                               29,100           1,876
   ICF International *                                   104,600           1,932
   ICT Group *                                             4,000              32
   IDEX                                                   22,046             817
   II-VI *                                                22,549             990
   IKON Office Solutions                                 136,821           2,368
   Innerworkings *                                       141,555           1,679
   Insteel Industries                                     16,260             278
   Interface, Cl A                                        23,252             306
   JA Solar Holdings ADR * (A)                            73,554           1,311
   JB Hunt Transport Services                             36,500           1,330
   Kadant *                                               23,908             561
   Kaman                                                   7,167             216
   Kansas City Southern *                                 65,109           3,349
   Kaydon (A)                                             42,329           2,359
   KBR                                                    41,100           1,009
   Kelly Services, Cl A                                   30,200             584
   Kforce *                                              106,100           1,133
   Kirby *                                                45,082           2,065
   Knight Transportation (A)                              75,816           1,356
   Knoll (A)                                              96,746           1,593
   Korn/Ferry International * (A)                         62,800           1,117
   Ladish * (A)                                           55,226           1,472
   Landstar System                                        14,075             690
   LB Foster, Cl A *                                       6,312             243
   LECG *                                                 90,962             741
   Lennox International                                    9,300             344
   Lindsay Manufacturing                                   4,500             369
   LSI Industries                                         15,730             136
   Lydall *                                               22,060             258
   Marten Transport *                                     11,856             236
   MasTec *                                               25,214             356
   Mcgrath Rentcorp                                        7,879             225
   Mesa Air Group * (A)                                   99,100              45
   Milacron * (A)                                         17,414              22
   Mine Safety Appliances (A)                             29,028           1,055
   Mobile Mini *                                           5,042             108
   Moog, Cl A *                                            6,808             323
   MPS Group * (A)                                       166,200           1,915
   Mueller Industries                                     24,289             681
   NACCO Industries, Cl A                                  5,785             680
   Navigant Consulting *                                  24,023             416
   Navistar International *                                8,000             444
   NCI Building Systems * (A)                             13,700             524
   NN                                                     28,500             468
   Old Dominion Freight Line * (A)                        62,389           2,076
   On Assignment *                                        26,700             252
   Orbital Sciences * (A)                                 71,241           1,884
   Orion Marine Group *                                  117,600           1,528
   Oshkosh Truck                                          41,893             646
   Pacer International                                   126,826           2,673
   Pall                                                   44,900           1,823
   Perini * (A)                                           28,800             769
   Pike Electric *                                        13,984             264
   PRG-Schultz International *                            24,800             292

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Quanex Building Products (A)                           85,374   $       1,406
   Quanta Services * (A)                                  59,750           1,908
   Regal-Beloit                                           30,500           1,432
   Republic Airways Holdings *                            74,300             642
   Resources Connection *                                 68,415           1,654
   Robbins & Myers                                        12,192             547
   Rollins                                                82,200           1,461
   RSC Holdings * (A)                                    198,900           2,021
   Rush Enterprises, Cl A *                               77,541           1,023
   Ryder System (A)                                       46,900           3,026
   Saia *                                                 15,710             303
   School Specialty * (A)                                 66,382           2,025
   Skywest                                                82,698           1,412
   Southwest Airlines                                     65,009             990
   Spherion *                                            130,900             678
   Standard Parking *                                     61,175           1,335
   Standard Register                                      21,194             240
   Steelcase, Cl A                                        74,100             823
   Sun Hydraulics                                          2,800              93
   Sunpower, Cl A *                                        1,638             160
   TAL International Group                                59,800           1,470
   TBS International, Cl A *                              17,100             494
   Tecumseh Products, Cl A *                              50,856           1,342
   Teledyne Technologies *                                43,900           2,736
   Teleflex                                               10,611             685
   Tetra Tech * (A)                                       62,672           1,791
   Textainer Group Holdings                               78,500           1,411
   Thermadyne Holdings *                                     603              14
   Titan International                                    40,835           1,092
   TransDigm Group *                                      42,600           1,600
   Trimas *                                               15,200             117
   Triumph Group (A)                                      14,070             770
   TrueBlue *                                             44,200             733
   Twin Disc                                               6,929             127
   United Rentals * (A)                                   17,222             279
   United Stationers * (A)                                53,276           2,641
   Viad                                                   13,313             416
   Vitran, Cl A *                                         32,200             550
   Volt Information Sciences *                            13,174             185
   Wabash National                                        47,700             415
   Wabtec (A)                                             43,699           2,581
   Waste Connections * (A)                                59,622           2,165
   Waste Services *                                        6,900              58
   Watsco (A)                                             15,421             789
   Watson Wyatt Worldwide, Cl A                           83,985           4,921
   Watts Water Technologies, Cl A (A)                     21,301             606
   Werner Enterprises                                      1,753              40
   WESCO International *                                  36,831           1,416
   Woodward Governor                                      10,600             491
   Xerium Technologies (A)                                26,300             203
   YRC Worldwide * (A)                                    39,003             706
                                                                   -------------
                                                                         242,899
                                                                   -------------
INFORMATION TECHNOLOGY -- 18.7%
   3Com *                                                309,244             656
   Actel *                                                53,100             732
   Actuate *                                             123,000             525
   Acxiom                                                 63,500             918
   Adaptec *                                              59,404             225
   ADC Telecommunications * (A)                           86,412             886
   Adtran                                                 24,100             549
   Advanced Analogic Technologies *                      122,400             559

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Advanced Energy Industries *                          118,526   $       1,912
   Advent Software * (A)                                  18,700             865
   Akamai Technologies *                                  11,592             265
   Alliance Semiconductor                                 83,800              81
   Alvarion *                                            146,300             948
   Amkor Technology *                                    290,890           2,185
   Anaren *                                                1,100              12
   Anixter International *                                 2,217             164
   Ansys *                                                58,751           2,606
   Applied Micro Circuits *                              146,250           1,164
   Ariba * (A)                                            65,635             967
   ARM Holdings ADR (A)                                  178,900           1,095
   Arris Group * (A)                                     609,371           5,764
   Art Technology Group *                                359,934           1,476
   Asyst Technologies *                                  330,500           1,362
   Atheros Communications * (A)                          108,110           3,525
   Atmel * (A)                                           547,775           2,295
   ATMI *                                                103,870           2,533
   Avanex * (A)                                           23,360             146
   Avid Technology *                                       8,914             207
   Avocent *                                              91,228           2,141
   Axcelis Technologies *                                 36,504             173
   Axesstel *                                            326,841             301
   Bankrate * (A)                                         61,033           1,969
   BearingPoint * (A)                                    161,600             184
   Benchmark Electronics * (A)                           129,374           2,133
   Black Box                                              36,834           1,320
   Blackbaud                                               1,799              36
   Blackboard * (A)                                       48,595           1,942
   Blue Coat Systems *                                     7,500             140
   BluePhoenix Solutions *                               109,700             588
   Brightpoint *                                          39,537             340
   Broadridge Financial Solutions                         56,200           1,122
   Brocade Communications Systems * (A)                  260,800           1,935
   Cabot Microelectronics *                                8,898             344
   CACI International, Cl A * (A)                         70,133           3,553
   Checkpoint Systems *                                   23,886             509
   China Digital TV Holding ADR * (A)                     80,600             753
   China Security & Surveillance
      Technology * (A)                                    15,700             280
   Ciber *                                                87,000             681
   Ciena * (A)                                            62,200           1,081
   Cirrus Logic *                                         43,066             267
   CMGI *                                                 18,900             223
   Cognex (A)                                             56,192           1,137
   Coherent * (A)                                         53,248           1,910
   Commvault Systems * (A)                               113,178           1,908
   comScore *                                            100,804           2,056
   Comverse Technology *                                 118,700           1,639
   Concur Technologies * (A)                              29,357           1,290
   Convergys *                                            39,600             584
   CPI International *                                    34,225             489
   Cray *                                                  1,398               8
   Credence Systems *                                    105,728             119
   Cree * (A)                                             23,500             548
   CSG Systems International *                           113,248           2,141
   CTS (A)                                               146,502           1,940
   Cybersource *                                         114,973           1,976
   Cymer * (A)                                            37,900           1,135
   Cypress Semiconductor *                                66,780           2,165
   Daktronics                                             17,970             315

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   DealerTrack Holdings * (A)                            111,810   $       2,061
   Dice Holdings *                                         6,000              53
   Diebold                                                21,139             838
   Digi International *                                   68,300             807
   Digital River *                                        19,112             836
   Diodes * (A)                                           65,863           1,567
   DivX * (A)                                             32,300             297
   Dolby Laboratories, Cl A *                              7,400             301
   Double-Take Software *                                    441               6
   DSP Group *                                           242,059           1,876
   DTS * (A)                                              61,816           1,989
   Earthlink *                                           188,626           1,758
   EF Johnson Technologies * (A)                         134,800             243
   Electro Rent                                            7,771             106
   Electronic Arts *                                      10,167             496
   Electronics for Imaging *                              38,177             633
   Elixir Gaming Technologies *                          377,740             159
   Emulex *                                              141,003           1,892
   Entegris * (A)                                         60,800             375
   Equinix * (A)                                          33,676           2,711
   Euronet Worldwide *                                    93,607           1,759
   Factset Research Systems (A)                           18,405           1,154
   Fair Isaac (A)                                         57,772           1,335
   Fairchild Semiconductor International,
      Cl A *                                              70,302             882
   Flir Systems *                                         39,350           1,405
   Forrester Research * (A)                               21,800             754
   Foundry Networks *                                     21,300             392
   Gartner *                                               2,700              71
   GSI Commerce * (A)                                    100,708           1,619
   Harmonic *                                             14,301             126
   Harris Stratex Networks, Cl A *                       231,863           2,170
   Heartland Payment Systems (A)                          32,555             734
   Hittite Microwave *                                     6,957             246
   Hughes Communications *                                 9,400             415
   Hutchinson Technology * (A)                            51,600             748
   Hypercom *                                             19,710              90
   iGate *                                                12,400             140
   Ikanos Communications * (A)                           112,100             291
   Imation (A)                                           159,446           3,387
   Immersion * (A)                                       127,400             847
   Informatica *                                          72,615           1,225
   Information Services Group *                          119,035             587
   Integral Systems                                       31,500           1,417
   Integrated Device Technology *                         67,798             718
   InterDigital *                                          1,214              32
   Intermec *                                              9,351             188
   Internap Network Services *                            26,500              82
   Internet Capital Group *                                3,702              31
   Intevac *                                              52,700             536
   IPG Photonics *                                        52,210           1,064
   Itron *                                                 1,002             104
   IXYS *                                                  1,702              22
   Jack Henry & Associates (A)                            26,788             537
   JDA Software Group *                                  145,787           2,658
   JDS Uniphase * (A)                                     85,300             867
   Jupitermedia *                                        140,500             164
   Kemet * (A)                                           114,100             185
   Kenexa *                                               35,700             826
   Keynote Systems *                                      64,200             900
   Knot * (A)                                            334,117           3,044
   Lattice Semiconductor *                                12,995              30

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Lawson Software * (A)                                 336,208   $       2,720
   LeCroy * (A)                                           71,700             597
   Linear Technology                                      14,100             460
   Lionbridge Technologies *                              79,712             254
   Littelfuse *                                           32,775           1,163
   Longtop Financial Technologies ADR * (A)               19,800             362
   LTX-Credence * (A)                                    215,027             385
   Macrovision Solutions *                                38,116             592
   Manhattan Associates *                                 57,300           1,404
   Mantech International, Cl A *                          19,467           1,146
   Marchex, Cl A (A)                                     155,300           1,750
   MAXIMUS (A)                                            46,500           1,721
   Maxwell Technologies * (A)                             16,100             199
   Mentor Graphics * (A)                                  67,108             819
   Mercury Computer Systems *                             83,800             775
   Merrimac Industries *                                  14,900              80
   Methode Electronics                                   110,800           1,218
   Micrel (A)                                             71,900             662
   Micros Systems *                                       46,895           1,445
   Microsemi * (A)                                       145,907           4,013
   MicroStrategy, Cl A *                                  23,900           1,533
   MIPS Technologies, Cl A * (A)                         316,400           1,259
   MKS Instruments *                                      61,759           1,392
   Monolithic Power Systems *                             64,713           1,577
   Move *                                                125,439             339
   MTS Systems                                            12,999             539
   Multi-Fineline Electronix * (A)                        36,172             617
   Ness Technologies *                                    70,700             881
   Net 1 UEPS Technologies *                              74,321           1,993
   Netgear *                                              88,500           1,491
   Netlogic Microsystems * (A)                            58,940           2,047
   Netscout Systems *                                      1,059              16
   NIC                                                       900               6
   Novatel Wireless * (A)                                242,900           1,513
   Nuance Communications * (A)                            93,923           1,484
   NVE * (A)                                               1,900              59
   O2Micro International ADR *                             4,400              23
   Omniture * (A)                                        120,400           2,146
   Omnivision Technologies * (A)                          58,300             681
   ON Semiconductor * (A)                                183,300           1,736
   Open Text * (A)                                        43,855           1,538
   Orbotech *                                            122,500           1,323
   Orckit Communications *                                54,300             355
   OSI Systems *                                          50,900           1,181
   Palm (A)                                              239,000           2,034
   Parametric Technology * (A)                           154,824           3,109
   Park Electrochemical (A)                               62,045           1,739
   Parkervision * (A)                                    142,300           1,537
   Perfect World ADR * (A)                                58,435           1,467
   Perot Systems, Cl A *                                  84,517           1,504
   Phoenix Technologies *                                  7,400              82
   Photon Dynamics *                                      14,600             222
   Photronics *                                           54,900             180
   Pixelworks *                                           23,302              38
   Plantronics                                            28,652             739
   PLATO Learning *                                       64,700             120
   Plexus *                                               22,808             639
   PLX Technology * (A)                                  141,248             804
   PMC - Sierra * (A)                                    166,700           1,500
   Polycom * (A)                                         225,200           6,314

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Power Integrations *                                   44,882   $       1,321
   Powerwave Technologies * (A)                          122,085             617
   Presstek * (A)                                         79,578             427
   QLogic * (A)                                           82,370           1,539
   Quality Systems (A)                                    20,746             888
   Quantum *                                             472,300             836
   Quest Software *                                       15,023             222
   Rackable Systems *                                     90,746             940
   Radisys * (A)                                          40,600             449
   RADWARE *                                             112,600           1,098
   RealNetworks *                                         23,300             154
   Red Hat * (A)                                         159,400           3,347
   RF Micro Devices * (A)                                394,900           1,532
   Richardson Electronics                                 32,334             217
   RightNow Technologies *                                13,241             198
   Riverbed Technology *                                 232,700           3,958
   Rogers *                                                6,836             274
   Rudolph Technologies *                                298,800           2,522
   S1 *                                                   60,500             462
   Sapient *                                              76,300             707
   SAVVIS *                                               67,600           1,073
   Scansource *                                           11,380             342
   Seachange International * (A)                         229,300           1,967
   Secure Computing *                                     29,456             126
   Semtech *                                              47,600             704
   SI International *                                     49,600           1,549
   Sigma Designs *                                         5,500              94
   Silicon Image *                                       121,280             840
   Sina *                                                 35,847           1,529
   SkillSoft ADR *                                        78,595             856
   Skyworks Solutions * (A)                              546,555           5,303
   Sohu.com * (A)                                          6,887             519
   Sonic Solutions *                                      17,740              82
   SonicWALL *                                            11,900              78
   SPSS * (A)                                             26,329             831
   SRA International, Cl A *                              54,327           1,276
   Standard Microsystems *                                56,671           1,656
   Starent Networks *                                     82,700           1,139
   Stratasys * (A)                                        48,555             809
   Switch & Data *                                        53,700             778
   Sybase * (A)                                          169,941           5,848
   Symyx Technologies *                                   12,075             133
   Synaptics *                                             8,400             440
   Synchronoss Technologies * (A)                         40,100             508
   SYNNEX * (A)                                           34,300             789
   Synopsys *                                             25,266             544
   Syntel                                                 27,000             893
   Taleo, Cl A *                                          35,589             862
   Technitrol                                             91,320           1,444
   TechTarget *                                           42,251             304
   Techwell *                                             17,200             191
   Tekelec * (A)                                         175,366           2,878
   TeleCommunication Systems, Cl A *                      49,958             420
   Terremark Worldwide *                                 175,308           1,267
   Tessera Technologies *                                 63,224           1,471
   THQ *                                                  70,884           1,086
   TIBCO Software * (A)                                  206,900           1,695
   TNS *                                                  76,866           1,760
   Trimble Navigation *                                   22,450             760

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   TriQuint Semiconductor * (A)                          313,429   $       1,971
   TTM Technologies * (A)                                183,510           2,197
   Tyler Technologies *                                   49,500             802
   Ultimate Software Group *                              31,700             889
   Ultra Clean Holdings *                                 61,600             448
   Ultratech * (A)                                       145,010           2,153
   Unisys *                                               35,728             146
   United Online                                         171,560           1,807
   Universal Display * (A)                                83,700           1,187
   Utstarcom * (A)                                       137,700             449
   Valueclick * (A)                                       22,400             289
   Varian Semiconductor Equipment
      Associates *                                        29,300             946
   Vasco Data Security International * (A)                60,074             830
   Veeco Instruments * (A)                                63,855           1,073
   Verigy *                                               90,177           1,666
   Verint Systems *                                       68,600           1,522
   Virtusa *                                              37,491             274
   VistaPrint * (A)                                      146,504           4,869
   Volterra Semiconductor * (A)                           45,510             715
   Wavecom ADR *                                          42,637             310
   WidePoint *                                           204,402             149
   Wind River Systems *                                  167,700           1,853
   Xyratex *                                             122,085           1,757
   Zoran *                                               178,662           1,590
   Zygo *                                                102,248           1,072
                                                                   -------------
                                                                         297,821
                                                                   -------------
MATERIALS -- 4.4%
   A. Schulman                                            28,200             683
   ADA-ES *                                               28,000             227
   AM Castle                                              41,790             839
   AMCOL International (A)                                48,500           1,769
   Arch Chemicals                                         16,273             597
   Bemis (A)                                              29,932             836
   Buckeye Technologies *                                 84,400             777
   Cabot                                                  26,364             729
   Calgon Carbon *                                         1,206              26
   Carpenter Technology                                   41,200           1,599
   CF Industries Holdings                                  7,368           1,123
   Chemtura                                              132,700             874
   Compass Minerals International                          4,564             316
   Constar International * (A)                            52,398              92
   Crown Holdings *                                       41,700           1,157
   Cytec Industries                                       33,100           1,681
   Ferro                                                  94,485           2,082
   Flotek Industries *                                     4,160              70
   FMC                                                     6,213             457
   Frontera Copper (Canada) *                            373,000             739
   Glatfelter                                             17,800             261
   Greif, Cl A                                            26,155           1,808
   Grupo Simec ADR * (A)                                  97,500           1,297
   H.B. Fuller (A)                                        94,974           2,477
   Haynes International *                                  2,200             129
   Hercules                                               23,634             509
   Horsehead Holding *                                   205,500           1,710
   Innophos Holdings                                      30,215           1,133
   Innospec                                               11,750             184
   Intrepid Potash *                                      36,000           1,705
   KapStone Paper and Packaging * (A)                     28,200             211
   Katanga Mining (Canada) *                             147,500           1,600
   Koppers Holdings                                       40,944           1,876

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   LSB Industries *                                        1,800   $          43
   Mercer International * (A)                             73,800             451
   Minerals Technologies                                   7,400             486
   Myers Industries                                       72,113             949
   Neenah Paper                                           45,310             880
   NewMarket                                              18,875           1,282
   Olin (A)                                              115,533           3,110
   Olympic Steel                                          18,898             900
   OM Group *                                             72,000           2,672
   Omnova Solutions *                                     86,400             250
   Pactiv *                                               44,299           1,190
   PolyOne *                                              39,627             325
   Quaker Chemical                                        46,500           1,376
   Rock-Tenn, Cl A                                        60,809           2,230
   Rockwood Holdings *                                     8,248             312
   Royal Gold                                              6,000             208
   RTI International Metals *                             30,300           1,024
   Schnitzer Steel Industries, Cl A                       13,300             910
   Schweitzer-Mauduit International                       51,800             983
   Scotts Miracle-Gro, Cl A                               18,826             503
   Sensient Technologies                                  70,400           2,056
   ShengdaTech * (A)                                      56,900             541
   Sherritt International                                 97,000             874
   Silgan Holdings                                       131,483           6,881
   Solutia *                                              51,400             864
   Spartech                                               47,400             499
   Temple-Inland                                          61,500           1,028
   Terra Industries                                          800              40
   Texas Industries (A)                                   19,733           1,039
   Universal Stainless & Alloy *                          40,700           1,471
   US Concrete *                                          28,653             120
   Wausau Paper                                           15,382             132
   Western Goldfields *                                  798,500           1,341
   Worthington Industries (A)                             35,200             620
   Zep                                                    12,800             251
                                                                   -------------
                                                                          69,414
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.7%
   Alaska Communications Systems Group                    41,745             439
   Atlantic Telegraph-Network                             33,600           1,125
   Cbeyond * (A)                                          75,682           1,281
   Centennial Communications * (A)                       241,881           1,843
   Cincinnati Bell * (A)                                 282,539           1,102
   Clearwire, Cl A * (A)                                 141,800           1,397
   Consolidated Communications Holdings                   16,886             255
   Fairpoint Communications (A)                          199,900           1,769
   Globalstar * (A)                                      494,300           1,532
   Iowa Telecommunications Services                       37,354             687
   NeuStar, Cl A *                                        77,283           1,856
   NTELOS Holdings                                        74,693           2,222
   Premiere Global Services *                             60,800             919
   SBA Communications, Cl A * (A)                        145,243           5,073
   Sierra Wireless *                                      77,000             979
   Syniverse Holdings * (A)                              170,128           2,822
   Time Warner Telecom inc, Cl A *                        68,585           1,052
   USA Mobility                                           20,900             236
                                                                   -------------
                                                                          26,589
                                                                   -------------

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                   ------------------   -------------
UTILITIES -- 2.5%
   AGL Resources                                          40,402   $       1,336
   Allete (A)                                             70,409           2,973
   Atmos Energy                                           32,072             883
   Avista (A)                                             33,900             756
   Black Hills                                            44,800           1,515
   Cascal                                                 41,600             438
   Centerpoint Energy                                     72,100           1,145
   Cia de Saneamento de Minas Gerais-
      COPASA (Brazil)                                     98,700           1,474
   Cleco                                                  77,188           1,946
   CMS Energy (A)                                         65,500             889
   El Paso Electric *                                     82,600           1,759
   Empire District Electric (A)                           42,616             899
   Energen                                                11,200             625
   Great Plains Energy                                    16,700             392
   Idacorp (A)                                            30,230             901
   ITC Holdings                                           37,232           2,085
   National Fuel Gas                                      15,000             710
   New Jersey Resources                                   39,182           1,417
   Northwest Natural Gas                                  21,629           1,054
   NorthWestern                                           31,884             839
   Ormat Technologies (A)                                 24,571           1,232
   PNM Resources (A)                                      94,138           1,110
   PNOC Energy Development
      (Philippines)                                   10,290,500           1,020
   Portland General Electric                             128,426           3,290
   SJW                                                     3,200              89
   South Jersey Industries                                17,900             638
   Southwest Gas                                          32,109             975
   Synthesis Energy Systems *                             19,200             129
   UGI                                                    29,800             820
   UIL Holdings                                           33,100           1,079
   Unisource Energy                                       16,158             519
   Vectren                                                59,776           1,657
   Westar Energy                                          50,581           1,146
   WGL Holdings                                           30,211             973
   Wisconsin Energy                                        6,272             293
                                                                   -------------
                                                                          39,006
                                                                   -------------

Total Common Stock
   (Cost $1,531,208) ($ Thousands)                                     1,524,571
                                                                   -------------
EXCHANGE TRADED FUNDS -- 0.2%
   iShares Russell 2000 Index Fund (A)                    13,986           1,031
   Midcap SPDR Trust Series 1                              6,427             952
   Powershares                                            26,355           1,216
                                                                   -------------
Total Exchange Traded Funds
   (Cost $3,104) ($ Thousands)                                             3,199
                                                                   -------------
CONVERTIBLE BONDS -- 0.1%
ENERGY -- 0.1%
   Nova Biosource Fuels
      10.000%, 09/30/12 (C)                       $        1,698             758
   Scorpio Mining
      7.000%, 05/05/11 (B) (G)                               425             368
                                                                   -------------
Total Convertible Bonds
   (Cost $2,115) ($ Thousands)                                             1,126
                                                                   -------------

                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                   ------------------   -------------

PREFERRED STOCK -- 0.0%
FINANCIALS -- 0.0%
   East West Bancorp                                         614   $         506
                                                                   -------------
Total Preferred Stock
   (Cost $614) ($ Thousands)                                                 506
                                                                   -------------

                                                     Number of
                                                     Warrants
                                                  --------------
WARRANTS -- 0.0%
   Oilsands Quest, Expires 12/05/09 *                     17,500              21
                                                                   -------------
   Rentech, Expires 04/25/12 * (B) (G)                    16,100              14
                                                                   -------------
   Titanium Asset Management,
      Expires 06/21/11 *                                 122,200             165
                                                                   -------------
   Victory Acquisition,
      Expires 04/30/11 *                                 169,946             119
                                                                   -------------
   Washington Mutual,
      Expires 12/26/50 (D)                               196,061              47
                                                                   -------------
Total Warrants
   (Cost $250) ($ Thousands)                                                 366
                                                                   -------------
AFFILIATED PARTNERSHIP -- 29.7%
   SEI Liquidity Fund, L.P.
      2.740%+++ ** (F)                               476,263,657         473,334
                                                                   -------------
Total Affiliated Partnership
   (Cost $476,264($ Thousands)                                          473,334
                                                                   -------------
U.S. TREASURY OBLIGATION (D)(E) -- 0.6%
   U.S. Treasury Bill
      1.657%, 11/20/08                            $        9,355           9,321
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $9,321) ($ Thousands)                                             9,321
                                                                   -------------

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
CASH EQUIVALENTS  -- 3.6%
   First Union Cash Management
      Program, 2.140% **                               4,211,455   $       4,211
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700%+++ **             52,875,721          52,876
                                                                   -------------
Total Cash Equivalents
   (Cost $57,087) ($ Thousands)                                           57,087
                                                                   -------------
Total Investments -- 130.1%
   (Cost $2,079,963)($ Thousands)+                                 $   2,069,510
                                                                   =============

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                              Number of                  Unrealized
Type of                       Contracts    Expiration   Appreciation
Contract                    Long (Short)      Date      ($ Thousands)
--------                    ------------   ----------   -------------
Russell 2000 Index E-Mini            458         Sep-2008      $1,408
                                                               ======

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

August 31, 2008

Restricted Securities -- At August 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2008, were as follows:

                                Number of
                               Shares/ Face                  Right to                      Market       % of
                                  Amount      Acquisition    Acquire         Cost           Value        Net
                               ($Thousands)       Date         Date      ($Thousands)   ($Thousands)   Assets
                               ------------   -----------    --------    ------------   ------------   ------
SMALL CAP FUND
   Cougar Biotechnology PIPE         20,400      12/14/07     12/14/07            592            703      0.04%
   Rentech                           16,100     4/20/2007    4/20/2007             --             14      0.00%
   Scorpio Mining                       425      5/5/2008     5/5/2008            417            368      0.02%
   Thunderbird Resorts PIPE         140,900    11/15/2007   11/15/2007          1,268          1,268      0.08%
   Thunderbird Resorts PIPE           3,000      2/6/2008     2/6/2008             27             27      0.00%
   Value Creation                   100,165     2/29/2008    2/29/2008          1,225            794      0.06%
                                                                               ------         ------     -----
                                                                               $3,529         $3,174      0.20%
                                                                               ======         ======     =====

     Percentages are based on a Net Assets of $1,590,848($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $2,079,963($ Thousands), and the unrealized appreciation and depreciation were $166,823($ Thousands) and $(177,276)($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $452,484 ($ Thousands).

(B) Securities considered illiquid and restricted. The total value of such securities as of August 31,2008 was $3,174 ($ Thousands) and represented 0.20% of Net Assets.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $473,334 ($ Thousands).

(G) Security fair valued using methods determined in good by the Valuation Committee of the Board of Trustees. The total value of such securities as of August 31, 2008 was $3,174 ($ Thousands) and represented 0.20% of
     Net Assets.

ADR  -- American Depositary Receipt
CV   -- Convertible Security
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 95.7%
CONSUMER DISCRETIONARY -- 11.4%
   1-800-FLOWERS.COM, Cl A * (A)                          42,200   $         259
   Aaron Rents                                            38,700           1,105
   Abercrombie & Fitch, Cl A                              11,350             595
   Advance Auto Parts                                     69,094           2,974
   Aeropostale * (A)                                      52,835           1,842
   AH Belo, Cl A, Cl A (A)                                 8,400              41
   American Axle & Manufacturing Holdings (A)             74,550             362
   American Eagle Outfitters                              70,413           1,060
   American Greetings, Cl A                               33,400             537
   Amerigon * (A)                                        166,084           1,151
   AnnTaylor Stores * (A)                                202,622           4,919
   Apollo Group, Cl A *                                   14,600             930
   Arctic Cat (A)                                         68,000             702
   ATC Technology *                                       28,924             701
   Autoliv (A)                                            68,222           2,619
   AutoNation * (A)                                       26,050             296
   Bebe Stores                                           266,820           2,588
   Belo, Cl A                                            103,118             756
   Big Lots * (A)                                         68,735           2,032
   BJ's Restaurants * (A)                                 61,312             714
   Black & Decker (A)                                     25,900           1,638
   Blue Nile * (A)                                        56,685           2,360
   Blyth                                                     318               5
   Borders Group (A)                                      31,800             223
   BorgWarner                                             29,430           1,217
   Brinker International (A)                             146,700           2,776
   Brown Shoe (A)                                         71,586           1,088
   Cablevision Systems, Cl A (A)                          73,500           2,372
   Callaway Golf                                          34,800             473
   Career Education *                                     53,325           1,000
   Carrols Restaurant Group *                             10,500              60
   Carter's *                                             28,952             533
   Casual Male Retail Group * (A)                        412,600           1,576
   Cato, Cl A (A)                                        182,200           3,208
   CBRL Group (A)                                         73,100           1,889
   CEC Entertainment * (A)                                63,449           2,174
   Central European Media Enterprises, Cl A *              7,200             561
   Century Casinos *                                     291,475             737
   Charming Shoppes * (A)                                352,621           1,904
   Cheesecake Factory * (A)                               90,400           1,389
   Chico's FAS * (A)                                     334,800           1,922
   Chipotle Mexican Grill, Cl A * (A)                     38,300           2,655
   Cinemark Holdings (A)                                 133,126           1,956
   Cooper Tire & Rubber                                   48,534             464
   Corinthian Colleges *                                  14,700             195
   Cox Radio, Cl A *                                      20,300             226
   CROCS * (A)                                           360,600           1,496
   Ctrip.com International ADR                               680              34
   Deckers Outdoor * (A)                                  20,932           2,380
   DeVry                                                  11,564             596
   Dick's Sporting Goods * (A)                           104,972           2,403
   Dillard's, Cl A (A)                                    40,000             511
   Dollar Tree * (A)                                      54,700           2,098
   DreamWorks Animation SKG, Cl A *                      109,682           3,496
   Dress Barn *                                           21,213             345
   DSW, Cl A * (A)                                       186,826           2,715
   Dufry South America (United Kingdom)                   81,600           1,244

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Eastman Kodak                                          24,782   $         401
   Eddie Bauer Holdings * (A)                            236,200           1,474
   Entercom Communications, Cl A (A)                      84,834             518
   Ethan Allen Interiors                                  17,428             473
   Expedia *                                              58,785           1,038
   Family Dollar Stores (A)                              138,400           3,450
   Focus Media Holding ADR * (A)                          93,685           3,065
   Foot Locker                                            53,877             878
   Fossil *                                              104,600           3,130
   Fuel Systems Solutions *                               17,600             912
   GameStop, Cl A * (A)                                   19,936             875
   Genesco *                                              10,633             389
   Genius Products *                                     652,825             114
   Gentex (A)                                             30,800             491
   Global Sources * (A)                                   48,000             512
   Goodyear Tire & Rubber *                               53,300           1,045
   Guess ? (A)                                            67,100           2,501
   Gymboree *                                             36,615           1,437
   H&R Block                                              43,674           1,115
   Hanesbrands * (A)                                      14,500             346
   Harley-Davidson                                        25,993           1,034
   Harman International Industries                         4,796             163
   Harte-Hanks                                             6,948              86
   Hasbro (A)                                            181,788           6,800
   Hibbett Sports * (A)                                   44,729           1,069
   Hillenbrand                                             9,500             226
   Hooker Furniture (A)                                   49,800             839
   Hovnanian Enterprises, Cl A *                          32,353             231
   HSN *                                                  14,014             205
   Interactive Data                                       18,535             558
   Interval Leisure Group *                               14,014             182
   iRobot *                                                5,000              70
   ITT Educational Services *                             36,837           3,276
   J Crew Group * (A)                                     64,600           1,706
   Jack in the Box *                                      77,200           1,832
   Jackson Hewitt Tax Service                             25,500             438
   Jarden *                                              152,535           3,917
   Jones Apparel Group                                   121,321           2,409
   K12 * (A)                                              31,990             753
   Lamar Advertising, Cl A *                              21,600             802
   Lear * (A)                                             73,100             918
   Lee Enterprises                                        35,400             133
   Leggett & Platt (A)                                    97,811           2,182
   Lennar, Cl A (A)                                       57,948             762
   Life Time Fitness *                                    46,325           1,638
   Limited Brands (A)                                    127,244           2,647
   Live Nation *                                          82,000           1,316
   LKQ *                                                 160,291           3,002
   Lodgian *                                              14,000             118
   Lululemon Athletica * (A)                              41,600             806
   Martha Stewart Living Omnimedia, Cl A * (A)           165,600           1,345
   Marvel Entertainment *                                 49,720           1,684
   Mattel                                                 47,244             913
   MDC Holdings                                            1,837              76
   Media General, Cl A                                    32,374             398
   Men's Wearhouse                                        11,264             247
   Meredith                                               16,434             466
   Morgans Hotel Group * (A)                             109,500           1,872
   Morningstar * (A)                                      34,447           2,250
   National CineMedia                                    288,040           3,223
   NetFlix * (A)                                          57,435           1,771

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Newell Rubbermaid                                      61,980   $       1,122
   Nordstrom                                              31,365             975
   NutriSystem                                             5,709             113
   NVR *                                                   1,289             770
   O'Charleys                                             72,382             725
   Office Depot *                                        226,000           1,591
   OfficeMax                                              29,800             365
   Orient-Express Hotels, Cl A (A)                        54,800           1,967
   Pacific Sunwear of California *                        54,454             345
   Penn National Gaming *                                 89,901           3,040
   Perry Ellis International *                            45,661             779
   PetSmart                                               42,639           1,150
   Phillips-Van Heusen                                   150,707           5,735
   Pinnacle Entertainment * (A)                          136,612           1,515
   Playboy Enterprises, Cl B *                               442               2
   Polaris Industries                                     43,035           1,940
   Polo Ralph Lauren, Cl A                                55,100           4,181
   priceline.com * (A)                                    42,477           3,951
   Pulte Homes                                            62,896             913
   Quiksilver *                                          185,600           1,431
   RadioShack                                             47,662             906
   RC2 *                                                  16,605             418
   Red Robin Gourmet Burgers * (A)                        27,154             725
   Regal Entertainment Group, Cl A                        67,100           1,125
   Regis                                                  86,904           2,386
   Rent-A-Center, Cl A * (A)                              81,198           1,840
   Retail Ventures * (A)                                 258,506           1,210
   RHI Entertainment *                                   116,800           1,694
   Ross Stores                                            77,078           3,098
   Ruby Tuesday * (A)                                     79,800             558
   Russ Berrie *                                           3,200              24
   Saks * (A)                                            223,064           2,543
   Scholastic                                             31,200             814
   Scientific Games, Cl A * (A)                          181,084           5,452
   Scripps Networks Interactive, Cl A                     24,665           1,025
   Shutterfly * (A)                                      224,000           2,083
   Sinclair Broadcast Group, Cl A (A)                     93,100             660
   Skechers U.S.A., Cl A *                                25,868             495
   Snap-On                                                22,100           1,260
   Sonic Automotive, Cl A (A)                             33,900             365
   Sotheby's                                              18,700             504
   Stage Stores                                           71,200           1,134
   Stamps.com *                                           24,600             338
   Standard Pacific (A)                                  194,951             624
   Starwood Hotels & Resorts Worldwide                   126,500           4,586
   Steven Madden *                                         5,000             126
   Strayer Education                                      10,284           2,158
   Talbots (A)                                            83,316           1,139
   Tecnisa (Brazil)                                      411,400           1,695
   Tempur-Pedic International                             50,032             566
   Thor Industries                                        18,262             420
   Thunderbird Resorts PIPE * (B) (C)                    148,600           1,337
   Thunderbird Resorts PIPE * (B) (C)                      3,100              28
   Ticketmaster *                                         14,014             300
   Tiffany (A)                                            29,900           1,321
   Tractor Supply * (A)                                   77,043           3,283
   True Religion Apparel *                                60,365           1,639
   TRW Automotive Holdings *                              41,897             804
   Tupperware Brands                                      56,600           2,022
   Tween Brands *                                         45,915             499
   Under Armour, Cl A *                                    3,725             126
   Universal Electronics *                                 5,700             149
   Urban Outfitters * (A)                                 73,065           2,603
   VisionChina Media ADR * (A)                            49,342             933
   WABCO Holdings                                         16,600             727
   Warnaco Group *                                        35,680           1,840

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Warner Music Group (A)                                 34,600   $         297
   Weight Watchers International                          31,000           1,228
   Whirlpool (A)                                          21,994           1,789
   Williams-Sonoma (A)                                   199,200           3,523
   WMS Industries * (A)                                  122,878           4,129
   Wolverine World Wide                                    4,712             124
   Zumiez *                                               10,300             148
                                                                   -------------
                                                                         260,059
                                                                   -------------
CONSUMER STAPLES -- 3.0%
   Alberto-Culver, Cl B (A)                               99,700           2,609
   American Dairy *                                          100               1
   American Oriental Bioengineering * (A)                 93,900             777
   Andersons                                               4,077             183
   Asiatic Development (Malaysia)                      1,051,500           1,735
   Avon Products                                          30,269           1,296
   Bare Escentuals * (A)                                  74,500             927
   BJ's Wholesale Club * (A)                              64,258           2,445
   Casey's General Stores                                 16,185             469
   Central Garden and Pet, Cl A *                         66,476             352
   Central Garden and Pet *                               40,909             229
   Chiquita Brands International *                        39,369             578
   Church & Dwight                                        16,395           1,025
   Clorox                                                 19,813           1,171
   Constellation Brands, Cl A * (A)                      104,845           2,213
   Corn Products International                            51,045           2,286
   Cosan Industria e Comercio (Brazil) *                 153,200           2,415
   Darling International *                                99,400           1,365
   Dean Foods *                                          176,621           4,445
   Del Monte Foods                                       340,698           2,903
   Diamond Foods                                          21,713             547
   Hain Celestial Group * (A)                            219,800           5,712
   Hansen Natural *                                       68,020           1,869
   Herbalife                                              11,100             523
   Hershey                                                27,784           1,003
   Hormel Foods                                            2,038              73
   Lance (A)                                             113,100           2,317
   Longs Drug Stores                                      26,036           1,865
   Lorillard                                              23,830           1,722
   McCormick (A)                                          50,271           2,033
   Molson Coors Brewing, Cl B                             56,047           2,671
   Nash Finch (A)                                         22,600             920
   NBTY *                                                 28,907             961
   Pantry *                                               31,586             579
   Pepsi Bottling Group                                   92,001           2,721
   PepsiAmericas                                          28,200             661
   Pilgrim's Pride (A)                                    61,925             795
   Prestige Brands Holdings *                             27,789             264
   Ralcorp Holdings *                                     31,569           1,938
   Ruddick                                               104,065           3,314
   Smithfield Foods * (A)                                 55,477           1,116
   Supervalu                                              66,547           1,543
   Tyson Foods, Cl A                                      54,586             793
   USANA Health Sciences *                                 2,400              91
   UST                                                    20,564           1,102
   Whole Foods Market (A)                                 89,700           1,642
                                                                   -------------
                                                                          68,199
                                                                   -------------
ENERGY -- 7.3%
   Alliance Resource Partners                              4,195             196
   Allis-Chalmers Energy * (A)                            22,289             322
   Arch Coal                                               2,560             139
   Arena Resources *                                      21,142             944
   Arlington Tankers (A)                                 105,900           1,953
   Atlas America                                          27,117           1,016
   ATP Oil & Gas * (A)                                    94,800           2,436

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund
August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Atwood Oceanics *                                      53,700   $       2,183
   Basic Energy Services * (A)                            60,100           1,757
   Berry Petroleum, Cl A                                  37,776           1,572
   BPZ Energy PIPE *                                      98,500           1,941
   BPZ Resources * (A)                                    75,850           1,494
   Brigham Exploration *                                  12,200             166
   Bronco Drilling *                                      16,646             264
   Cal Dive International * (A)                          164,500           1,900
   Callon Petroleum *                                     34,288             681
   Cameron International * (A)                            42,236           1,968
   Cano Petroleum * (A)                                  219,276             695
   Carrizo Oil & Gas * (A)                                62,628           3,109
   Cimarex Energy (A)                                     48,946           2,718
   Clayton Williams Energy *                              14,994           1,214
   Complete Production Services * (A)                     58,600           1,732
   Comstock Resources *                                   21,457           1,393
   Concho Resources *                                     58,806           1,921
   CVR Energy * (A)                                        8,300             116
   Denbury Resources * (A)                               142,400           3,544
   Dresser-Rand Group *                                   23,025             934
   Edge Petroleum *                                       17,800              81
   Encore Acquisition *                                   25,757           1,328
   Endeavour International *                              83,145             143
   Energy Partners * (A)                                 279,647           3,328
   ENSCO International                                    10,000             678
   EXCO Resources *                                      112,711           2,985
   FMC Technologies *                                     29,812           1,597
   Forest Oil *                                           26,494           1,508
   Foundation Coal Holdings                               40,513           2,396
   Frontier Oil                                           26,800             519
   GMX Resources *                                         6,000             407
   Goodrich Petroleum *                                   16,200             824
   Gran Tierra Energy *                                   55,493             272
   Grey Wolf * (A)                                       253,039           2,204
   Helix Energy Solutions Group * (A)                     39,500           1,215
   Helmerich & Payne                                      74,180           4,237
   Hercules Offshore * (A)                               147,500           3,255
   Holly                                                  13,400             429
   Hornbeck Offshore Services * (A)                       31,894           1,405
   Hugoton Royalty Trust                                  21,025             651
   IHS, Cl A *                                            45,922           2,946
   Infinity Bio-Energy *                                 778,281           2,887
   Key Energy Services *                                  17,843             300
   Kinder Morgan Escrow *                                 24,428              --
   Mahalo Energy *                                       329,000             698
   Mariner Energy *                                       99,670           2,899
   Massey Energy                                          36,478           2,406
   McMoRan Exploration *                                  21,239             581
   Meridian Resource *                                    36,500              99
   Mitcham Industries *                                   11,700             179
   Murphy Oil                                             13,298           1,044
   Nabors Industries *                                    28,766           1,024
   National Oilwell Varco *                                1,414             104
   Newfield Exploration *                                 42,010           1,900
   Oceaneering International *                            30,425           1,899
   Oil Sands Quest * (A)                                 314,800           1,306
   Oil States International *                             31,600           1,758
   OPTI (Canada) *                                        99,600           1,810
   Overseas Shipholding Group (A)                         27,100           1,944
   Patriot Coal * (A)                                     46,400           2,782
   Patterson-UTI Energy (A)                               61,200           1,739

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Penn Virginia (A)                                      40,800   $       2,700
   Penn Virginia GP Holdings                               5,965             171
   PetroHawk Energy *                                    100,800           3,489
   Petroleum Development *                                11,800             717
   Pioneer Drilling *                                      8,700             146
   Pioneer Natural Resources                              17,907           1,131
   Plains Exploration & Production *                      11,000             593
   Quicksilver Resources *                                 7,500             181
   Range Resources                                        61,408           2,851
   Rentech * (A)                                         699,400           1,651
   Rex Energy *                                           60,092           1,206
   Rowan                                                   2,462              91
   Smith International                                     5,865             409
   Southern Union                                         29,654             773
   Southwestern Energy *                                  61,716           2,368
   St. Mary Land & Exploration                            19,200             811
   StealthGas                                            136,900           2,303
   Stone Energy *                                         36,494           1,740
   Sunoco (A)                                             36,200           1,607
   Superior Energy Services *                            132,684           6,242
   Superior Well Services * (A)                           34,000           1,121
   Swift Energy *                                        135,467           6,327
   T-3 Energy Services, Cl 3 * (A)                        24,391           1,362
   Tesoro (A)                                            100,200           1,859
   Tetra Technologies *                                   55,425           1,227
   Tidewater (A)                                          51,300           3,112
   Transmontaigne Partners                                 3,400              86
   Unit *                                                 83,485           5,654
   Uranium One (Canada) *                                 88,586             380
   Venoco *                                               27,200             459
   W&T Offshore                                           30,419           1,070
   Walter Industries                                      12,302           1,154
   Whiting Petroleum * (A)                                43,067           4,145
   Willbros Group * (A)                                   92,612           3,835
   Williams                                               16,625             514
   World Fuel Services                                    75,415           2,173
                                                                   -------------
                                                                         163,733
                                                                   -------------
FINANCIALS -- 18.6%
   Advance America Cash Advance Centers                  123,300             607
   Advanta, Cl B (A)                                      53,400             407
   Affiliated Managers Group * (A)                        58,700           5,589
   Alexander's ++ *                                          471             181
   Alexandria Real Estate Equities ++ (A)                 18,587           2,002
   AllianceBernstein Holding                               2,429             132
   AMB Property ++ (A)                                    94,500           4,289
   AMBAC Financial Group                                  21,800             156
   Amcore Financial (A)                                   44,386             390
   American Equity Investment Life Holding                33,681             310
   American Financial Group                              123,724           3,530
   American Physicians Capital                            13,000             550
   AmeriCredit * (A)                                      53,300             564
   Amtrust Financial Services                             91,853           1,291
   Annaly Capital Management ++                          164,500           2,461
   Anthracite Capital ++ (A)                             256,903           1,446
   Anworth Mortgage Asset ++ (A)                         715,861           4,682
   AON                                                    35,800           1,700
   Apartment Investment & Management,
      Cl A ++ (A)                                         12,400             439
   Arch Capital Group *                                   56,162           3,918
   Aspen Insurance Holdings                               97,700           2,648

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Associated Banc (A)                                   110,792   $       1,939
   Assurant                                               33,965           1,985
   Astoria Financial                                     156,465           3,419
   AvalonBay Communities ++ (A)                           55,700           5,570
   Banco Latinoamericano de
      Exportaciones, Cl E                                 80,200           1,452
   Bancorp *                                              20,191              93
   Bancorpsouth                                           84,011           1,934
   Bank Mutual (A)                                       133,506           1,609
   Bank of Hawaii (A)                                     40,152           2,123
   BGC Partners, Cl A                                    105,382             694
   BlackRock, Cl A                                         4,967           1,079
   Blackstone Group (A)                                  222,700           3,982
   Boston Properties ++ (A)                              105,600          10,822
   Brasil Brokers Participacoes *                        280,000           1,618
   Calamos Asset Management, Cl A (A)                     45,164             968
   Camden Property Trust ++ (A)                           91,300           4,456
   Canaccord Capital (Canada)                            119,400           1,036
   Canaccord Capital                                      10,500              91
   Capital Lease Funding ++ (A)                           46,400             383
   Capital Trust, Cl A ++                                  7,400              89
   CapitalSource ++                                      323,608           4,071
   Capitol Federal Financial (A)                           5,442             238
   Capstead Mortgage ++                                  237,328           2,786
   Cardinal Financial                                     55,432             471
   Cash America International                             55,549           2,299
   CB Richard Ellis Group, Cl A *                         82,400           1,077
   CBL & Associates Properties ++                         21,282             462
   Cedar Shopping Centers ++                              23,000             301
   Central Pacific Financial (A)                         117,108           1,394
   Chemical Financial (A)                                 29,400             848
   Chimera Investment ++ (A)                              65,999             419
   CIT Group (A)                                          33,100             341
   City Bank                                               9,526             116
   CME Group, Cl A                                           442             148
   CNA Surety *                                           27,810             447
   Cohen & Steers                                          5,208             152
   Colonial BancGroup (A)                                302,894           1,914
   Colonial Properties Trust ++ (A)                       43,900             830
   Comerica (A)                                           81,439           2,288
   Commerce Bancshares City MO                            43,913           1,976
   Community Bank System                                  14,613             330
   Companhia Brasileira de
      Desenvolvimento Imobiliario
      Turistico (Brazil) *                                 3,700           1,527
   Corporate Office Properties Trust ++ (A)              109,300           4,274
   Cullen/Frost Bankers (A)                               59,519           3,314
   CVB Financial                                          41,700             448
   Delphi Financial Group, Cl A                           22,558             605
   Dime Community Bancshares                              72,329           1,188
   Discover Financial Services                            37,975             625
   Dollar Financial * (A)                                133,000           2,431
   Dundee (Canada) ++                                     45,800           1,391
   DuPont Fabros Technology ++                            92,853           1,630
   E*Trade Financial * (A)                               253,789             812
   East West Bancorp (A)                                 101,700           1,268
   Eaton Vance                                            51,727           1,847
   Education Realty Trust ++                              50,033             548
   EMC Insurance Group                                    19,525             474
   Employers Holdings                                     57,217             994
   Endurance Specialty Holdings                           27,784             906
   Entertainment Properties Trust ++                      11,140             605
   Equity Lifestyle Properties ++                          1,652              82
   Equity One ++                                          26,732             561
   Equity Residential ++                                 132,000           5,570

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Essex Property Trust ++ (A)                            17,800   $       2,089
   Evercore Partners, Cl A (A)                            84,300           1,118
   Everest Re Group                                       26,000           2,135
   Extra Space Storage ++                                225,600           3,553
   FCStone Group *                                       160,165           3,349
   Federal Realty Investment Trust ++ (A)                 74,900           5,683
   Federated Investors, Cl B                              63,390           2,120
   Fidelity National Financial, Cl A                      49,074             689
   Financial Federal (A)                                  76,200           1,903
   First Cash Financial Services *                        16,501             306
   First Commonwealth Financial                           32,600             373
   First Financial Bancorp                               101,962           1,328
   First Financial Bankshares                              6,830             335
   First Horizon National (A)                             81,586             916
   First Midwest Bancorp (A)                              89,041           1,993
   First Niagara Financial Group                          14,700             220
   First Potomac Realty Trust ++                           6,500             108
   FirstMerit (A)                                         95,582           1,935
   Flushing Financial                                      8,400             146
   Friedman Billings Ramsey Group,
      Cl A ++ (A)                                         61,700             113
   Frontier Financial (A)                                 22,700             253
   Fulton Financial (A)                                   84,300             899
   General Growth Properties ++                           36,737             953
   General Shopping Brasil (Brazil) *                    167,100             865
   General Shopping Brazil (Brazil) *                    188,600             976
   GFI Group                                              22,341             259
   GLG Partners (A)                                      110,700             918
   Gluskin Sheff + Associates (Canada)                    92,200           1,673
   Gluskin Sheff + Associates (Canada) *                  11,900             216
   GMP Capital Trust (Canada)                             98,500           1,331
   Gramercy Capital ++                                     2,451              16
   Greenhill (A)                                          34,980           2,312
   Grubb & Ellis (A)                                     541,060           1,877
   Hancock Holding (A)                                    71,533           3,508
   Hanmi Financial                                           426               2
   Hanover Insurance Group                               167,808           7,926
   Hatteras Financial ++                                  49,000           1,213
   HCC Insurance Holdings                                 83,500           2,103
   HCP ++ (A)                                            110,800           4,013
   Health Care REIT ++ (A)                                94,120           4,882
   Hercules Technology Growth Capital                    159,866           1,664
   Hersha Hospitality Trust ++                           313,500           2,270
   Highbury Financial * (A)                               93,400             318
   Horace Mann Educators                                 103,844           1,547
   Hospitality Properties Trust ++ (A)                   116,400           2,640
   HRPT Properties Trust ++ (A)                          222,500           1,687
   Huntington Bancshares (A)                             142,931           1,046
   Infinity Property & Casualty                           23,467           1,091
   IntercontinentalExchange *                              6,549             577
   Investment Technology Group *                          31,795           1,017
   Investors Bancorp *                                    16,084             235
   Investors Real Estate Trust ++ (A)                    193,700           2,001
   IPC Holdings (A)                                       87,300           2,765
   Irwin Financial (A)                                    33,700             132
   iStar Financial ++                                     23,500             131
   Janus Capital Group (A)                                29,160             786
   Jones Lang LaSalle                                     24,585           1,224
   Kansas City Life Insurance                             29,600           1,408
   KBW * (A)                                              38,510           1,138
   Keycorp                                                40,203             483
   Kilroy Realty ++                                       13,900             696
   KKR Financial Holdings LLC                             10,100              95
   Knight Capital Group, Cl A * (A)                      102,084           1,760

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   LaBranche *                                            23,400   $         150
   Lakeland Financial                                      5,200             106
   LandAmerica Financial Group, Cl A (A)                  18,700             321
   Lazard, Cl A                                           27,587           1,169
   Legg Mason                                             19,986             890
   Lexington Realty Trust ++ (A)                          72,300           1,078
   LTC Properties ++                                      24,803             666
   Macerich ++ (A)                                        85,900           5,320
   Mack-Cali Realty ++                                    17,600             711
   MarketAxess Holdings *                                317,080           3,187
   MCG Capital                                            87,900             306
   Medical Properties Trust ++                            49,465             546
   Meruelo Maddux Properties *                           414,300             568
   MFA Mortgage Investments ++ (A)                       729,816           4,963
   MGIC Investment (A)                                    23,400             197
   Mid-America Apartment Communities ++                   18,719             939
   Midwest Banc Holdings                                  22,577             126
   Montpelier Re Holdings (A)                             52,300             847
   MSCI, Cl A *                                           82,440           2,461
   NASDAQ Stock Market *                                  53,758           1,757
   National Financial Partners                            31,850             642
   National Health Investors ++                           30,700           1,004
   National Penn Bancshares                               51,654             738
   National Retail Properties ++ (A)                      44,201           1,003
   Nationwide Financial Services                          35,900           1,847
   Nationwide Health Properties ++                        70,928           2,441
   Navigators Group *                                     25,615           1,342
   NBT Bancorp                                            25,200             632
   Nelnet, Cl A                                          123,170           1,936
   New York Community Bancorp (A)                        292,908           4,829
   NewAlliance Bancshares                                 94,952           1,302
   NorthStar Realty Finance ++ (A)                       318,112           2,275
   NYSE Euronext                                           7,525             305
   OceanFirst Financial                                   12,700             229
   Och-Ziff Capital Management Group
      LLC, Cl A (A)                                      105,000           1,874
   Old National Bancorp                                   41,764             728
   Omega Healthcare Investors ++                          53,750             959
   One Liberty Properties ++                              10,200             183
   optionsXpress Holdings                                 98,271           2,267
   Oriental Financial Group                               32,300             558
   Oritani Financial *                                     8,686             146
   PacWest Bancorp (A)                                    23,540             534
   Parkway Properties ++                                  10,300             370
   PartnerRe                                              11,899             820
   People's United Financial (A)                         219,159           3,927
   PHH * (A)                                             161,540           2,463
   Philadelphia Consolidated Holding *                    18,479           1,104
   Piper Jaffray * (A)                                    54,700           2,079
   Platinum Underwriters Holdings (A)                    113,296           4,095
   Post Properties ++                                    160,600           5,051
   Potlatch ++                                             1,043              49
   Presidential Life                                      20,700             373
   Principal Financial Group                              25,300           1,158
   ProAssurance *                                         19,524           1,052
   Prologis ++ (A)                                       154,800           6,666
   Prosperity Bancshares (A)                              38,200           1,221
   PS Business Parks ++                                   18,400             990
   Public Storage ++ (A)                                  74,479           6,578
   Pzena Investment Management, Cl A (A)                  29,300             262
   Radian Group (A)                                       34,500             132

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Rainier Pacific Financial Group                        10,053   $          74
   RAIT Financial Trust ++ (A)                           155,818             924
   RAM Holdings * (A)                                    120,100             213
   Raymond James Financial                                30,542             942
   Rayonier ++                                            36,700           1,651
   Realty Income ++ (A)                                  100,940           2,592
   Reinsurance Group of America (A)                       39,356           1,895
   RenaissanceRe Holdings                                  3,800             193
   Republic Bancorp, Cl A                                 19,100             566
   Resource Capital ++ (A)                                47,300             289
   Riskmetrics Group *                                    66,300           1,473
   S&T Bancorp                                            18,500             621
   Safeco                                                 60,072           4,061
   Sanders Morris Harris Group (A)                        11,000             116
   SCBT Financial (A)                                      3,100             105
   Signature Bank NY *                                    31,888             943
   Simon Property Group ++ (A)                            79,800           7,572
   SL Green Realty ++ (A)                                 76,000           6,536
   South Financial Group (A)                             122,211             831
   St. Joe                                                28,923           1,078
   StanCorp Financial Group                               33,481           1,641
   Sterling Bancshares (A)                               189,936           1,869
   Stifel Financial *                                     19,117             781
   Strategic Hotels & Resorts ++ (A)                     154,000           1,420
   Sunstone Hotel Investors ++ (A)                        77,100           1,093
   Superior Bancorp *                                     11,483              77
   Susquehanna Bancshares                                 15,300             244
   SVB Financial Group * (A)                              39,643           2,222
   SWS Group                                              42,200             852
   Taubman Centers ++                                     68,900           3,344
   TCF Financial (A)                                     255,324           4,020
   TD Ameritrade Holding *                                49,024           1,002
   Tejon Ranch *                                              26               1
   Titanium Asset *                                      118,000             664
   Titanium Asset Management *                            29,000             163
   Torchmark                                               5,231             312
   Transatlantic Holdings                                 11,111             668
   Tree.com *                                              2,335              18
   Triplecrown Acquisition *                             108,141           1,000
   Trustco Bank                                           88,400             865
   Trustmark (A)                                         113,363           2,175
   UCBH Holdings (A)                                     402,500           2,355
   UMB Financial                                          15,290             796
   UnionBanCal (A)                                        45,400           3,345
   United Community Banks (A)                             82,600             971
   Unitrin                                                37,200             950
   Unum Group (A)                                        129,911           3,301
   Uranium Participation *                               203,500           1,658
   U-Store-It Trust ++                                    82,700           1,034
   Valley National Bancorp (A)                            58,200           1,165
   Value Creation * (B)                                   71,690             568
   Ventas ++ (A)                                         123,284           5,600
   Vornado Realty Trust ++ (A)                            51,100           5,082
   Waddell & Reed Financial, Cl A                         37,240           1,199
   Washington Federal (A)                                120,859           2,082
   Webster Financial (A)                                  34,900             744
   Westamerica Bancorporation                              6,500             333
   Willis Group Holdings                                  34,369           1,183
   Wilmington Trust                                       22,562             530
   World Acceptance * (A)                                111,373           4,346
   WR Berkley                                             26,611             627
   Zenith National Insurance (A)                          18,200             695

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Zions Bancorporation (A)                              141,885   $       3,807
                                                                   -------------
                                                                         421,909
                                                                   -------------
HEALTH CARE -- 11.6%
   Abaxis * (A)                                           72,338           1,439
   Achillion Pharmaceuticals *                           178,705             468
   Acorda Therapeutics *                                  54,275           1,528
   Adolor *                                               32,600             106
   Affymax * (A)                                           6,300             118
   Affymetrix * (A)                                      269,800           2,315
   Air Methods *                                           4,031             116
   Albany Molecular Research *                            25,900             451
   Alexion Pharmaceuticals *                              42,410           1,912
   Align Technology *                                     21,044             274
   Allos Therapeutics *                                   19,600             183
   Allscripts Healthcare Solutions *                      10,105             145
   Alnylam Pharmaceuticals *                              10,455             310
   Alpharma, Cl A * (A)                                   12,191             435
   AMAG Pharmaceuticals * (A)                             19,128             740
   Amedisys * (A)                                         45,400           2,416
   AMERIGROUP *                                           10,900             282
   Amsurg, Cl A * (A)                                     94,842           2,571
   Analogic                                                3,905             264
   Angiodynamics *                                         8,100             133
   Applied Biosystems                                      9,107             332
   Apria Healthcare Group *                               49,000             969
   Arena Pharmaceuticals * (A)                           248,600           1,509
   Ariad Pharmaceuticals * (A)                           503,400           1,566
   Array Biopharma * (A)                                 129,460           1,058
   Beckman Coulter                                        41,552           3,067
   BioMarin Pharmaceutical * (A)                          99,100           2,987
   Bio-Rad Laboratories, Cl A *                            3,099             333
   Bruker *                                               76,300           1,178
   Cadence Pharmaceuticals * (A)                          82,873             821
   Capital Senior Living *                                40,328             317
   Caraco Pharmaceutical Laboratories *                    1,617              26
   Cell Genesys * (A)                                    210,700             206
   Centene *                                              41,570             939
   Cephalon * (A)                                         89,750           6,878
   Charles River Laboratories International *             30,025           1,970
   Chemed                                                 16,377             716
   Computer Programs & Systems                             4,800             130
   Conceptus * (A)                                        63,275           1,069
   Conmed *                                              107,530           3,437
   Cooper (A)                                             85,654           3,155
   Corvel *                                                4,050             118
   Cougar Biotechnology PIPE * (B)                        39,300           1,353
   Covance *                                              46,140           4,354
   Cross Country Healthcare *                              8,147             128
   Cubist Pharmaceuticals * (A)                          260,400           5,737
   CV Therapeutics * (A)                                 388,700           4,466
   Cyberonics *                                            7,500             161
   Cynosure, Cl A * (A)                                   42,500           1,053
   Cypress Bioscience *                                   34,400             236
   DaVita *                                               35,100           2,014
   Dentsply International (A)                            207,782           8,144
   Depomed *                                              18,181              79
   DexCom * (A)                                          139,627             961
   Eclipsys *                                             21,925             489
   Edwards Lifesciences *                                 12,200             722
   Electro-Optical Sciences * (A)                        130,000             965
   Emergency Medical Services, Cl A * (A)                  6,800             226
   Emergent Biosolutions *                                 3,930              54
   Endo Pharmaceuticals Holdings *                       172,148           3,912
   Enzo Biochem *                                         31,000             401

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   eResearch Technology *                                 94,369   $       1,273
   Exelixis * (A)                                        323,100           1,838
   Express Scripts *                                      23,854           1,751
   Forest Laboratories *                                  27,500             981
   Gen-Probe *                                            34,374           2,054
   Genzyme *                                              26,948           2,110
   Greatbatch *                                           36,200             884
   GTx * (A)                                              10,200             181
   Health Management Associates, Cl A *                  354,734           2,061
   Health Net *                                           58,325           1,613
   HealthExtras *                                         99,786           3,253
   Healthsouth *                                          11,770             212
   Healthspring *                                         44,677             887
   Healthways *                                           59,777           1,139
   Henry Schein * (A)                                     29,049           1,699
   Hill-Rom Holdings                                      60,833           1,821
   HMS Holdings *                                         22,186             550
   Hologic * (A)                                         128,152           2,719
   Human Genome Sciences * (A)                           372,600           2,761
   Humana *                                               21,100             979
   Idexx Laboratories *                                   35,540           2,001
   I-Flow *                                              155,235           1,523
   Illumina *                                              2,500             215
   ImClone Systems *                                      11,530             743
   Immucor *                                             122,010           3,930
   Incyte * (A)                                          284,200           2,907
   InterMune * (A)                                        24,000             455
   Intuitive Surgical *                                    5,285           1,561
   Inverness Medical Innovations * (A)                    86,764           3,082
   Invitrogen *                                           56,974           2,419
   Isis Pharmaceuticals *                                 40,668             719
   Kendle International *                                 30,385           1,503
   Kensey Nash *                                           6,202             223
   Kindred Healthcare *                                  100,318           3,103
   Kinetic Concepts * (A)                                 77,089           2,710
   King Pharmaceuticals *                                247,456           2,831
   Laboratory Corp of America Holdings *                  35,900           2,626
   LCA-Vision (A)                                         55,500             313
   LHC Group *                                            99,914           2,910
   LifePoint Hospitals * (A)                              48,992           1,653
   Lincare Holdings * (A)                                 62,153           2,051
   Magellan Health Services *                            205,590           8,957
   Martek Biosciences *                                   41,274           1,379
   Medarex * (A)                                         617,000           4,553
   MedAssets *                                            52,700             937
   Medcath *                                               2,191              47
   Medicines *                                            81,800           1,993
   Medicis Pharmaceutical, Cl A (A)                      104,800           2,170
   Meridian Bioscience                                    27,800             790
   Merit Medical Systems *                                13,569             263
   Metabolix * (A)                                       123,000           1,418
   Micrus Endovascular * (A)                             159,504           2,010
   Millipore *                                            12,635             948
   Molina Healthcare *                                     1,873              59
   Momenta Pharmaceuticals * (A)                           6,600              95
   MWI Veterinary Supply * (A)                            76,712           3,022
   Nighthawk Radiology Holdings *                         18,900             161
   NuVasive *                                             18,468             880
   Odyssey HealthCare *                                  179,600           1,749
   Omnicare (A)                                           56,199           1,812
   Omnicell *                                            129,174           1,983
   Omrix Biopharmaceuticals * (A)                         33,495             770
   Optimer Pharmaceuticals * (A)                          79,251             631
   Orthofix International *                               52,545           1,274
   OSI Pharmaceuticals * (A)                              74,554           3,765

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Owens & Minor                                          34,400   $       1,587
   Par Pharmaceutical *                                    9,863             140
   Parexel International *                                12,200             388
   Patterson *                                            63,707           2,073
   PDL BioPharma                                          23,900             288
   Pediatrix Medical Group *                             131,727           7,502
   PerkinElmer                                           185,267           5,264
   Perrigo (A)                                            11,500             402
   Pharmaceutical Product Development                     42,900           1,750
   PharmaNet Development Group *                          25,900             676
   Pozen * (A)                                            20,900             241
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)                             157,900           1,644
   PSS World Medical *                                    22,888             418
   Quidel *                                               15,500             303
   Regeneron Pharmaceuticals *                            12,400             269
   Res-Care *                                             24,380             469
   Resmed *                                               27,950           1,308
   Rigel Pharmaceuticals * (A)                           113,400           2,683
   Salix Pharmaceuticals *                                18,300             124
   Savient Pharmaceuticals *                              11,900             270
   Sciele Pharma                                         189,600           3,654
   Sepracor *                                              8,100             149
   Sirona Dental Systems *                               131,409           3,612
   Somanetics *                                           34,876             865
   SonoSite *                                             10,313             349
   STERIS                                                 38,842           1,428
   SurModics *                                             2,359              92
   Symmetry Medical *                                     14,300             246
   Techne *                                               24,800           1,914
   Theravance * (A)                                      135,922           1,853
   TomoTherapy *                                         179,180           1,109
   TranS1 * (A)                                           36,800             302
   United Therapeutics *                                   9,948           1,056
   Universal Health Services, Cl B                        34,230           2,115
   Valeant Pharmaceuticals International *                62,140           1,138
   Varian *                                               38,300           1,904
   Varian Medical Systems *                               18,700           1,181
   VCA Antech *                                           47,150           1,449
   Vertex Pharmaceuticals * (A)                           49,900           1,340
   Viropharma *                                          145,872           2,137
   Warner Chilcott, Cl A *                                64,200           1,027
   Waters *                                               53,450           3,648
   Watson Pharmaceuticals * (A)                          162,000           4,911
   WellCare Health Plans *                                 2,700             113
   Zoll Medical *                                          7,400             257
                                                                   -------------
                                                                         262,000
                                                                   -------------
INDUSTRIALS -- 15.0%
   Actuant, Cl A (A)                                     215,763           6,806
   Acuity Brands (A)                                      75,900           3,302
   Administaff                                             8,598             236
   Advisory Board *                                       32,600           1,008
   Aegean Marine Petroleum Network (A)                    68,831           2,139
   AGCO * (A)                                            104,556           6,443
   Aircastle                                              45,300             601
   Alaska Air Group * (A)                                 33,900             712
   Albany International, Cl A (A)                         54,252           1,664
   Alexander & Baldwin                                    11,237             503
   Allen-Vanguard *                                      684,500             730
   Alliant Techsystems *                                  15,904           1,674
   Allied Waste Industries *                              34,705             466
   Altra Holdings *                                       24,900             448

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Amerco *                                                2,349   $          98
   American Woodmark (A)                                   8,000             190
   Ametek                                                 34,865           1,692
   AO Smith (A)                                           66,010           2,718
   Apogee Enterprises                                     61,100           1,222
   Applied Industrial Technologies                        40,700           1,185
   Arkansas Best (A)                                      27,703             959
   Armstrong World Industries                             10,600             395
   Avis Budget Group *                                   195,170           1,487
   Barnes Group                                          101,685           2,453
   BE Aerospace *                                        149,483           3,581
   Beacon Roofing Supply *                                 6,049              98
   Belden (A)                                            103,342           3,797
   Blount International *                                 13,925             176
   Brady, Cl A                                            29,988           1,101
   Briggs & Stratton                                     114,300           1,715
   Brink's                                               102,854           7,177
   Bucyrus International, Cl A                             8,541             597
   C.H. Robinson Worldwide                                10,000             521
   Ceradyne *                                             10,700             482
   Chart Industries *                                     44,059           2,035
   China Architectural Engineering * (A)                  26,000             216
   ChoicePoint *                                           8,500             414
   Cintas                                                 59,750           1,840
   CIRCOR International                                    2,443             147
   Clarcor                                                45,265           1,807
   Columbus McKinnon *                                    33,615             917
   Comfort Systems USA                                    79,200           1,207
   COMSYS IT Partners *                                   11,900             141
   Consolidated Graphics *                                31,200           1,213
   Continental Airlines, Cl B * (A)                       88,115           1,433
   Con-way (A)                                            38,700           1,900
   Copart *                                               34,700           1,527
   Corrections of America *                              259,696           6,908
   CoStar Group * (A)                                    113,680           6,003
   Courier                                                29,183             625
   Covanta Holding *                                      10,820             301
   CRA International *                                    45,505           1,815
   Crane                                                  69,405           2,549
   Cummins                                                21,300           1,388
   Curtiss-Wright (A)                                     77,101           4,154
   Deluxe (A)                                             31,920             527
   Dover                                                  17,849             881
   DRS Technologies                                        2,874             229
   Duff & Phelps, Cl A *                                   8,200             169
   Dun & Bradstreet                                       41,166           3,786
   Dynamic Materials (A)                                  76,900           2,366
   EMCOR Group *                                         124,759           4,251
   Ennis                                                  16,400             271
   EnPro Industries * (A)                                 55,300           2,331
   Equifax                                                41,414           1,463
   ESCO Technologies *                                     9,500             452
   Esterline Technologies *                               43,520           2,458
   Evergreen Solar * (A)                                 289,300           2,728
   Excel Maritime Carriers, Cl A                          11,900             425
   Expeditors International Washington                    59,000           2,129
   Federal Signal                                         54,280             870
   First Solar *                                           3,100             858
   Flowserve                                               6,415             848
   Force Protection * (A)                                288,700           1,149
   Forward Air                                            47,990           1,694
   FTI Consulting *                                       41,800           3,068

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   G&K Services, Cl A                                     18,472   $         637
   Gardner Denver *                                      129,328           5,837
   GATX                                                    8,300             364
   Genco Shipping & Trading (A)                           20,100           1,261
   GenCorp *                                              43,925             343
   General Cable * (A)                                    82,431           4,057
   Geo Group *                                            54,520           1,207
   GeoEye * (A)                                           83,000           2,054
   Gibraltar Industries                                   10,500             226
   Goodrich                                               31,653           1,622
   GrafTech International *                              136,594           2,776
   Graham                                                  3,300             308
   Granite Construction                                   32,300           1,185
   Greenbrier (A)                                         10,300             207
   Griffon * (A)                                          53,800             659
   GT Solar International * (A)                          128,800           1,623
   H&E Equipment Services * (A)                          163,725           2,310
   Harsco                                                 22,600           1,190
   Hawaiian Holdings *                                    89,600             809
   Heico, Cl A                                            52,824           1,521
   Heidrick & Struggles International                     20,566             624
   Herman Miller (A)                                      30,050             846
   Hertz Global Holdings *                                90,400             860
   Hexcel *                                              153,900           3,198
   HNI                                                     2,903              67
   Horizon Lines, Cl A                                   233,180           3,027
   HUB Group, Cl A *                                      38,043           1,519
   Hubbell, Cl B (A)                                      40,678           1,770
   IDEX                                                   18,931             702
   IKON Office Solutions (A)                             192,916           3,339
   Insteel Industries                                      4,439              76
   Interface, Cl A                                        19,940             263
   ITT                                                    34,700           2,212
   JA Solar Holdings ADR * (A)                           143,491           2,558
   Jacobs Engineering Group *                             17,944           1,325
   JB Hunt Transport Services                            127,836           4,660
   John Bean Technologies *                                2,572              33
   Joy Global                                              5,020             357
   Kadant *                                               20,503             481
   Kaman                                                  13,504             407
   Kansas City Southern *                                 82,902           4,264
   Kaydon (A)                                             73,863           4,116
   KBR                                                    59,897           1,470
   Kennametal (A)                                         26,500             934
   Kirby *                                               114,349           5,235
   Ladish *                                               12,869             343
   Landstar System (A)                                    38,820           1,903
   LB Foster, Cl A *                                      10,055             388
   Lennox International (A)                              104,016           3,849
   Lincoln Electric Holdings                              37,541           3,032
   LSI Industries                                         21,726             187
   Lydall *                                               24,600             288
   Manitowoc (A)                                          25,800             650
   Manpower                                               12,572             604
   MasTec * (A)                                          154,497           2,181
   Mcgrath Rentcorp                                        3,900             111
   Monster Worldwide *                                    39,600             774
   Mueller Industries                                     39,900           1,119
   Navigant Consulting *                                  51,504             892
   NCI Building Systems * (A)                             23,300             892
   Old Dominion Freight Line * (A)                        84,409           2,808
   Orbital Sciences * (A)                                106,738           2,822
   Orion Marine Group * (A)                              161,900           2,103
   Oshkosh Truck                                          35,976             555
   Owens Corning *                                           153               4

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Paccar                                                 21,603   $         930
   Pacer International                                    22,379             472
   Pall                                                   66,384           2,696
   Perini * (A)                                           35,700             954
   Pitney Bowes                                           34,311           1,172
   PRG-Schultz International *                            21,000             248
   Quanta Services * (A)                                 153,818           4,912
   Regal-Beloit                                           30,400           1,427
   Republic Airways Holdings *                            94,000             812
   Resources Connection *                                305,015           7,375
   Ritchie Bros Auctioneers                               35,525             940
   Robbins & Myers                                        19,094             856
   Rollins                                               113,400           2,015
   RR Donnelley & Sons                                    53,878           1,502
   RSC Holdings * (A)                                    173,500           1,763
   Rush Enterprises, Cl A *                              145,606           1,921
   Ryder System (A)                                      114,849           7,410
   Sauer-Danfoss                                          18,084             593
   School Specialty *                                     28,369             865
   Seaboard                                                  420             545
   Shaw Group *                                           26,936           1,334
   Skywest                                                11,256             192
   Southwest Airlines                                     70,200           1,069
   Spirit Aerosystems Holdings, Cl A *                    45,000           1,026
   SPX                                                    10,000           1,193
   Standard Parking *                                    124,255           2,712
   Standard Register                                      25,068             284
   Steelcase, Cl A (A)                                   195,246           2,167
   Stericycle *                                           14,873             882
   Sunpower, Cl A * (A)                                   70,308           6,859
   Suntech Power Holdings ADR * (A)                       25,100           1,200
   SYKES Enterprises *                                   183,600           3,698
   TAL International Group (A)                            80,400           1,976
   TBS International, Cl A *                              25,900             749
   Tecumseh Products, Cl A *                              26,946             711
   Teledyne Technologies *                                16,600           1,035
   Teleflex                                               41,199           2,659
   Tetra Tech * (A)                                       80,301           2,295
   Textainer Group Holdings                              120,800           2,172
   Textron                                                55,000           2,261
   Thermadyne Holdings *                                  12,762             286
   Thomas & Betts *                                       19,800             912
   Toro                                                    3,014             123
   TransDigm Group *                                      67,510           2,536
   Trex * (A)                                              6,700             124
   Triumph Group                                          12,066             660
   Twin Disc                                               7,250             133
   UAL (A)                                                28,700             319
   Ultrapetrol Bahamas * (A)                              27,600             300
   United Rentals * (A)                                   78,439           1,270
   United Stationers *                                    71,260           3,533
   United Technologies                                     5,754             377
   URS *                                                  25,700           1,233
   Wabtec                                                 39,761           2,349
   Waste Connections * (A)                                85,031           3,087
   Watson Wyatt Worldwide, Cl A                          149,500           8,758
   Watts Water Technologies, Cl A                         18,267             519
   Werner Enterprises                                     35,245             804
   WESCO International *                                  64,826           2,492
   WW Grainger (A)                                        31,100           2,800
   Xerium Technologies (A)                                58,000             447
   YRC Worldwide * (A)                                    40,500             733
                                                                   -------------
                                                                         339,590
                                                                   -------------
INFORMATION TECHNOLOGY -- 17.2%
   3Com *                                                405,197             859

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Activision Blizzard * (A)                              44,350   $       1,456
   Acxiom                                                115,368           1,667
   ADC Telecommunications * (A)                          148,100           1,518
   Adtran (A)                                             61,600           1,404
   Advanced Analogic Technologies *                      259,716           1,187
   Advanced Energy Industries *                          133,758           2,158
   Advent Software *                                      24,800           1,147
   Akamai Technologies * (A)                             101,647           2,328
   Alliance Data Systems *                                23,000           1,478
   Amdocs *                                              119,600           3,611
   Amkor Technology * (A)                                234,200           1,759
   Analog Devices                                         27,698             774
   Anixter International * (A)                            22,200           1,639
   Ansys *                                                39,202           1,739
   Applied Micro Circuits *                              118,900             946
   Ariba * (A)                                            91,818           1,352
   Arris Group * (A)                                     466,515           4,413
   Arrow Electronics * (A)                                84,719           2,812
   Asyst Technologies *                                  411,400           1,695
   Atmel * (A)                                         1,535,145           6,433
   ATMI *                                                105,175           2,565
   Avnet *                                               127,198           3,733
   Avocent *                                              65,187           1,530
   Baidu.com ADR *                                         3,405           1,068
   Bankrate *                                             51,255           1,653
   Benchmark Electronics * (A)                           148,195           2,444
   Black Box                                              43,753           1,568
   Blackbaud                                               3,606              73
   Blackboard * (A)                                       44,934           1,796
   BMC Software * (A)                                     76,704           2,497
   Brightpoint *                                          90,185             776
   Broadridge Financial Solutions                        101,368           2,024
   CACI International, Cl A *                             25,348           1,284
   Cadence Design Systems * (A)                          142,024           1,135
   Captaris *                                                140               1
   Checkpoint Systems *                                   33,834             720
   China Digital TV Holding ADR * (A)                    106,900             998
   Ciena * (A)                                            55,200             959
   Cirrus Logic *                                         43,873             272
   Citrix Systems *                                       18,442             558
   Cognex                                                 31,664             641
   Coherent *                                             26,913             965
   CommScope * (A)                                        22,200           1,087
   Commvault Systems * (A)                                72,400           1,221
   Computer Sciences *                                    44,118           2,075
   Concur Technologies * (A)                              26,632           1,170
   Convergys *                                           118,100           1,742
   Cray *                                                 48,694             273
   Credence Systems *                                    348,003             393
   Cree *                                                  9,164             214
   CSG Systems International *                            57,944           1,095
   CTS (A)                                               117,541           1,556
   Cymer *                                                28,415             851
   Cypress Semiconductor * (A)                           159,480           5,170
   Daktronics                                              1,410              25
   DealerTrack Holdings * (A)                            202,615           3,734
   Diebold                                                97,228           3,856
   Digital River *                                        64,346           2,815
   Diodes * (A)                                           58,327           1,388
   Dolby Laboratories, Cl A * (A)                         74,900           3,048
   Double-Take Software *                                 10,107             133
   DSP Group * (A)                                       286,400           2,220

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   DST Systems *                                          11,400   $         704
   DTS *                                                 120,816           3,888
   Earthlink *                                            84,100             784
   EF Johnson Technologies * (A)                         118,500             213
   Electronics for Imaging *                              42,053             698
   Elixir Gaming Technologies *                          796,140             334
   Emulex *                                               65,037             873
   Equinix * (A)                                          78,946           6,355
   Euronet Worldwide *                                   182,835           3,435
   Factset Research Systems (A)                            7,200             452
   Fair Isaac                                                105               2
   Flextronics International *                           286,600           2,557
   Flir Systems *                                         28,680           1,024
   Gartner *                                              75,208           1,986
   Gevity HR (A)                                          75,900             626
   Global Cash Access Holdings * (A)                      48,100             288
   GSI Commerce * (A)                                    495,886           7,975
   Harris Stratex Networks, Cl A * (A)                   274,172           2,566
   Heartland Payment Systems                              48,287           1,089
   Hewitt Associates, Cl A *                              54,426           2,188
   Hughes Communications *                                 8,900             393
   Hutchinson Technology * (A)                            73,200           1,061
   IAC *                                                  35,035             582
   Imation (A)                                           101,581           2,158
   Immersion * (A)                                       171,600           1,141
   infoGROUP                                              10,894              72
   Information Services Group *                          254,380           1,254
   Ingram Micro, Cl A *                                   29,945             566
   Integral Systems                                        9,100             409
   Integrated Device Technology * (A)                    454,709           4,815
   InterDigital *                                          3,578              95
   Intermec *                                             11,253             226
   International Rectifier *                               5,389             113
   Internet Brands, Cl A * (A)                           248,731           1,739
   Intersil, Cl A                                         97,600           2,287
   Intuit *                                               43,700           1,314
   IPG Photonics *                                       109,230           2,225
   Itron * (A)                                            19,544           2,024
   j2 Global Communications *                             39,800             982
   Jabil Circuit                                          73,500           1,239
   JDA Software Group * (A)                              165,600           3,019
   Juniper Networks *                                     14,699             378
   Jupitermedia *                                        170,500             199
   Kenexa *                                               35,800             828
   Keynote Systems * (A)                                 180,796           2,535
   Knot * (A)                                            289,600           2,638
   Kulicke & Soffa Industries * (A)                      142,500             732
   Lam Research *                                          3,119             115
   Lawson Software * (A)                                 582,485           4,712
   Lender Processing Services                             30,800           1,026
   Lexmark International, Cl A * (A)                     100,201           3,604
   Linear Technology                                      24,400             796
   Littelfuse *                                           28,107             997
   LSI * (A)                                             250,300           1,664
   MAXIMUS (A)                                            27,424           1,015
   McAfee *                                                5,923             234
   MEMC Electronic Materials *                             7,000             344
   Mentor Graphics *                                      22,486             274
   MercadoLibre * (A)                                     28,858             891
   Metavante Technologies *                               50,300           1,189
   Methode Electronics                                   100,100           1,100
   Mettler Toledo International * (A)                     49,976           5,258

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Micron Technology * (A)                               278,900   $       1,183
   Micros Systems *                                       36,169           1,115
   Microsemi *                                           287,450           7,906
   MicroStrategy, Cl A *                                  11,843             760
   Microtune *                                            34,750             129
   MIPS Technologies, Cl A * (A)                         348,200           1,386
   MKS Instruments *                                      89,095           2,008
   Molex                                                  81,248           1,960
   Monolithic Power Systems *                             36,686             894
   Monotype Imaging Holdings *                            99,742           1,251
   Move *                                                214,025             578
   MTS Systems                                             8,913             370
   Multi-Fineline Electronix * (A)                        51,000             870
   National Semiconductor                                 35,719             765
   NCR *                                                  14,825             392
   Net 1 UEPS Technologies *                             116,768           3,132
   Netgear *                                             119,500           2,014
   Netlogic Microsystems *                                 3,500             122
   Novatel Wireless * (A)                                279,800           1,743
   Novellus Systems * (A)                                 30,300             687
   Nuance Communications * (A)                           110,980           1,753
   Omniture *                                            146,140           2,604
   ON Semiconductor * (A)                                651,815           6,173
   Open Text *                                            25,608             898
   OSI Systems * (A)                                      70,371           1,633
   Palm (A)                                              288,101           2,452
   Parametric Technology * (A)                           152,448           3,061
   Park Electrochemical (A)                               77,200           2,163
   Parkervision * (A)                                    174,850           1,888
   Pericom Semiconductor *                                77,966           1,063
   Perot Systems, Cl A *                                  80,534           1,434
   Plantronics                                            20,077             518
   Plexus *                                               46,017           1,290
   PMC - Sierra * (A)                                    539,600           4,856
   Polycom * (A)                                         353,600           9,915
   Power Integrations *                                   50,793           1,495
   Powerwave Technologies *                              104,695             529
   QLogic * (A)                                           70,300           1,313
   RealNetworks *                                         28,900             192
   Red Hat * (A)                                         226,700           4,761
   RF Micro Devices * (A)                                403,800           1,567
   Richardson Electronics                                 27,728             186
   Riverbed Technology * (A)                             308,100           5,241
   Rofin-Sinar Technologies *                              9,700             392
   Rudolph Technologies *                                192,000           1,620
   SAIC *                                                 72,867           1,461
   Salary.com *                                          223,825           1,112
   Salesforce.com *                                       12,905             723
   Sapient *                                             140,300           1,301
   SAVVIS *                                              144,295           2,291
   Scansource *                                           25,095             755
   Seachange International *                             144,500           1,240
   Seagate Technology                                     77,800           1,160
   Secure Computing *                                     16,871              72
   Sierra Wireless * (A)                                  47,500             604
   Silicon Image *                                        62,521             433
   Silicon Laboratories *                                 35,997           1,213
   SkillSoft ADR *                                       515,344           5,612
   Skyworks Solutions * (A)                              196,400           1,905
   Sohu.com * (A)                                         27,028           2,036
   Solera Holdings *                                     161,324           4,974
   Standard Microsystems *                                 4,264             125
   Stratasys * (A)                                        67,059           1,117
   Sybase * (A)                                          181,953           6,260
   Symyx Technologies *                                   20,513             227

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   SYNNEX *                                                8,178   $         188
   Synopsys *                                            196,149           4,223
   Tech Data *                                            13,301             454
   Technitrol                                             44,652             706
   TechTarget *                                           86,682             624
   Techwell * (A)                                         17,900             198
   Tekelec *                                               3,841              63
   TeleCommunication Systems, Cl A *                      17,200             144
   TeleTech Holdings *                                   118,500           1,827
   Teradata *                                            116,500           2,862
   Teradyne *                                             69,800             651
   Terremark Worldwide *                                 345,145           2,495
   Tessera Technologies *                                 99,092           2,306
   TNS *                                                  44,100           1,010
   Trimble Navigation *                                  149,822           5,072
   TriQuint Semiconductor * (A)                          410,157           2,580
   TTM Technologies * (A)                                289,300           3,466
   Ultimate Software Group *                              49,645           1,392
   Ultratech *                                            31,481             467
   Unisys *                                               79,815             326
   United Online (A)                                     217,538           2,291
   Universal Display * (A)                               105,700           1,499
   Valueclick * (A)                                      100,700           1,298
   Varian Semiconductor Equipment Associates *            18,825             608
   Vasco Data Security International * (A)               111,202           1,537
   Veeco Instruments *                                    35,650             599
   VeriFone Holdings *                                     6,629             134
   Verigy *                                               64,610           1,193
   Vignette *                                             35,443             483
   VistaPrint * (A)                                      302,141          10,043
   Vocus * (A)                                            35,268           1,257
   WebMD Health, Cl A * (A)                               34,909           1,105
   Western Digital *                                     105,100           2,865
   Wind River Systems *                                  132,300           1,462
   Wright Express *                                      124,700           3,710
   Xyratex *                                              51,956             748
   Zebra Technologies, Cl A *                              4,261             133
   Zoran *                                                11,455             102
   Zygo *                                                114,620           1,201
                                                                   -------------
                                                                         388,186
                                                                   -------------
MATERIALS -- 5.2%
   A. Schulman                                            42,400           1,027
   Airgas                                                 66,056           3,914
   AK Steel Holding                                       16,867             887
   Albemarle (A)                                          94,637           3,761
   AM Castle                                              51,670           1,038
   AMCOL International (A)                                66,000           2,406
   Arch Chemicals                                         10,595             389
   Ashland (A)                                            74,212           3,037
   Bemis                                                  57,672           1,610
   Buckeye Technologies *                                107,800             993
   Cabot                                                  63,208           1,749
   Calgon Carbon *                                        36,577             780
   Carpenter Technology                                   74,643           2,898
   Celanese, Cl A                                         41,411           1,597
   Century Aluminum *                                     40,012           1,951
   Chemtura                                              111,478             735
   Commercial Metals                                      25,400             661
   Crown Holdings *                                      159,500           4,425
   Domtar *                                              179,932           1,027
   Eastman Chemical (A)                                   44,278           2,671
   Ferro                                                  85,924           1,894
   FMC                                                    27,951           2,056
   Frontera Copper (Canada) *                            501,200             993

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   GenTek *                                                8,951   $         259
   Greif, Cl A                                            46,477           3,212
   Grupo Simec ADR *                                     132,500           1,762
   H.B. Fuller (A)                                        71,382           1,861
   Hercules                                               47,887           1,032
   Horsehead Holding *                                   245,600           2,043
   Innophos Holdings                                      30,900           1,158
   Innospec                                               46,806             734
   Intrepid Potash *                                       6,700             317
   KapStone Paper and Packaging * (A)                     12,200              91
   Katanga Mining (Canada) *                             179,500           1,948
   Koppers Holdings                                       10,597             485
   Lubrizol                                               63,666           3,374
   MeadWestvaco (A)                                       82,317           2,180
   Myers Industries                                      101,472           1,335
   Nalco Holding                                          41,209             942
   Neenah Paper                                           49,815             967
   NewMarket                                              36,436           2,475
   Olin (A)                                               70,442           1,896
   Olympic Steel                                          13,900             662
   OM Group *                                             65,500           2,430
   Owens-Illinois *                                       62,522           2,788
   Packaging of America                                   34,485             888
   Pactiv *                                              162,561           4,368
   PolyOne *                                             173,800           1,427
   Quaker Chemical                                         3,100              92
   Reliance Steel & Aluminum (A)                         114,962           6,555
   Rock-Tenn, Cl A                                        85,300           3,129
   Rockwood Holdings *                                    36,254           1,372
   RPM International (A)                                  38,400             829
   RTI International Metals *                              3,000             101
   Schnitzer Steel Industries, Cl A                       15,500           1,060
   Schweitzer-Mauduit International                       16,855             320
   ShengdaTech *                                          14,600             139
   Sherritt International                                 95,300             859
   Silgan Holdings                                       143,821           7,528
   Sonoco Products                                        77,705           2,685
   Spartech                                                  523               6
   Terra Industries                                       36,087           1,813
   Texas Industries (A)                                   33,833           1,782
   Titanium Metals (A)                                   105,200           1,516
   United States Steel                                     4,300             572
   Universal Stainless & Alloy *                          54,500           1,970
   US Concrete *                                          31,650             132
   Valspar                                                 6,389             151
   Western Goldfields *                                  980,000           1,646
                                                                   -------------
                                                                         117,390
                                                                   -------------
TELECOMMUNICATION SERVICES -- 2.2%
   Alaska Communications Systems Group                    96,225           1,012
   Atlantic Telegraph-Network                             11,100             372
   Cbeyond * (A)                                         119,299           2,020
   Centennial Communications * (A)                       467,100           3,559
   CenturyTel                                            117,797           4,549
   Cincinnati Bell * (A)                                 245,671             958
   Clearwire, Cl A * (A)                                 187,800           1,850
   Embarq                                                 18,500             872
   Fairpoint Communications (A)                          280,400           2,482
   Frontier Communications                                 8,618             108
   Globalstar * (A)                                      592,100           1,836
   Iowa Telecommunications Services                       58,054           1,068
   NeuStar, Cl A *                                       149,003           3,578

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   NII Holdings * (A)                                    155,000   $       8,141
   NTELOS Holdings                                        24,800             738
   SBA Communications, Cl A * (A)                        309,772          10,820
   Sierra Wireless *                                      99,300           1,262
   Syniverse Holdings * (A)                               61,500           1,020
   Telephone & Data Systems                                6,954             267
   Time Warner Telecom, Cl A * (A)                       201,610           3,093
   USA Mobility                                           19,925             225
                                                                   -------------
                                                                          49,830
                                                                   -------------
UTILITIES -- 4.2%
   AGL Resources                                         145,867           4,822
   Alliant Energy                                         64,976           2,271
   Atmos Energy                                           28,166             776
   Avista (A)                                             36,400             812
   Black Hills                                            10,517             356
   Cascal                                                 55,000             579
   Centerpoint Energy                                    241,700           3,838
   Cia de Saneamento de Minas Gerais-
      COPASA (Brazil)                                    118,200           1,766
   Cleco                                                  88,507           2,231
   CMS Energy                                              9,000             122
   Consolidated Edison                                    21,719             888
   DPL                                                    46,775           1,161
   Empire District Electric                               47,519           1,003
   Energen                                               101,421           5,663
   Equitable Resources                                    70,626           3,525
   Great Plains Energy                                    30,650             719
   Idacorp (A)                                            48,602           1,448
   Integrys Energy Group                                  52,248           2,731
   ITC Holdings                                           76,435           4,281
   Laclede Group                                           7,725             347
   MDU Resources Group                                    13,675             452
   New Jersey Resources                                   60,091           2,174
   Nicor (A)                                              50,100           2,299
   NiSource                                               50,543             833
   Northeast Utilities                                    42,279           1,137
   Northwest Natural Gas (A)                              43,992           2,144
   NorthWestern                                           99,325           2,612
   OGE Energy                                             59,712           2,012
   Oneok                                                  57,418           2,510
   Ormat Technologies (A)                                 11,200             562
   Pepco Holdings                                          8,400             213
   Pinnacle West Capital                                  82,901           2,917
   PNM Resources                                          10,336             122
   PNOC Energy Development (Philippines)              10,297,500           1,020
   Portland General Electric                             168,335           4,312
   Puget Energy                                           58,600           1,635
   Questar                                                 8,400             436
   Reliant Energy *                                       49,359             840
   SCANA (A)                                             150,396           5,896
   Sierra Pacific Resources                              123,996           1,394
   Southwest Gas                                          72,568           2,202
   TECO Energy                                            63,600           1,135
   UGI                                                    78,143           2,149
   Unisource Energy                                        3,021              97
   Vectren                                               143,668           3,985
   Westar Energy                                          69,346           1,571
   WGL Holdings                                           53,223           1,714
   Wisconsin Energy                                      130,682           6,111

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008


                                              Shares/Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                   ------------------   -------------
   Xcel Energy                                            46,788   $         960
                                                                   -------------
                                                                          94,783
                                                                   -------------
Total Common Stock
   (Cost $2,215,227($ Thousands)                                       2,165,679
                                                                   -------------
EXCHANGE TRADED FUNDS -- 0.2%
   iShares Russell 2000 Index Fund                        11,993             884
   iShares Russell Midcap Value Index
      Fund                                                24,262           1,050
   Midcap SPDR Trust Series 1                             11,539           1,711
   Powershares                                            15,834             730
                                                                   -------------
Total Exchange Traded Funds
   (Cost $4,434) ($ Thousands)                                             4,375
                                                                   -------------
CONVERTIBLE BONDS -- 0.1%
ENERGY -- 0.1%
   Nova Biosource Fuels 10.000%, 09/30/12 (C)             $1,826             815
   Scorpio Mining 7.000%, 05/05/11 (B)                       509             441
                                                                   -------------
Total Convertible Bonds
   (Cost $2,314) ($ Thousands)                                             1,256
                                                                   -------------
PREFERRED STOCK -- 0.0%
FINANCIALS -- 0.0%
   East West Bancorp                                         757             624
                                                                   -------------
Total Preferred Stock
   (Cost $757) ($ Thousands)                                                 624
                                                                   -------------

                                                     Number of
                                                     Warrants
                                                  --------------
WARRANTS -- 0.0%
   Oilsands Quest, Expires 12/05/09 *                     20,000              24
                                                                   -------------

   Rentech, Expires 04/25/12 * (B)                        13,800              12
                                                                   -------------
   Titanium Asset Management, Expires 06/21/11*          105,000             142
                                                                   -------------
   Triplecrown Acquisition, Expires 10/22/12*            178,525              80
                                                                   -------------
Total Warrants
   (Cost $189) ($ Thousands)                                                 258
                                                                   -------------
AFFILIATED PARTNERSHIP -- 26.6%
   SEI Liquidity Fund, L.P.
      2.740%+++ ** (F)                               604,494,503         600,776
                                                                   -------------
Total Affiliated Partnership
   (Cost $604,495)($ Thousands)                                          600,776
                                                                   -------------


                                                     Face Amount    Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
-----------                                 --------------------   -------------
U.S. TREASURY OBLIGATION (D) (E) -- 0.2%
   U.S. Treasury Bill 1.657%, 11/20/08                    $4,714   $       4,697
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $4,697) ($ Thousands)                                             4,697
                                                                   -------------
CASH EQUIVALENT -- 4.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700%+++**             109,169,428         109,169
                                                                   -------------
Total Cash Equivalent
   (Cost $109,169) ($ Thousands)                                         109,169
                                                                   -------------
Total Investments -- 127.6%
   (Cost $2,941,282)($ Thousands)+                                 $   2,886,834
                                                                   =============

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                       Number of                   Unrealized
Type of                Contracts    Expiration    Appreciation
Contract             Long (Short)      Date      ($ Thousands)
------------------   ------------   ----------   -------------
Russell E-Mini                340     Sep-2008   $       2,114
S&P Mid 400 E-Mini            292     Sep-2008             607
                                                 -------------
                                                 $       2,721
                                                 =============

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

August 31, 2008


Restricted Securities -- At August 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at August 31, 2008, were as follows:

                                 Number of
                                  Shares/
                                   Face                      Right to
                                  Amount      Acquisition     Acquire        Cost       Market Value   % of Net
                               ($Thousands)       Date         Date      ($Thousands)   ($Thousands)    Assets
                               ------------   -----------   ----------   ------------   ------------   --------
SMALL/MID CAP FUND
   Cougar Biotechnology PIPE         39,300      12/14/07     12/14/07          1,140          1,353      0.06%
   Rentech                           13,800     4/20/2007    4/20/2007             --             12      0.00%
   Scorpio Mining                       509      5/5/2008     5/5/2008            499            441      0.02%
   Thunderbird Resorts PIPE         148,600    11/15/2007   11/15/2007          1,337          1,337      0.06%
   Thunderbird Resorts PIPE           3,100      2/6/2008     2/6/2008             28             28      0.00%
   Value Creation                    71,690     2/29/2008    2/29/2008            871            568      0.03%
                                                                               ------         ------      ----
                                                                               $3,875         $3,739      0.17%
                                                                               ------         ------      ----

     Percentages are based on a Net Assets of $2,262,491($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008.

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $2,941,282($ Thousands), and the unrealized appreciation and depreciation were $186,527($ Thousands) and $(237,256)($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $576,551 ($ Thousands).

(B) Securities considered illiquid and restricted. The total value of such securities as of August 31, 2008 was $3,739 ($ Thousands) and represented 0.17% of Net Assets.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $600,776 ($ Thousands)

ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 86.7%
AUSTRALIA -- 4.2%
   AGL Energy (A)                                         10,067   $         132
   Aquila Resources * (A)                                    400               6
   Australia & New Zealand Banking Group (A)             164,960           2,330
   AWB (A)                                                52,160             131
   Babcock & Brown (A) (B)                                11,693              24
   BHP Billiton (A)                                      295,130          10,396
   BlueScope Steel (A)                                    58,570             462
   Boart Longyear Group (A)                                9,755              16
   Centennial Coal (A)                                   102,355             500
   Challenger Financial Services Group (A) (B)           124,081             288
   Coca-Cola Amatil (A)                                   14,751             108
   Commonwealth Bank of Australia (A)                     32,230           1,163
   Computershare (A)                                      28,530             220
   CSL (A)                                                88,396           3,094
   Downer EDI (A)                                         69,942             444
   Felix Resources (A)                                    12,930             222
   Fortescue Metals Group * (A)                           77,382             504
   Foster's Group (A)                                    187,868             899
   Goodman Fielder (A)                                   261,590             331
   Goodman Group ++ (A)                                   83,128             225
   Incitec Pivot (A)                                      23,541           3,212
   ING Industrial Fund ++ (A) (B)                        224,884             307
   JB Hi-Fi * (A)                                          2,867              34
   Leighton Holdings (A) (B)                              50,510           1,999
   Lion Nathan * (A)                                      12,500              96
   Macquarie Airports (A) (B)                            445,620           1,216
   Macquarie Group (A) (B)                                 5,411             201
   Macquarie Infrastructure Group (A) (B)                641,295           1,199
   Macquarie Office Trust ++ (A)                          34,360              31
   Mirvac Group ++ (A)                                    46,125             113
   Mount Gibson Iron * (A)                                73,400             151
   National Australia Bank (A)                            97,832           2,036
   Newcrest Mining (A)                                    86,900           2,044
   Nufarm (A)                                             14,300             203
   OneSteel (A)                                          111,763             655
   Orica (A)                                              20,200             429
   Origin Energy (A)                                      30,600             423
   Pacific Brands (A)                                    174,604             332
   Portman * (A)                                           5,318              85
   Qantas Airways (A) (B)                                576,250           1,664
   Rio Tinto (A) (B)                                      29,390           3,196
   Santos (A)                                             22,900             393
   Seven Network (A)                                      11,131              75
   TABCORP Holdings (A) (B)                               45,886             336
   Tatts Group (A) (B)                                    38,084              86
   Telstra (A)                                           528,052           1,966
   Tower Australia Group * (A)                             9,038              23
   Wesfarmers (A)                                         14,704             390
   Westfield Group ++ (A)                                 42,000             618
   Westpac Banking (A) (B)                                68,526           1,373
   Woodside Petroleum (A)                                 12,200             657
   Woolworths (A)                                         70,770           1,714
   WorleyParsons (A)                                      11,729             370
                                                                   -------------
                                                                          49,122
                                                                   -------------
AUSTRIA -- 0.7%
   Erste Group Bank (A) (B)                                6,228             374

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Immoeast * (A)                                         77,141   $         496
   IMMOFINANZ (A)                                         16,769             153
   OMV (A)                                                44,504           2,861
   Raiffeisen International Bank Holding (A)               3,600             394
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A (A)                  5,179             392
   Voestalpine (A)                                        72,173           3,921
                                                                   -------------
                                                                           8,591
                                                                   -------------
BELGIUM -- 0.9%
   Banque Nationale de Belgique (A)                            3              13
   Colruyt (A)                                             1,630             446
   Delhaize Group (A)                                     13,200             855
   Dexia (A) (B)                                          46,677             662
   Euronav (A)                                             6,256             266
   Fortis (A)                                            137,414           1,910
   Gimv (A)                                                  286              17
   Groupe Bruxelles Lambert (A)                            6,271             654
   KBC Groep (A)                                           5,450             520
   Solvay (A) (B)                                         29,055           3,570
   UCB (A)                                                13,107             514
   Umicore (A)                                            13,324             586
                                                                   -------------
                                                                          10,013
                                                                   -------------
BERMUDA -- 0.0%
   Road King Infrastructure * (A)                         12,000               9
   Seadrill (NOK) (A)                                     10,650             292
                                                                   -------------
                                                                             301
                                                                   -------------
BRAZIL -- 0.3%
   Banco do Brasil                                       134,000           1,947
   Cia Vale do Rio Doce ADR, Cl B                         20,200             480
   Uniao de Bancos Brasileiros GDR                         7,200             861
                                                                   -------------
                                                                           3,288
                                                                   -------------
CANADA -- 3.0%
   Agrium                                                  7,510             636
   Bank of Nova Scotia                                    13,530             626
   Brookfield Asset Management, Cl A                      19,900             619
   Canadian Imperial Bank of Commerce (B)                 14,900             902
   Eastern Platinum *                                    494,050             732
   EnCana                                                 85,340           6,402
   Fairfax Financial Holdings                              2,000             440
   Gerdau Ameristeel                                      86,800           1,228
   Goldcorp                                               95,090           3,227
   Inmet Mining                                            5,900             356
   National Bank of Canada                                34,760           1,641
   Nexen                                                  53,561           1,682
   Petro-Canada                                           52,170           2,311
   Potash Corp of Saskatchewan                            16,695           2,898
   Potash Saskatchewan                                     3,910             682
   Research In Motion *                                   37,990           4,620
   Royal Bank of Canada (B)                               27,400           1,260
   Sun Life Financial                                     45,500           1,758
   Teck Cominco, Cl B (B)                                 32,500           1,360
   TELUS, Cl A                                               146               6
   Toronto-Dominion Bank                                  31,490           1,846
                                                                   -------------
                                                                          35,232
                                                                   -------------
CHINA -- 0.7%
   Bank of Communications, Cl H (A) (B)                1,958,000           2,245
   China COSCO Holdings, Cl H (A)                        759,000           1,440

       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   China Life Insurance, Cl H (A)                        630,650   $       2,397
   China Petroleum & Chemical, Cl H (A)                1,535,790           1,479
   Foxconn International Holdings * (A)                  224,770             167
                                                                   -------------
                                                                           7,728
                                                                   -------------
CZECH REPUBLIC -- 0.3%
   CEZ (A)                                                38,600           2,912
                                                                   -------------
DENMARK -- 1.1%
   A P Moeller - Maersk, Cl A (A)                             92           1,033
   A P Moeller - Maersk, Cl B (A)                            168           1,890
   Carlsberg, Cl B (A)                                       450              40
   D/S Nordern (A)                                         3,809             361
   Danske Bank (A)                                        44,085           1,245
   East Asiatic (A)                                        3,935             239
   FLSmidth (A)                                            3,600             290
   Novo-Nordisk, Cl B (A)                                 17,680             990
   Sydbank (A)                                             9,237             302
   Vestas Wind Systems * (A)                              46,553           6,340
                                                                   -------------
                                                                          12,730
                                                                   -------------
FINLAND -- 1.2%
   Fortum (A)                                             20,917             862
   Kone, Cl B (A)                                          5,130             159
   Konecranes (A)                                         20,681             685
   Metso (A)                                              25,017             977
   Nokia (A)                                             152,497           3,833
   Nokian Renkaat (A)                                     17,166             613
   Outokumpu (A)                                          81,660           1,962
   Rautaruukki (A)                                        13,513             460
   Sampo, Cl A (A)                                        31,388             792
   Stora Enso, Cl R (A)                                  135,800           1,365
   UPM-Kymmene (A) (B)                                    54,000             926
   Wartsila, Cl B (A)                                     15,900             916
   YIT (A)                                                 1,362              21
                                                                   -------------
                                                                          13,571
                                                                   -------------
FRANCE -- 8.2%
   Air France-KLM (A)                                     15,900             384
   Alstom (A)                                             19,543           1,992
   Arkema (A)                                             15,200             736
   Atos Origin (A)                                         1,773              96
   AXA (A)                                                31,629           1,013
   BNP Paribas (A)                                        75,297           6,779
   Capital Gemini (A)                                     22,051           1,306
   Carrefour (A)                                           1,871              99
   Casino Guichard Perrachon (A)                          13,952           1,372
   Christian Dior (A)                                      3,582             382
   Cie de Saint-Gobain (A) (B)                             9,733             597
   CNP Assurances (A)                                      5,055             609
   Compagnie Generale des Etablissements
      Michelin, Cl B (A)                                  20,000           1,301
   Credit Agricole (A)                                   157,044           3,341
   Eramet (A)                                              1,231             676
   Eutelsat Communications * (A)                          10,613             295
   France Telecom (A)                                    361,868          10,708
   Gaz de France (A)                                      83,076           4,799
   Gemalto * (A)                                          16,694             716
   Lafarge (A)                                            12,747           1,543
   Lagardere S.C.A. (A)                                   30,567           1,712
   LVMH Moet Hennessy Louis Vuitton (A)                    9,187             979
   Peugeot (A)                                            42,649           2,034

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   PPR (A)                                                 1,182   $         138
   Rallye (A)                                              2,218             101
   Renault (A)                                            51,002           4,273
   Sanofi-Aventis (A)                                    171,032          12,178
   Schneider Electric (A) (B)                             12,024           1,213
   SCOR (A)                                               16,907             391
   Societe Generale (A)                                   39,588           3,833
   Suez Environnement *                                   68,947           1,988
   Technip (A)                                            29,810           2,455
   Thales (A)                                             10,297             582
   Total (A)                                             266,576          19,219
   UBISOFT Entertainment * (A)                             5,160             483
   Unibail-Rodamco ++ (A)                                  5,303           1,105
   Valeo (A)                                               7,000             250
   Vallourec (A)                                           5,900           1,647
   Vilmorin & Cie (A)                                        230              35
   Vinci (A)                                              11,910             679
   Vivendi (A)                                            57,801           2,241
   Wendel (A) (B)                                          9,249           1,023
                                                                   -------------
                                                                          97,303
                                                                   -------------
GERMANY -- 8.8%
   Allianz (A)                                            36,305           6,069
   BASF (A)                                              217,788          12,610
   Bayer (A)                                             120,264           9,538
   Bilfinger Berger (A)                                    4,746             335
   Commerzbank (A)                                        34,739           1,021
   DaimlerChrysler (A)                                    24,769           1,449
   Deutsche Bank (A) (B)                                  72,965           6,219
   Deutsche Beteiligungs (A)                              16,680             435
   Deutsche Boerse (A)                                       514              49
   Deutsche Lufthansa (A)                                149,957           3,232
   Deutsche Post (A)                                     131,060           3,080
   Deutsche Telekom (A)                                  230,654           3,833
   E.ON (A)                                              328,930          19,277
   Fresenius Medical Care (A)                             68,240           3,672
   GEA Group (A)                                          17,690             558
   Hannover Rueckversicherung (A)                          6,331             271
   Henkel (A)                                             30,648           1,075
   Hypo Real Estate Holding (A) (B)                       15,633             382
   Infineon Technologies * (A)                           121,400           1,039
   K+S (A)                                                26,827           3,249
   KSB (A)                                                   129              90
   Linde (A)                                               4,440             560
   MAN (A)                                                21,469           2,102
   Merck KGaA (A)                                          4,280             492
   Muenchener Rueckversicherungs (A)                      28,650           4,464
   Norddeutsche Affinerie (A)                              7,045             327
   Q-Cells * (A) (B)                                      13,900           1,397
   Rheinmetall (A)                                         1,198              76
   RWE (A)                                                49,452           5,353
   Salzgitter (A)                                         16,724           2,572
   SAP (A)                                                21,538           1,211
   SGL Carbon * (A)                                       53,740           3,236
   Siemens (A)                                             4,343             474
   Sixt (A)                                                1,010              31
   Suedzucker (A)                                         27,314             465
   ThyssenKrupp (A)                                       51,783           2,593
   Tognum (A)                                             20,079             442
   TUI (A) (B)                                            60,970           1,217
                                                                   -------------
                                                                         104,495
                                                                   -------------

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
GREECE -- 0.3%
   Alpha Bank (A)                                         27,950   $         714
   Bank of Greece (A)                                        134              12
   Coca Cola Hellenic Bottling (A)                           366               9
   National Bank of Greece (A)                            19,789             876
   OPAP (A)                                               34,536           1,214
   Public Power (A)                                       18,680             472
                                                                   -------------
                                                                           3,297
                                                                   -------------
HONG KONG -- 2.5%
   Allied Properties HK (A)                               96,000              16
   BOC Hong Kong Holdings (A)                            839,750           1,867
   Cheung Kong Holdings (A)                               35,000             497
   China Mobile (A)                                      367,100           4,167
   China Netcom Group Hong Kong (A)                      328,000             776
   Chinese Estates Holdings (A)                           25,000              35
   CITIC International Financial
      Holdings (A)                                        34,270              27
   Citic Pacific (A)                                     110,630             384
   CLP Holdings (A)                                       88,000             714
   Dairy Farm International Holdings (A)                   1,700               9
   Emperor International Holdings (A)                     46,580              13
   Esprit Holdings (A)                                   200,230           1,653
   GOME Electrical Appliances Holdings * (A)             531,240             218
   Great Eagle Holdings (A)                               72,500             201
   Guoco Group (A)                                        38,000             398
   Hang Seng Bank (A)                                     89,130           1,758
   Henderson Land Development (A)                        156,900             946
   Hongkong & Shanghai Hotels (A)                        127,500             182
   HongKong Electric Holdings (A)                        199,870           1,269
   Hongkong Land Holdings (A)                            375,000           1,350
   Hopewell Highway Infrastructure (A)                   143,500             109
   Hopewell Holdings (A)                                  49,000             186
   Hutchison Telecommunications
      International * (A)                                211,680             264
   Hutchison Whampoa (A)                                 218,980           2,032
   Hysan Development (A)                                  29,000              79
   Jardine Matheson Holdings (A)                           9,200             265
   Jardine Strategic Holdings (A)                          1,000              16
   Johnson Electric Holdings (A)                         298,100             121
   K Wah International Holdings (A)                       32,900              10
   Kowloon Development (A)                                93,000             144
   Lenovo Group (A) (B)                                2,577,000           1,727
   New World Development (A)                             113,000             172
   Noble Group (A)                                       384,000             520
   NWS Holdings (A)                                       72,300             160
   Orient Overseas International (A)                      34,500             118
   Pacific Andes Holdings (SGD) (A) (B)                   46,000              12
   Pacific Basin Shipping (A)                            218,000             296
   Pacific Century Premium Developments (A)              262,000              93
   SEA Holdings (A)                                        4,000               2
   Singamas Container Holdings (A)                       298,100              72
   Sinolink Worldwide Holdings (A)                       618,000              83
   Sun Hung Kai (A)                                      380,100             287
   Sun Hung Kai Properties (A)                           182,900           2,495
   Swire Pacific, Cl A (A)                                 8,000              80
   Texwinca Holdings (A)                                   8,000               7
   Tian An China Investment (A)                          502,900             288
   Transport International Holdings (A)                   18,000              65
   USI Holdings (A)                                       20,000               7

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Wharf Holdings (A)                                    645,400   $       2,333
   Wheelock (A)                                          170,400             404
   Wing Hang Bank (A)                                      5,500              63
   Wing On International (A)                               7,000              12
   Yue Yuen Industrial Holdings (A) (B)                   85,490             236
                                                                   -------------
                                                                          29,238
                                                                   -------------
INDIA -- 0.2%
   Reliance Industries GDR (A) (C) (D)                    24,000           2,293
                                                                   -------------
INDONESIA -- 0.2%
   Bumi Resources (A)                                  3,218,000           1,913
                                                                   -------------
IRELAND -- 0.1%
   Anglo Irish Bank (A)                                    1,887              16
   DCC (A)                                                15,120             367
   Irish Life & Permanent (A)                             28,643             268
   Paddy Power (A)                                        14,210             334
                                                                   -------------
                                                                             985
                                                                   -------------
ISRAEL -- 0.3%
   Teva Pharmaceutical Industries ADR (B)                 75,260           3,563
                                                                   -------------
ITALY -- 2.8%
   A2A (A)                                                76,571             240
   ACEA (A)                                               22,990             407
   Banca Intesa (A)                                      191,769           1,033
   Banca Intesa RNC (A)                                   88,299             429
   Banche Popolari Unite (A)                             104,420           2,343
   Banco Popolare Scarl (A)                               63,362           1,211
   Enel (A)                                              520,071           4,792
   ENI (A)                                               332,454          10,821
   Fiat (A)                                               60,567             940
   Fondiaria-Sai (A)                                      24,800             690
   IFIL - Investments (A) (B)                            117,550             768
   Iride (A)                                               9,076              25
   Italcementi (A) (B)                                    14,155             184
   Mediobanca (A)                                         30,070             430
   Prysmian (A)                                           12,949             318
   Telecom Italia (A)                                  4,480,177           6,785
   Terna Rete Elettrica Nazionale (A)                    103,182             416
   UniCredito Italiano (A)                               196,563           1,061
   Unipol Gruppo Finanziario (A)                         284,258             711
                                                                   -------------
                                                                          33,604
                                                                   -------------
JAPAN -- 16.1%
   77 Bank (A)                                            10,000              57
   Acom (A)                                                7,000             196
   Aeon (A)                                               50,000             575
   Aichi Bank (A)                                            100               7
   Aisin Seiki (A)                                        17,000             449
   Akita Bank (A)                                          1,000               4
   Aloka * (A)                                             2,200              28
   Alps Electric (A)                                       3,300              30
   Amada (A)                                              48,000             292
   Amano (A)                                               5,900              51
   AOKI Holdings (A)                                       2,500              33
   Aoyama Trading (A)                                      4,200              76
   Aozora Bank (A)                                        15,000              29
   Asahi Breweries (A)                                    76,000           1,412
   Asahi Glass (A)                                        46,000             490

       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Asahi Kasei (A)                                       102,000   $         480
   Astellas Pharma (A)                                     6,700             303
   Autobacs Seven (A)                                     12,500             348
   Bank of Kyoto (A)                                      54,000             565
   Bank of Nagoya (A)                                     16,000              87
   Belluna (A)                                             2,850              14
   Benesse (A)                                            10,600             466
   Bridgestone (A)                                        46,000             775
   Calsonic Kansei * (A)                                  17,000              57
   Canon (A)                                               1,200              54
   Canon Electronics * (A)                                 3,600              66
   Canon Finetech (A)                                      2,300              28
   Cawachi (A)                                             5,000             106
   Central Japan Railway (A)                                 200           2,084
   Chiba Kogyo Bank * (A)                                  2,800              34
   Chubu Electric Power (A)                                7,900             189
   Chudenko (A)                                            4,300              62
   Circle K Sunkus (A)                                     8,400             138
   CKD (A)                                                 2,700              13
   CMK (A)                                                25,400             157
   Coca-Cola Central Japan (A)                                 3              20
   Coca-Cola West Holdings (A)                            11,000             255
   Corona (A)                                                700               9
   Cosmo Oil (A)                                          52,000             152
   Credit Saison (A)                                      18,800             380
   CyberAgent * (A)                                          246             236
   Daiei * (A)                                            50,350             399
   Daihatsu Motor (A)                                     46,000             568
   Daiichikosho (A)                                        3,800              39
   Dainippon Ink and Chemicals (A)                       107,000             238
   Dainippon Sumitomo Pharma (A)                          20,000             178
   DaVinci Advisors * (A) (B)                                321             104
   DCM Japan Holdings (A)                                  4,200              31
   Dena (A)                                                   37             181
   Denki Kagaku Kogyo (A)                                 34,000              96
   Doutor Nichires Holdings (A)                            3,800              63
   East Japan Railway (A)                                     26             207
   Eighteenth Bank (A)                                    11,000              29
   Electric Power Development (A)                         20,900             771
   FamilyMart (A)                                         38,700           1,572
   Fancl * (A)                                               400               5
   Fast Retailing (A)                                     18,800           1,903
   Fuji Electric Holdings (A)                             67,000             158
   Fuji Fire & Marine Insurance (A)                       29,000              79
   Fuji Heavy Industries (A)                              44,000             252
   Fuji Machine Manufacturing (A)                          1,700              24
   Fuji Oil * (A)                                          2,300              25
   Fuji Television Network (A)                               206             297
   Fujitsu (A)                                           603,000           4,180
   Fujitsu Business Systems * (A)                            100               1
   Fukuoka Financial Group (A)                            52,000             183
   Furuno Electric (A)                                     2,300              27
   Futaba (A)                                              2,800              47
   Heiwado (A)                                             3,000              48
   Higashi-Nippon Bank (A)                                 9,000              29
   Higo Bank (A)                                           4,000              23
   Hino Motors (A)                                         3,000              15
   Hisamitsu Pharmaceutical (A)                           10,700             477
   Hitachi (A)                                           407,100           3,006
   Hitachi Capital (A)                                     8,000             121
   Hitachi Chemical (A)                                   11,900             217
   Hitachi Construction Machinery (A)                     15,200             356

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Hitachi Koki (A)                                       11,800   $         139
   Hitachi Maxell (A)                                      6,400              72
   Hitachi Metals (A)                                     32,000             476
   Hitachi Software Engineering (A)                        3,500              71
   Hokkaido Electric Power (A)                            18,100             406
   Hokuetsu Bank (A)                                      19,000              41
   Honda Motor (A)                                       134,600           4,384
   Hosiden (A)                                             1,900              32
   Hyakugo Bank (A)                                       18,000             102
   Hyakujushi Bank (A)                                    22,000             117
   Inpex Holdings (A)                                        225           2,458
   Isetan Mitsukoshi Holdings (A)                         15,000             168
   Isuzu Motors (A)                                      218,000             819
   IT Holdings * (A)                                       7,300             115
   Itochu (A)                                            495,100           3,994
   Itochu Enex (A)                                         7,000              43
   Izumiya (A)                                             3,000              17
   Japan Airlines (A) (B)                                 46,000              98
   Japan Aviation Electronics Industry (A)                 9,000              56
   Japan Petroleum Exploration (A)                         4,300             286
   Japan Steel Works (A)                                 245,890           4,246
   Japan Tobacco (A)                                         385           1,832
   JFE Holdings (A)                                      120,300           5,098
   JGC (A)                                                14,000             269
   JS Group (A)                                           25,300             344
   JTEKT (A)                                              25,400             325
   Juroku Bank/The * (A)                                   1,000               4
   Kagawa Bank (A)                                         5,000              26
   Kajima (A)                                            126,000             388
   Kamigumi (A)                                           36,000             279
   Kaneka (A)                                             33,000             208
   Kanematsu * (A)                                        12,000              14
   Kansai Electric Power (A)                              51,600           1,270
   Kanto Natural Gas Development * (A)                     5,000              33
   Kao (A)                                                52,000           1,477
   Kasumi (A)                                              4,000              24
   Kawasaki Heavy Industries (A)                         168,000             371
   Kawasaki Kisen Kaisha (A)                             105,000             746
   KDDI (A)                                                  244           1,425
   Keisei Electric Railway (A)                            31,000             172
   Keiyo Bank (A)                                          1,000               5
   Kirin Holdings (A)                                    141,000           2,116
   Kissei Pharmaceutical * (A)                             5,000             109
   Kobe Steel (A)                                        219,000             525
   Koito Manufacturing (A)                                25,000             302
   Komatsu (A)                                            47,200             991
   Komori (A)                                             13,100             192
   Konami (A)                                             12,200             374
   Kose (A)                                                4,100             111
   Kubota (A)                                             92,000             644
   Kuraray (A)                                            22,000             230
   Kurita Water Industries (A)                            16,000             522
   Kuroda Electric * (A)                                     900              10
   Kyoei Steel (A)                                           700              15
   Kyorin (A)                                              2,000              27
   Kyowa Hakko Kogyo (A)                                  27,000             296
   Kyushu Electric Power (A)                               2,800              62
   Lawson (A)                                             18,000             827
   Leopalace21 (A)                                        25,700             262
   Lintec * (A)                                            1,900              34
   Lion * (A)                                              6,000              29
   Mabuchi Motor (A)                                       3,200             150

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Maeda (A)                                               9,000   $          28
   Maeda Road Construction (A)                             6,000              39
   Makita (A)                                              8,400             218
   Mandom (A)                                              1,300              35
   Marubeni (A) (B)                                      239,000           1,483
   Matsushita Electric Industrial (A)                    122,000           2,515
   Mazda Motor (A)                                       207,000           1,105
   Meiji Seika Kaisha (A)                                 26,000             123
   Micronics Japan * (A)                                   1,500              31
   Mie Bank (A)                                            4,000              17
   Mikuni Coca-Cola Bottling (A)                           2,700              25
   Millea Holdings (A)                                    32,400           1,102
   Minato Bank (A)                                        32,000              48
   Minebea (A)                                            19,000              84
   Mitsubishi (A)                                        358,100           9,863
   Mitsubishi Chemical Holdings (A)                      256,500           1,454
   Mitsubishi Electric (A)                               117,000             996
   Mitsubishi Gas Chemical (A)                            90,000             510
   Mitsubishi Heavy Industries (A)                       186,000             891
   Mitsubishi Materials (A)                               75,000             267
   Mitsubishi Rayon (A) (B)                               27,000              73
   Mitsubishi UFJ Financial Group (A)                    481,420           3,669
   Mitsui (A)                                            293,000           5,009
   Mitsui Chemicals (A)                                  318,000           1,573
   Mitsui Fudosan (A)                                     29,000             607
   Mitsui Home * (A)                                       2,000              10
   Mitsui OSK Lines (A)                                  360,000           4,279
   Mitsui Sumitomo Insurance Group Holdings (A)           19,500             641
   Mitsui Trust Holdings (A)                             246,000           1,360
   Mitsumi Electric (A)                                    9,900             265
   Mizuho Financial Group (A)                                 63             269
   Morinaga Milk Industry (A)                             19,000              56
   Murata Manufacturing (A)                               15,500             683
   N E Chemcat (A)                                         1,000              17
   Nachi-Fujikoshi * (A)                                   6,000              19
   Nafco (A)                                               1,000              14
   Nagase (A)                                             10,000              95
   Namco Bandai Holdings (A)                              71,200             878
   NEC (A)                                               131,000             605
   NEC Fielding (A)                                          200               2
   NGK Spark Plug (A)                                     12,000             133
   Nichicon (A)                                            5,100              42
   Nichi-iko Pharmaceutical (A)                              800              22
   Nichirei (A)                                           17,000              97
   Nikon (A) (B)                                          45,400           1,478
   Nintendo (A)                                           19,535           9,196
   Nippo (A)                                              35,000             186
   Nippon Beet Sugar Manufacturing (A)                    91,000             217
   Nippon Electric Glass (A) (B)                         127,000           1,699
   Nippon Meat Packers (A)                                10,000             163
   Nippon Metal Industry (A)                               1,000               2
   Nippon Mining Holdings (A)                            284,400           1,584
   Nippon Oil (A)                                        107,000             669
   Nippon Sheet Glass (A) (B)                             82,000             421
   Nippon Shinyaku (A)                                     4,000              50
   Nippon Shokubai (A)                                     6,000              39
   Nippon Steel (A) (B)                                  368,000           1,750
   Nippon Telegraph & Telephone (A)                        2,043          10,071
   Nippon Thompson (A)                                     4,000              21
   Nippon Yusen (A) (B)                                  205,000           1,640
   Nipro (A)                                               5,000              92

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Nishimatsu Construction (A)                            18,000   $          40
   Nishi-Nippon City Bank (A)                             79,000             207
   Nissan Motor (A)                                      638,500           4,864
   Nissan Shatai (A)                                       9,000              67
   Nisshin Oillio Group (A)                                8,000              44
   Nisshin Seifun Group (A)                                8,500             118
   Nisshin Steel (A)                                     113,000             303
   Nisshinbo Industries (A) (B)                            8,000              88
   Nitto Denko (A)                                        15,000             452
   Nitto Kogyo (A)                                         2,600              24
   Nomura Real Estate Holdings (A) (B)                    16,300             335
   NSK (A)                                                18,000             129
   NTT DoCoMo (A)                                            566             894
   Oita Bank (A)                                           7,000              37
   Oki Electric Industry, Cl B (A) (B)                   467,000             635
   Omron (A)                                              20,900             368
   Onward Holdings (A)                                    27,000             295
   ORIX (A)                                               17,600           2,150
   Pacific Metals (A)                                     11,000              71
   Promise (A)                                             6,250             140
   QP (A)                                                 10,600             101
   Rakuten (A)                                             4,125           2,305
   Rasa Industries (A)                                    80,000             131
   Resona Holdings (A) (B)                                   512             598
   ResortTrust * (A)                                       1,400              15
   Ricoh (A)                                              26,000             430
   Risa Partners (A)                                          10               9
   Riso Kagaku (A)                                         1,600              21
   Rohm (A)                                                9,100             525
   Roland (A)                                              1,300              21
   Roland DG (A)                                             200               3
   Ryobi (A)                                               3,000              10
   Sakai Chemical Industry (A)                             3,000               9
   San-In Godo Bank (A)                                   10,000              78
   Sanki Engineering (A)                                   6,000              44
   Sankyo (A)                                             13,400             636
   Sanwa Shutter (A)                                      45,000             168
   Sapporo Hokuyo Holdings (A)                                62             335
   Sazaby League (A)                                       1,100              15
   Seiko Epson (A) (B)                                    15,200             440
   Seiko Holdings (A)                                      2,000               7
   Senshukai (A)                                           3,400              20
   SFCG (A) (B)                                            1,940             158
   Sharp (A)                                             185,000           2,360
   Shima Seiki Manufacturing * (A)                         2,800              65
   Shimadzu (A)                                           35,000             329
   Shimamura (A)                                           2,600             146
   Shimano (A)                                             9,700             393
   Shionogi (A)                                           31,000             700
   Showa Shell Sekiyu (A)                                 10,000             113
   Sojitz (A)                                            111,900             320
   Sompo Japan Insurance (A)                              43,000             389
   SRI Sports (A)                                              6               7
   Stanley Electric (A)                                    8,000             162
   Sumisho Computer Systems * (A)                          1,700              30
   Sumitomo (A)                                           90,000           1,124
   Sumitomo Chemical (A)                                  76,000             468
   Sumitomo Electric Industries (A)                       51,480             592
   Sumitomo Heavy Industries (A)                          63,000             307
   Sumitomo Metal Mining (A)                             148,000           1,891
   Sumitomo Mitsui Financial Group (A)                       761           4,620
   Sumitomo Rubber Industries (A)                         16,800             134

       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Sumitomo Trust & Banking (A)                           46,000   $         275
   Suruga Bank * (A)                                      47,000             505
   Suzuken (A)                                             9,000             324
   Suzuki Motor (A)                                       47,100             995
   T&D Holdings (A)                                       21,450           1,129
   Taisho Pharmaceutical (A)                              11,000             234
   Takefuji (A) (B)                                       25,210             335
   Takeuchi Manufacturing (A)                                900              16
   Tamron (A)                                                600              11
   Tanabe Seiyaku (A)                                     55,000             772
   Teijin (A)                                             45,000             145
   Terumo (A)                                              2,700             150
   Tochigi Bank (A)                                        9,000              49
   Tohoku Electric Power (A)                              32,100             767
   Tokai Rika (A)                                          7,400             108
   Tokuyama (A)                                           19,000             129
   Tokyo Electric Power (A)                              123,400           3,529
   Tokyo Style (A)                                         2,000              17
   Toppan Printing (A)                                    76,000             687
   Topre (A)                                               2,700              22
   Topy Industries (A)                                    16,000              45
   Toshiba (A) (B)                                       582,000           3,255
   Toshiba TEC (A)                                        20,000             101
   Tosoh (A)                                              71,000             259
   Toyo Seikan Kaisha (A)                                    600              11
   Toyo Suisan Kaisha (A)                                  2,000              50
   Toyoda Gosei (A)                                        4,600             103
   Toyota Industries (A)                                  22,500             650
   Toyota Motor (A)                                      111,900           5,006
   Trusco Nakayama (A)                                     1,100              15
   TS Tech * (A)                                           2,300              34
   TV Asahi (A) (B)                                           66              94
   Unicharm (A)                                              300              22
   Unipres (A)                                             2,200              24
   UNY (A)                                                39,000             431
   West Japan Railway (A)                                    123             596
   Yachiyo Bank (A)                                           14              34
   Yamaha Motor (A)                                       22,700             351
   Yamato Kogyo (A)                                        6,800             249
   Yamazaki Baking (A) (B)                                22,000             260
   Yaskawa Electric (A)                                    6,000              42
   Yodogawa Steel Works (A)                               10,000              51
   Yokogawa Bridge Holdings (A)                            3,000              18
   Yurtec (A)                                              6,000              28
   Zeon (A)                                               16,000              65
                                                                   -------------
                                                                         191,047
                                                                   -------------
JERSEY -- 0.0%
   Randgold Resources * (A)                                2,177              97
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD)(A)                        109,000              49
                                                                   -------------
NETHERLANDS -- 3.5%
   Aalberts Industries * (A)                               1,472              23
   Aegon (A) (B)                                          50,491             597
   Akzo Nobel (A)                                         47,908           2,933
   Boskalis Westminster (A)                                9,750             578
   European Aeronautic Defense and Space (A) (B)          62,551           1,405
   Fugro (A)                                               8,070             625

                                                                  Market Value
Description                                           Shares      ($ Thousands)
-----------                                       -------------    -------------
   Heineken (A)                                           37,748   $       1,776
   Heineken Holding (A) (B)                                6,524             290
   ING Groep (A)                                         207,670           6,493
   Koninklijke Ahold (A)                                 169,744           2,130
   Koninklijke DSM (A)                                    44,089           2,547
   Koninklijke Vopak * (A)                                 6,660             393
   Nutreco Holding (A)                                     2,924             181
   Royal Dutch Shell, Cl A (A)                           345,427          12,064
   Royal Dutch Shell, Cl B (A)                           164,986           5,677
   Royal Dutch Shell, Cl A (GBP) (A)                      73,826           2,582
   Royal KPN (A)                                          53,930             918
   SNS Reaal (A)                                           3,008              50
   TNT (A)                                                   246               9
                                                                   -------------
                                                                          41,271
                                                                   -------------
NEW ZEALAND -- 0.0%
   Fletcher Building (A)                                  30,100             157
   Vector (A)                                             76,740             125
                                                                   -------------
                                                                             282
                                                                   -------------
NORWAY -- 1.1%
   DnB (A)                                               103,682           1,205
   Fred Olsen Energy (A)                                     176               9
   Norsk Hydro (A)                                       213,860           2,285
   Petroleum Geo-Services * (A)                           22,343             481
   Statoil (A)                                           235,157           7,232
   Yara International (A)                                 32,199           1,999
                                                                   -------------
                                                                          13,211
                                                                   -------------
PAPUA NEW GUINEA -- 0.0%
   Oil Search (A)                                         15,800              81
                                                                   -------------
PORTUGAL -- 0.2%
   Banco Espirito Santo (A)                                7,672              99
   Energias de Portugal (A)                              237,859           1,213
   Jeronimo Martins  * (A)                                 8,475              73
   Portugal Telecom (A)                                   54,183             568
                                                                   -------------
                                                                           1,953
                                                                   -------------
RUSSIA -- 0.5%
   Gazprom OAO ADR (A)                                    90,930           3,537
   LUKOIL ADR                                             18,340           1,363
   MMC Norilsk Nickel ADR (A)                             71,170           1,402
                                                                   -------------
                                                                           6,302
                                                                   -------------
SINGAPORE -- 0.6%
   Cerebos Pacific * (A)                                   2,000               5
   ComfortDelgro (A)                                     207,000             219
   DBS Group Holdings (A)                                 39,000             494
   Flextronics International *                               600               5
   Haw Par (A)                                            14,000              63
   Hong Leong Asia (A)                                    29,000              26
   Jardine Cycle & Carriage (A)                           16,000             200
   Keppel (A)                                             75,000             522
   Neptune Orient Lines (A) (B)                          101,000             159
   Oversea-Chinese Banking (A)                           197,000           1,119
   SembCorp Industries (A)                               102,000             297
   Singapore Airlines (A)                                  5,600              60
   Singapore Land (A)                                      3,000              12
   Singapore Petroleum (A) (B)                            67,000             252
   Singapore Technologies
      Engineering (A)                                    160,000             317
   Singapore Telecommunications (A)                       33,000              82

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   SP Chemicals (A)                                       96,000   $          39
   United Overseas Bank (A)                              167,000           2,227
   UOB-Kay Hian Holdings (A)                              59,000              54
   Wheelock Properties  (A)                               25,370              23
   Wilmar International (A) (B)                          410,000           1,088
   Yanlord Land Group (A)                                 56,000              63
                                                                   -------------
                                                                           7,326
                                                                   -------------
SOUTH AFRICA -- 1.3%
   ArcelorMittal (A)                                     144,723          11,394
   Sanlam (A)                                            379,530             877
   Sasol (A)                                              52,220           2,879
                                                                   -------------
                                                                          15,150
                                                                   -------------
SOUTH KOREA -- 0.2%
   Honam Petrochemical (A)                                 6,500             384
   Hynix Semiconductor * (A)                              49,500             871
   Hyundai Mobis (A)                                       8,020             666
   Industrial Bank of Korea (A)                           26,750             380
   Kookmin Bank (A)                                        9,600             526
                                                                   -------------
                                                                           2,827
                                                                   -------------
SPAIN -- 3.1%
   ACS Actividades Construcciones y
      Servicios (A)                                       22,136             984
   Banco Bilbao Vizcaya Argentaria (A)                   202,726           3,433
   Banco Espanol de Credito * (A)                          1,151              16
   Banco Santander Central Hispano (A)                   592,248          10,103
   Cementos Portland Valderrivas (A)                       1,443              80
   Corp Financiera Alba * (A)                                782              41
   Gas Natural  (A) (B)                                   99,572           4,629
   Grifols (A)                                            16,740             499
   Iberdrola (A)                                         276,287           3,341
   Iberdrola Renovables * (A)                             27,897             176
   Mapfre (A) (B)                                        157,832             757
   Repsol (A) (B)                                        227,203           7,052
   Sacyr Vallehermoso (A) (B)                              4,817              87
   Telefonica (A)                                        166,945           4,140
   Union Fenosa * (A)                                     32,203             819
                                                                   -------------
                                                                          36,157
                                                                   -------------
SWEDEN -- 1.6%
   Alfa Laval (A)                                         42,119             577
   Atlas Copco, Cl B (A)                                   6,200              80
   Atlas Copco, Cl A (A) (B)                              48,000             673
   Eniro (A)                                               9,480              41
   Hennes & Mauritz, Cl B (A) (B)                         16,490             821
   Investor, Cl B (A) (B)                                 84,750           1,792
   NCC, Cl B (A)                                           1,069              14
   Nordea Bank (A) (B)                                   306,930           4,096
   Oriflame Cosmetics (A)                                    880              51
   Saab, Cl B (A)                                         16,584             401
   Scania, Cl B (A)                                       17,300             248
   Skandinaviska Enskilda Banken,
      Cl A (A)                                            40,461             727
   Skanska, Cl B (A)                                      40,010             506
   SKF, Cl B (A)                                          54,640             831
   Svenska Cellulosa, Cl B (A)                           124,611           1,422
   Svenska Handelsbanken, Cl A (A)                         5,172             125
   Swedbank (A) (B)                                       46,520             821
   Swedish Match (A)                                       1,977              39
   Tele2, Cl B (A)                                        58,700             907

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Telefonaktiebolaget LM Ericsson, Cl B (A)             266,000   $       3,050
   Trelleborg, Cl B (A) (B)                               10,707             186
   Volvo, Cl B (A)                                       110,450           1,258
                                                                   -------------
                                                                          18,666
                                                                   -------------
SWITZERLAND -- 7.4%
   ABB (A)                                               239,799           5,897
   Actelion * (A)                                          6,480             373
   Adecco (A)                                             17,192             809
   Baloise Holding (A)                                    11,104             952
   Bobst Group (A)                                           639              45
   Bucher Industries (A)                                     265              54
   Clariant (A)                                           26,617             240
   Compagnie Financiere Richemont, Cl A (A)               43,340           2,528
   Credit Suisse Group (A)                               105,645           4,913
   Elektrizitaets-Gesellschaft Laufenburg                    250             312
   Galenica (A)                                              172              68
   Geberit (A)                                             1,117             163
   Helvetia Holding (A)                                    1,227             381
   Inficon Holding (A)                                     2,335             323
   Kuoni Reisen Holding (A)                                   98              47
   Lindt & Spruengli (A)                                     134             344
   Logitech International * (A)                           11,104             297
   Lonza Group (A)                                           580              82
   Nestle (A)                                            272,510          12,038
   Novartis (A)                                          247,628          13,830
   Pargesa Holding (A)                                     1,339             139
   Petroplus Holdings (A)                                  1,837              84
   Roche Holding (A)                                      37,634           6,349
   Schindler Holding * (A)                                   622              45
   Sonova Holding (A)                                      7,150             518
   STMicroelectronics (EUR) (A)                              926              12
   STMicroelectronics (A)                                 34,847             457
   Sulzer (A)                                              5,184             639
   Swatch Group (A)                                       11,398             513
   Swiss Life Holding (A)                                  7,095           1,294
   Swiss Reinsurance (A)                                  67,883           4,186
   Swisscom (A)                                            4,926           1,582
   Syngenta (A)                                           41,345          11,121
   Synthes (A)                                             3,178             441
   Temenos Group * (A)                                    13,330             350
   Xstrata (A)                                           156,956           8,756
   Zurich Financial Services (A)                          29,959           7,842
                                                                   -------------
                                                                          88,024
                                                                   -------------
TAIWAN -- 0.3%
   Asustek Computer (A)                                  282,622             650
   Compal Electronics (A)                              1,037,781             931
   First Financial Holding (A)                           959,376             724
   Taiwan Semiconductor
      Manufacturing (A)                                  530,892             978
                                                                   -------------
                                                                           3,283
                                                                   -------------
THAILAND -- 0.1%
   PTT (A)                                               101,300             782
                                                                   -------------
UNITED KINGDOM -- 15.2%
   3i Group (A)                                           24,169             404
   Aggreko (A)                                            31,750             416
   Alliance & Leicester (A) (B)                           12,604              75
   Amec (A)                                              233,890           3,590

       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                          Shares        ($ Thousands)
-----------                                       --------------   -------------
   Anglo American (A)                                    213,063   $      11,331
   Antofagasta (A)                                        23,600             265
   Arriva (A)                                              1,433              21
   Associated British Foods (A)                          114,100           1,675
   AstraZeneca (A)                                        71,288           3,478
   Autonomy * (A)                                        152,980           3,197
   Aviva (A)                                             388,974           3,632
   Babcock International Group * (A)                      41,800             456
   BAE Systems (A)                                       967,982           8,453
   Balfour Beatty (A)                                     14,476             108
   Barclays (A)                                          878,798           5,627
   Barratt Developments (A)                               49,917             133
   BG Group (A)                                          511,958          11,363
   BHP Billiton (A)                                      245,628           7,655
   BP (A)                                              1,473,287          14,169
   Brit Insurance Holdings (A)                            34,527             122
   British American Tobacco (A)                          194,703           6,582
   British Energy Group (A)                              133,000           1,777
   British Land ++ (A)                                    19,098             265
   Britvic (A)                                             5,465              23
   BT Group, Cl A (A)                                    193,518             608
   Centrica (A)                                          283,370           1,687
   Charter (A)                                            25,698             444
   Close Brothers Group (A)                                3,743              43
   Cobham (A)                                             98,540             412
   Colt Telecom Group * (A)                               18,416              43
   Compass Group (A)                                     107,830             718
   Cookson Group (A)                                      49,074             580
   Dana Petroleum * (A)                                   10,780             295
   Diageo (A)                                             24,629             455
   Eurasian Natural Resources * (A)                       66,690           1,220
   Firstgroup (A)                                         63,000             694
   Friends Provident (A)                                  39,450              71
   Game Group * (A)                                       91,990             452
   GlaxoSmithKline (A)                                   338,884           7,979
   Group 4 Securicor (A)                                 120,850             514
   Hammerson ++ (A)                                          512               9
   Hays (A)                                               42,914              74
   HBOS (A)                                            1,186,090           6,793
   Home Retail Group (A)                                 422,522           1,946
   HSBC Holdings (A)                                     490,729           7,725
   Hunting (A)                                             4,520              73
   ICAP (A)                                               34,440             297
   IG Group Holdings * (A)                                52,110             328
   Imperial Tobacco Group (A)                             71,085           2,345
   International Power (A)                                47,717             343
   Intertek Group (A)                                      3,990              71
   Invensys                                               70,845             364
   Investec (A)                                           18,502             135
   ITV (A)                                               791,100             644
   John Wood Group (A)                                    62,320             541
   Kazakhmys (A)                                          20,300             477
   Land Securities Group ++ (A)                           37,468             926
   Legal & General Group (A)                           1,116,869           2,039
   Liberty International ++ (A)                            7,473             134
   Lloyds TSB Group (A)                                  159,511             881
   LogicaCMG (A)                                         142,058             346
   Man Group (A)                                          71,501             737
   Mondi (A)                                              68,210             405
   National Grid (A)                                      68,314             890
   Next (A)                                                5,578             108
   Old Mutual (A)                                      1,115,470           1,974


                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                   ------------------   -------------
   Petrofac (A)                                           33,110   $         393
   Premier Farnell (A)                                    23,628              84
   Prudential (A)                                         60,134             598
   QinetiQ (A)                                            26,048             107
   Reckitt Benckiser Group (A)                            47,877           2,422
   Rio Tinto (A)                                          84,587           8,035
   Rolls-Royce Group, Cl B                             4,203,200               8
   Royal & Sun Alliance Insurance Group (A)              632,886           1,734
   Royal Bank of Scotland Group (A)                    1,705,088           7,256
   Sage Group (A)                                         12,071              46
   Scottish & Southern Energy (A)                         39,371           1,038
   Shire (A)                                              29,100             513
   Southern Cross Healthcare (A)                           6,914              19
   Spectris * (A)                                          4,131              62
   Standard Chartered (A)                                 41,821           1,132
   Standard Life (A)                                     100,022             456
   Synergy Health * (A)                                    3,589              53
   Taylor Woodrow (A) (B)                                509,331             501
   Tesco (A)                                              28,607             198
   Thomas Cook Group (A)                                  55,034             229
   Unilever (A)                                          111,953           3,005
   United Utilities Group (A)                             97,052           1,264
   Vedanta Resources (A)                                  49,270           1,628
   Vodafone Group (A)                                  5,785,731          14,795
   William Hill (A)                                        7,377              38
   WM Morrison Supermarkets (A)                          127,980             658
   WPP Group (A)                                         216,615           2,109
   Yell Group (A)                                         21,779              43
                                                                   -------------
                                                                         180,061
                                                                   -------------
Total Common Stock
   (Cost $1,045,436) ($ Thousands)                                     1,026,748
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 10.0%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.0%
   FHLMC TBA
      6.000%, 09/01/19                                    18,000          18,405
   FHLMC ARM
      5.804%, 01/01/37 (E)(F)                              5,894           6,036
      4.898%, 12/01/35 (E)                                 1,837           1,849
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
      5.000%, 08/01/35 (F)                                 6,834           1,790
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
      5.000%, 09/15/35 (F)                                 1,223             294
   FNMA TBA
      6.000%, 09/01/19                                    57,600          59,536
   FNMA CMO STRIPS, Ser 10, Cl FD
      2.822%, 09/25/08 (E)                                   986             969
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
      5.000%, 11/01/35 (F)                                   561             137
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
      5.000%, 08/01/35 (F)                                 7,185           1,882
   GNMA ARM
      6.500%, 09/30/08 to 05/20/34 (E)                       466             469
      6.000%, 06/20/35 (E)                                   331             331
      5.500%, 07/20/35 to 03/20/36 (E)                       444             448
      5.250%, 08/20/34 (E)(F)                                112             113

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

August 31, 2008

                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
         5.000%, 02/20/36 (E)                     $          171   $         171
         4.750%, 12/20/33 (E)(F)(G)                        1,592           1,595
                                                                   -------------
                                                                          93,945
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.0%
   American Home Mortgage Investment
      Trust, Ser 2004-3, Cl 2A
         4.427%, 09/01/08 (E)                              1,536           1,119
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 6A
         5.294%, 09/01/08 (E)                              3,296           1,925
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A
         5.350%, 09/01/08 (E)                              2,274           1,685
   American Home Mortgage Investment
      Trust, Ser 2006-1, Cl 2A3
         5.100%, 09/01/08 (E)                              1,224             942
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
         5.611%, 05/10/45                                    613             612
   Banc of America Funding, Ser 2006-A,
      Cl 2A2
         5.506%, 09/01/08 (E)                                144             129
   Banc of America Mortgage Securities,
      Ser 2004-10, Cl 2A1
         5.000%, 12/25/19                                    531             505
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.725%, 09/01/08 (E)                                268             216
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3
         3.622%, 09/27/08 (E)                                225              20
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3
         4.472%, 09/27/08 (E)                                338              14
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3
         2.902%, 09/30/08 (E)                                456              45
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2004-22,
      Cl A1
         5.091%, 09/01/08 (E)                                471             385
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2006-
      HYB1, Cl 1A1
         5.343%, 09/01/08 (E)                                468             304
   Countrywide Home Loan Mortgage
      Pass Through Trust, Ser 2006-
      HYB2, Cl 1A1
         5.016%, 09/01/08 (E)                              1,271           1,091
   Deutsche ALT-A Securities Alternate
      Loan Trust, Ser 2006-AB3, Cl A1
         6.250%, 06/30/36 (E)                                648             601
   DSLA Mortgage Loan Trust, Ser 2004-
      AR4, Cl B1
         3.066%, 09/19/08 (E)                                263              66
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M4
         3.206%, 09/19/08 (E)                                221              18
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M5
         3.276%, 09/19/08 (E)                                140               8

                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl M7
         4.216%, 09/19/08 (E)                     $          140   $           7
   First Horizon Alternative Mortgage
      Securities, Ser 2006-AA6, Cl 2A1
         5.633%, 09/01/08 (E)                              2,920           2,001
   First Horizon Asset Securities,
      Ser 2006-AR3, Cl 1A1
         5.664%, 09/01/08 (E)                                616             534
   GS Mortgage Securities, Ser 2007-
      GG10, Cl A4
         5.993%, 09/01/08 (E)                                100              92
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A
         7.021%, 09/01/08 (E)                                 74              74
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR11, Cl 4A1
         5.753%, 09/01/08 (E)                              1,446           1,064
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                                    100              91
   Lehman Mortgage Trust, Ser 2006-4,
      Cl 4A1
         6.000%, 08/25/21                                  2,529           2,084
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-6, Cl 2A1
         5.225%, 09/01/08 (E)                                665             641
   Master Adjustable Rate Mortgages
      Trust, Ser 2005-2, Cl 3A1
         6.439%, 09/01/08 (E)                                409             358
   Merrill Lynch Mortgage Trust,
      Ser 2006-1, Cl 1A
         5.269%, 09/01/08 (E)                              1,166           1,103
   Nomura Asset Acceptance, Ser 2004-
      R1, Cl A1
         6.500%, 03/25/34 (D)                                292             294
   Nomura Asset Acceptance, Ser 2004-
      R2, Cl A1
         6.500%, 10/25/34 (D) (E)                            342             347
   Nomura Asset Acceptance, Ser 2007-
      1, Cl 1A1A
         5.995%, 09/09/08                                    936             790
   Residential Accredit Loans, Ser 2005-
      QA3, Cl NB2
         5.219%, 09/01/08 (E)                              1,306           1,057
   Residential Accredit Loans, Ser 2005-
      QO5, Cl M3
         3.272%, 09/25/08 (E)                                398              32
   Residential Accredit Loans, Ser 2006-
      QO1, Cl 2A3
         2.872%, 09/27/08 (E)                                254              93
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.256%, 09/01/08 (E)                              1,045           1,027
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-16XS, Cl M2
         3.372%, 09/25/08 (E)                                200              12
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY4,
      Cl 1A1
         5.550%, 09/01/08 (E)                              2,413           2,012

       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008


                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 1A1
         5.667%, 09/01/08 (E)                     $          828   $         565
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I, Cl B1
         6.147%, 09/01/08 (E)                                 66              57
                                                                   -------------
                                                                          24,020
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $125,257) ($ Thousands)                                         117,965
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 1.0%
   U.S. Treasury Bills
         1.730%, 09/18/08 (G) (H)                            450             450
         1.657%, 11/20/08 (G) (H)                          5,695           5,674
   U.S. Treasury Inflationary Protection
      Securities
         3.000%, 07/15/12 (B) (I)                          3,419           3,672
         2.375%, 04/15/11 to 01/15/25 (I)                  2,053           2,125
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $11,908) ($ Thousands)                                           11,921
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.8%
MORTGAGE RELATED SECURITIES -- 0.8%
   ACE Securities, Ser 2003-NC1, Cl M
         3.252%, 09/25/08 (E)                                600             347
   ACE Securities, Ser 2003-OP1, Cl M1
         3.172%, 09/26/08 (E)                                250             191
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         3.822%, 09/25/08 (E)                                348             274
   Argent Securities, Ser 2003-W5, Cl M1
         3.172%, 09/25/08 (E)                                250             202
   Argent Securities, Ser 2003-W9, Cl M1
         3.162%, 09/26/08 (E)                                343             266
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M1
         3.592%, 09/15/08 (E)                                456             370
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, ClMV2
         4.072%, 09/25/08 (E)                                232             177
   Countrywide Asset-Backed Certificates,
      Ser 2005-15, Cl 1AF1
         2.612%, 09/25/08 (E)                                 43              43
   Credit Suisse Asset-Backed Mortgage
      Backed Trust, Ser 2006-1, Cl A1B
         2.692%, 09/26/08 (E)                                 68              68
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1
         2.572%, 09/27/08 (E)                                404             400
   Home Equity Asset NIM Trust,
      Ser 2003-4, Cl M2
         4.872%, 09/25/08 (E)                                248             177
   Lehman XS Trust, Ser 2005-5N, Cl M4
         4.222%, 09/30/08 (E)                                525              36
   Lehman XS Trust, Ser 2005-7N, Cl M7I
         4.222%, 09/27/08 (E)                                300              29

                                                    Face Amount     Market Value
Description                                 ($ Thousands)/Shares    ($ Thousands)
-----------                                 --------------------   -------------
   Lehman XS Trust, Ser 2005-7N, Cl M5I
         3.722%, 09/30/08 (E)                     $          120   $          15
   Master Asset-Backed Securities Trust,
      Ser 2006-AB1, Cl A1
         2.612%, 09/27/08 (E)                                555             547
   Merrill Lynch Mortgage Investors,
      Ser 2003-HE1, Cl M2
         4.122%, 09/25/08 (E)                                 41              25
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         3.481%, 09/27/08 (E)                                573             471
   New Century Home Equity Loan Trust,
      Ser 2005-A, A2 Cl
         4.461%, 09/01/08                                    120             119
   Option One Mortgage Loan Trust,
      Ser 2003-5, M1 Cl
         3.122%, 09/23/08 (E)                                140             102
   Ownit Mortgage Loan Asset-Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 09/25/08 (J)                                178             176
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1
         3.567%, 09/25/08 (E)                                 54              41
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         2.622%, 09/25/08 (D) (E)                          1,400           1,208
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A
         2.572%, 09/25/08 (D) (E)                            381             374
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2006-NC1, Cl A2
         2.632%, 09/25/08 (E)                              3,300           2,944
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         5.472%, 09/25/08 (E)                                157             122
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A
         3.372%, 09/26/08 (D) (E)                            932             792
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1
         4.500%, 06/25/36                                    242               8
                                                                   -------------
Total Asset-Backed Securities
   (Cost $12,033) ($ Thousands)                                            9,524
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
   FHLMC
         2.080%, 11/03/08 (H)                              4,926           4,905
         2.131%, 10/14/08 (H)                                750             748
   FNMA
         2.460%, 09/24/08 (H)                                 50              50
         2.611%, 02/02/09 (H)                                250             247
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $5,953) ($ Thousands)                                             5,950
                                                                   -------------
PREFERRED STOCK -- 0.4%
BRAZIL -- 0.4%
      Banco Bradesco                                     130,300           2,387

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)
International Equity Fund

August 31, 2008

                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                  -------------------   -------------
   Usinas Siderurgicas de Minas Gerais,
      Cl A                                                25,950   $         910
                                                                   -------------
                                                                           3,297
                                                                   -------------
GERMANY -- 0.0%
   Bayerische Motoren Werke (A)                              862              30
   RWE (A)                                                   750              66
   Volkswagen (A)                                          2,784             429
                                                                   -------------
                                                                             525
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale* (A)                  17,094             370
                                                                   -------------
SOUTH KOREA -- 0.0%
   Samsung Electronics (A)                                 1,400             465
                                                                   -------------
Total Preferred Stock
   (Cost $4,453)($ Thousands)                                              4,657
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.1%
UNITED STATES -- 0.1%
   Autozone
      6.500%, 01/15/14                            $          340             344
   Discover Financial Services
      6.450%, 06/12/17 (C) (D)                               100              74
   Shinsei Finance Cayman
      6.418%, 01/29/49 (C) (D) (E)                           490             294
   Washington Mutual Preferred Funding Delaware
      6.534%, 09/15/08 (C) (D) (E)                           500             129
                                                                   -------------
Total Corporate Obligations
   (Cost $1,429) ($ Thousands)                                               841
                                                                   -------------
EXCHANGE TRADED FUND -- 0.0%
   UNITED STATES -- 0.0%
      iShares MSCI EAFE Index Fund                           400              25
                                                                   -------------
Total Exchange Traded Fund
   (Cost $26) ($ Thousands)                                                   25
                                                                   -------------

                                                     Number Of
                                                      Rights
                                                  --------------
RIGHTS -- 0.0%
AUSTRALIA -- 0.0%
   Leighton Holdings, Expires 09/30/08 *                       4              24
   Orica, Expires 09/30/08 *                                   3               5
                                                                   -------------
Total Rights (Cost $0) ($ Thousands)                                          29
                                                                   -------------
COMMERCIAL PAPER (I)-- 0.4%
UNITED STATES -- 0.4%
   FPL Group Capital
         2.270%, 09/03/08                                  2,000           2,000
   HSBC Finance
         2.380%, 09/11/08                                  3,000           2,997
                                                                   -------------
Total Commercial Paper (Cost $4,997)
      ($ Thousands)                                                        4,997
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
CASH EQUIVALENT -- 1.9%
UNITED STATES -- 1.9%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
     2.700% ++**                                      22,465,267   $      22,465
                                                                   -------------
Total Cash  Equivalent
         (Cost $22,465)($ Thousands)                               $      22,465
                                                                   -------------
AFFILIATED PARTNERSHIP -- 4.5%
UNITED STATES -- 4.5%
     SEI Liquidity Fund, L.P.
         2.740% ++** (K)       52,867,236                                 52,542
                                                                   -------------
Total Affiliated Partnership
     (Cost $52,867)($ Thousands)                                          52,542
                                                                   -------------
Total Investments -- 106.3%
     (Cost $Thousands) ($1,286,824)                               $   1,257,664
                                                                   =============


       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008

A summary of outstanding swap agreements held by the Fund at August 31, 2008, is as follows:

                               TOTAL RETURN SWAPS

                                                                                                                     NET UNREALIZED
                                                                                                          NOTIONAL    APPRECIATION
                                                                                           TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION       FUND PAYS         FUND RECEIVES         DATE     (THOUSANDS)    ($THOUSANDS)
------------         -----------------------------  ---------------  --------------------  -----------  -----------  ---------------
Barclays Bank PLC    BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    08/31/08            --         $  (336)
                                                         Return         Plus 0 bp
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    09/30/08        10,000            (257)
                                                         Return         Plus 50 bp
Bank of America      BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    09/30/08         5,000            (129)
                                                         Return         Plus 25 bp
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    09/30/08        10,000            (258)
                                                         Return         Plus 0 bp
Bank of America      BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    09/30/08         8,000            (206)
                                                         Return         Plus 0 bp
Bank of America      BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    10/31/08         5,000            (129)
                                                         Return         Minus 10 bp
Bank of America      BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    12/31/08        14,000            (361)
                                                         Return         Minus 115 bp
Bank of America      BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    01/30/09        15,000            (387)
                                                         Return         Minus 95 bp
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index  Negative Spread  Initial Index Spread    10/31/08         5,000            (129)
                                                         Return         Minus 70 bp
JPMorgan Chase Bank  MSCI Daily TR NET EAFE USD      3 Month Libor
                        Market Index                  Minus 42 Bps   Price Return            03/19/09        16,527          (1,567)
Goldman Sachs        MSCI Daily TR NET JAPAN USD     3 Month Libor
                        Market Index                  Plus 10 Bps    Price Return            03/31/09        13,111          (1,017)
Bear Stearns         Swiss Market Index               CHF 3 Month
                                                       Libor Plus
                                                         28 Bps      Price Return            01/14/09    CHF  8,055             627
                                                                                                                            -------
                                                                                                                            $(4,149)
                                                                                                                            =======

                              CREDIT DEFAULT SWAPS

                                                                                                                 NET UNREALIZED
                                                                              (PAYS)/                 NOTIONAL    APPRECIATION
                                                                  BUY/SELL   RECEIVES  TERMINATION     AMOUNT    (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                 PROTECTION    RATE        DATE     (THOUSANDS)   ($THOUSANDS)
------------         ------------------------------------------  ----------  --------  -----------  -----------  --------------
Goldman Sachs        CMBX.NA.A 3 Index                              Buy       (0.62)%    12/13/49      1,000              $157
Goldman Sachs        CMBX.NA.A 3 Index                              Buy       (0.62)%    12/13/49      1,000               293
Goldman Sachs        CDX.NA.IG 9 Index                              Buy       (0.60)%    12/20/12      2,500                47
Goldman Sachs        CMBX.NA.BBB 2 Index                            Buy       (0.60)%    03/15/49      2,000               398
JPMorgan Chase Bank  Centurytel Inc., 6.00% 04/01/2017              Buy       (1.10)%    03/20/13      1,000                28
Merrill Lynch        Kroger Co., 5.50%, 02/01/2013                  Buy       (0.64)%    03/20/13      1,250                (2)
Bank of America      Safeway Inc., 5.80%, 08/15/2012                Buy       (0.59)%    03/20/13      1,000                 1
JPMorgan Chase Bank  Safeway Inc., 5.80%, 08/15/2012                Buy       (0.64)%    03/20/13        750                (1)
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/2009             Buy       (0.66)%    03/20/13      1,000                 3
Bank of America      Lowes Cos. Inc., 8.25%, 06/01/2010             Buy       (0.95)%    03/20/13        500                (5)
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/2009             Buy       (0.80)%    03/20/13        500                (1)
Bank of America      Computer Science Corp., 5.00% 02/15/13         Buy       (0.65)%    06/20/13      1,000                --
Bank of America      Lowes Cos. Inc., 8.25%, 06/01/2010             Buy       (0.01)%    09/20/13        750                 6
Goldman Sachs        Anheuser-Busch Cos.Inc., 5.63% 10/01/2010      Buy       (0.01)%    09/20/13        500                (2)
Barclays Bank PLC    Anheuser-Busch Cos.Inc., 5.63% 10/01/2010      Buy       (0.01)%    09/20/13        500                (2)
Merrill Lynch        Mdc Holdings Inc., 5.50%, 05/15/2013           Buy       (0.90)%    12/20/11        750                16
Bank of America      Nucor Corp., 4.88%, 10/01/2012                 Buy       (0.22)%    12/20/11        750                 8
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/2009         Buy       (0.20)%    12/20/11        750                12
JPMorgan Chase Bank  Black & Decker Corp., 7.13%, 06/01/2011        Buy       (0.55)%    12/20/11        750                16
Bank of America      Darden Restaurants Inc., 7.13%, 02/01/2016     Buy       (0.45)%    12/20/11        750                29
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/2016             Buy       (0.34)%    12/20/11        750                21

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)
International Equity Fund

August 31, 2008

                                                                                                                 NET UNREALIZED
                                                                              (PAYS)/                 NOTIONAL    APPRECIATION
                                                                  BUY/SELL   RECEIVES  TERMINATION     AMOUNT    (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION                 PROTECTION    RATE        DATE     (THOUSANDS)   ($THOUSANDS)
------------         ------------------------------------------  ----------  --------  -----------  -----------  --------------
Bank of America      Gap Inc., 8.80%, 12/15/2008                    Buy       (1.18)%    12/20/11        750               (10)
JPMorgan Chase Bank  Gap Inc., 8.80%, 12/15/2008                    Buy       (1.18)%    12/20/11        750               (10)
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/2021                 Buy       (0.39)%    12/20/11        750               392
Bank of America      Black & Decker Corp., 7.13%, 06/01/2011        Buy       (0.55)%    12/20/11        750                16
Bank of America      The Limited Inc., 6.13%, 12/01/2012            Buy       (0.48)%    12/20/11        750                27
Bank of America      Meadwestavaco Corp., 6.85%, 04/01/2012         Buy       (0.48)%    12/20/11        750                56
JPMorgan Chase Bank  Autozone Inc., 5.88%, 10/15/2012               Buy       (0.46)%    12/20/11        750                 7
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/2012      Buy       (0.27)%    12/20/11        750                26
JPMorgan Chase Bank  Nucor Corp., 4.88%, 10/01/2012                 Buy       (0.22)%    12/20/11        750                 8
Merrill Lynch        Southwest Airlines Co, 6.50%, 03/01/2012       Buy       (0.27)%    12/20/11        750                26
Merrill Lynch        Lowes Cos. Inc., 8.25%, 06/01/2010             Buy       (0.13)%    12/20/11        750                12
Bank of America      TJX Cos. Inc., 7.45%, 12/15/2009               Buy       (0.19)%    12/20/11        750                 6
JPMorgan Chase Bank  Jones Apparel Group., 5.13%, 11/15/2014        Buy       (0.77)%    12/20/11        750                60
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/2035              Buy       (0.45)%    12/20/11        750                 6
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/2025              Buy       (0.45)%    12/20/11        750                 6
Merrill Lynch        Donnelley (R.R.) & Sons, 4.95%, 04/01/2014     Buy       (0.69)%    12/20/11        750                20
Bank of America      Pitney Bowes Inc., 4.63%, 10/01/2012           Buy       (0.14)%    12/20/11      1,600                17
Bank of America      Autozone Inc., 5.88%, 10/15/2012               Buy       (0.44)%    12/20/11        750                 8
Bank of America      Masco Corp., 5.88%, 07/15/2012                 Buy       (0.73)%    12/20/13        750                80
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/2012           Buy       (0.26)%    12/20/13        750                22
Bank of America      MGIC Investment Corp., 6.00%, 11/01/2015       Buy       (0.35)%    12/20/13        750               264
Bank of America      Pmi Group Inc., 6.00%, 09/15/2016              Buy       (0.35)%    12/20/13        750               218
Bank of America      Radian Group Inc., 7.75%, 06/01/2011           Buy       (0.39)%    12/20/13        750               392
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/2028              Buy       (0.28)%    12/20/13        750                41
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 03/15/2007       Buy       (0.35)%    12/20/13        750               218
JPMorgan Chase Bank  Pmi Group Inc., 6.00%, 09/15/2016              Buy       (0.35)%    12/20/13        750               264
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/2011           Buy       (0.39)%    12/20/13        750               355
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/2028              Buy       (0.28)%    12/20/13        750                41
Bank of America      Johnson Controls Inc., 7.13%, 07/15/2017       Buy       (0.39)%    12/20/13        750                34
Bank of America      Alcan Inc., 4.88%, 09/15/2012                  Buy       (0.35)%    12/20/13        750                (1)
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/2012           Buy       (0.25)%    12/20/13        750                23
Bank of America      Johnson Controls Inc., 7.13%, 07/15/2017       Buy       (0.37)%    12/20/13        750                75
JPMorgan Chase Bank  Carnival Corp., 6.65%, 1/15/2028               Buy       (0.22)%    06/20/12        600                21
Bank of America      Campbell Soup Co., 4.88%, 10/01/2013           Buy       (0.20)%    06/20/14      1,075                 7
JPMorgan Chase Bank  Washington Mutual Co., 5.25%, 09/15/2017       Buy       (0.32)%    03/20/12        700               243
Merrill Lynch        Weyerhaeuser Company, 6.75%, 03/15/2012        Buy       (0.45)%    03/20/12        750                32
Bank of America      Alcan Inc., 4.875%, 9/15/2012                  Buy       (0.32)%    03/20/14        650                --
Goldman Sachs        CMBX NA-AAA 4 Index                            Buy       (0.00)%    02/17/51      3,000               (86)
JPMorgan Chase Bank  CMBX.NA.A 2 Index                              Buy       (0.25)%    03/15/51      1,000                59
Goldman Sachs        CDX.NA.IG.10 Index                             Buy       (1.55)%    06/20/13      3,250                (6)
                                                                                                                        ------
                                                                                                                        $3,991
                                                                                                                        ======

       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                                               UNREALIZED
                               NUMBER OF                     APPRECIATION
                               CONTRACTS    EXPIRATION     (DEPRECIATION)
TYPE OF CONTRACT             LONG (SHORT)      DATE         ($ THOUSANDS)
----------------             ------------   ----------     --------------
10-Year Swap Future              (158)       Sep-2008            $  (342)
90-Day Euro$                        5        Jun-2013                 --
90-Day Euro$                        5        Sep-2013                 --
90-Day Euro$                       46        Sep-2008                (17)
90-Day Euro$                       (5)       Dec-2008                 (2)
90-Day Euro$                      (61)       Dec-2008               (304)
90-Day Euro$                       55        Mar-2009                (30)
90-Day Euro$                      134        Jun-2009                220
90-Day Euro$                      140        Sep-2009                214
90-Day Euro$                       39        Dec-2009                (42)
90-Day Euro$                       (5)       Mar-2010                 (5)
90-Day Euro$                       (8)       Mar-2010                (24)
90-Day Euro$                      (81)       Jun-2010               (194)
90-Day Euro$                      (38)       Jun-2010               (117)
90-Day Euro$                      (26)       Sep-2010                (65)
90-Day Euro$                      (21)       Dec-2010                (48)
90-Day Euro$                      (10)       Mar-2011                (22)
90-Day Euro$                       18        Jun-2011                 13
90-Day Euro$                       10        Jun-2011                 14
90-Day Euro$                       18        Sep-2011                 14
90-Day Euro$                       12        Sep-2011                 17
90-Day Euro$                       13        Dec-2011                 11
90-Day Euro$                       13        Mar-2012                 12
90-Day Euro$                        9        Jun-2012                  5
90-Day Euro$                       14        Sep-2012                 14
90-Day Euro$                        5        Dec-2012                 --
Amsterdam Index                    21        Sep-2008                 (5)
CAC40 10 Euro                     123        Sep-2008                (78)
Dax Index                          35        Sep-2008               (538)
DJ Euro Stoxx 50 Index            438        Sep-2008                 84
FTSE 100 Index                    298        Sep-2008               (537)
Hang Seng Index                    26        Sep-2008                 53
IBEX Index                         21        Sep-2008                 (5)
MSCI Sing Index                    38        Sep-2008                 27
Nikkei 225 Index                   20        Sep-2008                (66)
OMX Index                         180        Sep-2008                 (9)
S&P/MIB Index                      17        Sep-2008               (325)
SPI 200 Index                      86        Sep-2008               (247)
Topix Index                       162        Sep-2008               (761)
U.S. 10 Year Treasury Note        (38)       Dec-2008                  3

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)
International Equity Fund

August 31, 2008

                                                              UNREALIZED
                               NUMBER OF                    APPRECIATION
                               CONTRACTS    EXPIRATION    (DEPRECIATION)
TYPE OF CONTRACT             LONG (SHORT)      DATE        ($ THOUSANDS)
----------------             ------------   ----------    --------------
U.S. 2 Year Treasury Note         (24)       Dec-2008                (3)
U.S. 5 Year Treasury Note          (9)       Dec-2008                --
U.S. Long Treasury Bond           (10)       Dec-2008                 5
                                                                -------
                                                                $(3,080)
                                                                =======

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2008 is as follows:

                                                                     UNREALIZED
                                                                   APPRECIATION
                    CURRENCY TO DELIVER   CURRENCY TO RECEIVE    (DEPRECIATION)
  MATURITY DATE         (THOUSANDS)           (THOUSANDS)         ($ THOUSANDS)
-----------------   -------------------   -------------------    --------------
9/19/08                AUD     2,232         JPY   197,000             $  (101)
9/19/08                CAD    43,985         USD    41,300                (197)
9/19/08                CHF     4,317         USD     3,927                  (5)
9/19/08                HKD   152,738         USD    19,565                 (12)
9/19/08                JPY   394,000         AUD     4,376                 126
9/19/08                MXP    38,399         USD     3,754                  30
9/19/08                NOK    24,761         USD     4,547                 (24)
9/19/08                ZAR    29,847         USD     3,825                 (43)
9/19/08-9/25/08        USD    34,789         JPY 3,816,409                 414
9/19/08-9/25/08        USD     9,831         SEK    62,783                 (65)
9/19/08-9/25/08        USD     7,026         SGD     9,946                  12
9/19/08-11/21/08       EUR    34,122         USD    52,731               2,595
9/19/08-11/21/08       GBP    23,126         USD    45,000               2,979
9/19/08-11/21/08       USD    27,706         AUD    31,455                (715)
9/19/08-11/21/08       USD    71,784         EUR    46,687              (3,176)
9/19/08-11/21/08       USD   112,042         GBP    59,055              (4,581)
9/19/08-1/22/09        JPY 6,000,000         EUR    36,906              (1,501)
9/19/08-2/20/09        JPY 3,249,000         GBP    15,976              (1,196)
9/19/08-2/20/09        USD     4,072         NZD     5,707                (123)
9/25/08                USD     5,287         CHF     5,749                 (51)
9/25/08                USD       729         DKK     3,667                  (6)
9/25/08                USD     1,574         HKD    12,279                   0
9/25/08                USD       701         NOK     3,757                  (8)
10/21/08-11/21/08      AUD     6,959         USD     6,400                 455
10/21/08-11/21/08      CHF     8,100         NZD    10,434                (106)
10/21/08-11/21/08      NZD    10,604         CHF     8,100                 (12)
10/21/08-1/22/09       EUR    32,545         JPY 5,265,000               1,126
10/21/08-1/22/09       GBP     4,304         SGD    11,200                 154
10/21/08-1/22/09       JPY 1,565,000         NOK    76,991                (371)
10/21/08-1/22/09       NOK    69,778         JPY 1,395,000                 129
10/21/08-1/22/09       SGD    11,200         GBP     4,238                (273)
11/21/08-2/20/09       GBP    12,396         JPY 2,514,000                 926
12/19/08-1/22/09       CHF    24,100         EUR    14,941                (122)
12/19/08-1/22/09       EUR    15,013         CHF    24,100                  18
12/19/08-2/20/09       AUD     7,283         CHF     6,900                 118
12/19/08-2/20/09       CHF     6,900         AUD     7,201                (187)
12/19/08-2/20/09       CHF    21,000         GBP    10,412                (328)
12/19/08-2/20/09       GBP    10,497         CHF    21,000                 173
12/19/08-2/20/09       NZD     4,565         USD     3,200                  52
                                                                       -------
                                                                       $(3,896)
                                                                       =======

     Percentages are based on a Net Assets of $1,183,844($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $1,286,824 ($ Thousands), and the unrealized appreciation and depreciation were $76,689 ($ Thousands) and $(105,849)($ Thousands) respectively.

       SEI Institutional Investment Trust / Quarterly Holdings / August 31, 2008

+++  Investment in Affiliated Security.

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2008 was $981,985 and represented 82.95% of Net Assets.

(B) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $48,764 ($ Thousands).

(C) Securities considered illiquid. The total value of such securities as of 8/31/2008 was $2,790($ Thousands) and represented 0.24% of Net Assets.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(F) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(G) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)  The rate reported is the effective yield at time of purchase.

(J) Zero coupon security. The rate shown on the schedule of investments represents the security's effective yield at the time of purchase.

(K) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $52,542 ($ Thousands)

ABS -- Asset-Based Security
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MXP -- Mexican Peso
NGN -- Nigerian Naira
NIM -- Net Interest Margin
NGN -- Nigerian Naira
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krone
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Security
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 84.5%
ARGENTINA -- 0.2%
   Petrobras Energia Participaciones ADR                  77,300   $         877
   Telecom Argentina ADR, Ser B *                         33,700             448
   Tenaris ADR (A)                                        79,800           4,364
                                                                   -------------
                                                                           5,689
                                                                   -------------
AUSTRALIA -- 2.9%
   AGL Energy (B)                                         13,006             171
   Aquila Resources * (B)                                    400               6
   Australia & New Zealand Banking Group (B)             245,808           3,470
   AWB (B)                                                36,210              91
   BHP Billiton (B)                                      374,454          13,189
   BlueScope Steel (B)                                    88,620             699
   Boart Longyear Group (B)                               92,117             155
   Caltex Australia (A)                                   56,000             601
   Challenger Financial Services Group (A) (B)           218,333             506
   Coca-Cola Amatil (B)                                   16,800             123
   Commonwealth Bank of Australia (B)                     47,780           1,725
   Computershare (B)                                      69,771             539
   CSL (B)                                               187,407           6,560
   Downer EDI (B)                                         26,000             165
   Felix Resources (B)                                    16,950             291
   Fortescue Metals Group * (B)                          113,500             740
   Foster's Group (B)                                    232,660           1,114
   Goodman Fielder (B)                                   649,345             821
   Goodman Group ++ (B)                                  265,073             716
   Incitec Pivot (B)                                      46,395           6,330
   ING Industrial Fund ++ (A) (B)                        449,521             614
   JB Hi-Fi * (B)                                          4,550              54
   Leighton Holdings (A) (B)                              98,700           3,906
   Lion Nathan * (B)                                      21,300             163
   Macquarie Group (B)                                     9,923             369
   Macquarie Infrastructure Group (A) (B)                835,444           1,561
   Macquarie Office Trust ++ (B)                          62,792              56
   Metcash                                               287,200             969
   Mount Gibson Iron * (B)                                82,900             170
   National Australia Bank (B)                           266,530           5,546
   Newcrest Mining (B)                                   170,080           4,000
   Nufarm (B)                                             15,300             217
   OneSteel (B)                                          209,062           1,225
   Orica (B)                                              31,100             661
   Origin Energy (B)                                     118,535           1,640
   OZ Minerals                                           372,954             557
   Pacific Brands (B)                                    231,936             442
   Portman * (B)                                          12,351             198
   Qantas Airways (B)                                    612,200           1,768
   Rio Tinto (B)                                          50,338           5,473
   Santos (B)                                             34,400             590
   Seven Network (B)                                      11,871              80
   TABCORP Holdings (A) (B)                               63,907             468
   Tatts Group (A) (B)                                    43,908              99
   Telstra (B)                                         1,218,739           4,537
   Wesfarmers (B)                                         48,906           1,286
   Westfield Group ++ (B)                                 56,790             836
   Westpac Banking (A) (B)                               100,224           2,009
   Woodside Petroleum (B)                                 18,300             986
   Woolworths (B)                                         59,580           1,443
                                                                   -------------
                                                                          79,935
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
AUSTRIA -- 0.5%
   Erste Group Bank (A) (B)                               21,186   $       1,271
   Immoeast * (B)                                        100,734             648
   IMMOFINANZ (B)                                         29,391             268
   OMV (B)                                                76,115           4,893
   Raiffeisen International Bank Holding (B)              10,211           1,120
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A (B)                  1,816             137
   Voestalpine (A) (B)                                    68,510           3,722
                                                                   -------------
                                                                          12,059
                                                                   -------------
BELGIUM -- 0.6%
   Banque Nationale de Belgique (B)                            6              26
   Belgacom (B)                                           12,323             492
   Colruyt (B)                                             4,504           1,232
   Delhaize Group (B)                                     19,500           1,263
   Dexia (A) (B)                                          64,538             915
   Elia System Operator                                      448              17
   Euronav (B)                                            13,221             561
   Fortis (B)                                            277,548           3,858
   Gimv (B)                                                  417              25
   Groupe Bruxelles Lambert (B)                           17,668           1,844
   KBC Groep (B)                                           8,497             810
   Solvay (B)                                             39,984           4,913
   UCB (B)                                                 7,797             306
   Umicore (B)                                            18,030             793
                                                                   -------------
                                                                          17,055
                                                                   -------------
BERMUDA -- 0.0%
   Seadrill (NOK) (B)                                      4,700             129
                                                                   -------------
BRAZIL -- 1.4%
   Banco do Brasil                                       358,600           5,211
   Cia de Saneamento Basico do Estado de Sao Paulo        76,560           1,716
   Cia Vale do Rio Doce ADR, Cl B (A)                    266,990           7,021
   EDP - Energias do Brasil                               41,500             717
   Localiza Rent A Car                                   174,500           1,736
   Lojas Renner                                           82,100           1,480
   OGX Petroleo e Gas Participacoes *                      4,500           1,557
   Petroleo Brasileiro                                    47,000           1,237
   Petroleo Brasileiro ADR                               100,814           5,316
   Petroleo Brasileiro ADR, Cl A                          57,200           2,458
   Santos Brasil Participacoes                            92,372           1,389
   Souza Cruz                                             42,500           1,116
   Uniao de Bancos Brasileiros GDR                        42,630           5,097
   Usinas Siderurgicas de Minas Gerais                    75,100           2,547
                                                                   -------------
                                                                          38,598
                                                                   -------------
CANADA -- 5.8%
   Agrium *                                               69,010           5,848
   AltaGas Income Trust                                    8,000             192
   ARC Energy Trust                                       48,110           1,371
   Atco                                                    8,500             389
   Bank of Montreal (A)                                   55,230           2,425
   Bank of Nova Scotia (A)                               117,470           5,436
   Barrick Gold                                          164,970           5,750
   Biovail (A)                                            80,200             878
   Bombardier, Cl B                                      191,360           1,490
   Brookfield Asset Management, Cl A                      62,000           1,928
   Canaccord Capital                                       6,800              59

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Canadian Imperial Bank of Commerce (A)                 49,178   $       2,978
   Canadian National Railway                              34,700           1,824
   Canadian Natural Resources                             34,610           2,960
   Canadian Oil Sands Trust                               32,800           1,593
   Celestica *                                           143,420           1,217
   CGI Group, Cl A *                                     124,370           1,360
   CI Financial Income Fund                               11,070             243
   Daylight Resources Trust *                              7,030              86
   Dorel Industries, Cl B                                  3,000              96
   Eastern Platinum *                                    964,350           1,429
   EnCana                                                251,690          18,907
   Enerflex Systems Income Fund                            4,890              73
   Ensign Energy Services                                 26,880             606
   Fairfax Financial Holdings                             11,200           2,462
   First Quantum Minerals                                  2,500             162
   Fording Canadian Coal Trust                             9,600             856
   Fortis                                                  1,530              38
   Freehold Royalty Trust                                  7,500             163
   George Weston                                          14,740             655
   Gerdau Ameristeel                                      12,700             180
   Gildan Activewear *                                     3,470              82
   Goldcorp                                              211,800           7,189
   Husky Energy                                           56,120           2,486
   IAMGOLD                                                38,830             256
   Imperial Oil                                           25,900           1,335
   Industrial Alliance Insurance and Financial
      Services                                             1,380              48
   Keyera Facilities Income Fund                           7,160             157
   Kinross Gold                                            2,700              45
   Laurentian Bank of Canada                               6,870             261
   Linamar                                                 6,900              77
   Lundin Mining *                                        10,700              51
   Methanex                                                5,500             140
   Metro, Cl A                                            30,100             838
   Mullen Group Income Fund                               15,650             332
   National Bank of Canada                                55,270           2,609
   Nexen                                                 173,001           5,432
   Nortel Networks *                                      43,900             266
   Nova Chemicals                                         37,800           1,098
   Onex                                                   19,000             512
   Open Text * (A)                                        17,120             610
   Penn West Energy Trust                                 30,730             904
   Petro-Canada                                          192,440           8,525
   Potash Corp of Saskatchewan                            32,595           5,658
   Potash Saskatchewan                                    57,430          10,013
   Power Corp of Canada                                   63,550           1,972
   Power Financial                                        53,970           1,763
   Precision Drilling Trust                               95,380           2,029
   Research In Motion *                                  112,700          13,722
   Rothmans                                                3,960             111
   Royal Bank of Canada (A)                               74,501           3,426
   Saskatchewan Wheat Pool *                              41,000             474
   Savanna Energy Services                                11,140             211
   Shoppers Drug Mart                                     69,680           3,643
   Sun Life Financial                                    114,672           4,431
   Talisman Energy                                        11,210             199
   Teck Cominco, Cl B                                     91,290           3,821
   TELUS, Cl A                                               119               5
   Toronto-Dominion Bank                                  97,630           5,722
   TransCanada                                             4,800             182
   TransForce *                                           10,900              90

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Vermilion Energy Trust                                  2,000   $          81
   Viterra *                                             106,200           1,227
   Yamana Gold                                            70,840             771
   Yellow Pages Income Fund (A)                          206,740           1,962
                                                                   -------------
                                                                         158,420
                                                                   -------------
CHILE -- 0.1%
   Administradora de Fondos de Pensiones Provida
      ADR                                                  6,800             193
   Banco de Chile ADR                                     18,076             792
   Cia Cervecerias Unidas ADR                             21,000             726
   Embotelladora Andina ADR, Cl B                            600              11
   Enersis ADR                                            97,500           1,671
   Lan Airlines ADR                                        1,000              12
                                                                   -------------
                                                                           3,405
                                                                   -------------
CHINA -- 2.3%
   Anhui Conch Cement, Cl H (A)                          736,639           3,808
   Bank of China (A)                                  12,366,000           5,315
   Bank of Communications, Cl H (A) (B)                4,216,000           4,834
   Baoye Group, Cl H                                      19,000               6
   Bengang Steel Plates, Cl B                          1,075,100             524
   Byd, Cl H                                              14,000              16
   China BlueChemical *                                  167,000             107
   China Coal Energy                                     274,000             459
   China Construction Bank, Cl H                       5,852,000           4,743
   China COSCO Holdings, Cl H (B)                      2,233,500           4,238
   China International Marine Containers, Cl B           131,400             109
   China Life Insurance, Cl H (B)                      1,231,100           4,679
   China Oilfield Services, Cl H                         774,000           1,030
   China Petroleum & Chemical, Cl H (B)                3,640,300           3,505
   China Railway Construction *                        3,081,500           4,232
   China Resources Microelectronics                    1,362,600              33
   China Shenhua Energy                                  257,300             879
   China Shipping Container Lines, Cl H                2,044,750             499
   China Shipping Development, Cl H                    1,528,000           3,610
   Dongfeng Motor Group, Cl H                          1,661,000             701
   First Tractor, Cl H                                   116,000              21
   Foxconn International Holdings * (B)                  296,320             220
   Great Wall Motor, Cl H                                169,000              80
   Great Wall Technology, Cl H                            60,000               8
   Greentown China Holdings                              244,500             187
   Guangdong Electric Power Development, Cl B            247,600              97
   Hangzhou Steam Turbine, Cl B                           98,000             102
   Harbin Power Equipment, Cl H                          370,000             456
   Industrial & Commercial Bank of China, Cl H        16,102,000          11,024
   Jiangling Motors, Cl B                                 12,100               9
   PetroChina, Cl H                                    2,868,000           3,676
   Shanghai Electric Group, Cl H                       1,852,000             763
   Sinotrans, Cl H                                       502,000             113
   Weiqiao Textile, Cl H                                 132,000             105
   Yanzhou Coal Mining, Cl H                             910,000           1,573
   Zhejiang Expressway, Cl H                             828,000             553
                                                                   -------------
                                                                          62,314
                                                                   -------------
COLOMBIA -- 0.0%
   BanColombia ADR                                        28,500             949
                                                                   -------------
CZECH REPUBLIC -- 0.5%
   CEZ (B)                                               184,219          13,896

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Unipetrol                                              52,000   $         634
                                                                   -------------
                                                                          14,530
                                                                   -------------
DENMARK -- 0.8%
   A P Moeller - Maersk, Cl A (B)                             26             292
   A P Moeller - Maersk, Cl B (B)                            323           3,633
   Amagerbanken                                            1,350              31
   D/S Nordern (B)                                         6,435             610
   Danske Bank (B)                                        48,146           1,359
   East Asiatic (B)                                        3,575             217
   Novo-Nordisk, Cl B (B)                                 48,940           2,742
   Sydbank (B)                                            15,590             510
   Vestas Wind Systems * (B)                              94,284          12,840
                                                                   -------------
                                                                          22,234
                                                                   -------------
EGYPT -- 0.1%
   Egyptian International Pharmaceutical
      Industrial                                          30,000             155
   National Societe Generale Bank SAE                     27,988             156
   Paints & Chemical Industry                              8,000              74
   Telecom Egypt                                         240,000             739
                                                                   -------------
                                                                           1,124
                                                                   -------------
FINLAND -- 0.8%
   Fortum (B)                                             49,493           2,039
   Kone, Cl B (B)                                         15,274             475
   Konecranes (B)                                         37,921           1,255
   Metso (B)                                              23,525             918
   Nokia (B)                                             290,855           7,308
   Nokian Renkaat (B)                                     33,163           1,185
   Outokumpu (B)                                         113,990           2,739
   Rautaruukki (B)                                        18,827             641
   Sampo, Cl A (B)                                        89,834           2,268
   Stora Enso, Cl R (B)                                  174,000           1,749
   UPM-Kymmene (B)                                        11,365             195
   Wartsila, Cl B (B)                                     19,723           1,137
   YIT (B)                                                 4,856              76
                                                                   -------------
                                                                          21,985
                                                                   -------------
FRANCE -- 5.8%
   Air France-KLM (B)                                     23,500             567
   Alstom (B)                                             39,422           4,019
   Arkema (B)                                             34,610           1,675
   Atos Origin (B)                                        12,257             661
   AXA (B)                                                41,766           1,337
   BNP Paribas (B)                                       126,794          11,415
   Capital Gemini (B)                                     12,900             764
   Casino Guichard Perrachon (B)                          29,257           2,877
   Christian Dior (B)                                      4,890             522
   Cie de Saint-Gobain (A) (B)                            14,724             903
   CNP Assurances (B)                                     13,369           1,610
   Compagnie Generale des Etablissements Michelin,
      Cl B (B)                                            22,000           1,431
   Credit Agricole (B)                                   245,242           5,218
   Eramet (B)                                              1,220             670
   Eutelsat Communications * (B)                          29,900             832
   France Telecom (B)                                    553,038          16,364
   Gaz de France (B)                                     172,962           9,992
   Gemalto * (B)                                          39,786           1,706
   Lafarge (B)                                            20,434           2,474
   Lagardere S.C.A. (B)                                   40,900           2,291
   LVMH Moet Hennessy Louis Vuitton (B)                   17,030           1,815
   Peugeot (B)                                            64,831           3,091

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   PPR (B)                                                   806   $          94
   Rallye (B)                                                629              29
   Renault (B)                                            68,900           5,774
   Sanofi-Aventis (B)                                    250,169          17,812
   Schneider Electric (B)                                 27,444           2,768
   SCOR (B)                                               10,797             250
   Sequana Capital                                         3,227              53
   Societe Generale (B)                                   78,777           7,626
   Suez Environnement *                                  134,879           3,888
   Technip (B)                                            58,260           4,798
   Thales (B)                                             13,369             756
   Total (B)                                             388,118          27,981
   UBISOFT Entertainment * (B)                            14,241           1,333
   Unibail-Rodamco ++ (B)                                 19,049           3,969
   Valeo (B)                                               4,358             156
   Vallourec (B)                                           9,925           2,771
   Vilmorin & Cie (B)                                        306              47
   Vivendi (B)                                           128,054           4,965
   Wendel (A) (B)                                         18,384           2,034
                                                                   -------------
                                                                         159,338
                                                                   -------------
GERMANY -- 6.3%
   Allianz (B)                                            58,520           9,782
   Altana                                                 14,149             227
   BASF (B)                                              281,908          16,321
   Bayer (B)                                             252,197          20,001
   Bayerische Motoren Werke                                9,814             403
   Beiersdorf                                              2,519             147
   Bilfinger Berger (B)                                    7,132             503
   Celesio                                                25,650             985
   Commerzbank (B)                                        57,913           1,703
   DaimlerChrysler (B)                                    35,551           2,080
   Deutsche Bank (B)                                      99,448           8,476
   Deutsche Beteiligungs (B)                              28,089             733
   Deutsche Boerse (B)                                     2,197             208
   Deutsche Lufthansa (B)                                117,561           2,533
   Deutsche Post (B)                                     175,780           4,131
   Deutsche Telekom (B)                                  347,331           5,772
   E.ON (B)                                              547,242          32,072
   Fresenius Medical Care (B)                            133,260           7,171
   GEA Group (B)                                          50,121           1,581
   Hannover Rueckversicherung (B)                          7,090             304
   Henkel (B)                                             36,578           1,283
   Hypo Real Estate Holding (A) (B)                       36,042             880
   Infineon Technologies * (B)                           256,200           2,192
   K+S (B)                                                51,527           6,241
   KSB (B)                                                    14              10
   Lanxess                                                 8,100             313
   Linde (B)                                              12,585           1,589
   MAN (B)                                                36,219           3,546
   Merck KGaA (B)                                         12,121           1,394
   Muenchener Rueckversicherungs (B)                      38,434           5,988
   Norddeutsche Affinerie (B)                              9,029             419
   Q-Cells * (A) (B)                                      27,140           2,727
   Rheinmetall (B)                                         2,800             179
   RWE (B)                                                84,185           9,114
   Salzgitter (B)                                         29,267           4,502
   SAP (B)                                                44,084           2,479
   SGL Carbon * (B)                                      108,739           6,549
   Siemens (B)                                             5,153             561
   Sixt (B)                                                3,146              95
   Suedzucker (B)                                         33,700             573

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   ThyssenKrupp (B)                                       92,018   $       4,607
   Tognum (B)                                             25,954             572
   TUI (A) (B)                                            51,200           1,022
                                                                   -------------
                                                                         171,968
                                                                   -------------
GREECE -- 0.3%
   Alpha Bank (B)                                         77,930           1,990
   Hellenic Telecommunications Organization               24,723             530
   National Bank of Greece (B)                            55,752           2,467
   OPAP (B)                                               58,649           2,061
   Public Power (B)                                       21,000             531
                                                                   -------------
                                                                           7,579
                                                                   -------------
HONG KONG -- 3.0%
   Allied Properties HK (B)                              230,000              38
   BOC Hong Kong Holdings (B)                          1,633,000           3,631
   Chaoda Modern Agriculture                             410,000             435
   Cheung Kong Holdings (B)                              158,000           2,246
   China Mobile (B)                                    1,673,000          18,992
   China Netcom Group Hong Kong (B)                      266,000             629
   China Pharmaceutical Group                            702,000             231
   China Resources Logic                                 111,200              49
   China State Construction International
      Holdings                                         1,768,000             413
   Chinese Estates Holdings (B)                           33,000              46
   CITIC International Financial Holdings (B)             47,580              38
   Citic Pacific (B)                                     275,380             955
   CLP Holdings (B)                                       85,500             694
   CNOOC                                               4,813,000           7,483
   Cnpc Hong Kong                                      1,570,000             602
   COSCO Pacific (A)                                   1,642,000           2,498
   Dairy Farm International Holdings (B)                  18,000              97
   Digital China Holdings                                627,000             318
   Emperor International Holdings (B)                     65,140              18
   Esprit Holdings (B)                                   286,670           2,366
   GOME Electrical Appliances Holdings * (B)           1,439,510             591
   Great Eagle Holdings (B)                              103,300             286
   Guoco Group (B)                                        54,000             566
   Hang Seng Bank (B)                                    209,990           4,141
   Henderson Land Development (B)                        370,780           2,235
   Hongkong & Shanghai Hotels (B)                        206,600             294
   Hongkong Chinese                                      310,000              35
   HongKong Electric Holdings (B)                        262,270           1,665
   Hongkong Land Holdings (B)                            696,600           2,508
   Hopewell Highway Infrastructure (B)                   164,000             124
   Hopewell Holdings (B)                                  73,000             278
   Hutchison Telecommunications
      International* (B)                                 543,400             678
   Hutchison Whampoa (B)                                 400,980           3,722
   Hysan Development (B)                                  43,000             118
   Industrial and Commercial Bank of China Asia          407,000             892
   Jardine Matheson Holdings (B)                          27,600             795
   Jardine Strategic Holdings (B)                          3,000              47
   Johnson Electric Holdings (B)                         390,190             158
   K Wah International Holdings (B)                       78,200              24
   Kowloon Development (B)                                84,000             130
   Lenovo Group (A) (B)                                6,832,000           4,579
   Noble Group (B)                                       847,000           1,147

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   NWS Holdings (B)                                      105,000   $         232
   Orient Overseas International (B)                     169,000             579
   Pacific Andes Holdings (SGD) (B)                       90,000              23
   Pacific Basin Shipping (B)                            305,000             413
   Pacific Century Premium Developments (B)              314,000             112
   SEA Holdings (B)                                        6,000               4
   Shanghai Industrial Holdings                           80,000             216
   Shenzhou International Group Holdings                 800,000             170
   Shougang Concord International Enterprises            210,000              50
   Singamas Container Holdings (B)                       483,500             117
   Sinolink Worldwide Holdings (B)                       678,000              91
   Sun Hung Kai (B)                                      702,100             531
   Sun Hung Kai Properties (B)                           356,800           4,864
   Television Broadcasts                                   5,000              28
   Texwinca Holdings (B)                                   8,000               7
   Tian An China Investment (B)                          687,400             394
   Tianjin Development Holdings                           16,000               9
   TPV Technology                                        364,000             177
   Transport International Holdings (B)                   28,800             105
   Truly International Holdings                            4,000               3
   VTech Holdings                                          4,000              24
   Wharf Holdings (B)                                  1,227,460           4,436
   Wheelock (B)                                          239,200             567
   Wing Hang Bank (B)                                     11,000             125
   Wing On International (B)                              45,000              79
   Yue Yuen Industrial Holdings (B)                      149,120             413
                                                                   -------------
                                                                          80,561
                                                                   -------------
HUNGARY -- 0.2%
   Magyar Telekom Telecommunications                     210,000           1,082
   OTP Bank Nyrt                                          86,305           3,892
   Richter Gedeon Nyrt                                     4,200             837
   Tiszai Vegyi Kombinat                                   8,000             229
                                                                   -------------
                                                                           6,040
                                                                   -------------
INDIA -- 1.5%
   Apollo Tyres                                          101,400              90
   Bank of India                                         150,936             912
   Bharat Electronics                                     17,000             354
   Birla *                                                32,250             118
   Cairn India *                                          11,470              64
   CESC                                                   16,470             124
   Container of India                                     16,573             330
   Coromandel Fertilisers *                                1,400               6
   Dalmia Cement Bharat                                    1,780               9
   Dena Bank                                              11,540              11
   Dr Reddys Laboratories                                101,231           1,332
   GAIL India                                                 45              --
   Grasim Industries                                       6,390             281
   Great Eastern Shipping                                  9,680              84
   Gujarat Alkalies & Chemicals                           53,480             197
   Gujarat Flourochemicals                                 3,780              18
   Gujarat Narmada Valley Fertilizers                    139,580             369
   Gujarat State Fertilisers                              75,430             285
   Hero Honda Motors                                      19,265             361
   Hindalco Industries                                   148,740             412
   Hindustan Unilever *                                   28,055             156
   Hindustan Zinc                                         73,746             954
   Housing Development Finance                            71,925           3,795

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   ICICI Bank                                             26,407   $         402
   Indian Bank                                           124,674             356
   Jindal Stainless                                      126,770             353
   Jindal Steel & Power                                    2,950             127
   JM Financial                                            1,249              38
   JSW Steel                                              16,810             291
   Kesoram Industries                                     29,960             181
   Larsen & Toubro                                        73,002           4,278
   Madras Cements                                          3,020             173
   Mahindra & Mahindra                                    10,622             139
   Maruti Udyog                                           41,980             614
   National Aluminium                                     59,340             518
   Neyveli Lignite                                       230,000             591
   NTPC *                                                 27,303             108
   Oil & Natural Gas                                      72,240           1,673
   Pidilite Industries                                    14,250              45
   Reliance Industries GDR (B) (C) (D)                    46,870           4,477
   Satyam Computer Services                                2,220              21
   Shipping of India                                      10,112              47
   Siemens India                                         182,592           2,265
   State Bank of India GDR                                 9,020             571
   Steel Authority of India                            1,514,000           5,323
   Sterlite Industries India                              59,790             846
   Syndicate Bank                                         16,560              22
   Tata Chemicals                                         66,250             494
   Tata Consultancy Services                               6,790             125
   Tata Motors                                               478               5
   Tata Power *                                            7,575             179
   Tata Steel                                             34,562             468
   UBS * (E)                                             194,400             696
   UCO Bank                                                7,670               7
   Unitech                                               579,733           2,078
   United Phosphorus *                                    11,970              91
   Wockhardt                                              32,670             147
   Zee Entertainment Enterprises                         628,693           3,090
                                                                   -------------
                                                                          41,101
                                                                   -------------
INDONESIA -- 0.6%
   Apexindo Pratama Duta                                 171,500              41
   Astra International                                   438,000             986
   Bank Rakyat Indonesia                               5,389,000           3,410
   Bumi Resources (B)                                 13,440,000           7,989
   HM Sampoerna                                          177,000             210
   International Nickel Indonesia                        734,000             297
   Telekomunikasi Indonesia                            3,865,800           3,388
   Timah                                               1,280,000             357
   Unilever Indonesia *                                   30,000              24
                                                                   -------------
                                                                          16,702
                                                                   -------------
IRELAND -- 0.1%
   Anglo Irish Bank (B)                                    2,968              26
   CRH                                                        74               2
   Irish Life & Permanent (B)                             43,239             404
   Paddy Power (B)                                        35,250             828
                                                                   -------------
                                                                           1,260
                                                                   -------------
ISRAEL -- 0.6%
   Bank Hapoalim                                         384,793           1,511
   Bank Leumi Le-Israel                                  150,000             625
   Bezeq Israeli Telecommunication                     1,728,712           3,110
   First International Bank of Israel *                   32,000             335
   Israel Chemicals                                      106,200           1,780
   Teva Pharmaceutical Industries (A)                     24,600           1,176

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Teva Pharmaceutical Industries ADR (A)                146,960   $       6,957
   Union Bank of Israel *                                 18,000              77
                                                                   -------------
                                                                          15,571
                                                                   -------------
ITALY -- 2.1%
   A2A (B)                                               605,280           1,899
   Banca Intesa (B)                                      540,277           2,910
   Banca Intesa RNC (B)                                  252,812           1,228
   Banche Popolari Unite (B)                             134,560           3,019
   Banco Popolare Scarl (B)                              203,644           3,892
   Edison                                                 32,752              61
   Enel (B)                                              904,648           8,336
   ENI (B)                                               517,129          16,833
   Fiat (B)                                               81,960           1,272
   Fondiaria-Sai (B)                                      19,333             538
   IFIL - Investments (A) (B)                            113,129             740
   Iride (B)                                               7,693              21
   Italcementi (B)                                        10,097             142
   Mediobanca (B)                                         85,217           1,218
   Milano Assicurazioni                                      387               2
   Pirelli                                               612,401             415
   Prysmian (B)                                           25,241             620
   Snam Rete Gas                                          93,596             587
   Telecom Italia (B)                                  5,184,981           7,894
   Terna Rete Elettrica Nazionale (B)                    290,699           1,172
   UniCredito Italiano (B)                               388,603           2,098
   Unipol Gruppo Finanziario (B)                         374,627             937
                                                                   -------------
                                                                          55,834
                                                                   -------------
JAPAN -- 11.7%
   77 Bank (B)                                            92,000             526
   Acom (B)                                               13,360             373
   ADEKA *                                                   400               3
   Aeon (B)                                               67,300             774
   Aichi Bank (B)                                            900              62
   Aida Engineering                                        1,000               5
   Aisin Seiki (B)                                        31,600             834
   Akita Bank (B)                                          3,000              12
   All Nippon Airways                                     71,000             263
   Aloka * (B)                                             2,800              35
   Alps Electric (B)                                      72,700             659
   Amada (B)                                              56,000             340
   Amano (B)                                               7,700              66
   AOC Holdings                                            4,700              49
   AOKI Holdings (B)                                       3,400              45
   Aoyama Trading (B)                                      6,700             122
   Aozora Bank (B)                                       100,000             195
   Asahi Breweries (B)                                   117,000           2,173
   Asahi Glass (B)                                       256,000           2,726
   Asahi Kasei (B)                                       138,000             650
   Astellas Pharma (B)                                    14,100             637
   Autobacs Seven (B)                                     20,200             563
   Bank of Kyoto (B)                                     153,000           1,600
   Bank of Nagoya (B)                                     21,000             115
   Belluna (B)                                             4,050              21
   Benesse (B)                                            21,400             941
   Bridgestone (B)                                        63,400           1,070
   Canon (B)                                              29,200           1,313
   Canon Electronics * (B)                                 4,700              86
   Canon Finetech (B)                                        100               1
   Cawachi (B)                                               700              15

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Central Japan Railway (B)                                 253   $       2,636
   Chiba Kogyo Bank * (B)                                  4,100              49
   Chudenko (B)                                            5,300              77
   Circle K Sunkus (B)                                    18,700             307
   CKD (B)                                                 4,900              24
   CMK (B)                                                41,400             256
   Coca-Cola Central Japan (B)                                 2              14
   Coca-Cola West Holdings (B)                             4,700             109
   Corona (B)                                              1,700              22
   Credit Saison (B)                                      37,600             760
   CyberAgent * (B)                                          757             725
   Daiei * (B)                                           142,650           1,131
   Daihatsu Motor (B)                                    130,000           1,605
   Daiichikosho (B)                                        2,800              29
   Dainichiseika Color & Chemicals
      Manufacturing                                        9,000              31
   Dainippon Ink and Chemicals (B)                       407,000             904
   Dainippon Sumitomo Pharma (B)                          36,000             320
   Daishi Bank                                            11,000              44
   Daiwa House Industry                                   16,000             158
   DaVinci Advisors * (A) (B)                                795             258
   DCM Japan Holdings (B)                                 13,400              98
   Denki Kagaku Kogyo (B)                                 49,000             139
   Denso                                                  52,000           1,353
   Don Quijote * (B)                                       5,800             102
   DTS *                                                   3,100              43
   EDION (A)                                              33,500             264
   Eighteenth Bank (B)                                    17,000              45
   Electric Power Development (B)                         61,600           2,271
   FamilyMart (B)                                         84,500           3,432
   Fancl * (B)                                               500               6
   Fast Retailing (B)                                     35,200           3,563
   Fuji Electric Holdings (B)                             92,000             217
   Fuji Fire & Marine Insurance (B)                       38,000             104
   Fuji Heavy Industries (B)                              64,000             367
   Fuji Machine Manufacturing (B)                          3,900              56
   Fuji Television Network (B)                               196             282
   Fujitsu (B)                                           964,000           6,682
   Fukuda Denshi                                           1,900              42
   Fukuoka Financial Group (B)                           104,000             367
   Furukawa Electric                                     188,000             972
   Furuno Electric (B)                                     3,100              36
   Futaba (B)                                              3,500              59
   Hachijuni Bank (B)                                     39,000             227
   Hankyu Hanshin Holdings                                 1,000               4
   Heiwado (B)                                             2,600              42
   Higashi-Nippon Bank (B)                                16,000              52
   Higo Bank (B)                                          20,000             116
   HI-LEX                                                  2,700              34
   Hino Motors (B)                                        52,000             254
   Hisamitsu Pharmaceutical (B)                           30,300           1,350
   Hitachi (B)                                           675,900           4,991
   Hitachi Capital (B)                                    10,300             156
   Hitachi Chemical (B)                                   16,900             308
   Hitachi Construction Machinery (B)                     18,500             434
   Hitachi High-Technologies *                            44,800             828
   Hitachi Koki (B)                                       10,300             121
   Hitachi Maxell (B)                                      8,100              91
   Hitachi Metals (B)                                     81,000           1,206
   Hitachi Systems & Services *                              500               8
   Hokkaido Electric Power (B)                            24,500             549
   Hokuetsu Bank (B)                                      25,000              54

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Honda Motor (B)                                       180,300   $       5,872
   Hyakugo Bank (B)                                       26,000             147
   Hyakujushi Bank (B)                                    30,000             159
   Inpex Holdings (B)                                        433           4,728
   Isetan Mitsukoshi Holdings (B)                         48,700             544
   Isuzu Motors (B)                                      321,000           1,206
   IT Holdings * (B)                                       4,100              65
   Itochu (B)                                            618,000           4,985
   Itochu Enex (B)                                         8,900              55
   Japan Aviation Electronics Industry (B)                11,000              69
   Japan Digital Laboratory                                2,000              24
   Japan Petroleum Exploration (B)                         5,600             373
   Japan Steel Works (B)                                 479,510           8,281
   Japan Tobacco (B)                                         840           3,998
   JFE Holdings (B)                                      196,900           8,343
   JGC (B)                                                14,000             269
   JS Group (B)                                           33,800             460
   JTEKT (B)                                              33,100             423
   Kagawa Bank (B)                                         7,000              36
   Kajima (B)                                            309,000             953
   Kamigumi (B)                                           35,000             271
   Kaneka (B)                                             40,000             252
   Kanematsu * (B)                                        12,000              14
   Kansai Electric Power (B)                              26,300             647
   Kanto Natural Gas Development * (B)                     7,000              46
   Kao (B)                                                68,000           1,931
   Kawasaki Heavy Industries (B)                          80,000             177
   Kawasaki Kisen Kaisha (B)                              95,000             675
   KDDI (B)                                                  418           2,441
   Keisei Electric Railway (B)                            43,000             238
   Keiyo Bank (B)                                          2,000               9
   Kinden (B)                                             48,000             460
   Kirin Holdings (B)                                    197,000           2,955
   Kissei Pharmaceutical * (B)                             8,000             175
   Kobe Steel (B)                                        279,000             669
   Komatsu (B)                                            74,700           1,568
   Komori (B)                                              6,000              88
   Kose (B)                                                5,200             142
   Kubota (B)                                            120,000             840
   Kuraray (B)                                            34,500             361
   Kurita Water Industries (B)                            35,600           1,162
   Kuroda Electric * (B)                                   2,400              28
   Kyoei Steel (B)                                         1,700              35
   Kyorin (B)                                              5,000              67
   Kyushu Electric Power (B)                               7,200             159
   Lawson (B)                                             29,900           1,374
   Leopalace21 (B)                                        67,400             688
   Lion * (B)                                              1,000               5
   Mabuchi Motor (B)                                       2,800             131
   Maeda (B)                                              14,000              43
   Maeda Road Construction (B)                             7,000              45
   Makino Milling Machine                                  4,000              18
   Makita (B)                                             23,200             601
   Mandom (B)                                                700              19
   Marubeni (A) (B)                                      427,000           2,649
   Matsushita Electric Industrial (B)                    237,000           4,886
   Mazda Motor (B)                                       602,000           3,213
   Meiji Seika Kaisha (B)                                 32,000             151
   Melco Holdings *                                        2,200              50
   Mie Bank (B)                                           11,000              48
   Mikuni Coca-Cola Bottling (B)                           4,000              38
   Millea Holdings (B)                                    82,200           2,796

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Minato Bank (B)                                        40,000   $          60
   Minebea (B)                                            50,000             220
   Mitsubishi (B)                                        627,900          17,295
   Mitsubishi Chemical Holdings (B)                      481,500           2,731
   Mitsubishi Electric (B)                               274,000           2,330
   Mitsubishi Gas Chemical (B)                            43,000             244
   Mitsubishi Heavy Industries (B)                       212,000           1,015
   Mitsubishi Materials (B)                              121,000             431
   Mitsubishi Rayon (B)                                   43,000             116
   Mitsubishi UFJ Financial Group (B)                    713,720           5,440
   Mitsui (B)                                            431,000           7,369
   Mitsui Chemicals (B)                                  256,000           1,267
   Mitsui Fudosan (B)                                     72,000           1,504
   Mitsui High-Tec                                         4,200              29
   Mitsui Home * (B)                                       3,000              15
   Mitsui OSK Lines (B)                                  525,000           6,240
   Mitsui Sumitomo Insurance Group Holdings (B)           59,200           1,947
   Mitsui Trust Holdings (B)                             506,000           2,797
   Mitsumi Electric (B)                                    2,800              75
   Mizuho Financial Group (B)                                170             726
   Morinaga Milk Industry (B)                              1,000               3
   Murata Manufacturing (B)                               19,500             859
   N E Chemcat (B)                                         1,000              17
   Nafco (B)                                               2,300              32
   Nagase (B)                                             13,000             123
   NEC (B)                                               171,000             790
   NEC Fielding (B)                                          300               3
   NGK Spark Plug (B)                                     18,000             199
   Nichicon (B)                                            5,100              42
   Nichirei (B)                                           18,000             103
   Nikon (B)                                              57,000           1,855
   Nintendo (B)                                           40,315          18,978
   Nippo (B)                                              54,000             287
   Nippon Beet Sugar Manufacturing (B)                   143,000             341
   Nippon Electric Glass (A) (B)                         304,000           4,066
   Nippon Light Metal (B)                                 18,000              27
   Nippon Meat Packers (B)                                15,000             244
   Nippon Metal Industry (B)                               2,000               5
   Nippon Mining Holdings (B)                            417,600           2,326
   Nippon Oil (B)                                        219,000           1,370
   Nippon Sheet Glass (A) (B)                            107,000             549
   Nippon Shokubai (B)                                    18,000             116
   Nippon Steel (A) (B)                                1,108,000           5,270
   Nippon Steel Trading                                   12,000              32
   Nippon Telegraph & Telephone (B)                        3,407          16,796
   Nippon Thompson (B)                                     6,000              32
   Nippon Yusen (A) (B)                                  458,000           3,665
   Nipro (B)                                               7,000             128
   Nishimatsu Construction (B)                            26,000              58
   Nishi-Nippon City Bank (B)                            104,000             272
   Nissan Motor (B)                                      915,000           6,969
   Nissan Shatai (B)                                      10,000              75
   Nisshin Oillio Group (B)                               10,000              56
   Nisshin Seifun Group (B)                                4,500              62
   Nisshin Steel (B)                                     113,000             303
   Nitta *                                                 2,000              31
   Nitto Denko (B)                                        19,300             581
   Nitto Kogyo (B)                                         3,400              32
   NOK                                                     3,700              53
   Nomura Real Estate Holdings (A) (B)                    23,900             491

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Noritake                                                4,000   $          15
   NTT DoCoMo (B)                                          1,596           2,522
   Oita Bank (B)                                          14,000              74
   Oki Electric Industry, Cl B (A) (B)                   202,000             275
   Okinawa Cellular Telephone                                 19              33
   Omron (B)                                              25,800             455
   Onward Holdings (B)                                    39,000             425
   ORIX (B)                                               25,470           3,111
   Pacific Metals (B)                                     16,000             103
   QP (B)                                                 14,300             136
   Rakuten (A) (B)                                         8,570           4,786
   Rasa Industries (B)                                   130,000             214
   Resona Holdings (A) (B)                                   678             791
   ResortTrust * (B)                                       3,800              41
   Ricoh (B)                                               6,000              99
   Riso Kagaku (B)                                         2,200              29
   Rohm (B)                                               11,100             641
   Roland (B)                                              1,700              28
   Roland DG (B)                                             300               5
   Royal Holdings                                          2,300              21
   Ryobi (B)                                              14,000              46
   Sakai Chemical Industry (B)                             1,000               3
   Sanei-International                                     2,300              30
   San-In Godo Bank (B)                                   14,000             109
   Sanki Engineering (B)                                  16,000             118
   Sankyo (B)                                             22,100           1,049
   Sanwa Shutter (B)                                      51,000             190
   Sapporo Hokuyo Holdings (B)                               146             788
   Sazaby League (B)                                       1,600              21
   Seiko Epson (B)                                        18,300             529
   Seiko Holdings (B)                                      2,000               7
   Senshukai (B)                                           4,500              27
   SFCG (A) (B)                                            1,870             153
   Sharp (B)                                             263,000           3,355
   Shima Seiki Manufacturing * (B)                         3,600              84
   Shimadzu (B)                                           66,000             620
   Shimano (B)                                            24,900           1,009
   Shin-Etsu Chemical                                      5,400             301
   Shionogi (B)                                           36,000             814
   Showa Shell Sekiyu (B)                                 47,300             536
   Sojitz (B)                                            151,600             434
   Sompo Japan Insurance (B)                              66,000             597
   SRI Sports (B)                                             13              15
   Sumitomo (B)                                           70,500             881
   Sumitomo Chemical (B)                                 112,000             689
   Sumitomo Electric Industries (B)                       69,110             795
   Sumitomo Heavy Industries (B)                          82,000             400
   Sumitomo Metal Mining (B)                             208,000           2,657
   Sumitomo Mitsui Financial Group (B)                     1,388           8,427
   Sumitomo Rubber Industries (B)                         23,700             190
   Sumitomo Trust & Banking (B)                          112,000             670
   Suruga Bank * (B)                                     132,000           1,419
   Suzuken (B)                                             8,400             303
   Suzuki Motor (B)                                       43,200             913
   T&D Holdings (B)                                       41,250           2,170
   Tachi-S *                                               8,500              98
   Takefuji (A) (B)                                       46,000             611
   Takeuchi Manufacturing (B)                              1,200              21
   Tamron (B)                                                700              13
   Tanabe Seiyaku (B)                                    141,000           1,980
   Teikoku Piston Ring * (A)                              13,200              85

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Tempstaff                                                   3   $           2
   Tochigi Bank (B)                                        9,000              49
   Toho Bank                                               3,000              12
   Tohoku Electric Power (B)                              40,600             970
   Tokuyama (B)                                           27,000             183
   Tokyo Electric Power (B)                              192,100           5,496
   Tokyo Style (B)                                         2,000              17
   Tokyu Land                                             43,000             182
   Topre (B)                                               4,000              33
   Topy Industries (B)                                    16,000              45
   Toshiba (A) (B)                                       808,000           4,520
   Toshiba TEC (B)                                        27,000             136
   Tosoh (B)                                              57,000             208
   Toyo Seikan Kaisha (B)                                  1,900              35
   Toyota Industries (B)                                  27,400             791
   Toyota Motor (B)                                      162,900           7,287
   Trusco Nakayama (B)                                     2,400              33
   TS Tech * (B)                                           3,200              47
   TV Asahi (B)                                               36              52
   Unipres (B)                                             3,000              32
   UNY (B)                                                25,000             276
   Valor *                                                 4,000              36
   Victor Company of Japan *                               5,000               8
   West Japan Railway (B)                                    149             722
   Yachiyo Bank (B)                                           17              41
   Yamaha Motor (B)                                       28,400             439
   Yamato Kogyo (B)                                       34,200           1,250
   Yamazaki Baking (A) (B)                                13,000             154
   Yaskawa Electric (B)                                   64,000             448
   Yodogawa Steel Works (B)                               14,000              72
   Yokogawa Bridge Holdings (B)                            3,000              18
   Yurtec (B)                                              8,000              37
   Yutaka Giken                                              500               8
   Zeon (B)                                               22,000              89
                                                                   -------------
                                                                         319,994
                                                                   -------------
JERSEY -- 0.0%
   Meinl European Land *                                  21,908             223
   Randgold Resources * (B)                                3,265             145
                                                                   -------------
                                                                             368
                                                                   -------------
MALAYSIA -- 0.2%
   Affin Holdings                                         60,600              33
   AMMB Holdings                                         552,000             495
   Asiatic Development (Malaysia)                        131,000             215
   Boustead Holdings                                       8,000              12
   HAP Seng Consolidated                                 106,000              79
   Hong Leong Bank                                        25,000              42
   KFC Holdings Malaysia                                  50,100             100
   Kulim Malaysia                                        131,000             292
   Lion Industries                                       408,000             246
   Multi-Purpose Holdings                                 20,600               9
   Oriental Holdings                                      21,000              35
   Petronas Dagangan                                       9,000              18
   Petronas Gas                                            9,000              26
   Ranhill                                               538,000             162
   Resorts World                                       4,616,900           3,667
   Southern Steel                                         39,000              31
   Tanjong                                                 2,000               8
   Tenaga Nasional                                       182,000             422
   Titan Chemicals                                       810,000             248

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   UMW Holdings                                          175,000   $         316
                                                                   -------------
                                                                           6,456
                                                                   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (SGD)(B)                        619,000             276
                                                                   -------------
MEXICO -- 1.0%
   Alfa, Cl A                                            197,200           1,027
   America Movil ADR, Ser L                               88,500           4,548
   America Movil, Ser L                                1,116,000           2,869
   Cemex                                               1,461,800           2,929
   Cemex ADR *                                           195,100           3,911
   Consorcio ARA                                         233,625             184
   Controladora Comercial Mexicana                       162,200             404
   Cydsa                                                  52,600              46
   Embotelladoras Arca                                   151,900             523
   Gruma, Ser B, Cl B *                                    2,600               7
   Grupo Aeroportuario del Pacifico,
      Ser B, Cl B                                        130,700             372
   Grupo Aeroportuario del Sureste, Ser B, Cl B          117,500             560
   Grupo Continental                                     163,500             397
   Grupo Elektra                                           6,493             241
   Grupo Financiero Banorte, Ser O (A)                 1,064,289           4,262
   Grupo Lamosa *                                         40,800              85
   Grupo Mexico, Ser B                                 1,200,853           2,000
   Industrias, Ser B *                                   124,800             581
   Mexichem                                               81,000             187
   Urbi Desarrollos Urbanos *                            568,230           1,592
                                                                   -------------
                                                                          26,725
                                                                   -------------
NETHERLANDS -- 2.4%
   Aegon (A) (B)                                          67,080             793
   Akzo Nobel (B)                                         67,322           4,123
   Binck Bank *                                            9,680              94
   Boskalis Westminster (B)                               26,926           1,596
   European Aeronautic Defense and Space (A) (B)          66,827           1,501
   Fugro (B)                                              17,106           1,324
   Heineken (B)                                           41,829           1,968
   Heineken Holding (A) (B)                               12,268             546
   ING Groep (B)                                         244,043           7,630
   Koninklijke Ahold (B)                                 245,894           3,085
   Koninklijke BAM Groep                                  50,300             890
   Koninklijke DSM (B)                                   101,332           5,853
   Royal Dutch Shell, Cl A (B)                           508,647          17,764
   Royal Dutch Shell, Cl A (GBP) (B)                     155,339           5,432
   Royal Dutch Shell, Cl B (A) (B)                       281,310           9,679
   Royal KPN (B)                                         152,858           2,603
   SNS Reaal (B)                                           4,054              68
   TNT (B)                                                21,523             806
   Wolters Kluwer                                         20,400             498
                                                                   -------------
                                                                          66,253
                                                                   -------------
NEW ZEALAND -- 0.1%
   Fletcher Building (B)                                  45,000             236
   Telecom Corp of New Zealand                           591,500           1,298
   Vector (B)                                             96,150             157
   Warehouse Group                                         4,200              10
                                                                   -------------
                                                                           1,701
                                                                   -------------
NORWAY -- 0.7%
   DnB (B)                                               163,620           1,902

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Norsk Hydro (B)                                       282,780   $       3,021
   Petroleum Geo-Services * (B)                           44,496             958
   Statoil (B)                                           328,563          10,105
   Yara International (B)                                 69,253           4,299
                                                                   -------------
                                                                          20,285
                                                                   -------------
PANAMA -- 0.1%
   Copa Holdings, Cl A (A)                                53,900           2,058
                                                                   -------------
PAPUA NEW GUINEA -- 0.0%
   Oil Search (B)                                         13,100              67
                                                                   -------------
PHILIPPINES -- 0.1%
   Aboitiz Equity Ventures                                48,000               8
   First Gen                                               7,000               4
   JG Summit Holdings                                  1,055,000             162
   Petron                                              1,020,000             135
   Philex Mining                                       2,793,600             460
   Philippine Long Distance Telephone                      5,340             314
   Pilipino Telephone                                    563,000             105
   San Miguel, Cl B                                       94,000              92
   SM Investments                                        183,851           1,123
                                                                   -------------
                                                                           2,403
                                                                   -------------
POLAND -- 0.3%
   Bank Handlowy w Warszawie                               1,003              28
   Bank Ochrony Srodowiska *                                  21               1
   Bank Pekao                                                900              72
   Cyfrowy Polsat                                        239,447           1,534
   KGHM Polska Miedz                                      58,790           1,986
   Kredyt Bank *                                          32,000             197
   Polish Oil & Gas                                      798,000           1,201
   Polski Koncern Naftowy Orlen                          107,000           1,552
   Powszechna Kasa Oszczednosci Bank
      Polski                                               5,000             108
   Telekomunikacja Polska                                213,000           2,145
   Zaklady Azotowe Pulawy                                  2,100              92
                                                                   -------------
                                                                           8,916
                                                                   -------------
PORTUGAL -- 0.1%
   Energias de Portugal (B)                              232,927           1,187
   Portugal Telecom (B)                                  122,060           1,280
   Sonae Industria                                        16,553              64
                                                                   -------------
                                                                           2,531
                                                                   -------------
RUSSIA -- 2.4%
   Comstar United Telesystems GDR                         69,300             478
   Evraz Group GDR                                        19,300           1,299
   Gazprom OAO ADR (B)                                   648,980          25,253
   LUKOIL ADR                                            153,849          11,496
   Mechel ADR (A)                                         73,300           2,004
   MMC Norilsk Nickel ADR (B)                            209,565           4,127
   Mobile Telesystems ADR                                 49,100           3,339
   NovaTek OAO GDR                                        21,500           1,544
   Novolipetsk Steel GDR                                  23,500             917
   Novorossiysk Commercial Sea Port GDR                   82,000             817
   Rosneft Oil GDR (D)                                   392,534           3,336
   Sberbank GDR (A)                                       18,179           4,643
   Surgutneftegaz ADR                                     96,500             680
   Tatneft GDR                                            16,800           1,720
   Uralkali GDR                                          106,886           4,596

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Vimpel-Communications ADR                              13,100   $         315
                                                                   -------------
                                                                          66,564
                                                                   -------------
SINGAPORE -- 0.5%
   Allgreen Properties                                     2,000               1
   Cerebos Pacific * (B)                                   2,000               5
   ComfortDelgro (B)                                      40,000              42
   DBS Group Holdings (B)                                 85,000           1,077
   Fraser and Neave                                       86,000             264
   Haw Par (B)                                            19,000              85
   Ho Bee Investment                                      30,000              14
   Hong Leong Asia (B)                                    44,000              40
   Hotel Plaza                                            17,000              17
   Jardine Cycle & Carriage (B)                           14,000             175
   K1 Ventures                                            76,000              13
   Keppel (B)                                            113,000             787
   Metro Holdings                                         37,000              18
   NatSteel                                               60,000              60
   Neptune Orient Lines (A) (B)                          924,000           1,459
   Oversea-Chinese Banking (B)                           353,000           2,004
   SembCorp Industries (B)                               113,000             329
   Singapore Airlines (B)                                 28,000             300
   Singapore Land (B)                                     13,000              50
   Singapore Petroleum (A) (B)                            41,000             154
   Singapore Technologies Engineering (B)                169,000             335
   Singapore Telecommunications (B)                       12,000              30
   SP Chemicals (B)                                      133,500              54
   United Overseas Bank (B)                              271,000           3,613
   UOB-Kay Hian Holdings (B)                             143,000             131
   UOL Group                                              29,000              59
   Venture                                                 6,000              42
   Wheelock Properties  (B)                               27,000              25
   Wilmar International (A) (B)                          729,000           1,935
                                                                   -------------
                                                                          13,118
                                                                   -------------
SOUTH AFRICA -- 2.1%
   African Rainbow Minerals                               20,300             683
   AngloGold Ashanti                                       9,900             267
   ArcelorMittal (B)                                     255,693          20,130
   ArcelorMittal South Africa                             57,600           1,359
   Assore                                                  3,775             368
   AST Group *                                           460,000              50
   Aveng                                                 114,000             981
   Combined Motor Holdings                                 7,293               6
   DataTec                                                50,000             190
   Exxaro Resources                                       62,000             926
   Gold Fields                                            54,000             495
   Grindrod *                                            112,000             364
   Group                                                  23,000             354
   Harmony Gold Mining *                                 137,835           1,204
   Harmony Gold Mining ADR * (A)                         178,200           1,552
   Impala Platinum Holdings                               94,200           2,662
   Medi-Clinic *                                          88,469             211
   Metropolitan Holdings                                 204,000             339
   Mvelaphanda Resources *                                27,000             164
   Nedbank Group                                          72,000             974
   Palabora Mining                                        16,000             216
   Remgro                                                  4,500             109
   Sanlam (B)                                          2,320,401           5,362
   Sappi                                                 250,969           2,647
   Sasol (B)                                             268,781          14,819

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Standard Bank Group                                   100,311   $       1,172
                                                                   -------------
                                                                          57,604
                                                                   -------------
SOUTH KOREA -- 2.2%
   Asia Cement                                               783              42
   Daelim Industrial                                       4,814             297
   Daewoo Shipbuilding & Marine Engineering               84,628           2,677
   Daou Technology                                        18,650              84
   Dongwon Industries *                                      310              32
   Doosan *                                                4,420             496
   GS Home Shopping                                        1,514              91
   Hana Financial Group                                   24,100             853
   Handsome                                               11,850             120
   Hanwha Chemical                                        45,020             424
   Honam Petrochemical (B)                                 6,000             355
   Hynix Semiconductor * (B)                              73,900           1,301
   Hyundai Department Store                                8,190             669
   Hyundai Development                                    79,528           3,004
   Hyundai Heavy Industries                               23,094           5,020
   Hyundai Mipo Dockyard                                   1,187             170
   Hyundai Mobis (B)                                       6,330             526
   Industrial Bank of Korea (B)                           10,680             152
   KCC Engineering & Construction                          1,700              44
   Kookmin Bank (B)                                        5,900             323
   Korea Development Financing                             3,680             133
   Korea Electric Power                                   60,190           1,821
   Korea Fine Chemical                                     1,500              77
   Korea Zinc                                                970             112
   Korean Petrochemical Industries                         4,180             102
   KT                                                     43,630           1,789
   KT Freetel                                             26,970             708
   KT&G                                                   31,130           2,616
   Kyeryong Construction Industrial                        1,080              21
   LG                                                     29,190           1,666
   LG Chemical                                            30,330           2,626
   LG Dacom                                                3,750              70
   LG Electronics                                         24,510           2,258
   LG Household & Health Care *                            2,001             346
   LG Telecom                                             76,700             670
   LG.Philips LCD                                        156,200           3,849
   Lotte Confectionery *                                     120             144
   LS Cable                                                4,920             357
   Namyang Dairy Products *                                   25              16
   Nong Shim Holdings                                      1,110              71
   Ottogi                                                  1,369             206
   Pacific                                                 3,469             417
   POSCO                                                   2,940           1,265
   Samho International                                     9,610              69
   Samsung Electronics                                    25,303          11,868
   Samsung Fire & Marine Insurance                        23,324           4,236
   Samsung Heavy Industries                               38,900           1,106
   Samwhan                                                 3,300              51
   SeAH Holdings                                             150              16
   SFA Engineering                                         1,265              65
   Shinsegae                                               8,459           4,200
   SK Energy                                               4,982             390
   SK Gas                                                  2,500             160
   SK Holdings                                             2,035             203
   Young Poong                                               440             193
   Youngone                                               21,210             168
                                                                   -------------
                                                                          60,745
                                                                   -------------

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
SPAIN -- 2.4%
   ACS Actividades Construcciones y
      Servicios (A) (B)                                   62,528   $       2,778
   Banco Bilbao Vizcaya Argentaria (B)                   264,270           4,475
   Banco Espanol de Credito * (B)                          1,521              21
   Banco Santander Central Hispano (B)                 1,034,747          17,653
   Baron de Ley *                                            756              49
   Cementos Portland Valderrivas (B)                       3,009             166
   Corp Financiera Alba * (B)                              6,520             344
   Gas Natural (A) (B)                                   190,438           8,854
   Grifols (B)                                            49,516           1,475
   Iberdrola (B)                                         618,010           7,473
   Iberdrola Renovables * (B)                            148,704             936
   Mapfre (A) (B)                                        145,452             698
   Repsol (B)                                            283,514           8,800
   Sacyr Vallehermoso (B)                                  6,276             114
   Telefonica (B)                                        398,367           9,878
   Union Fenosa * (B)                                     81,102           2,063
                                                                   -------------
                                                                          65,777
                                                                   -------------
SWEDEN -- 1.1%
   Alfa Laval (B)                                         46,177             633
   Atlas Copco, Cl B (B)                                   9,000             116
   Atlas Copco, Cl A (A) (B)                              75,400           1,057
   Eniro (A) (B)                                          25,080             109
   Hennes & Mauritz, Cl B (B)                             35,505           1,767
   Hexpol *                                                    1              --
   Investor, Cl B (A) (B)                                152,910           3,234
   NCC, Cl B (B)                                           2,141              28
   Nordea Bank (A) (B)                                   423,631           5,652
   Oriflame Cosmetics (B)                                  2,324             135
   Ratos, Cl B                                             9,800             269
   Saab, Cl B (B)                                         25,962             628
   Scania, Cl B (B)                                        8,300             119
   Skandinaviska Enskilda Banken, Cl A (B)                34,470             619
   Skanska, Cl B (B)                                      39,162             495
   SKF, Cl B (B)                                          57,980             882
   Ssab Svenskt Stal, Cl A                                 5,213             128
   Ssab Svenskt Stal                                      15,027             327
   Svenska Cellulosa, Cl B (B)                           181,021           2,066
   Svenska Handelsbanken, Cl A (B)                        28,563             690
   Swedbank (A) (B)                                       96,190           1,698
   Tele2, Cl B (B)                                        99,600           1,539
   Telefonaktiebolaget LM Ericsson, Cl B (B)             385,000           4,414
   TeliaSonera                                            99,000             693
   Trelleborg, Cl B (A) (B)                               17,000             296
   Volvo, Cl B (B)                                       147,250           1,676
                                                                   -------------
                                                                          29,270
                                                                   -------------
SWITZERLAND -- 5.8%
   ABB (B)                                               566,861          13,939
   Actelion * (B)                                         18,370           1,057
   Addax Petroleum                                        46,600           1,783
   Adecco (B)                                             25,200           1,185
   Baloise Holding (B)                                    22,720           1,949
   Bobst Group (B)                                           837              59
   Bucher Industries (B)                                   1,468             302
   Clariant (B)                                           38,000             342
   Compagnie Financiere Richemont, Cl A (B)               84,710           4,942

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Credit Suisse Group (B)                               149,295   $       6,942
   Elektrizitaets-Gesellschaft Laufenburg                    308             384
   Helvetia Holding (B)                                    1,660             516
   Holcim                                                  5,191             374
   Inficon Holding (B)                                     3,113             430
   Lindt & Spruengli (B)                                     257             660
   Nestle (B)                                            601,432          26,567
   Novartis (B)                                          418,761          23,389
   Pargesa Holding (B)                                     1,262             131
   Petroplus Holdings (B)                                  3,150             145
   Roche Holding (B)                                      80,336          13,553
   Schmolz + Bickenbach                                    4,023             224
   Schweizerische National-
      Versicherungs-Gesellschaft                               4               3
   Sika                                                       42              53
   Sonova Holding (B)                                     20,143           1,461
   STMicroelectronics (B)                                 75,586             991
   Swatch Group (B)                                       19,106             860
   Swiss Life Holding (B)                                 11,264           2,054
   Swiss Reinsurance (B)                                  93,216           5,748
   Swisscom (B)                                            5,826           1,872
   Syngenta (B)                                           68,772          18,500
   Synthes (B)                                             9,104           1,263
   Temenos Group * (B)                                    33,694             886
   Xstrata (B)                                           243,821          13,602
   Zurich Financial Services (B)                          47,053          12,315
                                                                   -------------
                                                                         158,481
                                                                   -------------
TAIWAN -- 2.3%
   Acer                                                  419,302             837
   Advanced Semiconductor Engineering                  6,580,871           4,744
   Asustek Computer (B)                                1,197,759           2,754
   AU Optronics                                        2,083,175           2,473
   Cathay Financial Holding                            2,027,550           3,877
   Cheng Shin Rubber Industry                            172,500             229
   Chi Mei Optoelectronics                             1,395,450           1,172
   China Bills Finance *                                 700,000             139
   China Development Financial Holding                 3,566,334           1,124
   China Petrochemical Development *                     749,000             269
   China Steel                                         1,583,450           1,938
   Chinatrust Financial Holding                        4,923,600           3,168
   Chunghwa Picture Tubes                              3,508,000             733
   Chunghwa Telecom                                    2,479,545           6,147
   Compal Electronics (B)                              1,405,598           1,261
   CTCI                                                  289,432             192
   Far EasTone Telecommunications                        765,000           1,112
   Feng Hsin Iron & Steel                                  6,000              12
   First Financial Holding (B)                         1,873,212           1,414
   Formosa Chemicals & Fibre                              82,000             141
   Formosa Plastics                                      393,000             766
   Gigabyte Technology                                   299,000             207
   Global Brands Manufacture                             172,947             121
   HannStar Display                                    2,645,564             696
   HON HAI Precision Industry                            877,058           4,399
   Inventec                                              885,150             519
   KGI Securities                                      1,175,000             586
   Lite-On Technology                                    819,737             805
   MediaTek                                              397,890           4,569
   Mega Financial Holding                                468,000             294
   Micro-Star International                              174,716             121
   Nan Ya Plastics                                         6,000               9
   Quanta Computer                                       911,529           1,370

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Siliconware Precision Industries                      460,472   $         630
   Taiwan Cooperative Bank                             1,512,850           1,114
   Taiwan Fertilizer                                     491,000           1,511
   Taiwan Semiconductor Manufacturing ADR (A)            514,690           4,997
   Taiwan Semiconductor Manufacturing (A) (B)          1,125,788           2,074
   Taiwan Sogo Shin Kong *                                27,540              22
   Tatung *                                            2,066,000             754
   Teco Electric and Machinery                           995,000             436
   U-Ming Marine Transport                               241,000             635
   United Microelectronics                               589,527             246
   Universal Scientific Industrial                       495,200             258
   UPC Technology                                        384,800             174
   Walsin Lihwa                                          987,000             342
   Wistron                                               253,533             367
                                                                   -------------
                                                                          61,758
                                                                   -------------
THAILAND -- 0.5%
   Bangkok Bank NVDR                                     355,000           1,204
   CalComp Electronics Thailand NVDR                     337,200              45
   Krung Thai Bank NVDR                                  221,000              49
   PTT (B)                                               537,300           4,147
   PTT Chemical                                          101,000             221
   PTT Exploration & Production                          203,000             879
   PTT NVDR                                              210,700           1,627
   Siam Commercial Bank                                1,694,500           3,854
   Thai Oil                                              484,100             698
   Thai Rayon                                             76,000             122
   Thoresen Thai Agencies                                 71,000              77
                                                                   -------------
                                                                          12,923
                                                                   -------------
TURKEY -- 0.4%
   Anadolu Efes Biracilik Ve Malt Sanayii                 69,131             743
   Bossa Ticaret Sanayi Isletme                           60,000              67
   Eczacibasi Ilac Sanayi                                 42,000              48
   Eregli Demir ve Celik Fabrikalari                      10,889              73
   Haci Omer Sabanci Holding                           1,263,363           5,295
   KOC Holding *                                         391,000           1,355
   Turk Hava Yollari *                                    45,000             246
   Turk Sise ve Cam Fabrikalari                          255,568             345
   Turkcell Iletisim Hizmet                              288,540           1,912
                                                                   -------------
                                                                          10,084
                                                                   -------------
UNITED KINGDOM -- 11.6%
   3i Group (B)                                           38,694             647
   Aggreko (B)                                            87,325           1,145
   Alliance & Leicester (B)                               14,360              85
   Amec (B)                                              456,680           7,009
   Anglo American (B)                                    462,252          24,587
   Antofagasta (B)                                       132,700           1,492
   Arriva (B)                                              4,800              69
   Associated British Foods (B)                          150,000           2,202
   AstraZeneca (B)                                       126,974           6,194
   Autonomy * (B)                                        318,528           6,656
   Aviva (B)                                             611,594           5,712
   Babcock International Group * (B)                     118,447           1,293
   BAE Systems (B)                                     1,561,824          13,639
   Balfour Beatty (B)                                      8,818              66
   Barclays (B)                                          867,722           5,556
   BG Group (B)                                          795,805          17,663
   BHP Billiton (B)                                      575,782          17,945
   BP (B)                                              2,807,282          26,998

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Brit Insurance Holdings (B)                            35,790   $         126
   British American Tobacco (B)                          342,247          11,570
   British Energy Group (B)                              118,600           1,585
   British Land ++ (B)                                    33,435             464
   BT Group, Cl A (B)                                    374,320           1,175
   Centrica (B)                                          528,734           3,149
   Charter (B)                                            59,668           1,032
   Close Brothers Group (B)                               17,201             197
   Cobham (B)                                            379,443           1,587
   Colt Telecom Group * (B)                               31,900              75
   Compass Group (B)                                     305,595           2,035
   Cookson Group (B)                                     107,208           1,266
   Dana Petroleum * (B)                                   31,894             874
   Diageo (B)                                             99,020           1,830
   Drax Group                                              3,329              45
   Enterprise Inns                                        24,874             137
   Eurasian Natural Resources * (B)                       75,500           1,381
   Firstgroup (B)                                         92,256           1,017
   Friends Provident (B)                                  57,349             103
   Game Group * (B)                                      260,696           1,280
   GlaxoSmithKline (B)                                   444,150          10,457
   Group 4 Securicor (B)                                 342,501           1,454
   Hays (B)                                               79,082             137
   HBOS (B)                                            1,696,530           9,717
   Home Retail Group (B)                                 640,268           2,950
   HSBC Holdings (B)                                     859,727          13,535
   ICAP (B)                                              101,368             873
   IG Group Holdings * (B)                               174,033           1,096
   Imperial Tobacco Group (B)                            147,623           4,870
   Inchcape * (B)                                          2,726              13
   International Power (B)                                41,688             300
   Invensys                                              197,694           1,015
   Investec (B)                                           45,615             334
   John Wood Group (B)                                   136,022           1,180
   Kazakhmys (B)                                          61,159           1,436
   Kingfisher                                             10,885              26
   Land Securities Group ++ (B)                           66,276           1,638
   Legal & General Group (B)                           1,981,778           3,618
   Liberty International ++ (B)                           10,895             195
   Lloyds TSB Group (B)                                  374,408           2,068
   LogicaCMG (B)                                         339,121             826
   Man Group (B)                                         160,950           1,660
   Marks & Spencer Group                                  17,500              83
   Millennium & Copthorne Hotels (B)                      17,795             100
   Mondi (B)                                              72,969             433
   National Express Group                                  3,891              74
   National Grid (B)                                     116,000           1,511
   Next (B)                                               19,627             379
   Old Mutual (B)                                      1,795,872           3,178
   Pearson                                                 8,197             101
   Persimmon (A)                                          24,200             164
   Petrofac (B)                                           96,775           1,149
   Prudential (B)                                        156,413           1,554
   Punch Taverns                                           6,200              33
   QinetiQ (B)                                            37,581             154
   Reckitt Benckiser Group (B)                            93,000           4,704
   Rio Tinto (B)                                         162,899          15,473
   Royal & Sun Alliance Insurance Group (B)              423,751           1,161
   Royal Bank of Scotland Group (B)                    2,560,387          10,896
   Scottish & Southern Energy (B)                        128,138           3,377
   Shire (B)                                             100,226           1,767

                                                      Shares/
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Smith & Nephew                                          8,981   $         108
   Spectris * (B)                                          2,679              40
   Standard Chartered (B)                                 97,751           2,645
   Standard Life (B)                                     286,055           1,304
   Synergy Health * (B)                                    3,920              58
   Taylor Woodrow (A) (B)                                194,107             191
   Thomas Cook Group (B)                                  12,000              50
   Trinity Mirror                                         24,416              48
   TUI Travel (B)                                        359,720           1,378
   Tullett Prebon                                         11,191              90
   Unilever (B)                                          244,893           6,572
   United Business Media *                                22,462             243
   United Utilities Group (B)                            152,000           1,979
   Vedanta Resources (B)                                  58,930           1,947
   Vodafone Group (B)                                  7,954,647          20,341
   WM Morrison Supermarkets (B)                          369,803           1,900
   WPP Group (B)                                         264,425           2,575
                                                                   -------------
                                                                         317,044
                                                                   -------------
Total Common Stock
   (Cost $2,462,455) ($ Thousands)                                     2,305,781
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 8.6%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.0%
   FHLMC TBA
      6.000%, 09/01/19                            $       23,000          23,518
   FHLMC ARM
      5.804%, 01/01/37 (F),(G)                            12,631          12,935
      4.898%, 12/01/35 (F)                                 1,863           1,874
   FHLMC CMO, Cl DT
      5.000%, 09/15/16                                       592             597
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
      5.000%, 08/01/35 (G)                                11,594           3,037
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
      5.000%, 09/15/35 (G)                                 1,406             338
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
      5.000%, 05/15/37                                     1,129             309
   FHLMC CMO, Ser 3334, Cl MA
      5.000%, 06/15/27                                     1,399           1,417
   FNMA TBA
      6.000%, 09/01/19                                   126,000         129,031
      5.500%, 09/01/22 to 09/01/38                        10,000          10,720
      5.000%, 09/15/22 to 09/01/38                        -2,000          -1,952
   FNMA CMO, Cl PJ
      3.500%, 07/25/33                                       228             228
   FNMA CMO STRIPS, Ser 10, Cl FD
      2.822%, 09/25/08 (F)                                 1,109           1,090
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
      5.000%, 11/01/35 (G)                                   634             155
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
      5.000%, 08/01/35 (G)                                 8,653           2,267
   FNMA CMO, Ser 2008-22, Cl KA
      5.500%, 06/25/21                                     1,611           1,624
   GNMA ARM
      6.500%, 09/30/08 to 02/20/34 (F)                       422             426
      6.000%, 04/20/34 (F),(G)                               215             215
      5.625%, 08/20/34 (F),(G)                               306             307
      5.500%, 06/20/36 (F)                                   906             908
      5.250%, 08/20/34 (F),(G)                               112             113

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      5.000%, 01/20/33 to 02/20/35 (F)            $          812   $         813
      4.750%, 12/20/33 (F),(G)                             1,592           1,595
                                                                   -------------
                                                                         191,565
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.6%
   Adjustable Rate Mortgage Trust,
     Ser 2005-5, Cl 1A1
      5.272%, 09/25/35 (F)                                   849             777
   American Home Mortgage Investment
     Trust, Ser 2004-3, Cl 2A
      4.427%, 09/01/08 (F)                                 2,039           1,486
   American Home Mortgage Investment Trust,
     Ser 2005-1, Cl 6A
      5.294%, 09/01/08 (F)                                 3,543           2,069
   American Home Mortgage Investment Trust,
     Ser 2005-4, Cl 5A
      5.350%, 09/01/08 (F)                                 2,894           2,145
   American Home Mortgage Investment Trust,
     Ser 2006-1, Cl 2A3
      5.100%, 09/01/08 (F)                                 1,224             942
   Banc of America Commercial Mortgage,
     Ser 2006-2, Cl A1
      5.611%, 05/10/45                                       790             788
   Banc of America Funding, Ser 2006-A, Cl 2A2
      5.506%, 09/01/08 (F)                                   144             129
   Bear Stearns Alt-A Trust, Ser 2004-12,
     Cl 2A2
      6.573%, 01/25/35 (F)                                   687             626
   Citigroup Mortgage Loan Trust,
     Ser 2007-AR5, Cl 1A2A
      5.610%, 04/25/37 (F)                                 2,312           1,802
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1
      6.725%, 09/01/08 (F)                                   350             281
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3
      3.622%, 09/27/08 (F)                                   220              20
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3
      4.472%, 09/27/08 (F)                                   380              16
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3
      2.902%, 09/30/08 (F)                                   450              44
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2004-22, Cl A1
      5.091%, 09/01/08 (F)                                   507             415
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2006-HYB2, Cl 1A1
      5.016%, 09/01/08 (F)                                 1,414           1,214
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2007-HYB1, Cl 1A1
      5.543%, 03/25/37 (F)                                 1,231           1,122
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2007-
     HYB2, Cl 3A1
      5.455%, 02/25/47 (F)                                   868             589

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Deutsche ALT-A Securities Alternate
     Loan Trust, Ser 2006-AB3, Cl A1
      6.250%, 06/30/36 (F)                        $          648   $         601
   DSLA Mortgage Loan Trust, Ser 2004-AR4,
     Cl B1
      3.066%, 09/19/08 (F)                                   256              64
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
     Cl M5
      3.276%, 09/19/08 (F)                                   150               9
   DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl
     M4
      3.206%, 09/19/08 (F)                                   250              20
   DSLA Mortgage Loan Trust, Ser 2006-
     AR1, Cl M7
      4.216%, 09/19/08 (F)                                   150               8
   First Horizon Alternative Mortgage
     Securities, Ser 2006-AA6, Cl 2A1
      5.633%, 09/01/08 (F)                                 4,088           2,802
   First Horizon Asset Securities,
     Ser 2006-AR3, Cl 1A1
      5.664%, 09/01/08 (F)                                 1,233           1,068
   GS Mortgage Securities, Ser 2007-
     GG10, Cl A4
      5.993%, 09/01/08 (F)                                 1,300           1,191
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR6, Cl 1A
      7.021%, 09/01/08 (F)                                    82              82
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR11, Cl 4A1
      5.753%, 09/01/08 (F)                                 1,840           1,354
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2006-CB17, Cl A4
      5.429%, 12/12/43                                     1,800           1,642
   Lehman Mortgage Trust, Ser 2006-4,
     Cl 4A1
      6.000%, 08/25/21                                     3,091           2,547
   Master Adjustable Rate Mortgages
     Trust, Ser 2004-6, Cl 2A1
      5.225%, 09/01/08 (F)                                   831             801
   Master Adjustable Rate Mortgages
     Trust, Ser 2005-2, Cl 3A1
      6.439%, 09/01/08 (F)                                   818             715
   Merrill Lynch Mortgage Trust,
     Ser 2006-1, Cl 1A
      5.269%, 09/01/08 (F)                                 1,318           1,247
   Morgan Stanley Mortgage Loan Trust,
     Ser 2007-11AR, Cl 2A5
      5.986%, 06/25/37 (F)                                   894             468
   Morgan Stanley Mortgage Loan Trust,
     Ser 2007-14AR, Cl 6A1
      6.471%, 11/25/37 (F)                                 2,982           2,122
   Nomura Asset Acceptance, Ser 2004-
     R1, Cl A1
      6.500%, 03/25/34 (D)                                   292             294
   Nomura Asset Acceptance, Ser 2004-
     R2, Cl A1
      6.500%, 10/25/34 (D) (F)                               342             347
   Nomura Asset Acceptance, Ser 2007-
     1, Cl 1A1A
      5.995%, 09/09/08                                     1,415           1,194

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                     Face Amount   Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
-----------                                 --------------------   -------------
   Residential Accredit Loans, Ser 2005-
     QA3, Cl NB2
      5.219%, 09/01/08 (F)                        $        1,421   $       1,150
   Residential Accredit Loans, Ser 2005-
     QO5, Cl M3
      3.272%, 09/25/08 (F)                                   348              28
   Residential Accredit Loans, Ser 2006-
     QO1, Cl 2A3
      2.872%, 09/27/08 (F)                                   253              93
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1
      5.256%, 09/01/08 (F)                                 1,045           1,027
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2005-16XS, Cl M2
      3.372%, 09/25/08 (F)                                   205              12
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2006-3, Cl 2A1
      5.965%, 04/25/36 (F)                                 4,218           3,080
   Structured Adjustable Rate Mortgage
     Loan Trust, Ser 2007-9, Cl 2A1
      5.996%, 10/25/47 (F)                                 1,812           1,182
   Structured Asset Securities, Ser 2006-
     NC1, Cl A4
      2.622%, 05/25/36 (F)                                   300             180
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-HY4,
     Cl 1A1
      5.550%, 09/01/08 (F)                                 3,217           2,683
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-HY6,
     Cl 1A1
      5.667%, 09/01/08 (F)                                 2,483           1,694
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2004-I, Cl B1
      6.147%, 09/01/08 (F)                                    66              57
                                                                   -------------
                                                                          44,227
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $248,611) ($ Thousands)                                         235,792
                                                                   -------------
PREFERRED STOCK -- 2.0%
BRAZIL -- 1.9%
   Banco Bradesco                                        332,500           6,090
   Banco Itau Holding Financeira                         192,625           3,642
   Bombril *                                              16,600              93
   Brasil Telecom                                         79,600             829
   Centrais Eletricas de Santa Catarina                   11,700             325
   Cia de Transmissao de Energia Eletrica
      Paulista                                            40,000           1,114
   Cia Energetica de Minas Gerais                         53,051           1,139
   Cia Paranaense de Energia                              82,000           1,406
   Cia Vale do Rio Doce, Cl A                            407,900           9,513
   Construtora Sultepa                                       600               2
   Fertilizantes Fosfatados                               25,000           1,424
   Gerdau                                                 13,500             252
   Industrias J B Duarte                                   1,200              --
   Mangels Industrial                                      5,400              50
   NET Servicos de Comunicacao *                         384,000           4,468
   Petroleo Brasileiro                                   497,500          10,690
   Tam                                                   238,042           4,613
   Telecomunicacoes de Sao Paulo                           7,300             208
   Telegraph Norte Leste Participacoes                    62,800           1,448

                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                   ------------------   -------------
   Telemar Norte Leste                                    27,000   $       1,402
   Telemig Celular Participacoes                          18,000             458
   Uniao de Industrias Petroquimicas                     124,800             106
   Universo Online                                        18,500              78
   Usinas Siderurgicas de Minas Gerais, Cl A              82,250           2,885
   Votorantim Celulose e Papel                             8,400             177
                                                                   -------------
                                                                          52,412
                                                                   -------------
GERMANY -- 0.1%
   Bayerische Motoren Werke (B)                            5,766             198
   Porsche Automobil Holding                               1,680             239
   RWE (B)                                                 1,987             174
   Volkswagen (B)                                          7,561           1,168
                                                                   -------------
                                                                           1,779
                                                                   -------------
INDIA -- 0.0%
   Tata Steel *                                           38,934              82
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale * (B)                 40,436             875
   Unipol Gruppo Finanziario                              47,789              89
                                                                   -------------
                                                                             964
                                                                   -------------
SOUTH KOREA -- 0.0%
   Hyundai Motor (Second Preferred)                       14,280             351
   Samsung Electronics (B)                                 1,000             332
                                                                   -------------
                                                                             683
                                                                   -------------
Total Preferred Stock
   (Cost $51,696) ($ Thousands)                                           55,920
                                                                   -------------
ASSET-BACKED SECURITIES -- 0.7%
MORTGAGE RELATED SECURITIES -- 0.7%
   ACE Securities, Ser 2003-NC1, Cl M
      3.252%, 09/25/08 (F)                                   650             376
   ACE Securities, Ser 2003-OP1, Cl M1
      3.172%, 09/26/08 (F)                                   300             229
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, ClM1
      3.522%, 01/25/34 (F)                                    38              31
   Ameriquest Mortgage Securities,
     Ser 2003-2, ClM1
      3.822%, 09/25/08 (F)                                   435             342
   Argent Securities, Ser 2003-W5, Cl M1
      3.172%, 09/25/08 (F)                                   250             202
   Argent Securities, Ser 2003-W9, Cl M1
      3.162%, 09/26/08 (F)                                   369             285
   Asset-Backed Securities Home Equity,
     Ser 2003-HE5, Cl M1
      3.592%, 09/15/08 (F)                                   456             370
   Citigroup Mortgage Loan Trust,
     Ser 2007-AMC2, Cl A3A
      2.552%, 01/25/37 (F)                                 1,225           1,134
   Countrywide Asset-Backed Certificates,
     Ser 2003-5, ClMV2
      4.072%, 09/25/08 (F)                                   263             200
   Countrywide Asset-Backed Certificates,
     Ser 2005-15, Cl 1AF1
      2.612%, 09/25/08 (F)                                    46              46

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Credit Suisse Asset-Backed Mortgage
     Backed Trust, Ser 2006-1, Cl A1B
      2.692%, 09/26/08 (F)                        $           63   $          63
   Credit Suisse Asset-Backed Mortgage
     Backed Trust, Ser 2007-1, Cl 1A1A
      5.898%, 12/25/37 (F)                                 3,092           2,978
   First Franklin Mortgage Loan Asset-
     Backed Certificates, Ser 2005-FF9,
      Cl A3
      2.752%, 10/25/35 (F)                                 1,059           1,005
   GSAA Home Equity NIM Trust,
     Ser 2006-2, Cl 2A1
      2.572%, 09/27/08 (F)                                   444             439
   Home Equity Asset NIM Trust,
     Ser 2003-4, Cl M2
      4.872%, 09/25/08 (F)                                   245             175
   Home Equity Asset Trust, Ser 2006-5,
     Cl 2A3
      2.622%, 10/25/36 (F)                                   250             199
   Lehman XS Trust, Ser 2005-5N, Cl M4
      4.222%, 09/30/08 (F)                                   575              39
   Lehman XS Trust, Ser 2005-7N, Cl M7I
      4.222%, 09/27/08 (F)                                   335              33
   Master Asset-Backed Securities Trust,
      Ser 2006-AB1, Cl A1
      2.612%, 09/27/08 (F)                                   610             602
   Merrill Lynch Mortgage Investors,
     Ser 2003-HE1, Cl M2
      4.122%, 09/25/08 (F)                                    52              32
   Morgan Stanley ABS Capital I,
     Ser 2003-NC10, Cl M1
      3.481%, 09/27/08 (F)                                   621             510
   Morgan Stanley ABS Capital I,
     Ser 2005-HE6, Cl A2C
      2.792%, 11/25/35 (F)                                 1,600           1,347
   New Century Home Equity Loan Trust,
     Ser 2005-A, Cl A2
      4.461%, 09/01/08                                       120             119
   Novastar Home Equity Loan, Ser 2007-
     1, Cl A2A1
      2.572%, 03/25/37 (F)                                 2,099           1,988
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1
      3.122%, 09/23/08 (F)                                   140             102
   Residential Asset Mortgage Products,
     Ser 2003-RS11, Cl MII1
      3.567%, 09/25/08 (F)                                    54              41
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2A
      2.572%, 09/25/08 (D) (F)                               423             416
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B
      2.622%, 09/25/08 (D) (F)                             1,500           1,295
   Securitized Asset-Backed Receivables
     LLC Trust, Ser 2005-HE1, Cl A3C
      2.802%, 10/25/35 (F)                                   400             358
   Structured Asset Investment Loan
     Trust, Ser 2003-BC4, Cl M2
      5.472%, 09/25/08 (F)                                   210             162

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Structured Asset Securities, Ser 2007-
     BC1, Cl A4
      2.602%, 02/25/37 (F)                        $        1,350   $         804
   Structured Asset Securities, Ser 2007-
     GEL2, Cl A1
      2.622%, 05/25/37 (D) (F)                             2,795           2,404
   Terwin Mortgage Trust, Ser 2006-5,
     Cl 1A2A
      3.372%, 09/26/08 (D) (F)                               915             778
   Terwin Mortgage Trust, Ser 2006-6,
     Cl 2A1
      4.500%, 06/25/36                                       242               8
                                                                   -------------
Total Asset-Backed Securities
   (Cost $22,873) ($ Thousands)                                           19,112
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 1.1%
   U.S. Treasury Bill
      1.657%, 11/20/08 (E)(H)                             16,706          16,646
      1.730%, 09/18/08 (E)(H)                                450             450
   U.S. Treasury Inflationary Protection
     Securities
      3.000%, 07/15/12 (A) (I)                             7,429           7,978
      2.375%, 04/15/11 (I)                                 2,257           2,338
      2.375%, 01/15/25 (A) (I)                             2,164           2,238
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $29,623) ($ Thousands)                                           29,650
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
   FHLMC
      2.317%, 09/02/08 (E)                                   100             100
      2.131%, 10/14/08 (E)                                 1,000             997
      2.080%, 11/03/08 (E)                                 6,649           6,620
      1.510%, 09/29/08 (E)                                   150             150
   FNMA
      2.611%, 02/02/09 (E)                                 2,775           2,742
      2.460%, 09/24/08 (E)                                   225             225
      2.084%, 11/07/08 (E)                                   975             971
      1.760%, 11/05/08 (E)                                   850             846
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $12,659) ($ Thousands)                                           12,651
                                                                   -------------
CORPORATE OBLIGATIONS -- 0.0%
UNITED STATES -- 0.0%
   Autozone
      6.500%, 01/15/14                                       450             456
   Discover Financial Services
      6.450%, 06/12/17 (C) (D)                               175             130
   Shinsei Finance Cayman
      6.418%, 01/29/49 (C) (D) (F)                           545             326
   Washington Mutual Preferred Funding
     Delaware
      6.534%, 09/15/08 (C) (D) (F)                           600             155

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                     Face Amount    Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
-----------                                 --------------------   -------------
                                                                   -------------
                                                                   $         611
                                                                   -------------

Total Corporate Obligations
   (Cost $1,769)($ Thousands)                                              1,067
                                                                   -------------
CONVERTIBLE BOND -- 0.0%
UNITED STATES -- 0.0%
   ABN Amro Bank CV to 31.4465
      0.500%, 09/28/10                            $           86             123
                                                                   -------------
Total Convertible Bond
   (Cost $131)($ Thousands)                                                  123
                                                                   -------------
EQUITY LINKED WARRANT -- 0.0%
HONG KONG -- 0.0%
   China Overseas Land,
      Expires 09/29/08 *                                 127,500              10
                                                                   -------------
Total Equity Linked Warrant
   (Cost $0) ($ Thousands)                                                    10
                                                                   -------------

                                                     Number Of
                                                      Rights
                                                  --------------
RIGHTS -- 0.0%
AUSTRALIA -- 0.0%
   Leighton Holdings, Expires 09/30/08*                        7              43
   Orica, Expires 09/30/08*                                    4               8
                                                                   -------------
                                                                              51
                                                                   -------------
INDIA -- 0.0%
   Hindalco Industries, Expires 11/25/08*                     64              38
                                                                   -------------
SINGAPORE -- 0.0%
   Metro Holdings, Expires 09/11/08*                           4              --
                                                                   -------------
TAIWAN -- 0.0%
   Farglory Land Developers, Expires 09/29/08*
                                                               1              --
                                                                   -------------
Total Rights (Cost $0)($ Thousands)                                           89
                                                                   -------------
EXCHANGE TRADED FUNDS -- 0.0%
   CANADA -- 0.0%
      Energy Savings Income Fund                           5,900              78
                                                                   -------------
   UNITED STATES -- 0.0%
      iShares MSCI EAFE Index Fund                           300              19
                                                                   -------------
Total Exchange Traded Funds
   (Cost $98) ($ Thousands)                                                   97
                                                                   -------------
COMMERCIAL PAPER (I) -- 1.6%
   American General Finance
      2.810%, 09/03/08                                     3,000           3,000
   BNP Paribas Finance
      2.509%, 09/18/08                                     2,075           2,073
   Dresdner US Finance
      2.504%, 09/12/08                                     7,000           6,995

                                                     Face Amount    Market Value
Description                                 ($ Thousands)/Shares   ($ Thousands)
-----------                                 --------------------   -------------
   FPL Group Capital
      2.270%, 09/03/08 (D)                        $        5,300   $       5,299
   HSBC Finance
      2.350%, 09/15/08                                     7,000           6,994
   Lloyds TSB Bank
      2.355%, 09/22/08                                     5,000           4,991
   Merrill Lynch
      2.130%, 09/02/08                                     3,500           3,500
   Mitsubishi International
      2.340%, 09/12/08                                     1,600           1,599
   Toyota Financial Services de Puerto
     Rico
      2.347%, 09/29/08                                     8,000           7,985
                                                                   -------------
Total Commercial Paper
   (Cost $42,437) ($ Thousands)                                           42,436
                                                                   -------------
AFFILIATED PARTNERSHIP -- 3.9%
UNITED STATES -- 3.9%
   SEI Liquidity Fund, L.P.
      2.740% **+++ (J)                               105,665,325         105,015
                                                                   -------------
Total Affiliated Partnership
   (Cost $105,665) ($ Thousands)                                         105,015
                                                                   -------------
CASH EQUIVALENT -- 2.6%
UNITED STATES -- 2.6%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
     2.700% **+++                                     71,132,129          71,132
                                                                   -------------
Total Cash Equivalent
   (Cost $71,132) ($ Thousands)                                           71,132
                                                                   -------------
Total Investments -- 105.5%
   (Cost $3,049,149)($ Thousands) +                                $   2,878,875
                                                                   =============

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

A summary of outstanding swap agreements held by the Fund at August 31, 2008, is as follows:

                               TOTAL RETURN SWAPS


                                                                                                                  NET UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                     REFERENCE                                                         TERMINATION     AMOUNT     (DEPRECIATION)
COUNTERPARTY         ENTITY/OBLIGATION         FUND PAYS               FUND RECEIVES       DATE     (THOUSANDS)     ($THOUSANDS)
-------------------  -----------------  ----------------------  ---------------------  -----------  -----------   --------------
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 25 bp         08/30/08            --        $   (258)
Goldman Sachs        BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 50 bp         08/30/08            --            (258)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 50 bp         08/30/08            --            (387)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 75 bp         08/30/08            --            (258)
Barclays Bank PLC    BAS AAA 10YR CMBS  Negative Spread Return   Initial Index Spread
                     Daily Index                                      Plus 0 bp          08/31/08            --            (594)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return   Initial Index Spread
                     Daily Index                                      Plus 29 bp         10/01/08        15,000            (386)
JPMorgan Chase Bank  BAS AAA 10YR CMBS  Negative Spread Return   Initial Index Spread
                     Daily Index                                      Plus 50 bp         09/30/08        10,000            (258)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return   Initial Index Spread
                     Daily Index                                      Plus 25 bp         09/30/08         5,000            (129)
JPMorgan Chase Bank  BAS AAA 10YR CMBS  Negative Spread Return   Initial Index Spread
                     Daily Index                                      Plus 0 bp          09/30/08        10,000            (258)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return   Initial Index Spread
                     Daily Index                                      Plus 0 bp          09/30/08        13,000            (335)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 10 bp         10/31/08        10,000            (258)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 65 bp         10/31/08         7,000            (180)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                    Minus 115 bp         12/31/08        18,000            (464)
Bank of America      BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 95 bp         01/30/09        19,000            (490)
JPMorgan Chase Bank  BAS AAA 10YR CMBS  Negative Spread Return  Initial Index Spread
                     Daily Index                                     Minus 70 bp         10/31/08         6,000            (155)
JPMorgan Chase Bank  MSCI Daily TR NET  3 Month Libor Minus 42
                     EAFE USD Market              Bps
                     Index                                             Price Return      03/19/09        21,837          (2,071)
Merrill Lynch        MSCI Daily TR NET  3 Month Libor Minus 48
                     EAFE USD Market              Bps
                     Index                                             Price Return      06/30/09        20,400          (1,537)
Goldman Sachs        MSCI Daily TR NET   3 Month LIBOR Plus 10
                     JAPAN USD Market             Bps
                     Index                                             Price Return      03/31/09        17,309          (1,342)
JPMorgan Chase Bank  MSCI Daily TR NET  3 Month LIBOR Minus 35
                     EAFE USD Market              Bps
                     Index                                             Price Return      09/08/08        14,086          (2,128)
Merrill Lynch        MSCI Daily TR NET  3 Month LIBOR Minus 50
                     EAFE USD Market              Bps
                     Index                                             Price Return      08/01/09        15,000            (403)
JPMorgan Chase Bank  Swiss Market        3 Month LIBOR Plus 47
                     Index                        Bps                  Price Return      01/21/09   CHF  12,602             487
                                                                                                                       --------
                                                                                                                       $(11,662)
                                                                                                                       ========

                              CREDIT DEFAULT SWAPS

                                                                                                                 NET UNREALIZED
                                                                          (PAYS)/                                  APPRECIATION
                                                              BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT  (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION             PROTECTION    RATE        DATE       (THOUSANDS)      ($THOUSANDS)
-------------------  --------------------------------------  ----------  --------  -----------  ---------------  --------------
Goldman Sachs        CMBX.NA.A 3 Index                           Buy      (0.62)%    12/25/49        1,000               $  287
Goldman Sachs        CMBX.NA.A 3 Index                           Buy      (0.62)     12/25/49        1,000                  290
Goldman Sachs        CMBX.NA.A 3 Index                           Buy      (0.62)     12/25/49        2,000                  314
Goldman Sachs        CMBX.NA.BBB 2 Index                         Buy      (0.60)     03/14/49        5,000                  995
JPMorgan Chase Bank  Centurytel Inc., 6.00% 04/01/17             Buy      (1.10)     03/20/13        2,250                   62
Merrill Lynch        Kroger Co., 5.50%, 02/01/13                 Buy      (0.64)     03/20/13        2,250                   (3)
Bank of America      Safeway Inc., 5.80%, 08/15/12               Buy      (0.59)     03/20/13        2,000                    2
JPMorgan Chase Bank  Safeway Inc., 786514BF5 5.8%, 08/15/12      Buy      (0.64)     03/20/13        1,750                   (2)
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/09            Buy      (0.66)     03/20/13        2,000                    7
Bank of America      Lowes Cos. Inc., 8.25%, 06/01/10            Buy      (0.95)     03/20/13        1,500                  (16)
Goldman Sachs        CDX.NA.IG 9 Index                           Buy      (0.60)     12/20/12        4,200                    1
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/09            Buy      (0.80)     03/20/13        1,000                   (3)

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                                                                  NET UNREALIZED
                                                                          (PAYS)/                                   APPRECIATION
                                                              BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION             PROTECTION    RATE        DATE       (THOUSANDS)       ($THOUSANDS)
-------------------  --------------------------------------  ----------  --------  -----------  ---------------   --------------
Bank of America      Computer Science Corp., 5.00% 02/15/13      Buy      (0.65)     06/20/13        2,250               $   (1)
Bank of America      Lubrizol Corporation 7.25% 06/15/25         Buy      (0.81)     09/20/13          750                    2
Goldman Sachs        Whirlpool Corp., 7.75%, 07/15/16            Buy      (0.01)     09/20/13        1,000                   19
Bank of America      Whirlpool Corp., 7.75%, 07/15/16            Buy      (0.01)     09/20/13        2,000                   15
Goldman Sachs        Anheuser-Busch Cos.Inc., 5.625% 10/01/10    Buy      (1.08)     09/20/13        1,000                   (4)
Barclays Bank PLC    Anheuser-Busch Cos.Inc., 5.625% 10/01/10    Buy      (1.08)     09/20/13        1,250                   (5)
Bank of America      Southwest Airlines Co, 6.50%, 03/01/12      Buy      (1.40)     06/20/13        1,250                   13
Bank of America      Darden Restaurants Inc., 7.13%, 02/01/16    Buy      (0.45)     12/20/11        1,000                   39
JPMorgan Chase Bank  Autozone Inc., 5.88%, 10/15/12              Buy      (0.46)     12/20/11        1,000                   10
JPMorgan Chase Bank  Nucor Corp., 4.88%, 10/01/12                Buy      (0.22)     12/20/11        1,000                   11
Bank of America      Gap Inc., 8.80%, 12/15/08                   Buy      (1.18)     12/20/11        1,000                  (14)
Bank of America      Meadwestavaco Corp., 6.85%, 04/01/12        Buy      (0.48)     12/20/11        1,000                   37
Bank of America      Nucor Corp., 4.88%, 10/01/12                Buy      (0.22)     12/20/11        1,000                   11
Bank of America      TJX Cos. Inc., 7.45%, 12/15/09              Buy      (0.19)     12/20/11        1,000                    8
Bank of America      Weyerhaeuser Company, 6.75%, 03/15/12       Buy      (0.45)     12/20/11          700                   27
JPMorgan Chase Bank  Black & Decker Corp., 7.13%, 06/01/11       Buy      (0.55)     12/20/11        1,000                   22
JPMorgan Chase Bank  Gap Inc., 8.80%, 12/15/08                   Buy      (1.18)     12/20/11        1,000                  (14)
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                Buy      (0.39)     12/20/11        1,000                   17
Bank of America      Black & Decker Corp., 7.13%, 06/01/11       Buy      (0.55)     12/20/11        1,000                   22
Bank of America      The Limited Inc., 6.13%, 12/01/12           Buy      (0.48)     12/20/11        1,000                   75
JPMorgan Chase Bank  Jones Apparel Group., 5.13%, 11/15/14       Buy      (0.77)     12/20/11        1,000                   80
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12     Buy      (0.27)     12/20/11        1,000                   34
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/35             Buy      (0.45)     12/20/11        1,000                    8
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09        Buy      (0.20)     12/20/11        1,000                   16
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/16            Buy      (0.34)     12/20/11        1,000                   28
Merrill Lynch        Lowes Cos. Inc., 8.25%, 06/01/10            Buy      (0.13)     12/20/11        1,000                   16
Merrill Lynch        Southwest Airlines Co, 6.50%, 03/01/12      Buy      (0.27)     12/20/11        1,000                   34
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/25             Buy      (0.45)     12/20/11        1,000                    8
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13          Buy      (0.90)     12/20/11        1,000                   21
Merrill Lynch        Donnelley (R.R.) & Sons, 4.95%, 04/01/14    Buy      (0.69)     12/20/11        1,000                   26
Bank of America      Pitney Bowes Inc., 4.63%, 10/01/12          Buy      (0.14)     12/20/11        2,100                   23
Bank of America      Autozone Inc., 5.88%, 10/15/12              Buy      (0.44)     12/20/11        1,000                   10
Bank of America      Masco Corp., 5.88%, 07/15/12                Buy      (0.73)     12/20/13        1,000                  106
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/12          Buy      (0.26)     12/20/13        1,000                   30
Bank of America      MGIC Investment Corp., 6.00%, 11/01/15      Buy      (0.35)     12/20/13        1,000                  291
Bank of America      Johnson Controls Inc., 7.13%, 07/15/17      Buy      (0.37)     12/20/13        1,000                   47
Bank of America      Pmi Group Inc., 6.00%, 09/15/16             Buy      (0.35)     12/20/13        1,000                  352
Bank of America      Radian Group Inc., 7.75%, 06/01/11          Buy      (0.39)     12/20/13        1,000                  523
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/28             Buy      (0.28)     12/20/13        1,000                   55
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 11/01/15      Buy      (0.35)     12/20/13        1,000                  291

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

                                                                                                                  NET UNREALIZED
                                                                          (PAYS)/                                   APPRECIATION
                                                              BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY         REFERENCE ENTITY/OBLIGATION             PROTECTION    RATE        DATE       (THOUSANDS)       ($THOUSANDS)
-------------------  --------------------------------------  ----------  --------  -----------  ---------------   --------------
JPMorgan Chase Bank  Pmi Group Inc., 6.00%, 09/15/16             Buy      (0.35)     12/20/13         1,000              $  352
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11          Buy      (0.39)     12/20/13         1,000                 474
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28             Buy      (0.28)     12/20/13         1,000                  55
Bank of America      Johnson Controls Inc., 7.13%, 07/15/17      Buy      (0.39)     12/20/13         1,000                  46
Bank of America      Alcan Inc., 4.88%, 09/15/12                 Buy      (0.35)     12/20/13         1,000                  (1)
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/12          Buy      (0.25)     12/20/13         1,000                  30
JPMorgan Chase Bank  Carnival Corp., 6.65%, 1/15/28              Buy      (0.22)     06/20/12           950                  33
Bank of America      Campbell Soup Co., 4.88%, 10/01/13          Buy      (0.20)     06/20/14         1,600                  10
JPMorgan Chase Bank  Washington Mutual Co., 5.25%, 09/15/17      Buy      (0.32)     03/20/12         1,000                 347
Merrill Lynch        Weyerhaeuser Company, 6.75%, 03/15/12       Buy      (0.45)     03/20/12         1,000                  43
Bank of America      Alcan Inc., 4.88%, 9/15/12                  Buy      (0.32)     03/20/14           850                  --
JPMorgan Chase Bank  CMBX.NA.A 3 Index                           Buy      (0.62)     02/13/49         1,000                 221
Goldman Sachs        CDX.NA.IG 9 Index                           Buy      (0.60)     12/20/12         5,000                  94
Goldman Sachs        CMBX NA.AAA 4 Index                         Buy       0.00      02/17/51         1,000                 (29)
Merrill Lynch        CMBX.NA.A 2 Index                           Buy      (0.25)     03/15/49         1,000                  60
JPMorgan Chase Bank  CMBX.NA.A 2 Index                           Buy      (0.25)     03/15/49         1,000                  59
Goldman Sachs        CDX.NA.IG 9 Index                           Buy      (0.60)     12/20/12         8,500                 (15)
Goldman Sachs        CDX.NA.IG.10 Index                          Buy      (1.55)     06/20/13        14,500                 (27)
                                                                                                                         ------
                                                                                                                         $5,975
                                                                                                                         ======

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                                            UNREALIZED
                            NUMBER OF                     APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION     (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE         ($ THOUSANDS)
-----------------------   ------------   ----------     --------------
10-Year Swap Future           (284)       Sep-2008            $  (606)
90-Day Euro$                    11        Jun-2013                 --
90-Day Euro$                    11        Sep-2013                 --
90-Day Euro$                    96        Sep-2008                 10
90-Day Euro$                    13        Dec-2008                 (1)
90-Day Euro$                   105        Mar-2009                (48)
90-Day Euro$                   220        Jun-2009                356
90-Day Euro$                   235        Sep-2009                272
90-Day Euro$                    51        Dec-2009                (81)
90-Day Euro$                    (9)       Mar-2010                (46)
90-Day Euro$                  (119)       Jun-2010               (400)
90-Day Euro$                    (1)       Sep-2010                (42)
90-Day Euro$                    (1)       Dec-2010                (37)
90-Day Euro$                    (1)       Mar-2011                (17)
90-Day Euro$                    24        Jun-2011                 11
90-Day Euro$                    35        Sep-2011                 25
90-Day Euro$                    12        Dec-2011                  2
90-Day Euro$                    12        Mar-2012                  2
90-Day Euro$                    16        Jun-2012                  7
90-Day Euro$                    35        Sep-2012                 38
90-Day Euro$                    11        Dec-2012                 --
Amsterdam Index                 32        Sep-2008                 (7)
CAC40 10 Euro                  180        Sep-2008               (114)
Dax Index                       52        Sep-2008               (799)

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                           UNREALIZED
                            NUMBER OF                    APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION    (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE        ($ THOUSANDS)
-----------------------   ------------   ----------    --------------
DJ Euro Stoxx 50 Index         970        Sep-2008            $   157
FTSE 100 Index                 482        Sep-2008               (360)
Hang Seng Index                 76        Sep-2008                153
IBEX Index                      31        Sep-2008                 (8)
MSCI Sing Index                 56        Sep-2008                 40
Nikkei 225 Index                24        Sep-2008               (118)
OMX Index                      265        Sep-2008                (14)
S&P/MIB Index                   35        Sep-2008               (670)
S&P/TSE 60 Index               209        Sep-2008             (1,012)
SPI 200 Index                  207        Sep-2008                247
Topix Index                    335        Sep-2008               (729)
U.S. 10-Year Note             (150)       Dec-2008                 12
U.S. 2-Year Note                (3)       Dec-2008                 --
U.S. 5-Year Note              (249)       Dec-2008                  3
U.S. Long Treasury Bond        (13)       Dec-2008                  6
                                                              -------
                                                              $(3,768)
                                                              =======

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2008 is as follows:

                                                                        UNREALIZED
                                                                      APPRECIATION
                          CURRENCY TO DELIVER   CURRENCY TO RECEIVE (DEPRECIATION)
     MATURITY DATE            (THOUSANDS)           (THOUSANDS)      ($ THOUSANDS)
-----------------------   -------------------   -------------------   --------------
9/19/08                   AUD           1,235   JPY         109,000      $   (56)
9/19/08                   CAD           4,146   USD           3,893          (19)
9/19/08                   CHF          19,854   USD          18,061          (22)
9/19/08                   HKD         346,123   USD          44,337          (27)
9/19/08                   JPY         218,000   AUD           2,421           70
9/19/08                   MXP         131,089   USD          12,814          104
9/19/08                   NOK          19,011   USD           3,491          (19)
9/19/08                   ZAR          34,103   USD           4,370          (50)
9/19/08-9/25/08           USD          60,360   JPY       6,620,349          709
9/19/08-9/25/08           USD          14,889   SEK          95,084          (98)
9/19/08-9/25/08           USD          12,202   SGD          17,275           24
9/19/08-11/21/08          EUR          16,585   USD          25,800        1,436
9/19/08-11/21/08          GBP          12,642   USD          24,600        1,629
9/19/08-11/21/08          USD          38,073   AUD          43,698         (550)
9/19/08-11/21/08          USD          71,483   EUR          47,337       (1,897)
9/19/08-11/21/08          USD         127,321   GBP          67,889       (3,725)
9/19/08-1/22/09           JPY       3,306,000   EUR          20,335         (828)
9/19/08-2/20/09           JPY       1,792,000   GBP           8,812         (659)
9/25/08                   USD          15,856   CAD          16,586         (209)
9/25/08                   USD           7,724   CHF           8,399          (74)
9/25/08                   USD           1,062   DKK           5,340           (9)
9/25/08                   USD           2,325   HKD          18,139            0
9/25/08                   USD           1,022   NOK           5,472          (12)
9/25/08-2/20/09           USD           1,971   NZD           2,755          (69)
10/21/08-11/21/08         AUD           3,915   USD           3,600          256
10/21/08-11/21/08         CHF           4,500   NZD           5,797          (58)
10/21/08-11/21/08         NZD           5,892   CHF           4,500           (8)
10/21/08-1/22/09          EUR          17,932   JPY       2,901,000          621
10/21/08-1/22/09          GBP           2,306   SGD           6,000           82
10/21/08-1/22/09          JPY         858,000   NOK          42,210         (204)
10/21/08-1/22/09          NOK          38,265   JPY         765,000           71
10/21/08-1/22/09          SGD           6,000   GBP           2,270         (147)
11/21/08-2/20/09          GBP           6,839   JPY       1,387,000          511
12/19/08-1/22/09          CHF          13,300   EUR           8,246          (67)
12/19/08-1/22/09          EUR           8,285   CHF          13,300            9
12/19/08-2/20/09          AUD           3,906   CHF           3,700           62
12/19/08-2/20/09          CHF           3,700   AUD           3,863          (99)
12/19/08-2/20/09          CHF          11,400   GBP           5,652         (178)
12/19/08-2/20/09          GBP           5,699   CHF          11,400           94
12/19/08-2/20/09          NZD           2,568   USD           1,800           30
                                                                          -------
                                                                          $(3,376)
                                                                          =======

Percentages are based on a Net Assets of $2,729,914($ Thousands)

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

August 31, 2008

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $3,049,149 ($ Thousands), and the unrealized appreciation and depreciation were $106,531 ($ Thousands) and $(276,805) ($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $94,970 ($ Thousands).

(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2008 was $2,017,975 and represented 73.92% of Net Assets.

(C) Securities considered illiquid. The total value of such securities as of August 31, 2008 was $5,088 ($ Thousands) and represented 0.19% of Net Assets.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(G) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(H) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)  The rate reported is the effective yield at time of purchase.

(J) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $105,015 ($ Thousands)

ABS -- Asset-Based Security
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
CV -- Convertible Security
DKK -- Danish Krone
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association
HKD -- Hong Kong Dollar
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
MXP -- Mexican Peso
NGN -- Nigerian Naira
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krone
SGD -- Singapore Dollar
NVDR -- Non-Voting Depositary Receipt
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of From N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
COMMON STOCK -- 90.4%
ARGENTINA -- 0.1%
   Telecom Argentina ADR, Ser B *                          2,300   $          30
   Tenaris ADR                                               400              22
                                                                   -------------
                                                                              52
                                                                   -------------
AUSTRALIA -- 3.9%
   Amcor                                                   6,700              32
   Aquila Resources * (A)                                    900              13
   Australia & New Zealand Banking Group (A)               3,900              55
   Australian Agricultural *                               2,500               7
   BHP Billiton (A)                                       23,447             826
   BlueScope Steel (A)                                     3,000              24
   Boart Longyear Group (A)                               17,200              29
   Centennial Coal (A)                                     8,923              44
   Coca-Cola Amatil (A)                                    2,700              20
   Commonwealth Bank of Australia (A)                      1,000              36
   CSL (A)                                                 4,555             159
   Downer EDI (A)                                          1,000               6
   Felix Resources (A)                                       600              10
   Fortescue Metals Group * (A)                            4,100              27
   Foster's Group (A)                                      7,400              35
   Incitec Pivot (A)                                       1,248             170
   ING Industrial Fund ++ (A)                             25,000              34
   Leighton Holdings (A)                                   3,400             135
   Lend Lease                                              5,900              49
   Lion Nathan * (A)                                       1,300              10
   Macquarie Infrastructure Group (A)                     45,100              84
   Mount Gibson Iron * (A)                                 3,400               7
   National Australia Bank (A)                             6,800             141
   Newcrest Mining (A)                                     4,700             111
   Nufarm (A)                                                800              11
   OneSteel (A)                                            6,122              36
   Orica (A)                                               1,300              28
   Qantas Airways (A)                                     24,700              71
   Rio Tinto (A)                                           1,801             196
   Santos (A)                                              1,300              22
   Stockland ++                                            6,400              29
   TABCORP Holdings (A)                                    6,200              45
   Telstra (A)                                            29,599             110
   Wesfarmers (A)                                            145               4
   Westfield Group ++ (A)                                  1,800              26
   Westpac Banking (A)                                     2,800              56
   Woodside Petroleum (A)                                    700              38
   Woolworths (A)                                          7,200             174
   WorleyParsons (A)                                       1,200              38
                                                                   -------------
                                                                           2,948
                                                                   -------------
AUSTRIA -- 0.6%
   Erste Group Bank (A)                                      320              19
   IMMOFINANZ (A)                                            500               5
   OMV (A)                                                 3,124             201
   Raiffeisen International Bank Holding (A)                 282              31
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A (A)                  2,500             189
   Voestalpine (A)                                           500              27
                                                                   -------------
                                                                             472
                                                                   -------------
BELGIUM -- 0.7%
   Colruyt (A)                                               157              43

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Euronav (A)                                               683   $          29
   Fortis (A)                                             11,168             155
   Groupe Bruxelles Lambert (A)                              501              52
   KBC Groep (A)                                             500              48
   Solvay (A)                                              1,400             172
   Umicore (A)                                             1,200              53
                                                                   -------------
                                                                             552
                                                                   -------------
BERMUDA -- 0.2%
   Catlin Group                                            9,800              58
   Hiscox                                                 14,300              65
   Road King Infrastructure (HKD)* (A)                     4,000               3
   Seadrill (NOK) (A)                                        300               8
                                                                   -------------
                                                                             134
                                                                   -------------
BRAZIL -- 1.1%
   Acos Villares                                          62,000              45
   Banco Bradesco ADR                                      7,100             131
   Banco do Brasil                                         6,200              90
   Cia de Saneamento Basico do Estado
      de Sao Paulo                                         4,000              90
   Cia Siderurgica Nacional                                  500              17
   EDP - Energias do Brasil                                3,500              60
   Industrias Romi                                         1,500              13
   Souza Cruz                                              3,400              89
   Uniao de Bancos Brasileiros GDR                         1,000             120
   Uniao de Bancos Brasileiros                            13,600             163
                                                                   -------------
                                                                             818
                                                                   -------------
CANADA -- 7.3%
   Agrium                                                  2,000             169
   AltaGas Income Trust                                      400              10
   ARC Energy Trust                                        2,500              71
   Atco                                                      400              18
   Bank of Montreal                                        1,800              79
   Bank of Nova Scotia                                     3,740             173
   Barrick Gold                                            3,450             120
   BCE                                                     1,500              57
   Biovail                                                 5,000              55
   Bombardier, Cl B                                        8,400              65
   Brookfield Asset Management, Cl A                       1,900              59
   Canadian Imperial Bank of Commerce                      1,500              91
   Canadian National Railway                               1,290              68
   Canadian Natural Resources                              2,000             171
   Canadian Oil Sands Trust                                1,600              78
   Celestica *                                               100               1
   CGI Group, Cl A *                                         700               8
   CI Financial Income Fund                                   --              --
   Eastern Platinum *                                     26,300              39
   EnCana                                                  8,100             609
   Ensign Energy Services                                    400               9
   Fairfax Financial Holdings                                450              99
   Finning International                                   2,200              50
   Flint Energy Services (Canada) *                          400               7
   Freehold Royalty Trust                                    400               9
   George Weston                                             400              18
   Gerdau Ameristeel                                         200               3
   Goldcorp                                                5,950             202
   Husky Energy                                            3,100             137
   IAMGOLD                                                 2,000              13
   Imperial Oil                                            1,600              82

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Industrial Alliance Insurance and
      Financial Services                                   1,000   $          35
   Inmet Mining                                              800              48
   Keyera Facilities Income Fund                             340               7
   Laurentian Bank of Canada                                 200               7
   Manulife Financial                                      1,800              65
   Metro, Cl A                                             1,500              42
   Mullen Group Income Fund                                  600              13
   National Bank of Canada                                 1,500              71
   Nexen                                                   7,400             232
   Nova Chemicals                                          1,400              41
   Penn West Energy Trust                                  2,200              65
   Petro-Canada                                            5,500             244
   Potash Corp of Saskatchewan                               905             157
   Potash Saskatchewan                                     1,750             305
   Power Corp of Canada                                    1,900              59
   Power Financial                                           980              32
   Precision Drilling Trust                                3,700              79
   Research In Motion *                                    2,900             353
   Royal Bank of Canada                                    2,200             101
   Saskatchewan Wheat Pool *                               3,500              40
   Savanna Energy Services                                   400               7
   Shoppers Drug Mart                                      2,100             110
   Sun Life Financial                                      3,260             126
   Suncor Energy                                           1,600              92
   Talisman Energy                                         3,800              67
   Teck Cominco, Cl B                                      3,600             151
   TELUS, Cl A                                             1,900              75
   Toronto-Dominion Bank                                   2,660             156
   TransCanada                                               800              30
   TransForce *                                              800               6
   Yamana Gold                                             3,100              34
   Yellow Pages Income Fund                                5,900              56
                                                                   -------------
                                                                           5,476
                                                                   -------------
CHILE -- 0.2%
   Cia de Telecomunicaciones de Chile *                    4,800              27
   Enersis ADR                                             5,800              99
                                                                   -------------
                                                                             126
                                                                   -------------
CHINA -- 2.6%
   Bank of China                                         130,000              56
   Bank of Communications, Cl H (A)                      212,000             243
   Baoye Group, Cl H                                      20,000               7
   Byd, Cl H                                              23,000              26
   China BlueChemical *                                   52,000              33
   China Coal Energy                                      57,000              95
   China Construction Bank, Cl H                         307,000             249
   China COSCO Holdings, Cl H (A)                         97,000             184
   China Life Insurance, Cl H (A)                         33,000             125
   China Oilfield Services, Cl H                          54,000              72
   China Shenhua Energy                                   53,000             181
   China Shipping Container Lines, Cl H                  117,000              29
   Foxconn International Holdings * (A)                   12,000               9
   Industrial & Commercial Bank of China,
      Cl H                                               693,000             474
   Shandong Chenming Paper Holdings *                      4,800               4
   Shanghai Electric Group, Cl H                         130,000              54
   Shanghai Forte Land *                                  35,000               7
   Yanzhou Coal Mining, Cl H                              48,000              83
   Zhejiang Expressway, Cl H                              58,000              39

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Zhejiang Glass, Cl H *                                 22,000   $          11
                                                                   -------------
                                                                           1,981
                                                                   -------------
COLOMBIA -- 0.1%
   BanColombia ADR                                         1,700              57
                                                                   -------------
CZECH REPUBLIC -- 0.3%
   CEZ (A)                                                 2,400             181
   Unipetrol                                               4,000              49
                                                                   -------------
                                                                             230
                                                                   -------------
DENMARK -- 1.0%
   A P Moeller - Maersk, Cl B (A)                             12             135
   D                                                         200               7
   Danske Bank (A)                                         2,000              57
   Novo-Nordisk, Cl B (A)                                  1,950             109
   Sydbank (A)                                               400              13
   Vestas Wind Systems * (A)                               3,050             415
                                                                   -------------
                                                                             736
                                                                   -------------
EGYPT -- 0.2%
   Egyptian International Pharmaceutical
      Industrial                                           4,000              21
   Orascom Telecom *                                       6,000              61
   Telecom Egypt                                          24,000              74
                                                                   -------------
                                                                             156
                                                                   -------------
FINLAND -- 0.9%
   Fortum (A)                                              1,612              66
   Kone, Cl B (A)                                          1,100              34
   Konecranes (A)                                            800              27
   Metso (A)                                               1,258              49
   Nokia (A)                                               9,235             232
   Nokian Renkaat (A)                                      3,399             122
   Outokumpu (A)                                           3,300              79
   Sampo, Cl A (A)                                         2,552              64
                                                                   -------------
                                                                             673
                                                                   -------------
FRANCE -- 5.7%
   Arkema (A)                                              1,000              48
   AXA (A)                                                 1,600              51
   BNP Paribas (A)                                         3,944             355
   Bouygues                                                  720              44
   Bureau Veritas *                                          109               6
   Carrefour (A)                                           1,400              74
   Casino Guichard Perrachon (A)                             495              49
   Christian Dior (A)                                        600              64
   Cie de Saint-Gobain (A)                                   500              31
   CNP Assurances (A)                                        400              48
   Compagnie Generale des
      Etablissements Michelin, Cl B (A)                    1,500              98
   Credit Agricole (A)                                     8,130             173
   Eramet (A)                                                 84              46
   Eutelsat Communications * (A)                             871              24
   France Telecom (A)                                     18,642             552
   Gaz de France (A)                                       5,264             304
   Gemalto * (A)                                           1,895              81
   Lafarge (A)                                               189              23
   Lagardere S.C.A. (A)                                    1,800             101
   L'Oreal                                                   300              30
   LVMH Moet Hennessy Louis Vuitton (A)                    1,800             192
   Peugeot (A)                                             1,200              57
   Rallye (A)                                              1,300              59

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Renault (A)                                             2,100   $         176
   Sanofi-Aventis (A)                                      8,109             577
   Schneider Electric (A)                                    500              50
   SCOR (A)                                                  800              19
   Societe Generale (A)                                    2,225             215
   Suez Environnement *                                    3,800             110
   Thales (A)                                                900              51
   UBISOFT Entertainment * (A)                               565              53
   Unibail-Rodamco ++ (A)                                    340              71
   Vallourec (A)                                             850             237
   Vivendi (A)                                             4,540             176
   Wendel (A)                                                647              72
                                                                   -------------
                                                                           4,317
                                                                   -------------
GERMANY -- 7.0%
   Allianz (A)                                             1,600             267
   BASF (A)                                                8,908             516
   Bayer (A)                                               2,753             218
   Bayerische Motoren Werke                                  852              35
   Bilfinger Berger (A)                                      351              25
   Celesio                                                   900              35
   Commerzbank (A)                                         2,300              68
   DaimlerChrysler (A)                                     1,200              70
   Deutsche Bank (A)                                       3,000             256
   Deutsche Lufthansa (A)                                  4,600              99
   Deutsche Post (A)                                       6,880             162
   Deutsche Telekom (A)                                   16,100             268
   E.ON (A)                                               18,025           1,056
   Fresenius Medical Care (A)                              3,680             198
   GEA Group (A)                                           1,611              51
   Hannover Rueckversicherung (A)                            600              26
   Henkel  (A)                                               198               7
   Infineon Technologies * (A)                             6,300              54
   K+S (A)                                                 1,888             229
   Kloeckner                                                 814              32
   Lanxess                                                   800              31
   Merck KGaA (A)                                            348              40
   Muenchener Rueckversicherungs (A)                       1,100             171
   Norddeutsche Affinerie (A)                                404              19
   Q-Cells * (A)                                             800              80
   RWE (A)                                                 2,189             237
   Salzgitter (A)                                            921             142
   SAP (A)                                                   500              28
   SGL Carbon * (A)                                        4,655             280
   Siemens (A)                                             1,350             147
   Suedzucker (A)                                          1,900              32
   ThyssenKrupp (A)                                        3,400             170
   Tognum (A)                                              1,200              26
   TUI (A)                                                 2,800              56
   Wacker Chemie                                             700             128
                                                                   -------------
                                                                           5,259
                                                                   -------------
GREECE -- 0.3%
   Alpha Bank (A)                                          2,198              56
   National Bank of Greece (A)                             1,678              74
   OPAP (A)                                                1,500              53
   Public Power (A)                                        1,400              35
                                                                   -------------
                                                                             218
                                                                   -------------
HONG KONG -- 2.9%
   Allied Properties HK (A)                               26,000               4
   BOC Hong Kong Holdings (A)                             36,000              80
   Chaoda Modern Agriculture                              46,000              49

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Cheung Kong Holdings (A)                                3,000   $          43
   China Mobile (A)                                       35,500             403
   China Resources Power Holdings                         44,000             108
   Citic Pacific (A)                                      10,000              35
   CNOOC                                                 137,000             213
   Dairy Farm International Holdings (A)                   4,500              24
   Esprit Holdings (A)                                    10,700              88
   GOME Electrical Appliances Holdings * (A)              53,000              22
   Guangdong Investment *                                 98,000              33
   Hang Seng Bank (A)                                      5,800             114
   Henderson Land Development (A)                         14,000              84
   Hongkong & Shanghai Hotels (A)                          6,000               9
   HongKong Electric Holdings (A)                          5,500              35
   Hongkong Land Holdings (A)                             20,000              72
   Hopewell Highway Infrastructure (A)                    13,500              10
   Hutchison Telecommunications
      International * (A)                                 18,000              22
   Hutchison Whampoa (A)                                  14,000             130
   Jardine Matheson Holdings (A)                             800              23
   Kowloon Development (A)                                 6,000               9
   Lenovo Group (A)                                      138,000              93
   Li & Fung                                               6,000              18
   Minmetals Resources *                                  56,000              13
   Noble Group (A)                                        24,000              33
   NWS Holdings (A)                                        4,000               9
   Pacific Andes Holdings (SGD) (A)                        7,000               2
   Pacific Basin Shipping (A)                              8,000              11
   Shanghai Industrial Holdings                           22,000              59
   Shougang Concord International Enterprises             70,000              17
   Sun Hung Kai Properties (A)                            10,000             136
   Television Broadcasts                                   3,000              17
   Tianjin Development Holdings                           32,000              18
   TPV Technology                                         60,000              29
   Wharf Holdings (A)                                     32,000             116
                                                                   -------------
                                                                           2,181
                                                                   -------------
INDIA -- 1.3%
   HDFC Bank ADR                                           1,273             115
   Infosys Technologies ADR                                5,865             242
   ITC *                                                  15,822              66
   Larsen & Toubro *                                       1,409              82
   Reliance Industries *                                   4,648             452
   Satyam Computer Services ADR                            2,731              61
                                                                   -------------
                                                                           1,018
                                                                   -------------
INDONESIA -- 0.5%
   Astra International                                    19,000              43
   Bank Rakyat Indonesia                                  46,000              29
   Bumi Resources (A)                                    372,500             221
   Timah                                                  92,000              26
   Unilever Indonesia *                                   67,000              53
                                                                   -------------
                                                                             372
                                                                   -------------
IRELAND -- 0.0%
   DCC (A)                                                   554              13
   Experian                                                  600               5
                                                                   -------------
                                                                              18
                                                                   -------------
ISRAEL -- 0.7%
   Baran Group *                                           1,000              13
   Clal Insurance                                          2,000              35

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   First International Bank of Israel *                    2,300   $          24
   Israel Chemicals                                        7,150             120
   Migdal Insurance & Financial Holding                   34,000              42
   Teva Pharmaceutical Industries                          2,400             115
   Teva Pharmaceutical Industries ADR                      4,080             193
   Union Bank of Israel *                                  5,713              24
                                                                   -------------
                                                                             566
                                                                   -------------
ITALY -- 1.8%
   A2A (A)                                                20,500              64
   Assicurazioni Generali                                  1,100              37
   Banca Intesa (A)                                       15,375              83
   Banca Intesa RNC (A)                                    3,787              18
   Banche Popolari Unite (A)                                 979              22
   Banco Popolare Scarl (A)                                2,601              50
   Enel (A)                                               33,848             312
   Fiat (A)                                                3,073              48
   Fondiaria-Sai (A)                                       1,173              33
   IFIL - Investments (A)                                  4,490              29
   Mediobanca (A)                                          2,231              32
   Pirelli                                                58,000              39
   Prysmian (A)                                            6,900             169
   Telecom Italia (A)                                    148,798             233
   Terna Rete Elettrica Nazionale (A)                      8,302              33
   UniCredito Italiano (A)                                25,300             137
   Unipol Gruppo Finanziario (A)                          16,000              40
                                                                   -------------
                                                                           1,379
                                                                   -------------
JAPAN -- 12.8%
   77 Bank (A)                                             2,000              11
   ADEKA *                                                   400               3
   Aeon (A)                                                2,300              26
   Aisan Industry                                            300               2
   Amada (A)                                               3,000              18
   Amano (A)                                                 300               3
   AOKI Holdings (A)                                         300               4
   Aoyama Trading (A)                                        300               5
   Asahi Breweries (A)                                     2,800              52
   Asahi Glass (A)                                         1,000              11
   Asahi Kasei (A)                                         5,000              24
   Astellas Pharma (A)                                       500              23
   Bank of Kyoto (A)                                       4,000              42
   Benesse (A)                                               700              31
   Bridgestone (A)                                         2,200              37
   Canon (A)                                               2,900             130
   Canon Finetech (A)                                        100               1
   Cawachi (A)                                               300               6
   Central Japan Railway (A)                                   3              31
   Chudenko (A)                                              300               4
   Chugoku Electric Power                                  1,200              27
   Cosmo Oil (A)                                           9,000              26
   Credit Saison (A)                                         300               6
   Daihatsu Motor (A)                                      3,000              37
   Daihen *                                                2,000               8
   Daiichikosho (A)                                          300               3
   Dainippon Ink and Chemicals (A)                        16,000              36
   Dainippon Sumitomo Pharma (A)                           2,000              18
   Denso                                                   2,100              55
   East Japan Railway (A)                                     13             104
   Electric Power Development (A)                          1,600              59
   Elpida Memory *                                         1,600              35
   FamilyMart (A)                                          1,300              53

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Fast Retailing (A)                                        700   $          71
   Fuji Electric Holdings (A)                              4,000               9
   Fuji Television Network (A)                                40              58
   Fujitsu (A)                                            29,000             201
   Fukuoka Financial Group (A)                             3,000              11
   Furukawa Electric                                       8,000              41
   Hankyu Hanshin Holdings                                 5,000              22
   Heiwado (A)                                               300               5
   Higashi-Nippon Bank (A)                                 2,000               6
   HI-LEX                                                    200               3
   Hisamitsu Pharmaceutical (A)                            1,500              67
   Hitachi (A)                                            19,000             140
   Hitachi Capital (A)                                       400               6
   Hitachi Chemical (A)                                      800              15
   Hitachi Construction Machinery (A)                        700              16
   Hitachi Koki (A)                                          400               5
   Hitachi Maxell (A)                                        400               4
   Hitachi Metals (A)                                      4,000              60
   Hitachi Systems & Services *                              200               3
   Hokkaido Electric Power (A)                               900              20
   Honda Motor (A)                                         6,900             225
   Hyakugo Bank (A)                                        2,000              11
   Hyakujushi Bank (A)                                     2,000              11
   Inpex Holdings (A)                                         14             153
   Isetan Mitsukoshi Holdings (A)                          2,000              22
   Itochu Enex (A)                                           400               2
   Japan Aviation Electronics Industry (A)                 2,000              12
   Japan Petroleum Exploration (A)                           300              20
   Japan Radio *                                           3,000               7
   Japan Steel Works (A)                                  13,000             225
   Japan Tobacco (A)                                          26             124
   JFE Holdings (A)                                        5,500             233
   JGC (A)                                                 2,000              38
   J-Oil Mills *                                           2,000              10
   JTEKT (A)                                               1,200              15
   Kajima (A)                                             23,000              71
   Kamigumi (A)                                            2,000              15
   Kaneka (A)                                              3,000              19
   Kanematsu * (A)                                         2,000               2
   Kansai Electric Power (A)                               2,700              66
   Kansai Paint                                            2,000              13
   Kao (A)                                                 2,000              57
   Kawasaki Kisen Kaisha (A)                               3,000              21
   KDDI (A)                                                   13              76
   Keisei Electric Railway (A)                             1,000               6
   Kirin Holdings (A)                                      3,000              45
   Kobe Steel (A)                                         10,000              24
   Komatsu (A)                                             2,000              42
   Kuraray (A)                                             1,500              16
   Kurita Water Industries (A)                             1,300              42
   Kuroda Electric * (A)                                     100               1
   Kyoei Steel (A)                                           100               2
   Kyushu Electric Power (A)                               1,400              31
   Lawson (A)                                                900              41
   Leopalace21 (A)                                           500               5
   Maeda (A)                                               2,000               6
   Marubeni (A)                                           14,000              87
   Matsuda Sangyo *                                          330               7
   Matsushita Electric Industrial (A)                      9,000             186
   Mazda Motor (A)                                        13,000              69
   Millea Holdings (A)                                     3,300             112
   Mimasu Semiconductor Industry *                           200               3

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Minato Bank (A)                                         2,000   $           3
   Mitsubishi (A)                                         17,400             479
   Mitsubishi Chemical Holdings (A)                       22,500             128
   Mitsubishi Electric (A)                                 7,000              60
   Mitsubishi Gas Chemical (A)                             3,000              17
   Mitsubishi Heavy Industries (A)                        10,000              48
   Mitsubishi Materials (A)                                5,000              18
   Mitsubishi UFJ Financial Group (A)                     21,200             162
   Mitsui (A)                                             12,000             205
   Mitsui Chemicals (A)                                    4,000              20
   Mitsui Fudosan (A)                                      2,000              42
   Mitsui OSK Lines (A)                                   18,000             214
   Mitsui Sumitomo Insurance Group
      Holdings (A)                                         1,600              53
   Mitsui Trust Holdings (A)                               7,000              39
   Mitsumi Electric (A)                                      900              24
   Mizuho Financial Group (A)                                 12              51
   Morinaga Milk Industry (A)                              2,000               6
   Murata Manufacturing (A)                                  700              31
   Nachi-Fujikoshi * (A)                                   2,000               6
   Nafco (A)                                                 200               3
   Nagase (A)                                              1,000              10
   Namco Bandai Holdings (A)                               3,000              37
   NEC (A)                                                 7,000              32
   NEC Fielding (A)                                          300               3
   NGK Spark Plug (A)                                      1,000              11
   Nikon (A)                                               2,000              65
   Nintendo (A)                                            1,000             471
   Nippo (A)                                               2,000              11
   Nippon Electric Glass (A)                               8,000             107
   Nippon Meat Packers (A)                                 2,000              33
   Nippon Mining Holdings (A)                             13,500              75
   Nippon Oil (A)                                          4,000              25
   Nippon Steel (A)                                       19,000              90
   Nippon Telegraph & Telephone (A)                          101             498
   Nippon Yusen (A)                                       11,000              88
   Nishi-Nippon City Bank (A)                              4,000              10
   Nissan Motor (A)                                       30,100             229
   Nissan Shatai (A)                                       1,000               7
   Nisshin Seifun Group (A)                                  500               7
   Nisshin Steel (A)                                       4,000              11
   Nitto Denko (A)                                           500              15
   Nomura Real Estate Holdings (A)                         2,200              45
   NTT DoCoMo (A)                                             40              63
   Oita Bank (A)                                           2,000              11
   Okinawa Cellular Telephone                                  1               2
   Omron (A)                                               1,000              18
   Onward Holdings (A)                                     4,000              44
   ORIX (A)                                                  940             115
   Osaki Electric *                                        2,000              11
   Pacific Metals (A)                                      2,000              13
   QP (A)                                                    600               6
   Rakuten (A)                                               239             134
   Resona Holdings (A)                                        50              58
   ResortTrust * (A)                                         100               1
   Rohm (A)                                                  500              29
   Sanei-International                                       900              12
   San-In Godo Bank (A)                                    2,000              16
   Sapporo Hokuyo Holdings (A)                                 3              16
   Seikagaku                                                 300               3
   Senko *                                                 2,000               7

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   SFCG (A)                                                  300   $          24
   Sharp (A)                                               7,000              89
   Shimadzu (A)                                            5,000              47
   Shimano (A)                                               700              28
   Shin-Etsu Polymer                                         200               1
   Showa Shell Sekiyu (A)                                  4,000              45
   Sojitz (A)                                              5,200              15
   Sompo Japan Insurance (A)                               2,000              18
   SRI Sports (A)                                              2               2
   Sumitomo (A)                                            5,800              72
   Sumitomo Chemical (A)                                   5,000              31
   Sumitomo Electric Industries (A)                          600               7
   Sumitomo Metal Mining (A)                               8,000             102
   Sumitomo Mitsui Financial Group (A)                        41             249
   Sumitomo Rubber Industries (A)                          1,100               9
   Sumitomo Trust & Banking (A)                            5,000              30
   Suruga Bank * (A)                                       3,000              32
   Suzuki Motor (A)                                          700              15
   T&D Holdings (A)                                        1,450              76
   Tachi-S *                                                 700               8
   Taisho Pharmaceutical (A)                               1,000              21
   Takefuji (A)                                              150               2
   Tanabe Seiyaku (A)                                      4,000              56
   Teikoku Piston Ring *                                   1,800              12
   Tochigi Bank (A)                                        2,000              11
   Tohoku Electric Power (A)                               1,500              36
   Tokuyama (A)                                            1,000               7
   Tokyo Electric Power (A)                                7,200             206
   Toshiba (A)                                            26,000             145
   Toshiba TEC (A)                                         2,000              10
   Tosoh (A)                                               3,000              11
   Toyota Industries (A)                                     900              26
   Toyota Motor (A)                                        6,300             282
   TS Tech * (A)                                             200               3
   TV Asahi (A)                                                4               6
   Victor Company of Japan *                               2,000               3
   Yamaha Motor (A)                                        1,100              17
   Yamazaki Baking (A)                                     1,000              12
   Yaskawa Electric (A)                                    3,000              21
                                                                   -------------
                                                                           9,702
                                                                   -------------
JERSEY -- 0.0%
   Randgold Resources * (A)                                  200               9
                                                                   -------------
MALAYSIA -- 0.4%
   Boustead Holdings                                      10,000              15
   British American Tobacco Malaysia                       4,000              46
   HAP Seng Consolidated                                  19,000              14
   Hong Leong Bank                                         5,000               9
   Lion Industries                                        22,000              13
   Nestle Malaysia *                                       2,000              16
   Sarawak Oil Palms *                                    12,000              10
   Southern Steel                                         12,000              10
   Tanjong                                                 9,000              35
   Tenaga Nasional                                        41,000              95
   Titan Chemicals                                        53,000              16
   UMW Holdings                                           24,000              43
                                                                   -------------
                                                                             322
                                                                   -------------

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
MAURITIUS -- 0.0%
   Golden Agri-Resources (A)                               5,000   $           2
                                                                   -------------
MEXICO -- 1.2%
   Alfa, Cl A                                             11,400              59
   America Movil, Ser L                                  134,000             344
   Cemex                                                  78,900             158
   Coca-Cola Femsa, Ser L                                 14,500              83
   Cydsa                                                   3,000               3
   Grupo Continental                                      14,000              34
   Grupo Mexico, Ser B                                    65,232             109
   Grupo Modelo                                           21,600             103
                                                                   -------------
                                                                             893
                                                                   -------------
NETHERLANDS -- 1.8%
   Aegon (A)                                               4,300              51
   Akzo Nobel (A)                                          2,000             122
   Binck Bank *                                            1,635              16
   Boskalis Westminster (A)                                  761              45
   European Aeronautic Defense and Space (A)               2,800              63
   Fugro (A)                                                 591              46
   Heineken Holding (A)                                      135               6
   Imtech                                                    300               8
   ING Groep (A)                                          16,500             516
   Koninklijke Ahold (A)                                   8,200             103
   Koninklijke BAM Groep                                   2,000              35
   Koninklijke DSM (A)                                     2,891             167
   Koninklijke Philips Electronics                         1,120              36
   Royal KPN (A)                                           6,983             119
   SNS Reaal (A)                                              62               1
   TKH Group *                                               339               8
                                                                   -------------
                                                                           1,342
                                                                   -------------
NEW ZEALAND -- 0.0%
   Fletcher Building (A)                                     500               3
   Vector (A)                                              3,000               5
                                                                   -------------
                                                                               8
                                                                   -------------
NORWAY -- 0.8%
   Bonheur *                                               1,000              44
   DnB (A)                                                 3,300              38
   Norsk Hydro (A)                                         7,000              75
   Storebrand, Cl A                                        3,800              30
   Yara International (A)                                  6,300             391
                                                                   -------------
                                                                             578
                                                                   -------------
PAPUA NEW GUINEA -- 0.0%
   Oil Search (A)                                          1,400               7
                                                                   -------------
PHILIPPINES -- 0.1%
   First Gen                                              21,000              11
   San Miguel, Cl B                                       32,000              31
                                                                   -------------
                                                                              42
                                                                   -------------
POLAND -- 0.8%
   Bank Handlowy w Warszawie                               1,400              39
   Bank Pekao                                              1,012              81
   ComArch *                                               1,400              46
   Grupa Lotos *                                           4,000              48
   KGHM Polska Miedz                                         500              17
   Kredyt Bank *                                           4,000              25
   Polish Oil & Gas                                       48,000              72

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Polski Koncern Naftowy Orlen                            6,000   $          87
   Powszechna Kasa Oszczednosci Bank Polski                1,000              21
   Telekomunikacja Polska                                 10,000             101
   Zaklady Chemiczne Police *                              6,000              46
                                                                   -------------
                                                                             583
                                                                   -------------
PORTUGAL -- 0.3%
   Energias de Portugal (A)                               15,000              77
   Galp Energia *                                          7,400             149
                                                                   -------------
                                                                             226
                                                                   -------------
RUSSIA -- 1.3%
   MMC Norilsk Nickel ADR (A)                             12,200             240
   Mobile Telesystems ADR                                    600              41
   NovaTek OAO GDR                                         1,700             122
   Novolipetsk Steel GDR                                   2,400              92
   Polyus Gold ADR                                         2,800              42
   Rosneft Oil GDR                                         3,900              33
   Sberbank GDR                                              200              53
   Severstal GDR                                           4,900              83
   Surgutneftegaz ADR                                      4,600              33
   Tatneft GDR                                               900              92
   Uralkali GDR                                            2,300              99
   Vimpel-Communications *                                   800              19
                                                                   -------------
                                                                             949
                                                                   -------------
SINGAPORE -- 0.6%
   Boustead Singapore *                                    4,000               3
   ComfortDelgro (A)                                       8,000               9
   DBS Group Holdings (A)                                  4,000              51
   Haw Par (A)                                             2,000               9
   Hong Leong Asia (A)                                     3,000               3
   Metro Holdings                                          3,000               1
   Neptune Orient Lines (A)                               23,000              36
   Oversea-Chinese Banking (A)                            16,000              91
   SembCorp Industries (A)                                 5,000              15
   United Overseas Bank (A)                               12,000             160
   Wilmar International (A)                               19,000              50
                                                                   -------------
                                                                             428
                                                                   -------------
SOUTH AFRICA -- 2.0%
   Anglo Platinum                                            200              25
   AngloGold Ashanti                                       1,600              43
   ArcelorMittal (A)                                       6,691             526
   ArcelorMittal South Africa                              1,800              42
   Assore                                                    210              21
   Aveng                                                   8,000              69
   DataTec                                                16,000              61
   Distell Group *                                         4,000              25
   Exxaro Resources                                        3,000              45
   Gold Fields                                             6,000              55
   Grindrod *                                             18,000              59
   Hosken Consolidated Investments *                       6,000              44
   Iliad Africa *                                          9,808              11
   Impala Platinum Holdings                                1,200              34
   Imperial Holdings                                       8,000              56
   Medi-Clinic *                                          22,000              53
   Metropolitan Holdings                                  36,000              60
   Naspers, Cl N                                           1,000              25
   Nedbank Group                                           6,000              81
   Remgro                                                  1,000              24
   Sanlam (A)                                             36,000              83

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Standard Bank Group                                     3,000   $          35
                                                                   -------------
                                                                           1,477
                                                                   -------------
SOUTH KOREA -- 2.6%
   Capro *                                                 1,200              11
   Daewoo Shipbuilding & Marine Engineering                1,810              57
   Dongkuk Steel Mill                                      1,230              44
   Dongwon Industries *                                      110              11
   Doosan *                                                  310              35
   Doosan Infracore                                          840              16
   Hana Financial Group                                    1,300              46
   Hankook Tire                                            3,630              53
   Hynix Semiconductor * (A)                               2,000              35
   Hyosung                                                   910              61
   Hyundai Department Store                                  590              48
   Hyundai Heavy Industries                                  700             152
   Korea Gas                                                 320              23
   KT                                                      2,930             120
   KT Freetel                                              1,930              51
   KT&G                                                    2,320             195
   LG                                                      2,060             118
   LG Chemical                                               950              82
   LG Electronics                                            470              43
   LG Household & Health Care *                              211              37
   LG Telecom                                              5,390              47
   LG.Philips LCD                                          2,560              63
   Ottogi                                                    110              17
   Pacific                                                   240              29
   POSCO                                                     670             288
   Samsung Electronics                                       380             178
   Samsung Heavy Industries                                3,510             100
   Young Poong                                                60              26
                                                                   -------------
                                                                           1,986
                                                                   -------------
SPAIN -- 3.1%
   ACS Actividades Construcciones y
      Servicios (A)                                        1,202              53
   Banco Bilbao Vizcaya Argentaria (A)                    13,700             232
   Banco Espanol de Credito * (A)                            654               9
   Banco Santander Central Hispano (A)                    40,352             688
   Gas Natural (A)                                         3,900             181
   Grifols (A)                                             1,619              48
   Iberdrola (A)                                          19,340             234
   Repsol (A)                                             11,355             353
   Sacyr Vallehermoso (A)                                    373               7
   Telefonica (A)                                         20,084             498
   Union Fenosa * (A)                                      2,630              67
                                                                   -------------
                                                                           2,370
                                                                   -------------
SWEDEN -- 1.2%
   AF, Cl B *                                                200               6
   Hennes & Mauritz, Cl B (A)                              1,050              52
   Investor, Cl B (A)                                      5,200             110
   Nolato *                                                  500               5
   Nordea Bank (A)                                        15,600             208
   Saab, Cl B (A)                                          2,000              48
   Scania, Cl B (A)                                        4,000              57
   Skandinaviska Enskilda Banken, Cl A (A)                 1,500              27
   Skanska, Cl B (A)                                       2,649              34
   SKF, Cl B (A)                                           4,000              61
   Svenska Cellulosa, Cl B (A)                             7,500              86

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Svenska Handelsbanken, Cl A (A)                         1,700   $          41
   Swedbank (A)                                            1,200              21
   Telefonaktiebolaget LM Ericsson, Cl B (A)               6,000              69
   Volvo, Cl B (A)                                         9,350             106
                                                                   -------------
                                                                             931
                                                                   -------------
SWITZERLAND -- 5.8%
   Actelion * (A)                                            579              33
   Addax Petroleum                                         1,000              38
   Adecco (A)                                              1,200              57
   Baloise Holding (A)                                       708              61
   Compagnie Financiere Richemont, Cl A (A)                2,300             134
   Credit Suisse Group (A)                                 3,315             154
   Elektrizitaets-Gesellschaft Laufenburg                     30              37
   Helvetia Holding (A)                                      100              31
   Lindt & Spruengli (A)                                       3               8
   Nestle (A)                                             21,274             940
   Novartis (A)                                           12,254             684
   Roche Holding (A)                                       3,232             545
   Schindler Holding * (A)                                   300              22
   Schmolz + Bickenbach                                      266              15
   Sika                                                       30              38
   Sonova Holding (A)                                        578              42
   Straumann Holding                                          40              11
   Swatch Group (A)                                          600              27
   Swiss Life Holding (A)                                    320              58
   Swiss Reinsurance (A)                                   3,550             219
   Swisscom (A)                                              330             106
   Syngenta (A)                                              981             264
   Synthes (A)                                               611              85
   UBS *                                                     500              11
   Xstrata (A)                                             6,779             378
   Zurich Financial Services (A)                           1,516             397
                                                                   -------------
                                                                           4,395
                                                                   -------------
TAIWAN -- 1.9%
   Advanced Semiconductor Engineering                     54,533              39
   Asia Optical *                                          6,060              11
   Asustek Computer (A)                                   34,091              78
   AU Optronics                                          106,049             126
   Chi Mei Optoelectronics                               103,000              87
   China Manmade Fibers *                                 36,000               8
   China Steel *                                           6,182              12
   China Synthetic Rubber *                               12,000              12
   Chunghwa Picture Tubes                                234,000              49
   Chunghwa Telecom                                       81,000             201
   Compal Electronics (A)                                 80,400              72
   CTCI                                                   17,204              11
   Far EasTone Telecommunications                         46,000              67
   First Financial Holding GDR                             2,631              40
   Gigabyte Technology                                    19,000              13
   HannStar Display                                      131,149              34
   Inventec                                               51,000              30
   Inventec Appliances *                                   7,000              11
   KGI Securities                                         66,000              33
   King Yuan Electronics                                  32,000              14
   Mega Financial Holding                                 90,000              57
   Oriental Union Chemical                                22,000              16
   POU Chen                                               61,000              46
   Quanta Computer                                        53,320              80

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   Shih Wei Navigation                                    10,000   $          17
   Taichung Commercial Bank *                             36,000              14
   Taiwan Semiconductor Manufacturing ADR                    281               3
   Taiwan Semiconductor Manufacturing (A)                 59,000             109
   Taiwan Sogo Shin Kong *                                10,180               8
   Tatung *                                              109,000              40
   Teco Electric and Machinery                            61,000              27
   U-Ming Marine Transport                                15,000              40
   Universal Scientific Industrial                        29,000              15
   UPC Technology                                         20,800               9
   Yieh Phui Enterprise                                   38,000              15
                                                                   -------------
                                                                           1,444
                                                                   -------------
THAILAND -- 0.1%
   Bangkok Bank NVDR                                       5,000              17
   Banpu                                                   3,000              34
   Krung Thai Bank NVDR                                    8,000               2
   PTT Chemical                                           12,000              26
   Ratchaburi Electricity Generating Holding *            20,000              22
                                                                   -------------
                                                                             101
                                                                   -------------
TURKEY -- 0.7%
   Anadolu Efes Biracilik Ve Malt Sanayii                  6,000              64
   Aselsan Elektronik Sanayi Ve Ticaret *                 12,000              49
   Eczacibasi Ilac Sanayi                                 48,000              54
   Haci Omer Sabanci Holding                              14,000              59
   KOC Holding *                                          27,000              94
   Petrol Ofisi *                                          5,000              26
   Turk Hava Yollari *                                     6,332              35
   Turkcell Iletisim Hizmet                               20,000             132
                                                                   -------------
                                                                             513
                                                                   -------------
UNITED KINGDOM -- 13.5%
   3i Group (A)                                            1,408              24
   Aggreko (A)                                             2,622              34
   Amec (A)                                               12,800             196
   Amlin *                                                11,600              61
   Anglo American (A)                                     10,202             543
   Arriva (A)                                              5,400              78
   Associated British Foods (A)                            4,900              72
   AstraZeneca (A)                                         3,551             173
   Autonomy * (A)                                          8,838             185
   Aviva (A)                                               5,400              50
   Babcock International Group * (A)                       3,456              38
   BAE Systems (A)                                        48,616             425
   Barclays (A)                                           36,367             233
   BG Group (A)                                           38,603             857
   BHP Billiton (A)                                        2,100              65
   BP (A)                                                108,521           1,044
   British American Tobacco (A)                           10,730             363
   BT Group, Cl A (A)                                     15,400              48
   Cable & Wireless                                        1,970               6
   Cape *                                                  2,000               9
   Centrica (A)                                           22,210             132
   Cobham (A)                                             10,790              45
   Compass Group (A)                                       9,006              60
   Cookson Group (A)                                       2,533              30
   Cranswick *                                             1,000              11
   Dana Petroleum * (A)                                    1,912              52
   Diageo (A)                                              1,592              29

                                                                    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
   DS Smith                                               30,500   $          71
   E2V Technologies *                                      1,800               9
   Eurasian Natural Resources * (A)                        1,960              36
   Euromoney Institutional Investor *                      1,500              10
   Friends Provident (A)                                  18,600              33
   Game Group * (A)                                        7,980              39
   GlaxoSmithKline (A)                                    14,649             345
   Group 4 Securicor (A)                                  28,597             121
   HBOS (A)                                               46,540             267
   Home Retail Group (A)                                   8,000              37
   HSBC Holdings (A)                                      29,802             469
   ICAP (A)                                                3,012              26
   IG Group Holdings * (A)                                 5,110              32
   Imperial Tobacco Group (A)                              5,303             175
   Inchcape * (A)                                              8              --
   International Power (A)                                 5,800              42
   Invensys                                                5,800              30
   ITV (A)                                                57,330              47
   John Wood Group (A)                                     5,729              50
   Kazakhmys (A)                                             900              21
   Land Securities Group ++ (A)                            1,200              30
   Legal & General Group (A)                              66,000             120
   Liberty International ++ (A)                              660              12
   Lloyds TSB Group (A)                                   24,900             137
   LogicaCMG (A)                                          16,400              40
   Man Group (A)                                           7,159              74
   Mondi (A)                                              12,300              73
   Morgan Sindall *                                        1,000              11
   National Express Group                                    380               7
   National Grid (A)                                       3,000              39
   Old Mutual (A)                                         60,000             106
   Persimmon                                              12,000              81
   Premier Farnell (A)                                    19,600              70
   Prudential (A)                                         14,058             140
   Reckitt Benckiser Group (A)                             2,565             130
   Rio Tinto (A)                                           4,439             422
   Royal & Sun Alliance Insurance Group (A)               16,397              45
   Royal Bank of Scotland Group (A)                       51,591             220
   SABMiller (A)                                           1,168              25
   Sage Group (A)                                          2,884              11
   Scottish & Southern Energy (A)                          2,717              72
   Shire (A)                                               2,772              49
   Stagecoach Group                                       47,200             274
   Standard Chartered (A)                                  2,823              76
   Tesco (A)                                               6,400              44
   Thomas Cook Group (A)                                  15,400              64
   TUI Travel (A)                                         13,400              51
   Unilever (A)                                            4,688             126
   United Business Media *                                   400               4
   United Utilities Group (A)                              5,600              73
   Vedanta Resources (A)                                   1,750              58
   Vodafone Group (A)                                    243,330             622
   Wellstream Holdings *                                   1,873              43
   WM Morrison Supermarkets (A)                           10,674              55
   WPP Group (A)                                           9,000              88
                                                                   -------------
                                                                          10,215
                                                                   -------------
Total Common Stock
   (Cost $75,194) ($ Thousands)                                           68,262
                                                                   -------------

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

August 31, 2008


                                             Shares/Face Amounts   Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                  -------------------   -------------
PREFERRED STOCK -- 2.6%
BRAZIL -- 2.5%
   Banco Bradesco                                         12,450   $         228
   Banco Itau Holding Financeira                          11,500             217
   Bombril *                                               1,100               6
   Centrais Eletricas Brasileiras, Cl B                    8,000             121
   Cia Energetica de Minas Gerais                          5,000             107
   Cia Energetica do Ceara                                 1,500              19
   Cia Vale do Rio Doce, Cl A                             22,100             516
   Gerdau                                                  8,500             158
   Sadia                                                  12,500              82
   Telecomunicacoes de Sao Paulo                           3,000              86
   Telegraph Norte Leste Participacoes                     1,600              37
   Telemar Norte Leste                                     1,900              99
   Usinas Siderurgicas de Minas Gerais,
      Cl A                                                 3,700             130
   Votorantim Celulose e Papel                             3,600              76
                                                                   -------------
                                                                           1,882
                                                                   -------------
GERMANY -- 0.1%
   Volkswagen (A)                                            249              39
                                                                   -------------
ITALY -- 0.0%
   Istituto Finanziario Industriale * (A)                  1,700              37
                                                                   -------------
Total Preferred Stock
   (Cost $2,325) ($ Thousands)                                             1,958
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill
      1.657%, 11/20/08 (B)(C)                     $          220             219
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $219) ($ Thousands)                                                 219
                                                                   -------------

                                                     Number Of
                                                     Warrants
                                                  --------------
EQUITY-LINKED WARRANT -- 0.0%
TAIWAN -- 0.0%
   Asustek Computer, Expires 01/19/17*                     9,900              23
                                                                   -------------
Total Equity- Linked Warrant
   (Cost $27) ($ Thousands)                                                   23
                                                                   -------------

                                                     Number Of
                                                      Rights
                                                  --------------
RIGHTS -- 0.0%
AUSTRALIA -- 0.0%
   Leighton Holdings, Expires 09/30/08*                       --               2
                                                                   -------------
Total Rights
   (Cost $0) ($ Thousands)                                                     2
                                                                   -------------
CASH EQUIVALENT -- 3.2%
UNITED STATES -- 3.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl  A, 2.700% **+++             2,347,031           2,347
                                                                   -------------

                                                                    Market Value
Description                                                        ($ Thousands)
-----------                                                        -------------
Total Cash Equivalent
   (Cost $2,347) ($ Thousands)                                     $       2,347
                                                                   -------------
Total Investments -- 96.5%
   (Cost $80,112)($ Thousands) +                                   $      72,811
                                                                   =============

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                                                     Unrealized
                                        Number of                   Appreciation
Type of                                 Contracts     Expiration   (Depreciation)
Contract                               Long (Short)      Date      ($ Thousands)
--------                               ------------   ----------   -------------
DJ Euro Stoxx 50 Index                      27         Sep-2008    $           7
FTSE 100 Index                               7         Sep-2008                7
Hang Seng Index                              1         Sep-2008                2
S&P/TSE 60 Index                             3         Sep-2008              (13)
SPI 200 Index                                3         Sep-2008               (2)
Topix Index                                  6         Sep-2008              (32)
                                                                   -------------
                                                                   $         (31)
                                                                   =============

     Percentages are based on a Net Assets of $75,492($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008.

++   Real Estate Investment Trust

+ At August 31, 2008, the tax basis cost of the Fund's investments was $80,112 ($ Thousands), and the unrealized appreciation and depreciation were $806 ($ Thousands) and $(8,107)($ Thousands) respectively.

+++  Investment in Affiliated Security.

(A) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2008 was $59,070 and represented 78.25% of Net Assets.

(B) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR -- American Depositary Receipt
Cl  -- Class
GDR -- Global Depositary Receipt
HKD -- Hong Kong Dollar
NOK -- Norwegian Krone
NVDR-- Non-Voting Depositary Receipt
SGD -- Singapore Dollar
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2008

                                              Shares/Face Amount    Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                   ------------------   -------------
AFFILIATED PARTNERSHIP -- 36.3%
SEI LIBOR Plus Portfolio, LP + *                       9,285,679   $      81,130
                                                                   -------------
Total Affiliated Partnership
   (Cost $91,624) ($ Thousands)                                           81,130
                                                                   -------------
LOAN PARTICIPATIONS -- 25.7%
   Alpha Topco, 2nd Lien, Ser D
      6.634%, 06/30/14                            $        1,000             848
   Bosie Paper Holdings, 2nd Lien
      11.000%, 02/23/15                                    1,000             940
   Boston Generating LLC, 1st Lien
      5.051%, 12/20/13                                       768             680
   Boston Generating LLC, 1st Lien
     (Synthetic)
      4.214%, 11/29/13                                       992             888
      2.676%, 12/20/13                                       221             196
   Brickman Group Holdings, Tranche B
      4.801%, 01/23/14                                       988             889
   Burlington Coat Factory Warehouse,
     Ser C
      5.060%, 05/28/13                                     1,000             771
   Calpine, 1st Lien
      5.685%, 03/31/14                                     1,995           1,852
   Caritor
      4.720%, 06/04/13                                       921             658
   Caritor (Synthetic)
      4.720%, 06/04/13                                        70              50
   CCS Medical
      6.060%, 09/30/12                                       970             795
   Cequel Communications, 1st Lien
      4.760%, 11/05/13                                       499             466
   Cequel Communications, 1st Lien,
     Ser B
      4.724%, 11/05/13                                       492             460
   Clarke American, Tranche B
      5.298%, 06/30/14                                     1,980           1,629
   Colleyville Resources
      2.691%, 12/28/10                                       163             150
   Colleyville Resources, Tranche D
      5.543%, 12/30/13                                       527             485
   Delta Air Lines
      4.349%, 04/30/12                                       990             827
   Delta Air Lines, 2nd Lien
      5.719%, 04/30/14                                       990             714
   Dole Food, Ser B
      4.700%, 04/12/13                                        86              79
      2.658%, 04/12/13                                        47              43
   Dollar General, Tranche B-1
      5.530%, 07/07/14                                     1,000             918
   Dollar General, Tranche B-2
      5.650%, 07/07/14                                     1,000             918
   Dynea North, 1st Lien
      5.560%, 07/10/14                                       920             745
   Eddie Bauer, Ser B
      5.880%, 04/01/14                                     1,474           1,120
   First Data , Ser B-1
      5.102%, 09/24/14                                       997             915

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   First Data, Ser B-1
      0.000%, 09/24/14 (E)                        $          995   $         913
   Foamex LP, 1st Lien
      5.570%, 02/12/13                                       816             632
   Ginn La Conduit Lender, 1st Lien,
     Tranche A
      2.596%, 06/08/11                                       315             123
   Ginn La Conduit Lender, 1st Lien,
     Tranche B
      9.500%, 06/08/11                                       676             264
   Graham Packaging, Ser B
      5.036%, 10/07/11                                       995             945
   Green Valley Ranch Gaming, 2nd Lien
      5.894%, 08/16/14                                     1,000             550
   Harrah's Operating, Term B-2
      5.800%, 01/28/15                                     1,995           1,749
   HCA, Tranche B
      5.051%, 11/18/13                                     1,992           1,867
   Helix Energy Solutions Group
      4.677%, 07/01/13                                       751             726
   Hub International
      5.301%, 06/13/14                                     1,011             915
      1.625%, 06/13/14 (F)                                    51               5
   Hub International, Delayed Draw
      5.196%, 06/13/14                                       177             160
   IAP Worldwide Services, 1st Lien
      8.250%, 12/30/12                                       915             709
   Kepler Holdings
      8.313%, 06/30/09                                     1,000             940
   Knology
      5.040%, 06/30/12                                       993             913
   Lake at Las Vegas Joint Venture
      16.100%, 06/20/12                                    1,085             246
      15.460%, 06/20/12                                      988             224
      12.000%, 06/20/12                                      250             249
   Lake at Las Vegas Joint Venture
     (Synthetic)
      16.100%, 06/20/12                                      120              27
   Level 3 Financing
      4.864%, 03/01/14                                     1,500           1,357
   Lifecare Holding (Rainier Acquisition)
      7.050%, 08/11/12                                       990             836
   Manitowoc, Ser B (Unfunded)
      0.000%, 04/14/14 (E)                                 2,000              --
   Metroflag, 2nd Lien
      11.472%, 01/06/09                                    1,500           1,215
   Movie Gallery, 1st Lien
      9.750%, 03/08/12                                       479             335
   Movie Gallery, 1st Lien (Synthetic)
      8.551%, 03/08/12                                        19              13
   Mylan Laboratories, Ser B
      5.934%, 10/02/14                                     1,990           1,969
   Nielsen Finance LLC, Ser B
      4.803%, 08/09/13                                     1,492           1,378
   Northwest Airlines
      4.490%, 08/21/13                                     1,000             828
   Penton Media, 1st Lien
      5.042%, 02/01/13                                       489             371
   Pinnacle Foods Group
      5.432%, 04/02/14                                       990             902

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Realogy, Term B
      5.462%, 10/10/13                            $          240   $         198
   Sabre
      4.666%, 09/30/14                                     1,458           1,110
   Serena Software
      4.680%, 03/10/13                                       928             845
   Sirva Worldwide, Ser B
      9.400%, 05/14/12                                       325             325
      6.370%, 12/01/10                                     1,000             411
   Solo Cup, Ser B1
      6.110%, 02/27/11                                       618             599
   Solvest (Dole), Ser C
      4.767%, 04/12/13                                       346             318
   Spectrum Brands
      2.314%, 03/30/13                                        63              53
   Spectrum Brands, Ser B II
      6.732%, 03/30/13                                     1,251           1,056
   Spirit Finance
      5.801%, 07/15/13                                     1,000             707
   Texas Competitive Electric,
     Tranche B-2
      6.213%, 10/10/14                                     1,995           1,857
   TPF Generation Holdings, LLC
     (Synthetic Revolver)
      2.701%, 12/15/11                                        49              47
   TPF Generation Holdings, LLC,
     1st Lien
      4.801%, 12/15/13                                       768             737
   TPF Generation Holdings, LLC,
     1st Lien
     (Synthetic)
      2.596%, 12/15/13                                       156             149
   Tribune, Tranche B
      5.786%, 06/04/14                                       594             409
   Tribune, Tranche X
      5.541%, 06/04/09                                       158             151
   US Airways Group
      4.969%, 03/19/14                                       990             689
   Verint Systems
      5.464%, 05/27/14                                     1,877           1,703
   Weather Channel, Term B-1
      0.000%, 07/15/15 (E)                                 1,600           1,564
   Wide Open West Finance, 1st Lien
      5.304%, 06/30/14                                     1,000             860
   Wilmar Opco, LLC (Tropicana)
      8.250%, 01/03/12                                     1,000             820
   WM Bolthouse Farms, 1st Lien
      5.063%, 12/17/12                                     1,474           1,429
   Wm. Wrigley Jr., Tranche B
      0.000%, 09/30/14 (E)                                 2,000           2,008
                                                                   -------------
Total Loan Participations
   (Cost $65,388) ($ Thousands)                                           57,442
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 10.4%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.3%
   FHLMC CMO STRIPS, Ser 245, Cl IO, IO
      5.000%, 05/15/37                                       375             103
   FNMA
      6.000%, 11/01/08 to 12/01/21                         1,370           1,403
   FNMA TBA
      6.000%, 10/01/26 to 04/01/27 (G)                     2,419           2,464

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      5.500%, 10/01/20 to 03/01/22                $        1,164   $       1,175
                                                                   -------------
                                                                           5,145
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.1%
   American Tower Trust, Ser 2007-1A,
     Cl D
      5.957%, 04/15/37 (A)                                   250             223
   Banc of America Funding, Ser 2005-F,
     Cl 4A1
      5.341%, 10/20/08 (B)                                   509             438
   Banc of America Funding, Ser 2006-D,
     Cl 3A1
      5.578%, 10/20/08 (B)                                   429             373
   Banc of America Large Loan, Ser 2007-
     BMB1, Cl A1
      2.977%, 09/15/08 (A) (B)                               195             181
   Banc of America Mortgage Securities,
     Ser 2004-F, Cl 2A5
      4.144%, 10/25/08 (B)                                   350             342
   Banc of America Mortgage Securities,
     Ser 2005-A, Cl 2A1
      4.452%, 10/25/08 (B)                                   280             251
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-6, Cl 3A1
      5.282%, 10/25/08 (B)                                   371             326
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-9, Cl A1
      4.625%, 10/25/08 (B)                                   493             459
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2006-1, Cl A1
      4.625%, 10/25/08 (B)                                   468             413
   Bear Stearns Commercial Mortgage
     Securities, Ser 2001-TOP2, Cl A2
      6.480%, 02/15/35                                       500             511
   Citigroup Commercial Mortgage Trust,
     Ser 2007-FL3A, Cl J
      3.417%, 09/15/08 (A) (B)                               155              96
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR1, Cl 1A1
      4.900%, 10/25/08 (B)                                   480             444
   Countrywide Alternative Loan Trust,
     Ser 2007-HY5R, Cl 2A1A
      5.544%, 10/25/08 (B)                                   688             459
   Countrywide Home Loan Mortgage
     Pass Through Trust, Ser 2005-HY10,
     Cl 3A1A
      5.381%, 10/20/08 (B)                                   480             370
   Credit Suisse First Boston Mortgage
     Securities, Ser 2000-C1, Cl A2
      7.545%, 04/15/62                                       424             435
   Crown Castle Towers LLC, Ser 2006-
     1A, Cl E
      6.065%, 11/15/36 (A)                                   380             316
   Crusade Global Trust, Ser 2007-1,
     Cl A1
      2.846%, 10/20/08 (B)                                   252             235
   Diversified REIT Trust, Ser 1999-1A,
     Cl A2
      6.780%, 03/18/11 (A)                                    29              29
   First Horizon Alternative Mortgage
     Trust, Ser 2005-AA3, Cl 3A1
      5.352%, 10/25/08 (B)                                   271             213

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   First Horizon Mortgage Pass-Through
     Certificate, Ser 2005-AR4, Cl 2A1
      5.332%, 10/25/08 (B)                        $          233   $         198
   First Union-Chase Commercial
     Mortgage, Ser 1999-C2, Cl A2
      6.645%, 09/15/08                                       144             144
   GMAC Mortgage Loan Trust, Ser 2006-
     AR1, Cl 1A1
      5.587%, 10/19/08 (B)                                   475             396
   Granite Master Issuer, Ser 2006-1A,
     Cl A5
      2.880%, 11/20/08 (A) (B)                               156             147
   GS Mortgage Securities, Ser 2007-EOP,
     Cl K
      3.511%, 10/06/08 (A) (B)                                75              66
   GSR Mortgage Loan Trust, Ser 2006-
     AR1, Cl 2A2
      5.179%, 10/25/08 (B)                                   349             323
   GSR Mortgage Loan Trust, Ser 2006-
     AR2, Cl 3A1
      5.748%, 10/25/08 (B)                                    67              54
   GSR Mortgage Loan Trust, Ser 2007-
     AR2, Cl 1A1
      5.780%, 10/25/08 (B)                                   497             387
   Harborview Mortgage Loan Trust,
     Ser 2005-14, Cl 3A1A
      5.304%, 10/19/08 (B)                                   327             312
   JPMorgan Mortgage Trust, Ser 2007-
     A3, Cl 1A1
      5.460%, 10/25/08 (B)                                   443             349
   JPMorgan Mortgage Trust, Ser 2007-
     A4, Cl 1A1
      5.459%, 10/25/08 (B)                                   431             366
   Master Adjustable Rate Mortgages
     Trust, Ser 2005-6, Cl 5A1
      5.048%, 10/25/08 (B)                                   487             459
   Merrill Lynch Mortgage Backed
     Securities Trust, Ser 2007-2, Cl 1A1
      5.800%, 10/25/08 (B)                                   492             423
   Merrill Lynch Mortgage Investors,
     Ser 2005-A1, Cl 2A1
      4.527%, 10/25/08 (B)                                   463             434
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1E
      5.143%, 10/25/08 (B)                                   406             360
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A
      5.143%, 10/25/08 (B)                                   504             478
   MLCC Mortgage Investors, Ser 2006-1,
     Cl 2A1
      5.375%, 10/25/08 (B)                                   255             234
   Morgan Stanley Capital I, Ser 2007-
     XLFA, Cl C
      2.627%, 09/15/08 (A) (B)                               240             205
   MortgageIT Trust, Ser 2005-1, Cl 2A
      4.250%, 10/25/08 (B)                                   477             453
   MortgageIT Trust, Ser 2005-4, Cl A1
      2.752%, 09/25/08 (B)                                   468             351
   Residential Funding Mortgage
     Securities, Ser 2005-SA5, Cl 2A
      5.331%, 10/25/08 (B)                                   177             163

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Residential Funding Mortgage
     Securities, Ser 2006-SA1, Cl 1A1
      5.671%, 10/25/08 (B)                        $          152   $         124
   Residential Funding Mortgage
     Securities, Ser 2007-SA2, Cl 2A2
      5.670%, 10/25/08 (B)                                   332             278
   Residential Funding Mortgage
     Securities, Ser 2007-SA3, Cl 2A1
      5.777%, 10/25/08 (B)                                   445             327
   Sequoia Mortgage Trust, Ser 2007-2,
     Cl 2AA1
      5.801%, 10/20/08 (B)                                   232             194
   Thornburg Mortgage Securities Trust,
     Ser 2005-1, Cl A3
      4.766%, 10/25/08 (B)                                   298             284
   Washington Mutual Mortgage Pass-
     Through Certificate, Ser 2004-AR5,
     Cl A6
      3.839%, 10/25/08 (B)                                   600             592
   Washington Mutual Mortgage Pass-
     Through Certificate, Ser 2005-AR14,
     Cl 1A4
      5.051%, 10/25/08 (B)                                   464             426
   Washington Mutual Mortgage Pass-
     Through Certificate, Ser 2005-AR3,
     Cl A2
      4.636%, 10/25/08 (B)                                   428             386
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2004-EE,
     Cl 2A2
      4.003%, 10/25/08 (B)                                   382             362
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2004-Z, Cl 2A1
      4.571%, 10/25/08 (B)                                   487             446
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR16,
     Cl 6A3
      5.000%, 10/25/08 (B)                                   169             158
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR16,
     Cl 3A2
      4.996%, 10/25/08 (B)                                   125             111
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR4,
     Cl 2A2
      4.530%, 10/25/08 (B)                                   475             430
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR10,
     Cl 2A1
      5.646%, 10/25/08 (B)                                   586             454
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR13,
     Cl A2
      5.752%, 10/25/08 (B)                                   461             398
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR2,
     Cl 2A3
      5.106%, 10/25/08 (B)                                   174             156

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR6,
     Cl 3A1
      5.092%, 10/25/08 (B)                        $          378   $         351
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR8,
     Cl 2A1
      5.240%, 10/25/08 (B)                                   300             274
                                                                   -------------
                                                                          18,167
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $25,619) ($ Thousands)                                           23,312
                                                                   -------------
CORPORATE OBLIGATIONS -- 6.6%
CONSUMER DISCRETIONARY -- 0.8%
   CBS
      7.700%, 07/30/10                                       250             259
   COX Communications
      4.625%, 01/15/10                                       300             298
   Macy's Retail Holdings
      6.300%, 04/01/09                                       300             298
      5.350%, 03/15/12                                       225             211
   President and Fellows of Harvard
      College
      3.700%, 04/01/13                                       265             259
   Time Warner Cable
      5.400%, 07/02/12                                       500             496
                                                                   -------------
                                                                           1,821
                                                                   -------------
CONSUMER STAPLES -- 0.2%
   General Mills
      2.921%, 10/22/08 (B)                                   400             394
                                                                   -------------
ENERGY -- 0.1%
   Canadian Natural Resources
      5.700%, 05/15/17                                       150             145
                                                                   -------------
FINANCIALS -- 4.3%
   Ameriprise Financial
      5.350%, 11/15/10                                       300             298
   Banco Santander Chile
      3.164%, 12/09/08 (A) (B)                               450             442
   Capital One Financial MTN
      5.700%, 09/15/11                                       300             282
   Capmark Financial Group
      3.453%, 11/10/08 (B)                                   500             383
   CIT Group
      3.375%, 04/01/09                                       300             292
   Citigroup
      3.084%, 12/09/08 (B)                                   300             259
   Comerica Bank
      2.511%, 09/19/08 (B)                                   275             268
   Everest Reinsurance Holdings
      8.750%, 03/15/10                                       295             308
      6.600%, 11/15/08 (B)                                   450             311
   General Electric Capital
      2.885%, 10/28/08 (B)                                   275             272
   Genworth Global Funding Trusts MTN
      5.200%, 10/08/10                                       400             401
   Goldman Sachs Capital III
      3.581%, 12/01/08 (B)                                   500             304

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Hartford Financial Services Group
      7.900%, 06/15/10                            $          250   $         262
   International Lease Finance, Ser P
     MTN
      3.191%, 10/15/08 (B)                                   500             460
   JP Morgan Chase Capital XXI, Ser U
      3.741%, 11/03/08 (B)                                   550             397
   Lehman Brothers Holdings, Ser G MTN
      3.053%, 11/10/08 (B)                                   500             466
   Liberty Property LP
      7.250%, 03/15/11 ++                                    300             303
   MBIA Insurance
      14.000%, 01/15/09 (A) (B)                              200             162
   Monumental Global Funding
      2.991%, 10/15/08 (A) (B)                               450             402
   Morgan Stanley, Ser G
      3.091%, 10/09/08 (B)                                   400             346
   Prudential Financial MTN
      5.100%, 12/14/11                                       300             300
   Reinsurance Group of America
      5.625%, 03/15/17                                       300             245
   RSHB Capital
      6.299%, 05/15/17 (A)                                   205             182
   State Street
      2.896%, 10/30/08 (B)                                   285             283
   Textron Financial MTN
      4.600%, 05/03/10                                       350             349
   Unitrin
      6.000%, 05/15/17                                       260             218
      4.875%, 11/01/10                                       300             287
   VTB 24 Capital PLC, Ser E MTN
      3.635%, 12/08/08 (B)                                   200             192
   Wachovia
      2.896%, 09/15/08 (B)                                   425             388
   Western Union
      5.400%, 11/17/11                                       300             302
   Willis North America
      5.125%, 07/15/10                                       300             295
                                                                   -------------
                                                                           9,659
                                                                   -------------
HEALTH CARE -- 0.2%
   UnitedHealth Group
      4.102%, 11/07/08 (B)                                   250             245
   Wyeth
      6.950%, 03/15/11                                       250             265
                                                                   -------------
                                                                             510
                                                                   -------------
INDUSTRIALS -- 0.1%
   Continental Airlines, Ser 061G
      3.161%, 12/02/08 (B)                                   300             234
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.4%
   Corning
      6.050%, 06/15/15                                       300             298
   Telecom Italia Capital
      3.395%, 10/20/08 (B)                                   300             282
   Vodafone Group PLC
      3.090%, 11/28/08 (B)                                   300             282
                                                                   -------------
                                                                             862
                                                                   -------------
UTILITIES -- 0.5%
   KeySpan
      7.625%, 11/15/10                                       300             318

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Ohio Power
      2.971%, 10/06/08 (B)                        $          270   $         265
   PSEG Power LLC
      3.750%, 04/01/09                                       300             300
   Southern, Ser A
      5.300%, 01/15/12                                       175             180
                                                                   -------------
                                                                           1,063
                                                                   -------------
Total Corporate Obligations
   (Cost $15,931) ($ Thousands)                                           14,688
                                                                   -------------
ASSET-BACKED SECURITIES -- 6.1%
AUTOMOTIVE -- 2.2%
   AmeriCredit Automobile Receivables
     Trust, Ser 2006-1, Cl B
      5.200%, 03/06/11                                       195             193
   AmeriCredit Automobile Receivables
     Trust, Ser 2006-1, Cl A3
      5.110%, 10/06/10                                        68              68
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-CM, Cl A4A
      5.550%, 04/07/14                                       500             442
   Americredit Prime Automobile
     Receivable, Ser 2007-2M, Cl A3
      5.220%, 06/08/12                                       485             464
   Capital Auto Receivables Asset Trust,
     Ser 2007-1, Cl B
      5.150%, 09/17/12                                       230             205
   Capital Auto Receivables Asset Trust,
     Ser 2007-3, Cl A3A
      5.020%, 09/15/11                                       200             200
   Capital One Auto Finance Trust,
     Ser 2005-C, Cl A4A
      4.710%, 06/15/12                                       114             107
   Capital One Auto Finance Trust,
     Ser 2007-C, Cl A3A
      5.130%, 04/16/12                                       490             462
   Carmax Auto Owner Trust, Ser 2007-1,
     Cl C
      5.530%, 07/15/13                                        50              37
   Carmax Auto Owner Trust, Ser 2008-1,
     Cl A4B
      3.767%, 09/15/08 (B)                                   485             475
   Ford Credit Auto Owner Trust,
     Ser 2006-A, Cl C
      5.480%, 09/15/11                                       250             242
   Ford Credit Auto Owner Trust,
     Ser 2007-B, Cl A3A
      5.150%, 11/15/11                                       230             230
   GE Dealer Floorplan Master Note Trust,
     Ser 2006-2, Cl C
      2.901%, 09/22/08 (B)                                   120              88
   Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl C
      5.540%, 04/15/15                                       105              73
   Honda Auto Receivables Owner Trust,
     Ser 2005-1, Cl A4
      3.820%, 05/21/10                                       129             129
   Hyundai Auto Receivables Trust,
     Ser 2007-A, Cl A3B
      2.867%, 09/15/08 (B)                                   140             138

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Merrill Auto Trust Securitization,
     Ser 2007-1, Cl C
      5.960%, 12/15/13                            $          330   $         303
   Nissan Auto Receivables Owner Trust,
     Ser 2007-B, Cl A3
      5.030%, 05/16/11                                       135             136
   Santander Drive Auto Receivables
     Trust, Ser 2007-1, Cl A2
      5.200%, 12/15/10                                        46              46
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl B
      2.767%, 09/15/08 (B)                                    25              23
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl C
      3.067%, 09/15/08 (B)                                    45              40
   Swift Master Auto Receivables Trust,
     Ser 2007-2, Cl A
      3.117%, 09/15/08 (B)                                   430             391
   USAA Auto Owner Trust, Ser 2007-2,
     Cl A3
      4.900%, 02/15/12                                       245             247
   Volkswagen Auto Lease Trust,
     Ser 2006-A, Cl A3
      5.500%, 09/21/09                                        95              95
                                                                   -------------
                                                                           4,834
                                                                   -------------
CREDIT CARDS -- 2.1%
   Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C
      2.981%, 09/22/08 (B)                                   400             397
   Advanta Business Card Master Trust,
     Ser 2007-B1, Cl B
      2.721%, 09/22/08 (B)                                   400             287
   American Express Credit Account
     Master Trust, Ser 2007-2, Cl B
      2.647%, 09/15/08 (B)                                   145             120
   Bank of America Credit Card Trust,
     Ser 2007-B5, Cl B5
      3.067%, 09/15/08 (B)                                   470             460
   Capital One Multi-Asset Execution
     Trust, Ser 2005-C1, Cl C1
      2.867%, 09/15/08 (B)                                   350             316
   Capital One Multi-Asset Execution
     Trust, Ser 2007-C2, Cl C2
      2.767%, 09/15/08 (B)                                   400             339
   Chase Issuance Trust, Ser 2005-C2,
     Cl C2
      2.907%, 09/15/08 (B)                                   400             347
   Citibank Credit Card Issuance Trust,
     Ser 2007-B5, Cl B5
      3.107%, 10/07/08 (B)                                   500             447
   Citibank Credit Card Issuance Trust,
     Ser 2007-B6, Cl B6
      5.000%, 11/08/12                                       340             329
   First National Master Note Trust,
     Ser 2007-1, Cl B
      2.667%, 09/15/08 (B)                                   320             302
   GE Capital Credit Card Master Note
     Trust, Ser 2007-3, Cl C
      2.767%, 09/15/08 (B)                                   500             445

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   MBNA Credit Card Master Note Trust,
     Ser 2006-A1, Cl A1
      4.900%, 07/15/11                            $          400   $         403
   Washington Mutual Master Note Trust,
     Ser 2006-C3A, Cl C3A
      2.847%, 09/15/08 (A) (B)                               535             468
                                                                   -------------
                                                                           4,660
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 0.9%
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF18, Cl A2B
      2.582%, 09/25/08 (B)                                   275             218
   First Franklin Mortgage Loan Asset,
     Ser 2007-FF1, Cl M2
      2.732%, 09/25/08 (B)                                   285              25
   Morgan Stanley Capital I, Ser 2007-
     HE2, Cl M2
      2.732%, 09/25/08 (B)                                   150              14
   Morgan Stanley Home Equity Loan
     Trust, Ser 2005-4, Cl M1
      2.882%, 09/25/08 (B)                                   370             252
   Morgan Stanley Home Equity Loans,
     Ser 2005-3, Cl M1
      2.922%, 09/25/08 (B)                                   350             276
   Option One Mortgage Loan Trust,
     Ser 2005-3, Cl M1
      2.942%, 09/25/08 (B)                                   330             228
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl M1
      2.862%, 09/25/08 (B)                                   470             313
   Option One Mortgage Loan Trust,
     Ser 2007-FXD2, Cl 2A1
      5.900%, 03/25/37 (C)                                   230             227
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1
      2.592%, 09/25/08 (B)                                   200             173
   Residential Asset Securities, Ser 2005-
     KS12, Cl M1
      2.912%, 09/25/08 (B)                                   375             199
   Securitized Asset-Backed Receivables
     LLC, Ser 2007-NC2, Cl M2
      2.732%, 09/25/08 (B)                                   145              14
                                                                   -------------
                                                                           1,939
                                                                   -------------
OTHER ASSET-BACKED SECURITIES -- 0.9%
   ACAS Business Loan Trust , Ser 2006-
     1A, Cl A
      3.040%, 11/28/08 (A) (B)                               450             409
   ACAS Business Loan Trust, Ser 2007-
     1A, Cl C
      3.657%, 11/17/08 (A) (B)                               425             346
   CIT Equipment Collateral, Ser 2006-
     VT1, Cl B
      5.230%, 02/20/13                                        61              62
   Domino's Pizza Master Issuer LLC,
     Ser 2007-1, Cl A2
      5.261%, 04/25/37 (A)                                   400             335
   Lambda Finance, Ser 2005-1A, Cl A3
      3.034%, 11/17/08 (A) (B)                               400             380
   Peco Energy Transition Trust,
     Ser 2000-A, Cl A3
      7.625%, 03/01/10                                       278             284

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Sierra Receivables Funding, Ser 2007-
     2A, Cl A2
      3.471%, 09/22/08 (A) (B)                    $          306   $         261
                                                                   -------------
                                                                           2,077
                                                                   -------------
Total Asset-Backed Securities
   (Cost $15,799) ($ Thousands)                                           13,510
                                                                   -------------
EURODOLLAR -- 0.2%
FINANCIALS -- 0.1%
   RSHB Capital MTN
      7.175%, 05/16/13                                        40              39
   UBS Luxembourg
      7.429%, 02/11/09 (B) (C)                               130             130
                                                                   -------------
                                                                             169
                                                                   -------------
SOVEREIGN -- 0.1%
   Republic of Trinidad & Tobago
      9.875%, 10/01/09                                       150             158
                                                                   -------------
Total EuroDollar
   (Cost $332) ($ Thousands)                                                 327
                                                                   -------------
TIME DEPOSITS -- 7.7%
   Barklay's
      2.580%, 11/12/08                                     2,101           2,101
   Lloyds TSB London
      2.520%, 09/10/08                                     3,606           3,606
   Royal Bank of Canada
      2.450%, 10/31/08                                     4,073           4,074
   Royal Bank of Scotland
      2.390%, 10/10/08                                     2,659           2,659
      2.560%, 10/10/08                                     2,311           2,311
   UBS London
      2.650%, 09/30/08                                     2,414           2,414
                                                                   -------------

Total Time Deposits
   (Cost $17,165) ($ Thousands)                                           17,165
                                                                   -------------
REPURCHASE AGREEMENT -- 0.1%
   BNP Paribas (D)
      2.130%, dated 08/31/08, to be
      repurchased on 09/02/08,
      repurchase price $200,047,
      collateralized by a U.S. Government
      obligation, par value $205,000
      0.000%, 01/23/09, with a total
      market value of $204,863)                              200             200
                                                                   -------------
Total Repurchase Agreement
   (Cost $200) ($ Thousands)                                                 200
                                                                   -------------
CASH EQUIVALENT -- 7.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700% +*                17,430,135          17,430
                                                                   -------------
Total Cash Equivalent
   (Cost $17,430) ($ Thousands)                                           17,430
                                                                   -------------
Total Investments -- 100.9%
   (Cost $249,488)($ Thousands)+++                                 $     225,204
                                                                   =============

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

August 31, 2008

A summary of the outstanding swap agreements held by the Fund at August 31, 2008 is as follows:

                              CREDIT DEFAULT SWAPS

                                                            (PAYS)/                                   NET UNREALIZED
                                               BUY/SELL    RECEIVES   TERMINATION   NOTIONAL AMOUNT    APPRECIATION
COUNTERPARTY    REFERENCE ENTITY/OBLIGATION   PROTECTION     RATE         DATE        (THOUSANDS)      ($THOUSANDS)
-------------   ---------------------------   ----------   --------   -----------   ---------------   --------------
Goldman Sachs        CDS AIG 2.70 09-13           Buy       (2.70)%     09/20/13          270              $11
Goldman Sachs        CDS AIG 2.80 09-13           Buy       (2.80)      09/20/13          230                8
                                                                                                           ---
                                                                                                           $19
                                                                                                           ===

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                            NUMBER OF                          UNREALIZED
                            CONTRACTS    EXPIRATION   APPRECIATION(DEPRECIATION)
TYPE OF CONTRACT          LONG (SHORT)      DATE           ($ THOUSANDS)
-----------------------   ------------   ----------   --------------------------
U.S. 10-Year Note             (49)        Dec-2008    $             2
U.S. 2-Year Note              (55)        Dec-2008                 (1)
U.S. 5-Year Note              (18)        Dec-2008                 (2)
U.S. Long Treasury Bond        (5)        Dec-2008                  1
                                                                  ---
                                                                  $--
                                                                  ===

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2008, is as follows:

                                                      UNREALIZED
                     CURRENCY TO     CURRENCY TO     APPRECIATION
                       DELIVER         DELIVER      (DEPRECIATION)
MATURITY DATE        (THOUSANDS)     (THOUSANDS)     ($ THOUSANDS)
-----------------   -------------   -------------   --------------
9/10/08             AUD     1,655   JPY   149,000      $   (49)
9/10/08             JPY   215,000   AUD     2,335           25
9/10/08-12/10/08    EUR     7,365   USD    11,300          488
9/10/08-12/10/08    GBP     9,366   USD    18,200        1,182
9/10/08-12/10/08    USD    11,300   EUR     7,287         (604)
9/10/08-12/10/08    USD    18,200   GBP     9,290       (1,321)
9/10/08-1/14/09     EUR     9,060   JPY 1,442,000           60
9/10/08-1/14/09     GBP     4,571   JPY   921,000          210
9/10/08-1/14/09     JPY 1,797,000   EUR    11,245         (129)
9/10/08-1/14/09     JPY 1,143,000   GBP     5,630         (339)
9/10/08-2/11/09     NZD     4,704   USD     3,500          217
9/10/08-2/11/09     USD     3,500   NZD     4,629         (269)
10/10/08-12/10/08   AUD     2,746   USD     2,500          158
10/10/08-12/10/08   CHF     4,000   NZD     5,165          (53)
10/10/08-12/10/08   NZD     5,224   CHF     4,000           12
10/10/08-12/10/08   USD     2,500   AUD     2,679         (215)
10/10/08-1/14/09    JPY   400,000   NOK    19,771          (79)
10/10/08-1/14/09    NOK    14,428   JPY   290,000           44
10/10/08-2/11/09    GBP     1,341   SGD     3,500           54
10/10/08-2/11/09    SGD     3,500   GBP     1,320          (92)
1/13/09             CHF     2,000   EUR     1,249            2
1/13/09             EUR       630   CHF     1,000           (8)
1/13/09-2/11/09     AUD     1,066   CHF     1,000           10
1/13/09-2/11/09     CHF     1,000   AUD     1,054          (20)
1/13/09-2/11/09     CHF     3,100   GBP     1,534          (58)
1/13/09-2/11/09     GBP     1,547   CHF     3,100           35
                                                       -------
                                                       $  (739)
                                                       =======

Percentages are based on a Net Assets of $223,230 ($ Thousands)

*    Rate shown is the 7-day effective yield as of August 31, 2008

++   Real Estate Investment Trust

+    Investment in Affiliated Security.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2008. The coupon on a step bond changes on a specified date.

(D)  Tri-Party Repurchase Agreement.

(E)  Unsettled Position -- Interest rate will not be shown until settlement.

(F)  Unfunded bank loan.

(G) Security, or a portion thereof has been pledged as collateral on open futures contracts.

+++ At August 31, 2008, the tax basis cost of the Fund's investments was $249,488 ($ Thousands), and the unrealized appreciation and depreciation were $317 ($ Thousands) and $(24,601) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

AUD -- Australian Dollar
CHF-- Swiss Franc
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
IO -- Interest Only - face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PLC -- Public Limited Company

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar

Amounts designated as "--" are O $0 or have been rounded to $0

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
MORTGAGE-BACKED SECURITIES -- 63.8%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 47.2%
   FHLB CMO, Ser 2014, Cl 1
      5.340%, 03/20/14                            $        6,979   $       6,995
   FHLB CMO, Ser 2015, Cl A
      5.460%, 11/27/15                                    13,212          13,307
   FHLMC
      9.750%, 10/01/14                                         2               2
      7.500%, 11/01/17 to 06/01/32                           881             949
      7.000%, 11/01/15 to 06/01/32                           690             728
      6.500%, 10/01/16 to 08/01/38                        70,771          72,889
      6.000%, 01/01/13 to 03/01/38                        98,333          99,572
      5.500%, 09/01/13 to 05/01/38                       265,183         263,166
      5.000%, 10/01/14 to 12/01/34                        52,850          51,996
      4.500%, 04/01/19 to 03/01/36                        11,427          10,839
      4.000%, 05/01/19 to 10/01/33                         2,025           1,844
   FHLMC TBA
      6.000%, 09/25/38                                    23,560          23,788
      5.500%, 09/01/37 to 09/25/38                       117,900         116,211
      5.000%, 09/15/33                                     7,900           7,589
   FHLMC ARM
      6.903%, 09/01/08                                     7,248           7,397
      6.659%, 09/01/08                                     4,395           4,525
      6.650%, 09/01/08                                     4,627           4,747
      6.479%, 11/15/08                                    19,119          19,679
      6.389%, 11/15/08                                     1,662           1,705
      6.309%, 11/15/08                                       650             663
      6.308%, 11/15/08                                     2,365           2,423
      6.227%, 11/15/08                                     9,370           9,561
      6.163%, 11/15/08                                     8,296           8,480
      6.145%, 11/15/08                                     4,535           4,650
      6.032%, 11/15/08                                        14              15
      5.943%, 11/15/08                                     1,262           1,274
      5.941%, 11/15/08                                       727             735
      5.940%, 11/15/08                                    14,469          14,787
      5.930%, 11/15/08                                       950             958
      5.919%, 11/15/08                                     5,060           5,158
      5.909%, 11/15/08                                     1,484           1,512
      5.870%, 11/15/08                                     5,693           5,774
      5.853%, 11/15/08                                     3,058           3,115
      5.848%, 11/15/08                                     2,257           2,309
      5.835%, 09/01/08                                     1,528           1,539
      5.739%, 11/15/08                                     2,326           2,369
      5.689%, 11/15/08                                     1,065           1,069
      5.609%, 09/01/08                                     5,490           5,589
      5.192%, 11/15/08                                       945             950
      5.118%, 11/15/08                                     5,613           5,629
   FHLMC CMO, Cl AD
      4.500%, 08/15/32                                     2,628           2,522
   FHLMC CMO, Cl GA
      5.000%, 06/15/33                                     2,094           2,109
   FHLMC CMO, Cl PG
      5.000%, 04/15/36                                     1,606           1,508
   FHLMC CMO, Cl BG
      4.500%, 04/15/32                                     3,004           2,884
   FHLMC CMO, Cl TB
      5.500%, 06/15/30                                     1,215           1,228
   FHLMC CMO, Cl PC
      5.000%, 08/15/34                                     1,400           1,342

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   FHLMC CMO, Cl DA
      5.500%, 04/15/31                            $          920   $         936
   FHLMC CMO, Cl PB
      5.000%, 06/15/31                                     1,097           1,073
   FHLMC CMO, Ser 1, Cl Z
      9.300%, 04/15/19                                        26              28
   FHLMC CMO, Ser 1081, Cl K
      7.000%, 05/15/21                                       541             572
   FHLMC CMO, Ser 1101, Cl M
      6.950%, 07/15/21                                       290             314
   FHLMC CMO, Ser 1611, Cl Z
      6.500%, 11/15/23                                    10,749          11,570
   FHLMC CMO, Ser 1983, Cl Z
      6.500%, 12/15/23                                     1,399           1,480
   FHLMC CMO, Ser 2043, Cl CJ
      6.500%, 04/15/28                                     2,395           2,508
   FHLMC CMO, Ser 2389, Cl CD
      6.000%, 03/15/16                                     1,437           1,459
   FHLMC CMO, Ser 2542, Cl ES
      5.000%, 12/15/17                                     8,683           8,629
   FHLMC CMO, Ser 2544, Cl IW, IO
      5.500%, 03/15/26                                       279               1
   FHLMC CMO, Ser 2558, Cl BD
      5.000%, 01/15/18                                     3,681           3,628
   FHLMC CMO, Ser 2583, Cl TD
      4.500%, 12/15/13                                     3,389           3,397
   FHLMC CMO, Ser 2590, Cl NU
      5.000%, 06/15/17                                     1,808           1,831
   FHLMC CMO, Ser 2603, Cl KT
      4.750%, 07/15/14                                     4,991           4,980
   FHLMC CMO, Ser 2623, Cl AJ
      4.500%, 09/01/08                                     2,531           2,519
   FHLMC CMO, Ser 2631, Cl MC
      5.000%, 02/15/32                                       484             463
   FHLMC CMO, Ser 2672, Cl HA
      4.000%, 09/15/16                                     1,542           1,531
   FHLMC CMO, Ser 2694, Cl QG
      4.500%, 01/15/29                                       361             359
   FHLMC CMO, Ser 2708, Cl DG
      5.500%, 09/01/08                                     2,849           2,831
   FHLMC CMO, Ser 2725, Cl PC
      4.500%, 05/15/28                                     1,788           1,794
   FHLMC CMO, Ser 2727, Cl PW
      3.570%, 06/15/29                                     1,249           1,239
   FHLMC CMO, Ser 2733, Cl ME
      5.000%, 01/15/34                                     6,302           5,764
   FHLMC CMO, Ser 2735, Cl PG
      5.500%, 09/15/32                                       524             520
   FHLMC CMO, Ser 2735, Cl OG
      5.000%, 08/15/32                                     1,517           1,473
   FHLMC CMO, Ser 2740, Cl PD
      5.500%, 06/15/32                                     1,893           1,876
   FHLMC CMO, Ser 2776, Cl AC
      5.000%, 09/15/31                                     1,276           1,212
   FHLMC CMO, Ser 2777, Cl KB
      5.000%, 03/15/32                                     2,063           1,965
   FHLMC CMO, Ser 2778, Cl JD
      5.000%, 12/15/32                                     1,974           1,916
   FHLMC CMO, Ser 2780, Cl TB
      3.000%, 12/15/24                                     1,249           1,242

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   FHLMC CMO, Ser 2790, Cl TN
      4.000%, 05/15/24                            $        2,779   $       2,484
   FHLMC CMO, Ser 2793, Cl GE
      5.500%, 11/15/32                                       437             429
   FHLMC CMO, Ser 2825, Cl QN
      5.500%, 09/15/32                                     3,958           3,936
   FHLMC CMO, Ser 2835, Cl NG
      5.500%, 07/15/33                                     1,248           1,245
   FHLMC CMO, Ser 2883, Cl HK
      5.000%, 04/15/32                                     1,144           1,117
   FHLMC CMO, Ser 2905, Cl ME
      5.500%, 08/15/33                                       841             837
   FHLMC CMO, Ser 2945, Cl SA
      7.854%, 09/15/08 (A)                                 5,079           4,953
   FHLMC CMO, Ser 2960, Cl NC
      5.500%, 10/15/32                                       492             487
   FHLMC CMO, Ser 3000, Cl PA
      3.900%, 01/15/23                                     2,509           2,492
   FHLMC CMO, Ser 3017, Cl TA
      4.500%, 08/15/35                                     3,365           3,310
   FHLMC CMO, Ser 3019, Cl VM
      5.000%, 08/15/16                                     1,903           1,905
   FHLMC CMO, Ser 3035, Cl PA
      5.500%, 09/15/35                                     1,356           1,379
   FHLMC CMO, Ser 3079, Cl MD
      5.000%, 03/15/34                                     3,821           3,657
   FHLMC CMO, Ser 3104, Cl QC
      5.000%, 09/15/31                                     2,782           2,734
   FHLMC CMO, Ser 3115, Cl MB
      5.500%, 12/15/20                                       819             810
   FHLMC CMO, Ser 3222, Cl TA
      7.000%, 09/01/08 (A)                                    87              81
   FHLMC CMO, Ser 3268, Cl HC
      5.000%, 12/15/32                                     1,902           1,849
   FHLMC CMO, Ser 3289, Cl PB
      5.000%, 11/15/29                                     2,979           2,955
   FHLMC CMO, Ser 3298, Cl VB
      5.000%, 11/15/25                                     2,051           1,891
   FHLMC CMO, Ser 3316, Cl HA
      5.000%, 07/15/35                                     6,546           6,445
   FHLMC CMO, Ser 3351, Cl PK
      5.500%, 01/15/32                                    10,307          10,463
   FHLMC CMO, Ser 3372, Cl BD
      4.500%, 10/15/22                                     2,533           2,339
   FHLMC REMIC, Ser 2006-3117
      5.000%, 06/15/31                                     3,297           3,318
   FNMA
      8.000%, 04/01/15 to 07/01/31                           448             478
      7.000%, 03/01/09 to 12/01/37                         9,953          10,439
      6.500%, 05/01/17 to 04/01/38                        69,805          71,908
      6.000%, 05/01/21 to 07/01/38                       176,492         178,545
      5.500%, 04/01/14 to 08/01/37                       212,841         213,531
      5.000%, 06/01/18 to 12/01/36                       166,647         161,966
      4.500%, 06/01/13 to 07/01/38                       191,351         179,885
      4.000%, 07/01/20 to 05/01/34                        14,833          13,424
   FNMA TBA
      6.500%, 09/01/37                                       500             514
      6.000%, 09/01/19 to 09/25/23                        10,357          10,606
      5.500%, 09/01/22 to 09/01/38                       124,725         124,280
      5.000%, 09/15/22 to 09/01/38                       435,118         420,077

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      4.500%, 09/01/18 to 10/15/33                $       39,995   $      38,289
   FNMA ARM
      6.750%, 10/25/08                                    32,397          33,079
      6.252%, 10/25/08                                        96              98
      6.125%, 10/25/08                                     1,374           1,402
      6.115%, 10/25/08                                    28,829          29,166
      6.109%, 10/25/08                                       917             933
      6.098%, 10/25/08                                     2,752           2,805
      6.068%, 10/25/08                                     1,946           1,980
      6.026%, 10/25/08                                     1,709           1,734
      6.003%, 10/25/08                                     1,173           1,185
      5.978%, 10/25/08                                     1,739           1,755
      5.946%, 10/25/08                                     2,115           2,138
      5.943%, 10/25/08                                     4,725           4,817
      5.901%, 10/25/08                                     6,407           6,529
      5.881%, 10/25/08                                     1,408           1,421
      5.846%, 11/15/08                                     3,323           3,391
      5.843%, 10/25/08                                    16,666          16,916
      5.766%, 10/25/08                                     3,466           3,531
      5.743%, 10/25/08                                     2,372           2,421
      5.707%, 10/25/08                                     6,618           6,737
      5.656%, 10/25/08                                    11,004          11,101
      5.521%, 09/01/08                                     2,126           2,183
      5.515%, 09/01/08                                     2,169           2,226
      5.513%, 09/01/08                                     4,445           4,514
      5.508%, 09/01/08                                     2,094           2,150
      5.288%, 10/25/08                                     2,107           2,163
      5.268%, 10/25/08                                     2,139           2,196
   FNMA CMO, Ser 2008-22, Cl SI
      3.958%, 09/25/08 (A)                                23,000           2,400
   FNMA CMO, Cl UA
      5.500%, 12/25/32                                       529             536
   FNMA CMO, Ser 1999-11, Cl Z
      5.500%, 03/25/29                                     3,690           3,746
   FNMA CMO, Ser 2002-94, Cl BJ, IO
      5.500%, 04/25/16                                       127               2
   FNMA CMO, Ser 2003-108, Cl BE
      4.000%, 11/25/18                                       230             215
   FNMA CMO, Ser 2003-113, Cl PN
      3.500%, 02/25/13                                       200             200
   FNMA CMO, Ser 2003-15, Cl CH
      4.000%, 09/01/08                                     1,147           1,139
   FNMA CMO, Ser 2003-16, Cl PN
      4.500%, 09/01/08                                     1,495           1,500
   FNMA CMO, Ser 2003-3, Cl HJ
      5.000%, 02/25/18                                     2,250           2,229
   FNMA CMO, Ser 2004-34, Cl PL
      3.500%, 05/25/14                                     1,241           1,238
   FNMA CMO, Ser 2004-60, Cl PA
      5.500%, 04/25/34                                     1,812           1,833
   FNMA CMO, Ser 2004-88, Cl HA
      6.500%, 07/25/34                                     1,527           1,581
   FNMA CMO, Ser 2005-30, Cl B
      5.000%, 07/25/32                                     1,886           1,758
   FNMA CMO, Ser 2005-57, Cl EG
      2.772%, 09/25/08 (A)                                 2,941           2,841
   FNMA CMO, Ser 2005-58, Cl MA
      5.500%, 07/25/35                                     1,128           1,148
   FNMA CMO, Ser 2005-92, Cl NM
      3.500%, 04/25/13                                       143             142

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   FNMA CMO, Ser 2006-114, Cl CG
      5.500%, 12/25/36                            $        2,534   $       2,430
   FNMA CMO, Ser 2007-113, Cl DB
      4.500%, 12/25/22                                     3,664           3,368
   FNMA CMO, Ser 2007-26, Cl BA
      5.500%, 05/25/29                                       885             879
   FNMA CMO, Ser 2007-30, Cl MA
      4.250%, 02/25/37                                     6,324           6,182
   FNMA CMO, Ser 2007-39, Cl NA
      4.250%, 01/25/37                                     7,581           7,414
   FNMA CMO, Ser 2007-6, Cl PA
      5.500%, 02/25/37                                     2,139           2,114
   FNMA CMO, Ser 2007-7, Cl W
      5.500%, 01/25/36                                     1,859           1,790
   FNMA, Ser 2003-
      4.500%, 09/01/33                                     2,194           2,053
   GNMA TBA
      6.500%, 03/01/32 to 09/01/38                        35,474          36,488
      6.000%, 09/01/34 to 09/01/36                        67,142          68,130
      5.500%, 09/01/33 to 09/01/33                        24,344          24,298
   GNMA
      9.500%, 12/15/20                                        15              17
      7.000%, 04/15/26 to 09/15/34                         4,742           5,039
      6.500%, 06/15/11 to 08/20/38                        23,360          24,174
      6.000%, 03/15/14 to 02/15/35                        51,596          52,579
      5.500%, 04/15/14 to 12/15/32                           321             326
      5.000%, 05/15/33 to 11/15/35                        39,689          38,893
   GNMA ARM
      4.750%, 09/01/08                                     3,807           3,783
   GNMA CMO, Ser 2001-18, Cl WH
      21.137%, 09/20/08 (A)                                  199             230
   GNMA CMO, Ser 2002-51, Cl SG
      21.794%, 09/20/08 (A)                                  186             221
   GNMA CMO, Ser 2003-58, Cl IG, IO
      5.500%, 05/17/29                                     1,813              30
   GNMA CMO, Ser 2003-82, Cl IO, IO
      5.500%, 03/20/29                                     1,454              39
   GNMA CMO, Ser 2003-86, Cl ZK
      5.000%, 10/20/33                                    10,981           9,639
   GNMA CMO, Ser 2004-80, Cl IP, IO
      5.500%, 07/20/34                                     4,182             225
   GNMA CMO, Ser 2004-87, Cl LI, IO
      5.000%, 12/20/28                                     3,737             148
   GNMA CMO, Ser 2006-3, Cl A
      4.212%, 01/16/28                                       838             837
   GNMA CMO, Ser 2006-37, Cl JG
      5.000%, 07/20/36                                     1,723           1,626
                                                                   -------------
                                                                       2,816,279
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 16.6%
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11
      5.438%, 09/01/08 (A)                                11,878          10,245
   American Home Mortgage Assets,
      Ser 2006-5, Cl A1
      4.211%, 09/01/08 (A)                                 1,872           1,292
   American Home Mortgage Assets,
      Ser 2007-2, Cl A1
      2.597%, 09/25/08 (A)                                15,639           9,594
   American Tower Trust, Ser 2007-1A,
      Cl AFX
      5.420%, 04/15/37 (B)                                 3,409           3,250

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Banc of America Alternative Loan
      Trust, Ser 2004-5, Cl 4A1
      5.000%, 06/25/19                            $        1,377   $       1,234
   Banc of America Alternative Loan
      Trust, Ser 2004-6, Cl 4A1
      5.000%, 07/25/19                                     1,812           1,669
   Banc of America Alternative Loan
      Trust, Ser 2006-7, Cl A3
      5.913%, 10/25/08 (A)                                 2,029           1,650
   Banc of America Alternative Loan
      Trust, Ser 2006-8, Cl 3A1
      6.279%, 09/01/08 (A)                                 2,121           1,960
   Banc of America Alternative Loan
      Trust, Ser 2007-1, Cl 2A1
      6.479%, 09/01/08 (A)                                   529             412
   Banc of America Commercial Mortgage
      Securities, Ser 2002-PB2, Cl A4
      6.186%, 06/11/35                                        80              82
   Banc of America Commercial Mortgage
      Securities, Ser 2002-PB2, Cl B
      6.309%, 06/11/35                                     1,075           1,093
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A1
      3.878%, 09/11/36                                     6,130           6,006
   Banc of America Commercial Mortgage
      Securities, Ser 2003-1, Cl A2
      4.648%, 09/01/08                                     2,397           2,294
   Banc of America Commercial Mortgage
      Securities, Ser 2004-1, Cl A3
      4.429%, 11/10/39                                        30              29
   Banc of America Commercial Mortgage
      Securities, Ser 2004-2, Cl A5
      4.580%, 09/01/08                                       564             527
   Banc of America Commercial Mortgage
      Securities, Ser 2004-4, Cl A4
      4.502%, 07/10/42                                     3,518           3,416
   Banc of America Commercial Mortgage
      Securities, Ser 2004-6, Cl A3
      4.512%, 12/10/42                                     5,620           5,434
   Banc of America Commercial Mortgage
      Securities, Ser 2005-2, Cl A3
      4.611%, 07/10/43                                       165             163
   Banc of America Commercial Mortgage
      Securities, Ser 2005-3, Cl A4
      4.668%, 07/10/43                                    12,400          11,385
   Banc of America Commercial Mortgage
      Securities, Ser 2005-5, Cl A4
      5.115%, 10/10/08 (A)                                 1,190           1,114
   Banc of America Commercial Mortgage
      Securities, Ser 2006-4, Cl A4
      5.634%, 07/10/46                                    15,000          13,927
   Banc of America Commercial Mortgage
      Securities, Ser 2006-5, Cl XC, IO
      0.079%, 09/01/08 (A) (B)                            78,264             912
   Banc of America Commercial
      Mortgage, Ser 2000-1, Cl A2A
      7.333%, 10/15/08 (A)                                 3,335           3,386
   Banc of America Commercial
      Mortgage, Ser 2008-1, Cl A4
      6.346%, 09/10/08 (A)                                 1,472           1,381

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Banc of America Funding, Ser 2005-B,
      Cl 2A1
      5.088%, 09/01/08 (A)                        $        5,085   $       4,305
   Banc of America Funding, Ser 2007-8,
      Cl 2A2
      7.000%, 10/25/37                                       170             135
   Banc of America Funding, Ser 2007-D,
      Cl 3A1
      5.652%, 09/01/08 (A)                                 3,865           3,382
   Banc of America Mortgage Securities,
      Ser 2003-1, Cl 2A4
      5.000%, 02/25/18                                     3,337           3,141
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2004-2, Cl 24A
      5.316%, 09/01/08 (A)                                 4,984           4,478
   Bear Stearns Asset Backed Securities
      Trust, Ser 2006-AC1, Cl 1A1
      5.750%, 09/01/08                                     2,720           2,169
   Bear Stearns Commercial Mortgage
      Securities, Ser 2000-WF1, Cl A2
      7.780%, 10/15/08 (A)                                 6,812           6,988
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C
      4.937%, 05/14/16 (B)                                 2,473           2,493
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR5, Cl A3
      4.565%, 07/11/42                                       115             112
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
      4.825%, 11/11/41                                       637             595
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-T16, Cl A3
      4.030%, 02/13/46                                        91              90
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW15, Cl B
      5.660%, 10/11/08 (A) (B)                             1,189             812
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A4
      5.694%, 09/01/08 (A)                                 2,250           2,030
   Bear Stearns Structured Products,
      Ser 2007-R11, Cl A1A
      3.072%, 09/29/08 (A) (B)                            23,905          23,756
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 1A1
      5.406%, 09/01/08 (A)                                 2,349           2,031
   Chase Mortgage Finance, Ser 2005-A1,
      Cl 2A3
      5.237%, 09/01/08 (A)                                13,166          11,112
   Chaseflex Trust, Ser 2007-1, Cl 1A3
      6.500%, 02/25/37                                     1,763           1,330
   Citigroup Commercial Mortgage Trust,
      Ser 2008-C7, Cl A4
      6.299%, 10/10/08 (A)                                 6,110           5,723
   Citigroup Mortgage Loan Trust,
      Ser 2005-11, Cl A3
      4.900%, 09/01/08 (A)                                 7,462           6,631
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR3, Cl 1A1A
      5.936%, 09/01/08 (A)                                   513             428

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Citimortgage Alternative Loan Trust,
      Ser 2006-A1, Cl 1A6
      6.000%, 04/25/36                            $        3,343   $       2,372
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2
      7.546%, 09/17/08 (A)                                   304             309
   Commercial Mortgage Pass-Through
      Certificates , Ser 2001-J2A, Cl A2
      6.096%, 07/16/34 (B)                                 5,564           5,626
   Commercial Mortgage Pass-Through
      Certificates , Ser 2006-C7, Cl AM
      5.793%, 09/01/08 (A)                                 4,870           4,315
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
      5.500%, 10/25/33                                     3,267           2,573
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
      6.000%, 12/25/34                                     2,930           2,505
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
      6.000%, 02/25/34                                       751             570
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
      6.500%, 11/25/31                                     2,316           1,803
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1
      4.641%, 09/01/08 (A)                                 4,609           2,581
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2
      4.391%, 09/01/08 (A)                                 1,256             703
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1
      2.782%, 09/25/08 (A)                                 8,845           5,657
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
      2.802%, 09/22/08 (A) (C)                            10,768           6,905
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1
      2.742%, 09/25/08 (A)                                 3,685           2,393
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl A4
      2.662%, 09/25/08 (A)                                11,562           5,599
   Countrywide Alternative Loan Trust,
      Ser 2006-OA14, Cl 1A2
      4.171%, 09/01/08 (A)                                 1,188             440
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
      3.577%, 09/01/08                                    36,445           1,162
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1
      2.542%, 09/25/08 (A)                                 2,659           2,487
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-20,
      Cl A7
      5.250%, 09/01/08                                       851             729
   Countrywide Home Loan Mortgage
      Pass-Through Trust, Ser 2005-R3,
      Cl AF
      2.872%, 09/25/08 (A) (B)                             9,417           8,227

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Credit Suisse First Boston Mortgage
      Securities , Ser 2001-CK1, Cl A3
      6.380%, 12/18/35                            $        1,269   $       1,291
   Credit Suisse First Boston Mortgage
      Securities , Ser 2002-CKS4, Cl A1
      4.485%, 11/15/36                                        92              90
   Credit Suisse First Boston Mortgage
      Securities , Ser 2005-C6, Cl A4
      5.230%, 09/01/08 (A)                                22,220          20,897
   Credit Suisse First Boston Mortgage
      Securities, Ser 1998-C2, Cl A2
      6.300%, 11/15/30                                       453             453
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CF2, Cl A4
      6.505%, 02/15/34                                     2,176           2,218
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CKN5, Cl A4
      5.435%, 09/15/34                                     3,581           3,571
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKN2, Cl A3
      6.133%, 04/15/37                                       437             442
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
      5.183%, 11/15/36                                     6,381           6,248
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4
      5.137%, 10/15/08 (A)                                 1,905           1,845
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C5, Cl A4
      4.900%, 10/15/08 (A)                                 1,475           1,408
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CK2, Cl A4
      4.801%, 03/15/36                                     1,334           1,280
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A1
      3.819%, 05/15/36                                    10,077           9,734
   Credit Suisse First Boston Mortgage
      Securities, Ser 8, Cl 1A2
      5.250%, 09/01/08                                     4,208           3,735
   CS First Boston Mortgage Securities,
      Cl A2
      4.940%, 12/15/35                                       955             928
   Diamond Investment Grade CDO,
      Ser 1X, Cl A1
      3.099%, 10/11/14                                     7,191           7,073
   DLJ Commercial Mortgage, Ser 1999-
      CG2, Cl A1B
      7.300%, 10/10/08 (A)                                 3,195           3,235
   DLJ Commercial Mortgage, Ser 2000-
      CKP1, Cl A1B
      7.180%, 11/10/33                                       190             196
   DLJ Commercial Mortgage, Ser CG3,
      Cl A1B
      7.340%, 10/10/32                                     2,926           2,980
   DSLA Mortgage Loan Trust, Ser 2004-
      AR2, Cl A2B
      2.866%, 09/19/08 (A)                                 2,856           1,466
   First Horizon Alternative Mortgage
      Securities, Cl 2A10
      6.000%, 11/25/36                                     1,978           1,901

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   First Horizon Alternative Mortgage
      Securities, Ser 2006-RE1, Cl A1
      5.500%, 05/25/35                            $        3,273   $       2,250
   First Union National Bank Commercial
      Mortgage, Ser 1999-C4, Cl A2
      7.390%, 12/15/31                                       136             139
   First Union National Bank Commercial
      Mortgage, Ser 2000-C2, Cl A2
      7.202%, 10/15/32                                     1,795           1,850
   First Union National Bank Commercial
      Mortgage, Ser 2001-C4, Cl B
      6.417%, 12/12/33                                       926             944
   Ge Capital Commercial Mortgage, Cl A3
      6.269%, 12/10/35                                     1,562           1,587
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
      6.030%, 08/11/33                                       881             893
   GE Capital Commercial Mortgage,
      Ser 2001-3, Cl A1
      5.560%, 06/10/38                                        85              85
   GE Capital Commercial Mortgage,
      Ser 2003-C1, Cl A3
      4.371%, 01/10/38                                        25              25
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A
      5.333%, 09/01/08 (A)                                14,500          14,248
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
      5.543%, 09/01/08                                     5,060           4,547
   GMAC Commercial Mortgage
      Securities, Ser 2000-C1, Cl A2
      7.724%, 10/15/08 (A)                                 7,418           7,614
   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2
      7.455%, 10/16/08 (A)                                 9,723          10,022
   GMAC Commercial Mortgage
      Securities, Ser 2000-C3, Cl A2
      6.957%, 09/15/35                                     5,222           5,367
   GMAC Commercial Mortgage
      Securities, Ser 2001-C2, Cl A2
      6.700%, 04/15/34                                    30,056          30,909
   GMAC Commercial Mortgage
      Securities, Ser 2002-C3, Cl A2
      4.930%, 07/10/39                                     3,009           2,918
   GMAC Commercial Mortgage
      Securities, Ser 2003-C3, Cl A4
      5.023%, 04/10/40                                     6,168           5,921
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
      3.118%, 03/10/38                                       145             144
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
      3.896%, 08/10/38                                       129             128
   GMAC Mortgage Loan Trust, Ser 2004-
      J4, Cl A1
      5.500%, 09/01/08                                       835             820
   Greenpoint Mortgage Funding Trust,
      Ser 2007-AR1, Cl 1A1A
      2.552%, 09/25/08 (A)                                18,726          11,091

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Greenwich Capital Commercial
      Funding, Ser 2005-GG5, Cl A2
      5.117%, 04/10/37                            $        1,517   $       1,509
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl X, IO
      0.323%, 09/01/08 (A) (B)                            22,773             382
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl A4
      5.444%, 09/10/08                                       736             659
   GS Mortgage Securities II, Ser 2005-
      GG4, Cl AABA
      4.680%, 07/10/39                                     5,800           5,552
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A
      8.000%, 10/19/08 (A) (B)                                 6               6
   GSMPS Mortgage Loan Trust,
      Ser 2006-RP2, Cl 1AF1
      2.872%, 09/25/08 (A) (B)                             2,615           2,592
   GSR Mortgage Loan Trust, Cl 3A5
      6.250%, 09/25/36                                     8,581           8,233
   GSR Mortgage Loan Trust, Ser 2006-
      9F, Cl 4A1
      6.500%, 10/25/36                                     1,201             995
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
      2.797%, 09/01/08                                    15,945             299
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
      2.746%, 09/01/08 (A)                                24,684             339
   Heller Financial Commercial Mortgage
      Asset, Ser 1999-PH1, Cl C
      7.046%, 10/15/08 (A)                                   239             241
   Impac Secured Assets CMN Owner
      Trust, Ser 2006-2, Cl 2A1
      2.822%, 09/25/08 (A)                                   891             690
   Indymac INDA Mortgage Loan Trust,
      Ser 2007-AR7, Cl 1A1
      6.254%, 10/25/08 (A)                                 2,796           2,358
   Indymac Index Mortgage Loan Trust
      6.332%, 10/25/08 (A)                                 4,056           2,601
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
      1.366%, 09/01/08                                     6,226              58
   JPMorgan Chase Commercial
      Mortgage, Cl A3
      6.465%, 11/15/35                                     5,615           5,733
   JPMorgan Chase Commercial
      Mortgage, Ser 2000-C10, Cl A2
      7.371%, 10/15/08 (A)                                 1,901           1,947
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C3, Cl A1
      4.200%, 07/12/35                                        48              47
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-CIB5, Cl A2
      5.161%, 10/12/37                                     1,137           1,113
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-CB7, Cl A4
      4.879%, 10/12/08 (A)                                 6,899           6,591
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-PM1A, Cl A4
      5.326%, 10/12/08 (A)                                 1,911           1,870

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A4
      4.657%, 01/15/42                            $        4,000   $       3,840
   JPMorgan Chase Commercial
      Mortgage, Ser 2004-C3, Cl A2
      4.223%, 01/15/42                                    12,948          12,802
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
      4.895%, 09/12/37                                       530             491
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP2, Cl A1
      4.334%, 07/15/42                                       612             610
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP3, Cl A1
      4.655%, 08/15/42                                       520             518
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP4, Cl A4
      4.918%, 09/01/08 (A)                                 6,200           5,745
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB15, Cl ASB
      5.790%, 10/12/08 (A)                                   520             503
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16, Cl AM
      5.593%, 05/12/45                                     2,370           2,047
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7, Cl A1
      5.833%, 09/01/08 (A)                                    53              53
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7, Cl A2
      5.861%, 09/01/08 (A)                                   315             313
   JPMorgan Mortgage Trust, Ser 2004-
      A5, Cl 4A2
      4.821%, 10/25/08 (A)                                 5,450           5,214
   JPMorgan Mortgage Trust, Ser 2004-
      A5, Cl 4A4
      4.832%, 09/01/08 (A)                                11,500          10,139
   JPMorgan Mortgage Trust, Ser 2005-
      A3, Cl 11A2
      4.495%, 10/25/08 (A)                                13,065           9,651
   JPMorgan Mortgage Trust, Ser 2005-
      A8, Cl 1A1
      5.403%, 09/01/08 (A)                                 5,794           5,182
   JPMorgan Mortgage Trust, Ser 2006-
      A2, Cl 2A2
      5.755%, 09/01/08 (A)                                13,400          10,481
   JPMorgan Mortgage Trust, Ser 2006-
      A3, Cl 3A4
      5.735%, 09/01/08 (A)                                14,500          11,183
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
      7.425%, 10/15/32                                       371             380
   LB-UBS Commercial Mortgage Trust,
      Cl A2
      6.510%, 12/15/26                                     3,058           3,123
   LB-UBS Commercial Mortgage Trust,
      Ser 2001-C2, Cl A2
      6.653%, 11/15/27                                       702             721
   LB-UBS Commercial Mortgage Trust,
      Ser 2001-C3, Cl A2
      6.365%, 12/15/28                                     1,931           1,971

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
      5.594%, 06/15/31                            $       21,324   $      21,250
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
      3.478%, 07/15/27                                       687             686
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C8, Cl A4
      5.124%, 09/15/08 (A)                                17,485          16,919
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C4, Cl A2
      4.567%, 09/15/08 (A)                                   507             506
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C8, Cl A2
      4.201%, 12/15/29                                       886             878
   LB-UBS Commercial Mortgage Trust,
      Ser 2004-C8, Cl A4
      4.510%, 12/15/29                                       360             348
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C1, Cl C
      4.836%, 09/15/08 (A)                                   334             250
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A5
      5.150%, 09/15/08 (A)                                 7,909           7,472
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C2, Cl A4
      4.998%, 04/15/30                                       123             120
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A2
      4.885%, 09/15/30                                       180             179
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl A2
      5.103%, 11/15/30                                       995             989
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl A2
      5.300%, 11/15/38                                     2,425           2,360
   LB-UBS Commercial Mortgage Trust,
      Ser 2006-C7, Cl E
      5.516%, 09/15/08 (A)                                   494             299
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C1, Cl AAB
      5.403%, 02/15/40                                     1,357           1,258
   LB-UBS Commercial Mortgage Trust,
      Ser C2, Cl A2
      4.821%, 04/15/30                                       183             182
   Lone Star CDO Funding, Ser IX, Cl A
      3.613%, 12/15/12                                     6,187           6,137
   Luminent Mortgage Trust, Cl A1
      2.672%, 09/25/08 (A)                                   622             393
   Master Adjustable Rate Mortgages
      Trust, Ser 2004-13, Cl 3A7A
      3.788%, 09/01/08 (A)                                11,650          10,877
   Master Adjustable Rate Mortgages
      Trust, Ser 2007-3, Cl 12A1
      2.672%, 09/01/08 (A)                                21,542          13,330
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
      5.500%, 05/25/34                                     2,759           2,311
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1
      6.000%, 08/25/34 (B)                                 4,324           4,172

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Master Reperforming Loan Trust,
      Ser 2006-1, Cl 1A1F
      2.832%, 09/25/08 (A)                        $        1,919   $       1,602
   Master Alternative Loans Trust, Ser 3
      6.250%, 09/01/08                                       802             613
   Merrill Lynch
      7.430%, 09/01/22                                         4               4
   Merrill Lynch Mortgage Investors,
      Ser 2004-A1, Cl 4A
      5.292%, 09/01/08 (A)                                 6,434           5,659
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl A5, IO
      0.157%, 09/01/08                                    21,763             335
   Merrill Lynch Mortgage Trust,
      Ser 2004-MKB1, Cl A3
      4.892%, 02/12/42                                       151             147
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl C
      5.509%, 10/12/08 (A)                                   342             195
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl B
      5.479%, 10/12/08 (A)                                   307             185
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-5, Cl X, IO
      0.731%, 10/12/08 (A)                                 4,018             116
   Merrill Lynch/Countrywide Commercial
      Mortgage Trust, Ser 2007-6, Cl A4
      5.485%, 10/12/08 (A)                                 6,740           6,019
   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3
      4.939%, 09/01/08 (A)                                   702             645
   Morgan Stanley Capital I, Ser 2003-
      IQ5, Cl A4
      5.010%, 09/01/08                                     3,770           3,658
   Morgan Stanley Capital I, Ser 2004-
      HQ3, Cl A4
      4.800%, 01/13/41                                     2,256           2,135
   Morgan Stanley Capital I, Ser 2005-
      HQ5, Cl A3
      5.007%, 01/14/42                                       110             107
   Morgan Stanley Capital I, Ser 2005-
      HQ5, Cl AAB
      5.037%, 01/14/42                                     3,294           3,209
   Morgan Stanley Capital I, Ser 2005-
      HQ6, Cl A4A
      4.989%, 08/13/42                                     4,630           4,320
   Morgan Stanley Capital I, Ser 2005-
      HQ7, Cl AAB
      5.185%, 09/01/08 (A)                                 5,783           5,642
   Morgan Stanley Capital I, Ser 2006-
      T21, Cl A4
      5.162%, 10/12/08 (A)                                 6,900           6,275
   Morgan Stanley Dean Witter Capital I,
      Cl A2
      4.920%, 03/12/35                                     3,214           3,099
   Morgan Stanley Dean Witter Capital I,
      Ser 2001-TOP3, Cl A4
      6.390%, 06/15/11                                     3,322           3,382
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2
      7.570%, 10/15/08 (A)                                 2,692           2,757

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP1, Cl A4
      6.660%, 02/15/33                            $        2,321   $       2,371
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP5, Cl A4
      6.390%, 10/15/35                                     6,533           6,651
   Morgan Stanley Dean Witter Capital,
      Ser 2002-IQ2, Cl A3
      5.520%, 12/15/35                                       478             479
   Morgan Stanley Dean Witter Capital,
      Ser 2003-HQ2, Cl A1
      4.180%, 03/12/35                                       250             240
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S
      2.582%, 09/25/08 (A)                                 1,060           1,016
   Nationslink Funding, Ser 1999-1, Cl A2
      6.316%, 01/20/31                                     2,093           2,089
   New York Mortgage Trust, Ser 2006-1,
      Cl 2A2
      5.647%, 09/01/08 (A)                                   788             639
   Nomura Asset Securities, Ser 1998-D6,
      Cl A1C
      6.690%, 03/15/30                                       166             171
   Prime Mortgage Trust, Ser 2006-CL1,
      Cl A1
      2.972%, 09/25/08 (A)                                    90              58
   Prime Mortgage Trust, Ser 2006-DR1,
      Cl 2A1
      5.500%, 05/25/35 (B)                                 3,462           2,871
   RAAC, Ser 2005-SP1, Cl 2A2
      5.250%, 09/01/08                                     2,056           1,931
   RBSGC Mortgage Pass Through
      Certificates, Ser 2007-B, Cl 1A4
      2.922%, 09/25/08 (A)                                 7,336           5,496
   Residential Accredit Loans, Ser 2006-
      QO8, Cl 1A1A
      2.562%, 09/25/08 (A)                                13,663          12,067
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
      6.500%, 11/25/31                                     1,807           1,848
   Residential Asset Mortgage Products,
      Ser 2004-SL3, Cl A2
      6.500%, 12/25/31                                     3,156           3,110
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1
      5.225%, 09/01/08 (A)                                 2,586           2,339
   Salomon Brothers Mortgage Securities
      VII, Ser 2000-C3, Cl A2
      6.592%, 12/18/33                                       852             868
   Salomon Brothers Mortgage Securities
      VII, Ser 2002-KEY2, Cl A2
      4.467%, 03/18/36                                     2,230           2,170
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-18, Cl 1A1
      5.651%, 09/01/08 (A)                                 5,701           4,261
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-19XS, Cl 1A1
      2.792%, 09/25/08 (A)                                 7,267           4,542
   Structured Asset Mortgage
      Investments, Cl A1A
      2.672%, 09/25/08 (A)                                 7,918           4,955

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Structured Asset Mortgage
      Investments, Ser 2007-AR4,
      Cl GA4B
      2.652%, 09/25/08 (A)                        $       21,894   $      13,420
   Thornburg Mortgage Securities Trust,
      Ser 2005-3, Cl A2
      2.712%, 09/25/08 (A)                                12,482          12,469
   Thornburg Mortgage Securities Trust,
      Ser 2005-4, Cl A4
      2.672%, 09/25/08 (A)                                16,819          16,736
   Thornburg Mortgage Securities Trust,
      Ser 2006-1, Cl A3
      2.642%, 09/01/08 (A)                                17,380          17,237
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 3A1
      6.216%, 09/01/08 (A)                                 7,845           6,853
   Thornburg Mortgage Securities Trust,
      Ser 2007-4, Cl 2A1
      6.217%, 10/25/08 (A)                                 8,440           7,379
   US Bank National Mortgage
      Association, Ser 2007-1, Cl A
      5.920%, 05/25/12                                     8,023           8,303
   Wachovia Bank Commercial Mortgage
      Trust, Cl A3
      6.011%, 10/15/08 (A)                                 3,067           2,915
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C1, Cl A4
      6.287%, 04/15/34                                     2,587           2,631
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2002-C2, Cl A4
      4.980%, 11/15/34                                     5,996           5,818
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C5, Cl A2
      3.989%, 06/15/35                                       955             884
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C6, Cl A3
      4.957%, 10/15/08 (A)                                 4,281           4,229
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C7, Cl A1
      4.241%, 10/15/35 (B)                                   714             704
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2003-C8, Cl A3
      4.445%, 11/15/35                                     1,021           1,005
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C10, Cl A4
      4.748%, 02/15/41                                     3,585           3,352
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C18, Cl A4
      4.935%, 04/15/42                                       934             870
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2005-C20, Cl A4
      5.243%, 09/01/08 (A)                                   280             279
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C26, Cl APB
      5.997%, 06/15/45                                     2,738           2,656
   Washington Mutual Mortgage Pass
      Through Certificates, Cl 1A
      4.061%, 09/01/08 (A)                                 1,159             705
      4.031%, 09/01/08 (A)                                 2,742           1,569
      3.889%, 09/01/08 (A)                                14,476           8,753

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Washington Mutual Mortgage Pass
      Through Certificates, Cl 1A1
      6.068%, 10/25/08 (A)                        $        1,742   $      1,611
   Washington Mutual Mortgage Pass
      Through Certificates, Cl 1A1B
      4.041%, 09/01/08 (A)                                   681             319
   Washington Mutual Mortgage Pass
      Through Certificates, Cl A1A
      4.281%, 09/01/08 (A)                                 2,490           1,668
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2002-
      AR18, Cl A
      6.503%, 09/01/08 (A)                                   474             457
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-MS1,
      Cl 1A
      5.000%, 02/25/18                                     1,063           1,000
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-MS2,
      Cl 3A1
      5.000%, 03/25/18                                     4,618           4,347
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2003-S13,
      Cl 22A1
      5.000%, 09/01/08                                       892             860
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR11, Cl A1A
      2.792%, 09/25/08 (A)                                   195             127
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR13, Cl A1A1
      2.762%, 09/25/08 (A)                                 4,937           3,121
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR15, Cl A1A2
      2.752%, 09/25/08 (A)                                 7,600           4,835
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR16, Cl 1A4A
      5.101%, 10/25/08 (A)                                13,585          12,223
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2005-
      AR19, Cl A1A2
      2.762%, 09/25/08 (A)                                 7,516           5,761
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR1,
      Cl 1A1B
      4.361%, 09/01/08 (A)                                 3,732           1,400
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR14, Cl 1A4
      5.645%, 09/01/08 (A)                                   623             488
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR15, Cl 2A1B
      4.791%, 09/01/08 (A)                                 2,339             936
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR15, Cl 1A1B
      4.131%, 09/01/08 (A)                                 2,161             745

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR15, Cl 1A
      4.131%, 09/01/08 (A)                        $        3,746   $       2,070
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR16, Cl 2A4
      5.637%, 10/25/08 (A)                                   509             352
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR17, Cl 1A1B
      4.101%, 09/01/08 (A)                                   714             329
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR17, Cl 2A
      4.611%, 09/01/08 (A)                                   802             497
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR18, Cl 2A3
      5.493%, 09/01/08 (A)                                 1,585           1,325
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR4,
      Cl DA
      4.261%, 09/01/08 (A)                                 1,669             884
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR7,
      Cl A1B
      4.211%, 09/01/08 (A)                                 1,261             520
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-AR7,
      Cl 1A
      4.271%, 09/01/08 (A)                                   371             225
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY1,
      Cl 4A1
      5.471%, 09/01/08 (A)                                 9,253           7,868
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY1,
      Cl 1A1
      5.713%, 09/01/08 (A)                                 8,323           6,115
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY3,
      Cl 1A1
      5.661%, 09/01/08 (A)                                 9,457           7,224
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 1A1
      5.667%, 09/01/08 (A)                                 1,711           1,167
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 2A1
      5.695%, 09/01/08 (A)                                 3,804           3,167
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY6,
      Cl 3A2
      5.818%, 10/25/08 (A)                                 4,728           3,972
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY7,
      Cl 3A1
      5.909%, 09/01/08 (A)                                   878             662

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-HY7,
      Cl 2A1
      5.877%, 09/01/08 (A)                        $        1,495   $       1,022
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-OA5,
      Cl 1A
      4.041%, 09/01/08 (A)                                16,485          10,556
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-OA5,
      Cl A1B
      4.131%, 09/01/08 (A)                                18,411          10,854
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-OA6,
      Cl 1A1B
      4.101%, 09/01/08 (A)                                   784             367
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA2, Cl 1A5
      6.000%, 06/25/37                                       883             538
   Wells Fargo Alternative Loan Trust,
      Ser 2007-PA5, Cl 1A2
      6.250%, 11/25/37                                       453             402
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-H, Cl A1
      4.532%, 09/01/08 (A)                                 5,501           5,073
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-L, Cl A6
      4.787%, 10/25/08 (A)                                   895             805
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-L, Cl A5
      4.787%, 10/25/08 (A)                                   881             808
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-O, Cl A1
      4.885%, 09/01/08 (A)                                 1,107             996
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-S, Cl A7
      3.552%, 09/01/08 (A)                                   780             769
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR10,
      Cl 2A17
      3.498%, 09/01/08 (A)                                 2,085           2,045
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR14,
      Cl A1
      5.387%, 09/01/08 (A)                                 1,280           1,122
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2005-AR16,
      Cl 7A1
      5.256%, 09/01/08 (A)                                 3,652           3,619
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-2, Cl 3A1
      5.750%, 03/25/36                                    15,307          12,360
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-7, Cl 3A1
      6.000%, 09/01/08                                       690             612
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR18,
      Cl 1A1
      5.935%, 09/01/08 (A)                                 1,589           1,343

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR19, Cl A1
      5.634%, 09/01/08 (A)                        $        1,392   $       1,197
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-AR6, Cl 7A1
      5.111%, 09/01/08 (A)                                 2,703           2,293
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2007-R9, Cl A1
      6.000%, 10/25/08 (A)                                 1,733           1,455
   Zuni Mortgage Loan Trust, Ser 2006-OA1,
      Cl A1
      2.602%, 09/25/08 (A)                                 7,201           6,916
                                                                   -------------
                                                                         983,813
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $3,926,305) ($ Thousands)                                     3,800,092
                                                                   -------------
CORPORATE OBLIGATIONS -- 22.4%
CONSUMER DISCRETIONARY -- 1.6%
   Clear Channel Communications
      6.250%, 03/15/11                                     2,740           2,171
      4.250%, 05/15/09                                     1,040           1,002
   Comcast
      9.000%, 09/01/08                                       710             710
      6.500%, 01/15/15                                     3,635           3,691
      6.500%, 01/15/17                                     2,155           2,174
      5.700%, 05/15/18                                     2,320           2,205
   Comcast Cable Communications
      8.375%, 03/15/13                                    10,545          11,646
      6.750%, 01/30/11                                     1,840           1,909
   COX Communications
      7.875%, 08/15/09                                       440             449
      6.950%, 06/01/38 (B)                                   480             474
      6.250%, 06/01/18 (B)                                 1,586           1,579
   CVS
      5.789%, 01/10/26 (B)                                 2,073           1,895
   CVS Lease Pass-Through
      6.036%, 12/10/28 (B)                                10,430           9,628
      5.880%, 01/10/28 (B)                                   185             166
   Daimler Finance North America LLC
      MTN
      3.138%, 09/15/08 (A)                                 5,595           5,584
   DaimlerChrysler
      8.500%, 01/18/31                                       970             997
      7.300%, 01/15/12                                     1,995           2,086
      6.500%, 11/15/13                                     5,815           5,777
   Eastman Kodak
      7.250%, 11/15/13                                     2,445           2,384
   Ford Motor
      7.450%, 07/16/31 (D)                                 2,770           1,427
   Home Depot
      5.875%, 12/16/36                                     1,831           1,445
   Macy's Retail Holdings
      5.350%, 03/15/12                                     1,617           1,514
   McDonald's MTN
      6.300%, 10/15/37                                     1,253           1,250
      6.300%, 03/01/38                                     1,500           1,486
      5.350%, 03/01/18                                     6,930           6,872
   Rogers Cable
      5.500%, 03/15/14                                     1,380           1,350

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Target
      4.000%, 06/15/13                            $          355   $         343
   Thomson Reuters
      6.500%, 07/15/18                                       337             341
      5.950%, 07/15/13                                     2,568           2,603
   Time Warner
      7.700%, 05/01/32                                     4,185           4,221
      6.875%, 05/01/12                                       350             360
   Time Warner Cable
      7.300%, 07/01/38                                       630             633
      5.850%, 05/01/17                                     1,230           1,174
   Time Warner Entertainment
      8.375%, 07/15/33                                     3,735           4,004
   Wal-Mart Stores
      6.200%, 04/15/38                                     4,375           4,328
      5.800%, 02/15/18                                     3,360           3,513
   Walt Disney
      4.700%, 12/01/12 (D)                                 1,306           1,330
   Yum! Brands
      6.875%, 11/15/37                                     2,685           2,481
                                                                   -------------
                                                                          97,202
                                                                   -------------
CONSUMER STAPLES -- 0.6%
   Diageo Capital
      5.750%, 10/23/17                                       995             986
      5.200%, 01/30/13                                     3,100           3,136
   Dr Pepper Snapple Group
      7.450%, 05/01/38 (B)                                   821             844
      6.820%, 05/01/18 (B)                                 6,527           6,658
   Kraft Foods
      7.000%, 08/11/37                                     1,657           1,649
      6.125%, 08/23/18 (D)                                 2,070           2,031
      6.125%, 02/01/18                                     6,268           6,155
   Philip Morris Capital
      7.500%, 07/16/09                                     1,155           1,177
   Philip Morris International
      6.375%, 05/16/38                                       535             528
      5.650%, 05/16/18                                     2,152           2,118
   Reynolds American
      7.875%, 05/15/09 (D)                                 1,630           1,659
   Safeway
      6.350%, 08/15/17                                     5,196           5,309
                                                                   -------------
                                                                          32,250
                                                                   -------------
ENERGY -- 2.6%
   Anadarko Finance, Ser B
      7.500%, 05/01/31                                     5,363           5,578
   Anadarko Petroleum
      6.450%, 09/15/36                                     1,665           1,530
      5.950%, 09/15/16                                     6,320           6,160
      3.176%, 09/15/08 (A)                                 4,650           4,611
   Apache
      5.625%, 01/15/17                                       390             395
   Conoco Funding
      7.250%, 10/15/31                                       885           1,020
      6.950%, 04/15/29                                     3,685           4,031
      6.350%, 10/15/11                                       430             458
   ConocoPhillips
      5.900%, 10/15/32                                        10              10
      5.900%, 05/15/38                                       700             690
   Devon Financing
      6.875%, 09/30/11                                     5,260           5,588

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   El Paso
      6.950%, 06/01/28                            $        2,250   $       2,034
   El Paso Natural Gas
      5.950%, 04/15/17                                       980             932
   EMP Nacional de Petroleo
      6.750%, 11/15/12 (B)                                   171             179
      4.875%, 03/15/14 (B)                                   185             176
   Energy Transfer Partners
      6.700%, 07/01/18                                     4,900           4,949
   Florida Power
      6.400%, 06/15/38                                     2,565           2,610
   Gaz Capital for Gazprom
      6.510%, 03/07/22 (B)                                 4,640           3,932
      6.212%, 11/22/16 (B)                                 8,377           7,579
   Hess
      7.875%, 10/01/29                                     1,130           1,269
      7.300%, 08/15/31                                     4,595           4,849
   Husky Energy
      6.800%, 09/15/37                                     1,040             975
   Husky Oil
      7.550%, 11/15/16                                     1,450           1,546
   KazMunaiGaz Finance Sub BV MTN
      8.375%, 07/02/13 (B) (D)                             5,870           5,958
   Kerr-McGee
      6.950%, 07/01/24                                     2,325           2,372
   Kinder Morgan Energy Partners
      7.125%, 03/15/12                                     1,760           1,844
      6.950%, 01/15/38                                     3,660           3,575
      6.000%, 02/01/17                                     3,140           3,121
      5.950%, 02/15/18                                     2,570           2,496
      5.000%, 12/15/13                                     1,190           1,157
   Knight
      6.500%, 09/01/12                                     7,125           7,054
   Mantis Reef
      4.799%, 11/03/09 (B)                                 1,397           1,374
   Northwest Pipeline
      6.050%, 06/15/18 (B)                                 1,435           1,408
   Panhandle Eastern Pipeline
      6.200%, 11/01/17                                       784             736
   Pemex Project Funding Master Trust
      6.625%, 06/15/35 (B)                                   140             138
      6.625%, 06/15/35 (D)                                 5,622           5,550
   Petrobras International Finance
      6.125%, 10/06/16                                     3,790           3,815
      5.875%, 03/01/18                                     5,520           5,387
   Petro-Canada
      6.800%, 05/15/38                                     2,050           1,951
   Plains All American Pipeline
      6.500%, 05/01/18 (B)                                 3,054           3,004
   Ras Laffan Liquefied Natural Gas III
      6.332%, 09/30/27 (B)                                 2,340           2,123
   Sonat
      7.625%, 07/15/11 (D)                                 2,880           2,936
   Southern Natural Gas
      5.900%, 04/01/17 (B) (D)                             2,545           2,411
   TransCanada Pipelines
      7.250%, 08/15/38                                     4,060           4,162
   Transcontinental Gas Pipe Line
      6.050%, 06/15/18 (B)                                 1,148           1,126
   Transocean
      6.000%, 03/15/18                                     3,035           3,028

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Weatherford International
      7.000%, 03/15/38                            $        1,055   $       1,054
      6.350%, 06/15/17                                     1,930           1,939
      5.950%, 06/15/12                                     1,585           1,611
   Williams
      8.750%, 03/15/32                                     2,170           2,441
      7.750%, 06/15/31                                       740             760
   Williams, Ser A
      7.500%, 01/15/31                                        20              20
   XTO Energy
      7.500%, 04/15/12                                     1,320           1,401
      6.750%, 08/01/37                                       390             368
      6.500%, 12/15/18                                     5,320           5,304
      6.375%, 06/15/38                                       645             581
      5.750%, 12/15/13                                     5,320           5,340
      5.650%, 04/01/16                                       390             376
      5.500%, 06/15/18                                     5,622           5,215
                                                                   -------------
                                                                         154,237
                                                                   -------------
FINANCIALS -- 11.2%
   ABX Financing
      6.350%, 10/15/36 (B)                                 5,200           4,680
   Ace INA Holdings
      6.700%, 05/15/36                                       610             583
      5.700%, 02/15/17                                     1,290           1,238
   Aegon, Ser CMS
      4.634%, 10/15/08 (A)                                 2,180           1,199
   Aiful
      5.000%, 08/10/10 (B)                                 2,620           2,220
      4.450%, 02/16/10 (B)                                 3,322           2,797
   Allied Capital
      6.625%, 07/15/11                                     6,930           6,696
   Allied World Assurance Holdings
      7.500%, 08/01/16                                     2,000           1,896
   American Express
      8.150%, 03/19/38                                     3,234           3,302
      7.000%, 03/19/18                                       889             873
      6.800%, 03/01/09 (A)                                 1,725           1,497
   American Express Credit MTN
      5.875%, 05/02/13                                     2,100           2,019
   American General Finance MTN
      6.900%, 12/15/17                                     2,300           1,842
   American International Group
      8.250%, 08/15/18 (B)                                 8,728           8,619
      6.250%, 03/15/37                                     5,000           3,318
      5.850%, 01/16/18                                     4,246           3,575
   ASIF Global Financing XIX
      4.900%, 01/17/13 (B)                                   450             425
   Australia & New Zealand Banking
      Group
      3.181%, 10/31/08 (A)                                 1,400             896
   BAC Capital Trust XIV
      5.630%, 09/15/08 (A)                                 2,287           1,584
   Bank of America
      8.125%, 11/15/08 (A)                                 1,287           1,162
      8.000%, 01/30/09 (A)                                 7,493           6,678
      5.750%, 12/01/17                                     2,270           2,118
      5.650%, 05/01/18                                     5,766           5,319
      5.420%, 03/15/17                                     2,500           2,222
      5.375%, 06/15/14                                     1,270           1,230
   Bank of Ireland
      3.063%, 09/22/08 (A)                                 1,030             680

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                       --------------   -------------
   Bank of Scotland
      3.063%, 11/28/08 (A)                        $          330   $         201
   Bank One
      7.875%, 08/01/10                                     4,440           4,670
   BankAmerica Capital II, Ser 2
      8.000%, 12/15/26                                       402             391
   Banponce Trust I, Ser A
      8.327%, 02/01/27                                     2,590           2,486
   Barclays Bank
      6.050%, 12/04/17 (B)                                 1,154           1,089
      3.313%, 02/27/09 (A)                                   380             242
   Barclays Bank, Ser ONE
      3.250%, 01/20/09 (A)                                   780             499
   Barclays O/S Investment
      3.189%, 11/16/08 (A)                                   160              99
   Barnett Capital III
      3.426%, 11/01/08 (A)                                   600             433
   Bear Stearns
      7.250%, 02/01/18                                     1,030           1,067
      6.400%, 10/02/17                                    11,020          10,834
   BNP Paribas
      2.708%, 09/30/08 (A)                                 1,080             790
   BRE Properties
      7.450%, 01/15/11 ++                                  3,100           3,191
   Capital One Financial MTN
      3.094%, 12/10/08 (A)                                 2,180           2,025
   Citigroup
      8.400%, 10/30/08 (A)                                11,438           9,711
      6.875%, 03/05/38                                    12,160          11,722
      6.500%, 08/19/13                                    17,895          17,934
      6.125%, 05/15/18                                     3,080           2,880
      5.500%, 02/15/17                                    10,000           8,748
      5.500%, 04/11/13                                     4,479           4,319
      3.625%, 02/09/09 (D)                                 2,745           2,740
   Citigroup Capital XXI
      8.300%, 12/21/08 (A)                                 3,422           3,089
   Citigroup, Ser 2005-
      5.000%, 09/15/14                                     2,890           2,586
   Countrywide Financial MTN
      5.800%, 06/07/12                                     5,353           4,845
      4.000%, 03/22/11                                     5,750           5,151
      3.022%, 09/24/08 (A) (D)                             8,284           8,041
   Credit Suisse First Boston
      2.938%, 09/30/08 (A)                                   655             426
   Credit Suisse First Boston
      5.750%, 02/15/18                                     9,450           9,067
      5.000%, 05/15/13                                     8,550           8,328
   Danske Bank
      5.914%, 12/16/08 (A) (B)                               536             469
   Delta Air Lines
      6.619%, 03/18/11                                       420             399
   DEN Norske Creditbank
      3.063%, 11/28/08 (A)                                   390             244
   Depfa ACS Bank
      5.125%, 03/16/37 (B)                                 4,200           3,987
   Deutsche Bank Capital Funding Trust
      5.628%, 01/19/09 (A) (B)                             4,789           3,925
   Dresdner Funding Trust I
      8.151%, 06/30/31 (B)                                 1,336           1,106
   Eksportfinans
      5.500%, 05/25/16                                     4,250           4,509

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      5.125%, 10/26/11                            $        1,078   $       1,122
   Equity One
      3.875%, 04/15/09 ++                                  7,100           6,999
   Export-Import Bank of Korea
      5.500%, 10/17/12                                     3,415           3,403
   Farmers Exchange Capital
      7.200%, 07/15/48 (B)                                 3,582           3,089
      7.050%, 07/15/28 (B)                                 1,063             889
   Farmers Insurance Exchange
      8.625%, 05/01/24 (B)                                 4,118           4,113
   Fifth Third Bancorp
      8.250%, 03/01/38                                       810             610
   First Industrial MTN
      7.500%, 12/01/17                                     2,765           2,586
   Ford Motor Credit LLC
      7.875%, 06/15/10                                     7,200           6,207
      7.375%, 10/28/09                                    15,740          14,628
   Fund American
      5.875%, 05/15/13                                     1,448           1,358
   General Electric Capital
      6.375%, 11/15/08 (A)                                 8,380           7,675
      6.150%, 08/07/37                                     1,450           1,375
      5.875%, 01/14/38                                     1,347           1,213
      5.625%, 05/01/18                                     8,100           7,889
   General Electric Capital, Ser A MTN
      3.750%, 12/15/09                                     3,743           3,767
   Glen Meadow Pass-Through Trust
      6.505%, 02/15/09 (A) (B)                             2,900           2,364
   Glitnir Banki (B)
      7.451%, 09/14/08 (A)                                   500             283
      6.693%, 12/15/08 (A)                                 4,480           2,697
      6.375%, 09/25/12                                     3,100           2,387
      6.330%, 07/28/11                                     2,440           1,978
   GMAC LLC
      7.750%, 01/19/10 (D)                                 2,370           1,891
      7.250%, 03/02/11                                     2,755           1,838
      5.625%, 05/15/09 (D)                                 7,680           6,894
      5.011%, 12/01/08 (A)                                11,009           5,781
   Goldman Sachs Capital II
      5.793%, 12/01/08 (A)                                21,686          13,440
   Goldman Sachs Group
      6.750%, 10/01/37 (D)                                 3,895           3,427
      6.600%, 01/15/12                                     2,630           2,722
   Harley-Davidson Funding
      6.800%, 06/15/18 (B)                                   797             778
   HBOS
      6.750%, 05/21/18 (B)                                 2,400           2,167
      5.920%, 10/01/08 (A) (B)                             8,400           5,436
      5.375%, 11/01/08 (A) (B)                               962             732
   HBOS Capital Funding
      6.071%, 12/31/08 (A) (B)                             1,920           1,534
   HCP
      6.000%, 01/30/17 ++                                  6,000           5,067
      5.650%, 12/15/13 ++                                  4,050           3,669
   Highwoods Properties
      7.500%, 04/15/18 ++                                  1,339           1,264
   Hongkong & Shanghai Banking
      2.938%, 10/27/08 (A)                                   750             488
   HSBC Bank, Ser 1M
      3.438%, 12/31/08 (A)                                   230             145

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   HSBC Bank, Ser 3M
      3.288%, 12/23/08 (A)                        $        2,320   $       1,509
   HSBC Finance
      8.000%, 07/15/10                                     2,330           2,419
      7.000%, 05/15/12                                     1,975           2,044
      6.375%, 11/27/12                                       365             373
   HSBC Holdings
      6.800%, 06/01/38 (D)                                 2,205           2,087
   HVB Funding Trust III
      9.000%, 10/22/31 (B)                                 1,226           1,100
   ILFC E-Capital Trust II
      6.250%, 12/21/08 (A) (B)                             1,200             899
   Intergas Finance
      6.375%, 05/14/17 (B)                                 4,853           4,173
   JPMorgan Chase
      7.900%, 10/30/08 (A) (D)                             8,760           7,958
      6.400%, 05/15/38 (D)                                 8,370           7,774
      6.000%, 10/01/17                                     2,855           2,764
      5.750%, 01/02/13 (D)                                 3,670           3,668
      5.150%, 10/01/15                                       240             227
      5.125%, 09/15/14                                       445             423
   JPMorgan Chase Capital XIII
      3.751%, 09/30/08 (A)                                 1,440           1,073
   JPMorgan Chase Capital XVIII
      6.950%, 08/17/36                                       990             868
   JPMorgan Chase Capital XX
      6.550%, 09/29/36                                       709             583
   Kaupthing Bank (B)
      7.625%, 02/28/15                                     8,130           7,556
      7.125%, 05/19/16                                    12,000           8,174
      5.750%, 10/04/11                                     1,120             911
   Landsbanki Islands
      6.100%, 08/25/11 (B)                                 6,520           5,666
   Lazard Group
      7.125%, 05/15/15                                     5,450           4,971
      6.850%, 06/15/17                                     4,240           3,646
   Lehman Brothers Holdings MTN
      14.500%, 12/20/08 (A)                                4,940           4,593
      11.000%, 11/07/08 (A)                                5,269           4,424
      8.920%, 02/16/09 (A)                                 3,023           2,343
      7.500%, 05/11/38                                     1,187           1,051
      6.750%, 12/28/17                                    10,370           9,300
      6.500%, 07/19/17                                     4,040           3,582
      6.200%, 09/26/14                                     1,560           1,461
      5.250%, 02/06/12                                       965             904
   Lehman Brothers Holdings Capital
      Trust V MTN (A)
      5.857%, 11/30/08                                    20,630          10,779
      3.640%, 11/28/08                                     1,310             703
   Lehman Brothers Holdings, Ser H MTN
      11.400%, 11/30/08 (A)                                3,736           3,627
   Liberty Mutual Group
      7.500%, 08/15/36 (B)                                 2,479           2,141
   Liberty Property
      7.750%, 04/15/09 ++                                  1,026           1,030
      6.375%, 08/15/12 ++                                    397             392
   Lloyds TSB Bank
      3.500%, 12/19/08 (A)                                   870             557
   Lloyds TSB Bank, Ser 2
      3.000%, 11/28/08 (A)                                   760             471

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Mangrove Bay Pass-Through Trust
      6.102%, 01/15/09 (A) (B)                    $        2,095   $       1,067
   Merna Reinsurance
      4.551%, 09/30/08 (A) (B)                             4,950           4,756
   Merrill Lynch MTN
      8.680%, 11/02/08 (A)                                 4,160           3,666
      2.619%, 11/18/08 (A)                                 4,315           3,851
   MetLife
      6.817%, 08/15/18                                     2,500           2,506
      6.400%, 12/15/36                                    10,010           7,976
   MetLife Capital Trust IV
      7.875%, 12/15/37 (B)                                 1,125             983
   MetLife Capital Trust X
      9.250%, 10/08/08 (A) (B)                             2,700           2,655
   Morgan Stanley MTN
      6.625%, 04/01/18                                    10,485           9,742
      6.250%, 08/28/17                                     3,015           2,744
      5.950%, 12/28/17                                     3,865           3,440
      4.750%, 04/01/14                                     2,270           1,993
      3.235%, 10/20/08 (A)                                 1,530           1,257
   MUFG Capital Finance 1
      6.346%, 01/25/09 (A)                                 1,840           1,526
   National Australia Bank
      5.350%, 06/12/13 (B)                                 4,250           4,158
   National Capital Trust II
      5.486%, 12/17/08 (A) (B)                             3,207           2,742
   National City Preferred Capital Trust I
      12.000%, 12/10/08 (A) (D)                              331             209
   National Westminster Bank
      3.313%, 02/23/09 (A)                                   740             466
   National Westminster Bank, Ser C
      3.000%, 11/28/08 (A)                                   160              99
   Nationwide Mutual Insurance
      6.600%, 04/15/34 (B)                                 2,483           2,078
   NB Capital Trust IV
      8.250%, 04/15/27                                     4,865           4,860
   North Front Pass-Through Trust MTN
      5.810%, 12/15/08 (A) (B)                             5,291           4,858
   Paribas
      2.938%, 09/19/08 (A)                                   693             478
   Pemex Finance
      9.690%, 08/15/09                                       500             510
   PNC Funding
      5.250%, 11/15/15                                     2,730           2,552
   Power Receivable Finance LLC
      6.290%, 01/01/12 (B)                                   855             877
   Power Receivables Financial
      6.290%, 01/01/12                                     2,708           2,778
   Prime Property Fund
      5.600%, 06/15/11 ++ (B)                              3,380           3,368
      5.500%, 01/15/14 ++ (B)                              5,000           4,700
   Progressive
      6.700%, 12/15/08 (A)                                 1,981           1,623
   Prudential Financial MTN
      6.625%, 12/01/37                                       836             785
      6.000%, 12/01/17                                       775             743
   Rabobank Capital Funding II
      5.260%, 12/31/08 (A) (B)                             1,171           1,078
   Rabobank Capital Funding Trust
      5.254%, 12/31/08 (A) (B)                             1,337           1,152

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   RBS Capital Trust III
      5.512%, 09/30/08 (A)                        $          400   $         323
   Residential Capital LLC
      9.625%, 05/15/15 (B) (D)                             1,952             644
      8.500%, 05/15/10 (B) (D)                             4,741           3,271
   Resona Preferred Global Securities
      Cayman
      7.191%, 07/30/49 (A) (B)                             2,590           2,214
   Royal Bank of Canada
      2.989%, 09/21/08 (A)                                 1,010             801
   Royal Bank of Scotland Group (A)
      7.640%, 09/29/17                                     1,300           1,098
      6.990%, 10/05/17 (B)                                 2,230           1,863
      3.375%, 12/23/08                                     2,530           1,569
   RSHB Capital
      6.299%, 05/15/17 (B)                                 5,600           4,973
   Security Benefit Life Insurance
      8.750%, 05/15/16 (B)                                 5,200           5,253
   Shinsei Finance Cayman
      6.418%, 01/29/49 (A) (B) (D) (E)                     4,960           2,969
   Simon Property Group
      5.750%, 05/01/12 ++                                  1,875           1,855
      3.750%, 01/30/09 ++                                  3,000           2,976
   SMFG Preferred Capital
      6.078%, 01/25/17 (A) (B)                             6,810           5,544
   Societe Generale (A)
      3.003%, 11/30/08                                       180             133
      3.003%, 11/30/08                                       680             501
   Standard Chartered
      3.463%, 12/16/08 (A)                                   200             116
   Standard Chartered, Ser 1
      3.250%, 01/18/09 (A)                                 1,840           1,076
   Standard Chartered, Ser 2
      3.063%, 11/28/08 (A)                                 2,800           1,624
   Standard Chartered, Ser 4
      3.275%, 01/20/09 (A)                                   290             170
   Stingray Pass-Through Trust MTN
      5.902%, 01/12/15 (B)                                 3,600             540
   SunTrust Capital VIII
      6.100%, 12/15/08 (A) (D)                             5,450           3,715
   SunTrust Preferred Capital I
      5.853%, 12/15/08 (A)                                17,379          11,122
   TNK-BP Finance MTN
      7.875%, 03/13/18 (B)                                 2,140           1,910
      7.500%, 07/18/16 (B)                                 3,750           3,356
      7.500%, 07/18/16                                       140             126
      6.625%, 03/20/17 (B)                                 1,750           1,448
   Toll Road Investors Partnership II
      5.455%, 02/15/45 (B) (F)                             5,923             613
   Travelers
      6.250%, 09/15/08 (A)                                 5,890           5,016
   Twin Reefs Pass-Through Trust
      3.487%, 10/10/08 (A) (B)                               641              65
   UBS
      5.875%, 12/20/17                                     2,250           2,193
   UDR MTN
      5.000%, 01/15/12 ++                                  2,000           1,940
   USB Capital IX
      6.189%, 10/15/08 (A)                                 1,518             994
   Wachovia MTN
      5.750%, 02/01/18                                     1,025             869

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      5.250%, 08/01/14                            $          250   $         213
   Wachovia Bank
      6.600%, 01/15/38 (D)                                   840             658
      6.000%, 11/15/17                                     6,800           5,904
   Wachovia Capital Trust III
      4.281%, 09/01/08 (A)                                 6,222           3,360
   Washington Mutual
      4.625%, 04/01/14                                     3,040           1,490
   Washington Mutual Preferred Funding
      Delaware
      6.534%, 09/15/08 (A) (B) (E)                           300              77
   WEA Finance LLC
      7.125%, 04/15/18 (B)                                11,320          10,835
   Wells Fargo
      5.000%, 11/15/14                                     1,145           1,115
   Wells Fargo Capital X
      5.950%, 12/15/36 (D)                                   960             835
   Westfield Capital
      4.375%, 11/15/10 (B)                                 4,600           4,532
   Westfield Group
      5.400%, 10/01/12 ++ (B)                              3,038           2,886
   Westpac Banking
      2.806%, 09/30/08 (A)                                   870             676
   Westpac Capital Trust IV
      5.256%, 09/30/08 (A) (B)                             1,259             997
   Woodbourne Capital Trust I
      3.587%, 10/08/08 (A) (B)                               625             406
   Woodbourne Capital Trust II
      3.587%, 10/08/08 (A) (B)                               625             406
   Woodbourne Capital Trust III
      3.587%, 10/08/08 (A) (B)                               625             406
   Woodbourne Capital Trust IV
      3.587%, 10/08/08 (A) (B)                               625             406
   ZFS Finance USA Trust I
      6.150%, 12/15/08 (A) (B)                             2,549           2,181
                                                                   -------------
                                                                         661,579
                                                                   -------------
HEALTH CARE -- 0.8%
   Abbott Laboratories
      5.600%, 11/30/17                                       470             478
   AstraZeneca
      5.400%, 09/15/12                                     1,475           1,523
      5.400%, 06/01/14                                     1,065           1,095
   Bristol-Myers Squibb
      6.125%, 05/01/38                                     1,101           1,077
   Cardinal Health
      5.850%, 12/15/17                                     4,875           4,702
   Coventry Health Care
      5.950%, 03/15/17                                     4,175           3,669
   GlaxoSmithKline
      5.650%, 05/15/18                                     7,510           7,532
   GlaxoSmithKline Capital
      6.375%, 05/15/38                                     2,735           2,736
   HCA
      5.750%, 03/15/14                                     5,548           4,598
   Humana
      7.200%, 06/15/18                                     1,270           1,247
   Schering-Plough
      6.550%, 09/15/37                                     3,270           3,130
   Tenet Healthcare
      7.375%, 02/01/13                                       168             158

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   UnitedHealth Group
      6.875%, 02/15/38                            $        5,447   $       5,003
   WellPoint
      5.875%, 06/15/17                                       330             318
   Wyeth
      6.950%, 03/15/11                                     7,444           7,905
      5.950%, 04/01/37                                     3,610           3,466
                                                                   -------------
                                                                          48,637
                                                                   -------------
INDUSTRIALS -- 1.5%
   Air 2 US
      8.027%, 10/01/19 (B)                                 3,386           2,794
   America West Airlines, Ser 99-1
      7.930%, 01/02/19                                     4,327           4,317
   American Airlines, Ser 99-1
      7.024%, 10/15/09                                     2,320           2,227
   Burlington Northern Santa Fe
      5.750%, 03/15/18                                     2,110           2,096
   Cedar Brakes I LLC
      8.500%, 02/15/14 (B)                                 1,306           1,394
   Cedar Brakes II LLC
      9.875%, 09/01/13 (B)                                 4,831           5,265
   Continental Airlines
      5.983%, 04/19/22 (D)                                 3,329           2,721
   Continental Airlines, Ser 971A
      7.461%, 04/01/15                                     1,491           1,286
   Continental Airlines, Ser 99-2
      7.256%, 03/15/20                                     1,318           1,176
   Continental Airlines, Ser AMBC
      6.236%, 03/15/20                                     2,137           1,816
   CSX
      7.450%, 04/01/38                                     1,119           1,078
      6.250%, 04/01/15                                       930             911
   Delta Air Lines
      7.379%, 05/18/10 (D)                                 2,278           2,187
      6.821%, 08/10/22                                     2,431           1,993
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                    13,350          12,283
   General Electric
      5.250%, 12/06/17                                     1,700           1,643
   Hutchison Whampoa International
      7.450%, 11/24/33 (B)                                 1,670           1,695
   News America
      6.650%, 11/15/37 (B)                                 1,422           1,371
      6.650%, 11/15/37                                       260             251
      6.200%, 12/15/34                                       315             286
   Nordstrom
      7.000%, 01/15/38 (D)                                 1,855           1,681
   Northwest Airlines, Ser 1A-2
      6.841%, 04/01/11 (D)                                 4,500           4,163
   Tyco International (B)
      7.000%, 12/15/19                                     1,875           1,830
      6.875%, 01/15/21                                     6,490           6,260
   Tyco International Group
      6.750%, 02/15/11                                     1,170           1,193
      6.375%, 10/15/11                                     5,490           5,505
      6.125%, 11/01/08                                       320             321
      6.125%, 01/15/09                                       120             120
      6.000%, 11/15/13                                     1,945           1,934
   Union Pacific
      5.700%, 08/15/18                                     1,253           1,188

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   United Air Lines
      6.602%, 09/01/13                            $        1,383   $       1,369
   United Parcel Service
      4.500%, 01/15/13                                     7,640           7,727
   United Technologies
      6.500%, 06/01/09                                     1,670           1,714
      5.400%, 05/01/35                                       670             622
   Waste Management
      7.375%, 05/15/29                                         5               5
      7.125%, 12/15/17                                     4,840           4,959
      7.100%, 08/01/26                                     1,375           1,352
                                                                   -------------
                                                                          90,733
                                                                   -------------
INFORMATION TECHNOLOGY -- 0.3%
   Corning
      7.250%, 08/15/36                                       940             943
   Electronic Data Systems
      7.125%, 10/15/09                                     2,990           3,089
   Lexmark International
      6.650%, 06/01/18                                       803             780
      5.900%, 06/01/13                                       913             895
   Oracle
      5.750%, 04/15/18                                     4,092           4,104
   Xerox
      6.350%, 05/15/18                                     3,640           3,521
      5.500%, 05/15/12                                     2,040           2,026
                                                                   -------------
                                                                          15,358
                                                                   -------------
MATERIALS -- 0.8%
   Alcoa
      6.000%, 07/15/13                                    11,725          11,738
   Codelco
      4.750%, 10/15/14 (B)                                   900             882
   Freeport-McMoRan Copper & Gold
      8.375%, 04/01/17                                     7,725           8,189
   International Paper
      8.700%, 06/15/38                                       932             962
      7.950%, 06/15/18                                     1,305           1,326
   PPG Industries
      6.650%, 03/15/18                                       615             628
      5.750%, 03/15/13                                       615             624
   Rio Tinto Finance USA
      6.500%, 07/15/18                                     8,155           8,206
      5.875%, 07/15/13                                     5,670           5,718
   Stauffer Chemical
      0.000%, 04/15/10 (F)                                   300             275
      0.000%, 04/15/18 (F)                                   860             454
      0.000%, 04/15/17 (F)                                   350             198
   Vale Overseas
      8.250%, 01/17/34                                       210             237
      6.875%, 11/21/36                                     7,748           7,593
   Weyerhaeuser
      6.750%, 03/15/12                                       410             421
                                                                   -------------
                                                                          47,451
                                                                   -------------
SOVEREIGN -- 0.5%
   Canadian Government Bond
      4.000%, 12/01/31                                     1,224           1,696
   Deutsche Bundesrepublik
      3.750%, 01/04/15                                     6,750           9,750
   Emirate of Abu Dhabi
      5.500%, 08/02/12 (B)                                 5,200           5,405
   Russian Federation Registered
      7.500%, 03/31/30                                     1,061           1,184

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   United Mexican States MTN
      7.500%, 04/08/33                            $          218   $         254
      5.625%, 01/15/17                                        84              85
   United Mexican States, Ser A MTN
      6.750%, 09/27/34                                     9,488          10,200
      5.875%, 01/15/14                                     1,465           1,515
                                                                   -------------
                                                                          30,089
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.1%
   America Movil
      6.375%, 03/01/35                                       651             625
      6.125%, 11/15/37                                       718             654
      5.625%, 11/15/17                                     2,350           2,278
   AT&T
      6.400%, 05/15/38 (D)                                 1,427           1,368
      5.100%, 09/15/14                                     6,530           6,458
   BellSouth
      4.750%, 11/15/12                                       190             189
   Bellsouth Telecommunications
      7.000%, 12/01/95                                     2,415           2,279
   British Telecommunications
      8.375%, 12/15/10                                     1,310           1,406
      5.950%, 01/15/18                                     1,593           1,512
   Deutsche Telekom International
      Finance
      5.750%, 03/23/16                                     2,175           2,089
   Embarq
      7.995%, 06/01/36                                     1,754           1,548
   France Telecom
      7.750%, 03/01/11                                     3,015           3,213
   New Cingular Wireless Services
      8.125%, 05/01/12                                     1,255           1,379
   Qwest
      7.500%, 10/01/14                                     4,340           4,025
   Rogers Communications
      6.375%, 03/01/14                                     6,235           6,324
   Royal KPN
      8.000%, 10/01/10                                     5,100           5,402
   Sprint Capital
      8.750%, 03/15/32                                       390             379
      8.375%, 03/15/12                                     5,300           5,340
      6.900%, 05/01/19                                       120             111
   Telecom Italia Capital
      6.999%, 06/04/18                                     3,980           3,893
      5.250%, 11/15/13                                       580             542
      5.250%, 10/01/15                                       370             333
      4.950%, 09/30/14                                     1,320           1,196
   Telefonica Emisiones
      5.984%, 06/20/11                                     4,600           4,671
      5.855%, 02/04/13                                     1,300           1,302
   Verizon Communications
      6.100%, 04/15/18 (D)                                 1,580           1,576
      5.500%, 02/15/18                                     2,810           2,687
   Verizon Global Funding
      7.375%, 09/01/12                                     1,730           1,874
      6.875%, 06/15/12                                       465             495
                                                                   -------------
                                                                          65,148
                                                                   -------------
UTILITIES -- 1.4%
   Abu Dhabi National Energy
      5.620%, 10/25/12 (B)                                10,648          10,454
   Allegheny Energy Supply
      8.250%, 04/15/12 (B)                                 2,205           2,315

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Arizona Public Services
      8.000%, 12/30/15                            $          684   $         712
   CMS Energy
      6.550%, 07/17/17                                     1,715           1,630
   Commonwealth Edison
      6.150%, 03/15/12                                     3,168           3,262
      6.150%, 09/15/17                                     1,730           1,734
      4.700%, 04/15/15                                     1,305           1,223
   Consolidated Edison of New York
      5.850%, 04/01/18 (D)                                 3,200           3,232
   Dominion Resources
      5.700%, 09/17/12                                     3,560           3,609
      4.750%, 12/15/10                                       740             743
   Dominion Resources, Ser D
      5.125%, 12/15/09                                       850             862
   DPL
      6.875%, 09/01/11                                     4,805           5,022
   DTE Energy
      7.050%, 06/01/11                                     6,528           6,787
   Duke Energy
      5.625%, 11/30/12                                       425             440
   Duke Energy Carolinas
      6.000%, 01/15/38                                     1,265           1,225
   Exelon
      5.625%, 06/15/35                                     2,605           2,239
   FirstEnergy, Ser B
      6.450%, 11/15/11                                       320             329
   FirstEnergy, Ser C
      7.375%, 11/15/31                                     5,825           6,249
   FPL Group Capital
      6.650%, 12/15/08 (A)                                   185             158
      6.350%, 10/01/08 (A)                                   568             481
   Hydro Quebec, Ser JL
      6.300%, 05/11/11                                     1,050           1,122
   Intergas Finance
      6.375%, 05/14/17                                       370             318
   Nevada Power
      8.250%, 06/01/11                                     4,055           4,348
   Nisource Finance
      6.800%, 01/15/19                                     3,547           3,450
      6.150%, 03/01/13                                     1,304           1,295
   NorthWestern
      5.875%, 11/01/14                                     1,532           1,517
   Pacific Gas & Electric
      6.050%, 03/01/34                                     3,275           3,145
      5.800%, 03/01/37                                       840             783
   Pacificorp
      6.250%, 10/15/37                                     2,730           2,652
   Power Contract Financing
      6.256%, 02/01/10 (B)                                 1,886           1,908
   Progress Energy
      6.850%, 04/15/12                                     1,495           1,577
   Public Service of New Mexico
      7.950%, 05/15/18                                     3,000           2,967
   SCANA MTN
      6.250%, 04/01/20                                     1,137           1,126
   SWEPCO Capital Trust I
      5.250%, 10/01/08 (A)                                 4,465           4,475
   TXU
      6.500%, 11/15/24                                       410             293

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   TXU, Ser P
      5.550%, 11/15/14                            $          370   $         289
   TXU, Ser R
      6.550%, 11/15/34                                     4,385           3,074
                                                                   -------------
                                                                          87,045
                                                                   -------------
Total Corporate Obligations
   (Cost $1,440,016) ($ Thousands)                                     1,329,729
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 11.1%
   U.S. Treasury Bill
      1.626%, 10/16/08 (F) (G) (J)                           452             451
   U.S. Treasury Bonds
      8.875%, 02/15/19 (D)                                 7,358          10,362
      8.750%, 08/15/20                                       877           1,251
      8.125%, 08/15/19 (D)                                 2,160           2,924
      7.125%, 02/15/23 (D)                                 3,742           4,853
      6.250%, 08/15/23 to 5/15/30 (D)                     14,911          18,201
      6.125%, 11/15/27 (D)                                 2,494           3,030
      5.375%, 02/15/31 (D)                                 3,553           4,008
      5.000%, 05/15/37 (D)                                 9,149          10,000
      4.500%, 02/15/36 to 5/15/38 (D)                      7,110           7,182
      4.375%, 02/15/38 (D)                                11,763          11,683
   U.S. Treasury Inflation-Protected
      Securities
      3.875%, 04/15/29                                     2,048           2,626
      3.625%, 04/15/28 (D)                                31,356          38,639
      2.500%, 07/15/16 (D)                                 6,906           7,394
      2.375%, 01/15/25 to 01/15/27 (D) (G)                31,448          32,529
      2.000%, 01/15/26 (D)                                 6,190           6,060
      1.875%, 07/15/15 (D)                                18,274          18,797
      1.750%, 01/15/28 (D)                                42,228          39,569
   U.S. Treasury Notes
      4.875%, 08/15/16 (D)                                35,457          38,584
      4.750%, 05/31/12 to 2/15/37 (D)                     37,047          39,104
      4.500%, 09/30/11 (D)                                21,590          22,772
      4.000%, 08/15/18 (D)                                92,909          93,977
      3.875%, 05/15/18 (D)                                 4,648           4,677
      3.375%, 07/31/13 (D)                               178,964         181,468
      3.250%, 12/31/09                                       262             266
      2.750%, 07/31/10 to 2/28/13 (D)                     19,718          19,878
      2.500%, 03/31/13 (D)                                28,588          27,976
      1.750%, 03/31/10                                       140             138
   U.S. Treasury STRIPS
      5.440%, 11/15/21 to
      11/15/27 (D) (F) (K)                                33,955          17,296
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $648,378) ($ Thousands)                                         665,695
                                                                   -------------

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
ASSET-BACKED SECURITIES -- 5.9%
AUTOMOTIVE -- 0.6%
   Americredit Prime Automobile
      Receivable, Ser 2007-1, Cl A3
      5.270%, 11/08/11                            $        3,692   $       3,704
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A4A
      5.240%, 07/15/12                                       126             123
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl A4
      5.220%, 06/15/13                                     1,148           1,136
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl A4
      5.120%, 08/15/13                                     1,081           1,077
   Honda Auto Receivables Owner Trust,
      Cl A4
      4.880%, 09/18/14                                     3,000           2,971
   Huntington Auto Trust, Cl A3A
      4.810%, 04/16/12 (B)                                 7,095           6,980
   Huntington Auto Trust, Cl A4
      5.640%, 02/15/13 (B)                                 9,022           8,769
   Hyundai Auto Receivables Trust, Cl A4
      5.480%, 11/17/14                                     1,286           1,274
   Nissan Auto Receivables Owner Trust,
      Ser 2007-B, Cl A4
      5.160%, 03/17/14                                     2,235           2,233
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
      5.410%, 08/12/11                                     4,391           4,356
      5.260%, 11/14/11                                     2,498           2,458
   Volkswagen Auto Loan Enhanced Trust,
      Ser 2008-1, Cl A3
      4.500%, 07/20/12                                     2,724           2,715
   WFS Financial Owner Trust, Ser 2005-3,
      Cl A3A
      4.250%, 06/17/10                                         5               5
                                                                   -------------
                                                                          37,801
                                                                   -------------
CREDIT CARDS -- 1.9%
   Bank of America Credit Card Trust,
      Cl A9
      2.477%, 09/15/08 (A)                                 5,552           5,425
   Bank of America Credit Card Trust,
      Cl A1
      3.047%, 09/15/08 (A)                                 5,440           5,372
   Capital One Multi-Asset Execution
      Trust, Cl A6
      2.841%, 10/15/08 (A)                                 2,323           2,134
   Capital One Multi-Asset Execution
      Trust, Cl A7
      2.497%, 09/15/08 (A)                                   863             819
   Capital One Multi-Asset Execution
      Trust, Cl A4
      2.497%, 09/15/08 (A)                                 1,572           1,466
   Capital One Multi-Asset Execution
      Trust, Cl A5
      2.527%, 09/15/08 (A)                                 2,593           2,366
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A11, Cl A11
      2.557%, 09/01/08 (A)                                11,599           9,934

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Capital One Multi-Asset Execution
      Trust, Ser 2007-A7, Cl A7
      5.750%, 07/15/20                            $        5,982   $       5,577
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
      5.050%, 02/15/16                                    27,229          26,178
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A5, Cl A5
      4.850%, 02/18/14                                     3,425           3,373
   Citibank Credit Card Issuance Trust,
      Ser 2006-A2, Cl A2
      4.850%, 02/10/11                                     7,663           7,708
   Discover Card Master Trust, Cl A4
      5.650%, 12/15/15                                    14,770          14,436
   Discover Card Master Trust, Cl A2
      3.116%, 09/15/08 (A)                                 4,072           3,775
   Discover Card Master Trust I, Cl A
      2.667%, 09/15/08 (A)                                 1,749           1,703
   Discover Card Master Trust I, Cl A3
      2.547%, 09/15/08 (A)                                 2,429           2,194
   Discover Card Master Trust I,
      Ser 2006-2, Cl A2
      2.497%, 09/15/08 (A)                                 5,884           5,561
   Discover Card Master Trust, Ser 2007-A1,
      Cl A1
      5.650%, 03/16/20                                     4,583           4,279
   Discover Card Master Trust, Ser 2008-A3,
      Cl A3
      5.100%, 10/15/13                                     7,259           7,186
   Washington Mutual Master Note Trust,
      Ser 2006-A2A, Cl A
      2.517%, 09/15/08 (A) (B)                             3,000           2,654
   Washington Mutual Master Note Trust,
      Ser 2007-A2, Cl A2
      2.497%, 09/15/08 (A) (B)                               523             481
                                                                   -------------
                                                                         112,621
                                                                   -------------
MORTGAGE RELATED SECURITIES -- 0.6%
   ABS Home Equity, Ser 2001-HE3,
      Cl A1
      3.007%, 09/15/08 (A)                                   264             233
   ACE Securities, Ser 2006-SL3, Cl A1
      2.572%, 09/25/08 (A)                                 7,716           2,567
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A
      2.712%, 09/25/08 (A)                                 3,210           1,075
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A
      2.512%, 09/25/08 (A)                                 1,368           1,265
   Conseco Finance Home Loan Trust,
      Ser 2001-D, Cl A5
      6.190%, 09/15/08 (A)                                 7,357           7,274
   Contimortgage Home Equity Trust,
      Ser 1997-2, Cl A9
      7.090%, 04/15/28                                        17              17
   Contimortgage Home Equity Trust,
      Ser 1997-5, Cl A6
      6.870%, 10/15/08 (A)                                    24              24
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
      5.549%, 09/25/08                                     2,909           2,646

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Delta Funding Home Equity Loan Trust,
      Ser 1999-3, Cl A1A
      3.287%, 09/15/08 (A)                         $         310   $         227
   EMC Mortgage Loan Trust, Ser 2002-
      AA, Cl A1
      2.942%, 09/25/08 (A) (B)                             1,097             901
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3
      7.775%, 09/01/08                                       249             165
   GMAC Mortgage Loan Trust, Ser 2007-
      HE2, Cl A6
      6.249%, 09/01/08                                       964             423
   Morgan Stanley Capital I, Ser 2007-
      HE2, Cl A2A
      2.512%, 09/25/08 (A)                                   957             895
   Morgan Stanley Home Equity Loans ,
      Ser 2007-1, Cl A1
      2.522%, 09/25/08 (A)                                   858             808
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-3XS, Cl 2A3S
      5.858%, 09/01/08                                        31              20
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3
      2.642%, 09/25/08 (A)                                 6,400           5,098
   Option One Mortgage Loan Trust,
      Cl 2A4
      2.772%, 09/01/08 (A)                                10,000           4,995
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A
      3.072%, 09/25/08 (A)                                   302             276
   Residential Funding Mortgage
      Securities II, Ser 2000-HI1, Cl AI7
      8.290%, 02/25/25                                     1,547           1,355
   Residential Funding Mortgage
      Securities II, Ser 2005-HS1, Cl AI1
      2.592%, 09/25/08 (A)                                 1,075           1,022
   Residential Funding Mortgage
      Securities II, Ser 2007-HSA3, Cl AI2
      5.980%, 10/25/08 (A)                                   922             732
   Terwin Mortgage Trust, Ser 2005-
      9HGS, Cl A1
      4.000%, 09/01/08 (A) (B)                             1,153           1,047
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A2
      4.750%, 10/25/08 (A)                                10,000           2,609
                                                                    ------------
                                                                          35,674
                                                                    ------------
OTHER ASSET-BACKED SECURITIES -- 2.8%
   Amortizing Residential Collateral Trust
      CMO, Ser 2002-BC1, Cl A
      2.812%, 09/25/08 (A)                                   534             472
   CenterPoint Energy Transition Bond
      LLC, Ser 2008-A, Cl A2
      5.234%, 02/01/23                                     1,160           1,115
   CenterPoint Energy Transition Bond
      LLC, Ser 2008-A, Cl A1
      4.192%, 02/01/20                                     1,993           1,908
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Ser 2002-1,
      Cl 2A2
      2.972%, 09/25/08 (A)                                 1,124             969

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   CIGNA CDO, Ser 1996-1, Cl A2
      6.460%, 11/15/08 (B)                         $       2,943           2,061
   Citicorp Residential Mortgage
      Securities, Cl A5
      6.036%, 09/25/36                                     6,340           5,114
   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A1
      5.956%, 07/25/36                                       292             291
   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A2
      5.682%, 07/25/36                                     2,150           2,136
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A2
      5.557%, 09/01/08                                     2,268           2,250
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
      8.130%, 09/15/08 (A)                                 3,080           3,013
   Conseco Finance Securitizations,
      Ser 2000-4, Cl A6
      8.310%, 10/01/08 (A)                                   855             646
   Countrywide Asset-Backed Certificates,
      Cl 1AF3
      5.711%, 10/25/08 (A)                                10,000           6,447
   Countrywide Asset-Backed Certificates,
      Ser 2001-BC3, Cl A
      2.952%, 09/25/08 (A)                                    68              60
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC2, Cl 2A1
      3.072%, 09/25/08 (A)                                   115              85
   Countrywide Asset-Backed Certificates,
      Ser 2006-15, Cl A3
      5.689%, 10/25/08 (A)                                   208             168
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl 2A
      2.767%, 09/15/08 (A)                                 1,090             786
   Countrywide Home Equity Loan Trust,
      Ser 2005-F, Cl 2A
      2.707%, 09/15/08 (A)                                 2,798           1,536
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29, Cl A
      5.600%, 09/25/31                                       685             678
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2006-CB2,
      Cl AF2
      5.501%, 12/25/36                                     1,778           1,640
   Credit-Based Asset Servicing and
      Securitization LLC, Ser 2007-RP1,
      Cl A
      2.782%, 09/25/08 (A) (B)                            17,684          11,846
   Daimler Chrysler Master Owner Trust,
      Cl A
      2.497%, 09/15/08 (A)                                13,017          12,437
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
      5.261%, 04/25/37 (B)                                 3,452           2,894
   Embarcadero Aircraft Securitization
      Trust, Ser 2000-A, Cl A1
      2.947%, 09/15/08 (A) (B)                             4,259           3,577
   Equity One, Ser 2003-2, Cl M1
      5.050%, 09/25/33                                       880             799

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   First Horizon ABS Trust, Ser 2006-
      HE2, Cl A
      2.602%, 09/25/08 (A)                         $         723   $         493
   First Horizon ABS Trust, Ser 2004-
      HE2, Cl A
      2.692%, 09/25/08 (A)                                 1,538           1,233
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
      2.717%, 09/15/08 (A)                                 5,007           4,369
   GMAC Mortgage Loan Trust, Ser 2005-
      HE3, Cl A1VN
      2.732%, 09/25/08 (A)                                 8,529           3,200
   Great America Leasing Receivables,
      Ser 2006-1, Cl A3
      5.340%, 01/15/10 (B)                                 1,515           1,523
   Green Tree Financial, Ser 1996-5,
      Cl A6
      7.750%, 07/15/27                                       709             729
   GSAMP Trust, Ser 2003-SEA, Cl A1
      2.872%, 09/25/08 (A)                                 2,306           1,736
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH1, Cl AF6
      5.501%, 09/01/08                                     9,605           7,608
   Lehman XS Trust, Ser 2005-5N, Cl 1A1
      2.772%, 09/01/08 (A)                                 6,021           3,809
   Lehman XS Trust, Ser 2005-7N,
      Cl 1A1B
      2.772%, 09/25/08 (A)                                 4,470           2,007
   Lehman XS Trust, Ser 2006-GP1,
      Cl A4A
      2.802%, 09/25/08 (A)                                 8,107           3,174
   Liberty Square CDO, Cl A
      3.181%, 10/15/08 (A) (B)                             3,237           3,083
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2B
      5.609%, 03/25/37                                       433             408
   Merrill Lynch Mortgage Investors,
      Ser 2006-WMC2, Cl A2D
      5.609%, 09/01/08                                     5,789           3,860
   Mid-State Trust, Ser 2003-11, Cl A1
      4.864%, 07/15/38                                     3,011           2,762
   MSCC Heloc Trust, Ser 2005-1, Cl A
      2.662%, 09/25/08 (A)                                   539             366
   Nelnet Student Loan Trust, Ser 2008-4,
      Cl A4
      4.280%, 10/27/08 (A)                                 4,370           4,338
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl AIO, IO
      6.000%, 08/15/10                                     5,944             559
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
      4.030%, 02/15/12                                     1,375           1,381
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1
      2.707%, 09/15/08 (A)                                    53              53
   Ownit Mortgage Loan Asset-Backed
      Certificates, Ser 2006-1, Cl AF1
      5.424%, 09/25/08 (C)                                   163             162
   Popular ABS Mortgage Pass-Through
      Trust, Cl A3
      2.782%, 09/25/08 (A)                                10,380           6,124

                                                    Face Amount     Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   RAAC, Ser 2007-RP4, Cl A
      2.822%, 09/25/08 (A) (B)                     $      20,112   $      16,389
   Residential Asset Mortgage Products,
      Ser 2003-RS7, Cl AI6
      5.340%, 09/01/08 (A)                                     1               1
   SLMStudent Loan Trust, Cl A4
      4.450%, 10/27/08 (A)                                 1,521           1,508
      4.255%, 10/27/08 (A)                                 9,612           9,612
      4.064%, 10/27/08 (A)                                 8,078           7,756
   SLMStudent Loan Trust, Cl A5B
      4.000%, 10/27/08 (A)                                 7,973           7,883
   Start, Ser 2003-1, Cl   CTFS
      3.286%, 10/21/08 (A) (B)                             2,381           2,345
   Start, Ser 2003-3, Cl X
      3.186%, 10/21/08 (A) (B)                               460             455
   Swift Master Auto Receivables Trust,
      Ser 2007-1, Cl A
      2.567%, 09/15/08 (A)                                 1,340           1,219
                                                                   -------------
                                                                         163,073
                                                                   -------------
Total Asset-Backed Securities
   (Cost $397,233) ($ Thousands)                                         349,169
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.7%
   FHLB (D)
      3.375%, 06/24/11                                    15,360          15,250
      4.625%, 10/10/12                                     5,000           5,128
   FHLB (F)
      2.238%, 09/10/08 (G)                                 1,435           1,434
      2.338%, 09/12/08 (G)                                 3,052           3,050
      2.194%, 09/15/08 (G)                                71,921          71,869
      2.379%, 09/17/08 (D)(G)                             19,490          19,474
      2.254%, 09/19/08 (G)                                19,370          19,352
      2.431%, 10/03/08 to 10/08/08                         2,938           2,931
   FHLMC (D)
      5.000%, 02/16/17                                     5,124           5,240
      5.625%, 11/23/35                                     5,250           5,150
   FHLMC (F)
      2.409%, 10/20/08 (D)(G)                             24,990          24,909
      2.383%, 10/27/08 (D)(G)                             16,420          16,359
      1.825%, 12/15/08                                       500             496
   FNMA
      6.250%, 02/01/11                                     9,044           8,624
      3.375%, 05/19/11                                     1,000             998
      3.625%, 08/15/11 (D)                                 8,710           8,730
   FNMA
      0.105%, 12/22/08 (F)                                   250             248
   FNMA DN
      1.825%, 12/15/08 (F)                                 7,678           7,620
   FNMA DN , Ser 2002-
      5.250%, 08/01/12                                     2,800           2,587
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $219,599) ($ Thousands)                                         219,449
                                                                   -------------
MUNICIPAL BONDS -- 0.3%
   Commonwealth of Massachusetts,
      Ser B, GO, AMBAC
      Pre-Refunded @ 100
      5.000%, 08/01/14 (H)                                 1,190           1,298


SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                    Face Amount
                                                   ($ Thousands)
                                                      /Shares/
                                                      Notional
                                                       Amount       Market Value
Description                                        ($ Thousands)   ($ Thousands)
-----------                                        -------------   -------------
   Commonwealth of Massachusetts,
      Ser B, GO, FSA
      Pre-Refunded @ 100
      5.500%, 03/01/12 (H)                         $       2,100   $       2,283
   Commonwealth of Massachusetts,
      Ser E, GO, FSA
      Pre-Refunded @ 100
      5.250%, 01/01/13 (H)                                 1,835           2,004
   County of Galveston, Ser C, GO,
      AMBAC
      Pre-Refunded @ 100
      5.000%, 02/01/13 (H)                                 2,090           2,273
   County of Harris, Ser B, GO
      Pre-Refunded @ 100
      5.250%, 10/01/13 (H)                                 2,901           3,233
   Greenville County School District, RB
      Pre-Refunded @ 101
      5.500%, 12/01/12 (H)                                 1,305           1,464
   Metropolitan Atlanta Rapid Transit
      Authority, RB, MBIA
      Pre-Refunded @ 100
      5.000%, 01/01/13 (H)                                   655             714
   Michigan State, Tobacco Settlement
      Finance, Ser A, RB
      7.309%, 06/01/34                                     2,450           2,190
   SanDiego, Tobacco Settlement Asset
      Backed, RB
      7.125%, 06/01/32                                     1,377           1,258
   State of Washington, Ser C-VAR, GO
      Callable 01/01/18 @ 100
      5.000%, 01/01/33                                     1,465           1,485
                                                                   -------------
Total Municipal Bonds
   (Cost $18,460) ($ Thousands)                                           18,202
                                                                   -------------
PREFERRED STOCK -- 0.1%
   Aegon, 6.375% (A)                                         107           1,827
   Merrill Lynch, 4.000% (A) (D)                              63             755
   MetLife, 6.500%                                            87           1,884
   Zurich RegCaPS Funding Trust,
      3.510% (A) (B)                                          --             274
                                                                   -------------
Total Preferred Stock
   (Cost $6,724) ($ Thousands)                                             4,740
                                                                   -------------
PURCHASED SWAPTIONS -- 0.1%
   U.S. Swaption Call, Merrill Lynch* *                   11,686           1,118
   U.S. Swaption Call, Merrill Lynch* *                   88,575           1,610
                                                                   -------------
Total Purchased Swaptions
   (Cost $959) ($ Thousands)                                               2,728
                                                                   -------------
EURODOLLAR -- 0.0%
   Lloyds TSB Bank
      3.218%, 08/31/08                                     1,600           1,040
                                                                   -------------
Total EuroDollar
   (Cost $1,374) ($ Thousands)                                             1,040
                                                                   -------------

                                                    Face Amount
                                                   ($ Thousands)    Market Value
Description                                           /Shares      ($ Thousands)
-----------                                        -------------   -------------
COMMERCIAL PAPER -- 0.8%
   BNP Paribas Finance
      2.509%, 09/18/08                             $      21,190   $      21,165
   Merrill Lynch
      2.626%, 09/26/08 (G)                                 2,315           2,311
   Rabobank USA Financial
      2.366%, 09/25/08 (G)                                21,195          21,162
                                                                   -------------
Total Commercial Paper (Cost $44,638)
   ($ Thousands)                                                          44,638
                                                                   -------------
CERTIFICATES OF DEPOSIT -- 0.1%
   JPMorgan Chase Bank
      7.590%, 12/28/07 (A)                                 2,630           2,547
      8.750%, 11/28/21 (A)                                 2,751           2,700
                                                                   -------------
Total Certificates of Deposit (Cost $5,261)
   ($ Thousands)                                                           5,247
                                                                   -------------
CASH EQUIVALENTS -- 2.8%
   Evergreen Institutional Money Market
      Fund, Institutional Class
      2.580% **                                        3,807,441           3,807
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700% **+              162,382,772         162,383
                                                                   -------------
Total Cash Equivalents
   (Cost $166,190) ($ Thousands)                                         166,190
                                                                   -------------
AFFILIATED PARTNERSHIP -- 13.2%
   SEI Liquidity Fund, L.P.
   2.740%, 09/01/08** +(I)                           786,615,857         781,776
                                                                   -------------
Total Affiliated Partnership
   (Cost $786,616) ($ Thousands)                                         781,776
                                                                   -------------
REPURCHASE AGREEMENT -- 4.9%
   Deutsche Bank
      2.100%, dated 08/29/08, to be
      repurchased on 09/02/08,
      repurchase price $289,000,000
      (collateralized by a U.S.
      Government obligation, par value
      $289,440,000, 5.625%,
      06/29/12, with a total market
      value of $289,067,433)                             289,000         289,000
                                                                   -------------
Total Repurchase Agreement
   (Cost $289,000) ($ Thousands)                                         289,000
                                                                   -------------
Total Investments -- 129.2%
   (Cost $7,950,753)($ Thousands)+++                               $   7,677,696
                                                                   =============


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                     Contracts/
                                                      Notional
                                                       Amount       Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                        -------------   -------------
WRITTEN OPTIONS -- 0.3%
   September 2008 U.S. Ten Year
      Treasury Call, Expires 08/25/08,
      Strike Price $113.50                                  (102)  $        (400)
   December 2008 U.S. Ten Year
      Treasury Call, Expires 11/25/08,
      Strike Price $117.50                                  (292)           (282)
   December 2008 U.S. Ten Year
      Treasury Call, Expires 11/24/08,
      Strike Price $115.50                                  (157)           (282)
   December 2008 U.S. Ten Year
      Treasury Call, Expires 11/25/08,
      Strike Price $118.00                                  (277)           (255)
   December 2008 U.S. Ten Year
      Treasury Call, Expires 11/24/08,
      Strike Price $117.00                                  (154)           (242)
   December 2008 U.S. Ten Year
      Treasury Put, Expires 11/24/08,
      Strike Price $112.00                                  (180)           (129)
   December 2008 U.S. Ten Year
      Treasury Put, Expires 11/25/08,
      Strike Price $111.00                                   (80)            (45)
   September 2008 U.S. Ten Year
      Treasury Call, Expires 08/25/08,
      Strike Price $115.50                                   (43)            (35)
   December 2008 U.S. Ten Year
      Treasury Call, Expires 11/24/08,
      Strike Price $108.00                                  (135)            (28)
   August 2008 U.S. Long Treasury Call,
      Expires 08/25/08,
      Strike Price $120.00                                  (148)            (10)
   August 2008 U.S. Long Treasury Put,
      Expires 08/25/08,
      Strike Price $114.00                                   (92)             (3)
   September 2008 U.S. Ten Year
      Treasury Call, Expires 08/25/08,
      Strike Price $116.50                                   (42)             (2)
   September 2008 U.S. Five Year
      Treasury Put, Expires 08/25/08,
      Strike Price $110.50                                   (35)             (1)
                                                                   -------------
Total Written Options
   (Premiums Received $1,737) ($ Thousands)                               (1,714)
                                                                   -------------
WRITTEN SWAPTION -- 0.0%
   U.S. Swaption Call, Merrill Lynch *                   (44,000)         (2,443)
                                                                   -------------
Total Written Swaption
   (Premiums Received $(959)) ($ Thousands)                        $      (2,443)
                                                                   -------------

                              Credit Default Swaps

                                                                                                                         Net
                                                                                                                     Unrealized
                                                                            (Pays)/                                 Appreciation
                                                                Buy/Sell   Receives  Termination  Notional Amount  (Depreciation)
Counterparty                Reference Entity/Obligation        Protection    Rate        Date       (Thousands)     ($Thousands)
------------         ----------------------------------------  ----------  --------  -----------  ---------------  --------------
Morgan Stanley       Conocophillips 4.750% 10/15/20               Sell        0.27%     09/20/12          (1,620)  $         (13)
Deutsche Bank        ABX.HE.AAA 06-2 Index                        Sell        0.11%     05/25/46          (4,100)         (1,383)


SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                                                                                                                         Net
                                                                                                                     Unrealized
                                                                            (Pays)/                                 Appreciation
                                                                Buy/Sell   Receives  Termination  Notional Amount  (Depreciation)
Counterparty                Reference Entity/Obligation        Protection    Rate        Date       (Thousands)     ($ Thousands)
------------         ----------------------------------------  ----------  --------  -----------  ---------------  --------------
Lehman Brothers      ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (3,000)  $        (854)
Lehman Brothers      ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (1,975)           (602)
Lehman Brothers      ABX.HE.AA 06-2 Index                         Sell       0.17%      05/25/46          (4,720)           (933)
Lehman Brothers      ABX.HE.AA 06-2 Index                         Sell       0.17%      05/25/46          (2,360)           (379)
Lehman Brothers      ABX.HE.BBB 07-2 Index                        Sell       5.00%      01/25/38          (5,650)         (2,180)
JPMorgan Chase Bank  ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (4,550)         (3,017)
Lehman Brothers      ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (1,975)           (707)
Lehman Brothers      ABX.HE.AAA 07-1 Index                        Sell       0.09%      08/25/37          (7,500)         (1,025)
Lehman Brothers      ABX.HE.AA 06-2 Index                         Sell       0.17%      05/25/46         (10,000)         (2,602)
Lehman Brothers      ABX.HE.AAA 07-2 Index                        Sell       0.76%      01/25/38          (9,000)         (1,211)
Lehman Brothers      ABX.HE.AAA 07-2 Index                        Sell       0.76%      01/25/38          (4,000)           (468)
Morgan Stanley       ABX.HE.AAA 07-2 Index                        Sell       0.76%      01/25/38          (4,000)           (379)
Morgan Stanley       ABX.HE.AAA 07-2 Index                        Sell       0.76%      01/25/38          (3,000)           (269)
Lehman Brothers      ABX.HE.AAA 07-1 Index                        Sell       0.09%      08/25/37            (750)            (73)
Lehman Brothers      ABX.HE.AAA 07-2 Index                        Sell       0.76%      01/25/38          (2,000)           (178)
Morgan Stanley       ABS CDS-W ABX-HE-AAA 07-1                    Sell       0.09%      08/25/37          (2,100)             (5)
Lehman Brothers      ABS CDS-W ABX-HE-AAA 07-2                    Sell       0.01%      01/25/38          (2,250)             (6)
Citigroup            ABX-HE-AAA 06-2                              Sell       0.00%      05/25/46          (2,100)             87
Credit Suisse        ABX-HE-AAA 06-1                              Sell       0.00%      08/25/37          (4,000)            233
Merrill Lynch        ABX.HE.BBB 07-2 Index                        Sell       5.00%      01/25/38          (2,350)           (897)
Citibank             ABX.HE.AA 07-1 Index                         Sell       0.15%      08/25/37          (1,300)           (932)
Citibank             ABX.HE.AA 07-1 Index                         Sell       0.15%      08/25/38          (1,300)           (874)
JPMorgan Chase Bank  ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (2,600)         (1,808)
JPMorgan Chase Bank  ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (1,300)           (892)
Citibank             ABX.HE.AAA 07-1 Index                        Sell       0.09%      08/25/37          (3,545)         (1,186)
Barclays Bank PLC    ABX.HE.AAA 07-1 Index                        Sell       0.09%      08/25/37          (4,680)         (1,580)
Lehman Brothers      ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (1,975)           (818)
Lehman Brothers      ABX.HE.AA 07-2 Index                         Sell       1.92%      01/25/38          (1,975)           (699)
Lehman Brothers      ABX.HE.AAA 07-1 Index                        Sell       0.09%      08/25/37            (170)            (42)
Citibank             Darden Restaurants Inc., 7.125% 02/01/16     Buy       (2.40)%     03/20/15           1,200             (31)
Deutsche Bank        Pulte Homes Inc., 5.250% 01/15/2014          Buy       (4.00)%     03/20/15           2,250            (140)
Deutsche Bank        Pulte Homes Inc., 5.250% 01/15/2014          Buy       (4.62)%     03/20/13           2,250            (145)
Deutsche Bank        Darden Restaurants Inc., 7.125% 02/01/16     Buy       (2.25)%     03/20/13             600             (10)
Morgan Stanley       Darden Restaurants Inc., 7.125% 02/01/16     Buy       (2.25)%     03/20/13             600             (10)
JPMorgan Chase Bank  Ambac Assurance, 12/20/12                    Buy       (0.91)%     12/20/12           6,550             482
Citibank             Ambac Credassurance, 12/20/12                Buy       (2.83)%     12/20/12           1,400              97
Deutsche Bank        Ambac Assurance, 12/20/12                    Buy       (0.74)%     12/20/12           8,725             417
Barclays Bank PLC    Goldman Sachs Group Inc., 12/20/12           Buy       (0.75)%     12/20/12             300              14
Barclays Bank PLC    Lehman Brothers Holdings Inc., 12/20/17      Buy       (1.16)%     12/20/14           3,210             425
Merrill Lynch        Ambac Credassurance, 12/20/12                Buy       (3.56)%     12/20/12           1,970             246
Merrill Lynch        Ambac Credassurance, 12/20/12                Buy       (2.78)%     12/20/12           3,300             229


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                                                                                         Net
                                                                                                                     Unrealized
                                                                            (Pays)/                                 Appreciation
                                                                Buy/Sell   Receives  Termination  Notional Amount  (Depreciation)
Counterparty                Reference Entity/Obligation        Protection    Rate        Date       (Thousands)     ($ Thousands)
------------         ----------------------------------------  ----------  --------  -----------  ---------------  --------------
Merrill Lynch        Ambac Credassurance, 12/20/12                 Buy      (3.65)%     12/20/12           1,375   $         170
Merrill Lynch        Ambac Credassurance, 12/20/12                 Buy      (2.83)%     12/20/12           2,000             138
Merrill Lynch        Ambac Assurance, 12/20/12                     Buy      (3.88)%     12/20/12           3,050             243
Citibank             Ambac Assurance, 12/20/12                     Buy      (3.91)%     12/20/12           1,600             127
Citibank             Ambac Assurance, 12/20/17                     Buy      (0.51)%     12/20/17           3,200             189
Citibank             DTE Energy Company, 6/20/2011                 Buy      (0.70)%     06/20/11           6,528               6
Citibank             Lehman Brothers Holdings, 12/20/12            Buy      (1.08)%     12/20/12           3,300             108
Citigroup            Goldman Sachs Group Inc., 06/20/13            Buy      (1.09)%     06/20/13           6,047             337
Citibank             Whirlpool Corporation, 09/20/13               Buy       1.25%      09/20/13           1,205              11
Citibank             Lehman Brothers Holdings Inc., 09/20/13       Buy      (1.33)%     09/20/13          (1,207)             (6)
Citibank             General Electric Capital Corporation          Sell      1.17%      03/20/13          (7,000)           (362)
Citibank             CDX.NA.IG 9 Index                             Sell      0.74%      12/20/12         (10,000)           (335)
Citibank             CDX.NA.IG 9 Index                             Sell      0.78%      12/20/12          (5,000)           (167)
Citibank             Countrywide Home Loans Inc., 09/20/13         Sell      2.58%      09/20/13          (8,227)           (254)
Citibank             HSBC Bank, 12/20/17                           Buy      (0.61)%     12/20/17           4,500             174
Citibank             Bank Of America Corporation, 09/20/13         Buy        1.26%     09/20/13           8,227               7
Citibank             Ambac Assurance, 12/20/17                     Buy      (0.70)%     12/20/17           3,200             242
Citibank             Wachovia Corporation, 3/20/13                 Sell       1.17%     03/20/13          (4,000)           (245)
Citigroup            Whirlpool Corp., 09/20/13                     Buy      (1.40)%     09/20/13           1,762               5
Citigroup            The Royal Bank Of Scotland, 09/20/13          Buy      (1.10)%     09/20/13           5,254              14
Citigroup            Unicredit SPA, 09/20/18                       Buy      (0.78)%     09/20/18           1,438              --
Citigroup            Deutsche Bank AG, 09/20/13                    Buy      (0.70)%     09/20/13           5,860              36
Citigroup            Italian Republic, 09/20/18                    Sell      0.50%      09/20/18          (1,444)              2
Citigroup            Barclays Bank, 09/20/13                       Sell      1.25%      09/20/13           5,860               1
Citigroup            Santander International Debt Sau, 09/20/13    Buy      (0.73)%     09/20/13           5,860              47
Citigroup            BNP Paribas, 09/20/13                         Buy      (0.49)%     09/20/13           5,860              35
                                                                                                                   -------------
                                                                                                                   $     (23,595)
                                                                                                                   =============

                               Interest Rate Swaps

                                                                                              Net Unrealized
                                                                                               Appreciation
                                                                Termination  Notional Amount  (Depreciation)
Counterparty            Fund pays           Fund receives           Date       (Thousands)     ($ Thousands)
------------         ---------------  ------------------------  -----------  ---------------  --------------
Morgan Stanley                 5.20%  3-month LIBOR               06/17/19             8,400  $        (326)
Citigroup                      5.06%  3-month LIBOR               06/10/19             8,400           (235)
Lehman Brothers                5.05%  5-year swaption straddle    10/16/17             3,060             79
Morgan Stanley                 5.04%  3-month LIBOR               06/13/19             6,370           (166)
Merrill Lynch                  5.03%  5-year swaption straddle    10/16/17             3,060             49
Merrill Lynch                  5.00%  5-year swaption straddle    10/18/17             3,060             55
Citigroup                      4.97%  3-month LIBOR               06/11/19            14,000           (296)
Lehman Brothers                4.97%  3-month LIBOR               06/11/19             8,400           (178)
Lehman Brothers                4.93%  3-month LIBOR               06/03/19            18,830           (344)
Lehman Brothers                4.65%  5-year swaption straddle    05/18/17            12,000            632
Lehman Brothers                4.52%  5-year swaption straddle    05/24/17             6,830            417


SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

August 31, 2008

                               Interest Rate Swaps

                                                                                              Net Unrealized
                                                                                               Appreciation
                                                                Termination  Notional Amount  (Depreciation)
Counterparty            Fund pays           Fund receives           Date       (Thousands)     ($ Thousands)
------------         ---------------  ------------------------  -----------  ---------------  --------------
Deutsche Bank             4.44%       6-month LIBOR               04/14/18            16,400  $         460
Citigroup                 2.88%       3-month LIBOR               04/14/11             6,528             59
Deutsche Bank         6-month LIBOR       4.25%                   04/14/10            78,700         (1,341)
Deutsche Bank        6-month EURIBOR      4.46%                   05/12/10             6,200            (69)
Citigroup             3-month LIBOR       4.23%                   06/10/11            34,480            245
Citigroup             3-month LIBOR       4.21%                   06/11/11            57,470            382
Citigroup             3-month LIBOR       0.04%                   12/15/10             9,870            154
Citigroup             3-month LIBOR       3.19%                   04/22/10            31,972            256
Citigroup             3-month LIBOR       4.27%                   01/23/18            19,207            254
Deutsche Bank         3-month LIBOR       4.40%                   05/31/12            13,126            391
Lehman Brothers       3-month LIBOR       7.16%                   05/25/22             6,000             52
Lehman Brothers       3-month LIBOR       7.88%                   06/04/22             4,170             18
Lehman Brothers       3-month LIBOR       4.17%                   06/03/11            77,330            487
Lehman Brothers       3-month LIBOR       4.38%                   06/11/11            34,460            341
Merrill Lynch         3-month LIBOR       3.40%                   02/26/13             6,594           (152)
Merrill Lynch         3-month LIBOR       3.70%                   02/22/13            13,162           (138)
Morgan Stanley        3-month LIBOR       4.48%                   06/13/11            26,150            304
Morgan Stanley        3-month LIBOR       4.75%                   06/17/11            34,480            572
Merrill Lynch         3-month LIBOR       0.04%                   12/15/10            30,830            419
                                                                                              -------------
                                                                                              $       2,381
                                                                                              =============

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2008, is as follows:

                                                          Unrealized
                        Currency          Currency to    Appreciation
                       to Deliver           Receive     (Depreciation)
Maturity Date         (Thousands)         (Thousands)   ($ Thousands)
-------------         -----------         -----------   --------------
11/5/08         EUR        25,929   USD        40,706   $       2,674
11/5/08         GBP         9,109   USD        17,998           1,470
11/5/08         USD        21,720   JPY     2,316,816            (285)
                                                        -------------
                                                        $       3,859
                                                        =============

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
                            CONTRACTS    EXPIRATION   (DEPRECIATION)
TYPE OF CONTRACT          LONG (SHORT)      DATE       ($ THOUSANDS)
----------------          ------------   ----------   --------------
90-Day Euro$                      669    Sep-2008     $        (424)
90-Day Euro$                      101    Dec-2008                42
90-Day Euro$                    1,270    Mar-2009                31
90-Day Euro$                      (26)   Sep-2009               (29)
90-Day Euro$                      (26)   Dec-2009               (29)
90-Day Euro$                      (26)   Mar-2010               (28)
90-Day Euro$                      (26)   Jun-2010               (27)


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
                            CONTRACTS    EXPIRATION   (DEPRECIATION)
TYPE OF CONTRACT          LONG (SHORT)      DATE       ($ THOUSANDS)
----------------          ------------   ----------   --------------
90-Day Euro$                      (26)   Sep-2010     $         (27)
90-Day Euro$                      (26)   Dec-2010               (24)
90-Day Euro$                      (26)   Mar-2011               (22)
90-Day Euro$                      (26)   Jun-2011               (21)
Euro-Bund                         157    Sep-2008               428
U.S. 10-Year Note              (1,394)   Dec-2008               135
U.S. 10-Year Note                (262)   Dec-2008               (92)
U.S. 2-Year Note                  256    Dec-2008                36
U.S. 2-Year Note                   22    Dec-2008                 4
U.S. 5-Year Note                2,854    Dec-2008               348
U.S. 5-Year Note                  757    Dec-2008                57
U.S. Long Treasury Bond           (28)   Dec-2008                (4)
U.S. Long Treasury Bond           (35)   Dec-2008                 7
U.S. Long Treasury Bond          (263)   Dec-2008               (12)
                                                      -------------
                                                                349
                                                      =============

     Percentages are based on a Net Assets of $5,947,331 ($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

+    Investment in Affiliated Security.

++   Real Estate Investment Trust

(A) Variable Rate Security - The rate reported is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2008. The coupon on a step bond changes on a specified date.

(D) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $746,553 ($ Thousands).

(E) Securities considered illiquid. The total value of such securities as of August 31, 2008 was $3,046 ($ Thousands) and represented 0.05% of Net Assets.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)  The rate reported is the effective yield at time of purchase.

(H)  Pre-Refunded Security -- The maturity date shown is the pre-refunded date.

(I) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $786,616 ($ Thousands)

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(K) Security, or portion thereof, has been pledged as collateral on open swap contracts.

+++ At August 31, 2008, the tax basis cost of the Fund's investments was $7,950,753 ($ Thousands), and the unrealized appreciation and depreciation were $62,356 ($ Thousands) and $(335,412) ($ Thousands) respectively.

ABS -- Asset-Based Security
AMBAC -- American Municipal Bond Assurance Corporation
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only - face amount represents notional amount
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Private Investment in Public Entity
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation Protection Security
USD -- U.S. Dollar

Amounts designated as "--" are $O or have been rounded to $O

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
CORPORATE OBLIGATIONS -- 80.9%
CONSUMER DISCRETIONARY -- 22.8%
   Adelphia Communications (escrow
      security)
      10.250%, 06/15/11 (A)                       $          125   $          11
      7.875%, 05/01/09 (A)                                    75               6
      7.750%, 01/15/09 (A)                                   250              21
   Adelphia Communications, Ser B
      (escrow security)
      9.500%, 02/15/04 (A)                                    25               2
   American Greetings
      7.375%, 06/01/16                                       800             760
   AmeriGas Partners
      7.125%, 05/20/16                                       495             460
   Amscan Holdings
      8.750%, 05/01/14                                     1,725           1,518
   ARAMARK
      8.500%, 02/01/15                                     1,040           1,048
   Aramark Services
      6.301%, 11/03/08 (B)                                   325             302
   ArvinMeritor
      8.750%, 03/01/12 (C)                                 2,450           2,211
   Asbury Automotive Group
      7.625%, 03/15/17                                       225             161
   Ashtead Capital
      9.000%, 08/15/16 (D)                                 3,079           2,771
   Ashtead Holdings PLC
      8.625%, 08/01/15 (C) (D)                               195             174
   AutoNation
      4.791%, 10/15/08 (B)                                   680             561
   Avis Budget Car Rental LLC
      7.750%, 05/15/16                                       475             324
      5.304%, 11/17/08 (B) (C) (D)                           615             406
   Bausch & Lomb Optical Supplies
      9.875%, 11/01/15 (D)                                 1,310           1,346
   Beazer Homes USA
      8.625%, 05/15/11                                       275             217
      6.875%, 07/15/15                                       725             479
      6.500%, 11/15/13                                     1,300             871
   Blockbuster
      9.000%, 09/01/12 (C)                                 2,100           1,664
   Bonten Media Acquisition
      9.000%, 06/01/15 (D)                                 1,400           1,022
   Boyd Gaming
      7.125%, 02/01/16                                     1,640           1,242
      6.750%, 04/15/14 (C)                                 2,075           1,603
   Broder Brothers, Ser B
      11.250%, 10/15/10 (C)                                1,200             828
   Brown Shoe
      8.750%, 05/01/12                                     1,025           1,015
   Burlington Coat Factory Warehouse
      11.125%, 04/15/14 (C)                                1,225             885
   Cablevision Systems, Ser B
      7.133%, 10/01/08 (B)                                   367             369
   Caesars Entertainment
      7.875%, 03/15/10 (C)                                 1,975           1,684
   Carrols
      9.000%, 01/15/13                                     1,000             845
   CCH I Holdings LLC (C)
      11.750%, 05/15/14                                      150              80

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      11.125%, 01/15/14 (D)                       $          275   $         138
      10.000%, 05/15/14                                      350             173
      9.920%, 04/01/14                                       400             198
   CCH I LLC
      11.000%, 10/01/15 (C)                                8,057           6,183
      11.000%, 10/01/15                                      200             153
   CCH II LLC
      10.250%, 09/15/10                                    2,145           2,059
   CCH II LLC, Ser B
      10.250%, 09/15/10                                      200             191
   CCO Holdings LLC
      8.750%, 11/15/13 (C)                                 3,785           3,567
   Centex
      4.550%, 11/01/10                                       255             227
   Charter Communications Operating LLC
      10.875%, 09/15/14 (D)                                2,225           2,336
   Charter Communications Operating LLC
      8.000%, 04/30/12 (D)                                   175             169
   Choctaw Resort Development Entity
      7.250%, 11/15/19 (D)                                   962             762
   Cinemark
      9.750%, 03/15/09 (E)                                   425             410
   Claire's Stores
      10.500%, 06/01/17 (C)                                  975             361
      9.625%, 06/01/15                                     2,265             634
      9.250%, 06/01/15 (C)                                   925             384
   Clear Channel Communications
      5.500%, 09/15/14                                       650             317
   Cooper-Standard Automotive
      8.375%, 12/15/14                                       450             306
   Couche-Tard US
      7.500%, 12/15/13                                     5,733           5,345
   COX Communications
      7.875%, 08/15/09                                     1,320           1,346
   COX Enterprises
      7.375%, 06/15/09 (D)                                 3,425           3,470
   CSC Holdings
      8.125%, 07/15/09                                     4,000           4,055
   CSC Holdings, Ser B
      8.125%, 08/15/09                                        75              76
   Dana (escrow security)
      0.000%, 03/15/28                                       200               6
      0.000%, 03/01/09                                       175               5
      0.000%, 03/15/08                                       100               3
      0.000%, 03/01/29                                     1,100              30
   Delphi
      7.125%, 05/01/29 (A)                                 1,125             141
      6.500%, 05/01/09 (A) (C)                               675              88
   Denny's Holdings
      10.000%, 10/01/12                                       95              91
   Dex Media
      9.000%, 11/15/13 (E)                                 1,625             943
      9.000%, 11/15/13 (C) (E)                             2,635           1,528
      8.000%, 11/15/13 (C)                                   725             428
   Dex Media West, Ser B
      9.875%, 08/15/13 (D)                                 4,160           3,203
      9.875%, 08/15/13 (D)                                   660             508
      8.500%, 08/15/10                                     4,000           3,840
   DirecTV Holdings LLC
      7.625%, 05/15/16 (D)                                 2,515           2,509
      6.375%, 06/15/15                                     5,125           4,830

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Dollar General
      10.625%, 07/15/15                           $        1,250   $       1,253
   DR Horton
      6.500%, 04/15/16                                       325             260
      6.000%, 04/15/11                                       370             333
      5.625%, 01/15/16                                       600             462
   Echostar DBS
      7.750%, 05/31/15 (D)                                 3,790           3,619
      7.125%, 02/01/16                                     3,795           3,491
      7.000%, 10/01/13                                     1,770           1,682
      6.625%, 10/01/14                                     2,470           2,272
      5.750%, 10/01/08                                     4,565           4,565
   El Dorado Casino Shreveport PIK
      10.000%, 08/01/12                                    1,102           1,061
   Expedia
      8.500%, 07/01/16 (D)                                   885             861
   Eye Care Centers of America
      10.750%, 02/15/15                                      600             619
   Ferrellgas Escrow LLC
      6.750%, 05/01/14                                       760             661
   Ferrellgas Partners
      6.750%, 05/01/14 (D)                                 1,500           1,305
   Fontainebleau Las Vegas
      10.250%, 06/15/15 (D)                                4,750           2,244
   Ford Motor
      7.450%, 07/16/31 (C)                                 2,385           1,228
      6.500%, 08/01/18                                     3,085           1,573
   Gaylord Entertainment
      8.000%, 11/15/13                                       900             826
   General Motors
      8.375%, 07/15/33 (C)                                 6,274           3,106
      8.250%, 07/15/23 (C)                                 4,550           2,218
      7.700%, 04/15/16 (C)                                 1,851             935
      7.200%, 01/15/11 (C)                                   550             353
      7.125%, 07/15/13 (C)                                 3,235           1,747
   General Motors Nova Scotia Finance
      6.850%, 10/15/08                                     4,450           4,417
   General Nutrition Centers PIK
      7.199%, 03/15/14 (B)                                   550             478
   Goodyear Tire & Rubber
      9.000%, 07/01/15 (C)                                   861             885
      8.625%, 12/01/11                                       831             856
      7.857%, 08/15/11                                       825             829
   Great Canadian Gaming
      7.250%, 02/15/15 (C) (D)                               275             259
   Group 1 Automotive
      8.250%, 08/15/13                                       475             432
   GSC Holdings
      8.000%, 10/01/12                                     1,480           1,550
   Hanesbrands, Ser B
      6.508%, 12/15/08 (B)                                 4,115           3,559
   Harrah's Operating
      10.750%, 02/01/16 (C) (D)                            4,335           2,915
      8.000%, 02/01/11                                       625             513
      5.500%, 07/01/10                                       745             626
   Herbst Gaming
      8.125%, 06/01/12 (A)                                 1,075              97
      7.000%, 11/15/14 (A) (C)                               900              81
   Hertz
      10.500%, 01/01/16 (C)                                2,650           2,339
      8.875%, 01/01/14                                     1,025             960

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      8.875%, 01/01/14                            $        3,575   $       3,347
   Idearc
      8.000%, 11/15/16                                     1,680             760
   Indianapolis Downs
      11.000%, 11/01/12 (C) (D)                              900             716
   Inergy
      8.250%, 03/01/16 (D)                                   400             376
      6.875%, 12/15/14                                     1,130           1,017
   Inn of the Mountain Gods
      12.000%, 11/15/10                                      225             160
   Isle of Capri Casinos
      7.000%, 03/01/14 (C)                                   853             610
   Jarden
      7.500%, 05/01/17 (C)                                 6,125           5,450
   Jo-Ann Stores
      7.500%, 03/01/12                                       350             329
   K. Hovnanian Enterprises
      11.500%, 05/01/13 (D)                                   50              51
      8.625%, 01/15/17                                     1,825           1,205
      7.500%, 05/15/16                                       450             279
      6.500%, 01/15/14                                       500             315
      6.375%, 12/15/14                                       285             180
      6.250%, 01/15/16                                     1,150             702
      6.250%, 01/15/15                                       650             410
   Lamar Media
      7.250%, 01/01/13 (C)                                 2,150           2,043
      6.625%, 08/15/15                                       525             465
      6.625%, 08/15/15 (C)                                 4,110           3,648
   LBI Media
      11.000%, 10/15/08 (E)                                  625             513
      8.500%, 08/01/17 (D)                                   170             123
   Lear
      8.750%, 12/01/16                                     1,135             854
   Leslie's Poolmart
      7.750%, 02/01/13                                       525             483
   Levi Strauss
      9.750%, 01/15/15                                       390             351
   Liberty Media LLC
      7.875%, 07/15/09                                     2,000           2,024
   LIN Television
      6.500%, 05/15/13 (C)                                 3,700           3,034
   LIN Television, Ser B
      6.500%, 05/15/13                                       730             599
   Mandalay Resort Group
      9.375%, 02/15/10                                       525             515
   Mediacom LLC
      9.500%, 01/15/13                                     1,463           1,415
   MediMedia USA
      11.375%, 11/15/14 (D)                                  725             725
   Meritage Homes
      7.000%, 05/01/14 (D)                                    75              60
      6.250%, 03/15/15                                        50              39
   MGM Mirage
      8.375%, 02/01/11 (C)                                 1,275           1,157
      7.500%, 06/01/16                                     6,870           5,598
      6.875%, 04/01/16                                     2,020           1,601
      6.750%, 04/01/13                                     2,550           2,219
      6.750%, 09/01/12                                     1,800           1,548
      6.000%, 10/01/09                                     1,500           1,470
      5.875%, 02/27/14                                     3,085           2,468

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Michaels Stores
      11.375%, 11/01/16                           $           21   $          13
      10.000%, 11/01/14 (C)                                1,475           1,106
   Mobile Mini
      6.875%, 05/01/15                                       800             682
   Mobile Services Group
      9.750%, 08/01/14                                       425             404
   Mohegan Tribal Gaming Authority
      6.875%, 02/15/15 (C)                                   975             683
      6.125%, 02/15/13 (C)                                   325             273
   Neff
      10.000%, 06/01/15 (C)                                1,725             681
   Neiman-Marcus Group
      10.375%, 10/15/15 (C)                                  825             804
   Neiman-Marcus Group PIK
      9.000%, 10/15/15                                     3,950           3,841
   Nexstar Finance
      7.000%, 01/15/14                                     2,775           2,276
   Nielsen Finance LLC
      12.500%, 08/01/16 (E)                                  825             565
      10.000%, 08/01/14                                      575             582
      10.000%, 08/01/14 (D)                                  450             456
   Outback Steakhouse
      10.000%, 06/15/15 (D)                                  975             536
   Penhall International
      12.000%, 08/01/14 (D)                                  750             540
   Penn National Gaming
      6.750%, 03/01/15                                     4,040           3,514
   Penske Auto Group
      7.750%, 12/15/16                                     1,700           1,379
   Perry Ellis International, Ser B
      8.875%, 09/15/13                                     1,544           1,419
   Phillips-Van Heusen
      8.125%, 05/01/13                                       475             481
   Pinnacle Entertainment
      8.750%, 10/01/13                                       590             583
   Pokagon Gaming Authority
      10.375%, 06/15/14 (D)                                1,096           1,143
   Quebecor Media
      7.750%, 03/15/16                                     1,025             964
      7.750%, 03/15/16                                     5,345           5,023
   Quebecor World Capital
      8.750%, 03/15/16 (A) (C) (D)                         2,650           1,173
      6.125%, 11/15/13 (A) (C)                             1,800             644
   Rent-A-Center, Ser B
      7.500%, 05/01/10 (C)                                 3,625           3,553
   RH Donnelley
      8.875%, 10/15/17 (C)                                 5,015           2,582
   RH Donnelley, Ser A-1
      6.875%, 01/15/13                                     1,100             600
   RH Donnelley, Ser A-2
      6.875%, 01/15/13                                     1,810             995
   RJ Tower
      12.000%, 06/01/13 (A) (C)                              425               4
   Royal Caribbean Cruises
      7.250%, 06/15/16                                     1,065             911
   RSC Equipment Rental
      9.500%, 12/01/14 (C)                                 5,755           4,604
   Ryland Group, Ser 2006-
      6.875%, 06/15/13                                       560             490

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Sally Holdings LLC
      10.500%, 11/15/16 (C)                       $          580   $         583
      9.250%, 11/15/14 (C)                                 3,220           3,256
   Sbarro
      10.375%, 02/01/15 (C)                                  200             138
   Sealy Mattress
      8.250%, 06/15/14 (C)                                 5,085           4,093
   Service International
      7.375%, 10/01/14                                     1,555           1,516
      7.000%, 06/15/17                                       975             909
      6.750%, 04/01/15                                     1,330           1,240
      6.750%, 04/01/16                                     1,725           1,588
   Shingle Springs Tribal Group
      9.375%, 06/15/15 (D)                                   675             548
   Simmons
      10.000%, 12/15/14 (C) (E)                            6,595           4,155
      7.875%, 01/15/14 (C)                                 1,200             954
   Sinclair Broadcast Group
      2.000%, 01/15/11 (D) (E)                               400             367
   Sinclair Television Group
      8.000%, 03/15/12 (C)                                 2,500           2,444
   Six Flags
      9.625%, 06/01/14 (C)                                   325             184
   Sonic Automotive, Ser B
      8.625%, 08/15/13                                     2,285           1,759
   Stanadyne Holdings
      12.000%, 08/15/09 (E)                                1,500           1,110
   Stanadyne, Ser 1
      10.000%, 08/15/14                                      475             447
   Standard-Pacific
      7.750%, 03/15/13                                       625             531
      7.000%, 08/15/15 (C)                                   700             557
   Station Casinos
      6.875%, 03/01/16                                     1,430             622
      6.625%, 03/15/18                                     2,515           1,044
   Steinway Musical Instruments
      7.000%, 03/01/14 (D)                                 5,645           5,052
   Stewart Enterprises
      6.250%, 02/15/13                                     1,215           1,172
   Sun Media
      7.625%, 02/15/13                                     1,175           1,113
   Sunstate Equipment
      10.500%, 04/01/13 (D)                                  730             533
   Tenneco
      8.625%, 11/15/14 (C)                                 4,589           3,900
      8.125%, 11/15/15                                       365             328
   Ticketmaster
      10.750%, 08/01/16 (D)                                  375             384
   Toll
      8.250%, 12/01/11                                     1,340           1,286
      8.250%, 02/01/11                                       750             724
   Town Sports International
      11.000%, 02/01/09 (E)                                1,454           1,363
   Travelport LLC
      11.875%, 09/01/16 (C)                                5,185           3,902
      9.875%, 09/01/14                                     1,040             850
      7.436%, 12/01/08 (B)                                 2,044           1,610
   TRW Automotive
      7.250%, 03/15/17 (C) (D)                             3,130           2,692
      7.000%, 03/15/14 (C) (D)                             3,345           2,944

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   United Components
      9.375%, 06/15/13                            $        1,460   $       1,299
   United Rentals North America
      7.000%, 02/15/14                                     1,625           1,227
      6.500%, 02/15/12                                     1,975           1,763
   Univision Communications
      9.750%, 03/15/15 (C) (D)                             1,300             930
      7.850%, 07/15/11                                       260             233
   Vail Resorts
      6.750%, 02/15/14                                     3,630           3,385
   Vicorp Restaurants
      10.500%, 04/15/11 (A) (C)                              500              78
   Videotron
      9.125%, 04/15/18 (D)                                 1,245           1,309
   Videotron
      6.875%, 01/15/14                                     5,120           4,972
   Visant
      7.625%, 10/01/12                                       475             464
   Visant Holding
      10.250%, 12/01/08 (E)                                6,650           6,483
      8.750%, 12/01/13                                     1,320           1,257
   Visteon
      12.250%, 12/31/16 (D)                                  259             177
      8.250%, 08/01/10 (C)                                   325             275
      7.000%, 03/10/14                                        15               7
   Windstream Regatta Holdings
      11.000%, 12/01/17 (D)                                1,075             624
   WMG Acquisition
      7.375%, 04/15/14                                       260             205
   Wynn Las Vegas LLC
      6.625%, 12/01/14                                     4,014           3,658
   XM Satellite Radio Holdings
      13.000%, 08/01/13 (D)                                  170             150
                                                                   -------------
                                                                         310,126
                                                                   -------------
CONSUMER STAPLES -- 3.1%
   B&G Foods
      8.000%, 10/01/11                                       500             490
   Chiquita Brands International
      8.875%, 12/01/15 (C)                                 1,965           1,674
      7.500%, 11/01/14                                       410             333
   Constellation Brands
      8.375%, 12/15/14                                     2,005           2,070
      7.250%, 05/15/17 (C) (D)                             3,150           3,087
      7.250%, 09/01/16 (C)                                 6,030           5,910
   Dean Foods
      7.000%, 06/01/16 (C)                                   375             347
   Del Monte
      8.625%, 12/15/12                                       390             394
      6.750%, 02/15/15                                     2,915           2,740
   Dole Food
      7.250%, 06/15/10 (C)                                   225             208
   Education Management LLC
      10.250%, 06/01/16 (C)                                3,100           2,716
      8.750%, 06/01/14                                       150             137
   Elizabeth Arden
      7.750%, 01/15/14 (C)                                 1,425           1,332
   Fleming
      10.125%, 04/01/08 (A)                                  956              29
      9.250%, 06/15/10 (A)                                   183               5
   Laureate Education
      10.000%, 08/15/15 (D)                                  525             465

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Merisant
      9.500%, 07/15/13 (C)                        $        2,325   $       1,662
   Merisant Worldwide
      12.250%, 05/15/14 (E)                                1,100             187
   Michael Foods
      8.000%, 11/15/13                                     3,150           3,087
   National Beef Packing
      10.500%, 08/01/11                                      297             297
   NBTY
      7.125%, 10/01/15                                     2,462           2,327
   Pantry
      7.750%, 02/15/14                                     3,375           2,818
   Rite Aid
      10.375%, 07/15/16                                      600             570
      9.500%, 06/15/17 (C)                                 5,090           3,283
      9.375%, 12/15/11                                       525             339
      8.625%, 03/01/15                                       850             548
      7.700%, 02/15/27 (C)                                   150              75
      7.500%, 03/01/17                                     1,270           1,054
      6.875%, 08/15/13 (C)                                   100              60
      6.875%, 12/15/28 (C) (D)                               350             168
   Smithfield Foods
      7.750%, 05/15/13                                       250             233
      7.750%, 07/01/17                                       125             113
      7.000%, 08/01/11                                       275             261
   Spectrum Brands
      7.375%, 02/01/15 (C)                                 1,960           1,029
   SuperValu
      7.500%, 11/15/14                                     1,400           1,386
   Tyson Foods, Ser 2006-
      6.850%, 04/01/16                                       300             283
                                                                   -------------
                                                                          41,717
                                                                   -------------
ENERGY -- 10.2%
   Allis-Chalmers Energy
      9.000%, 01/15/14                                     5,563           5,312
   Atlas Energy Resources LLC
      10.750%, 02/01/18 (D)                                1,420           1,427
   Atlas Pipeline Partners
      8.125%, 12/15/15                                       350             334
   Aventine Renewable Energy
      10.000%, 04/01/17 (C)                                2,650           1,723
   Brigham Exploration
      9.625%, 05/01/14                                       875             816
   Calfrac Holdings
      7.750%, 02/15/15 (D)                                 3,000           2,715
   Chaparral Energy
      8.875%, 02/01/17                                     1,900           1,648
      8.500%, 12/01/15                                       750             653
   Chesapeake Energy
      7.625%, 07/15/13                                       525             532
      7.500%, 06/15/14 (C)                                   994             999
      7.250%, 12/15/18                                     1,665           1,623
      7.000%, 08/15/14                                     3,226           3,193
      6.875%, 01/15/16                                     2,782           2,671
      6.500%, 08/15/17                                       975             907
   Cimarex Energy
      7.125%, 05/01/17                                     1,650           1,609
   Colorado Interstate Gas
      6.800%, 11/15/15                                        88              89
   Complete Production Services
      8.000%, 12/15/16                                       345             339

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Compton Petroleum Finance
      7.625%, 12/01/13                            $        1,620   $       1,521
   Connacher Oil and Gas
      10.250%, 12/15/15 (D)                                1,725           1,781
   Copano Energy LLC
      7.750%, 06/01/18 (D)                                 3,490           3,246
   Denbury Resources
      7.500%, 12/15/15                                     2,100           2,050
      7.500%, 04/01/13                                     4,240           4,181
   Dynegy Holdings
      8.375%, 05/01/16                                     1,400           1,370
      7.750%, 06/01/19                                     2,530           2,334
      7.500%, 06/01/15                                     3,935           3,698
      6.875%, 04/01/11                                       225             222
   El Paso MTN
      8.050%, 10/15/30                                       150             150
      7.875%, 06/15/12 (C)                                 1,425           1,462
      7.800%, 08/01/31                                     1,450           1,432
      7.420%, 02/15/37                                     1,125           1,056
      7.250%, 06/01/18                                     3,185           3,129
      7.000%, 06/15/17                                     1,660           1,626
   El Paso Performance-Linked Trust
      7.750%, 07/15/11 (D)                                   450             455
   Encore Acquisition
      7.250%, 12/01/17                                       850             774
   Energy Partners
      9.750%, 04/15/14                                     1,595           1,416
      7.916%, 10/15/08 (B) (D)                               200             174
   Forest Oil
      8.000%, 12/15/11                                     1,025           1,048
      7.750%, 05/01/14                                       505             502
      7.250%, 06/15/19                                       365             336
      7.250%, 06/15/19 (D)                                   930             856
   Frontier Oil
      6.625%, 10/01/11                                       350             340
   Helix Energy Solutions Group
      9.500%, 01/15/16 (D)                                 3,160           3,144
   Hillcorp Energy (D)
      9.000%, 06/01/16                                     1,010             985
      7.750%, 11/01/15                                     6,050           5,474
   Holly Energy Partners
      6.250%, 03/01/15                                     1,200           1,055
   KCS Energy
      7.125%, 04/01/12                                     1,835           1,734
   Key Energy Services
      8.375%, 12/01/14 (D)                                   360             363
   Mariner Energy
      8.000%, 05/15/17                                       680             622
   MarkWest Energy Partners
      8.750%, 04/15/18 (D)                                 3,270           3,254
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                     3,575           3,575
      6.875%, 11/01/14                                     1,225           1,152
   Massey Energy
      6.875%, 12/15/13                                     1,040           1,017
   Newfield Exploration
      7.125%, 05/15/18                                     1,800           1,697
      6.625%, 04/15/16                                     2,675           2,491
   OPTI Canada
      8.250%, 12/15/14                                     2,180           2,177
      7.875%, 12/15/14 (D)                                 1,280           1,266

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Pacific Energy Partners
      7.125%, 06/15/14                            $          200   $         200
      6.250%, 09/15/15                                       100              99
   Parker Drilling
      9.625%, 10/01/13                                       639             668
   Peabody Energy
      7.375%, 11/01/16                                       325             335
   Peabody Energy, Ser B
      6.875%, 03/15/13                                     3,800           3,847
   PetroHawk Energy
      9.125%, 07/15/13                                     3,237           3,220
      7.875%, 06/01/15 (D)                                 2,185           2,038
   Petroleum Development
      12.000%, 02/15/18                                    2,725           2,848
   PetroProd
      10.850%, 05/24/13                                      900             819
   Plains Exploration & Production
      7.750%, 06/15/15                                       250             238
      7.625%, 06/01/18                                       350             330
      7.000%, 03/15/17                                       850             765
   Pride International
      7.375%, 07/15/14                                     3,001           3,046
   Quicksilver Resources
      8.250%, 08/01/15                                     3,265           3,159
      7.125%, 04/01/16                                     1,075             935
   Range Resources
      7.250%, 05/01/18                                       275             267
      6.375%, 03/15/15                                       350             329
   Sabine Pass LNG LP
      7.500%, 11/30/16                                       720             630
      7.250%, 11/30/13 (C)                                 1,550           1,372
   SandRidge Energy (D)
      8.625%, 04/01/15                                     1,025             989
      8.000%, 06/01/18                                     1,985           1,861
   SESI LLC
      6.875%, 06/01/14 (D)                                   950             874
   Sonat
      7.625%, 07/15/11                                       750             765
   Southwestern Energy
      7.500%, 02/01/18 (D)                                 2,000           2,045
   Swift Energy
      7.625%, 07/15/11                                     6,100           6,008
   Targa Resources
      8.500%, 11/01/13                                       375             356
   Targa Resources Partners
      8.250%, 07/01/16 (D)                                   925             842
   Tesoro
      6.625%, 11/01/15                                     1,755           1,522
   United Refining
      10.500%, 08/15/12                                      850             791
   Venoco
      8.750%, 12/15/11                                     2,940           2,793
   Whiting Petroleum
      7.250%, 05/01/13                                     1,000             960
   Williams
      7.750%, 06/15/31                                       475             488
   Williams Partners
      7.250%, 02/01/17                                     2,905           2,912
                                                                   -------------
                                                                         140,106
                                                                   -------------

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
FINANCIALS -- 7.6%
   AAC Group Holding
      10.250%, 10/01/12 (E)                       $        1,080   $       1,026
   AAC Group Holding PIK
      14.750%, 10/01/12                                      951             894
   ACE Cash Express
      10.250%, 10/01/14 (D)                                  675             503
   Alamosa Delaware
      8.500%, 01/31/12                                     1,665           1,736
   Algoma Acquisition
      9.875%, 06/15/15 (D)                                    50              48
   ALH Finance LLC
      8.500%, 01/15/13 (F)                                 4,410           4,112
   Alliant Holdings
      11.000%, 05/01/15 (D)                                1,225           1,090
   Cardtronics
      9.250%, 08/15/13                                       150             143
      9.250%, 08/15/13 (D)                                 1,010             959
   Deluxe
      7.375%, 06/01/15                                       200             174
   Felcor Lodging LP
      4.803%, 12/01/08 ++ (B)                                200             173
   FireKeepers Development Authority
      13.875%, 05/01/15 (D)                                  700             646
   Ford Motor Credit LLC
      12.000%, 05/15/15                                      400             338
      9.750%, 09/15/10                                       362             315
      8.000%, 12/15/16 (C)                                 2,750           1,981
      7.800%, 06/01/12                                     7,245           5,381
      7.375%, 02/01/11                                       250             201
      7.375%, 10/28/09                                        50              46
      7.250%, 10/25/11                                     2,215           1,697
      7.241%, 10/15/08 (B)                                 3,340           3,194
      7.000%, 10/01/13 (C)                                 4,562           3,305
      5.538%, 10/14/08 (B)                                   275             203
      4.361%, 10/15/08 (B)                                   680             582
   FTI Consulting
      7.750%, 10/01/16                                        50              52
      7.625%, 06/15/13                                       875             907
   Galaxy Entertainment Finance
      9.875%, 12/15/12 (D)                                   475             447
   GMAC LLC
      8.000%, 11/01/31                                     4,343           2,342
      7.750%, 01/19/10                                       100              80
      7.250%, 03/02/11                                     1,625           1,084
      7.000%, 02/01/12                                       100              60
      6.875%, 09/15/11                                     2,750           1,706
      6.875%, 08/28/12                                     7,700           4,517
      6.750%, 12/01/14 (C)                                 7,770           4,219
      6.625%, 05/15/12                                     1,325             774
      6.000%, 12/15/11                                       425             255
      4.054%, 11/17/08 (B)                                   425             374
   GrafTech Finance
      10.250%, 02/15/12                                      156             161
   Hawker Beechcraft Acquisition LLC
      9.750%, 04/01/17 (D)                                   875             858
   Hawker Beechcraft Acquisition LLC PIK
      8.875%, 04/01/15                                     2,955           2,948
   Hellas II
      8.541%, 10/15/08 (B) (D)                             2,100           1,407
   Hexion US Fin/Nova Scotia
      9.750%, 11/15/14                                     4,220           3,513

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      7.304%, 11/15/08 (B)                        $          750   $         572
   Host Hotels & Resorts LP
      6.875%, 11/01/14 ++                                  1,990           1,786
   Host Marriott LP
      7.125%, 11/01/13 ++                                  1,670           1,574
   Host Marriott LP, Ser M
      7.000%, 08/15/12 ++                                    450             421
   Host Marriott LP, Ser O
      6.375%, 03/15/15 ++                                  1,000             870
   Host Marriott LP, Ser Q
      6.750%, 06/01/16 ++                                  2,860           2,460
   HUB International Holdings
      9.000%, 12/15/14 (D)                                 3,750           3,347
   Hughes Network Systems LLC
      9.500%, 04/15/14                                       400             403
   Icahn Enterprises
      7.125%, 02/15/13                                     5,650           4,937
   iPayment
      9.750%, 05/15/14                                     1,100             921
   KAR Holdings
      10.000%, 05/01/15 (C)                                1,425           1,201
      8.750%, 05/01/14                                     2,400           2,121
      6.801%, 11/03/08 (B)                                   800             664
   LaBranche
      11.000%, 05/15/12                                      380             391
   Lender Processing Services
      8.125%, 07/01/16 (D)                                   225             229
   Leucadia National
      8.125%, 09/15/15                                       450             453
   Marlin Water Trust II
      6.310%, 07/15/03 (A) (D)                             4,000              25
   Nuveen Investments
      10.500%, 11/15/15 (D)                                6,925           6,006
   Omega Healthcare Investors
      7.000%, 01/15/16 ++                                    825             769
   Petroplus Finance
      7.000%, 05/01/17 (D)                                 3,900           3,461
      6.750%, 05/01/14                                       400             362
      6.750%, 05/01/14 (D)                                 1,645           1,489
   Pinnacle Foods Finance LLC
      10.625%, 04/01/17 (C)                                2,025           1,620
      9.250%, 04/01/15                                       600             522
   PXRE Capital Trust I
      8.850%, 02/01/27                                     1,600           1,180
   Realogy
      12.375%, 04/15/15                                      350             161
      10.500%, 04/15/14                                       50              30
   Regency Energy Partners
      8.375%, 12/15/13                                     1,140           1,163
   Rouse LP
      6.750%, 05/01/13 ++ (D)                              1,000             831
   Senior Housing Properties Trust
      7.875%, 04/15/15 ++                                    645             642
   Snoqualmie Entertainment Authority
      9.125%, 02/01/15 (D)                                 1,375           1,007
      6.875%, 02/01/09 (B) (D)                               275             201
   UCI Holdco
      10.276%, 09/15/08 (B)                                1,062             818
   Universal City Development Partners
      11.750%, 04/01/10                                      840             851

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Universal City Florida Holding
      7.551%, 11/01/08 (B)                        $        2,823   $       2,731
   Vanguard Health Holding I
      11.250%, 10/01/09 (E)                                  600             539
   Vanguard Health Holding II
      9.000%, 10/01/14                                       950             933
   Ventas Realty LP
      7.125%, 06/01/15 ++                                    925             918
      6.750%, 04/01/17 ++                                    775             736
      6.625%, 10/15/14 ++                                    375             363
   Washington Mutual Bank
      5.650%, 08/15/14                                       260             156
                                                                   -------------
                                                                         104,315
                                                                   -------------
HEALTH CARE -- 6.0%
   Advanced Medical Optics
      7.500%, 05/01/17 (C)                                 2,995           2,681
   Biomet
      10.375%, 10/15/17                                    8,910           9,356
      10.000%, 10/15/17                                      630             680
   Bio-Rad Laboratories
      6.125%, 12/15/14                                       900             848
   Community Health Systems
      8.875%, 07/15/15 (C)                                 6,120           6,182
   Cooper
      7.125%, 02/15/15                                     4,110           3,966
   CRC Health
      10.750%, 02/01/16                                    1,975           1,521
   DaVita
      6.625%, 03/15/13                                     4,000           3,900
   FMC Finance III
      6.875%, 07/15/17                                       650             624
   Fresenius Medical Care Capital Trust IV
      7.875%, 06/15/11                                     1,820           1,866
   HCA
      9.625%, 11/15/16 (D)                                 9,515           9,598
      9.250%, 11/15/16                                     8,378           8,619
      9.125%, 11/15/14                                       802             824
      8.750%, 09/01/10                                     2,240           2,262
      6.750%, 07/15/13                                       555             483
   Healthsouth
      9.133%, 12/15/08 (B)                                   535             546
   MedCath Holdings
      9.875%, 07/15/12 (C)                                 1,055           1,097
   NMH Holdings
      9.901%, 09/15/08 (B) (D)                               727             614
   Psychiatric Solutions
      7.750%, 07/15/15                                     2,625           2,546
   ReAble Therapeutics Finance LLC
      11.750%, 11/15/14                                    1,000             955
      10.875%, 11/15/14 (D)                                3,150           3,158
   Res-Care
      7.750%, 10/15/13                                       625             592
   Select Medical
      7.625%, 02/01/15                                     1,620           1,393
   Spheris
      11.000%, 12/15/12                                    1,400             728
   Sun Healthcare
      9.125%, 04/15/15                                       375             375
   Surgical Care Affiliates
      8.875%, 07/15/15 (D)                                 1,580           1,375

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Tenet Healthcare
      9.250%, 02/01/15 (C)                        $        4,950   $       4,963
      6.375%, 12/01/11                                        75              72
   United Surgical Partners International
      PIK
      9.250%, 05/01/17                                     3,190           2,759
   United Surgical Partners International
      8.875%, 05/01/17 (C)                                 3,815           3,281
   Universal Hospital Services
      6.303%, 12/01/08 (B)                                   200             186
   Universal Hospital Services PIK
      8.500%, 06/01/15                                       275             274
   US Oncology
      10.750%, 08/15/14                                      575             576
      9.000%, 08/15/12                                       700             700
   VWR Funding
      10.250%, 07/15/15                                    2,400           2,184
                                                                   -------------
                                                                          81,784
                                                                   -------------
INDUSTRIALS -- 7.0%
   ACCO Brands
      7.625%, 08/15/15                                     5,360           4,501
   ACIH
      11.500%, 12/15/12 (A) (C) (D) (E)                    1,225             245
   Actuant
      6.875%, 06/15/17 (D)                                 3,400           3,331
   AGY Holding
      11.000%, 11/15/14 (D)                                  800             744
   Ahern Rentals
      9.250%, 08/15/13 (C)                                   725             468
   Aleris International
      10.000%, 12/15/16 (C)                                1,800           1,256
   Aleris International PIK
      9.000%, 12/15/14                                       550             429
   Alliant Techsystems
      6.750%, 04/01/16                                       275             267
   Allied Waste North America
      7.250%, 03/15/15                                       345             349
      6.500%, 11/15/10                                     4,400           4,421
      6.125%, 02/15/14                                     1,945           1,892
   Allied Waste North America, Ser B
      7.375%, 04/15/14                                     1,190           1,202
      7.125%, 05/15/16                                       595             601
   Allison Transmission
      11.250%, 11/01/15 (C) (D)                            1,350           1,202
      11.000%, 11/01/15 (C) (D)                              575             529
   Altos Hornos de Mexico, Ser A
      11.375%, 04/30/02 (A)                                  525             297
   Altos Hornos de Mexico, Ser B
      11.875%, 04/30/04 (A)                                  975             552
   American Airlines, Ser 01-1
      7.379%, 05/23/16                                        95              47
   American Axle & Manufacturing
      7.875%, 03/01/17                                     1,025             595
   American Railcar Industries
      7.500%, 03/01/14                                       325             301
   Ames True Temper
      10.000%, 07/15/12 (C)                                1,245             747
      6.791%, 10/15/08 (B)                                 1,220             976
   Baker & Taylor
      11.500%, 07/01/13 (D)                                  925             787

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Baldor Electric
      8.625%, 02/15/17 (C)                        $        2,070   $       2,096
   BE Aerospace
      8.500%, 07/01/18                                     1,950           2,033
   Belden
      7.000%, 03/15/17                                       175             165
   Buffalo Thunder Development Authority
      9.375%, 12/15/14 (D)                                 2,050           1,148
   Casella Waste Systems
      9.750%, 02/01/13                                       865             856
   Chart Industries
      9.125%, 10/15/15                                       325             337
   Cornell
      10.750%, 07/01/12                                      475             480
   Corrections Corp of America
      7.500%, 05/01/11                                     1,000           1,008
      6.750%, 01/31/14                                       585             581
      6.250%, 03/15/13                                     2,863           2,806
   Delta Air Lines, Ser 2002-1
      8.300%, 12/15/29 (C)                                   850              20
   Delta Air Lines, Ser 2002-1, Cl C
      7.779%, 01/02/12 (C)                                   655             583
   DRS Technologies
      7.625%, 02/01/18                                     1,726           1,817
      6.875%, 11/01/13                                       300             304
      6.625%, 02/01/16                                       775             798
   ESCO
      6.651%, 09/15/08 (B) (D)                               125             118
   General Cable
      7.125%, 04/01/17 (C)                                   410             390
   Greenbrier
      8.375%, 05/15/15                                       505             465
   Gulfmark Offshore
      7.750%, 07/15/14                                     1,304           1,284
   Indalex Holding, Ser B
      11.500%, 02/01/14                                      401             230
   Interface
      9.500%, 02/01/14                                       275             289
   Interline Brands
      8.125%, 06/15/14                                     1,120           1,072
   Iron Mountain
      8.750%, 07/15/18 (C)                                   565             578
      8.625%, 04/01/13                                     1,238           1,244
      8.000%, 06/15/20                                       975             948
      7.750%, 01/15/15                                       595             595
      6.625%, 01/01/16 (C)                                 2,405           2,267
   J.B. Poindexter
      8.750%, 03/15/14 (C)                                   400             300
   Kansas City Southern de Mexico
      9.375%, 05/01/12                                       475             496
   L-3 Communications
      7.625%, 06/15/12                                     1,125           1,145
      6.125%, 07/15/13                                       605             588
      5.875%, 01/15/15                                     3,543           3,338
   L-3 Communications, Ser B
      6.375%, 10/15/15                                     3,456           3,308
   Language Line
      11.125%, 06/15/12                                    1,875           1,936
   MAAX
      9.750%, 06/15/12 (A)                                   300               9

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Millar Western Forest
      7.750%, 11/15/13 (D)                        $          257   $         157
   Moog
      7.250%, 06/15/18 (D)                                   355             348
   Mueller Water Products
      7.375%, 06/01/17                                     1,050             872
   Nebraska Book
      8.625%, 03/15/12 (D)                                   250             204
   Noble Group
      6.625%, 03/17/15 (D)                                   475             410
   Nortek
      8.500%, 09/01/14                                       400             244
   Northwest Airlines (escrow security)
      0.000%, 11/15/23 (E)                                 1,175               6
      0.000%, 06/01/06 (C)                                 1,500               8
      0.000%, 03/15/08                                       175               1
   NTK Holdings
      10.750%, 03/01/14 (C) (E)                              725             305
   Park-Ohio Industries
      8.375%, 11/15/14 (C)                                   775             639
   PHI
      7.125%, 04/15/13                                       125             118
   Ply Gem Industries
      11.750%, 06/15/13 (D)                                1,050             956
   Propex Fabrics
      10.000%, 12/01/12 (A)                                  125               1
   Quality Distribution LLC
      9.000%, 11/15/10                                       800             452
   Rainbow National Services LLC
      8.750%, 09/01/12 (D)                                 1,210           1,234
   RBS Global & Rexnord
      11.750%, 08/01/16 (C)                                  450             438
      9.500%, 08/01/14                                       960             936
      8.875%, 09/01/16                                     2,540           2,369
   Saint Acquisition
      12.500%, 05/15/17 (C) (D)                              175              64
   Sequa
      11.750%, 12/01/15 (D)                                1,050             924
   SGS International
      12.000%, 12/15/13                                    1,350           1,158
   SPX
      7.625%, 12/15/14 (D)                                 1,330           1,367
   Stallion Oilfield Services
      9.750%, 02/01/15 (D)                                 2,400           1,788
   Superior Essex Com & Essex Group
      9.000%, 04/15/12                                       600             627
   Terex
      8.000%, 11/15/17 (C)                                 9,800           9,677
   Thermadyne Holdings
      9.500%, 10/01/08 (E)                                 1,040             991
   Titan International
      8.000%, 01/15/12                                     3,210           3,177
   TransDigm
      7.750%, 07/15/14                                     1,475           1,434
   UAL 1995 Pass Through Trust A
      9.020%, 04/19/12                                       601             258
   United Air Lines
      9.125%, 01/15/12 (A)                                   625              --
   United Air Lines, Ser A
      10.670%, 05/01/04 (A)                                  325              --

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Vought Aircraft Industries
      8.000%, 07/15/11                            $        3,000   $       2,768
      8.000%, 07/15/11                                     1,070             987
                                                                   -------------
                                                                          96,289
                                                                   -------------
INFORMATION TECHNOLOGY -- 4.6%
   Activant Solutions
      9.500%, 05/01/16                                     1,900           1,435
   Advanced Micro Devices
      7.750%, 11/01/12 (C)                                 1,875           1,425
   Amkor Technology
      9.250%, 06/01/16                                     2,175           2,099
      7.125%, 03/15/11 (C)                                 3,000           2,880
   Compagnie Generale de Geophysique
      7.750%, 05/15/17                                       485             483
      7.500%, 05/15/15                                     1,225           1,218
   Compucom Systems
      12.500%, 10/01/15 (D)                                1,025             948
   First Data
      9.875%, 09/24/15 (D)                                 3,125           2,695
   Flextronics International
      6.500%, 05/15/13                                     1,500           1,418
      6.250%, 11/15/14                                     1,400           1,292
   Freescale Semiconductor PIK
      9.125%, 12/15/14                                     7,935           6,189
   Freescale Semiconductor
      10.125%, 12/15/16 (C)                                  125              96
      8.875%, 12/15/14                                     2,655           2,151
      6.651%, 09/15/08 (B)                                   250             184
   MagnaChip Semiconductor
      6.875%, 12/15/11 (C)                                   425             247
   NXP Funding LLC
      9.500%, 10/15/15 (C)                                 6,545           4,434
      7.875%, 10/15/14                                     3,290           2,698
   Open Solutions
      9.750%, 02/01/15 (D)                                 5,125           3,639
   Sanmina-SCI
      8.125%, 03/01/16                                     1,050             948
      5.526%, 09/15/08 (B) (C) (D)                         1,250           1,156
      5.526%, 09/15/08 (B) (C) (D)                         2,380           2,355
   Seitel
      9.750%, 02/15/14                                     2,575           2,285
   Sensata Technologies
      8.000%, 05/01/14 (C)                                 4,205           3,574
   Smart Modular
      8.291%, 10/01/08 (B)                                 4,960           4,972
   Sungard Data Systems
      10.250%, 08/15/15 (C)                                8,213           8,275
      9.125%, 08/15/13                                       834             847
      3.750%, 01/15/09                                     2,500           2,488
   Viasystems
      10.500%, 01/15/11                                      275             272
                                                                   -------------
                                                                          62,703
                                                                   -------------
MATERIALS -- 8.4%
   Abitibi-Consolidated
      8.850%, 08/01/30                                       150              56
      8.550%, 08/01/10                                     2,850           1,600
      8.375%, 04/01/15                                       425             174
   AK Steel
      7.750%, 06/15/12 (C)                                 4,100           4,192
   Appleton Papers
      8.125%, 06/15/11                                       150             137

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Appleton Papers, Ser B
      9.750%, 06/15/14                            $        1,075   $         849
   Arch Western Finance LLC
      6.750%, 07/01/13                                     7,420           7,401
   Basell
      8.375%, 08/15/15 (C) (D)                             1,250             738
   Bowater
      9.500%, 10/15/12                                       475             295
      9.000%, 08/01/09                                       400             372
   Bowater Canada Finance
      7.950%, 11/15/11                                       300             188
   Bway
      10.000%, 10/15/10                                      650             647
   California Steel Industries
      6.125%, 03/15/14                                       275             240
   Cascades
      7.250%, 02/15/13                                       625             528
   Catalyst Paper
      7.375%, 03/01/14                                       338             237
   Catalyst Paper, Ser D
      8.625%, 06/15/11                                     1,155             946
   CII Carbon
      11.125%, 11/15/15 (D)                                  550             542
   Crown Americas
      7.750%, 11/15/15                                       961             985
   Crown Cork & Seal
      8.000%, 04/15/23                                     1,675           1,491
   Domtar
      9.500%, 08/01/16 (C)                                   250             249
      7.125%, 08/15/15                                     2,050           1,977
   Evraz Group
      9.500%, 04/24/18 (C) (D)                             2,950           2,825
      8.875%, 04/24/13 (C) (D)                             1,700           1,653
   FMG Finance
      10.625%, 09/01/16 (D)                                1,995           2,234
   Freeport-McMoRan Copper & Gold
      8.375%, 04/01/17                                     5,375           5,697
      8.250%, 04/01/15                                     1,950           2,048
      5.883%, 04/01/15 (B)                                 1,200           1,203
   Georgia Gulf
      9.500%, 10/15/14                                       125              92
      7.125%, 12/15/13 (C)                                   125              91
   Georgia-Pacific
      8.125%, 05/15/11 (C)                                 1,900           1,900
      8.000%, 01/15/24                                     1,425           1,304
      7.700%, 06/15/15                                     1,575           1,469
      7.125%, 01/15/17 (D)                                 2,090           1,938
      7.000%, 01/15/15 (D)                                 2,865           2,672
   Graham Packaging
      9.875%, 10/15/14 (C)                                 3,845           3,374
   Graphic Packaging International
      9.500%, 08/15/13 (C)                                 1,315           1,236
   Huntsman International LLC
      7.875%, 11/15/14                                     1,355           1,260
   Huntsman LLC
      11.625%, 10/15/10 (D)                                  255             264
      11.500%, 07/15/12                                    1,440           1,505
   INEOS Group Holdings PLC
      8.500%, 02/15/16 (C) (D)                             3,370           2,157
   Innophos
      8.875%, 08/15/14                                     1,200           1,230

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Innophos Holdings
      9.500%, 04/15/12 (D)                        $          700   $         700
   International Coal Group
      10.250%, 07/15/14                                      370             376
   Intertape Polymer
      8.500%, 08/01/14                                       450             385
   Jefferson Smurfit
      8.250%, 10/01/12                                       175             152
   MacDermid
      9.500%, 04/15/17 (D)                                 1,380           1,263
   Methanex
      6.000%, 08/15/15                                       175             154
   Millennium America
      7.625%, 11/15/26                                       200             116
   Momentive Performance Materials
      11.500%, 12/01/16 (C)                                  980             764
      9.750%, 12/01/14                                       755             681
   Mosaic
      7.625%, 12/01/16 (C) (D)                             2,825           2,971
      7.375%, 12/01/14 (D)                                   625             646
   Mosaic Global Holdings
      7.300%, 01/15/28                                       325             314
   Nalco
      8.875%, 11/15/13 (C)                                 1,125           1,170
      7.750%, 11/15/11                                     1,880           1,904
   Neenah
      9.500%, 01/01/17                                       575             437
   Newark Group
      9.750%, 03/15/14                                       700             340
   NewPage
      10.000%, 05/01/12                                    1,650           1,601
   Noranda Aluminium Acquisition
      6.828%, 11/15/08 (B)                                 3,515           3,005
   Noranda Aluminium Holding
      8.578%, 11/17/08 (B) (D)                               900             716
   Novelis
      7.250%, 02/15/15 (E)                                 1,000             928
   Owens Brockway Glass Container
      8.250%, 05/15/13                                     1,105           1,138
      6.750%, 12/01/14                                       505             501
   P.H. Glatfelter
      7.125%, 05/01/16 (D)                                 1,550           1,523
   Packaging Dynamics Finance
      10.000%, 05/01/16 (D)                                2,565           1,731
   PolyOne
      8.875%, 05/01/12 (D)                                 1,930           1,925
      8.875%, 05/01/12 (C)                                 1,415           1,411
   Reichhold Industries
      9.000%, 08/15/14 (D)                                 2,206           2,140
   Rock-Tenn
      9.250%, 03/15/16 (D)                                   215             220
      5.625%, 03/15/13                                     2,200           2,046
   Rockwood Specialties Group
      7.500%, 11/15/14                                     1,470           1,444
   Ryerson
      12.000%, 11/01/15 (D)                                  525             517
      10.176%, 11/01/08 (B) (D)                              150             143
   Sappi Papier Holding
      6.750%, 06/15/12 (D)                                 1,100             923
   Solo Cup
      8.500%, 02/15/14                                       685             603

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Solutia Inc Escrow
      0.000%,                                     $          525   $          --
   Steel Capital for OAO Severstal
      9.750%, 07/29/13 (D)                                   380             378
   Steel Dynamics
      7.750%, 04/15/16 (D)                                 2,530           2,470
      7.375%, 11/01/12                                     4,785           4,737
   Stone Container
      8.375%, 07/01/12                                     3,000           2,633
      8.000%, 03/15/17                                     1,625           1,300
   Terra Capital, Ser B
      7.000%, 02/01/17                                     2,080           2,023
   Tube City IMS
      9.750%, 02/01/15                                       750             701
   U.S. Steel
      6.650%, 06/01/37                                       150             127
   Vedanta Resources
      9.500%, 07/18/18 (D)                                 2,050           2,009
   Verso Paper Holdings LLC, Ser B
      11.375%, 08/01/16                                      325             276
   Vitro
      11.750%, 11/01/13                                      515             480
      9.125%, 02/01/17                                     3,915           3,035
                                                                   -------------
                                                                         115,053
                                                                   -------------
TELECOMMUNICATION SERVICES -- 7.9%
   American Tower
      7.500%, 05/01/12                                       100             102
   Centennial Communications
      8.541%, 10/01/08 (B)                                   405             403
      8.125%, 02/01/14 (C)                                   400             406
   Cincinnati Bell
      7.250%, 07/15/13                                     2,175           2,091
      7.000%, 02/15/15                                       170             156
   Citizens Communications
      9.250%, 05/15/11                                       450             466
      7.125%, 03/15/19                                     1,185           1,025
      6.625%, 03/15/15                                     1,175           1,058
   Cricket Communications
      10.000%, 07/15/15 (D)                                  420             422
      9.375%, 11/01/14                                     1,150           1,140
   Cricket Communications I
      9.375%, 11/01/14 (C)                                 4,845           4,802
   Digicel Group
      9.250%, 09/01/12 (D)                                 2,995           3,070
      9.125%, 01/15/15 (C) (D)                               519             488
      8.875%, 01/15/15 (C) (D)                             3,800           3,567
   Fairpoint Communications
      13.125%, 04/01/18 (D)                                2,155           2,133
   GCI
      7.250%, 02/15/14                                     1,450           1,283
   Hawaiian Telcom Communications,
      Ser B
      9.750%, 05/01/13 (C)                                   500             138
   Inmarsat Finance
      10.375%, 11/15/08 (E)                                  595             606
   Intelsat
      9.250%, 06/15/16 (D)                                   150             149
      7.625%, 04/15/12                                       125             108
      6.500%, 11/01/13                                     2,475           1,881
   Intelsat Bermuda
      11.250%, 06/15/16                                    3,070           3,220

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Intelsat Jackson Holdings
      9.500%, 06/15/16 (D)                        $          515   $         517
   Intelsat Subsidiary Holding
      8.875%, 01/15/15 (D)                                 5,425           5,363
      8.500%, 01/15/13 (D)                                 2,450           2,426
   iPCS PIK
      6.051%, 11/03/08 (B)                                 2,890           2,399
   iPCS
      4.926%, 11/03/08 (B)                                 1,180           1,047
   Level 3 Financing
      9.250%, 11/01/14                                     1,520           1,395
      8.750%, 02/15/17                                       975             848
      6.845%, 02/17/09 (B)                                   100              81
   Lucent Technologies
      6.450%, 03/15/29                                       760             528
   MetroPCS Wireless
      9.250%, 11/01/14 (C)                                 5,945           5,892
   Nextel Communications
      6.875%, 10/31/13                                       600             494
   Nordic Telephone Holdings
      8.875%, 05/01/16 (D)                                 4,100           3,946
   Nortel Networks
      10.750%, 07/15/16                                      150             139
      10.750%, 07/15/16 (D)                                1,760           1,628
      10.125%, 07/15/13                                      475             442
   Orascom Telecom Finance
      7.875%, 02/08/14 (D)                                 2,000           1,832
   PAETEC Holding
      9.500%, 07/15/15                                     2,936           2,378
      9.500%, 07/15/15                                       570             462
   Primus Telecommunications
      8.000%, 01/15/14 (C)                                 1,575             536
   Qwest
      8.875%, 03/15/12                                     1,025           1,033
      7.875%, 09/01/11                                       600             596
      7.500%, 10/01/14                                       680             631
      7.250%, 10/15/35                                     1,200             924
      7.250%, 09/15/25                                       375             302
      6.875%, 09/15/33                                       275             204
      6.500%, 06/01/17                                       275             232
   Qwest Capital Funding
      7.900%, 08/15/10                                       550             549
      7.250%, 02/15/11                                       325             312
      7.000%, 08/03/09                                     1,500           1,498
   Qwest Communications International
      7.250%, 02/15/11                                     1,665           1,598
      6.304%, 11/15/08 (B)                                 3,036           3,028
   Qwest Communications International,
      Ser B
      7.500%, 02/15/14                                     1,125           1,024
   Rogers Communications
      6.375%, 03/01/14                                       175             178
   Rural Cellular
      8.250%, 03/15/12                                     2,765           2,878
      5.810%, 09/04/08 (B)                                   885             903
   Securus Technologies
      11.000%, 09/01/11 (C)                                  250             188
   Sprint Capital
      8.750%, 03/15/32                                     1,200           1,167
      8.375%, 03/15/12                                     1,100           1,108
      6.900%, 05/01/19                                     4,095           3,798

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      6.875%, 11/15/28                            $          325   $         276
   Sprint Capital, Ser 2001-
      7.625%, 01/30/11                                       675             675
   Sprint Nextel
      6.000%, 12/01/16 (C)                                 2,690           2,455
   Telcordia Technologies
      10.000%, 03/15/13 (C) (D)                            1,300           1,053
   VIP Finance Ireland for Vimpel
      Communications
      9.125%, 04/30/18 (D)                                   750             709
   Virgin Media Finance
      9.125%, 08/15/16                                       200             191
      8.750%, 04/15/14                                     2,610           2,493
   West
      11.000%, 10/15/16 (C)                                1,325           1,037
      9.500%, 10/15/14                                     4,045           3,448
   Wind Acquisition Finance
      10.750%, 12/01/15 (D)                                4,300           4,407
   Windstream
      8.625%, 08/01/16 (C)                                   225             224
      8.625%, 08/01/16                                     4,875           4,850
      8.125%, 08/01/13                                     1,410           1,396
      7.000%, 03/15/19                                     2,160           1,890
                                                                   -------------
                                                                         108,322
                                                                   -------------
UTILITIES -- 3.3%
   AES
      8.875%, 02/15/11                                     1,600           1,664
      8.750%, 05/15/13 (D)                                   489             506
      8.000%, 10/15/17 (D)                                 3,305           3,255
      8.000%, 06/01/20 (D)                                 1,825           1,747
      7.750%, 03/01/14                                        25              25
      7.750%, 10/15/15                                       260             257
   Aquila
      11.875%, 07/01/12                                      450             522
   Calpine Generating LLC
      14.320%, 10/01/07 (A) (B)                            1,500             345
   Edison Mission Energy
      7.625%, 05/15/27                                       585             528
      7.500%, 06/15/13                                       325             326
      7.200%, 05/15/19                                       550             528
      7.000%, 05/15/17                                     2,220           2,126
   Energy Future Holdings
      10.875%, 11/01/17 (D)                                3,450           3,531
   Ipalco Enterprises
      7.250%, 04/01/16 (D)                                   805             807
   Mirant Americas Generation LLC
      8.500%, 10/01/21 (D)                                 2,358           2,016
      8.300%, 05/01/11                                       645             658
   Mirant North America LLC
      7.375%, 12/31/13                                     3,255           3,231
   NRG Energy
      7.375%, 01/15/17 (C)                                 4,790           4,683
      7.375%, 02/01/16                                     1,770           1,748
      7.250%, 02/01/14                                     3,435           3,388
   Orion Power Holdings
      12.000%, 05/01/10                                      370             400
   PNM Resources
      9.250%, 05/15/15                                       375             381
   Public Service of New Mexico
      7.950%, 05/15/18                                     3,100           3,066

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Sierra Pacific Resources
      7.803%, 06/15/12                            $          975   $       1,006
   Tenaska Alabama Partners
      7.000%, 06/30/21 (D)                                   292             275
   Texas Competitive Electric
      Holdings
      10.250%, 11/01/15 (D)                                  905             903
      10.250%, 11/01/15 (D)                                7,655           7,635
                                                                   -------------
                                                                          45,557
                                                                   -------------
Total Corporate Obligations
   (Cost $1,214,331) ($ Thousands)                                     1,105,972
                                                                   -------------
LOAN PARTICIPATIONS -- 9.1%
   Advanstar Communicaitons, 2nd Lien
      7.801%, 11/30/14                                     1,250             800
   Aeroflex
      6.063%, 08/16/14                                       739             680
   Affinion Holding
      9.367%, 03/01/12                                       875             726
   Affinion Holding PIK
      9.267%, 03/01/12 (B)                                 3,200           2,656
   Alliant Insurance Services, Ser B
      5.801%, 08/21/14                                     1,241           1,144
   Allison Transmission
      5.332%, 08/07/14                                     2,465           2,207
   Alltel Holdings
      4.966%, 08/07/14                                     1,541           1,537
   Alltell Holdings
      5.564%, 05/16/15                                        73              73
   Asurion
      8.962%, 07/02/15 (B)                                 1,200           1,097
      5.798%, 07/07/14                                     1,000             936
      5.625%, 07/07/14 (B)                                   650             608
   Asurion, 2nd Lien
      8.963%, 07/07/15 (B)                                   722             660
      8.962%, 07/07/15                                     1,000             914
      8.961%, 07/07/15 (B)                                   528             482
   BOC Edwards
      8.560%, 05/31/14                                       200             136
      4.810%, 05/31/14                                       824             588
   Boise Paper
      12.500%, 02/22/15                                      900             846
   Boston Generating, 1st Lien
      9.801%, 12/21/16                                       146             134
   Boston Generating, 2nd Lien
      7.051%, 06/21/14                                       650             567
   CCFC
      8.801%, 08/26/09                                     2,196           2,196
   Cebridge
      8.974%, 05/05/14                                       257             224
   Cebridge, 2nd Lien
      8.899%, 05/05/14                                     1,952           1,699
   Central Parking (B)
      5.317%, 05/22/14                                       834             767
      4.946%, 05/22/14                                     1,917           1,764
   Central Parking Line of Credit
      (Synthetic)
      4.946%, 05/22/14 (B)                                   768             706
   Century Cable Bank, Ser B
      10.250%, 06/30/09                                        3              --
   Cooper Standard
      5.250%, 02/28/10                                     2,688           2,456

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   DAE Aviation Holdings
      6.565%, 09/27/14 (B)                        $          275   $         256
      6.519%, 09/27/14                                       277             258
   Delta, 2nd Lien
      5.719%, 04/30/14                                       223             161
   DirecTV Holdings LLC
      0.000%, 04/13/13                                     2,700           2,687
   Dresser Rand, 1st Lien
      5.042%, 05/04/14                                       485             448
   Dresser Rand, 2nd Lien
      8.557%, 05/04/15                                     3,365           3,230
   Dresser, 2nd Lien
      8.557%, 05/04/15                                       200             192
   Entegra PIK
      8.801%, 04/04/15                                       256             210
   Entegra PIK, 3rd Lien
      8.801%, 04/19/15                                     1,648           1,353
   First Data
      5.552%, 09/24/14                                       570             522
      5.551%, 09/24/14                                       149             137
      5.244%, 09/24/14                                       771             707
      5.222%, 09/24/14                                     1,992           1,827
   First Data
      5.244%, 09/24/14                                       525             482
   Ford
      5.800%, 12/12/13                                     1,050             814
   Ford Motor
      5.564%, 12/16/13 (B)                                   990             768
   Ford, 1st Lien
      5.460%, 12/12/13                                       395             306
   General Motors
      5.189%, 12/15/13 (B)                                   675             502
   Georgia Pacific
      4.684%, 02/14/13                                       346             326
      4.319%, 12/20/10                                     2,200           2,123
   Georgia Pacific, Ser B
      4.727%, 02/14/13                                       414             391
   Greektown Casino
      0.000%, 12/03/12                                       475             433
   Green Valley Ranch Gaming, 2nd Lien
      5.894%, 08/06/14                                     2,000           1,100
   Hexion Specialty Chemicals
      5.063%, 05/05/13 (B)                                 1,197           1,027
      0.000%, 05/05/13 (B)                                   700             600
   Iasis Healthcare
      8.131%, 06/15/14                                     2,185           1,890
   Infor Global Solutions
      9.051%, 07/28/12                                       159             135
      9.051%, 03/02/14 (B)                                 1,412             865
      6.564%, 07/28/12 (B)                                 1,169             986
   Infor Global Solutions, Delayed Draw
      6.564%, 07/28/12 (B)                                     4               3
   Intel
      0.000%, 06/15/16                                     1,500           1,290
   Intelsat Bermuda
      5.291%, 02/01/14                                     1,525           1,304
      5.200%, 02/01/14 (B)                                 2,400           2,052
   JG Wentworth, 1st Lien
      5.056%, 04/04/14                                       975             728
   KAR Holding
      5.060%, 10/18/13                                     1,204           1,078

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Language Line
      6.064%, 05/14/11 (B)                        $          481   $         452
   LYO
      7.000%, 12/20/14                                     2,894           2,349
   Lyondell Bank
      7.750%, 12/20/14                                     1,775           1,441
   Lyondell Chemical
      7.000%, 12/20/14                                     1,441           1,170
      6.564%, 12/20/14 (B)                                 1,550           1,258
   Marvell Technology Group
      4.962%, 11/08/09 (B)                                 4,500           4,454
   McKechnie Aerospace
      7.470%, 05/11/15                                       700             574
      4.470%, 05/11/14                                       245             225
   McKechnie Aerospace, 1st Lien
      4.470%, 05/11/14                                       375             345
   Metroflag, 2nd Lien
      11.472%, 01/06/09                                      325             263
   Murray Bank, 2nd Lien
      13.438%, 01/31/11                                    1,901           1,864
   New World Gaming
      8.283%, 05/18/15                                     1,300             988
   News Day
      9.750%, 07/29/13                                       975             973
   Nielsen Finance LLC
      5.346%, 08/09/13                                       115             106
      4.734%, 08/09/13                                       298             276
   NRG Energy
      4.564%, 06/02/13 (B)                                 2,200           2,087
   Orbitz Worldwide
      5.794%, 07/01/14                                     2,272           1,738
      5.315%, 07/01/14 (B)                                 2,579           1,973
      5.314%, 07/01/14 (B)                                   730             559
   Penhall
      10.132%, 03/28/12                                      680             599
   Pinnacle Foods
      5.433%, 04/02/14                                       791             720
   Proquest, 2nd Lien
      8.395%, 02/09/15                                     1,200           1,149
   Resolute Aneth LLC, 2nd Lien
      7.300%, 06/27/13                                     1,500           1,305
   Rexnord
      9.676%, 02/20/13                                     2,152           1,990
   Reynolds & Reynolds
      10.301%, 04/01/14 (B)                                  300             275
   Reynolds & Reynolds, 3rd Lien
      10.301%, 04/24/14 (B)                                  800             733
      10.301%, 04/01/14 (B)                                1,400           1,282
      10.301%, 04/01/14                                    2,300           2,105
   Royalty Pharma
      2.804%, 05/15/15                                     1,250           1,181
   Sevan Marine
      9.250%, 12/20/11                                       500             478
   Shexion, Ser C1
      5.063%, 05/05/13                                     1,835           1,574
   Shexion, Ser C2
      5.063%, 05/05/13                                       400             343
   Simmons Holdco
      8.345%, 02/15/12                                     2,695           1,563
   Sorenson Communications
      9.814%, 02/16/14 (B)                                 1,700           1,641

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Sorenson Communications, 2nd Lien
      9.814%, 02/16/14 (B)                        $        1,500   $       1,448
      9.810%, 02/16/14                                     1,250           1,206
   Surgical Care Affiliates
      5.051%, 12/29/14                                         4               3
   Talecris Biotherapeutics
      9.310%, 12/06/14                                       645             630
   TD Ameritrade Holding
      4.314%, 12/31/12 (B)                                 2,200           2,137
      3.710%, 12/31/11                                     2,000           1,888
   Texas Competitive Electric Holdings
      6.490%, 10/27/14                                       775             721
      6.490%, 10/10/14                                       300             279
      6.489%, 10/27/14                                       297             276
      6.301%, 10/10/14                                     3,875           3,599
      6.301%, 10/27/14                                        75              70
      6.236%, 10/10/14                                     2,527           2,347
      5.814%, 10/10/14 (B)                                   900             836
      0.000%, 10/10/14                                       600             558
      0.000%, 10/27/14                                       475             442
   TFP Generation Holdings LLC
      7.051%, 12/15/14                                     1,250           1,119
   TFP Generation Holdings LLC, 2nd Lien
      7.051%, 12/15/14                                     1,000             896
   Town Sports International
      4.250%, 02/27/14                                       273             232
   Tribune
      0.000%, 06/04/14                                       950             653
   Tropicana Entertainment
      8.250%, 12/31/11                                     1,421           1,166
   Univision Communications
      5.494%, 03/15/14                                        14              11
      5.491%, 09/15/14                                       145             116
      5.065%, 09/15/14 (B)                                   106              85
      5.064%, 09/29/14 (B)                                    84              68
      0.000%, 03/15/14 (H)                                    60              12
   Univision Communications, Delayed Draw
      5.064%, 09/29/14 (B)                                    47               9
      5.064%, 09/15/14 (B)                                    89              17
   Venoco
      6.812%, 05/07/14                                       400             379
   Verint Systems
      5.464%, 05/09/14                                     1,877           1,703
   Wind Acquisition Holdings
      13.061%, 12/21/11                                    1,167           1,094
      10.035%, 12/12/11                                    2,636           2,471
Total Loan Participations
   (Cost $135,912) ($ Thousands)                                         124,298
                                                                   -------------
COLLATERALIZED DEBT OBLIGATIONS -- 4.6%
   Ares IIIR CLO, Ser 2007-3RA, Cl SUB
      0.000%, 04/16/21 (D)                                 5,000           2,550
   Ares VR CLO, Ser 2006-5RA, Cl SUB
      0.000%, 02/24/18 (D)                                 3,500           1,540
   Ares XI CLO, Ser 2007-11A, Cl SUB
      0.000%, 10/11/21 (D)                                     3           1,352

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Babson CLO, Ser 2003-I, Cl SUB
      0.000%, 11/15/16 (D)                        $           18   $         540
   Babson CLO, Ser 2003-I, Cl D
      4.491%, 10/15/08 (B) (D)                             1,050             585
   Babson CLO, Ser 2007-2A, Cl INC
      0.000%, 04/15/21 (D)                                 2,700           1,054
   Battalion CLO, Cl E
      7.038%, 10/14/08 (B) (D)                             2,550           1,336
   Battalion CLO, Ser 2007-1, Cl 1A
      0.000%, 07/14/22 (D)                                    18             875
   Capitalsource Advisors CLO, Ser 2006-1A,
     Cl SUB
      0.000%, 08/27/20 (D)                                 2,900           1,015
   Carlyle High Yield Partners CLO,
     Ser 2006-8A, Cl N
      0.000%, 05/21/21                                     3,000           1,065
   CIFC Funding, Cl A1LB
      3.143%, 11/10/08 (B) (D)                             3,250           2,152
   CIFC Funding, Cl A2L
      3.221%, 09/22/08 (B) (D)                             6,000           3,263
   CIFC Funding
      3.631%, 09/22/08 (B) (D)                             3,525           1,663
   CIFC Funding , Ser 2007-IV
      0.000%, 12/19/07                                     3,900           2,914
   CIFC Funding, Ser 2006-I
      0.000%, 10/20/20 (B) (D)                             2,000             897
   CIFC Funding, Ser 2006-II
      0.000%, 03/01/21 (B) (D)                             3,000           1,670
   CIFC Funding, Ser 2007-2A, Cl SUB
      0.000%, 04/15/21 (D)                                 2,500           1,125
   CIFC Funding, Ser 2007-3A, Cl B
      4.045%, 10/27/08 (B) (D)                             2,700           1,189
   CIT CLO, Cl E
      7.803%, 09/22/08 (B)                                 2,200             878
   CIT CLO, Cl D
      4.803%, 09/22/08 (B) (D)                             3,000           1,195
   Connecticut Valley Structured Credit CDO,
     Ser 2006-3A, Cl NOTE
      0.000%, 03/23/23 (D)                                 1,200             180
   Copper River CLO, Ser 2006-1A, Cl INC
      0.000%, 01/20/21 (D)                                 3,000           1,347
   De Meer Middle Market CLO, Cl B
      3.186%, 10/20/08 (B) (D)                             1,200             913
   De Meer Middle Market CLO,
     Ser 2006-1A, Cl INC
      0.000%, 10/20/18 (D)                                 3,167           1,560
   Denali Capital CLO VII, Ser 2007-1A,
     Cl INC
      0.000%, 01/22/22 (D)                                 4,500           2,445
   Duane Street CLO, Ser 2007-5A, Cl SN
      0.000%, 10/14/21 (D)                                 3,500           1,620
   Gale Force CLO, Ser 2007-4A, Cl INC
      2.810%, 11/20/08 (B)                                    60           2,666
   Gale Force CLO, Ser 2007-4A, Cl E
      9.210%, 11/20/08 (B)                                 4,200           2,451
   Gleneagles CLO, Ser AI
      0.000%, 11/01/08 (B)                                     6           3,000
   GoldenTree Loan Opportunities III,
     Ser 2007-3A, Cl SUB
      0.000%, 05/01/22 (D)                                 3,100           1,550
   ING Investment Management I CLO
      0.000%, 12/01/17 (B) (D)                                 2             780

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   ING Investment Management II CLO
      0.000%, 08/01/20 (B) (D)                    $            5   $       2,112
   Lightpoint CLO, Ser 2006-4A, Cl INC
      0.000%, 04/15/18 (D)                                 2,000             410
   Marathon CLO, Cl B
      3.603%, 09/22/08 (B) (D)                             1,300             963
   Marathon CLO, Ser 2005-2A, Cl INC
      0.000%, 12/20/19 (D)                                 1,500             690
   Marlborough Street CLO, Ser 2007-1A, Cl INC
      0.000%, 04/18/19 (D)                                 2,300             961
   Peritus I CDO
      0.000%, 12/19/07 (F)                                 3,000             240
   Peritus I CDO, Ser 2005-1A, Cl C
      9.000%, 05/24/15 (D) (F)                            10,537           6,110
   Rockwall Investors CDO
      0.000%, 08/01/21 (B) (D)                             3,000           1,230
   Sands Point Funding, Ser 2006-1A, Cl C
      3.585%, 10/20/08 (B) (D)                               680             415
   Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
      0.000%, 07/15/18                                     2,000             960
   Tralee CDO, Ser 2007-1A, Cl SUB
      0.000%, 04/16/22 (D)                                 2,500           1,125
   Whitehorse CLO II
      0.000%, (B) (D)                                         35           1,050
Total Collateralized Debt Obligations
   (Cost $98,387) ($ Thousands)                                           63,636
                                                                   -------------
COMMON STOCK -- 0.2%
   Armstrong World Industries (C)                          6,237             233
   Core-Mark Holding* (C)                                 12,992             383
   Dana Holdings*                                         58,081             368
   Federal Mogul, Cl A *                                  35,318             578
   Huntsman                                                8,803             115
   Mirant* (C)                                             2,931              87
   Owens Corning* (C)                                     23,403             566
   Solutia*                                               30,438             511
                                                                   -------------
Total Common Stock
   (Cost $3,839) ($ Thousands)                                             2,841
                                                                   -------------
CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust, Ser ACE-1
     (escrow security)
      0.000%, 02/15/09                            $          466              --
   Flextronics CV to 64.4122
      1.000%, 08/01/10                                     1,015             944
   Freeport-McMoRan Copper & Gold CV to 1.3605
      6.750%, 05/01/10                                         4             547
   Mirant CV to 131.9888
      0.000%, 07/15/07 (A)                                   750               2
   Mirant CV to 14.7167
      0.000%, 06/15/21 (A) (C)                             1,950               3
                                                                   -------------
Total Convertible Bonds
   (Cost $1,747) ($ Thousands)                                             1,496
                                                                   -------------

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
PREFERRED STOCK -- 0.1%
   Dana Corp, Ser B, 0.00% *                                 575   $         363
   Rural Cellular PIK, 12.25% *                                0             513
                                                                   -------------
Total Preferred Stock
   (Cost $973) ($ Thousands)                                                 876
                                                                   -------------
AFFILIATED PARTNERSHIP -- 14.2%
   SEI Liquidity Fund, L.P.,
     2.740% ** + (G)                                 195,517,984         194,315
                                                                   -------------
Total Affiliated Partnership
   (Cost $195,518 ($ Thousands)                                          194,315
                                                                   -------------
CASH EQUIVALENT -- 5.2%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.690%** +               71,126,661          71,127
                                                                   -------------
Total Cash Equivalent
   (Cost $71,127) ($ Thousands)                                           71,127
                                                                   -------------
Total Investments -- 114.4%
   (Cost $1,721,834)($ Thousands)+++                               $   1,564,561
                                                                   =============

     Percentages are based on a Net Assets of $1,367,552 ($ Thousands)

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of August 31, 2008

+    Investment in Affiliated Security.

++   Real Estate Investment Trust

(A)  Security in default on interest payments.

(B) Variable Rate Security - The rate reported is the rate in effect as of August 31, 2008. The date reported is the next reset date.

(C) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $183,127 ($ Thousands).

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2008. The coupon on a step bond changes on a specified date.

(F) Securities considered illiquid. The total value of such securities as of August 31, 2008 was $6,350 ($ Thousands) and represented 0.46% of Net Assets.

(G) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2008 was $194,315 ($ Thousands).

(H)  Unfunded bank loan.

+++ At August 31, 2008, the tax basis cost of the Fund's investments was $1,721,834 ($ Thousands), and the unrealized appreciation and depreciation were $8,033 ($ Thousands) and $(165,306) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CV -- Convertible Security
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0

See end of Form N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
MORTGAGE-BACKED SECURITIES -- 28.6%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.4%
   FHLMC ARM
      7.000%, 01/01/33                            $          331   $         349
      6.500%, 08/01/29                                       661             678
      6.448%, 11/15/08 (A)                                   167             169
   FHLMC CMO, Ser 2748, Cl ZT
      5.500%, 02/15/24                                        92              85
   FNMA ARM
      7.000%, 04/01/34                                       345             361
      6.507%, 10/25/08 (A)                                   208             209
      4.987%, 10/25/08 (A)                                   473             478
      4.854%, 10/25/08 (A)                                   513             515
   FNMA CMO, Ser 2001-48, Cl PD
      6.500%, 06/25/20                                        85              86
   FNMA CMO, Ser 2003-122, Cl ZQ
      6.000%, 12/25/33                                       125             118
   FNMA CMO, Ser 2004-12, Cl ZX
      6.000%, 03/25/34                                       135             125
   FNMA CMO, Ser 2004-31, Cl MZ
      4.250%, 05/25/34                                       120              81
   FNMA CMO, Ser 2004-80, Cl XZ
      5.000%, 11/25/34                                       242             183
   GNMA ARM
      5.375%, 10/20/08                                       273             275
   GNMA CMO, Ser 2003-112, Cl SG
      5.452%, 09/16/08 (A)                                   134              86
                                                                   -------------
                                                                           3,798
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 25.2%
   Alliance Bancorp Trust, Ser OA1, Cl A1
      2.712%, 09/25/08 (A)                                 1,760           1,075
   American Home Mortgage Investment
     Trust, Ser 2007-2, Cl 11A1
      2.702%, 09/25/08 (A)                                 2,022           1,591
   Bayview Commercial Asset Trust,
     Ser 2006-1A, Cl M3
      2.892%, 09/25/08 (A) (B)                             1,046             630
   Bayview Commercial Asset Trust,
     Ser 2007-2A, Cl A1
      2.742%, 09/25/08 (A) (B)                             2,557           1,828
   Bayview Commercial Asset Trust,
     Ser 2007-3, Cl A1
      2.712%, 09/25/08 (A) (B)                             2,536           2,221
   Chase Mortgage Finance, Ser 2007-A2, Cl 2A3
      4.423%, 10/25/08 (A)                                 1,328           1,288
   Citigroup Commercial Mortgage Trust,
     Ser 2007-C6, Cl AM
      5.889%, 10/10/08 (A)                                 1,470           1,248
   Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2
      6.500%, 06/25/31                                        69              65
   Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1
      6.500%, 08/25/18 (B)                                    59              59
   Countrywide Alternative Loan Trust,
     Ser 2005-16, Cl A5
      2.752%, 06/25/35 (A) (C)                               511             292

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 1A2
      4.691%, 08/25/35 (A)                        $          970   $         592
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 2A1
      4.641%, 09/01/08 (A)                                   614             344
   Countrywide Alternative Loan Trust,
     Ser 2005-27, Cl 3A2
      4.391%, 09/01/08 (A)                                    73              41
   Countrywide Alternative Loan Trust,
     Ser 2005-61, Cl 2A1
      2.752%, 12/25/35 (A) (C)                               536             342
   Countrywide Alternative Loan Trust,
     Ser 2005-72, Cl A1
      2.742%, 09/25/08 (A)                                   773             502
   Countrywide Alternative Loan Trust,
     Ser 2006-OA2, Cl X1P, IO
      3.577%, 09/01/08                                     7,134             227
   Countrywide Home Loans, Ser 2006-2,
     Cl 1A1
      2.792%, 09/25/08 (A)                                   253             139
   DSLA Mortgage Loan Trust, Ser 2004-
     AR1, Cl A2A
      2.876%, 09/19/08 (A)                                    90              63
   DSLA Mortgage Loan Trust, Ser 2005-
     AR2, Cl 2A1A
      2.676%, 09/19/08 (A) (C)                               405             261
   DSLA Mortgage Loan Trust, Ser 2005-
     AR4, Cl 2A1A
      2.726%, 09/19/08 (A)                                   513             334
   Greenpoint Mortgage Funding Trust,
     Ser 2006-AR3, Cl 4A1
      2.682%, 09/25/08 (A)                                 2,069           1,288
   Greenwich Capital Commercial
     Funding, Ser 2005-GG5, Cl AM
      5.277%, 09/01/08 (A)                                 1,960           1,772
   GS Mortgage Securities II, Ser 2006-
     GG8, Cl A4
      5.560%, 11/10/39                                     1,980           1,827
   Harborview Mortgage Loan Trust,
     Ser 2004-8, Cl 2A4A
      2.866%, 09/19/08 (A)                                   473             391
   Harborview Mortgage Loan Trust,
     Ser 2005-01, Cl X, IO
      2.797%, 09/01/08                                     1,381              26
   Harborview Mortgage Loan Trust,
     Ser 2005-11, Cl 2A1A
      2.776%, 09/19/08 (A) (C)                               740             490
   Harborview Mortgage Loan Trust,
     Ser 2005-12, Cl X2B, IO
      2.746%, 09/01/08 (A)                                 3,366              46
   Harborview Mortgage Loan Trust,
     Ser 2006-1, Cl X1, IO
      3.295%, 10/19/08 (A)                                 7,259             200
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl A1
      2.862%, 09/25/08 (A)                                   247             180
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR12, Cl AX2, IO
      1.366%, 09/01/08                                       528               5

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR5, Cl 2A1B
      2.872%, 09/25/08 (A)                        $          217   $         165
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR6, Cl 6A1
      5.453%, 09/01/08 (A)                                   236             216
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR7, Cl A2
      2.902%, 09/25/08 (A)                                    64              47
   Indymac Index Mortgage Loan Trust,
     Ser 2004-AR8, Cl 2A2A
      2.872%, 09/25/08 (A)                                    66              47
   Indymac Index Mortgage Loan Trust,
     Ser 2005-AR18, Cl 2A1A
      2.782%, 09/25/08 (A)                                 1,401             913
   JPMorgan Chase Commercial Mortgage
     Securities, Ser 2006-LDP7, Cl A4
      5.875%, 09/01/08 (A)                                   535             505
   JPMorgan Chase Commercial
     Mortgage, Ser 2006-CB16, Cl AM
      5.593%, 05/12/45                                       480             415
   JPMorgan Mortgage Trust, Ser 2005-A2, Cl 9A1
      6.156%, 10/25/08 (A)                                   619             586
   Master Adjustable Rate Mortgage Trust,
     Ser 2006-OA2, Cl 4A1A
      4.378%, 09/01/08 (A)                                 2,143           1,201
   Master Alternative Loans Trust,
     Ser 2003-3, Cl 2A1
      8.500%, 05/25/33                                       152             153
   Master Seasoned Securities Trust,
     Ser 2005-1, Cl 4A1
      5.711%, 10/25/08 (A)                                   349             304
   Residential Accredit Loans, Ser 2005-QO3,
     Cl A1
      2.872%, 09/25/08 (A)                                 2,555           1,668
   Structured Asset Mortgage
     Investments, Ser 2006-AR1, Cl 3A1
      2.702%, 09/25/08 (A)                                 1,697           1,052
   Washington Mutual Mortgage Pass
     Through Ceritificates, Ser 2000-1, ClM2
      3.772%, 09/25/08 (A)                                   356             352
   Washington Mutual Mortgage Pass
     Through Ceritificates, Ser 2005-AR2,
      Cl 2A21
      2.802%, 09/25/08 (A)                                   378             233
   Washington Mutual Mortgage Pass
     Through Ceritificates, Ser 2007-OA3,
     Cl 4A1
      4.061%, 09/01/08 (A)                                 1,778           1,074
                                                                   -------------
                                                                          28,298
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $42,218) ($ Thousands)                                           32,096
                                                                   -------------
ASSET-BACKED SECURITIES -- 26.5%
MORTGAGE RELATED SECURITIES -- 26.5%
   ACE Securities, Ser WF1, Cl A2C
      2.812%, 09/25/08 (A)                                 2,059           1,838

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Asset-Backed Securities Home Equity,
     Ser 2003-HE4, Cl M2
      4.467%, 09/15/08 (A)                        $          538   $         396
   Bayview Financial Acquisition Trust,
     Ser 2004-B, Cl A1
      3.470%, 09/29/08 (A) (B)                             1,349           1,120
   Bayview Financial Acquisition Trust,
     Ser 2005-A, Cl A1
      2.970%, 09/29/08 (A) (B)                             2,100           1,743
   Bayview Financial Revolving Mortgage
     Loan Trust, Ser 2005-E, Cl A1
      2.970%, 09/29/08 (A) (B)                             2,400           1,992
   Bear Stearns Asset-Backed Securities Trust,
     Ser 2007-HE5, Cl 1A2
      2.652%, 09/25/08 (A)                                 2,300           1,877
   BNC Mortgage Loan Trust, Ser 2007-2, Cl A2
      2.572%, 09/25/08 (A)                                   534             489
   Continental Airlines, Ser 2002-1, Cl G1
      3.254%, 11/17/08 (A)                                    62              56
   Countrywide Asset-Backed Certificates,
     Ser 2003-BC1, Cl M1
      3.841%, 12/25/32 (A)                                   195             132
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2006-CB9, Cl A2
      2.582%, 09/25/08 (A)                                 1,076             888
   Credit-Based Asset Servicing and
     Securitization LLC, Ser 2007-CB4, Cl M1
      2.792%, 09/25/08 (A)                                 1,192             270
   Credit-Based Asset Servicing,
     Ser 2006-CB4, Cl AV3
      2.622%, 09/25/08 (A)                                 2,750           2,215
   First Franklin Mortgage Loan Asset,
     Ser 2005-FF2, Cl A2C
      2.782%, 09/25/08 (A)                                   513             472
   First Franklin Mortgage Loan Asset-
     Backed Cerificates, Ser 2007-FF1, Cl A2D
      2.692%, 09/25/08 (A)                                 2,750           1,087
   First Franklin Mortgage Loan Asset-
     Backed Cerificates, Ser 2007-FF2, Cl A2D
      2.692%, 09/25/08 (A)                                 1,850             793
   GMAC Mortgage Loan Trust, Ser 2000-HE2,
     Cl A1
      2.912%, 09/25/08 (A)                                   504             340
   Home Equity Asset Trust, Ser 2007-3, Cl 2A2
      2.652%, 09/25/08 (A)                                 2,300           1,927
   Indymac Home Equity Loan Asset-Backed Trust,
     Ser 2002-A, Cl M1
      3.597%, 09/25/08 (A)                                   729             564
   Inman Square Funding, Ser 2A, Cl I
      3.241%, 10/06/08 (A) (B)                             1,719             344
   Irwin Home Equity, Ser 2003-A, Cl M2
      5.122%, 09/25/08 (A)                                   246             214
   Ivy Lane CDO, Ser 2006-1A, Cl A1
      3.124%, 11/05/08 (A) (B)                             1,359             625

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   JP Morgan Mortgage Acquisition,
     Ser 2007-HE1, Cl AV1
      2.532%, 09/25/08 (A)                        $          859   $         806
   Lehman XS Trust, Ser 2006-12N, Cl A1A1
      2.552%, 09/25/08 (A)                                   256             252
   Long Beach Asset Holdings, Ser 2006-9,
     Cl N1
      6.250%, 10/25/46 (B)                                   826              54
   Master Asset Backed Securities Trust,
     Ser 2007-HE1, Cl A1
      2.552%, 09/25/08 (A)                                   796             739
   Mid-State Trust, Ser 2004-1, Cl B
      8.900%, 08/15/37                                       403             391
   Morgan Stanley Capital, Ser 2002- HE3,
     Cl M1
      4.122%, 09/25/08 (A) (C)                             1,194           1,043
   Nationstar Home Equity Loan Trust,
     Ser 2006-B, Cl AV3
      2.642%, 09/25/08 (A)                                 2,565           2,044
   Nationstar Home Equity Loan Trust,
     Ser 2007-B, Cl 2AV4
      2.792%, 04/25/37 (A)                                 2,000           1,172
   Nationstar NIM Trust, Ser 2007-B, Cl A
      8.750%, 05/25/37 (B)                                   155              15
   Newcastle Mortgage Securities Trust, Cl 2A4
      2.812%, 09/25/08 (A)                                   500             295
   Renaissance Home Equity Loan Trust,
     Ser 2007-1, Cl N
      9.793%, 04/25/37 (B)                                   342             143
   Residential Funding Mortgage Securities,
     Ser 1999-HI8, Cl AI7
      8.470%, 11/25/29                                       207             179
   Saxon Asset Securities Trust, Ser 2005-1,
     Cl M1
      3.267%, 09/25/08 (A)                                 1,795           1,336
   Structured Asset Securities, Ser 2006-WF2,
     Cl A3
      2.622%, 09/25/08 (A)                                 1,500           1,287
   Structured Asset Securities, Ser 2007-EQ1,
     Cl A4
      2.722%, 09/25/08 (A)                                 1,500             710
                                                                   -------------
Total Asset-Backed Securities
   (Cost $42,205) ($ Thousands)                                           29,848
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.6%
   FHLB DN
      2.338%, 09/12/08                                     5,305           5,302
      2.194%, 09/15/08                                     7,433           7,428
      2.254%, 09/19/08                                     1,150           1,149
      2.255%, 09/22/08                                     1,815           1,813
      2.334%, 09/24/08                                     1,365           1,364
   FHLMC
      5.300%, 01/09/12                                     1,130           1,137
      5.400%, 02/02/12                                     1,130           1,139
   FHLMC DN
      2.403%, 10/22/08                                     1,250           1,246
      2.435%, 10/28/08                                     1,585           1,579

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   FNMA
      5.625%, 06/29/12                            $        1,125   $       1,135
   FNMA DN
      2.412%, 10/16/08                                       230             229
      2.371%, 10/27/08                                       685             682
      2.460%, 10/30/08                                       125             124
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $24,349) ($ Thousands)                                           24,327
                                                                   -------------
CORPORATE OBLIGATIONS -- 16.6%
FINANCIALS -- 10.7%

   Bank of America
      8.000%, 01/30/09 (A)                                   700             624
   Bank of America, Ser A
      8.070%, 12/31/26 (B)                                   817             795
   Barrick Gold Finance
      5.800%, 11/15/34                                       397             333
   Bear Stearns
      7.250%, 02/01/18                                       475             492
      3.061%, 10/16/08 (A)                                   700             696
   Capital One Financial MTN
      3.094%, 12/10/08 (A)                                   350             325
   Cedar Brakes II LLC
      9.875%, 09/01/13 (B)                                   280             305
   Chase Capital II
      3.301%, 11/03/08 (A)                                   350             270
   Citigroup
      4.125%, 02/22/10                                       800             792
   Citigroup Capital XXI
      8.300%, 12/21/08 (A)                                   340             307
   Corestates Capital I
      8.000%, 12/15/26 (B)                                 1,000             855
   Countrywide Financial MTN
      3.079%, 09/19/08 (A)                                   300             297
      3.022%, 09/24/08 (A)                                   525             510
   Deutsche Bank Capital Funding Trust
      5.628%, 01/19/09 (A) (B)                               582             477
   Farmers Insurance Exchange
      8.625%, 05/01/24 (B)                                    80              80
   GMAC LLC
      5.011%, 12/01/08 (A)                                   488             256
   HBOS
      5.920%, 10/01/08 (A) (B)                               400             259
   Lehman Brothers Holdings MTN
      8.920%, 02/16/09 (A)                                   462             358
      3.005%, 10/20/08 (A)                                   730             636
   Lehman Brothers Holdings, Ser H MTN
      11.400%, 11/30/08 (A)                                  528             513
   MBNA Capital B
      3.601%, 11/03/08 (A)                                   288             230
   Meridian Funding
      2.991%, 10/06/08 (A) (B)                                19              18
   Nationwide Mutual Insurance
      7.875%, 04/01/33 (B)                                   150             146
   Power Receivable Finance LLC
      6.290%, 01/01/12 (B)                                   264             271
   Security Benefit Life
      7.450%, 10/01/33 (B)                                   750             624

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Simon Property Group
      5.750%, 05/01/12 ++                         $          420   $         415
   Wachovia
      7.980%, 09/15/08 (A)                                   150             113
   Weingarten Realty Investors MTN
      8.250%, 01/22/10 ++                                    750             780
   ZFS Finance USA Trust I
      6.500%, 11/09/08 (A) (B)                               300             258
                                                                   -------------
                                                                          12,035
                                                                   -------------
HEALTH CARE -- 0.4%
   UnitedHealth Group
      6.875%, 02/15/38                                       425             390
                                                                   -------------
INDUSTRIALS -- 2.1%
   America West Airlines, Ser 01-1
      7.100%, 04/02/21                                       167             139
   American Airlines Pass Through Trust
      2003-01, Ser AMBC
      3.857%, 07/09/10                                       505             462
   Continental Airlines, Ser 99-2
      7.056%, 09/15/09                                       450             442
   Continental Airlines, Ser AMBC
      6.236%, 03/15/20                                        88              75
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                       600             552
   United Air Lines, Ser 2001-1
      6.201%, 09/01/08                                       191             188
   United Air Lines, Ser 2001-1, Cl A-1
      6.071%, 03/01/13                                       487             479
                                                                   -------------
                                                                           2,337
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.8%
   Verizon Communications
      6.400%, 02/15/38                                       925             863
                                                                   -------------
UTILITIES -- 2.7%
   Entergy Gulf States
      3.210%, 12/01/08 (A)                                   275             270
   Entergy Louisiana LLC
      5.830%, 11/01/10                                       250             249
   Sempra Energy
      5.781%, 11/01/14 (B)                                   600             606
   Tennessee Valley Authority
      5.500%, 06/15/38                                       565             598
      4.875%, 01/15/48                                     1,420           1,362
                                                                   -------------
                                                                           3,085
                                                                   -------------
Total Corporate Obligations
   (Cost $20,303) ($ Thousands)                                           18,710
                                                                   -------------
COMMERCIAL PAPER -- 3.1%
   BNP Paribas Finance
      2.509%, 09/18/08                                     1,900           1,897
   Merrill Lynch
      2.626%, 09/26/08 (E)                                 1,335           1,333

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
COMMERCIAL PAPER -- continued
   Rabobank USA Financial
      2.366%, 09/25/08 (E)                        $          215   $         215
                                                                   -------------
Total Commercial Paper (Cost $3,445)
   ($ Thousands)                                                           3,445
                                                                   -------------
CASH EQUIVALENT -- 0.5%
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A, 2.700% +*                              568,548             569
                                                                   -------------
Total Cash Equivalent
   (Cost $569)($ Thousands)                                                  569
                                                                   -------------
U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bill
      1.626%, 10/16/08 (D) (E)                                37              37
                                                                   -------------
Total U.S. Treasury Obligation
   (Cost $37)($ Thousands)                                                    37
                                                                   -------------
Total Investments -- 96.9%
   (Cost $133,126)($ Thousands)+++                                 $     109,032
                                                                   =============

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

August 31, 2008

A summary of outstanding swap agreements held by the Fund at August 31, 2008, is as follows:

                           CREDIT DEFAULT SWAPS

                                                                                                                  NET UNREALIZED
                                                                            (PAYS)/                   NOTIONAL     APPRECIATION
                                                               BUY/SELL    RECEIVES   TERMINATION      AMOUNT     (DEPRECIATION)
COUNTERPARTY          REFERENCE ENTITY/OBLIGATION             PROTECTION     RATE         DATE      (THOUSANDS)    ($THOUSANDS)
-------------------   -------------------------------------   ----------   --------   -----------   -----------   --------------
Lehman Brothers       ABX.HE.AA 07-2 Index                        Sell       1.92%      01/25/38        (205)        $  (160)
Citibank              ABX.HE.AA 07-1 Index                        Sell       0.15       08/25/37        (200)           (142)
JPMorgan Chase Bank   ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (200)           (148)
Citibank              ABX.HE.AA 07-1 Index                        Sell       0.15       08/25/37        (200)           (133)
Citibank              ABX.HE.AA 07-1 Index                        Sell       0.15       08/25/37        (200)           (129)
Citibank              ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (300)           (219)
JPMorgan Chase Bank   ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (400)           (276)
Citibank              ABX.HE.AA 07-1 Index                        Sell       0.15       08/25/37        (505)           (312)
Citibank              ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (200)           (138)
Lehman Brothers       ABX.HE.AA 07-1 Index                        Sell       0.15       08/25/37      (1,005)           (598)
JPMorgan Chase Bank   ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (220)           (144)
Citibank              ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (380)           (243)
Credit Suisse         ABX.HE.AAA 07-1 Index                       Sell       0.09       08/25/37      (1,225)           (407)
Lehman Brothers       ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (305)           (122)
Lehman Brothers       ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (305)           (105)
Lehman Brothers       ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (305)           (103)
Lehman Brothers       ABX.HE.AA 07-2 Index                        Sell       1.92       01/25/38        (305)            (88)
JPMorgan Chase Bank   Ambac Assurance, 12/20/12                   Buy       (0.91)      12/20/12         550              40
JPMorgan Chase Bank   Ambac Assurance, 12/20/12                   Buy       (0.74)      12/20/12         650              31
Barclays Bank PLC     Goldman Sachs Group Inc., 12/20/12          Buy       (0.75)      12/20/12          50               2
Barclays Bank PLC     Lehman Brothers Holdings Inc., 12/20/17     Buy       (1.16)      12/20/14         280              37
Merrill Lynch         Ambac Assurance, 12/20/12                   Buy       (3.56)      12/20/12         325              41
Merrill Lynch         Ambac Assurance, 12/20/12                   Buy       (2.83)      12/20/12         310              21
Citibank              Ambac Assurance, 12/20/12                   Buy       (3.88)      12/20/12         100               7
Citibank              Ambac Assurance, 12/20/12                   Buy       (3.91)      12/20/12         235              16
Citibank              Ambac Assurance, 12/20/12                   Buy       (2.83)      12/20/12         220              15
Credit Suisse         Ambac Assurance, 12/20/12                   Buy       (3.78)      12/20/12         325              23
                                                                                                                     -------
                                                                                                                     $(3,234)
                                                                                                                     =======

                              INTEREST RATE SWAPS

                                                                                                    NET
                                                                                                 UNREALIZED
                                                                                               APPRECIATION
                                                               TERMINATION   NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY          FUND PAYS           FUND RECEIVES           DATE         (THOUSANDS)      ($THOUSANDS)
-----------------   -------------   ------------------------   -----------   ---------------   --------------
Lehman Brothers         4.52%       5-year SWAPTION STRADDLE     05/24/17         1,060            $   65
Citigroup               4.59%             3-month LIBOR          02/04/23         6,985               (60)
Lehman Brothers         4.65%       5-year SWAPTION STRADDLE     05/18/17         1,900               100
Merrill Lynch           5.00%       5-year SWAPTION STRADDLE     10/18/17           210                 4
Merrill Lynch           5.03%       5-year SWAPTION STRADDLE     10/16/17           210                 3
Lehman Brothers         5.05%       5-year SWAPTION STRADDLE     10/16/17           210                 5
Barclays Bank PLC   3-month LIBOR             5.18%              01/03/17         5,615               332
Credit Suisse       3-month LIBOR             5.18%              11/02/20        10,010               692
Citigroup           3-month LIBOR             5.19%              03/02/22        16,450             1,199

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                               INTEREST RATE SWAPS

                                                                                    NET UNREALIZED
                                                                                     APPRECIATION
                                                    TERMINATION   NOTIONAL AMOUNT   (DEPRECIATION)
COUNTERPARTY          FUND PAYS     FUND RECEIVES       DATE        (THOUSANDS)      ($THOUSANDS)
-----------------   -------------   -------------   -----------   ---------------   --------------
Barclays Bank PLC   3-month LIBOR       5.29%         09/05/16         3,690            $  302
Credit Suisse       3-month LIBOR       5.39%         04/04/16         5,980               519
Deutsche Bank       3-month LIBOR       5.43%         02/02/22        19,515             1,575
Credit Suisse       3-month LIBOR       5.73%         07/05/16         4,400               425
Credit Suisse       3-month LIBOR       5.73%         07/05/22         5,200               596
Barclays Bank PLC   3-month LIBOR       5.30%         05/02/22         5,340               432
Deutsche Bank       3-month LIBOR       5.31%         04/03/22        26,200             2,190
                                                                                        ------
                                                                                        $8,379
                                                                                        ======

     Percentages are based on a Net Assets of $112,504($ Thousands)

* The rate reported is the 7-day effective yield as of August 31, 2008.

+    Investment in Affiliated Security.

++   Real Estate Investment Trust

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2008. The coupon on a step bond changes on a specified date.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)  The rate reported is the effective yield at time of purchase.

+++ At August 31, 2008, the tax basis cost of the Fund's investments was $133,126($ Thousands), and the unrealized appreciation and depreciation were $196($ Thousands) and $(24,290)($ Thousands) respectively.

ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LIBOR -- London Interbank Offering Rate
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.5%
   FHLB
      2.750%, 05/07/09                            $        1,150   $       1,149
      2.699%, 09/26/08 (A)                                 1,195           1,193
   FHLB (C)
      2.244%, 09/02/08                                    38,000          37,998
      2.238%, 09/10/08                                     2,131           2,130
      2.338%, 09/12/08                                    15,998          15,989
      2.194%, 09/15/08                                    13,287          13,277
      2.379%, 09/17/08                                    23,900          23,880
      2.255%, 09/22/08                                    36,230          36,182
      2.334%, 09/24/08                                    12,955          12,939
      2.422%, 10/10/08                                       520             519
      2.402%, 10/22/08                                       310             309
   FHLMC
      2.436%, 09/18/08 (A)                                 2,415           2,414
      2.400%, 09/29/08 (A)                                 1,215           1,214
      2.394%, 10/07/08 (A)                                 1,050           1,049
      5.450%, 07/09/10                                     1,550           1,564
      5.300%, 01/09/12                                     1,862           1,873
      5.400%, 02/02/12                                     1,655           1,669
   FHLMC (C)
      2.409%, 10/20/08                                     5,795           5,776
      2.403%, 10/22/08                                    15,405          15,353
      2.508%, 10/23/08                                     6,720           6,697
      2.383%, 10/27/08                                    18,025          17,958
      2.435%, 10/28/08                                    88,800          88,460
   FNMA
      5.625%, 06/29/12                                     1,615           1,629
   FNMA (C)
      2.186%, 09/23/08                                    13,575          13,557
      2.402%, 10/15/08                                    39,715          39,599
      2.371%, 10/27/08                                    24,795          24,704
      2.403%, 10/29/08                                    17,775          17,706
      2.460%, 10/30/08                                     5,685           5,661
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $392,483) ($ Thousands)                                         392,448
                                                                   -------------
MORTGAGE-BACKED SECURITIES -- 20.6%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.0%
   FHLMC ARM
      6.638%, 09/01/08                                       370             382
      6.500%, 08/01/29                                       572             588
      6.448%, 11/15/08                                       275             278
      6.181%, 11/15/08                                       709             715
      5.851%, 09/01/08                                     1,205           1,225
      5.225%, 11/15/08                                     1,424           1,434
      4.375%, 11/15/08                                     1,307           1,318
      4.211%, 11/15/08                                     2,009           2,033
      4.157%, 11/15/08                                     1,969           1,991
   FHLMC CMO, Ser  2006-4, Cl WE
      4.500%, 02/25/36                                     7,050           6,046
   FHLMC CMO, Ser  2733, Cl S
      5.790%, 09/15/08 (A)                                 9,810           8,186
   FHLMC CMO, Ser 2748, Cl ZT
      5.500%, 02/15/24                                       390             359
   FNMA ARM
      7.000%, 04/01/34                                       532             556

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
      6.507%, 10/25/08                            $          337   $         340
      6.119%, 10/25/08                                     1,160           1,170
      6.050%, 10/25/08                                     2,875           2,946
      5.797%, 10/25/08                                       794             808
      5.358%, 10/25/08                                       618             624
      4.987%, 10/25/08                                       605             612
      4.854%, 10/25/08                                       608             610
      4.794%, 10/25/08                                     1,032           1,034
      4.713%, 10/25/08                                     3,622           3,649
      4.382%, 10/25/08                                     4,595           4,635
      4.050%, 10/25/08                                     3,541           3,563
   FNMA CMO, Ser 2001-48, Cl PD
      6.500%, 06/25/20                                        73              74
   FNMA CMO, Ser 2003-1, Cl PT
      5.500%, 04/25/28                                     7,964           8,057
   FNMA CMO, Ser 2003-122, Cl ZQ
      6.000%, 12/25/33                                       542             513
   FNMA CMO, Ser 2004-12, Cl ZX
      6.000%, 03/25/34                                       494             456
   FNMA CMO, Ser 2004-80, Cl XZ
      5.000%, 11/25/34                                       133             100
   FNMA CMO, Ser 2006-77, Cl PD
      6.500%, 10/25/30                                     6,720           6,916
   FNMA CMO, Ser 2007-83, Cl PA
      6.000%, 03/25/29                                     8,120           8,313
   FNMA TBA
      5.000%, 09/25/38                                    10,710          10,295
   GNMA CMO, Ser 2003-112, Cl SG
      5.452%, 09/16/08 (A)                                   114              73
   GNMA CMO, Ser 2003-86, Cl ZK
      5.000%, 10/20/33                                     4,473           3,926
                                                                   -------------
                                                                          83,825
                                                                   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 12.6%
   Alliance Bancorp Trust, Ser OA1, Cl A1
      2.712%, 09/25/08 (A)                                 3,412           2,083
   American General Mortgage Loan
      Trust, Ser 2006-1, Cl A1
      5.750%, 10/25/08 (A) (D)                               275             274
   American Home Mortgage Assets,
      Ser 2006-2, Cl 2A1
      2.662%, 09/25/08 (A)                                 5,663           3,470
   American Home Mortgage Assets,
      Ser 2006-3, Cl 3A12
      2.662%, 09/25/08 (A)                                 4,606           2,853
   American Home Mortgage Assets,
      Ser 2007-2, Cl A1
      2.597%, 09/25/08 (A)                                 5,943           3,646
   American Home Mortgage Investment
      Trust, Ser 2004-2, Cl 2A
      4.913%, 10/25/08 (A)                                 7,619           7,530
   American Home Mortgage Investment
      Trust, Ser 2007-2, Cl 11A1
      2.702%, 09/25/08 (A)                                 4,020           3,163
   Banc of America Mortgage Securities,
      Ser 2003-E, Cl 2A1
      4.710%, 09/01/08 (A)                                 2,826           2,828
   Bayview Commercial Asset Trust,
      Ser 2005-1A, Cl A1
      2.772%, 09/25/08 (A) (D)                             3,316           3,144

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Bayview Commercial Asset Trust,
      Ser 2006-1A, Cl M3
      2.892%, 09/25/08 (A) (D)                    $        1,769   $       1,065
   Bayview Commercial Asset Trust,
      Ser 2007-1, Cl A1
      2.692%, 09/25/08 (A) (D)                             4,598           3,840
   Bayview Commercial Asset Trust,
      Ser 2007-2A, Cl A1
      2.742%, 09/25/08 (A) (D)                             5,022           3,592
   Bayview Commercial Asset Trust,
      Ser 2007-3, Cl A1
      2.712%, 09/25/08 (A) (D)                             5,317           4,658
   Bella Vista Mortgage Trust, Ser 2004-1,
      Cl 2A1
      6.604%, 09/01/08 (A)                                 7,325           6,932
   Chase Mortgage Finance, Ser 2007-A2,
      Cl 2A3
      4.423%, 10/25/08 (A)                                 2,570           2,493
   Citigroup Commercial Mortgage Trust,
      Ser 2007-C6, Cl AM
      5.889%, 10/10/08 (A)                                10,245           8,695
   Citigroup Mortgage Loan Trust,
      Ser 2003-1, Cl WA2
      6.500%, 06/25/31                                       122             116
   Citigroup Mortgage Loan Trust,
      Ser 2004-2, Cl 2A1
      6.500%, 08/25/18 (D)                                    54              54
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2
      4.391%, 09/01/08 (A)                                   135              76
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 2A1
      4.641%, 09/01/08 (A)                                 1,274             714
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1
      2.802%, 09/22/08 (A) (E)                             3,850           2,469
   Countrywide Alternative Loan Trust,
      Ser 2005-61, Cl 2A1
      2.752%, 12/25/35 (A) (E)                               698             445
   Countrywide Alternative Loan Trust,
      Ser 2005-72, Cl A1
      2.742%, 09/25/08 (A)                                 1,270             825
   Countrywide Alternative Loan Trust,
      Ser 2006-OA12, Cl A2
      2.681%, 09/22/08 (A)                                 4,276           2,342
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO
      3.577%, 09/01/08                                     9,162             292
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
      5.311%, 12/15/39                                     6,560           5,935
   DSLA Mortgage Loan Trust, Ser 2004-
      AR1, Cl A2A
      2.876%, 09/19/08 (A)                                   100              70
   DSLA Mortgage Loan Trust, Ser 2005-
      AR4, Cl 2A1A
      2.726%, 09/19/08 (A)                                   826             537
   DSLA Mortgage Loan Trust, Ser 2006-
      AR1, Cl 2A1A
      4.231%, 09/01/08 (A)                                 5,951           5,678

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR3, Cl 4A1
      2.682%, 09/25/08 (A)                        $        5,321   $       3,312
   Greenwich Capital Commercial
      Funding, Ser 2007-GG9, Cl A4
      5.444%, 09/10/08                                     2,440           2,185
   GS Mortgage Securities II, Ser 2006-
      GG8, Cl A4
      5.560%, 11/10/39                                     7,135           6,583
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A
      2.866%, 09/19/08 (A)                                   644             532
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO
      2.797%, 09/01/08                                     1,405              26
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl 2A1A
      2.776%, 09/19/08 (A)                                   900             585
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO
      2.746%, 09/01/08 (A)                                 5,610              77
   Harborview Mortgage Loan Trust,
      Ser 2006-1, Cl X1, IO
      3.295%, 10/19/08 (A)                                 8,579             236
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO
      1.366%, 09/01/08                                       993               9
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl A1
      2.862%, 09/25/08 (A)                                   254             185
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR5, Cl 2A1B
      2.872%, 09/25/08 (A)                                   278             212
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR6, Cl 6A1
      5.453%, 09/01/08 (A)                                   203             186
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR7, Cl A2
      2.902%, 09/25/08 (A)                                    87              64
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR8, Cl 2A2A
      2.872%, 09/25/08 (A)                                   218             156
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1A
      2.782%, 09/25/08 (A)                                 1,868           1,218
   Indymac Index Mortgage Loan Trust,
      Ser 2005-AR18, Cl 2A1B
      3.252%, 09/25/08 (A)                                   490             325
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1A
      2.692%, 09/25/08 (A)                                 2,033           1,253
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-LDP7, Cl A4
      5.875%, 09/01/08 (A)                                 7,835           7,391
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-CB19, Cl A4
      5.937%, 10/12/08 (A)                                 4,485           4,087
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LDPX, Cl A3
      5.420%, 01/15/49                                     3,080           2,738

     SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   JPMorgan Mortgage Trust, Ser 2005-
      A2, Cl 9A1
      6.156%, 10/25/08 (A)                        $        1,581   $       1,495
   Master Adjustable Rate Mortgage Trust,
      Ser 2006-OA2, Cl 4A1A
      4.378%, 09/01/08 (A)                                 7,542           4,227
   Master Alternative Loans Trust,
      Ser 2003-3, Cl 2A1
      8.500%, 05/25/33                                       127             128
   Master Seasoned Securities Trust,
      Ser 2005-1, Cl 4A1
      5.711%, 10/25/08 (A)                                   758             660
   Morgan Stanley Capital I, Ser 2006-
      HQ8, Cl A4
      5.387%, 09/01/08 (A)                                 2,175           2,014
   Residential Accredit Loans, Ser 2005-
      QO3, Cl A1
      2.872%, 09/25/08 (A)                                 6,550           4,278
   Structured Asset Mortgage
      Investments, Ser 2006-AR1, Cl 3A1
      2.702%, 09/25/08 (A)                                 2,599           1,611
   Structured Asset Mortgage
      Investments, Ser 2006-AR5, Cl 2A1
      2.682%, 09/25/08 (A)                                   674             422
   Washington Mutual Mortgage Pass
      Through Ceritificates, Ser 2000-1,
      Cl M2
      3.772%, 09/25/08 (A)                                   313             310
   Washington Mutual Mortgage Pass
      Through Ceritificates, Ser 2003-AR6,
      Cl A1
      3.949%, 09/01/08 (A)                                   840             823
   Washington Mutual Mortgage Pass
      Through Ceritificates, Ser 2004-AR3,
      Cl A2
      4.243%, 10/25/08 (A)                                   937             849
   Washington Mutual Mortgage Pass
      Through Ceritificates, Ser 2005-AR2,
      Cl 2A21
      2.802%, 09/25/08 (A)                                   592             366
   Washington Mutual Mortgage Pass
      Through Ceritificates, Ser 2006-AR9,
      Cl 1XPP, IO
      1.046%, 09/01/08                                   104,875             754
   Washington Mutual Mortgage Pass
      Through Ceritificates, Ser 2007-OA3,
      Cl 4A1
      4.061%, 09/01/08 (A)                                 4,000           2,417
                                                                   -------------
                                                                         131,533
                                                                   -------------
Total Mortgage-Backed Securities
   (Cost $ 248,555) ($ Thousands)                                        215,358
                                                                   -------------
ASSET-BACKED SECURITIES -- 14.4%
MORTGAGE RELATED SECURITIES -- 14.4%
   ACE Securities, Ser WF1, Cl A2C
      2.812%, 09/25/08 (A)                                 3,226           2,880
   Asset-Backed Securities Home Equity,
      Ser 2003-HE4, Cl M2
      4.467%, 09/15/08 (A)                                   873             643

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Asset-Backed Securities Home Equity,
      Ser 2005-HE6, Cl A2D
      2.754%, 09/25/08 (A)                        $        8,939   $       8,709
   Aviation Capital Group Trust, Ser 2003-
      2A, Cl G2
      3.271%, 09/22/08 (A) (D)                             1,715           1,719
   Bayview Financial Acquisition Trust,
      Ser 2004-B, Cl A1
      3.470%, 09/29/08 (A) (D)                             4,147           3,442
   Bayview Financial Acquisition Trust,
      Ser 2005-A, Cl A1
      2.970%, 09/29/08 (A) (D)                             4,400           3,652
   Bayview Financial Revolving Mortgage
      Loan Trust, Ser 2005-E, Cl A1
      2.970%, 09/29/08 (A) (D)                             3,200           2,656
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE1, Cl 1A1
      2.592%, 09/25/08 (A)                                 4,907           4,389
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE5, Cl 1A2
      2.652%, 09/25/08 (A)                                 4,500           3,672
   BNC Mortgage Loan Trust, Ser 2007-2,
      Cl A2
      2.572%, 09/25/08 (A)                                 1,375           1,258
   Carrington Mortgage Loan Trust,
      Ser 2006-NC5, Cl A1
      2.522%, 09/25/08 (A)                                   622             594
   Carrington Mortgage Loan Trust,
      Ser 2007-RFC1, Cl 1
      2.522%, 09/25/08 (A)                                 1,661           1,550
   Centex Home Equity, Ser 2002-D,
      Cl AF4
      5.210%, 09/01/08                                     1,157           1,052
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A1
      2.532%, 09/25/08 (A)                                 4,579           4,500
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH1, Cl A3
      2.622%, 09/25/08 (A)                                 3,000           2,056
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH2, Cl M1
      2.872%, 09/25/08 (A)                                 3,500             995
   Citigroup Mortgage Loan Trust,
      Ser 2007-WFH4, Cl M2
      4.622%, 09/25/08 (A)                                 5,726           2,544
   Continental Airlines, Ser 2002-1, Cl G1
      3.254%, 11/17/08 (A)                                   217             196
   Countrywide Asset-Backed Certificates,
      Ser 2003-BC1, Cl M1
      3.841%, 12/25/32 (A)                                   373             252
   Countrywide Asset-Backed Certificates,
      Ser 2005-12, Cl 1A1
      2.622%, 09/25/08 (A)                                   198             198
   Credit-Based Asset Servicing and
      Securitization , Ser 2007-CB5, Cl A1
      2.532%, 09/25/08 (A)                                 5,369           5,112
   Credit-Based Asset Servicing,
      Ser 2006-CB4, Cl AV3
      2.622%, 09/25/08 (A)                                 4,750           3,825

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Credit-Based Asset Servicing,
      Ser 2007-CB1, Cl AF1A
      2.542%, 09/25/08 (A)                        $        3,599   $       3,382
   Credit-Based Asset Servicing,
      Ser 2007-CB2, Cl A2A
      5.891%, 09/25/08                                     3,617           3,547
   First Franklin Mortgage Loan Asset,
      Ser 2005-FF2, Cl A2C
      2.782%, 09/25/08 (A)                                 1,283           1,181
   First Franklin Mortgage Loan Asset-
      Backed Cerificates, Ser 2005-FF10,
      Cl A3
      2.682%, 09/25/08 (A)                                 1,298           1,291
   First Franklin Mortgage Loan Asset-
      Backed Cerificates, Ser 2007-FF1,
      Cl A2D
      2.692%, 09/25/08 (A)                                 6,000           2,372
   First Franklin Mortgage Loan Asset-
      Backed Cerificates, Ser 2007-FF2,
      Cl A2D
      2.692%, 09/25/08 (A)                                 3,800           1,628
   GMAC Mortgage Loan Trust, Ser 2000-
      HE2, Cl A1
      2.912%, 09/25/08 (A)                                   686             464
   GSAMP Trust, Ser 2006-HE7, Cl A2A
      2.512%, 09/25/08 (A)                                 2,413           2,354
   GSAMP Trust, Ser 2006-S6, Cl A2
      5.552%, 10/25/36                                     4,000           1,024
   GSR Mortgage Loan Trust, Ser 2005-
      HEL1, Cl M2
      3.202%, 09/25/08 (A)                                   258               3
   HFC Home Equity Loan Asset Backed
      Certificates, Cl AS
      2.671%, 09/22/08 (A)                                 1,315           1,115
   Home Equity Asset Trust, Ser 2005-6,
      Cl 1A2
      2.752%, 09/25/08 (A)                                 3,833           3,527
   Home Equity Asset Trust, Ser 2007-3,
      Cl 2A2
      2.652%, 09/25/08 (A)                                 4,500           3,771
   Home Equity Mortgage Trust,
      Ser 2006-1, Cl A1B
      2.602%, 09/25/08 (A)                                   514             380
   Indymac Home Equity Loan Asset-
      Backed Trust, Ser 2002-A, Cl M1
      3.597%, 09/25/08 (A)                                   948             734
   Indymac Residential Asset Backed
      Trust, Ser 2006-A, Cl A2
      2.622%, 09/25/08 (A)                                   933             916
   Inman Square Funding, Ser 2A, Cl I
      3.241%, 10/06/08 (A) (D)                             2,909             582
   Irwin Home Equity, Ser 2003-A, Cl M2
      5.122%, 09/25/08 (A)                                   272             237
   Ivy Lane CDO, Ser 2006-1A, Cl A1
      3.124%, 11/05/08 (A) (D)                             2,718           1,250
   JP Morgan Mortgage Acquisition,
      Ser 2006-CH2, Cl AV2
      2.522%, 09/25/08 (A)                                 2,652           2,513
   Lehman XS Trust, Ser 2006-12N,
      Cl A1A1
      2.552%, 09/25/08 (A)                                   342             336

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Long Beach Asset Holdings, Ser 2006-
      8, Cl N1
      6.048%, 10/25/46 (D)                        $        1,625   $          93
   Long Beach Asset Holdings, Ser 2006-
      9, Cl N1
      6.250%, 10/25/46 (D)                                 1,214              79
   Long Beach Mortgage Loan Trust,
      Ser 2006-11, Cl 2A1
      2.532%, 09/25/08 (A)                                   982             923
   Master Asset Backed Securities Trust,
      Ser 2007-HE1, Cl A1
      2.552%, 09/25/08 (A)                                 4,613           4,285
   Merrill Lynch Mortgage Investors Trust,
      Ser 2006-RM4, Cl A2B
      2.572%, 09/25/08 (A)                                 7,123           5,980
   Merrill Lynch Mortgage Investors Trust,
      Ser 2006-WMC1, Cl A2B
      2.612%, 09/25/08 (A) (E)                               465             459
   Mid-State Trust, Ser 2004-1, Cl B
      8.900%, 08/15/37                                       334             324
   Morgan Stanley Capital , Ser 2002-
      HE3, Cl M1
      4.122%, 09/25/08 (A) (E)                             1,791           1,565
   Morgan Stanley Capital, Ser 2004-NC2,
      Cl M2
      4.272%, 09/25/08 (A) (E)                               689             560
   Morgan Stanley Capital, Ser 2007-HE5,
      Cl A2A
      2.582%, 09/25/08 (A)                                 1,220           1,159
   Morgan Stanley Capital, Ser 2007-HE7,
      Cl M1
      4.472%, 09/25/08 (A)                                 4,942           2,100
   Morgan Stanley Home Equity Loan
      Trust, Cl A1
      2.572%, 09/25/08 (A)                                 2,342           2,117
   Nationstar Home Equity Loan Trust,
      Cl 2AV2
      2.602%, 09/25/08 (A)                                 1,755           1,252
   Nationstar Home Equity Loan Trust,
      Ser 2006-B, Cl AV3
      2.642%, 09/25/08 (A)                                 5,075           4,043
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV4
      2.702%, 09/25/08 (A)                                 4,000           2,408
   Nationstar Home Equity Loan Trust,
      Ser 2007-A, Cl AV1
      2.532%, 09/25/08 (A)                                 2,523           2,439
   Nationstar Home Equity Loan Trust,
      Ser 2007-B, Cl 2AV4
      2.792%, 04/25/37 (A)                                 4,240           2,484
   Nationstar NIM Trust, Ser 2007-B, Cl A
      8.750%, 05/25/37 (D)                                   310              31
   Nationstar NIM Trust, Ser 2007-C, Cl A
      8.000%, 06/25/37 (D)                                   265              44
   Nomura Asset Acceptance, Ser 2006-
      S1, Cl A1
      2.612%, 09/25/08 (A) (D)                               274             237
   Nomura Home Equity Loan, Ser 2007-
      3, Cl 2A1
      2.612%, 09/25/08 (A)                                 4,151           3,775

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Popular Asset-Backed Mortgage Pass-
      Through Trust, Ser 2007-D, Cl A1
      2.532%, 09/25/08 (A)                        $          810   $         781
   Renaissance Home Equity Loan Trust,
      Ser 2006-4, Cl AV1
      2.542%, 09/25/08 (A)                                   907             880
   Renaissance Home Equity Loan Trust,
      Ser 2007-1, Cl N
      9.793%, 04/25/37 (D)                                   654             274
   Residential Asset Mortgage Products,
      Ser 2006-RZ5, Cl A1B
      2.572%, 09/25/08 (A)                                 3,487           3,349
   Residential Asset Mortgage Products,
      Ser 2007-RZ1, Cl A1
      2.542%, 09/25/08 (A)                                 1,005             934
   Residential Funding Mortgage
      Securities II, Ser 2006-HSA2, Cl AI1
      2.582%, 09/25/08 (A)                                   408             379
   Residential Funding Mortgage
      Securities, Ser 1999-HI8, Cl AI7
      8.470%, 11/25/29                                       169             146
   Saxon Asset Securities Trust, Ser 2005-
      1, Cl M1
      3.267%, 09/25/08 (A)                                 2,925           2,178
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2007-BR5, Cl A2A
      2.602%, 09/25/08 (A)                                 4,124           3,618
   Securitized Asset-Backed Receivables
      LLC Trust, Ser 2007-HE1, Cl A2A
      2.532%, 09/25/08 (A)                                 3,386           3,133
   Soundview Home Equity Loan Trust,
      Ser 2007-OPT5, Cl M1
      4.122%, 09/25/08 (A) (D)                             5,700           1,425
   Soundview NIM Trust, Ser 2007-OPT1,
      Cl N
      9.000%, 06/25/37 (D)                                 1,269              25
   Structured Asset Securities, Ser 2006-
      WF2, Cl A3
      2.622%, 09/25/08 (A)                                 3,600           3,088
   Structured Asset Securities, Ser 2007-
      EQ1, Cl A4
      2.722%, 09/25/08 (A)                                 9,817           4,648
   UCFC Home Equity Loan, Ser 1998-D,
      Cl MF1
      6.905%, 04/15/30                                       151             144
   Wells Fargo Home Equity Trust,
      Ser 2007-1, Cl A1
      2.572%, 09/25/08 (A)                                   836             809
Total Asset-Backed Securities
   (Cost $200,034) ($ Thousands)                                         150,669
                                                                   -------------
CORPORATE OBLIGATIONS -- 11.6%
CONSUMER DISCRETIONARY -- 0.7%
   Comcast
      3.088%, 10/14/08 (A)                                 1,850           1,836
   Comcast Cable Communications LLC
      6.200%, 11/15/08                                     3,000           3,007
   Viacom
      3.126%, 09/16/08 (A)                                 2,000           1,982

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
                                                                   -------------
                                                                           6,825
                                                                   -------------
FINANCIALS -- 7.3%
   Bank of America
      8.000%, 01/30/09 (A)                        $        4,500   $       4,010
   Bank of America, Ser A
      8.070%, 12/31/26 (D)                                 4,278           4,161
   Barrick Gold Finance
      5.800%, 11/15/34                                     1,763           1,479
   Bear Stearns
      7.250%, 02/01/18                                     3,100           3,212
      3.061%, 10/16/08 (A)                                 4,500           4,476
   Camden Property Trust
      4.375%, 01/15/10 ++                                  2,000           1,956
   Capital One Financial MTN
      3.094%, 12/10/08 (A)                                 1,650           1,533
   Cedar Brakes II LLC
      9.875%, 09/01/13 (D)                                 1,339           1,459
   Chase Capital II
      3.301%, 11/03/08 (A)                                 2,250           1,737
   Citigroup
      4.125%, 02/22/10                                     3,694           3,659
   Citigroup Capital XXI
      8.300%, 12/21/08 (A)                                 2,175           1,963
   Countrywide Financial MTN
      3.079%, 09/19/08 (A)                                 1,800           1,784
      3.022%, 09/24/08 (A)                                 2,650           2,572
   Deutsche Bank Capital Funding Trust
      5.628%, 01/19/09 (A) (D)                             2,613           2,141
   Developers Diversified Realty
      3.875%, 01/30/09 ++                                  1,925           1,900
   Farmers Insurance Exchange
      8.625%, 05/01/24 (D)                                   255             255
   First Union Institutional Capital I
      8.040%, 12/01/26                                     1,250           1,072
   GMAC LLC
      5.011%, 12/01/08 (A)                                 1,432             752
   HBOS
      5.920%, 10/01/08 (A) (D)                             2,400           1,554
   HSBC America Capital Trust II
      8.380%, 05/15/27 (D)                                    50              49
   JPMorgan Chase
      6.000%, 01/15/18                                     4,000           3,874
   Lehman Brothers Holdings MTN
      11.000%, 11/07/08 (A)                                1,000             840
      8.920%, 02/16/09 (A)                                   756             586
      3.005%, 10/20/08 (A)                                   990             862
      2.907%, 11/17/08 (A)                                 2,000           1,849
      2.851%, 09/23/08 (A)                                 2,000           1,961
   Lehman Brothers Holdings, Ser H MTN
      11.400%, 11/30/08 (A)                                  861             836
   MBNA Capital B
      3.601%, 11/03/08 (A)                                 1,863           1,489
   Meridian Funding
      2.991%, 10/06/08 (A) (D)                                21              20
   Merrill Lynch MTN
      8.680%, 11/02/08 (A)                                 1,305           1,150
      2.619%, 11/18/08 (A)                                 1,340           1,196
   Metropolitan Life Global Funding I MTN
      3.554%, 09/25/08 (A) (D)                               930             929
   Nationwide Mutual Insurance
      7.875%, 04/01/33 (D)                                   673             655

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Power Receivable Finance LLC
      6.290%, 01/01/12 (D)                        $          950   $         975
   Security Benefit Life
      7.450%, 10/01/33 (D)                                 3,250           2,705
   Simon Property Group
      7.000%, 07/15/09 ++                                  2,000           2,012
      5.750%, 05/01/12 ++                                  1,250           1,236
   Toyota Motor Credit MTN
      8.000%, 10/24/08 (A)                                 2,041           1,971
   UDR, Ser E MTN
      4.250%, 01/15/09 ++                                  1,550           1,549
   Wachovia
      7.980%, 09/15/08 (A)                                 4,000           3,005
   Weingarten Realty Investors MTN
      8.250%, 01/22/10 ++                                  3,325           3,459
   Woodbourne Capital Trust I
      3.587%, 10/08/08 (A) (D)                               175             114
   Woodbourne Capital Trust II
      3.587%, 10/08/08 (A) (D)                               175             114
   Woodbourne Capital Trust III
      3.587%, 10/08/08 (A) (D)                               175             114
   Woodbourne Capital Trust IV
      3.587%, 10/08/08 (A) (D)                               175             114
   ZFS Finance USA Trust I
      6.500%, 11/09/08 (A) (D)                             1,025             883
                                                                   -------------
                                                                          76,222
                                                                   -------------
HEALTH CARE -- 0.3%
   UnitedHealth Group
      6.875%, 02/15/38                                     2,835           2,604
                                                                   -------------
INDUSTRIALS -- 1.5%
   America West Airlines, Ser 01-1
      7.100%, 04/02/21                                       171             143
   American Airlines Pass Through Trust
      2003-01, Ser AMBC
      3.857%, 07/09/10                                     2,962           2,710
   American Airlines, Ser 99-1
      7.024%, 10/15/09                                     1,300           1,248
   Continental Airlines, Ser 1998-3
      6.320%, 11/01/08                                     2,000           1,995
   Continental Airlines, Ser 99-2
      7.056%, 09/15/09                                     2,595           2,550
   Continental Airlines, Ser AMBC
      6.236%, 03/15/20                                       112              95
   Delta Air Lines, Ser 2001-1
      7.111%, 09/18/11                                     2,400           2,208
   Northwest Airlines, Ser 1A-2
      6.841%, 04/01/11                                     2,610           2,414
   United Air Lines, Ser 2001-1
      6.201%, 09/01/08                                       626             618
   United Air Lines, Ser 2001-1, Cl A-1
      6.071%, 03/01/13                                     2,042           2,009
                                                                   -------------
                                                                          15,990
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.3%
   Verizon Communications
      6.400%, 02/15/38                                     3,825           3,570
                                                                   -------------
UTILITIES -- 1.5%
   Entergy Gulf States
      3.565%, 12/08/08 (A) (D)                               500             500
      3.210%, 12/01/08 (A)                                   810             796

                                                   Face Amount      Market Value
Description                                       ($ Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Entergy Louisiana LLC
      5.830%, 11/01/10                            $        1,750   $       1,742
   Power Contract Financing
      6.256%, 02/01/10 (D)                                 1,056           1,068
   Sempra Energy
      5.781%, 11/01/14 (D)                                 1,400           1,414
   Tennessee Valley Authority
      5.500%, 06/15/38                                     1,555           1,645
      4.875%, 01/15/48                                     9,085           8,713
                                                                   -------------
                                                                          15,878
                                                                   -------------
Total Corporate Obligations
   (Cost $129,026) ($ Thousands)                                         121,089
                                                                   -------------
COMMERCIAL PAPER -- 4.0%
   BNP Paribas Finance
      2.509%, 09/18/08 (C)                                16,635          16,616
   Citigroup Funding
      2.435%, 09/23/08 (C)                                 6,235           6,226
   Merrill Lynch
      2.626%, 09/26/08 (C)                                 2,380           2,376
   Rabobank USA Financial
      2.366%, 09/25/08 (C)                                16,680          16,653
                                                                   -------------
Total Commercial Paper (Cost $41,871)
   ($ Thousands)                                                          41,871
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.1%
   U.S. Treasury Bill
      1.730%, 09/18/08 (B)                                    75              75
      1.626%, 10/16/08 (B)(E)                                453             452
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $527) ($ Thousands)                                                 527
                                                                   -------------
CERTIFICATES OF DEPOSIT -- 0.1%
   JPMorgan Chase Bank
      7.590%, 12/28/07 (A)                                   735             712
      8.750%, 11/28/21 (A)                                   691             678
                                                                   -------------
Total Certificates of Deposit (Cost $1,394)
   ($ Thousands)                                                           1,390
                                                                   -------------
CASH EQUIVALENT -- 0.5%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700% +*                 5,179,363           5,179
                                                                   -------------
Total Cash Equivalent
   (Cost $5,179) ($ Thousands)                                             5,179
                                                                   -------------
Total Investments -- 88.8%
   (Cost $1,019,069)($ Thousands)+++                               $     928,531
                                                                   =============

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

August 31, 2008

A summary of outstanding swap agreements held by the Fund at August 31, 2008, is as follows:

                                                        Credit Default Swaps
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                  (Pays)/                 Notional    Appreciation
                                                                     Buy/Sell    Receives  Termination     Amount    (Depreciation)
Counterparty         Reference Entity/Obligation                     Protection    Rate        Date     (Thousands)   ($ Thousands)
------------         ----------------------------------------------  ----------  --------  -----------  -----------  --------------
Lehman Brothers      ABX.HE.AA 07-2 Index                            Sell          1.92%     01/25/38     (1,735)       $ (1,352)
Lehman Brothers      ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38     (1,030)           (413)
Lehman Brothers      ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38     (1,030)           (355)
Lehman Brothers      ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38     (1,030)           (350)
Lehman Brothers      ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38     (1,030)           (298)
Lehman Brothers      ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38     (6,550)         (1,781)
Citibank             ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38     (1,120)           (716)
Citibank             ABX.HE.AA 07-1 Index                            Sell          0.15      08/25/37       (605)           (430)
JPMorgan Chase Bank  ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38       (600)           (444)
Citibank             ABX.HE.AA 07-1 Index                            Sell          0.15      08/25/37       (600)           (399)
Citibank             ABX.HE.AA 07-1 Index                            Sell          0.15      08/25/37       (595)           (385)
Citibank             ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38       (895)           (653)
JPMorgan Chase Bank  ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38     (1,190)           (821)
Citibank             ABX.HE.AA 07-1 Index                            Sell          0.15      08/25/37     (1,000)           (618)
Citibank             ABX.HE.AA 07-2 Index                            Sell          1.92      01/25/38       (595)           (411)
Lehman Brothers      ABX.HE.AA 07-1 Index                            Sell          0.15      08/25/37     (2,980)         (1,773)
Credit Suisse        ABX.HE.AAA 07-1 Index                           Sell          0.09      08/25/37     (4,170)         (1,385)
Lehman Brothers      ABX.HE.AAA 07-1 Index                           Sell          0.09      08/25/37     (1,000)           (240)
JPMorgan Chase Bank  Ambac Assurance, 12//12                         Buy          (0.74)     12/20/12      4,300             205
Merrill Lynch        Centex Corporation, 5.25% 06/15/15              Buy          (3.56)     12/20/12      1,100             137
Merrill Lynch        Toll Brothers, 6.875% 11/15/12                  Buy          (2.78)     12/20/12      1,800             125
Merrill Lynch        Centex Corporation, 5.25% 06/15/15              Buy          (3.65)     12/20/12        670              83
Merrill Lynch        Toll Brothers, 6.875% 11/15/12                  Buy          (2.83)     12/20/12      1,050              72
Deutsche Bank        Pulte Homes Inc., 5.25% 01/15/14                Buy          (3.87)     12/20/12        610              43
Citibank             Pulte Homes Inc., 5.25% 01/15/14                Buy          (3.88)     12/20/12      1,000              70
Citibank             Pulte Homes Inc., 5.25% 01/15/14                Buy          (3.91)     12/20/12        825              58
Citibank             Toll Brothers, 6.875% 11/15/12                  Buy          (2.83)     12/20/12        740              51
Credit Suisse        Pulte Homes Inc., 5.25 1/15/14                  Buy          (3.78)     12/20/12      1,000              71
JPMorgan Chase Bank  Morgan Stanley, 6.6% 04/01/12                   Buy          (0.91)     12/20/12      3,150             232
Barclays Bank PLC    Goldman Sachs Group Inc., 6.6% 01/15/12         Buy          (0.75)     12/20/12         50               2
Barclays Bank PLC    Lehman Brothers Holdings Inc., 6.875% 01/18/12  Buy          (1.16)     12/20/14      1,640             217
                                                                                                                        --------
                                                                                                                        $(11,458)
                                                                                                                        ========

                                          Interest Rate Swaps
------------------------------------------------------------------------------------------------------
                                                                                        Net Unrealized
                                                                             Notional    Appreciation
                                                              Termination     Amount    (Depreciation)
Counterparty           Fund pays          Fund receives           Date     (Thousands)   ($ Thousands)
------------         -------------  ------------------------  -----------  -----------  --------------
Lehman Brothers          5.05%      5-year swaption straddle    10/16/17       2,140       $     55
Merrill Lynch            5.03%      5-year swaption straddle    10/16/17       2,150             34
Merrill Lynch            5.00%      5-year swaption straddle    10/18/17       2,150             38
Lehman Brothers          4.65%      5-year swaption straddle    05/18/17       3,700            195
Lehman Brothers          4.52%            3-month LIBOR         05/24/17       2,080            127
Citigroup            3-month LIBOR            4.57%             12/05/17       9,900            136

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                          Interest Rate Swaps
------------------------------------------------------------------------------------------------------
                                                                                        Net Unrealized
                                                                             Notional    Appreciation
                                                              Termination     Amount    (Depreciation)
Counterparty           Fund pays          Fund receives           Date     (Thousands)   ($ Thousands)
------------         -------------  ------------------------  -----------  -----------  --------------
Morgan Stanley       3-month LIBOR            4.62%             12/04/17      23,200       $    397
Deutsche Bank        3-month LIBOR            4.80%             03/05/28      18,500            353
Morgan Stanley       3-month LIBOR            4.87%             02/14/28      50,000            614
UBS Warburg          3-month LIBOR            4.87%             02/14/28      47,750            575
Citigroup            3-month LIBOR            4.87%             12/05/27      27,860          2,198
Deutsche Bank        3-month LIBOR            4.91%             12/04/27      82,500          1,876
Merrill Lynch        3-month LIBOR            4.91%             12/04/27      85,000          1,917
Credit Suisse        3-month LIBOR            4.98%             01/03/28      18,860            549
Credit Suisse        3-month LIBOR            5.06%             03/02/16      35,640          2,372
JPMorgan Chase Bank  3-month LIBOR            5.06%             12/04/26      28,410          1,204
Lehman Brothers      3-month LIBOR            5.06%             12/04/26      65,000          2,755
Credit Suisse        3-month LIBOR            5.22%             04/04/25      50,000          3,643
Deutsche Bank        3-month LIBOR            5.22%             04/04/25      13,300            969
Barclays Bank PLC    3-month LIBOR            5.24%             11/03/25      51,820          3,856
Merrill Lynch        3-month LIBOR            5.33%             11/02/27      70,000          6,004
Credit Suisse        3-month LIBOR            5.37%             04/03/27      20,800          1,930
Barclays Bank PLC    3-month LIBOR            5.40%             09/05/26      22,460          2,205
Morgan Stanley       3-month LIBOR            4.74%             02/04/28      66,000           (270)
JPMorgan Chase Bank  3-month LIBOR            5.43%             10/02/27      59,650          5,979
Merrill Lynch        3-month LIBOR            5.42%             10/02/27      60,000          5,998
Merrill Lynch        3-month LIBOR            5.45%             09/04/27      39,000          4,097
Citigroup            3-month LIBOR            5.51%             08/02/17      15,640          1,284
Credit Suisse        3-month LIBOR            5.63%             07/05/17      18,060          1,689
Barclays Bank PLC    3-month LIBOR            5.69%             08/02/27      63,940          7,505
Citigroup            3-month LIBOR            5.68%             08/02/27      65,000          7,609
Barclays Bank PLC    3-month LIBOR            5.77%             07/05/27      22,200          2,886
Credit Suisse        3-month LIBOR            5.78%             07/05/27      57,000          7,473
Barclays Bank PLC    3-month LIBOR            5.60%             06/04/27      24,900          2,752
JPMorgan Chase Bank  3-month LIBOR            5.10%             03/05/17      15,510          1,056
Morgan Stanley       3-month LIBOR            5.10%             11/02/17      15,300            987
Lehman Brothers      3-month LIBOR            5.23%             03/02/27      53,225          4,115
JPMorgan Chase Bank  3-month LIBOR            5.23%             03/02/27      50,000          3,876
Morgan Stanley       3-month LIBOR            5.33%             11/02/27      66,200          5,670
Deutsche Bank        3-month LIBOR            4.93%             07/02/28     100,000          2,254
Deutsche Bank        3-month LIBOR            4.92%             07/03/28      22,800            492
Credit Suisse        3-month LIBOR            4.77%             09/02/28     149,000             --
Lehman Brothers      3-month LIBOR            4.93%             07/02/28     125,000          2,736
Citigroup            3-month LIBOR            4.77%             05/02/28       3,160             38
UBS Warburg          3-month LIBOR            4.92%             07/02/28      88,400          1,877
                                                                                           --------
                                                                                           $104,105
                                                                                           ========

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Extended Duration Fund

August 31, 2008

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                            NUMBER OF                   UNREALIZED
TYPE OF                     CONTRACTS    EXPIRATION   DEPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
--------                  ------------   ----------   -------------
U.S. Long Treasury Bond        356        Dec-2008        $(73)
                                                      =============

     Percentages are based on a Net Assets of $1,046,318 ($ Thousands)

*    Rate shown is the 7-day effective yield as of August 31, 2008.

+    Investment in Affiliated Security.

++   Real Estate Investment Trust

(A) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(B)  The rate reported is the effective yield at time of purchase.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2008. The coupon on a step bond changes on a specified date.

(E) Security, or portion thereof, has been pledged as collateral on open futures contracts.

+++ At August 31, 2008, the tax basis cost of the Fund's investments was $1,019,069 ($ Thousands), and the unrealized appreciation and depreciation were $2,432 ($ Thousands) and $(92,970) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ARM   -- Adjustable Rate Mortgage
CDO   -- Collateralized Debt Obligation
Cl    -- Class
CMO   -- Collateralized Mortgage Obligation
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only - face amount represents notional amount
LIBOR -- London Interbank Offering Rate
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
NIM   -- Net Interest Margin
Ser   -- Series
TBA   -- To Be Announced

Amounts designated as "--" are $O or have been rounded to $O

The accompanying notes are an integral part of the financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
GLOBAL BONDS -- 84.8%
ANGOLA -- 0.2%
   Republic of Angola
      7.132%, 04/30/16                            $        1,300   $       1,638
                                                                   -------------
ARGENTINA -- 5.4%
   Alto Parana
      6.375%, 06/09/17 (A)                                   370             376
   Argentina Bonos
      7.000%, 09/12/13                                       825             619
   Cia Transporte Energia Registered
      8.875%, 12/15/16 (A)                                   390             259
   Earls Eight MTN
      9.000%, 12/31/12 (A)(B)                                350             229
   Province Del Neuquen
      8.656%, 10/18/14 (A)                                   213             206
   Province of Buenos Aires
      9.625%, 04/18/28 (A)                                 1,460             876
   Province of Buenos Aires Registered
      9.625%, 04/18/28                                     1,335             798
      9.375%, 09/14/18                                     1,000             630
      9.375%, 09/14/18                                       440             276
      4.000%, 05/15/35 (B)                                 1,100             319
   Province of Mendoza Registered
      5.500%, 09/04/18                                       360             234
   Republic of Argentina, Ser E MTN,
      EUR
      10.000%, 01/07/05 (C)                                1,650             636
      9.250%, 07/20/04 (C)                                 2,100             742
      8.750%, 02/04/03 (C)                                 4,835           1,566
      7.000%, 03/18/04 (C)                                 2,554             940
   Republic of Argentina MTN, (EUR)
      15.500%, 12/19/08 (C)                                2,000             498
      10.250%, 01/26/07 (C)                                  850             329
      9.750%, 09/19/27 (C)                                 1,550             404
      9.000%, 11/19/08                                     1,000             198
      9.000%, 05/26/09 (C)                                 1,595             540
      8.500%, 07/01/04 (C)                                 4,500           1,640
      8.280%, 12/31/33 (D)                                28,184          20,969
      8.125%, 04/21/08 (C)                                 2,818             954
      7.000%, 10/03/15                                     4,300           2,771
      3.127%, 02/03/09 (E)                                17,380           6,917
      2.500%, 03/31/09 (B)                                35,360          11,138
      1.318%, 12/15/08 (E)                                22,155           2,171
      8.640%, 12/15/08 (E)                                 2,905             259
   Transportadora Gas Norte
      9.000%, 12/31/09 (A)(B)                                210             138
      9.000%, 12/31/09 (B)                                   100              70
      7.500%, 12/31/10 (A)(B)                                 30              21
      7.500%, 12/31/10 (B)                                    82              58
      7.500%, 12/31/10 (B)                                    54              38
                                                                   -------------
                                                                          57,819
                                                                   -------------
BAHAMAS -- 0.1%
   Banco Votorantim Nassau MTN
      10.625%, 04/10/14 (A)                                2,300           1,201
                                                                   -------------
BELIZE -- 0.0%
   Government of Belize Registered
      4.250%, 02/20/29                                       330             224
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
BOSNIA AND HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina , DEM
      10.039%, 12/11/17 (F)                       $        2,000   $       1,031
                                                                   -------------
BRAZIL -- 11.8%
   Banco Safra MTN, BRL
      10.875%, 04/03/17 (A)                                2,250           1,142
   Braskem Finance
      7.250%, 06/05/18 (A)                                   415             413
   Brazil Notas do Tesouro Nacional Serie F, BRL
      10.000%, 01/01/17                                   27,970          14,165
      10.000%, 01/01/14                                   14,625           7,755
   Cesp-Comp Ener Sao Paulo MTN, (BRL)
      9.750%, 01/15/15 (A)                                 1,050             695
   Federal Republic of Brazil
      12.500%, 01/05/16                                    4,500           2,893
      12.500%, 01/05/22                                    4,250           2,800
      11.000%, 08/17/40                                   31,425          41,513
      10.250%, 01/10/28                                    1,250             701
      10.125%, 05/15/27                                    2,600           3,686
      8.875%, 04/15/24                                     2,475           3,143
      8.875%, 10/14/19                                       200             248
      8.750%, 02/04/25                                     2,768           3,460
      8.500%, 09/24/12                                     2,855           4,563
      8.250%, 01/20/34                                     2,335           2,895
      8.000%, 01/15/18                                     6,485           7,237
      7.125%, 01/20/37                                    12,085          13,457
      6.000%, 01/17/17                                     2,775           2,842
   GTL Trade Finance
      7.250%, 10/20/17 (A)                                 3,695           3,720
   National Development
      6.369%, 06/16/18 (A)                                 3,905           3,934
   Petrobras International Finance
      5.875%, 03/01/18                                     4,980           4,860
   Usiminas Commercial
      7.250%, 01/18/18                                       445             464
   Vale Overseas
      6.875%, 11/21/36                                       185             181
      6.250%, 01/23/17                                        70              70
                                                                   -------------
                                                                         126,837
                                                                   -------------
BULGARIA -- 0.1%
   Bulgaria Government International Bond
      8.250%, 01/15/15                                       700             791
                                                                   -------------
CHILE -- 0.1%
   Nacional del Cobre de Chile - CODELCO
      6.375%, 11/30/12                                     1,360           1,436
                                                                   -------------
CHINA -- 0.0%
   Citic Resources Finance
      6.750%, 05/15/14 (A)                                   250             229
                                                                   -------------
COLOMBIA -- 5.1%
   BanColombia
      6.875%, 05/25/17                                       365             360


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Bogota District Capital, COP
      9.750%, 07/26/28 (A)                        $    2,713,000   $       1,214
   Colombia Government International Bond
      6.362%, 09/17/08 (E)                                 1,170           1,240
   EEB International
      8.750%, 10/31/14 (A)                                   320             340
   Republic of Colombia
      11.750%, 02/25/20                                    4,368           6,399
      10.375%, 01/28/33                                      450             655
      9.850%, 06/28/27 COP                            17,789,000           8,531
      8.375%, 02/15/27                                     3,100           3,627
      8.250%, 12/22/14                                     5,330           6,076
      8.125%, 05/21/24                                     5,980           6,997
      7.375%, 01/27/17                                     8,795           9,675
      7.375%, 09/18/37                                     8,230           9,020
      4.607%, 11/17/08 (E)                                   225             231
   TGI International
      9.500%, 10/03/17 (A)                                   620             666
                                                                   -------------
                                                                          55,031
                                                                   -------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
      9.040%, 01/23/18                                       410             400
      8.625%, 04/20/27                                     1,005             935
   Standard Bank
      15.000%, 03/12/12 (A)                                  446             338
   Standard Bank, Ser E MTN
      0.000%, 07/20/09 (E)                                   509             483
                                                                   -------------
                                                                           2,156
                                                                   -------------
ECUADOR -- 1.0%
   Republic of Ecuador Registered
      10.000%, 08/15/30                                    9,230           7,987
      9.375%, 12/15/15                                     2,535           2,478
                                                                   -------------
                                                                          10,465
                                                                   -------------
EL SALVADOR -- 1.5%
   Republic of El Salvador
      8.250%, 04/10/32                                     6,205           6,701
      7.750%, 01/24/23                                     1,620           1,717
      7.650%, 06/15/35                                     7,394           7,616
                                                                   -------------
                                                                          16,034
                                                                   -------------
GABON -- 0.4%
   Gabonese Republic
      8.200%, 12/12/17 (A)                                 3,675           3,749
                                                                   -------------
GEORGIA -- 0.2%
   Republic of Georgia
      7.500%, 04/15/13                                     2,150           1,893
                                                                   -------------
GHANA -- 0.4%
   Republic of Ghana
      8.500%, 10/04/17 (A)                                 4,180           4,159
                                                                   -------------
INDIA -- 0.4%
   Vedanta Resources
      9.500%, 07/18/18 (A)                                 4,025           3,945
                                                                   -------------
INDONESIA -- 4.5%
   Barclays Bank MTN
      12.500%, 03/17/13 (A)(E)                               200             236
      0.000%, 12/17/12 (A)(E)                                200             218

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Indosat Finance
      7.125%, 06/22/12                            $          999   $       1,011
   Majapahit Holding
      7.875%, 06/29/37 (A)                                   615             501
      7.750%, 10/17/16                                       200             191
      7.750%, 10/17/16 (A)                                 1,300           1,242
      7.250%, 10/17/11 (A)                                   885             885
      7.250%, 06/28/17 (A)                                   840             773
   Republic of Indonesia
      12.800%, 06/15/21                               13,620,000           1,537
      8.500%, 10/12/35                                     6,960           7,472
      7.750%, 01/17/38                                    16,300          16,345
      7.500%, 01/15/16                                     3,140           3,264
      7.250%, 04/20/15                                       900             929
      7.250%, 04/20/15 (A)                                 1,700           1,754
      6.875%, 01/17/18                                       550             569
      6.875%, 03/09/17                                       920             925
      6.875%, 01/17/18 (A)                                 5,080           5,074
      6.750%, 03/10/14 (A)                                   600             603
      6.750%, 03/10/14 (A)                                   800             808
      6.750%, 03/10/14                                     2,200           2,222
      6.625%, 02/17/37                                     1,550           1,365
      6.625%, 02/17/37 (A)                                   625             548
                                                                   -------------
                                                                          48,472
                                                                   -------------
IRAQ -- 1.2%
   Republic of Iraq
      5.800%, 01/15/28                                    17,950          13,170
                                                                   -------------
ISRAEL -- 0.1%
   Israel Electric MTN
      7.250%, 01/15/19                                       800             808
                                                                   -------------
JAMAICA -- 0.0%
   Digicel Group
      8.875%, 01/15/15 (A)                                   450             422
                                                                   -------------
KAZAKHSTAN -- 1.7%
   HSBK Europe
      9.250%, 10/16/13 (A)                                 1,200           1,149
      7.250%, 05/03/17                                       200             166
      7.250%, 05/03/17 (A)                                   300             248
   Kazkommerts International MTN
      7.500%, 11/29/16                                     1,000             734
      7.500%, 11/29/16 (A)                                   400             284
   KazMunaiGaz Finance MTN
      9.125%, 07/02/18 (A)                                11,295          11,536
      8.375%, 07/02/13 (A)                                 4,600           4,669
                                                                   -------------
                                                                          18,786
                                                                   -------------
LEBANON -- 0.6%
   Lebanese Republic Registered MTN
      8.250%, 04/12/21                                       760             726
      4.000%, 12/31/17                                     7,106           5,758
                                                                   -------------
                                                                           6,484
                                                                   -------------
MALAYSIA -- 1.5%
   Government of Malaysia, MYR
      3.833%, 09/28/11                                    16,870           4,960
   Petroliam Nasional
      7.750%, 08/15/15                                     1,460           1,716
      7.625%, 10/15/26                                       430             516


SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Petronas Capital
      7.000%, 05/22/12                            $        2,265   $       2,444
   Petronas Capital Registered
      7.875%, 05/22/22                                     5,665           6,926
                                                                   -------------
                                                                          16,562
                                                                   -------------
MEXICO -- 6.0%
   Grupo Televisa
      6.000%, 05/15/18 (A)                                   600             587
   Mexican Bonos, Ser M10, (MXP)
      7.250%, 12/15/16                                   114,700          10,341
   Mexican Bonos, MXP
      10.000%, 12/05/24                                   49,692           5,466
      7.750%, 12/14/17                                    28,000           2,596
   Pemex Project Funding Master Trust
      6.625%, 06/15/35                                       400             395
      5.750%, 03/01/18                                     1,165           1,145
      5.750%, 03/01/18 (A)                                   505             496
   United Mexican States
      8.300%, 08/15/31                                     7,810           9,802
      7.500%, 04/08/33                                     5,755           6,705
      6.625%, 03/03/15                                       640             686
      6.050%, 01/11/40                                     4,932           4,789
      5.625%, 01/15/17 (D)                                 7,512           7,583
      0.006%, 05/08/17                                     5,000               5
   United Mexican States, Ser A MTN
      6.750%, 09/27/34                                    11,913          12,805
   United Overseas Bank
      5.375%, 03/03/09 (A) (E)                             1,050             997
                                                                   -------------
                                                                          64,398
                                                                   -------------
NIGERIA -- 0.4%
   Citigroup Funding
      10.000%, 01/03/17 (E)                                1,496           1,607
      6.000%, 05/18/15 (A)                                   700             832
   UBS
      0.013%, 09/04/17 (A) (E)                               800             789
   UBS Jersey Branch MTN
      6.296%, 11/03/08 (A) (E)                             1,180           1,304
                                                                   -------------
                                                                           4,532
                                                                   -------------
OMAN -- 0.0%
   Blue City Investments
      13.750%, 11/07/13                                      500             425
                                                                   -------------
PAKISTAN -- 0.3%
   Pakistan Mobile Communications
      8.625%, 11/13/13 (A)                                   330             261
   Republic of Pakistan
      7.125%, 03/31/16                                       260             170
      7.125%, 03/31/16 (A)                                 1,150             725
      6.875%, 06/01/17                                     2,780           1,806
                                                                   -------------
                                                                           2,962
                                                                   -------------
PANAMA -- 2.7%
   Republic of Panama
      9.375%, 01/16/23                                       595             763
      9.375%, 04/01/29                                     6,975           9,224
      8.875%, 09/30/27                                     4,400           5,577
      8.125%, 04/28/34                                       940           1,107
      7.250%, 03/15/15                                     8,385           9,098
      6.700%, 01/26/36                                     4,010           4,096
                                                                   -------------
                                                                          29,865
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
PERU -- 2.1%
   Banco Credito Del Peru, (PEI)
      7.170%, 10/15/08 (A)(E)                     $        1,750   $         531
   Interoceanica IV Finance
      3.891%, 11/30/25 (A)(F)                                787             359
      3.712%, 11/30/18 (A)(F)                                370             239
   Peru Enhanced Pass-Through Finance
      4.112%, 05/31/18 (F)                                   500             345
   Peru Enhanced Pass-Thru
      6.065%, 06/02/25 (A)(F)                                250              88
      3.936%, 05/31/18 (A)(F)                              1,157             763
   Republic of Peru
      9.875%, 02/06/15                                     1,125           1,389
      8.750%, 11/21/33                                       830           1,073
      8.375%, 05/03/16                                     3,395           3,983
      7.350%, 07/21/25                                    11,330          12,689
      6.900%, 08/12/37 (A)                                 2,500             736
      6.550%, 03/14/37                                       910             937
                                                                   -------------
                                                                          23,132
                                                                   -------------
PHILIPPINES -- 5.9%
   National Power
      9.625%, 05/15/28                                     1,100           1,265
      6.875%, 11/02/16 (A)                                   870             842
   Republic of Philippines
      10.625%, 03/16/25                                    4,950           6,738
      9.875%, 01/15/19                                       500             628
      9.500%, 10/21/24                                       200             246
      9.500%, 02/02/30                                     4,695           6,021
      9.375%, 01/18/17                                    10,540          12,595
      9.000%, 02/15/13                                       500             561
      8.250%, 01/15/14                                     4,560           5,016
      8.000%, 01/15/16                                     9,430          10,397
      7.750%, 01/14/31 (D)                                 7,831           8,575
      7.500%, 09/25/24                                    10,259          11,003
                                                                   -------------
                                                                          63,887
                                                                   -------------
RUSSIA -- 12.0%
   ABN Amro Bank
      9.625%, 03/01/13                                     1,500           1,620
   Alfa Dividend Payment Rights Finance MTN
      4.676%, 09/15/08 (A) (E)                               329             311
   Alfa Invest MTN
      9.250%, 06/24/13 (A)                                 1,200           1,188
   Gaz Capital MTN
      6.510%, 03/07/22                                       220             187
      6.212%, 11/22/16                                     2,000           1,780
   Gaz Capital for Gazprom Registered MTN
      8.625%, 04/28/34                                     3,200           3,320
   GPB Eurobond Finance for Gazprombank
      6.500%, 09/23/15                                       800             708
   Kazan Orgsintez
      9.250%, 10/30/11                                       330             321
   Kuznetski (Bank of Moscow)
      8.961%, 11/25/15 (B)                                 1,300           1,254
   Lukoil International Finance
      6.656%, 06/07/22 (A)                                   405             344
   Orient Express Finance , (RUB)
      9.875%, 07/02/09                                    15,000             598


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   RSHB Capital for Russian Agricultural Bank
      7.750%, 05/29/18 (A)                        $        2,175   $       2,041
      7.125%, 01/14/14 (A)                                 1,740           1,695
   RSHB Capital
      7.175%, 05/16/13                                       250             245
      6.299%, 05/15/17 (A)                                 1,950           1,732
   Russian Federation Registered
      12.750%, 06/24/28                                    7,040          12,366
      12.750%, 06/24/28                                      480             843
      7.500%, 03/31/30                                    72,905          81,389
   Teorema Holding
      11.000%, 10/27/09                                    2,000           1,920
   TransCapital (Transneft)
      6.103%, 06/27/12 (A)                                   600             588
   TransCapitalInvest for AK Transneft
      8.700%, 08/07/18 (A)                                 2,315           2,328
      7.700%, 08/07/13 (A)                                   150             151
   UBS (Vimpelcom) (Vimpelcom)
      8.250%, 05/23/16                                       690             637
   VIP Finance Ireland for Vimpel
      Communications
      9.125%, 04/30/18 (A)                                 1,900           1,797
      8.375%, 04/30/13 (A)                                 1,400           1,353
   VTB Capital
      6.875%, 05/29/18 (A)                                 3,660           3,454
      6.609%, 10/31/12 (A)                                 3,500           3,347
   VTB Capital for Vneshtorgbank
      7.815%, 02/04/09 (B)(E)                              1,795           1,780
                                                                   -------------
                                                                         129,297
                                                                   -------------
SINGAPORE -- 0.0%
   DBS Bank MTN
      5.000%, 11/15/19 (A) (E)                               195             182
                                                                   -------------
SOUTH AFRICA -- 1.0%
   Republic of South Africa
      8.500%, 06/23/17                                       815             933
      6.500%, 06/02/14                                     6,685           6,869
      5.875%, 05/30/22                                     3,455           3,242
                                                                   -------------
                                                                          11,044
                                                                   -------------
SOUTH KOREA -- 0.1%
   Shinhan Bank
      6.819%, 09/20/08 (E)                                   590             496
   Woori Bank
      6.208%, 05/02/37                                       560             434
                                                                   -------------
                                                                             930
                                                                   -------------
SRI LANKA -- 0.0%
   Democratic Socialist Republic of Sri Lanka MTN
      8.250%, 10/24/12 (A)                                   170             154
                                                                   -------------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank MTN,(TRY)
      10.000%, 01/28/11                                    3,630           2,702
                                                                   -------------
THAILAND -- 0.2%
   Bangkok Bank
      9.025%, 03/15/29                                       370             392
   True Move
      10.750%, 12/16/13 (A)                                  850             652
      10.375%, 08/01/14 (A)                                1,700           1,310
                                                                   -------------
                                                                           2,354
                                                                   -------------

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
TRINIDAD & TOBAGO -- 0.1%
   Petroleum of Trinidad & Tobago
      6.000%, 05/08/22                            $        1,575   $       1,518
                                                                   -------------
TUNISIA -- 0.2%
   Banque Centrale de Tunisie
      8.250%, 09/19/27                                       420             485
      7.375%, 04/25/12                                     1,260           1,336
                                                                   -------------
                                                                           1,821
                                                                   -------------
TURKEY -- 5.2%
   Republic of Turkey
      11.875%, 01/15/30                                    1,895           2,864
      10.000%, 02/15/12                                      550             456
      9.500%, 01/15/14                                       300             345
      8.000%, 02/14/34                                     4,220           4,463
      7.375%, 02/05/25                                     6,760           6,840
      7.250%, 03/05/38                                     5,745           5,494
      7.250%, 03/15/15                                     2,100           2,184
      7.000%, 09/26/16                                     2,285           2,339
      6.875%, 03/17/36                                    12,345          11,496
      6.750%, 04/03/18                                    18,845          18,805
      0.000%, 01/19/11                                       460             357
                                                                   -------------
                                                                          55,643
                                                                   -------------
UKRAINE -- 2.1%
   Credit Suisse First Boston for City of Kiev
      8.000%, 11/06/15                                       750             638
   Credit Suisse First Boston International
      (Export/Import - Ukraine)
      7.650%, 09/07/11                                       500             467
      6.800%, 10/04/12                                       550             494
   Government of Ukraine Registered
      7.650%, 06/11/13 (D)                                 5,680           5,452
      6.875%, 03/04/11 (A)                                 3,825           3,711
      6.875%, 03/04/11                                       400             389
      6.750%, 11/14/17                                       800             661
      6.580%, 11/21/16                                     9,860           8,387
   HSBC Bank (Ukrsibbank)
      7.750%, 12/21/11                                       400             382
   Naftogaz Ukrainy
      8.125%, 09/30/09                                       600             525
   Springvale Holdings
      9.181%, 09/07/09 (E)                                 1,000             960
   UK Private Bank
      8.000%, 02/06/12 (A)                                   800             664
                                                                   -------------
                                                                          22,730
                                                                   -------------
UNITED ARAB EMIRATES -- 0.9%
   HSBC Bank Middle East MTN, (AED)
      2.679%, 10/30/08 (E)                                16,500           4,442
   Jafz Sukuk, AED
      3.291%, 11/27/08 (E)                                20,000           5,315
                                                                   -------------
                                                                           9,757
                                                                   -------------
URUGUAY -- 3.2%
   Republic of Uruguay
      9.250%, 05/17/17                                     7,970           9,365
      8.000%, 11/18/22                                    17,947          19,113
      7.875%, 01/15/33                                     2,700           2,808
      7.625%, 03/21/36                                     1,096           1,110

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Republic of Uruguay PIK
      7.875%, 01/15/33                            $        2,456   $       2,554
                                                                   -------------
                                                                          34,950
                                                                   -------------
VENEZUELA -- 5.1%
   Government of Venezuela
      13.625%, 08/15/18                                    1,200           1,404
      10.750%, 09/19/13                                    5,540           5,679
      9.375%, 01/13/34                                    10,420           9,065
      9.250%, 05/07/28                                     5,150           4,481
      9.250%, 09/15/27                                     5,975           5,497
      9.000%, 05/07/23                                     6,020           5,216
      8.500%, 10/08/14                                     1,810           1,683
      7.650%, 04/21/25                                    12,355           9,422
      6.000%, 12/09/20                                     3,625           2,483
      5.750%, 02/26/16                                     5,900           4,558
   Government of Venezuela Registered
      7.000%, 12/01/18                                     2,005           1,569
   Petroleos de Venezuela
      5.375%, 04/12/27                                     5,605           3,168
      5.250%, 04/12/17                                       800             537
                                                                   -------------
                                                                          54,762
VIETNAM -- 0.3%                                                    -------------
   Socialist Republic of Vietnam
      6.875%, 01/15/16                                     3,650           3,579
                                                                   -------------
YEMEN -- 0.1%
   Pemberley SPV Finance 2008 Yemen MTN
      11.500%, 02/19/14                                    1,100           1,117
      0.000%, 02/25/20 (E)                                 1,100              --
                                                                   -------------
                                                                           1,117
                                                                   -------------
Total Global Bonds
   (Cost $939,286) ($ Thousands)                                         915,083
                                                                   -------------

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP
CONTRACTS -- 1.9% (H)
UNITED STATES -- 1.9%
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contract Outstanding                                   600             600
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contract Outstanding                                   600             600
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contract Outstanding                                   940             940
   Deposits with Credit Suisse First
      Boston as Collateral for Swap
      Contract Outstanding                                 2,400           2,400
   Deposits with Deutsche Bank as
      Collateral for Swap Contract
      Outstanding, BRL                                     7,115           4,356

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
   Deposits with Deutsche Bank as
      Collateral for Swap Contract
      Outstanding, BRL                            $          659   $         403
   Deposits with Deutsche Bank as
      Collateral for Swap Contract
      Outstanding, IDR                                 6,122,829             669
   Deposits with Goldman Sachs as
      Collateral for Swap Contract
      Outstanding, BRL                                     3,752           2,298
   Deposits with JPMorgan Chase as
      Collateral for Swap Contract
      Outstanding                                          1,047           1,047
   Deposits with JPMorgan Chase as
      Collateral for Swap Contract
      Outstanding                                          2,992           2,992
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding                                          1,803           1,803
   Deposits with Merrill Lynch as
      Collateral for Swap Contract
      Outstanding, NGN                                   285,300           2,426
   Deposits with Standard Bank as
      Collateral for Swap Contract
      Outstanding                                             72              72
   Deposits with UBS as Collateral for
      Swap Contract Outstanding, ILS                          21               6
                                                                   -------------
Total Deposit with Counterparty as
   Collateral for Swap Contracts
   (Cost $20,037)($ Thousands)                                            20,612
                                                                   -------------
LOAN PARTICIPATIONS -- 1.5%
GERMANY -- 0.1%
   Rike
      9.000%, 08/17/11                                     1,200           1,200
                                                                   -------------
NIGERIA -- 0.4%
   Oando
      13.900%, 02/23/10 NGN                              229,710           1,941
      13.900%, 03/02/10 NGN                              229,710           1,941
                                                                   -------------
                                                                           3,882
                                                                   -------------
RUSSIA -- 0.2%
   Snegri Overseas
      10.500%, 04/21/10                                    2,600           2,600
                                                                   -------------
SINGAPORE -- 0.3%
   Neptune
      0.000%, 12/05/08                                     3,522           3,522
                                                                   -------------
TURKEY -- 0.4%
   Cukurova, Ser A
      10.980%, 11/24/08                                    1,237           1,212
   Cukurova, Ser B
      10.973%, 05/01/12                                    3,850           3,600
                                                                   -------------
                                                                           4,812
                                                                   -------------
Total Loan Participations
   (Cost $16,322) ($Thousands)                                            16,016
                                                                   -------------


      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

                                                  Face Amount(1)    Market Value
Description                                         (Thousands)    ($ Thousands)
-----------                                       --------------   -------------
EQUITY-LINKED NOTES -- 0.7%
INDONESIA -- 0.7%
   Rebublic of Indonesia
      12.500%, 03/15/13                                8,600,000   $         959
      11.941%, 02/23/10 (A)(F)                        66,807,000           6,203
                                                                   -------------
Total Equity-Linked Notes
   (Cost $7,319) ($ Thousands)                                             7,162
                                                                   -------------
PURCHASED OPTIONS -- 0.1%
BRAZIL -- 0.1%
   December 2008 BRL Call,
      Expires 12/20/08
      Strike Price $1.710 *                            9,720,000             200
   December 2008 BRL Call,
      Expires 12/20/08
      Strike Price $1.705 *                            9,690,000             189
   January 2009 BRL Call,
      Expires 01/17/09
      Strike Price $1.705 *                            7,843,000             144
   November 2008 BRL Call,
      Expires 11/22/08
      Strike Price $1.700 *                            6,800,000             134
   November 2008 BRL Call,
      Expires 11/22/08
      Strike Price $1.670 *                            9,485,600             122
                                                                   -------------
                                                                             789
                                                                   -------------
UNITED STATES -- 0.0%
   June 2009 Call, Expires 06/20/09
      Strike Price $1.028 *                           26,000,000              94
   June 2009 Call, Expires 06/20/09
      Strike Price $1.240 *                           26,000,000              69
   June 2009 Call, Expires 06/20/09
      Strike Price $1.195 *                           26,000,000              75
   June 2009 Call, Expires 06/20/09
      Strike Price $0.800 *                           26,000,000             125
   May 2009 Call, Expires 05/16/09
      Strike Price $1.040 *                           26,000,000              89
   May 2009 Call, Expires 05/16/09
      Strike Price $1.120 *                           26,000,000              82
   May 2009 Call, Expires 05/16/09
      Strike Price $1.220 *                           26,000,000              71
   May 2009 Call, Expires 05/16/09
      Strike Price $1.040 *                           26,000,000              93
                                                                   -------------
                                                                             698
                                                                   -------------
Total Purchased Options
   (Cost $1,468) ($ Thousands)                                             1,487
                                                                   -------------

                                                     Number of
                                                     Warrants
                                                  --------------
WARRANTS -- 0.0%
RUSSIA -- 0.0%
   Teorema Holding A, Expires 10/27/11                       136              86
   Teorema Holding B, Expires 10/27/11                       272             178
                                                                   -------------
Total Warrants (Cost $47) ($ Thousands)                                      264
                                                                   -------------

                                                  Face Amount(1)
                                                   (Thousands)/     Market Value
Description                                          Contracts     ($ Thousands)
-----------                                       --------------   -------------
AFFILIATED PARTNERSHIP -- 2.0%
   SEI Liquidity Fund, L.P., 2.74% + ** (G)           22,154,916   $      22,019
Total Affiliated Partnership
   (Cost $22,155) ($ Thousands)                                           22,019
                                                                   -------------
Total Investments -- 91.0%
   (Cost $1,006,634)($ Thousands) ++                               $     982,643
                                                                   =============
WRITTEN OPTIONS -- 0.0%
BRAZIL -- 0.0%
   December 2008 BRL Call,
      Expires 12/20/08, Strike Price $1.57            (8,917,600)  $         (19)
   December 2008 BRL Call,
      Expires 12/20/08, Strike Price $1.61            (9,150,000)            (42)
   December 2008 BRL Call,
      Expires 12/20/08, Strike Price $1.61            (9,120,000)            (38)
   January 2009 BRL Call,
      Expires 01/17/09, Strike Price $1.61            (7,383,000)            (34)
   November 2008 BRL Call,
      Expires 11/22/08, Strike Price $1.55            (6,200,000)             (6)
                                                                   -------------
Total Written Options
   (Premiums Received $264) ($ Thousands)                          $        (139)
                                                                   -------------


SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

August 31, 2008

A summary of outstanding swap agreements held by the Fund at August 31, 2008 is as follows:

                               TOTAL RETURN SWAPS

                                                                                                                    NET UNREALIZED
                                                                                                                      APPRECIATION
                                                                            FUND      TERMINATION  NOTIONAL AMOUNT  (DEPRECIATION)
COUNTERPARTY    REFERENCE ENTITY/OBLIGATION           FUND PAYS           RECEIVES        DATE       (THOUSANDS)     ($ THOUSANDS)
-------------  -----------------------------  ------------------------  ------------  -----------  ---------------  --------------
Standard Bank  Federal Government of Nigeria  Cash Deposit Of Notional  Price Return    12/16/08     NGN     9,152   $           5
               17.000%, 12/16/08              Amount
Merrill Lynch  Solar Gardens Ltd. Term Loan   Cash Deposit Of Notional  Price Return    12/30/09     NGN   285,300             125
               Credit Facility                Amount
Goldman Sachs  Federative Republic of Brazil  Cash Deposit Of Notional  Price Return    01/01/17     BRL     3,700            (290)
               10.000%, 01/01/17              Amount
JPMorgan
   Chase Bank  Federative Republic of Brazil  Cash Deposit Of Notional  Price Return    05/15/11     BRL     1,577             239
               6.000%, 05/15/11               Amount
Deutsche Bank  Federative Republic of Brazil  Cash Deposit Of Notional  Price Return    08/15/10     BRL     4,411             (15)
               6.000%, 05/15/17               Amount
JPMorgan
Chase Bank     Federative Republic of Brazil  Cash Deposit Of Notional  Price Return    08/15/10     BRL     4,450             662
               6.000%, 08/15/10               Amount
Deutsche Bank  Federative Republic of Brazil  Cash Deposit Of Notional  Price Return    08/15/10     BRL       400               7
               6.000%, 08/15/10               Amount
Deutsche Bank  Indonesia Government 12.000%,  Cash Deposit Of Notional  Price Return    09/15/11     IDR 5,400,000            (32)
               09/15/11                       Amount
Merrill Lynch  Osjc Zaporozh Term Loan        Cash Deposit Of Notional  Price Return    12/31/10             1,775            (22)
               9.784% 12/31/10                Amount
                                                                                                                    --------------
                                                                                                                    $          679
                                                                                                                    ==============

                              CREDIT DEFAULT SWAPS

                                                           (PAYS)/
                                               BUY/SELL   RECEIVES  TERMINATION  NOTIONAL AMOUNT  NET UNREALIZED DEPRECIATION
COUNTERPARTY    REFERENCE ENTITY/OBLIGATION   PROTECTION    RATE        DATE       (THOUSANDS)            ($ THOUSANDS)
-------------  -----------------------------  ----------  --------  -----------  ---------------  ---------------------------
Credit Suisse  JSC Gazprom 8.625% 04/28/34       Sell       1.37%     08/20/16         (600)                 $ (53)
Credit Suisse  Naftogaz Ukrainy, 8.125%          Sell       5.75      12/20/08         (940)                   (16)
               09/30/09
Credit Suisse  Naftogaz Ukrainy, 8.125%          Sell       5.75      12/20/09       (2,400)                  (180)
               09/30/09
Credit Suisse  Naftogaz Ukrainy, 8.125%,         Sell       5.20      12/20/11         (600)                   (85)
               09/30/09
                                                                                                             -----
                                                                                                             $(334)
                                                                                                             =====

                              INTEREST RATE SWAPS

                                                                               NOTIONAL AMOUNT  NET UNREALIZED APPRECIATION
COUNTERPARTY             FUND PAYS            FUND RECEIVES  TERMINATION DATE    (THOUSANDS)            ($ THOUSANDS)
-------------  -----------------------------  -------------  ----------------  ---------------  ---------------------------
Deutsche Bank  Brazil Interbank Deposit Rate      14.76%         01/02/12         BRL  4,908              $  100
Deutsche Bank  Brazil Interbank Deposit Rate      14.64%         01/02/12         BRL  7,297                 132
Deutsche Bank  Brazil Interbank Deposit Rate      14.73%         01/02/12         BRL 20,689                 407
HSBC           Brazil Interbank Deposit Rate      14.61%         01/02/12         BRL  2,655                  45
Deutsche Bank  Brazil Interbank Deposit Rate      15.16%         01/02/12         BRL 15,245                 416
Goldman Sachs  Brazil Interbank Deposit Rate      15.20%         01/02/12         BRL  7,574                 209
Goldman Sachs  Brazil Interbank Deposit Rate      15.13%         01/02/12         BRL 12,949                 339
Deutsche Bank  Brazil Interbank Deposit Rate      13.80%         01/02/12         BRL  7,173                  23
Deutsche Bank  Brazil Interbank Deposit Rate      14.17%         01/02/12         BRL  7,036                  50
                                                                                                          ------
                                                                                                          $1,721
                                                                                                          ======

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2008, is as follows:

                                                               UNREALIZED
                                                              APPRECIATION
                   CURRENCY TO DELIVER  CURRENCY TO RECEIVE  (DEPRECIATION)
  MATURITY DATE        (THOUSANDS)          (THOUSANDS)       ($ THOUSANDS)
-----------------  -------------------  -------------------  --------------
9/3/08-10/2/08          BRL 13,264          USD     8,271       $   172
9/3/08-10/2/08          USD  3,800          BRL     6,222             5
9/5/08-10/7/08          CZK209,836          USD    13,192           741
9/5/08-10/7/08          USD 13,453          CZK   209,836        (1,001)
9/9/08-9/23/08          RUB205,602          USD     8,550           203
9/9/08-11/18/08         USD 13,816          RUB   329,703          (452)
9/30/08                 USD 10,600          HUF 1,655,866          (327)
10/2/08-10/23/08        USD 13,367          PZL    28,989          (608)
10/14/08-11/21/08       USD  8,798          MXP    91,280            (1)
10/22/08-11/28/08       USD  9,704          SGD    13,299          (272)
11/5/08                 SGD  5,945          USD     4,200           (17)
1/16/09                 EUR 11,223          USD    17,684         1,278
1/16/09                 USD  3,005          EUR     1,937          (174)
                                                                -------
                                                                $  (453)
                                                                =======

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                             NUMBER OF                 UNREALIZED
         TYPE OF             CONTRACTS   EXPIRATION   APPRECIATION
        CONTRACT           LONG (SHORT)     DATE     ($ THOUSANDS)
-------------------------  ------------  ----------  -------------
U.S. 5 Year Treasury Note        38       Dec-2008        $19
U.S. Long Treasury Bond         125       Dec-2008         68
                                                          ---
                                                          $87
                                                          ===

     Percentages are based on a Net Assets of $1,079,385 ($ Thousands)

*    Non-income producing security.

**   Affiliated Security.

+    Rate shown is the 7-day effective yield at August 31, 2008.

(1)  In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on August 31, 2008. The coupon on a step bond changes on a specified date.

(C)  Security in default on interest payments.

(D) This security or a partial position of this security is on loan at August 31, 2008. The total value of securities on loan at August 31, 2008 was $20,872 ($ Thousands).

(E) Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of August 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of August 31, 2008 was $22,019 ($ Thousands).

(H) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

AED -- United Arab Emirates Dirham
BRL -- Brazilian Real
COP -- Chilean Peso
CZK -- Czech Koruna
DEM -- Deutsche Mark
EUR -- Euro
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS -- Israel Shekel
INR -- India Rupee
KRW -- Korean Won
KZT -- Kazakhstan Tenge
L.P. -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
MYR -- Malaysian Ringgit
NGN -- Nigerian Naira
PEI -- Peruvian Inca
PIK -- Payment In Kind
PZL -- Polish Zloty
RUB -- Russian Ruble
Ser -- Series
SGD -- Singapore Dollar
TRY -- New Turkish Lira
USD -- U.S. Dollar

++ At August 31, 2008, the tax basis cost of the Fund's investments was $1,006,634 ($ Thousands), and the unrealized appreciation and depreciation were $13,850 ($ Thousands) and $(37,841) ($ Thousands) respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0

See end of Form N-Q Filing for FAS 157 disclosure.

SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Plus Fund

August 31, 2008

                                                    Face Amount
                                                  ($ Thousands)/    Market Value
Description                                           Shares       ($ Thousands)
-----------                                       --------------   -------------
U.S. TREASURY OBLIGATIONS -- 95.9%
   U.S. Treasury Bill (A) (B)
      1.355%, 10/16/08                            $        3,593   $       3,586
U.S. Treasury Inflation-Protected
   Securities
      4.250%, 01/15/10                                     2,488           2,616
      3.500%, 01/15/11                                       543             577
      3.375%, 01/15/12                                    14,242          15,366
      3.000%, 07/15/12                                    13,730          14,746
      2.625%, 07/15/17                                       609             661
      2.500%, 07/15/16                                    25,352          27,143
      2.375%, 04/15/11 to 01/15/17                        52,017          54,402
      2.000%, 04/15/12 to 01/15/16                       113,682         117,739
      1.875%, 07/15/13 to 07/15/15                        20,941          21,632
      1.625%, 01/15/15 to 01/15/18                        34,806          35,206
      1.375%, 07/15/18                                     4,642           4,524
      0.875%, 04/15/10                                    41,411          41,494
      0.625%, 04/15/13                                       341             333
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $328,219) ($ Thousands)                                         340,025
                                                                   -------------
CASH EQUIVALENT -- 3.1%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 2.700% * +               10,946,820          10,947
                                                                   -------------
Total Cash Equivalent
   (Cost $10,947) ($ Thousands)                                           10,947
                                                                   -------------
Total Investments -- 99.0%
   (Cost $339,166)($ Thousands) ++                                 $     350,972
                                                                   =============

A summary of the open futures contracts held by the Fund at August 31, 2008, is as follows:

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
        TYPE OF             CONTRACTS    EXPIRATION   (DEPRECIATION)
        CONTRACT          LONG (SHORT)      DATE       ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
Amsterdam Index                 (3)       Sep-2008       $     2
Amsterdam Index                  7        Sep-2008             2
Australian 10-Year Bond       (197)       Sep-2008        (1,345)
Australian 10-Year Bond         59        Sep-2008           340
CAC40 10 Euro                  (54)       Sep-2008           (32)
Canadian 10-Year Bond         (187)       Dec-2008          (123)
Dax Index                        5        Sep-2008           (83)
DJ Euro Stoxx 50 Index          14        Sep-2008             1
Euro-Bund                     (159)       Dec-2008        26,698
Euro-Bund                       81        Sep-2008           372
FTSE 100 Index                  31        Sep-2008            41
Hang Seng Index                (10)       Sep-2008           (24)
Hang Seng Index                 22        Sep-2008            66
IBEX Index                     (23)       Sep-2008            75
IBEX Index                       2        Sep-2008            (3)
Japan 10-Year Bond              (3)       Sep-2008           (41)
Japan 10-Year Bond              17        Sep-2008           569
Long Gilt 10-Year Bond        (101)       Dec-2008           (20)
Long Gilt 10-Year Bond         130        Dec-2008            24
Russell E-Mini                  (9)       Sep-2008           (12)
S&P 500 Composite Index         12        Sep-2008          (227)
S&P 500 Index E-Mini            38        Sep-2008          (139)
S&P/MIB Index                   29        Sep-2008          (300)
S&P/TSE 60 Index               (25)       Sep-2008           187
S&P/TSE 60 Index                15        Sep-2008          (204)
SPI 200 Index                  (23)       Sep-2008          (188)
SPI 200 Index                  (28)       Sep-2008           128
Topix Index                    (43)       Sep-2008           405
Topix Index                     55        Sep-2008          (702)

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
         TYPE OF            CONTRACTS    EXPIRATION   (DEPRECIATION)
        CONTRACT          LONG (SHORT)      DATE       ($ THOUSANDS)
-----------------------   ------------   ----------   --------------
U.S. 10-Year Note              117        Dec-2008       $    (8)
U.S. Long Treasury Bond        181        Dec-2008           (81)
                                                         -------
                                                         $25,378
                                                         =======

A summary of the outstanding forward foreign currency contracts held by the Fund at August 31, 2008, is as follows:

                                                         UNREALIZED
                                                        APPRECIATION
MATURITY   CURRENCY TO DELIVER   CURRENCY TO RECEIVE   (DEPRECIATION)
  DATE         (THOUSANDS)           (THOUSANDS)        ($ THOUSANDS)
--------   -------------------   -------------------   --------------
9/17/08         AUD 20,888           USD   19,487         $ 1,544
9/17/08         CAD  9,376           USD    9,239             393
9/17/08         CHF 29,429           USD   28,289           1,485
9/17/08         DKK  5,031           USD    1,062              70
9/17/08         EUR 25,452           USD   39,531           2,098
9/17/08         GBP  9,823           USD   19,133           1,242
9/17/08         JPY756,410           USD    7,053              75
9/17/08         NZD 19,111           USD   14,478           1,077
9/17/08         SEK 37,524           USD    6,217             381
9/17/08         SGD  1,491           USD    1,083              28
9/17/08         USD  6,078           AUD    6,390            (589)
9/17/08         USD 15,172           CAD   15,608            (447)
9/17/08         USD 25,573           CHF   26,687          (1,267)
9/17/08         USD 14,754           EUR    9,564            (688)
9/17/08         USD  2,410           GBP    1,235            (162)
9/17/08         USD 16,736           JPY1,778,922            (325)
9/17/08         USD 19,144           NOK   99,443            (788)
9/17/08         USD 15,097           NZD   20,715            (571)
9/17/08         USD  9,234           SEK   56,304            (476)
9/17/08         USD 29,047           SGD   39,658            (979)
                                                          -------
                                                          $ 2,101
                                                          =======

     Percentages are based on a Net Assets of $354,574 ($ Thousands)

+    Investment in affiliated security.

*    Rate shown is the 7-day effective yield as of August 31, 2008.

(A)  Rate shown is the 7-day effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krone
SGD -- Singapore Dollar
USD -- U.S. Dollar

++ At August 31, 2008, the tax basis cost of the Fund's investments was $339,166 ($ Thousands), and the unrealized appreciation and depreciation were $12,033 ($ Thousands) and $(227) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

      SEI Institutional Investments Trust / Quarterly Holdings / August 31, 2008

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after December 31, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The valuation techniques used by the fund to measure fair value in accordance with FAS 157 during the period ended August 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value
($ Thousands):

Investments in Securities                           Level 1           Level 2            Level 3            Total
---------------------------------------------------------------------------------------------------------------------
Large Cap Fund                                   $     345,582      $      2,063      $         --      $    347,645
Large Cap Diversified Alpha Fund                       622,878            11,862                --           634,740
Large Cap Disciplined Equity Fund                    8,474,794           116,255                --         8,591,049
Large Cap Index Fund                                   399,131               425                --           399,556
Small Cap Fund                                       2,058,453            13,619               368         2,072,440
Small/Mid Cap Equity Fund                            2,880,603             9,509               441         2,890,553
International Equity Fund                              124,752         1,133,237                --         1,257,989
World Equity Ex-US Fund                                520,620         2,358,905                --         2,879,525
Screened World Equity Ex-US Fund                        13,497            59,314                --            72,811
Enhanced LIBOR Opportunities Fund                       17,630           207,574                --           225,204
Core Fixed Income Fund                               1,246,546         6,435,989                --         7,682,535
High Yield Bond Fund                                   268,795         1,143,307            152,459        1,564,561
Long Duration Fund                                         569           108,463                --           109,032
Extended Duration Fund                                   5,179           923,352                --           928,531
Emerging Markets Debt Fund                              23,906           958,873                --           982,779
Real Return Plus Fund                                   10,947           340,025                --           350,972


Other Financial Instruments*                        Level 1           Level 2            Level 3            Total
---------------------------------------------------------------------------------------------------------------------
Large Cap Fund                                   $          80      $         --      $         --      $         80
Large Cap Diversified Alpha Fund                       (82,682)               --                --           (82,682)
Large Cap Disciplined Equity Fund                      (79,184)               --                --           (79,184)
Large Cap Index Fund                                      (361)               --                --              (361)
Small Cap Fund                                           1,408                --                --             1,408
Small/Mid Cap Equity Fund                                2,721                --                --             2,721
International Equity Fund                               (6,976)             (158)               --             7,134
World Equity Ex-US Fund                                 (7,144)           (5,687)               --            12,831
Screened World Equity Ex-US Fund                           (31)               --                --               (31)
Enhanced LIBOR Opportunities Fund                         (739)               19                --               720
Core Fixed Income Fund                                   4,208           (21,214)               --            17,006
High Yield Bond Fund                                         -                --                --                --
Long Duration Fund                                           -             5,145                --             5,145
Extended Duration Fund                                     (73)           92,647                --            92,574
Emerging Markets Debt Fund                                (366)            2,066                --             1,700
Real Return Plus Fund                                   27,479                --                --            27,479

* Other financial instruments are derivative instruments not reflective in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

                                                                 SMALL CAP          SMALL/MID CAP                HIGH YIELD
INVESTMENT IN SECURITIES                                              FUND            EQUITY FUND                 BOND FUND
----------------------------------------------------------------------------------------------------------------------------
Beginning balance as of June 1, 2008                          $        444      $             526       $           153,055
Accrued discounts/premiums                                              --                     --                        58
Realized gain/(loss)                                                    --                     --                    (4,107)
Change in unrealized appreciation/(deprecitation)                      (60)                   (71)                  (10,572)
Net purchase/sales                                                      --                     --                    14,025
Net tranfer in and/or out Level 3                                      (16)                   (14)                       --
                                                              -------------     ------------------      --------------------
Ending balance as of August 31, 2008                          $        368      $             441       $           152,459
                                                              -------------     ------------------      --------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust




By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date: October 30, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date: October 30, 2008

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: October 30, 2008

* Print the name and title of each signing officer under his or her signature.